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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811 — 02729
Short-Term Investments Trust

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 100 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Karen Dunn Kelley 11 Greenway Plaza, Suite 100 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626 — 1919
Date of fiscal year end: 8/31
Date of reporting period: 2/28/10

Item 1. Reports to Stockholders.

Cash Management Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Semiannual Report to Shareholders  ▪ February 28, 2010

2	Fund Data
3	Letters to Shareholders
4	Schedules of Investments
45	Financial Statements
50	Notes to Financial Statements
62	Financial Highlights
63	Fund Expenses
EX-99.CERT
EX-99.906CERT
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency and is not a deposit or other obligation of, or guaranteed by, a depository institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Read it carefully before you invest or send money.
Invesco Global Cash Management is a brand name encompassing products and services provided by one or more subsidiaries of Invesco Ltd. References to Invesco Fixed Income describe a fixed income team composed of affiliated Invesco entities worldwide.
Unless otherwise stated, information presented in this report is as of February 28, 2010, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Data

Cash Management Class data as of 2/28/10

FUND		YIELDS		WEIGHTED AVERAGE MATURITY		TOTAL NET ASSETS
		7-Day SEC Yields
		Had Fees Not
		Been Waived and/or		Range During
	7-Day	Expenses Not	Monthly	Reporting	At Reporting
	SEC Yields	Been Reimbursed	Yields	Period	Period End

Liquid Assets	0.05%	-0.01%	0.05%	41 - 56 days	42 days	$2.7 billion

STIC Prime	0.02	-0.05	0.02	11 - 26 days	18 days	789.5 million

Treasury	0.02	-0.04	0.02	40 - 54 days	52 days	7.5 billion

Government & Agency	0.02	-0.00	0.02	35 - 52 days	47 days	1.7 billion

Government TaxAdvantage	0.02	-0.14	0.02	25 - 53 days	37 days	15.2 million

Tax-Free Cash Reserve	0.02	-0.01	0.02	23 - 37 days	27 days	211.3 million
Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Had the adviser and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Monthly yields represent annualized results for the month, net of fees and expenses, and exclude any realized capital gains or losses.
2	Short-Term Investments Trust

Letters to Shareholders
Bruce Crockett
Dear Fellow Shareholders:
While 2009 was a challenging year for all of us, the final months of the decade concluded with many of us feeling more optimistic about the years ahead. Perhaps one of the most valuable lessons from 2009 is the importance of a long-term, diversified investment strategy, which I’ve mentioned in previous letters.
     Cash and cash equivalents comprised an important segment of many investors’ portfolios during the volatile market environment in 2009. As it has over the years, Invesco Global Cash Management served its clients well during this period of uncertainty by adhering to its conservative investment philosophy.
     Having navigated the recent crisis without any credit issues in our money market funds, Invesco continues to work with industry officials and regulatory authorities to identify “best practices” for the money market fund industry going forward. New rules for money market funds approved in January 2010 by the U.S. Securities and Exchange Commission incorporate many of these best practices, and promise additional disclosure and greater transparency for money market fund investors.
     Just as Invesco Global Cash Management is committed to managing its money market funds for safety and liquidity, your Board is committed to earning your continued trust. Board members exercise oversight to maintain the AIM Funds’ “Investor First” orientation, manage costs and enhance performance to put your interests first.
     To that end, some of you may have seen it reported in the latter part of 2009 that Invesco will assume the management of the Van Kampen family of mutual funds as well as the retail Morgan Stanley funds. The closing will be later this year, and we view this addition as an opportunity to provide you access to an even broader range of funds under the Invesco umbrella.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing and serving you.
Best regards,

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

Karen Dunn Kelley
Dear Shareholders:
The period covered by this report was a challenging one for investors in short-term cash management investments – as well as for those of us who manage such investments.
     After four quarters of contraction, the U.S. economy expanded in the third and fourth quarters of 2009. Although the strength and sustainability of the economic recovery was uncertain, signs of improvement were undeniable.
     Nonetheless, after experiencing significant stock market volatility over the last couple of years, many investors remained risk averse and preferred the relative safety and liquidity of cash or cash equivalents to equities. They did so despite historically low yields on money market funds.
     During the reporting period, those of us at Invesco Global Cash Management faced the challenge of providing investors with positive yields despite record-low short-term interest rates – and doing so in the face of a shrinking supply of creditworthy money market securities.
     Despite these challenges, we remained steadfast in our commitment to minimizing credit risk in our portfolios and avoiding issuers with potential event and headline risk. Our strict adherence to our time-tested credit and risk management processes was reflected in our continued growth in calendar year 2009 – when our growth outpaced the industry and our assets under management reached an all-time high.
     For Invesco Global Cash Management, part of Invesco Fixed Income, safety is of paramount importance to the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.
     All of us at Invesco Fixed Income are dedicated to helping our clients achieve their short-term cash management needs. We are also dedicated to excellence in customer service. If you have questions about your account, please contact one of our Cash Management representatives at 800 659 1005.
Sincerely,

Karen Dunn Kelley
CEO, Invesco Fixed Income

3Short-Term Investments Trust

Schedule of Investments

February 28, 2010
(Unaudited)

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–34.67%(a)
Asset-Backed Securities–Commercial Loans/Leases–6.92%
Amstel Funding Corp.(b)(c)	0.65%	03/30/10	$150,000	$149,921,458

Amstel Funding Corp.(b)(c)	0.90%	04/20/10	115,000	114,856,250

Amstel Funding Corp.(b)(c)	1.35%	03/11/10	200,000	199,925,000

Amstel Funding Corp.(b)(c)	1.35%	03/12/10	175,000	174,927,813

Atlantis One Funding Corp.(b)(c)	0.20%	04/06/10	100,000	99,980,000

Atlantis One Funding Corp.(b)(c)	0.22%	06/16/10	135,000	134,913,731

Atlantis One Funding Corp.(b)(c)	0.22%	06/09/10	151,000	150,907,722

Atlantis One Funding Corp.(b)(c)	0.29%	08/09/10	100,000	99,870,306

Atlantis One Funding Corp.(b)(c)	0.30%	08/04/10	200,000	199,744,333

Atlantis One Funding Corp.(b)(c)	0.30%	05/06/10	100,000	99,945,000

Atlantis One Funding Corp.(b)(c)	0.30%	07/06/10	175,000	174,814,792

Atlantis One Funding Corp.(b)(c)	0.30%	08/02/10	90,000	89,884,500

				1,689,690,905

Asset-Backed Securities–Consumer Receivables–1.52%
Amsterdam Funding Corp.(c)	0.18%	04/07/10	100,000	99,981,500

Amsterdam Funding Corp.(c)	0.20%	03/08/10	80,189	80,185,882

Barton Capital LLC(c)	0.19%	05/11/10	80,043	80,013,006

Old Line Funding, LLC(c)	0.19%	03/09/10	110,061	110,056,353

				370,236,741

Asset-Backed Securities–Fully Backed–0.66%
Straight-A Funding LLC
–Series 1, (CEP–Federal Financing Bank)(c)	0.18%	03/01/10	85,000	85,000,000

–Series 1, (CEP–Federal Financing Bank)(c)	0.18%	03/11/10	75,000	74,996,250

				159,996,250

Asset-Backed Securities–Fully Supported Bank–4.82%
Crown Point Capital Co., LLC
–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(c)	0.40%	03/05/10	45,000	44,998,000

–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(c)	0.40%	03/08/10	100,000	99,992,222

–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(c)	0.40%	03/16/10	60,000	59,990,000

–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(c)	0.40%	03/19/10	170,000	169,966,000

Grampian Funding Ltd./LLC
(CEP–Lloyds TSB Bank PLC)(b)(c)	0.24%	04/06/10	123,000	122,970,480

(CEP–Lloyds TSB Bank PLC)(b)(c)	0.24%	04/19/10	55,000	54,982,033

(CEP–Lloyds TSB Bank PLC)(b)(c)	0.25%	03/16/10	183,000	182,980,938

LMA-Americas, LLC
(CEP–Credit Agricole S.A.)(b)(c)	0.18%	04/23/10	78,400	78,379,224

(CEP–Credit Agricole S.A.)(b)(c)	0.20%	03/22/10	80,000	79,990,667

Matchpoint Master Trust–Series A, (CEP–BNP Paribas)(b)(c)	0.18%	03/12/10	104,461	104,455,255

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Fully Supported Bank–(continued)

Surrey Funding Corp.
(CEP–Barclays Bank PLC)(b)(c)	0.19%	03/17/10	$79,000	$78,993,329

(CEP–Barclays Bank PLC)(b)(c)	0.20%	04/12/10	50,000	49,988,333

(CEP–Barclays Bank PLC)(b)(c)	0.20%	04/20/10	50,000	49,986,111

				1,177,672,592

Asset-Backed Securities–Multi-Purpose–2.76%
Atlantic Asset Securitization LLC(c)	0.17%	03/15/10	105,000	104,993,058

Atlantic Asset Securitization LLC(c)	0.18%	04/09/10	60,000	59,988,300

Atlantic Asset Securitization LLC(c)	0.19%	05/04/10	50,000	49,983,111

Atlantic Asset Securitization LLC(c)	0.20%	05/10/10	50,000	49,980,556

Gemini Securitization Corp., LLC(c)	0.20%	05/03/10	47,000	46,983,550

Mont Blanc Capital Corp.(b)(c)	0.18%	03/04/10	97,000	96,998,545

Regency Markets No. 1, LLC(b)(c)	0.18%	03/22/10	56,000	55,994,120

Tulip Funding Corp.(b)(c)	0.18%	03/22/10	113,483	113,471,415

Tulip Funding Corp.(b)(c)	0.21%	03/01/10	95,000	95,000,000

				673,392,655

Asset-Backed Securities–Securities–4.51%
Aspen Funding Corp.(c)	0.16%	03/05/10	70,000	69,998,756

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.21%	04/19/10	100,000	99,971,417

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.22%	04/19/10	100,000	99,970,056

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.23%	04/07/10	25,000	24,994,090

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.23%	04/19/10	175,000	174,945,215

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.23%	04/21/10	75,000	74,975,562

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.26%	03/10/10	104,250	104,243,224

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.26%	03/15/10	52,000	51,994,742

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.26%	03/18/10	50,000	49,993,861

Solitaire Funding Ltd./LLC(b)(c)	0.20%	03/05/10	90,000	89,998,000

Solitaire Funding Ltd./LLC(b)(c)	0.20%	03/10/10	200,000	199,990,000

Tempo Finance Ltd./Corp.(b)(c)	0.22%	05/05/10	60,000	59,976,167

				1,101,051,090

Diversified Banks–5.98%
Bank of Nova Scotia(b)	0.21%	06/02/10	275,000	274,850,813

ING (U.S.) Funding LLC(b)	0.16%	03/05/10	200,000	199,996,445

National Australia Funding Delaware Inc.(b)(c)	0.17%	04/19/10	200,000	199,953,722

Santander Central Hispano Finance (Delaware) Inc.(b)	0.40%	04/09/10	155,000	154,932,833

Societe Generale North America, Inc.(b)	0.23%	05/25/10	230,000	229,875,097

Societe Generale North America, Inc.(b)	0.25%	04/07/10	400,000	399,897,222

				1,459,506,132

Integrated Oil & Gas–0.16%
Total Capital S.A.(b)(c)	0.17%	03/31/10	39,250	39,244,603

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Life & Health Insurance–1.14%
Metlife Short Term Funding LLC(c)	0.19%	03/01/10	$143,700	$143,700,000

Metlife Short Term Funding LLC(c)	0.19%	03/04/10	135,000	134,997,862

				278,697,862

Municipal Commercial Paper–1.35%
District of Columbia (National Academy of Sciences);
Series 2008A, Commercial Paper RB (LOC–Bank of America, N.A.)(d)	0.23%	03/04/10	18,000	18,000,000

Series 2009A, Commercial Paper RB (LOC–Bank of America, N.A.)(d)	0.20%	03/04/10	55,220	55,220,000

Illinois (State of) Educational Facilities Authority (Pooled Financing Program); Series 2002, Commercial Paper RN (LOC–Northern Trust Co.)(d)	0.21%	04/05/10	20,000	20,000,000

University of Texas System Board of Regents (Revenue Financing System);
Series 2002 A, Commercial Paper Notes	0.18%	03/05/10	35,000	35,000,000

Series 2002 A, Commercial Paper Notes	0.18%	04/06/10	5,000	5,000,000

Series 2002 A, Commercial Paper Notes	0.19%	07/09/10	20,000	20,000,000

Series 2002 A, Commercial Paper Notes	0.20%	05/24/10	25,000	25,000,000

Series 2002 A, Commercial Paper Notes	0.22%	06/03/10	33,875	33,875,000

Series 2002 A, Commercial Paper Notes	0.22%	07/13/10	20,000	20,000,000

Upper Trinity Regional Water District; Series 2010 A, Supply System Commercial Paper RN (LOC–Bank of America, N.A.)(d)	0.16%	03/01/10	22,350	22,350,000

Whiting (City of), Indiana (BP Products North America Inc.); Series 2009, Environmental Facilities Commercial Paper RB(b)	0.23%	03/03/10	31,500	31,500,000

Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care, Inc.);
Series 2009A, Commercial Paper RB (LOC–U.S. Bank, N.A.)(d)	0.25%	06/02/10	25,000	25,000,000

Series 2009A, Commercial Paper RB (LOC–U.S. Bank, N.A.)(d)	0.25%	07/07/10	20,000	20,000,000

				330,945,000

Packaged Foods & Meats–1.47%
Nestle Capital Corp.(b)(c)	0.30%	07/06/10	150,000	149,841,250

Nestle Capital Corp.(b)(c)	0.35%	05/13/10	100,000	99,929,028

Nestle Capital Corp.(b)(c)	0.35%	06/11/10	108,000	107,892,900

				357,663,178

Regional Banks–3.38%
ANZ National (Int’l) Ltd.(b)(c)	0.35%	04/19/10	70,000	69,966,653

Banque et Caisse d’Epargne de l’Etat(b)	0.20%	05/13/10	50,000	49,980,229

Banque et Caisse d’Epargne de l’Etat(b)	0.21%	03/15/10	100,000	99,991,833

Commonwealth Bank of Australia(b)(c)	0.19%	05/10/10	200,000	199,926,111

Fortis Funding LLC(b)(c)	0.22%	05/26/10	200,000	199,894,889

Svenska Handelsbanken, Inc.(b)	0.20%	05/19/10	204,800	204,712,363

				824,472,078

Total Commercial Paper (Cost $8,462,569,086)				8,462,569,086

Certificates of Deposit–30.56%
Banco Bilbao Vizcaya Argentaria, S.A.	0.30%	04/16/10	100,000	100,001,276

Banco Bilbao Vizcaya Argentaria, S.A.	0.32%	05/12/10	100,000	100,001,997

Banco Bilbao Vizcaya Argentaria, S.A.	0.34%	05/17/10	100,000	100,000,000

Banco Bilbao Vizcaya Argentaria, S.A.	0.46%	06/17/10	200,000	200,002,990

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)

Banco Bilbao Vizcaya Argentaria, S.A. (United Kingdom)(b)	0.31%	07/06/10	$100,000	$100,003,522

Bank of Nova Scotia(e)	0.23%	12/06/10	200,000	200,000,000

BNP Paribas (United Kingdom)(b)	0.23%	04/07/10	250,000	250,002,568

BNP Paribas	0.28%	06/14/10	160,000	160,000,000

Credit Agricole Corporate & Investment Bank	0.17%	03/01/10	63,000	63,000,000

Credit Agricole Corporate & Investment Bank(e)	0.33%	10/26/10	100,000	100,000,000

Credit Agricole Corporate & Investment Bank	0.53%	03/01/10	100,000	100,000,000

Credit Agricole Corporate & Investment Bank	0.70%	09/10/10	200,000	200,000,000

Credit Agricole Corporate & Investment Bank	0.96%	08/09/10	100,000	100,000,000

Credit Agricole Corporate & Investment Bank	0.96%	08/16/10	100,000	100,000,000

Commonwealth Bank of Australia(b)	0.29%	04/09/10	100,000	100,000,000

Lloyds TSB Bank PLC	0.18%	04/08/10	400,000	400,000,000

Lloyds TSB Bank PLC	0.18%	04/19/10	140,000	140,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.22%	05/18/10	150,000	150,003,247

National Australia Bank Ltd. (United Kingdom)(b)	0.22%	05/10/10	125,000	125,002,429

Nordea Bank A.B.	0.17%	04/12/10	200,000	200,000,000

Nordea Bank A.B.	0.19%	05/10/10	300,000	300,000,000

Nordea Bank A.B.	0.20%	03/03/10	200,000	200,000,000

Rabobank Nederland(e)	0.23%	01/07/11	100,000	100,000,000

Rabobank Nederland	0.29%	04/09/10	200,000	200,000,000

Rabobank Nederland(e)	0.35%	03/12/10	200,000	200,000,000

Rabobank Nederland	0.52%	05/21/10	200,000	200,000,000

Rabobank Nederland	0.55%	10/26/10	100,000	100,003,302

Royal Bank of Canada(e)	0.23%	11/04/10	155,000	155,000,000

Royal Bank of Canada	0.30%	03/23/10	100,000	100,000,000

Royal Bank of Canada	0.38%	05/28/10	250,000	250,000,000

Royal Bank of Scotland PLC	0.18%	04/09/10	200,000	200,000,000

Royal Bank of Scotland PLC	0.19%	04/16/10	125,000	125,000,000

Royal Bank of Scotland PLC	0.19%	04/16/10	125,000	125,000,000

Royal Bank of Scotland PLC	0.20%	03/08/10	200,000	200,000,000

Royal Bank of Scotland PLC	0.20%	03/19/10	100,000	100,000,000

Royal Bank of Scotland PLC	0.20%	03/26/10	150,000	150,000,000

Societe Generale(e)(f)	0.10%	04/05/10	200,000	200,000,000

Societe Generale	0.23%	05/03/10	150,000	150,000,000

Societe Generale	0.26%	04/06/10	189,800	189,802,836

Svenska Handelsbanken A.B.	0.19%	04/06/10	200,000	200,000,000

Toronto-Dominion Bank(e)	0.23%	12/09/10	200,000	200,000,000

Toronto-Dominion Bank	0.26%	07/01/10	175,000	175,000,000

Toronto-Dominion Bank	0.32%	05/17/10	150,000	150,003,196

Toronto-Dominion Bank	0.55%	10/22/10	100,000	100,000,000

Toronto-Dominion Bank	0.65%	04/09/10	200,000	200,000,000

Westpac Banking Corp.(e)	0.19%	04/13/10	200,000	200,000,000

Total Certificates of Deposit (Cost $7,457,827,363)				7,457,827,363

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Variable Rate Demand Notes–19.43%(e)(f)
Credit Enhanced–17.07%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.23%	06/01/29	$200	$200,000

Alamogordo (City of), New Mexico (Gerald Champion Regional Medical Center); Series 2007 A, Ref. VRD Hospital Improvement RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/37	10,465	10,465,000

Alexandria (City of), Virginia Industrial Development Authority (American Academy of Otolaryngology-Head & Neck Surgery Foundation, Inc.); Series 2008 B, VRD Headquarters Facilities RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/38	6,310	6,310,000

Alexandria (City of), Virginia Industrial Development Authority; Series 1996 A, VRD Pooled Loan RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/26	2,400	2,400,000

Allegheny (County of), Pennsylvania Hospital Development Authority (Central Blood Bank); Series 1992, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(d)	0.19%	12/01/10	2,525	2,525,000

Allegheny (County of), Pennsylvania Industrial Development Authority (Longwood at Oakwood, Inc.); Series 2001 B, Ref. VRD Sr. Health and Housing Facilities RB (LOC–PNC Bank, N.A.)(d)	0.13%	07/01/27	4,800	4,800,000

Apache (County of), Industrial Development Authority (Tucson Electric Power Co.-Springerville); Series 1983 B, VRD IDR (LOC–Bank of New York Mellon)(d)	0.20%	12/15/18	8,900	8,900,000

Atlanta (City of), Georgia (Westside); Series 2001, VRD Tax Allocation Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	12/01/22	8,055	8,055,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.23%	10/01/33	105	105,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.17%	12/01/33	29,015	29,015,000

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	12/01/14	3,400	3,400,000

Beaver (County of), Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(b)(d)	0.18%	07/15/21	8,500	8,500,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(d)	0.25%	12/01/28	4,700	4,700,000

Boone (County of), Kentucky (Duke Energy Kentucky, Inc.); Series 2008 A, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(d)	0.16%	08/01/27	5,000	5,000,000

Brooke (County of), West Virginia County Commission (Bethany College); Series 2008 A, VRD Commercial Development RB (LOC–PNC Bank, N.A.)(d)	0.19%	12/01/37	4,050	4,050,000

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD IDR (LOC–PNC Bank, N.A.)(d)	0.17%	07/01/39	25,840	25,840,000

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	05/01/27	2,150	2,150,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	06/15/31	2,010	2,010,000

Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	06/15/31	2,685	2,685,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	10/01/32	25,150	25,150,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.19%	12/01/32	2,660	2,660,000

Charlotte (City of), North Carolina (NASCAR Hall of Fame Facilities); Series 2009 D, VRD Taxable COP (LOC–Bank of America, N.A.)(d)	0.24%	06/01/35	9,800	9,800,000

Chatham Capital Corp.; Series 2000, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(d)	0.23%	07/01/20	4,431	4,431,000

Chester (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2001, VRD IDR (LOC–Wells Fargo Bank, N.A.)(d)	0.15%	07/01/31	41,500	41,500,000

Chicago (City of), Illinois Board of Education;
Series 2009 B, Ref. VRD Unlimited Tax GO (LOC–U.S. Bank, N.A.)(d)	0.12%	03/01/31	10,000	10,000,000

Series 2009 C, Ref. VRD Unlimited Tax GO (LOC–U.S. Bank, N.A.)(c)(d)	0.12%	03/01/12	6,300	6,300,000

Series 2010 B, Ref. VRD Unlimited Tax GO (LOC–JPMorgan Chase Bank, N.A.)(d)	0.12%	03/01/36	18,000	18,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Clarke (County of), Virginia Industrial Development Authority (Grafton School, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	12/01/20	$4,090	$4,090,000

Cleveland (City of) -Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(d)	0.16%	01/01/33	24,875	24,875,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	07/01/22	2,000	2,000,000

Cobb (County of), Georgia Housing Authority (Post Apartment Homes, L.P.); Series 1995, VRD MFH RB (CEP–Federal National Mortgage Association)	0.19%	06/01/25	7,725	7,725,000

Cobb (County of), Georgia Housing Authority (Post Mill); Series 1995, VRD MFH RB (CEP–Federal National Mortgage Association)	0.19%	06/01/25	8,350	8,350,000

Cohasset (City of), Minnesota (Minnesota Power & Light Co.); Series 1997 A, Ref. VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	06/01/20	13,000	13,000,000

Collier (County of), Florida Health Facilities Authority (The Moorings, Inc.),
Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	12/01/24	9,275	9,275,000

Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/35	25,200	25,200,000

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.18%	11/01/38	3,545	3,545,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.18%	04/15/39	5,420	5,420,000

Colorado (State of) Educational & Cultural Facilities Authority (Lutheran Church Extension Fund-Missouri Synod Loan Program); Series 2008, VRD RB (LOC–Bank of America, N.A.)(d)	0.17%	05/15/38	7,300	7,300,000

Colorado (State of) Educational & Cultural Facilities Authority (Northwest University); Series 2007, VRD RB (LOC–Bank of America, N.A.)(d)	0.18%	09/01/37	4,800	4,800,000

Colorado (State of) Educational & Cultural Facilities Authority (Parker & Denver High Schools); Series 2006, VRD RB (LOC–Bank of America, N.A.)(d)	0.17%	12/01/36	3,000	3,000,000

Colorado (State of) Educational & Cultural Facilities Authority (Western Christian Schools); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.18%	07/01/39	4,875	4,875,000

Colorado (State of) Health Facilities Authority (Bethesda Living Centers); Series 1999, VRD RB (LOC–Bank of America, N.A.)(d)	0.18%	08/15/30	16,955	16,955,000

Colorado (State of) Housing & Finance Authority (Central Park LLC); Series 1996 C, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.17%	10/15/16	2,300	2,300,000

Colorado Springs (City of), Colorado (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(d)	0.22%	03/01/17	7,000	7,000,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD Obligation Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	03/15/23	6,050	6,050,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	01/01/21	9,205	9,205,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2005, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(d)	0.20%	07/01/35	13,875	13,875,000

Connecticut (State of) Health & Educational Facilities Authority (Lawrence & Memorial Hospital); Series 2004 E, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.15%	07/01/34	20,590	20,590,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	07/01/25	45,830	45,830,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	03/01/19	3,465	3,465,000

Crawford (City of), Texas Education Facilities Corp. (Concordia University Texas); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/37	20,555	20,555,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.15%	06/15/25	7,740	7,740,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

DeKalb, Newton, & Gwinnett (Counties of), Georgia Joint Development Authority (GGC Real Estate Parking I, LLC); Series 2007, VRD Incremental Draw RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/32	$5,385	$5,385,000

DeKalb, Newton, & Gwinnett (Counties of), Georgia Joint Development Authority (GPC Real Estate Student Support I, LLC); Series 2007, VRD Incremental Draw RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/35	19,125	19,125,000

Delaware (County of), Pennsylvania Industrial Development Authority (Resource Recovery Facility);
Series 1997 G, Ref. VRD IDR (CEP–General Electric Capital Corp.)	0.16%	12/01/31	6,355	6,355,000

Series 1997 G, Ref. VRD IDR (CEP–General Electric Capital Corp.)	0.16%	12/01/31	8,375	8,375,000

Series 1997 G, Ref. VRD IDR (CEP–General Electric Capital Corp.)	0.16%	12/01/31	8,235	8,235,000

Series 1997 G, Ref. VRD IDR (CEP–General Electric Capital Corp.)	0.16%	12/01/31	7,640	7,640,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	09/01/36	3,945	3,945,000

Delaware (State of) Economic Development Authority (Peninsula United Methodist Homes, Inc.); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(d)	0.13%	05/15/37	7,415	7,415,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	05/01/36	5,000	5,000,000

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	07/01/39	10,100	10,100,000

Denham Springs (City of), Louisiana Economic Development District (Bass Pro Shops);
Series 2007 A, VRD Sales Tax Increment RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	01/01/37	5,060	5,060,000

Series 2007 B, VRD Sales Tax Increment RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	01/01/37	29,850	29,850,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility RB (LOC–PNC Bank, N.A.)(d)	0.23%	11/01/30	1,770	1,770,000

District of Columbia (Hogar Hispano, Inc.); Series 2005, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	03/01/30	15,565	15,565,000

District of Columbia (John F. Kennedy Center for the Performing Arts); Series 2008, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	10/01/29	18,630	18,630,000

District of Columbia (National Association for the Education of Young Children); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	04/01/36	14,390	14,390,000

District of Columbia (The Field School, Inc.); Series 2001 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.18%	07/01/31	13,655	13,655,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	04/01/38	6,000	6,000,000

District of Columbia;
Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(c)(d)	0.20%	01/01/29	17,227	17,227,000

Series 2001 C, VRD Unlimited Tax GO (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	06/01/26	15,570	15,570,000

Series 2002 D, Ref. VRD Unlimited Tax GO (LOC–Wells Fargo Bank, N.A.)(d)	0.20%	07/01/31	36,995	36,995,000

Series 2008 C-1, Ref. VRD Unlimited Tax GO (LOC–TD Bank, N.A.)(d)	0.18%	06/01/27	5,000	5,000,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	06/01/27	78,553	78,553,000

Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(d)	0.14%	08/15/32	5,000	5,000,000

DuPage (County of), Illinois (Benet Academy Capital Building); Series 2000, VRD RB (LOC–Bank of America, N.A.)(c)(d)	0.20%	04/01/30	8,550	8,550,000

Eastern Michigan University Board of Regents; Series 2009 B, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.15%	03/01/49	15,000	15,000,000

Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	11/01/24	10,000	10,000,000

Emmaus (Borough of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.20%	03/01/30	20,000	20,000,000

Energy Northwest (Project No. 3); Series 2003-E, Ref. VRD Electric RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	07/01/17	44,075	44,075,000

Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)	0.18%	12/01/34	5,000	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Erie (City of), Pennsylvania Higher Education Building Authority (Mercyhurst College); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/23	$4,400	$4,400,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	06/01/37	9,565	9,565,000

Florida Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC–Wells Fargo Bank, N.A.)(d)	0.21%	02/01/35	2,595	2,595,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	05/15/31	5,780	5,780,000

Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(d)	0.19%	12/01/28	6,465	6,465,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank N.A.)(d)	0.16%	12/01/21	20,000	20,000,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(d)	0.29%	09/01/41	1,810	1,810,000

Fulton (County of), Georgia Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	04/01/28	3,470	3,470,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/23	4,965	4,965,000

Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)	0.20%	03/01/30	14,845	14,845,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(d)	0.16%	06/01/19	12,035	12,035,000

Green Lake (Township of), Michigan Economic Development Corp. (Interlochen Center For The Arts); Series 2004, Ref. VRD RB (LOC–Harris N.A.)(d)	0.14%	06/01/34	4,300	4,300,000

Gwinnett (County of), Georgia Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC–Bank of America, N.A.)(c)(d)	0.50%	12/01/18	900	900,000

Hamilton (County of), Ohio (Cincinnati Children’s Hospital Medical Center); Series 2007 N, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	05/15/37	10,000	10,000,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	06/01/27	20,897	20,897,000

Hannibal (City of), Missouri Industrial Development Authority (Hannibal Regional Hospital); Series 2007, VRD Health Facilities RB (LOC–Bank of America, N.A.)(d)	0.20%	08/01/27	7,740	7,740,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(d)	0.16%	11/01/25	16,175	16,175,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/24	25,000	25,000,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC–U.S. Bank, N.A.)(d)	0.19%	06/01/14	3,490	3,490,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)	0.17%	08/01/32	7,800	7,800,000

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	01/01/38	3,785	3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2003 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(d)	0.17%	11/15/12	11,145	11,145,000

Series 2005 E, VRD Hospital RB (LOC–Credit Agricole S.A.)(b)(d)	0.19%	11/15/35	8,000	8,000,000

Series 2006 B-3, Ref. VRD Hospital RB (LOC–U.S. Bank, N.A.)(d)	0.15%	11/15/31	42,935	42,935,000

Series 2007 B, VRD Hospital RB (LOC–Harris N.A.)(d)	0.17%	11/15/37	19,015	19,015,000

Houston (City of), Texas Independent School District; Series 2004, VRD Schoolhouse Limited Tax GO (CEP–Texas Permanent School Fund)	0.20%	06/15/31	30,175	30,175,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	10/01/14	4,980	4,980,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Idaho (State of) Health Facilities Authority (Pooled Financing Program); Series 1985, VRD ACES RB (LOC–U.S. Bank, N.A.)(d)	0.20%	10/01/10	$2,700	$2,700,000

Illinois (State of) Development Finance Authority (Chicago Shakespeare Theater); Series 1999, VRD RB (LOC–Bank of America, N.A.)(c)(d)	0.50%	01/01/19	4,100	4,100,000

Illinois (State of) Development Finance Authority (Chinese American Service League); Series 2002, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	08/01/24	3,625	3,625,000

Illinois (State of) Development Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–Bank of America, N.A.)(c)(d)	0.50%	10/01/17	3,750	3,750,000

Illinois (State of) Development Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(c)(d)	0.22%	03/01/22	5,000	5,000,000

Illinois (State of) Development Finance Authority (Village of Oak Park Residence Corp.); Series 2001, VRD RB (LOC–Bank of America, N.A.)(c)(d)	0.20%	07/01/41	13,000	13,000,000

Illinois (State of) Development Finance Authority (Window to the World Communications, Inc.); Series 2000, VRD RB (LOC–Bank of America, N.A.)(d)	0.23%	08/01/15	6,900	6,900,000

Illinois (State of) Educational Facilities Authority (Field Museum of Natural History);
Series 1998, VRD RB (LOC–Bank of America, N.A.)(d)	0.18%	11/01/32	11,900	11,900,000

Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	11/01/34	16,400	16,400,000

Illinois (State of) Educational Facilities Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.21%	06/01/29	3,400	3,400,000

Illinois (State of) Educational Facilities Authority (St. Xavier University); Series 2002 A, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	10/01/32	6,890	6,890,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–Northern Trust Co.)(d)	0.17%	04/01/38	4,200	4,200,000

Illinois (State of) Finance Authority (Commonwealth Edison Co.); Series 2008 D, Ref. VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	03/01/20	7,800	7,800,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	02/01/40	9,900	9,900,000

Series 2009 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	02/01/34	14,500	14,500,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.21%	08/01/28	2,000	2,000,000

Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	07/01/35	15,000	15,000,000

Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	11/15/37	35,800	35,800,000

Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	11/15/37	6,000	6,000,000

Illinois (State of) Finance Authority (Proctor Hospital); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A)(d)	0.17%	01/01/16	8,465	8,465,000

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	04/01/39	7,600	7,600,000

Series 2009 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	04/01/39	17,600	17,600,000

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC–Northern Trust Co.)(d)	0.17%	02/15/33	10,950	10,950,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	08/15/25	10,895	10,895,000

Illinois (State of) Health Facilities Authority (Riverside Health System); Series 1994, VRD RB (LOC–Bank of America, N.A.)(d)	0.19%	11/01/19	5,700	5,700,000

Independence (City of), Missouri Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(d)	0.20%	11/01/27	19,265	19,265,000

Indiana (State of) Finance Authority (Bethel College); Series 2007, VRD Educational Facilities RB (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/32	5,725	5,725,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	08/01/21	$7,550	$7,550,000

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(d)	0.17%	07/01/39	15,000	15,000,000

Indiana (State of) Finance Authority (Parkview Health System Obligated Group); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(d)	0.16%	11/01/39	32,990	32,990,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(d)	0.16%	11/01/37	18,560	18,560,000

Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	11/01/37	5,825	5,825,000

Indiana (State of) Health & Educational Facility Financing Authority (Howard Regional Health System); Series 2005, VRD Hospital RB (LOC–Harris N.A.)(d)	0.14%	01/01/35	9,800	9,800,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals);
Series 2000 A, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/28	7,300	7,300,000

Series 2000 B, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/28	6,075	6,075,000

Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–Federal National Mortgage Association)	0.15%	05/15/38	10,000	10,000,000

Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD Private College Facility RB (LOC–Bank of America, N.A.)(d)	0.20%	02/01/33	5,905	5,905,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2000, VRD Private College Facility RB (LOC–Bank of America, N.A.)(d)	0.15%	11/01/30	20,450	20,450,000

Jackson (City of), Tennessee Energy Authority; Series 2009, Ref. VRD Water System RB (LOC–U.S. Bank, N.A.)(d)	0.15%	12/01/23	19,000	19,000,000

Kalamazoo (City of), Michigan Hospital Finance Authority (Bronson Methodist Hospital); Series 2009 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	05/15/28	35,510	35,510,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	05/01/33	7,750	7,750,000

Lackawanna (County of), Pennsylvania Industrial Development Authority (Scranton Preparatory School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	07/01/36	7,715	7,715,000

Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	06/01/31	29,315	29,315,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Communities); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	12/01/39	10,000	10,000,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(d)	0.19%	08/02/38	2,050	2,050,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(d)	0.16%	03/01/38	10,470	10,470,000

Louisiana (State of); Series 2009 A-1, VRD Gasoline & Fuels Tax Second Lien RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	05/01/43	40,000	40,000,000

Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2002, VRD Auxiliary RB (LOC–BNP Paribas)(b)(d)	0.19%	07/01/32	10,590	10,590,000

Lucas (County of), Ohio (ProMedica Healthcare System);
Series 2008 A, VRD Hospital RB (LOC–UBS AG)(b)(d)	0.18%	11/15/34	44,500	44,500,000

Series 2008 B, VRD Hospital RB (LOC–UBS AG)(b)(d)	0.16%	11/15/40	27,955	27,955,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(d)	0.19%	09/01/28	2,480	2,480,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/26	3,390	3,390,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/14	4,820	4,820,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(d)	0.19%	05/01/27	$4,695	$4,695,000

Manatee (County of), Florida (St. Stephen’s Upper School); Series 2000, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	11/01/25	4,000	4,000,000

Maryland (State of) Department of Housing & Community Development Administration (Park View at Catonsville); Series 2007 B, VRD MFH Development RB (CEP–Federal Home Loan Mortgage Corp.)	0.21%	12/01/37	3,650	3,650,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(d)	0.18%	07/01/33	3,590	3,590,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	04/01/35	7,500	7,500,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	07/01/41	5,000	5,000,000

Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC–TD Bank, N.A.)(d)	0.20%	04/01/28	5,895	5,895,000

Massachusetts (State of) Development Finance Agency (Brooksby Village Inc.); Series 2004, VRD RB (LOC–Bank of America, N.A.)(d)	0.17%	07/01/32	54,670	54,670,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(d)	1.60%	10/01/38	15,745	15,745,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD RB (LOC–TD Bank, N.A.)(d)	0.25%	03/01/39	5,750	5,750,000

Massachusetts (State of) Health & Educational Facilities Authority (Falmouth Assisted Living, Inc.); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(d)	0.25%	11/01/26	3,000	3,000,000

Massachusetts (State of) Health & Educational Facilities Authority (Northeastern University); Series 2008 V, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.23%	10/01/30	3,745	3,745,000

Massachusetts (State of) Housing Finance Agency (Avalon at Crane Brook); Series 2006 A, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.23%	04/01/36	23,335	23,335,000

Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable Bonds (LOC–Bank of America, N.A.)(d)	0.29%	01/01/44	9,308	9,308,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	10/15/42	52,100	52,100,000

Michigan (State of) Higher Education Facilities Authority (Calvin College); Series 2007 A, Ref. VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	09/01/37	5,000	5,000,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	10/15/30	21,235	21,235,000

Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	10/15/30	16,180	16,180,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	10/15/38	34,575	34,575,000

Michigan (State of) Strategic Fund (The Roper School); Series 2002, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(c)(d)	0.50%	05/01/32	3,195	3,195,000

Middletown (City of), Ohio (Atrium Medical Center Obligated Group);
Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	11/15/39	21,000	21,000,000

Series 2008 B, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	11/15/39	19,375	19,375,000

Minneapolis (City of), Minnesota (Fairview Health Services); Series 2008 E, VRD Health Care System RB (LOC–Wells Fargo Bank, N.A.)(d)	0.15%	11/15/47	56,155	56,155,000

Minnesota (State of) Higher Education Facilities Authority (St. Olaf College); Series 2000 Five-H, VRD RB (LOC–Harris N.A.)(d)	0.14%	10/01/30	5,225	5,225,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Assoc. Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.18%	01/01/25	4,650	4,650,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.25%	12/15/29	9,350	9,350,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.20%	04/01/37	$1,500	$1,500,000

Mississippi (State of) Business Finance Corp. (Jackson State University Privatized Student Housing); Series 2002 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	01/01/33	14,500	14,500,000

Mississippi (State of) Business Finance Corp. (Waste Management, Inc.); Series 2007, VRD Solid Waste Disposal RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	07/01/17	4,500	4,500,000

Missouri (State of) Health & Educational Facilities Authority (Bethesda Health Group, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	08/01/41	7,300	7,300,000

Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund–Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC–Bank of America, N.A.)(d)	0.17%	07/01/29	7,645	7,645,000

Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital); Series 2008 A, VRD RB (LOC–UBS AG)(b)(d)	0.19%	05/15/32	15,920	15,920,000

Missouri-Illinois Metropolitan District Bi-State Development Agency (Metrolink Cross County Extension Project); Series 2005 A, VRD Sub. Mass Transit Sales Tax Appropriation Bonds (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	10/01/35	18,000	18,000,000

Mobile (City of), Alabama Downtown Redevelopment Authority (Austral USA, LLC); Series 2009, VRD RB (LOC–Westpac Banking Corp.)(b)(d)	0.18%	09/01/39	7,000	7,000,000

Mobile (City of), Alabama Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.); Series 2010 B, VRD RB (LOC–Deutsche Bank AG)(b)(d)	0.16%	02/01/40	2,995	2,995,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	01/01/36	52,500	52,500,000

Montgomery (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	11/01/38	27,000	27,000,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/38	1,875	1,875,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	08/15/31	2,625	2,625,000

Montgomery (County of), Tennessee Public Building Authority (Tennessee County Loan Pool); Series 1997, VRD Pooled Financing RB (LOC–Bank of America, N.A.)(c)(d)	0.24%	11/01/27	3,900	3,900,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities IDR (LOC–PNC Bank, N.A.)(d)	0.19%	06/01/25	8,500	8,500,000

Morton Grove (Village of), Illinois (Illinois Holocaust Museum & Educational Center); Series 2006, VRD Cultural Facility RB (LOC–Bank of America, N.A.)(d)	0.19%	12/01/41	4,250	4,250,000

Nashville (City of), & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.19%	07/15/36	6,825	6,825,000

New Hampshire (State of) Business Finance Authority (Alice Peck Day Health Systems Obligated Group); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(d)	0.18%	10/01/36	5,380	5,380,000

New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(d)	0.25%	02/01/28	900	900,000

New Jersey (State of) Educational Facilities Authority (Caldwell College); Series 2006 F, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.14%	07/01/32	19,700	19,700,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System Bonds (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	06/15/32	41,000	41,000,000

New Mexico (State of) Educational Assistance Foundation; Sr. Series 2009 A, VRD Education Loan Bonds (LOC–Royal Bank of Canada)(b)(d)	0.23%	11/01/28	3,000	3,000,000

New Mexico (State of) Finance Authority; Subseries 2008 B-2, Ref. VRD Sub. Lien State Transportation RB (LOC–UBS AG)(b)(d)	0.19%	12/15/26	62,000	62,000,000

New York (City of), New York Housing Development Corp. (155 West 21st Street Development); Series 2007 B, VRD Taxable MFH Rental RB (CEP–Federal National Mortgage Association)	0.20%	11/15/37	4,600	4,600,000

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	08/01/36	2,035	2,035,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Norfolk (City of), Virginia Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/34	$9,040	$9,040,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (Norfolk Housing, LLC-The District at ODU); Series 2009, VRD Taxable RB (LOC–Bank of America, N.A.)(d)	0.29%	09/01/39	28,505	28,505,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	04/01/27	3,345	3,345,000

North Carolina (State of) Capital Facilities Finance Agency (Mars Hill College); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	01/15/28	13,770	13,770,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/29	2,360	2,360,000

North Carolina (State of) Capital Facilities Finance Agency (Pfeiffer University); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(d)	0.20%	11/01/26	8,735	8,735,000

North Carolina (State of) Capital Facilities Finance Agency (Shaw University); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(d)	0.20%	10/01/26	9,715	9,715,000

North Carolina (State of) Capital Facilities Finance Agency (The O’Neal School); Series 2007, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	09/01/29	2,400	2,400,000

North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(d)	0.20%	06/01/31	8,385	8,385,000

North Carolina (State of) Educational Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(d)	0.22%	01/01/19	8,325	8,325,000

North Carolina (State of) Educational Facilities Finance Agency (Gardner-Webb University); Series 1997, VRD RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.18%	07/01/17	2,025	2,025,000

North Carolina (State of) Educational Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/17	7,810	7,810,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	11/15/28	11,615	11,615,000

North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	01/01/49	13,000	13,000,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	09/01/34	22,875	22,875,000

Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)	0.26%	11/01/35	2,045	2,045,000

Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(d)	0.23%	12/01/27	14,345	14,345,000

Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(d)	0.28%	12/01/27	270	270,000

Ohio (State of) (Ohio Dominican University); Series 2007, VRD Higher Educational Facility RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	12/01/37	8,940	8,940,000

Ohio (State of) (University Hospitals Health System, Inc.); Series 2008 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.14%	01/15/35	15,130	15,130,000

Ohio (State of) Air Quality Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2005-A, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(d)	0.22%	08/01/33	7,000	7,000,000

Ohio (State of) Higher Educational Facility Commission (Cleveland Institute of Music); Series 2005, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	05/01/30	2,500	2,500,000

Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.19%	11/01/30	8,365	8,365,000

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2005-B, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(d)	0.18%	01/01/34	9,395	9,395,000

Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/16	7,210	7,210,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.16%	08/01/34	25,920	25,920,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–Federal National Mortgage Association)	0.24%	10/15/38	$5,000	$5,000,000

Orlando (City of), & Orange (County of), Florida Expressway Authority; Subseries 2008 B-3, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.15%	07/01/40	71,400	71,400,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(d)	0.18%	07/01/32	19,495	19,495,000

Palm Beach (County of), Florida Housing Finance Authority (Emerald Bay Club Apartment); Series 2004, Ref. VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(d)	0.20%	06/01/30	5,500	5,500,000

Parma (City of), Ohio (PRL Corp.); Series 2006 B, VRD Taxable Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.25%	11/01/30	1,400	1,400,000

Parma (City of), Ohio (The Parma Community General Hospital Association);
Series 2006 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	11/01/29	4,370	4,370,000

Series 2006 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	11/01/30	9,475	9,475,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/30	4,700	4,700,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Messiah College); Series 2001 I-4, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	11/01/31	11,380	11,380,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.19%	05/01/20	2,050	2,050,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Washington & Jefferson College); Series 1999 E-5, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/29	6,100	6,100,000

Pennsylvania (State of) Higher Educational Facilities Authority (Saint Joseph’s University); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(d)	0.16%	11/01/37	2,500	2,500,000

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	02/01/34	6,960	6,960,000

Pennsylvania (State of) Turnpike Commission;
Series 2008 B-1, VRD Turnpike RB (LOC–Bank of America, N.A.)(d)	0.18%	12/01/38	22,075	22,075,000

Series 2008 B-3, VRD Turnpike RB (LOC–Bank of America, N.A.)(d)	0.18%	12/01/38	30,000	30,000,000

Pennsylvania (State of) Upper Dauphin Industrial Development Authority (United Church of Christ Homes, Inc.); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	12/01/26	8,325	8,325,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	10/01/29	4,600	4,600,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/27	23,700	23,700,000

Pitkin (County of), Colorado Industrial Development (Aspen Skiing Co.); Series 1994 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	04/01/16	2,100	2,100,000

Portland (City of), Oregon (The South Park Block); Series 1988 A, Ref. VRD MFH RB (LOC–Harris N.A.)(d)	0.16%	12/01/11	10,750	10,750,000

Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2006 B, Ref. VRD RB (LOC–Bank of America, N.A.)(d)	0.18%	04/01/28	23,310	23,310,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	07/01/26	3,910	3,910,000

R.G. Ray Corp.; Series 2000, VRD Taxable RB (LOC–Bank of America, N.A.)(d)	0.50%	01/01/15	1,580	1,580,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/39	8,165	8,165,000

Reno (City of), Nevada (ReTRAC–Reno Transportation Rail Access Corridor); Series 2008 A, Ref. VRD Sr. Lien Sales Tax RB (LOC–Bank of New York Mellon)(d)	0.14%	06/01/42	11,000	11,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	09/01/37	$9,670	$9,670,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	11/01/27	16,745	16,745,000

Richmond (County of), Georgia Development Authority (MCG Health, Inc.) Series 2008 A, VRD RB (LOC–UBS AG)(b)(d)	0.16%	07/01/37	26,225	26,225,000

Roswell (City of), Georgia Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(c)	0.18%	08/01/24	3,950	3,950,000

Rush Medical Foundation; Series 2006, VRD Sec. Promissory Notes (LOC–U.S. Bank, N.A.)(d)	0.24%	12/01/31	5,400	5,400,000

Saint Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(d)	0.26%	03/01/29	4,800	4,800,000

Series 2009-9 BB, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(d)	0.20%	03/01/29	3,000	3,000,000

Saint Petersburg (City of), Florida Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/33	12,000	12,000,000

Sarasota (County of), Florida (Sarasota Family YMCA, Inc.); Series 1999, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	10/01/21	3,260	3,260,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–Federal National Mortgage Association)	0.19%	06/01/25	2,800	2,800,000

Snohomish (County of), Washington Housing Authority (Autumn Chase Apartments); Series 2005, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/36	6,760	6,760,000

South Carolina (State of) State Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–Federal National Mortgage Association)	0.20%	11/15/35	7,465	7,465,000

South Carolina (State of) Jobs-Economic Development Authority (Porter-Gaud School); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	12/01/33	12,000	12,000,000

South Carolina (State of) Jobs-Economic Development Authority (Republic Services, Inc.); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	04/01/34	7,000	7,000,000

South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.17%	11/01/32	35,950	35,950,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	10/01/28	10,110	10,110,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	03/01/28	8,252	8,252,000

South Carolina (State of) Transportation Infrastructure Bank; Series 2003 B-3, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.16%	10/01/31	60,225	60,225,000

South Dakota (State of) Health & Educational Facilities Authority (Regional Health, Inc.); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	09/01/27	8,500	8,500,000

South Fulton (Region of), Georgia Municipal Regional Water & Sewer Authority; Series 2007, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	01/01/33	9,350	9,350,000

Southeastern Pennsylvania Transportation Authority; Series 2007, Ref. VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	03/01/22	19,075	19,075,000

South Louisiana Port Commission (Occidental Petroleum Corp.); Series 1996, Ref. VRD Port Facilities RB (LOC–Bank of New York Mellon)(d)	0.16%	07/01/18	17,000	17,000,000

St. Charles (County of), Missouri Public Water Supply District No. 2; Series 2005 A, VRD COP (LOC–Bank of America, N.A.)(d)	0.20%	12/01/33	14,070	14,070,000

St. Cloud (City of), Minnesota (CentraCare Health System); Series 2009 A, Ref. VRD Health Care RB (LOC–Bank of Nova Scotia)(b)(d)	0.16%	05/01/42	6,400	6,400,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.19%	06/01/38	10,000	10,000,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(d)	0.16%	11/15/43	12,000	12,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	04/15/27	$9,170	$9,170,000

Steamboat Springs (City of), Colorado Redevelopment Authority (Base Area Redevelopment); Series 2009, Ref. VRD Tax Increment & Improvement RB (LOC–U.S. Bank, N.A.)(d)	0.19%	12/01/29	8,750	8,750,000

Tampa (City of), Florida (Drug Abuse Comprehensive Coordinating Office, Inc.); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	08/01/35	16,325	16,325,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 C-4, Ref. VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/47	20,345	20,345,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Forth Worth Museum of Science & History); Series 2008, VRD Incremental Draw RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.18%	06/01/38	19,000	19,000,000

Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Airport Improvement RB (LOC–Societe Generale)(b)(d)	0.18%	07/01/19	15,400	15,400,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC–Bank of America, N.A.)(d)	0.22%	05/01/42	6,845	6,845,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.23%	07/01/26	40,350	40,350,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(d)	0.18%	09/01/38	17,200	17,200,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	12/01/38	32,500	32,500,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	08/01/35	16,225	16,225,000

Virginia (State of) Small Business Financing Authority (WoodFuels Virginia, LLC); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(d)	0.29%	10/01/24	1,500	1,500,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.21%	06/01/30	28,000	28,000,000

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(d)	0.20%	06/01/18	10,000	10,000,000

Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2009 B, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.16%	08/15/44	13,700	13,700,000

Washington (State of) Health Care Facilities Authority (National Healthcare, Research & Education Finance Corp.); Series 2000, VRD Lease RB (LOC–BNP Paribas)(b)(d)	0.16%	01/01/32	7,500	7,500,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.16%	11/15/39	33,000	33,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(d)	0.15%	10/01/30	21,700	21,700,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.19%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Holly Village Seniors, LP); Series 1999 A, VRD MFH RB (CEP–Federal National Mortgage Association)	0.25%	07/15/32	1,100	1,100,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)	0.21%	07/01/44	8,000	8,000,000

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–Federal National Mortgage Association)	0.22%	09/01/38	2,000	2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.19%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(d)	0.17%	10/01/19	3,375	3,375,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	04/01/43	28,500	28,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(d)	0.17%	01/01/30	$13,775	$13,775,000

Washington (State of) Housing Finance Commission (The Bush School); Series 2006, VRD Non-profit RB (LOC–Bank of America, N.A.)(d)	0.19%	04/01/34	10,370	10,370,000

Washington (State of) Housing Finance Commission (The Hearthstone); Series 2004, Ref. VRD Non-profit RB (LOC–Bank of America, N.A.)(d)	0.25%	12/01/29	4,040	4,040,000

Washington (State of) Housing Finance Commission (YMCA of Greater Seattle Program); Series 2007, VRD Non-profit RB (LOC–Bank of America, N.A.)(d)	0.19%	09/01/37	3,000	3,000,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 C, VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(d)	0.19%	07/01/27	6,285	6,285,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD IDR (LOC–PNC Bank, N.A.)(d)	0.19%	12/01/24	3,625	3,625,000

Winder (City of), Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	11/01/34	15,000	15,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	08/15/34	44,750	44,750,000

Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2006 C, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	04/01/28	12,500	12,500,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.21%	06/01/37	6,900	6,900,000

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.18%	06/01/39	5,000	5,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group); Series 2008 B, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	05/01/33	18,900	18,900,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC–U.S. Bank, N.A.)(d)	0.17%	12/01/33	19,200	19,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.15%	12/01/32	2,485	2,485,000

Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	12/01/24	5,400	5,400,000

Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	12/01/26	5,660	5,660,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	08/01/30	6,000	6,000,000

Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.15%	02/01/34	13,800	13,800,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	05/01/30	21,700	21,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.16%	06/01/39	16,000	16,000,000

				4,166,243,000

Other Variable Rate Demand Notes–2.36%
East Baton Rouge (Parish of), Louisiana (Exxon Corp.); Series 1993, Ref. VRD PCR	0.12%	03/01/22	30,650	30,650,000

Gulf Coast Waste Disposal Authority (Exxon Corp.);
Series 1995, Ref. VRD PCR	0.12%	06/01/20	25,000	25,000,000

Series 2002, VRD Environmental Facilities RB	0.13%	12/01/25	14,210	14,210,000

Harris (County of), Texas Industrial Development Corp., (Exxon Corp.);
Series 1984-B, VRD PCR	0.12%	03/01/24	26,100	26,100,000

Series 1984-B, VRD PCR	0.12%	03/01/24	24,800	24,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Other Variable Rate Demand Notes–(continued)

Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2007 A, VRD Gulf Opportunity Zone IDR	0.12%	12/01/30	$200,900	$200,900,000

Series 2007 B, VRD Gulf Opportunity Zone IDR	0.12%	12/01/30	60,700	60,700,000

Series 2007 C, VRD Gulf Opportunity Zone IDR	0.12%	12/01/30	61,000	61,000,000

University of Texas Board of Regents; Series 2008 B, VRD Financing System RB	0.13%	08/01/16	56,700	56,700,000

Valdez (City of), Alaska (BP Pipelines (Alaska) Inc.); Series 2003 A, Ref. VRD Marine Terminal RB(b)	0.11%	06/01/37	35,200	35,200,000

Valdez (City of), Alaska (Exxon Pipeline Co.); Series 1985, VRD Marine Terminal RB	0.12%	10/01/25	40,900	40,900,000

				576,160,000

Total Variable Rate Demand Notes (Cost $4,742,403,000)				4,742,403,000

Medium-Term Notes–4.70%
BBVA U.S. Senior S.A. Unipersonal, Sr. Unsec. Gtd. Unsub. Floating Rate Bonds(b)(c)(e)	0.30%	03/12/10	144,000	144,004,321

Bear Stearns Cos., Inc. Series B, Sr. Unsec. Unsub. Medium-Term Notes	5.85%	07/19/10	85,960	87,772,777

BP Capital Markets PLC, Sr. Unsec. Gtd. Unsub. Global Notes(b)	4.88%	03/15/10	33,350	33,408,212

European Investment Bank,
Sr. Unsec. Unsub. Global Notes(b)	4.13%	09/15/10	26,700	27,260,766

Sr. Unsec. Unsub. Global Notes(b)	4.63%	09/15/10	216,669	221,534,555

National Australia Bank (United Kingdom) Sr. Unsec. Unsub. Medium-Term Euro Notes(b)	5.13%	03/08/10	50,000	50,048,682

Rabobank Nederland,
Floating Rate Notes(b)(c)(e)	0.25%	03/16/11	50,000	50,000,000

Floating Rate Notes(b)(c)(e)	0.65%	05/19/10	104,700	104,765,197

Sr. Unsec. Putable Floating Rate Medium-Term Global Notes(b)(c)(e)(f)	0.25%	04/07/11	150,000	150,000,000

Royal Bank of Canada, Sr. Unsec. Unsub. Floating Rate Medium-Term Notes(e)	0.28%	06/08/10	104,000	104,022,911

Westpac Banking Corp., Sr. Unsec. Unsub. Floating Rate Deposit Notes(b)(c)(e)	0.29%	03/02/11	175,000	175,000,000

Total Medium-Term Notes (Cost $1,147,817,421)				1,147,817,421

Time Deposits–4.33%
Alliance & Leicester PLC(b)	0.30%	12/25/10	250,000	250,000,000

Barclays Bank PLC (Cayman Islands)(b)	0.10%	03/01/10	408,009	408,009,131

BNP Paribas (Cayman Islands)(b)	0.10%	03/01/10	400,000	400,000,000

Total Time Deposits (Cost $1,058,009,131)				1,058,009,131

U.S. Government Sponsored Agency Securities–1.56%
Federal Home Loan Bank (FHLB)–1.15%
Unsec. Floating Rate Bonds(e)	0.36%	05/12/10	130,000	130,000,000

Unsec. Floating Rate Bonds(e)	0.28%	05/21/10	100,000	100,000,000

Unsec. Floating Rate Bonds(e)	0.32%	06/01/10	50,000	50,000,000

				280,000,000

Federal Home Loan Mortgage Corp. (FHLMC)–0.41%
Unsec. Floating Rate Global Notes(e)	0.15%	07/12/10	100,000	100,000,000

Total U.S. Government Sponsored Agency Securities (Cost $380,000,000)				380,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–95.25% (Cost $23,248,626,001)				23,248,626,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Short-Term Investments Trust

Liquid Assets Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–4.36%(g)
Barclays Capital Inc., Joint agreement dated 02/26/10, aggregate maturing value of $381,550,297 (collateralized by U.S. Government sponsored agency obligations valued at $389,179,888; 0%-5.05%, 08/10/12-02/20/29)	0.12%	03/01/10	$293,040,888	$293,037,958

BNP Paribas Securities Corp., Joint agreement dated 02/26/10, aggregate maturing value $1,430,011,917 (collateralized by U.S. Treasury obligations valued at $1,458,600,048; 0.75%-2.75%, 12/31/10-02/29/16)	0.10%	03/01/10	241,284,102	241,282,091

BNP Paribas Securities Corp., Joint agreement dated 02/26/10, aggregate maturing value $500,005,000 (collateralized by a U.S. Treasury obligation valued at $510,000,016; 3.63%, 08/15/19)	0.12%	03/01/10	239,804,704	239,802,306

Wells Fargo Securities, LLC, Joint agreement dated 02/26/10, aggregate maturing value $1,000,020,000 (collateralized by Corporate obligations valued at $1,050,000,000; 0%-7.88%, 03/01/10-02/12/51)	0.24%	03/01/10	290,005,800	290,000,000

Total Repurchase Agreements (Cost $1,064,122,355)				1,064,122,355

TOTAL INVESTMENTS(h)(i)–99.61% (Cost $24,312,748,356)				24,312,748,356

OTHER ASSETS LESS LIABILITIES–0.39%				94,780,943

NET ASSETS–100.00%				$24,407,529,299

Investment Abbreviations:

ACES	– Automatically Convertible Extendable Security
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
GO	– General Obligation Bonds
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
Unsub.	– Unsubordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 10.49%; United Kingdom: 9.49%; other countries less than 5% each: 19.56%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2010 was $7,298,108,769, which represented 29.90% of the Fund’s Net Assets.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.
(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(g)	Principal amount equals value at period end. See Note 1K.
(h)	Also represents cost for federal income tax purposes.
(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Short-Term Investments Trust

Schedule of Investments

February 28, 2010
(Unaudited)

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–60.73%(a)
Asset-Backed Securities–Consumer Receivables–11.43%
Amsterdam Funding Corp.(b)	0.16%	03/19/10	$50,000	$49,996,000

Amsterdam Funding Corp.(b)	0.17%	04/06/10	76,000	75,987,080

Bryant Park Funding LLC(b)	0.16%	03/17/10	118,250	118,241,591

Sheffield Receivables Corp.(b)	0.18%	04/15/10	106,000	105,976,150

Thunder Bay Funding, LLC(b)	0.18%	04/13/10	60,089	60,076,081

				410,276,902

Asset-Backed Securities–Fully Supported Bank–17.38%
Concord Minutemen Capital Co., LLC–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)	0.40%	04/06/10	170,300	170,231,880

Crown Point Capital Co., LLC–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)	0.40%	04/09/10	66,000	65,971,400

Grampian Funding Ltd./LLC
(CEP–Lloyds TSB Bank PLC)(b)(c)	0.24%	04/06/10	118,000	117,971,680

(CEP–Lloyds TSB Bank PLC)(b)(c)	0.27%	03/05/10	60,000	59,998,200

Lexington Parker Capital Co., LLC
(Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)	0.40%	03/09/10	115,000	114,989,778

(Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)	0.40%	04/09/10	55,000	54,976,166

LMA-Americas LLC (CEP–Credit Agricole S.A.)(b)(c)	0.18%	04/14/10	40,000	39,991,200

				624,130,304

Asset-Backed Securities–Multi-Purpose–10.53%
Atlantic Asset Securitization LLC(b)	0.18%	04/09/10	90,000	89,982,937

Atlantic Asset Securitization LLC(b)	0.18%	04/20/10	75,000	74,981,250

Mont Blanc Capital Corp.(b)(c)	0.17%	03/09/10	40,000	39,998,489

Mont Blanc Capital Corp.(b)(c)	0.17%	03/10/10	50,000	49,997,875

Regency Markets No. 1, LLC(b)(c)	0.18%	03/17/10	65,000	64,994,800

Regency Markets No. 1, LLC(b)(c)	0.18%	03/22/10	58,000	57,993,910

				377,949,261

Asset-Backed Securities–Securities–8.73%
Aspen Funding Corp.(b)	0.18%	03/19/10	70,000	69,993,700

Newport Funding Corp.(b)	0.18%	03/19/10	94,400	94,391,504

Newport Funding Corp.(b)	0.18%	03/22/10	50,000	49,994,750

Solitaire Funding Ltd./LLC(b)(c)	0.20%	03/05/10	50,000	49,998,889

Tempo Finance Ltd./Corp.(b)(c)	0.18%	03/15/10	49,000	48,996,570

				313,375,413

Diversified Banks–2.78%
ING (U.S.) Funding LLC(c)	0.16%	03/05/10	100,000	99,998,222

Integrated Oil & Gas–4.87%
Total Capital S.A.(b)(c)	0.15%	03/15/10	175,000	174,989,792

Life & Health Insurance–5.01%
Metlife Short Term Funding LLC(b)	0.19%	03/02/10	60,000	59,999,683

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Life & Health Insurance–(continued)

Metlife Short Term Funding LLC(b)	0.19%	03/04/10	$50,000	$49,999,208

Metlife Short Term Funding LLC(b)	0.19%	03/24/10	40,000	39,995,145

Metlife Short Term Funding LLC(b)	0.19%	04/01/10	30,000	29,995,092

				179,989,128

Total Commercial Paper (Cost $2,180,709,022)				2,180,709,022

Variable Rate Demand Notes–12.82%(d)
Credit Enhanced–12.82%
Allegheny (County of), Pennsylvania Hospital Development Authority (The Children’s Home of Pittsburgh); Series 2006 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	06/01/35	6,300	6,300,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(b)(e)	0.19%	10/01/25	4,740	4,740,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	12/01/28	5,600	5,600,000

Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.26%	12/15/34	3,130	3,130,000

Butler (County of), Ohio (LifeSphere); Series 2007, VRD Healthcare Facilities Improvement RB (LOC–U.S. Bank, N.A.)(e)	0.19%	05/01/30	3,530	3,530,000

Butler (County of), Pennsylvania General Authority (New Castle Area School District); Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	03/01/29	3,040	3,040,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.16%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.16%	06/01/37	25,800	25,800,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	12/01/39	12,000	12,000,000

Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.20%	06/01/15	3,800	3,800,000

Colorado (State of) Health Facilities Authority (Exempla, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.16%	01/01/39	7,800	7,800,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.20%	03/01/34	8,725	8,725,000

Dutchess (County of), New York Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	10/01/32	2,900	2,900,000

Emmaus (Borough of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.20%	03/01/30	16,400	16,400,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–Federal National Mortgage Association)	0.19%	11/15/35	10,990	10,990,000

Hamilton (County of), Ohio (Drake Center, Inc.); Series 1999 A, VRD Hospital Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.20%	06/01/19	5,475	5,475,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.16%	11/01/25	16,195	16,195,000

Haverford (Township of), Pennsylvania School District; Series 2009, VRD Limited Tax GO (LOC–TD Bank, N.A.)(e)	0.20%	03/01/30	3,000	3,000,000

Illinois (State of) Development Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(e)	0.18%	12/01/28	8,500	8,500,000

Illinois (State of) Development Finance Authority (Museum of Contemporary Art); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A. & Northern Trust Co.)(e)	0.21%	02/01/29	9,100	9,100,000

Indiana (State of) Development Finance Authority (Indiana Historical Society, Inc.); Series 1997, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(b)(e)	0.21%	08/01/31	14,900	14,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	07/15/33	$3,830	$3,830,000

Kansas City (City of), Missouri Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	12/01/32	19,000	19,000,000

Lorain (County of), Ohio (EMH Regional Medical Center); Series 2008, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	11/01/21	5,710	5,710,000

Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing, LLC); Series 2000 A, VRD MFH RB (CEP–Federal National Mortgage Association)	0.26%	04/15/30	4,775	4,775,000

Michigan (State of) Strategic Fund (Evangelical Homes of Michigan); Series 2008, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	05/01/37	9,800	9,800,000

Mississippi (State of) Business Finance Corp. (Petal Gas Storage, LLC); Series 2007, VRD Gulf Opportunity Zone IDR (LOC–Deutsche Bank AG)(c)(e)	0.17%	08/01/34	19,000	19,000,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.17%	12/01/31	28,000	28,000,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.18%	05/01/26	4,300	4,300,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	02/15/34	3,695	3,695,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	01/01/24	34,500	34,500,000

New York (State of) Dormitory Authority (St. John’s University); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	07/01/30	39,000	39,000,000

Northeastern Pennsylvania (Region of) Hospital & Education Authority (Danville Area School District); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	05/01/38	7,000	7,000,000

Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.19%	06/01/23	7,260	7,260,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–Federal National Mortgage Association)	0.24%	10/15/38	5,600	5,600,000

Pell City (City of), Alabama Special Care Facilities Financing Authority (Noland Health Services, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.20%	12/01/39	3,000	3,000,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-J.C. Blair Memorial Hospital); Series 2007 A-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	03/01/19	3,185	3,185,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	05/01/34	3,000	3,000,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(c)(e)	0.20%	03/01/36	11,000	11,000,000

St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(b)(e)	0.39%	10/01/21	6,155	6,155,000

Volusia (County of), Florida Health Facilities Authority (Southwest Volusia Healthcare Corp.); Series 1994 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	11/15/23	10,875	10,875,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.16%	11/15/39	14,000	14,000,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.26%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Panorama City); Series 1997, Ref. VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	01/01/27	6,600	6,600,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.26%	09/15/20	2,880	2,880,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	12/01/36	$11,000	$11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	03/01/36	6,500	6,500,000

Total Variable Rate Demand Notes (Cost $460,455,000)				460,455,000

Certificates of Deposit–4.88%
Royal Bank of Scotland PLC	0.19%	03/15/10	75,000	75,000,000

Royal Bank of Scotland PLC	0.20%	03/19/10	100,000	100,000,000

Total Certificates of Deposit (Cost $175,000,000)				175,000,000

U.S. Government Sponsored Agency Securities–0.56%
Federal Home Loan Bank (FHLB)–0.56%
Unsec. Disc. Notes(a) (Cost $20,000,000)	0.06%	03/01/10	20,000	20,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–78.99% (Cost $2,836,164,022)				2,836,164,022

			Repurchase
			Amount
Repurchase Agreements–21.86%(f)
Banc of America Securities LLC, Joint agreement dated 02/26/10, aggregate maturing value $250,005,417 (collateralized by Corporate and U.S. Government sponsored agency obligations valued at $262,500,000; 0%-5.41%, 11/01/21-09/20/56)	0.26%	03/01/10	180,003,900	180,000,000

BNP Paribas Securities Corp., Joint agreement dated 02/26/10, aggregate maturing value $392,010,453 (collateralized by Corporate, U.S. Government sponsored agency and U.S. Treasury obligations valued at $400,744,150; 0%-7.97%, 01/31/12-08/25/45)(c)	0.32%	03/01/10	180,004,800	180,000,000

Goldman, Sachs & Co., Joint agreement dated 02/26/10, aggregate maturing value $500,004,583 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,213; 0%-3.00%, 08/13/10-06/09/14)	0.11%	03/01/10	255,032,503	255,030,165

Wells Fargo Securities LLC, Joint agreement dated 02/26/10, aggregate maturing value $1,000,020,000 (collateralized by Corporate obligations valued at $1,050,000,000; 0%-7.88%, 03/01/10-02/12/51)	0.24%	03/01/10	170,003,400	170,000,000

Total Repurchase Agreements (Cost $785,030,165)				785,030,165

TOTAL INVESTMENTS(g)(h)–100.85% (Cost $3,621,194,187)				3,621,194,187

OTHER ASSETS LESS LIABILITIES–(0.85)%				(30,521,442)

NET ASSETS–100.00%				$3,590,672,745

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Disc.	– Discounted
GO	– General Obligation Bonds
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2010 was $2,106,505,800, which represented 58.67% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 11.00%; United Kingdom: 9.77%; Netherlands: 6.66%; other countries less than 5% each: 0.84%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Short-Term Investments Trust

STIC Prime Portfolio

(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1K.
(g)	Also represents cost for federal income tax purposes.
(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Bank of America, N.A.	5.0%

BNP Paribas	5.0

MetLife Short Term Funding LLC	5.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Short-Term Investments Trust

Schedule of Investments

February 28, 2010
(Unaudited)

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–45.25%
U.S. Treasury Bills–44.90%(a)
U.S. Treasury Bills	0.24%	03/04/10	$315,000	$314,993,700

U.S. Treasury Bills	0.20%	03/18/10	200,000	199,981,111

U.S. Treasury Bills	0.18%	03/11/10	75,000	74,996,276

U.S. Treasury Bills	0.22%	03/11/10	200,000	199,987,500

U.S. Treasury Bills	0.23%	03/11/10	150,000	149,990,417

U.S. Treasury Bills	0.20%	04/01/10	265,000	264,954,361

U.S. Treasury Bills	0.21%	04/01/10	200,000	199,963,833

U.S. Treasury Bills	0.51%	04/01/10	150,000	149,934,125

U.S. Treasury Bills	0.15%	04/08/10	200,000	199,968,333

U.S. Treasury Bills	0.10%	04/22/10	155,040	155,017,605

U.S. Treasury Bills	0.10%	04/22/10	100,000	99,985,483

U.S. Treasury Bills	0.17%	04/22/10	250,000	249,937,708

U.S. Treasury Bills	0.15%	05/06/10	200,000	199,943,167

U.S. Treasury Bills	0.16%	05/06/10	300,000	299,912,000

U.S. Treasury Bills	0.15%	05/13/10	200,000	199,938,964

U.S. Treasury Bills	0.17%	05/13/10	300,000	299,899,625

U.S. Treasury Bills	0.16%	05/20/10	300,000	299,892,000

U.S. Treasury Bills	0.15%	06/03/10	150,000	149,943,208

U.S. Treasury Bills	0.15%	06/03/10	150,000	149,941,054

U.S. Treasury Bills	0.15%	06/10/10	150,000	149,934,981

U.S. Treasury Bills	0.22%	06/10/10	200,000	199,873,750

U.S. Treasury Bills	0.11%	06/17/10	100,000	99,967,000

U.S. Treasury Bills	0.26%	06/17/10	150,000	149,885,250

U.S. Treasury Bills	0.10%	07/01/10	200,000	199,929,172

U.S. Treasury Bills	0.21%	07/01/10	200,000	199,857,667

U.S. Treasury Bills	0.12%	07/08/10	100,000	99,957,000

U.S. Treasury Bills	0.16%	07/08/10	250,000	249,854,427

U.S. Treasury Bills	0.14%	07/15/10	150,000	149,923,217

U.S. Treasury Bills	0.28%	07/15/10	100,000	99,894,033

U.S. Treasury Bills	0.14%	07/22/10	275,000	274,849,801

U.S. Treasury Bills	0.17%	08/05/10	150,000	149,892,063

U.S. Treasury Bills	0.17%	08/12/10	150,000	149,883,492

U.S. Treasury Bills	0.17%	08/12/10	150,000	149,880,417

U.S. Treasury Bills	0.17%	08/19/10	200,000	199,836,600

U.S. Treasury Bills	0.23%	08/26/10	100,000	99,883,806

U.S. Treasury Bills	0.32%	11/18/10	150,000	149,656,125

U.S. Treasury Bills	0.36%	11/18/10	150,000	149,607,000

U.S. Treasury Bills	0.41%	12/16/10	150,000	149,504,583

U.S. Treasury Bills	0.32%	01/13/11	100,000	99,715,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Short-Term Investments Trust

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Bills–(continued)

U.S. Treasury Bills	0.33%	02/10/11	$100,000	$99,682,833

U.S. Treasury Bills	0.36%	02/10/11	70,000	69,760,828

				7,200,409,640

U.S. Treasury Notes–0.35%
U.S. Treasury Notes	0.88%	02/28/11	55,000	55,250,118

Total U.S. Treasury Securities (Cost $7,255,659,758)				7,255,659,758

TOTAL INVESTMENTS (excluding Repurchase Agreements)–45.25% (Cost $7,255,659,758)				7,255,659,758

			Repurchase
			Amount
Repurchase Agreements–54.76%(b)
Banc of America Securities LLC, Agreement dated 02/26/10, maturing value $450,440,163 (collateralized by U.S. Treasury obligations valued at $459,445,219; 1.38%-1.50%, 07/15/12-11/15/12)	0.10%	03/01/10	450,440,163	450,436,409

Barclays Capital Inc., Agreement dated 02/26/10, maturing value of $300,002,500 (collateralized by U.S. Treasury obligations valued at $306,000,004; 2.00%-4.00%, 09/30/10-08/15/18)	0.10%	03/01/10	300,002,500	300,000,000

Barclays Capital Inc., Agreement dated 02/26/10, maturing value of $500,004,167 (collateralized by U.S. Treasury obligations valued at $510,000,051; 4.13%-4.38%, 08/15/12-08/31/12)	0.10%	03/01/10	500,004,167	500,000,000

Barclays Capital Inc., Term agreement dated 01/20/10, maturing value of $465,085,250 (collateralized by U.S. Treasury obligations valued at $474,300,113; 0.88%-4.00%, 04/30/11-02/15/15)	0.12%	03/16/10	465,085,250	465,000,000

Barclays Capital Inc., Term agreement dated 02/09/10, maturing value of $250,021,389 (collateralized by U.S. Treasury obligations valued at $255,000,009; 1.38%-4.00%, 10/15/12-02/15/15)	0.11%	03/09/10	250,021,389	250,000,000

Barclays Capital Inc., Term agreement dated 02/22/10, maturing value of $500,042,778 (collateralized by U.S. Treasury obligations valued at $510,000,093; 0%-6.13%, 06/17/10-11/15/27)	0.11%	03/22/10	500,042,778	500,000,000

BNP Paribas Securities Corp., Joint agreement dated 02/26/10, aggregate maturing value $1,430,011,917 (collateralized by U.S. Treasury obligations valued at $1,458,600,048; 0.75%-2.75%, 12/31/10-02/29/16)	0.10%	03/01/10	401,057,000	401,053,658

BNP Paribas Securities Corp., Term agreement dated 01/22/10, maturing value $465,075,950 (collateralized by U.S. Treasury obligations valued at $474,300,040; 1.38%-3.63%, 01/15/14-02/15/40)	0.12%	03/12/10	465,075,950	465,000,000

CIBC World Markets Corp., Agreement dated 02/26/10, maturing value $100,000,833 (collateralized by U.S. Treasury obligations valued at $102,010,183; 0.88%-4.63%, 03/31/10-02/15/40)	0.10%	03/01/10	100,000,833	100,000,000

Credit Suisse Securities (USA) LLC, Agreement dated 02/26/10, maturing value $350,002,917 (collateralized by U.S. Treasury obligations valued at $357,001,945; 5.00%-8.13%, 05/15/21-05/15/37)	0.10%	03/01/10	350,002,917	350,000,000

Credit Suisse Securities (USA) LLC, Term agreement dated 01/14/10, maturing value $500,125,000 (collateralized by U.S. Treasury obligations valued at $510,002,028; 3.50%-10.63%, 08/15/15-08/15/39)	0.10%	04/14/10	500,125,000	500,000,000

Deutsche Bank Securities Inc., Agreement dated 02/26/10, maturing value $250,002,083 (collateralized by U.S. Treasury obligations valued at $255,000,052; 0%-2.25%, 06/10/10-01/31/15)	0.10%	03/01/10	250,002,083	250,000,000

Deutsche Bank Securities Inc., Term agreement dated 02/11/10, maturing value $250,023,681 (collateralized by a U.S. Treasury obligation valued at $255,000,019; 2.75%, 02/15/19)	0.11%	03/15/10	250,023,681	250,000,000

HSBC Securities (USA) Inc., Agreement dated 02/26/10, maturing value $1,000,008,333 (collateralized by U.S. Treasury obligations valued at $1,020,003,336; 0%-3.13%, 03/04/10-01/31/17)	0.10%	03/01/10	1,000,008,333	1,000,000,000

HSBC Securities (USA) Inc., Agreement dated 02/26/10, maturing value $300,002,000 (collateralized by U.S. Treasury obligations valued at $306,001,113; 0%-3.88%, 04/15/10-02/15/40)	0.08%	03/01/10	300,002,000	300,000,000

JPMorgan Securities Inc., Agreement dated 02/26/10, maturing value $250,002,083 (collateralized by a U.S. Treasury obligation valued at $255,004,204; 3.63%, 08/15/19)	0.10%	03/01/10	250,002,083	250,000,000

RBC Capital Markets Corp., Agreement dated 02/26/10, maturing value of $350,002,625 (collateralized by U.S. Treasury obligations valued at $357,000,095; 0%, 05/27/10-08/26/10)	0.09%	03/01/10	350,002,625	350,000,000

RBS Securities Inc., Agreement dated 02/26/10, maturing value $750,006,875 (collateralized by U.S. Treasury obligations valued at $765,001,902; 1.38%-4.50%, 07/15/12-02/15/39)	0.11%	03/01/10	750,006,875	750,000,000

Societe Generale, Agreement dated 02/26/10, maturing value $750,006,250 (collateralized by U.S. Treasury obligations valued at $765,000,061; 0%-8.75%, 03/18/10-05/15/38)	0.10%	03/01/10	750,006,250	750,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Short-Term Investments Trust

Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)

UBS Securities LLC, Term agreement dated 02/08/10, maturing value $350,037,917 (collateralized by a U.S. Treasury obligation valued at $357,000,705; 3.25%, 12/31/16)	0.13%	03/11/10	$350,037,917	$350,000,000

Wells Fargo Securities, LLC, Agreement dated 02/26/10, maturing value $250,002,083 (collateralized by U.S. Treasury obligations valued at $255,000,025; 1.00%-6.00%, 12/31/11-02/15/26)	0.10%	03/01/10	250,002,083	250,000,000

Total Repurchase Agreements (Cost $8,781,490,067)				8,781,490,067

TOTAL INVESTMENTS(c)–100.01% (Cost $16,037,149,825)				16,037,149,825

OTHER ASSETS LESS LIABILITIES–(0.01)%				(808,214)

NET ASSETS–100.00%				$16,036,341,611

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1K.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Short-Term Investments Trust

Schedule of Investments

February 28, 2010
(Unaudited)

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–48.43%
Federal Farm Credit Bank (FFCB)–4.29%
Disc. Notes(a)	0.50%	03/30/10	$60,000	$59,975,833

Floating Rate Bonds(b)	0.12%	08/17/10	150,000	149,996,472

Floating Rate Bonds(b)	0.17%	11/17/10	100,000	100,000,474

Floating Rate Bonds(b)	0.17%	04/14/11	60,000	59,986,339

Floating Rate Bonds(b)	0.16%	12/16/11	75,000	74,996,635

Unsec. Floating Rate Bonds(b)	0.15%	07/13/10	25,000	25,000,000

				469,955,753

Federal Home Loan Bank (FHLB)–13.85%
Unsec. Bonds	0.92%	04/09/10	60,000	60,026,275

Unsec. Bonds	0.55%	06/03/10	25,000	25,000,000

Unsec. Bonds	0.55%	06/04/10	110,000	110,087,871

Unsec. Bonds	0.55%	06/10/10	55,000	54,982,041

Unsec. Disc. Notes(a)	1.04%	03/03/10	50,000	49,997,111

Unsec. Disc. Notes(a)	0.17%	04/26/10	115,000	114,968,695

Unsec. Disc. Notes(a)	0.48%	05/05/10	80,000	79,930,667

Unsec. Floating Rate Bonds(b)	0.80%	03/19/10	150,000	149,998,505

Unsec. Floating Rate Bonds(b)	0.26%	05/28/10	50,000	50,017,448

Unsec. Floating Rate Bonds(b)	0.62%	11/08/10	25,000	25,084,850

Unsec. Floating Rate Bonds(b)	0.14%	11/18/10	125,000	124,966,064

Unsec. Floating Rate Bonds(b)	0.12%	05/16/11	125,000	124,984,611

Unsec. Floating Rate Bonds(b)	0.25%	05/25/11	150,000	150,000,000

Unsec. Floating Rate Bonds(b)	0.15%	05/26/11	75,000	75,000,000

Unsec. Floating Rate Global Bonds(b)	0.10%	07/09/10	25,000	24,995,692

Unsec. Floating Rate Global Bonds(b)	0.25%	06/21/11	150,000	149,960,811

Unsec. Global Bonds	0.50%	10/19/10	80,000	79,997,159

Unsec. Global Bonds	3.38%	10/20/10	65,000	66,246,020

				1,516,243,820

Federal Home Loan Mortgage Corp. (FHLMC)–17.64%
Global Notes	2.38%	05/28/10	100,000	100,518,364

Unsec. Disc. Notes(a)	0.26%	03/01/10	80,000	80,000,000

Unsec. Disc. Notes(a)	0.24%	03/08/10	100,000	99,995,333

Unsec. Disc. Notes(a)	0.26%	03/15/10	125,000	124,987,361

Unsec. Disc. Notes(a)	0.26%	03/22/10	100,000	99,984,833

Unsec. Disc. Notes(a)	0.29%	04/15/10	100,000	99,963,750

Unsec. Disc. Notes(a)	0.21%	04/19/10	75,000	74,978,562

Unsec. Disc. Notes(a)	0.22%	04/20/10	75,000	74,977,083

Unsec. Disc. Notes(a)	0.17%	04/26/10	100,000	99,973,556

Unsec. Disc. Notes(a)	0.18%	05/11/10	75,000	74,973,375

Unsec. Disc. Notes(a)	0.43%	05/17/10	95,000	94,911,610

Unsec. Disc. Notes(a)	0.21%	05/18/10	110,000	109,949,950

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Unsec. Disc. Notes(a)	0.19%	05/24/10	$70,000	$69,968,967

Unsec. Disc. Notes(a)	0.22%	05/25/10	100,000	99,948,056

Unsec. Disc. Notes(a)	0.25%	06/21/10	115,000	114,910,556

Unsec. Disc. Notes(a)	0.18%	07/08/10	100,000	99,937,292

Unsec. Disc. Notes(a)	0.19%	07/13/10	30,000	29,978,783

Unsec. Disc. Notes(a)	0.25%	09/14/10	97,545	97,411,553

Unsec. Floating Rate Global Notes(b)	0.15%	07/12/10	100,000	100,000,000

Unsec. Floating Rate Global Notes(b)	0.16%	05/04/11	60,000	59,985,885

Unsec. Floating Rate MTN(b)	0.33%	03/09/11	30,000	30,040,554

Unsec. Floating Rate MTN(b)	0.18%	08/05/11	60,000	60,002,938

Unsec. Global MTN	3.25%	07/16/10	33,775	34,165,365

				1,931,563,726

Federal National Mortgage Association (FNMA)–12.65%
Unsec. Disc. Notes(a)	0.13%	03/05/10	100,000	99,998,556

Unsec. Disc. Notes(a)	0.16%	04/06/10	100,000	99,984,000

Unsec. Disc. Notes(a)	0.18%	05/05/10	115,000	114,962,625

Unsec. Disc. Notes(a)	0.16%	05/12/10	118,052	118,014,223

Unsec. Disc. Notes(a)	0.19%	05/25/10	80,000	79,964,111

Unsec. Disc. Notes(a)	0.25%	07/19/10	50,000	49,951,389

Unsec. Disc. Notes(a)	0.21%	08/09/10	100,000	99,906,083

Unsec. Disc. Notes(a)	0.25%	08/16/10	50,000	49,941,667

Unsec. Disc. Notes(a)	0.27%	08/16/10	75,000	74,905,500

Unsec. Disc. Notes(a)	0.26%	08/25/10	50,000	49,936,083

Unsec. Disc. Notes(a)	0.31%	10/01/10	40,000	39,926,289

Unsec. Disc. Notes(a)	0.30%	11/15/10	75,000	74,838,125

Unsec. Disc. Notes(a)	0.42%	12/01/10	47,630	47,476,823

Unsec. Disc. Notes(a)	0.43%	12/01/10	70,000	69,770,069

Unsec. Disc. Notes(a)	0.35%	01/03/11	75,000	74,775,417

Unsec. Disc. Notes(a)	0.36%	01/18/11	75,000	74,757,750

Unsec. Floating Rate Global Notes(b)	0.14%	07/13/10	60,000	59,992,401

Unsec. Global Notes	2.50%	04/09/10	75,000	75,184,258

Unsec. Global Notes	3.00%	07/12/10	30,000	30,301,506

				1,384,586,875

Total U.S. Government Sponsored Agency Securities (Cost $5,302,350,174)				5,302,350,174

U.S. Treasury Securities–4.97%(a)
U.S. Treasury Bills	0.21%	04/01/10	200,000	199,963,833

U.S. Treasury Bills	0.45%	06/03/10	70,000	69,917,750

U.S. Treasury Bills	0.52%	06/03/10	50,000	49,932,111

U.S. Treasury Bills	0.26%	06/17/10	100,000	99,923,500

U.S. Treasury Bills	0.32%	11/18/10	75,000	74,828,063

U.S. Treasury Bills	0.32%	01/13/11	50,000	49,857,563

Total U.S. Treasury Securities (Cost $544,422,820)				544,422,820

TOTAL INVESTMENTS (excluding Repurchase Agreements)–53.40% (Cost $5,846,772,994)				5,846,772,994

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–46.80%(c)
Banc of America Securities LLC, Joint agreement dated 02/26/10, aggregate maturing value $500,004,583 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,009; 0%-6.63%, 11/26/10-11/15/30)	0.11%	03/01/10	$430,003,942	$430,000,000

Barclays Capital Inc., Term joint agreement dated 02/22/10, aggregate maturing value $500,046,667 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,504; 0%, 01/15/11-04/15/30)	0.12%	03/22/10	450,042,000	450,000,000

BNP Paribas Securities Corp., Joint agreement dated 02/26/10, aggregate maturing value $1,430,011,917 (collateralized by U.S. Treasury obligations valued at $1,458,600,048; 0.75%-2.75%, 12/31/10-02/29/16)	0.10%	03/01/10	269,575,867	269,573,620

BNP Paribas Securities Corp., Term joint agreement dated 01/15/10, aggregate maturing value $500,137,500 (collateralized by U.S. Government sponsored agency obligations valued at $510,045,075; 0%-7.13%, 03/22/10-02/09/40)	0.11%	04/15/10	450,123,750	450,000,000

BNP Paribas Securities Corp., Term joint agreement dated 01/22/10, aggregate maturing value $500,088,472 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,050; 0%-10.70%, 03/01/10-01/15/48)	0.13%	03/12/10	450,079,625	450,000,000

Credit Suisse Securities (USA) LLC, Agreement dated 02/26/10, maturing value $250,002,292 (collateralized by U.S. Treasury obligations valued at $255,000,121; 1.00%-5.75%, 05/15/10-02/15/36)	0.11%	03/01/10	250,002,292	250,000,000

Credit Suisse Securities (USA) LLC, Term joint agreement dated 01/14/10, aggregate maturing value $500,137,500 (collateralized by U.S. Government sponsored agency and U.S. Treasury obligations valued at $510,000,934; 4.50%, 03/01/10-02/15/36)	0.11%	04/14/10	450,123,750	450,000,000

Deutsche Bank Securities Inc., Joint agreement dated 02/26/10, aggregate maturing value $250,002,292 (collateralized by U.S. Government sponsored agency obligations valued at $255,002,832; 0%-1.84%, 08/23/10-02/01/13)	0.11%	03/01/10	180,001,650	180,000,000

Deutsche Bank Securities Inc., Term agreement dated 02/11/10, maturing value $250,025,833 (collateralized by a U.S. Government sponsored agency obligation valued at $255,000,619; 0%, 08/11/11)	0.12%	03/15/10	250,025,833	250,000,000

Goldman, Sachs & Co., Joint agreement dated 02/26/10, aggregate maturing value $500,004,583 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,213; 0%-3.00%, 08/13/10-06/09/14)	0.11%	03/01/10	244,972,080	244,969,835

HSBC Securities (USA) Inc., Joint agreement dated 02/26/10, aggregate maturing value $250,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $255,003,635; 0%-10.70%, 03/26/10-04/15/30)	0.12%	03/01/10	150,001,500	150,000,000

RBC Capital Markets Corp., Joint agreement dated 02/26/10, aggregate maturing value $250,002,292 (collateralized by U.S. Government sponsored agency obligations valued at $255,001,178; 0%-8.95%, 03/04/10-04/15/42)	0.11%	03/01/10	50,000,458	50,000,000

Societe Generale, Agreement dated 02/26/10, maturing value $750,007,500 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,222; 0%-6.00%, 03/02/10-04/18/36)	0.12%	03/01/10	750,007,500	750,000,000

Wells Fargo Securities, LLC, Agreement dated 02/26/10, maturing value $750,007,500 (collateralized by U.S. Government sponsored agency and U.S. Treasury obligations valued at $765,000,003; 0%-6.63%, 03/01/10-04/15/32)	0.12%	03/01/10	750,007,500	750,000,000

Total Repurchase Agreements (Cost $5,124,543,455)				5,124,543,455

TOTAL INVESTMENTS(d)–100.20% (Cost $10,971,316,449)				10,971,316,449

OTHER ASSETS LESS LIABILITIES–(0.20)%				(22,309,014)

NET ASSETS–100.00%				$10,949,007,435

Investment Abbreviations:

Disc.	– Discounted
MTN	– Medium-Term Notes
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.
(c)	Principal amount equals value at period end. See Note 1K.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Short-Term Investments Trust

Schedule of Investments

February 28, 2010
(Unaudited)

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–93.54%
Federal Farm Credit Bank (FFCB)–10.89%
Disc. Notes(a)	0.10%	03/19/10	$6,146	$6,145,693

Disc. Notes(a)	0.50%	03/30/10	5,000	4,997,986

Floating Rate Bonds(b)	0.22%	04/27/10	10,000	10,001,430

Floating Rate Bonds(b)	0.21%	08/04/10	5,000	4,994,408

Floating Rate Bonds(b)	0.12%	08/17/10	10,000	9,999,765

Floating Rate Bonds(b)	0.17%	04/14/11	5,000	4,998,862

Unsec. Floating Rate Bonds(b)	0.15%	07/13/10	10,000	10,000,000

				51,138,144

Federal Home Loan Bank (FHLB)–82.65%
Unsec. Bonds	0.92%	04/09/10	5,000	5,002,190

Unsec. Bonds	0.80%	05/17/10	7,000	7,007,960

Unsec. Bonds	0.55%	06/04/10	3,000	3,002,396

Unsec. Bonds	0.55%	06/10/10	5,000	4,998,367

Unsec. Bonds	5.25%	06/11/10	3,280	3,325,587

Unsec. Disc. Notes(a)	0.06%	03/01/10	80,000	80,000,000

Unsec. Disc. Notes(a)	0.10%	03/03/10	7,000	6,999,961

Unsec. Disc. Notes(a)	0.10%	03/10/10	25,000	24,999,375

Unsec. Disc. Notes(a)	0.11%	03/12/10	20,000	19,999,328

Unsec. Disc. Notes(a)	0.07%	03/19/10	15,250	15,249,466

Unsec. Disc. Notes(a)	0.08%	03/24/10	35,000	34,998,211

Unsec. Disc. Notes(a)	0.09%	04/01/10	15,650	15,648,787

Unsec. Disc. Notes(a)	0.12%	04/05/10	15,000	14,998,250

Unsec. Disc. Notes(a)	0.09%	04/07/10	12,500	12,498,844

Unsec. Disc. Notes(a)	0.11%	04/14/10	17,000	16,997,714

Unsec. Disc. Notes(a)	0.17%	04/26/10	8,966	8,963,559

Unsec. Disc. Notes(a)	0.11%	04/28/10	9,000	8,998,405

Unsec. Disc. Notes(a)	0.20%	06/01/10	4,800	4,797,485

Unsec. Disc. Notes(a)	0.20%	06/15/10	3,500	3,497,939

Unsec. Disc. Notes(a)	0.19%	07/07/10	17,250	17,238,347

Unsec. Floating Rate Bonds(b)	0.26%	05/28/10	27,500	27,509,597

Unsec. Floating Rate Bonds(b)	0.04%	10/22/10	10,000	9,993,058

Unsec. Floating Rate Bonds(b)	0.62%	11/08/10	10,000	10,033,940

Unsec. Floating Rate Bonds(b)	0.12%	05/16/11	10,000	9,998,769

Unsec. Floating Rate Bonds(b)	0.25%	05/25/11	5,000	5,000,000

Unsec. Floating Rate Bonds(b)	0.15%	05/26/11	1,500	1,499,437

Unsec. Floating Rate Global Bonds(b)	0.10%	07/09/10	5,040	5,039,132

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Floating Rate Bonds(b)	0.24%	07/09/10	$5,000	$5,002,172

Unsec. Global Bonds	3.38%	10/20/10	4,790	4,881,822

				388,180,098

Total U.S. Government Sponsored Agency Securities (Cost $439,318,242)				439,318,242

U.S. Treasury Securities–8.35%(a)
U.S. Treasury Bills	0.21%	03/18/10	14,260	14,258,586

U.S. Treasury Bills	0.16%	05/06/10	10,000	9,997,067

U.S. Treasury Bills	0.45%	06/03/10	5,000	4,994,125

U.S. Treasury Bills	0.26%	06/17/10	5,000	4,996,175

U.S. Treasury Bills	0.36%	02/10/11	5,000	4,982,916

Total U.S. Treasury Securities (Cost $39,228,869)				39,228,869

TOTAL INVESTMENTS(c)–101.89% (Cost $478,547,111)				478,547,111

OTHER ASSETS LESS LIABILITIES–(1.89)%				(8,877,368)

NET ASSETS–100.00%				$469,669,743

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Short-Term Investments Trust

Schedule of Investments

February 28, 2010
(Unaudited)

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–96.71%
Arizona–1.95%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(a)(b)(c)	0.28%	08/01/15	$7,485	$7,485,000

Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	12/01/37	14,000	14,000,000

				21,485,000

Colorado–5.85%
Adams (County of) (Hunters Cove); Series 1985 A, VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(a)(b)	0.21%	01/15/14	6,350	6,350,000

Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	07/01/34	2,565	2,565,000

Colorado (State of) Educational Loan Program; Series 2010 A, TRAN	1.50%	08/12/10	9,000	9,049,411

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2004 B, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	11/15/34	8,500	8,500,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.25%	11/01/28	3,710	3,710,000

Colorado (State of); Series 2009 A, General Fund TRAN	2.00%	06/25/10	5,000	5,024,650

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	07/01/21	4,880	4,880,000

El Paso (County of) (Briarglen Apartments); Series 1994, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(a)	0.22%	12/01/24	1,000	1,000,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	12/01/38	2,135	2,135,000

Mesa (County of) (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	12/01/26	6,750	6,750,000

Pitkin (County of) (Centennial-Aspen II LP); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(d)	0.25%	12/01/24	5,235	5,235,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(d)	0.25%	12/01/23	2,440	2,440,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(d)(e)	0.20%	12/01/30	6,900	6,900,000

				64,539,061

Florida–3.08%
Florida (State of) Development Finance Corp. (The Wellness Community-Southwest Florida, Inc.); Series 2009, VRD IDR (LOC–Harris N.A.)(a)(d)	0.20%	08/01/34	5,500	5,500,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–Federal Home Loan Mortgage Corp.)(a)	0.22%	11/01/32	1,920	1,920,000

Hillsborough (County of) Industrial Development Authority (Tampa Metropolitan Area YMCA); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.22%	03/01/25	4,450	4,450,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.27%	06/01/22	9,735	9,735,000

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(b)(c)	0.20%	04/01/17	2,275	2,275,000

Manatee (County of) (St. Stephen’s Upper School); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.20%	11/01/25	1,500	1,500,000

Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	10/15/32	1,125	1,125,000

Miami-Dade (County of) Educational Facilities Authority (Carlos Albizu University); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.25%	12/01/25	1,800	1,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Miami-Dade (County of) Industrial Development Authority (Gulliver Schools); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.22%	09/01/29	$2,450	$2,450,000

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	04/01/20	3,225	3,225,000

				33,980,000

Georgia–1.46%
Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.19%	09/01/25	9,090	9,090,000

Fulton (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)(d)	0.28%	08/01/21	3,130	3,130,000

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	11/15/32	3,920	3,920,000

				16,140,000

Illinois–23.43%
Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	06/01/36	7,870	7,870,000

Illinois (State of) Development Finance Authority (Aurora Central Catholic High School); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.25%	04/01/24	4,370	4,370,000

Illinois (State of) Development Finance Authority (Fenwick High School); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	03/01/32	11,800	11,800,000

Illinois (State of) Development Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America N.A. & JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.21%	08/01/30	4,700	4,700,000

Illinois (State of) Development Finance Authority (Little City Foundation); Series 1994, VRD Special Facility RB (LOC–Bank of America, N.A.)(a)(d)	0.30%	02/01/19	3,395	3,395,000

Illinois (State of) Development Finance Authority (Museum of Contemporary Art); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A. & Northern Trust Co.)(a)(d)	0.21%	02/01/29	27,200	27,200,000

Illinois (State of) Development Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	06/01/37	7,975	7,975,000

Illinois (State of) Development Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.21%	06/01/17	3,245	3,245,000

Illinois (State of) Development Finance Authority (Rosecrance Inc.); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	10/01/24	3,770	3,770,000

Illinois (State of) Development Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.25%	06/01/32	1,500	1,500,000

Illinois (State of) Development Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–Harris N.A.)(a)(d)	0.20%	10/01/33	5,600	5,600,000

Illinois (State of) Development Finance Authority (West Central Illinois Educational Telecommunications Corp.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.30%	09/01/32	3,320	3,320,000

Illinois (State of) Development Finance Authority (Westside Health Authority); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	12/01/29	2,550	2,550,000

Illinois (State of) Development Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC–Harris N.A.)(a)(d)	0.21%	06/01/29	8,400	8,400,000

Illinois (State of) Educational Facilities Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.21%	03/01/28	1,300	1,300,000

Illinois (State of) Educational Facilities Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.21%	01/01/26	8,100	8,100,000

Illinois (State of) Finance Authority (Advocate Health Care Network);
Series 2008 A-1, VRD RB(a)	0.37%	11/01/30	3,000	3,000,000

Series 2008 A-2, VRD RB(a)	0.35%	11/01/30	3,300	3,300,000

Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 B-2, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.21%	09/01/38	1,800	1,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	03/01/36	$3,735	$3,735,000

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–Harris N.A.)(a)(d)	0.20%	02/01/42	12,500	12,500,000

Illinois (State of) Finance Authority (Jewish Charities Revenue Anticipation Notes Program); Series 2009 A, VRD RB (LOC– Harris N.A.)(a)(b)(d)	0.20%	06/30/10	7,185	7,185,000

Illinois (State of) Finance Authority (Joan W. & Irving B. Harris Theater for Music and Dance); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.30%	03/01/40	3,250	3,250,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 B, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	08/01/35	7,490	7,490,000

Illinois (State of) Finance Authority (Northwestern University); Series 2008 B, VRD RB(a)	0.32%	12/01/46	6,700	6,700,000

Illinois (State of) Finance Authority (Provena Health);
Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	08/15/44	20,000	20,000,000

Series 2009 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	08/15/44	12,500	12,500,000

Illinois (State of) Finance Authority (St. Xavier University); Series 2006, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.30%	10/01/40	4,000	4,000,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–Harris N.A.)(a)(d)	0.21%	06/01/34	9,500	9,500,000

Illinois (State of) Health Facilities Authority (Memorial Medical Center); Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.24%	01/01/16	9,430	9,430,000

Illinois (State of) Health Facilities Authority (Peace Memorial Ministries); Series 2003 B, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.23%	08/15/33	8,965	8,965,000

Illinois (State of) Health Facilities Authority (Revolving Fund Pooled Financing Program);
Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	08/01/15	18,050	18,050,000

Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	08/01/15	6,450	6,450,000

Naperville (City of) (DuPage Children’s Museum); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	06/01/30	6,200	6,200,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	01/15/22	9,500	9,500,000

				258,650,000

Indiana–4.40%
Dearborn (County of) (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	04/01/36	7,450	7,450,000

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development and Improvement RB (LOC–PNC Bank, N.A.)(a)(d)	0.28%	08/01/37	1,950	1,950,000

Indiana (State of) Development Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	02/01/24	8,700	8,700,000

Indiana (State of) Development Finance Authority (Indiana Historical Society, Inc.); Series 1996, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.21%	08/01/31	2,700	2,700,000

Indiana (State of) Development Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	02/01/39	6,400	6,400,000

Indiana (State of) Educational Facilities Authority (Marian College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	04/01/24	3,470	3,470,000

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.24%	12/01/23	3,850	3,850,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	07/01/27	8,000	8,000,000

Indianapolis Local Public Improvement Bond Bank; Series 2010 B, RN	0.37%	08/06/10	6,000	6,000,000

				48,520,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Iowa–0.27%
Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC–U.S. Bank, N.A.)(a)(d)	0.25%	10/01/32	$935	$935,000

West Des Moines (City of); Series 2009 B, Unlimited Tax GO	2.50%	06/01/10	2,000	2,010,338

				2,945,338

Kansas–0.66%
Olathe (City of) (YMCA of Greater Kansas City); Series 2002 B, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.25%	11/01/18	2,235	2,235,000

Olathe (City of); Series 2009 B, Unlimited Tax GO Temporary Notes	1.50%	06/01/10	5,000	5,014,110

				7,249,110

Kentucky–0.25%
Breckinridge (County of) (Kentucky Association of Counties Leasing Trust);
Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(d)	0.19%	12/01/29	1,495	1,495,000

Series 2001 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(d)	0.19%	02/01/31	1,250	1,250,000

				2,745,000

Maryland–2.96%
Baltimore (County of) (Blue Circle Inc.); Series 1992, Ref. VRD Economic Development RB (LOC–BNP Paribas)(a)(d)(e)	0.21%	12/01/17	7,900	7,900,000

Baltimore (County of) (Metropolitan District); Series 2008, Commercial Paper BAN	0.21%	04/06/10	19,400	19,400,000

Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.19%	07/01/33	5,395	5,395,000

				32,695,000

Massachusetts–2.23%
Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.20%	09/01/38	4,900	4,900,000

Massachusetts (State of) Development Finance Agency (MassDevelopment CP Program 5); Series 2007, Commercial Paper RN (LOC–TD Bank, N.A.)(d)	0.28%	04/01/10	13,423	13,423,000

Massachusetts (State of) Health & Educational Facilities Authority (Community Health Center Capital Fund); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.20%	03/01/15	1,315	1,315,000

Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.19%	07/01/38	5,000	5,000,000

				24,638,000

Michigan–2.67%
Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–Federal National Mortgage Association)(a)	0.22%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	09/01/25	1,510	1,510,000

Saline (City of) Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	11/01/25	9,600	9,600,000

Southfield (City of) Economic Development Corp. (Lawrence Technological University);
Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	02/01/35	5,315	5,315,000

Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	10/01/31	5,405	5,405,000

Walled Lake (City of) Consolidated School District; Series 2000, School Building & Site Unlimited Tax GO(f)(g)	5.13%	05/01/10	6,000	6,047,298

				29,492,298

Minnesota–1.69%
Coon Rapids (City of) (The Health Central System Project); Series 1985, VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.30%	08/01/15	2,900	2,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota–(continued)

Dakota (County of) Community Development Agency (Catholic Finance Corp.-Faithful Shepherd School); Series 2002, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	01/01/12	$1,200	$1,200,000

Minnesota (State of) Independent School District No. 14 (Fridley); Series 2009 B, Aid Anticipation Ctfs. Of Indebtedness Unlimited Tax GO	1.25%	09/30/10	4,000	4,014,606

Minnesota (State of) Independent School District No. 316 (The Greenway Schools); Series 2009 A, Aid Anticipation Ctfs. Of Indebtedness Unlimited Tax GO	1.50%	09/10/10	3,000	3,014,182

Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program);
Series 2009, COP	2.00%	09/10/10	1,500	1,511,664

Series 2009 B, COP	2.00%	09/10/10	6,000	6,053,729

				18,694,181

Mississippi–2.68%
Jackson (County of); Series 1994, Ref. VRD Water System Unlimited Tax GO (CEP–Chevron Corp.)(a)	0.25%	11/01/24	8,440	8,440,000

Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (CEP–Federal Home Loan Bank of Dallas)(a)	0.19%	05/01/35	5,500	5,500,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(a)(d)	0.17%	12/01/31	14,000	14,000,000

Mississippi (State of) Development Bank (Harrison (County of)); Series 2008 A-1, Ref. VRD Special GO (LOC–Bank of America, N.A.)(a)(d)	0.50%	10/01/17	1,610	1,610,000

				29,550,000

Missouri–3.12%
Missouri (State of) Health & Educational Facilities Authority (Academie Lafayette); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	02/01/28	1,340	1,340,000

Missouri (State of) Health & Educational Facilities Authority (Ascension Health Senior Credit Group); Series 2008 C-5, VRD RB(a)	0.39%	11/15/26	2,000	2,000,000

Missouri (State of) Health & Educational Facilities Authority (St. John Vianney High School); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.30%	04/01/30	2,100	2,100,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.25%	12/01/27	14,500	14,500,000

St. Charles (County of) Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	04/15/27	5,600	5,600,000

St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.24%	12/01/15	3,950	3,950,000

St. Louis (County of) Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	04/15/27	4,970	4,970,000

				34,460,000

New Hampshire–2.55%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.28%	06/01/28	2,500	2,500,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.21%	01/01/18	17,515	17,515,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.20%	09/01/37	4,180	4,180,000

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.20%	07/01/38	3,985	3,985,000

				28,180,000

New Mexico–0.91%
Bernalillo (County of); Series 2009, TRAN	2.50%	06/30/10	10,000	10,066,633

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–0.59%
Suffolk (County of); Series 2009, Unlimited Tax GO TAN	2.00%	08/12/10	$6,500	$6,548,405

North Carolina–3.63%
North Carolina (State of) Capital Facilities Finance Agency (Gardner-Webb University); Series 2003, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	07/01/23	5,570	5,570,000

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.19%	09/01/27	5,180	5,180,000

North Carolina (State of) Capital Facilities Finance Agency (The YMCA of Greater Charlotte); Series 2007 B, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.19%	04/01/29	6,400	6,400,000

North Carolina (State of) Educational Facilities Finance Agency (Cardinal Gibbons High School); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	08/01/14	3,280	3,280,000

North Carolina (State of) Housing Finance Agency (The Masonic Home for Children at Oxford); Series 2002, VRD Housing Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.28%	08/01/23	3,805	3,805,000

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	02/01/28	3,600	3,600,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.18%	12/01/36	10,100	10,100,000

Rowan (County of) Industrial Facilities & Pollution Control Financing Authority (YMCA of Rowan County); Series 2002, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	03/01/22	2,185	2,185,000

				40,120,000

Ohio–2.38%
Butler (County of) (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	06/01/35	9,485	9,485,000

Dublin (City of) City School District; Series 2009, School Construction Unlimited Tax GO BAN	1.00%	10/14/10	2,000	2,004,939

Lake (County of) (Lake Hospital System, Inc.); Series 2002, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.36%	12/01/32	9,830	9,830,000

Vandalia (City of) -Butler (Township of) City School District;
Series 2009 A, School Improvement Unlimited Tax GO BAN	1.50%	03/01/10	2,000	2,000,000

Series 2009 B, School Improvement Unlimited Tax GO BAN	1.50%	03/01/10	3,000	3,000,000

				26,319,939

Pennsylvania–6.88%
Allegheny (County of) Hospital Development Authority (UPMC Senior Communities, Inc.); Series 2003, VRD RB (CEP–Federal National Mortgage Association)(a)	0.19%	07/15/28	2,825	2,825,000

Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	09/01/18	3,065	3,065,000

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.20%	10/15/25	8,990	8,990,000

Lebanon (County of) Health Facilities Authority (United Church of Christ Homes, Inc.); Series 1997, VRD Health Center RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	12/01/22	2,030	2,030,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(d)(e)	0.20%	07/01/38	47,270	47,270,000

Pennsylvania (Commonwealth of); Series 2009-2010, Unlimited Tax GO TAN	1.50%	06/30/10	6,500	6,525,913

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Rosemont College); Series 2004 O, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.20%	11/01/34	5,300	5,300,000

				76,005,913

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Rhode Island–1.24%
East Greenwich (Town of); Series 2010, Unlimited Tax GO BAN	1.50%	02/16/11	$3,700	$3,740,507

Rhode Island (State of) & Providence Plantations; Series 2009, Unlimited Tax GO TAN	2.50%	06/30/10	7,425	7,473,589

Rhode Island (State of) Health & Educational Building Corp. (Ocean State Assisted Living); Series 2001, VRD Health Facilities RB (LOC–Banco Santander S.A.)(a)(d)(e)	0.27%	07/01/31	2,500	2,500,000

				13,714,096

South Carolina–1.24%
Charleston (County of); Series 2009 B, Ref. Unlimited Tax GO	2.00%	08/01/10	1,200	1,206,501

Educational Facilities Authority for Private Non-profit Institutions of Higher Learning (Columbia College); Series 2001, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.25%	12/01/22	7,500	7,500,000

Spartanburg (County of) School District No. 2; Series 2009, Unlimited Tax GO	3.00%	04/01/10	5,000	5,010,789

				13,717,290

Tennessee–1.29%
Chattanooga (City of) Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	05/15/33	3,175	3,175,000

Jackson (City of) Health, Educational & Housing Facility Board (Post House Jackson Apartments);
Series 2001, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	05/15/31	1,375	1,375,000

Series 2002, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	10/15/32	3,970	3,970,000

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Alive Hospice, Inc.); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.50%	08/01/19	1,000	1,000,000

Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(a)	0.20%	03/01/33	4,750	4,750,000

				14,270,000

Texas–8.14%
Austin (City of) Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	10/15/32	3,350	3,350,000

Gulf Coast Industrial Development Authority (Petrounited Terminals, Inc.); Series 1989, Ref. VRD RB (LOC–BNP Paribas)(a)(b)(d)(e)	0.21%	11/01/19	4,850	4,850,000

Harris (County of) Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC–Northern Trust Co.)(a)(d)	0.22%	11/15/47	5,000	5,000,000

Hockley (County of) Industrial Development Corp. (Amoco Corp.);
Series 1983, VRD PCR(a)(e)	0.50%	03/01/14	29,000	29,000,000

Series 1985, VRD PCR(a)(e)	0.45%	11/01/19	8,500	8,500,000

Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, VRD Housing RB (LOC–Bank of New York Mellon)(a)(d)	1.24%	03/01/33	5,820	5,820,000

Houston (City of); Series 2009 H-2, GO Commercial Paper Notes	0.25%	05/19/10	5,000	5,000,000

Lower Neches Valley Authority (Chevron U.S.A. Inc.); Series 1987, VRD PCR(a)	0.29%	02/15/17	4,700	4,700,000

Metropolitan Higher Education Authority, Inc. (University of Dallas); Series 1999, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.25%	05/01/19	9,100	9,100,000

San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	04/01/26	4,805	4,805,000

Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.22%	02/15/27	7,760	7,760,000

Travis (County of); Series 2008, Limited Tax GO Ctfs.	3.25%	03/01/10	2,000	2,000,000

				89,885,000

Utah–0.28%
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(a)	0.20%	04/01/42	3,125	3,125,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virginia–2.20%
Albemarle (County of) Economic Development Authority (Martha Jefferson Hospital); Series 2008 A, VRD Hospital RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.18%	10/01/48	$4,000	$4,000,000

Charlottesville (City of) Industrial Development Authority (University of Virginia Foundation); Series 2006 B, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.18%	12/01/37	2,930	2,930,000

Fairfax (County of) Industrial Development Authority (Inova Health System Foundation); Series 2009 A, Health Care RB	3.00%	05/15/10	3,000	3,014,419

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	12/01/34	1,570	1,570,000

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, L.L.C.); Series 1999, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(a)	0.24%	12/01/19	1,290	1,290,000

Virginia (State of) Public School Authority; Series 2009 IX, School Educational Technology RN	1.50%	04/15/10	11,460	11,474,750

				24,279,169

Washington–1.95%
Bellingham (Port of) Industrial Development Corp. (BP West Coast Products LLC); Series 2009, Environmental Facilities Industrial RB(e)	0.23%	03/03/10	2,250	2,250,000

Lake Tapps Parkway Properties; Series 1999 B, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	12/01/19	4,700	4,700,000

Seattle (City of) Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(a)(d)	0.25%	05/01/19	2,480	2,480,000

Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(a)	0.20%	11/01/25	6,450	6,450,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2006, VRD RB (LOC–Citibank, N.A.)(a)(b)(d)	0.23%	11/15/26	1,455	1,455,000

Washington (State of) Higher Education Facilities Authority (Cornish College of the Arts); Series 2003 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.27%	12/01/33	1,000	1,000,000

Washington (State of) Housing Finance Commission (Gonzaga Preparatory School, Inc.); Series 2003, VRD Non-profit RB (LOC–Bank of America, N.A.)(a)(d)	0.25%	09/01/33	2,150	2,150,000

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC–U.S. Bank, N.A.)(a)(d)	0.25%	07/01/22	1,000	1,000,000

				21,485,000

West Virginia–0.63%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.18%	01/01/34	7,000	7,000,000

Wisconsin–4.42%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (CEP–Federal Home Loan Bank of Chicago)(a)	0.21%	10/01/42	5,460	5,460,000

Milwaukee (City of) Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	09/01/40	6,375	6,375,000

Milwaukee (City of); Series 2005 V-8, VRD Corporate Purpose Unlimited Tax GO(a)	0.22%	02/01/25	20,200	20,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Concordia University of Wisconsin, Inc.); Series 2009, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	05/01/39	4,000	4,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	12/01/36	7,000	7,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Lawrence University of Wisconsin); Series 2009, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	02/01/39	4,055	4,055,000

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	08/15/34	1,725	1,725,000

				48,815,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wyoming–1.68%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.22%	11/01/24	$5,460	$5,460,000

Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.22%	11/01/24	13,060	13,060,000

				18,520,000

TOTAL INVESTMENTS(h)(i)–96.71% (Cost $1,067,834,433)				1,067,834,433

OTHER ASSETS LESS LIABILITIES–3.29%				36,378,098

NET ASSETS–100.00%				$1,104,212,531

Investment Abbreviations:

BAN	– Bond Anticipation Note
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GO	– General Obligation Bonds
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sr.	– Senior
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2010 was $48,325,000, which represented 4.38% of the Fund’s Net Assets.
(c)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 7.88%; other countries less than 5% each: 2.01%.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JPMorgan Chase Bank, N.A.	24.1%

Wells Fargo Bank, N.A.	9.4

Bank of America, N.A	7.2

U.S. Bank, N.A.	7.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Short-Term Investments Trust

Statement of Assets and Liabilities

February 28, 2010
(Unaudited)

				Government	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	& Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value and cost	$23,248,626,001	$2,836,164,022	$7,255,659,758	$5,846,772,994	$478,547,111	$1,067,834,433

Repurchase agreements, at value and cost	1,064,122,355	785,030,165	8,781,490,067	5,124,543,455	—	—

Total investments, at value and cost	24,312,748,356	3,621,194,187	16,037,149,825	10,971,316,449	478,547,111	1,067,834,433

Cash	—	—	—	—	932,476	1,463,410

Receivables for:
Investments sold	90,599,562	385,000	—	—	—	34,305,059

Interest	17,050,061	120,161	540,803	3,721,227	197,983	1,132,684

Fund expenses absorbed	617,433	226,635	1,363,104	474,391	88,089	141,772

Investment for trustee deferred compensation and retirement plans	442,281	217,066	201,017	78,667	41,706	78,748

Other assets	137,667	188,029	244,612	341,664	60,901	63,350

Total assets	24,421,595,360	3,622,331,078	16,039,499,361	10,975,932,398	479,868,266	1,105,019,456

Liabilities:
Payables for:
Investments purchased	7,740,038	29,995,092	—	25,093,919	10,037,568	185,002

Amount due custodian	30,614	—	—	—	—	—

Dividends	2,062,747	154,637	255,066	441,162	7,710	20,112

Accrued fees to affiliates	1,175,633	383,839	1,509,898	785,190	38,024	119,823

Accrued operating expenses	347,326	84,578	187,217	95,526	29,133	96,309

Trustee deferred compensation and retirement plans	2,709,703	1,040,187	1,205,569	509,166	86,088	385,679

Total liabilities	14,066,061	31,658,333	3,157,750	26,924,963	10,198,523	806,925

Net assets applicable to shares outstanding	$24,407,529,299	$3,590,672,745	$16,036,341,611	$10,949,007,435	$469,669,743	$1,104,212,531

Net assets consist of:
Shares of beneficial interest	$24,405,077,751	$3,589,585,055	$16,034,837,520	$10,948,484,755	$469,613,679	$1,104,234,016

Undistributed net investment income	2,304,761	779,246	796,235	273,782	39,230	—

Undistributed net realized gain (loss)	146,787	308,444	707,856	248,898	16,834	(21,485)

	$24,407,529,299	$3,590,672,745	$16,036,341,611	$10,949,007,435	$469,669,743	$1,104,212,531

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 28, 2010
(Unaudited)

				Government	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	& Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net Assets:
Institutional Class	$16,332,712,293	$1,955,806,664	$4,345,423,077	$6,712,734,543	$352,427,109	$635,713,731

Private Investment Class	$716,462,238	$330,519,269	$854,829,854	$815,428,001	$31,467,907	$140,946,713

Personal Investment Class	$110,877,065	$138,647,141	$198,165,641	$17,792,482	$8,922,428	$5,682,676

Cash Management Class	$2,756,825,982	$789,522,893	$7,522,511,168	$1,729,093,937	$15,292,583	$211,312,453

Reserve Class	$143,996,431	$9,298,674	$67,997,416	$113,033,355	$2,670,183	$16,232,715

Resource Class	$411,363,826	$222,434,167	$349,262,625	$398,956,700	$58,889,473	$93,510,614

Corporate Class	$3,935,291,464	$144,443,937	$2,698,151,830	$1,161,968,417	$60	$813,629

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	16,330,796,152	1,956,222,968	4,344,972,765	6,712,463,796	352,364,457	635,670,857

Private Investment Class	716,404,354	330,589,564	854,718,903	815,372,345	31,487,699	140,925,605

Personal Investment Class	110,864,461	138,586,955	198,078,232	17,788,599	8,922,898	5,678,710

Cash Management Class	2,756,494,926	789,485,054	7,521,789,549	1,729,010,331	15,287,023	211,327,074

Reserve Class	143,993,510	9,299,899	67,971,327	113,033,197	2,668,326	16,229,364

Resource Class	411,324,334	222,405,176	349,201,021	398,914,604	58,886,602	93,504,871

Corporate Class	3,935,199,512	144,425,423	2,698,095,279	1,161,937,115	60	814,042

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        Short-Term Investments Trust

Statement of Operations

For the six months ended February 28, 2010
(Unaudited)

				Government	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	& Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$46,046,832	$5,094,125	$15,136,027	$15,291,750	$463,507	$2,046,853

Expenses:
Advisory fees	20,102,571	2,793,653	13,144,220	6,066,201	455,946	1,367,508

Administrative services fees	654,956	308,777	515,789	434,890	91,851	172,760

Custodian fees	462,536	50,186	236,364	263,057	11,297	18,033

Distribution fees:
Private Investment Class	1,896,978	917,687	2,299,833	1,669,879	120,343	395,051

Personal Investment Class	447,510	589,681	744,766	68,326	41,823	23,255

Cash Management Class	1,609,091	389,385	4,538,521	880,384	11,381	126,541

Reserve Class	551,820	47,458	292,734	574,016	21,057	77,275

Resource Class	595,880	244,095	378,131	442,036	38,640	113,544

Corporate Class	701,607	20,068	340,614	179,394	41	3,053

Transfer agent fees	1,206,154	167,619	787,594	545,958	25,174	55,959

Trustees’ and officers’ fees and benefits	368,197	59,470	254,781	174,110	17,525	27,629

Other	1,000,921	333,563	546,267	548,678	89,836	233,518

Total expenses	29,598,221	5,921,642	24,079,614	11,846,929	924,914	2,614,126

Less: Fees waived and expenses reimbursed	(7,159,088)	(2,503,416)	(12,203,348)	(2,565,024)	(570,147)	(938,865)

Net expenses	22,439,133	3,418,226	11,876,266	9,281,905	354,767	1,675,261

Net investment income	23,607,699	1,675,899	3,259,761	6,009,845	108,740	371,592

Net realized gain from Investment securities*	22,903	3,273	207,313	2,705	23	21,430

Net increase in net assets resulting from operations	$23,630,602	$1,679,172	$3,467,074	$6,012,550	$108,763	$393,022

*	Includes net gains from securities sold to affiliates of $2,681 for Government & Agency Portfolio.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        Short-Term Investments Trust

Statement of Changes in Net Assets

For the six months ended February 28, 2010 and the year ended August 31, 2009
(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 28,	August 31,	February 28,	August 31,
	2010	2009	2010	2009

Operations:
Net investment income	$23,607,699	$281,995,009	$1,675,899	$55,408,156

Net realized gain	22,903	123,884	3,273	305,215

Net increase in net assets resulting from operations	23,630,602	282,118,893	1,679,172	55,713,371

Distributions to shareholders from net investment income:
Institutional Class	(17,328,336)	(206,290,882)	(1,281,528)	(32,817,124)

Private Investment Class	(139,582)	(7,319,950)	(66,151)	(4,020,690)

Personal Investment Class	(21,948)	(1,098,666)	(29,120)	(2,109,396)

Cash Management Class	(1,917,116)	(30,960,183)	(189,997)	(10,697,427)

Reserve Class	(16,225)	(352,311)	(1,685)	(138,538)

Resource Class	(134,064)	(9,864,204)	(44,163)	(2,445,214)

Corporate Class	(4,050,363)	(26,106,523)	(63,200)	(3,181,343)

Total distributions from net investment income	(23,607,634)	(281,992,719)	(1,675,844)	(55,409,732)

Share transactions–net:
Institutional Class	(3,931,659,151)	(4,303,175,563)	(617,915,929)	(2,731,206,538)

Private Investment Class	(32,282,509)	(126,828,864)	(99,460,268)	(270,897,781)

Personal Investment Class	(34,785,822)	26,894,700	(42,760,066)	(224,672,416)

Cash Management Class	(437,584,723)	195,654,142	(124,576,483)	(672,213,909)

Reserve Class	70,976,287	3,939,027	(41,931)	(56,419,428)

Resource Class	(388,979,572)	(409,146,795)	(1,097,665)	(259,113,502)

Corporate Class	(2,144,849,304)	3,588,882,875	10,562,131	(255,308,233)

Net increase (decrease) in net assets resulting from share transactions	(6,899,164,794)	(1,023,780,478)	(875,290,211)	(4,469,831,807)

Net increase (decrease) in net assets	(6,899,141,826)	(1,023,654,304)	(875,286,883)	(4,469,528,168)

Net assets:
Beginning of period	31,306,671,125	32,330,325,429	4,465,959,628	8,935,487,796

End of period*	$24,407,529,299	$31,306,671,125	$3,590,672,745	$4,465,959,628

* Includes accumulated undistributed net investment income	$2,304,761	$2,304,696	$779,246	$779,191

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2010 and the year ended August 31, 2009
(Unaudited)

	Treasury Portfolio		Government & Agency Portfolio
	February 28,	August 31,	February 28,	August 31,
	2010	2009	2010	2009

Operations:
Net investment income	$3,259,761	$71,053,313	$6,009,845	$65,040,671

Net realized gain	207,313	500,543	2,705	246,194

Net increase in net assets resulting from operations	3,467,074	71,553,856	6,012,550	65,286,865

Distributions to shareholders from net investment income:
Institutional Class	(962,054)	(25,701,725)	(4,760,096)	(42,622,243)

Private Investment Class	(166,479)	(2,471,906)	(107,160)	(2,672,508)

Personal Investment Class	(35,637)	(516,829)	(3,305)	(92,666)

Cash Management Class	(1,626,024)	(34,500,234)	(470,464)	(10,479,447)

Reserve Class	(8,660)	(41,384)	(21,146)	(301,499)

Resource Class	(66,696)	(1,598,019)	(79,402)	(3,340,436)

Corporate Class	(394,211)	(6,223,216)	(568,285)	(5,531,872)

Total distributions from net investment income	(3,259,761)	(71,053,313)	(6,009,858)	(65,040,671)

Share transactions–net:
Institutional Class	(536,918,958)	242,973,439	(3,102,112,029)	7,843,243,506

Private Investment Class	(1,413,099,257)	1,114,086,769	34,164,363	276,550,984

Personal Investment Class	(13,560,049)	(259,366,509)	40,490	(12,012,488)

Cash Management Class	(3,976,403,877)	3,941,697,008	(195,822,307)	896,833,637

Reserve Class	38,262,375	(6,658,701)	(26,365,422)	4,289,572

Resource Class	(16,150,843)	(263,804,891)	(87,565,428)	160,815,277

Corporate Class	658,620,725	1,179,991,860	(636,334,393)	1,771,085,386

Net increase (decrease) in net assets resulting from share transactions	(5,259,249,884)	5,948,918,975	(4,013,994,726)	10,940,805,874

Net increase (decrease) in net assets	(5,259,042,571)	5,949,419,518	(4,013,992,034)	10,941,052,068

Net assets:
Beginning of period	21,295,384,182	15,345,964,664	14,962,999,469	4,021,947,401

End of period*	$16,036,341,611	$21,295,384,182	$10,949,007,435	$14,962,999,469

* Includes accumulated undistributed net investment income	$796,235	$796,235	$273,782	$273,795

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2010 and the year ended August 31, 2009
(Unaudited)

	Government TaxAdvantage
	Portfolio		Tax-Free Cash Reserve Portfolio
	February 28,	August 31,	February 28,	August 31,
	2010	2009	2010	2009

Operations:
Net investment income	$108,740	$1,802,215	$371,592	$23,973,205

Net realized gain (loss)	23	16,810	21,430	(22,317)

Net increase in net assets resulting from operations	108,763	1,819,025	393,022	23,950,888

Distributions to shareholders from net investment income:
Institutional Class	(87,604)	(1,351,087)	(259,987)	(13,009,492)

Private Investment Class	(9,479)	(160,241)	(31,321)	(1,828,224)

Personal Investment Class	(2,057)	(35,690)	(1,192)	(62,865)

Cash Management Class	(4,165)	(114,529)	(53,697)	(6,286,393)

Reserve Class	(778)	(18,594)	(2,847)	(139,845)

Resource Class	(5,410)	(121,572)	(22,548)	(1,628,204)

Corporate Class	(28)	(181)	—	(1,018,182)

Total distributions from net investment income	(109,521)	(1,801,894)	(371,592)	(23,973,205)

Share transactions–net:
Institutional Class	(183,529,248)	308,963,899	(193,689,061)	(936,106,159)

Private Investment Class	(11,454,509)	2,380,209	(65,451,258)	(94,497,894)

Personal Investment Class	(3,194,542)	871,302	(1,731,798)	(32,729,453)

Cash Management Class	(10,438,087)	(3,370,792)	(149,116,529)	(535,463,971)

Reserve Class	(3,077,061)	(6,774,557)	1,401,697	(28,292,619)

Resource Class	41,115,975	(16,349,278)	(35,567,099)	(132,418,789)

Corporate Class	(14,500)	105	(45,731,381)	3,700,743

Net increase (decrease) in net assets resulting from share transactions	(170,591,972)	285,720,888	(489,885,429)	(1,755,808,142)

Net increase (decrease) in net assets	(170,592,730)	285,738,019	(489,863,999)	(1,755,830,459)

Net assets:
Beginning of period	640,262,473	354,524,454	1,594,076,530	3,349,906,989

End of period*	$469,669,743	$640,262,473	$1,104,212,531	$1,594,076,530

* Includes accumulated undistributed net investment income	$39,230	$40,011	$—	$—

Notes to Financial Statements

February 28, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio,

50        Short-Term Investments Trust

Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity for Tax-Free Cash Reserve Portfolio.
  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print, which is generally 45 days from the period-end date.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Treasury Guarantee Program — The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury’s (the “Treasury Department”) Temporary Guarantee Program for Money Market Funds (the “Program”) as extended. Under the Program, the Treasury

51        Short-Term Investments Trust

Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of liquidation is less than $0.995. On April 7, 2009, the Funds’ Board approved Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio to participate in the final extension of the Program through September 18, 2009. The Program expired on September 18, 2009.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
K.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million

Liquid Assets Portfolio	0.15%	0.15%	0.15%

STIC Prime Portfolio	0.15%	0.15%	0.15%

Treasury Portfolio	0.15%	0.15%	0.15%

Government & Agency Portfolio	0.10%	0.10%	0.10%

Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%

Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

  Under the terms of a master sub-advisory agreement approved by shareholders of the Funds between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.

52        Short-Term Investments Trust

  The Adviser has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%

STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%

Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Aim Distributors, Inc. (“IADI”).
  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver to exceed the number reflected above: (1) Rule 12b-1 plan fees, if any; (2) interest; (3) taxes; (4) extraordinary items or non-routine items, including payments to participate in the United States Treasury Temporary Guarantee Program; and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time.
  For the six months ended February 28, 2010, Invesco waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Liquid Assets Portfolio	$4,628,809

STIC Prime Portfolio	962,638

Treasury Portfolio	4,064,374

Government & Agency Portfolio	—

Government TaxAdvantage Portfolio	338,909

Tax-Free Cash Reserve Portfolio	307,620

  Further, Invesco and/or IADI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2010 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$514,947	$229,541	$—	$395,210	$118,899	$—

STIC Prime Portfolio	383,868	360,508	16,853	37,056	85,304	—

Treasury Portfolio	1,339,084	539,630	3,290,995	253,563	291,312	284,467

Government & Agency Portfolio	750,189	42,572	119,629	452,021	174,838	496

Government TaxAdvantage Portfolio	59,314	30,440	8,604	18,236	30,538	41

Tax-Free Cash Reserve Portfolio	164,933	15,743	57,226	64,055	66,732	766

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. (“IAIS”) pursuant to which each Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Under the terms of a master distribution agreement between IADI and the Trust, IADI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private	Personal	Cash
Investment	Investment	Management	Reserve	Resource	Corporate
Class	Class	Class	Class	Class	Class

0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

53        Short-Term Investments Trust

  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.
  IADI has contractually agreed, through at least June 30, 2010, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

  Pursuant to the agreement above, for the six months ended February 28, 2010, expenses incurred under the plans are shown on the Statement of Operations as distribution fees. Plan fees waived by IADI under the agreement are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$758,791	$119,336	$321,818	$71,737	N/A	N/A

STIC Prime Portfolio	367,075	157,248	77,877	6,170	48,819	N/A

Treasury Portfolio	919,933	198,604	907,704	38,056	75,626	N/A

Government & Agency Portfolio	667,952	18,221	176,077	74,622	88,407	N/A

Government TaxAdvantage Portfolio	60,171	11,152	2,276	2,738	7,728	N/A

Tax-Free Cash Reserve Portfolio	197,526	6,201	25,308	10,046	22,709	N/A

  Certain officers and trustees of the Trust are officers and directors of Invesco, IAIS and/or IADI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 28, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Short-term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$24,312,748,356	$—	$24,312,748,356

STIC Prime Portfolio	—	3,621,194,187	—	3,621,194,187

Treasury Portfolio	—	16,037,149,825	—	16,037,149,825

Government & Agency Portfolio	—	10,971,316,449	—	10,971,316,449

Government TaxAdvantage Portfolio	—	478,547,111	—	478,547,111

Tax-Free Cash Reserve Portfolio	—	1,067,834,433	—	1,067,834,433

54        Short-Term Investments Trust

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2010, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Liquid Assets Portfolio	$1,646,146,983	$1,830,326,013	$—

STIC Prime Portfolio	469,607,440	279,108,294	—

Government & Agency Portfolio	—	149,999,806	2,681

Government TaxAdvantage Portfolio	149,999,806	150,000,000	—

Tax-Free Cash Reserve Portfolio	1,421,549,806	1,662,773,298	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
  During the six months ended February 28, 2010, the Funds in aggregate paid legal fees of $61,081 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (i) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (ii) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund below had a capital loss carryforward as of August 31, 2009 which expires as follows:

	August 31, 2015	August 31, 2017	Total*

Tax-Free Cash Reserve Portfolio	$13,734	$12,152	$25,886

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

55        Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	57,337,621,840	$57,337,621,840	115,210,746,376	$115,210,746,376

Private Investment Class	3,465,542,362	3,465,542,362	5,348,698,563	5,348,698,563

Personal Investment Class	400,030,845	400,030,845	1,108,427,503	1,108,427,503

Cash Management Class	9,058,433,028	9,058,433,028	22,021,236,511	22,021,236,511

Reserve Class	598,093,172	598,093,172	464,078,823	464,078,823

Resource Class	1,497,211,449	1,497,211,449	4,436,961,030	4,436,961,030

Corporate Class	12,027,492,934	12,027,492,934	25,713,082,952	25,713,082,952

Issued as reinvestment of dividends:
Institutional Class	6,697,434	6,697,434	92,389,548	92,389,548

Private Investment Class	65,775	65,775	4,175,312	4,175,312

Personal Investment Class	22,166	22,166	1,019,143	1,019,143

Cash Management Class	1,338,548	1,338,548	19,297,845	19,297,845

Reserve Class	15,913	15,913	423,816	423,816

Resource Class	202,236	202,236	9,417,843	9,417,843

Corporate Class	1,619,906	1,619,906	11,816,258	11,816,258

Reacquired:
Institutional Class	(61,275,978,425)	(61,275,978,425)	(119,606,311,487)	(119,606,311,487)

Private Investment Class	(3,497,890,646)	(3,497,890,646)	(5,479,702,739)	(5,479,702,739)

Personal Investment Class	(434,838,833)	(434,838,833)	(1,082,551,946)	(1,082,551,946)

Cash Management Class	(9,497,356,299)	(9,497,356,299)	(21,844,880,214)	(21,844,880,214)

Reserve Class	(527,132,798)	(527,132,798)	(460,563,612)	(460,563,612)

Resource Class	(1,886,393,257)	(1,886,393,257)	(4,855,525,668)	(4,855,525,668)

Corporate Class	(14,173,962,144)	(14,173,962,144)	(22,136,016,335)	(22,136,016,335)

Net increase (decrease) in share activity	(6,899,164,794)	$(6,899,164,794)	(1,023,780,478)	$(1,023,780,478)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

56        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	3,510,338,472	$3,510,338,472	12,290,583,897	$12,290,583,897

Private Investment Class	1,106,876,911	1,106,876,911	3,931,182,671	3,931,182,671

Personal Investment Class	1,119,338,686	1,119,338,686	3,996,774,649	3,996,774,649

Cash Management Class	1,874,016,961	1,874,016,961	4,111,368,752	4,111,368,752

Reserve Class	40,473,335	40,473,335	229,777,763	229,777,763

Resource Class	448,695,267	448,695,267	1,256,286,686	1,256,286,686

Corporate Class	334,562,120	334,562,120	1,622,091,750	1,622,091,750

Issued as reinvestment of dividends:
Institutional Class	560,836	560,836	10,313,548	10,313,548

Private Investment Class	36,490	36,490	2,693,226	2,693,226

Personal Investment Class	30,164	30,164	2,391,491	2,391,491

Cash Management Class	106,242	106,242	9,806,592	9,806,592

Reserve Class	604	604	137,979	137,979

Resource Class	24,863	24,863	1,712,359	1,712,359

Corporate Class	65,499	65,499	1,037,479	1,037,479

Reacquired:
Institutional Class	(4,128,815,237)	(4,128,815,237)	(15,032,103,983)	(15,032,103,983)

Private Investment Class	(1,206,373,669)	(1,206,373,669)	(4,204,773,678)	(4,204,773,678)

Personal Investment Class	(1,162,128,916)	(1,162,128,916)	(4,223,838,556)	(4,223,838,556)

Cash Management Class	(1,998,699,686)	(1,998,699,686)	(4,793,389,253)	(4,793,389,253)

Reserve Class	(40,515,870)	(40,515,870)	(286,335,170)	(286,335,170)

Resource Class	(449,817,795)	(449,817,795)	(1,517,112,547)	(1,517,112,547)

Corporate Class	(324,065,488)	(324,065,488)	(1,878,437,462)	(1,878,437,462)

Net increase (decrease) in share activity	(875,290,211)	$(875,290,211)	(4,469,831,807)	$(4,469,831,807)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

57        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	13,012,469,054	$13,012,469,054	51,181,133,777	$51,181,133,777

Private Investment Class	3,088,366,685	3,088,366,685	13,590,064,578	13,590,064,578

Personal Investment Class	779,892,324	779,892,324	2,462,023,476	2,462,023,476

Cash Management Class	24,216,662,731	24,216,662,731	49,522,914,925	49,522,914,925

Reserve Class	275,034,049	275,034,049	327,457,354	327,457,354

Resource Class	869,823,144	869,823,144	2,023,916,969	2,023,916,969

Corporate Class	8,627,755,921	8,627,755,921	24,071,126,166	24,071,126,166

Issued as reinvestment of dividends:
Institutional Class	430,942	430,942	13,766,545	13,766,545

Private Investment Class	53,707	53,707	1,355,282	1,355,282

Personal Investment Class	39,332	39,332	794,376	794,376

Cash Management Class	272,218	272,218	7,153,769	7,153,769

Reserve Class	7,096	7,096	51,349	51,349

Resource Class	56,904	56,904	1,980,528	1,980,528

Corporate Class	260,658	260,658	5,090,909	5,090,909

Reacquired:
Institutional Class	(13,549,818,954)	(13,549,818,954)	(50,951,926,883)	(50,951,926,883)

Private Investment Class	(4,501,519,649)	(4,501,519,649)	(12,477,333,091)	(12,477,333,091)

Personal Investment Class	(793,491,705)	(793,491,705)	(2,722,184,361)	(2,722,184,361)

Cash Management Class	(28,193,338,826)	(28,193,338,826)	(45,588,371,686)	(45,588,371,686)

Reserve Class	(236,778,770)	(236,778,770)	(334,167,404)	(334,167,404)

Resource Class	(886,030,891)	(886,030,891)	(2,289,702,388)	(2,289,702,388)

Corporate Class	(7,969,395,854)	(7,969,395,854)	(22,896,225,215)	(22,896,225,215)

Net increase (decrease) in share activity	(5,259,249,884)	$(5,259,249,884)	5,948,918,975	$5,948,918,975

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 44% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

58        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	37,020,545,032	$37,020,545,032	68,158,587,580	$68,158,587,580

Private Investment Class	1,540,709,914	1,540,709,914	7,841,778,183	7,841,778,183

Personal Investment Class	60,430,819	60,430,819	190,466,782	190,466,782

Cash Management Class	4,322,758,949	4,322,758,949	10,444,803,117	10,444,803,117

Reserve Class	232,650,278	232,650,278	434,676,362	434,676,362

Resource Class	1,547,163,014	1,547,163,014	4,567,230,434	4,567,230,434

Corporate Class	3,355,442,362	3,355,442,362	9,532,168,089	9,532,168,089

Issued as reinvestment of dividends:
Institutional Class	3,187,630	3,187,630	28,153,603	28,153,603

Private Investment Class	56,259	56,259	1,556,833	1,556,833

Personal Investment Class	614	614	34,041	34,041

Cash Management Class	524,465	524,465	10,189,620	10,189,620

Reserve Class	23,386	23,386	398,039	398,039

Resource Class	59,580	59,580	2,237,117	2,237,117

Corporate Class	376,423	376,423	2,892,316	2,892,316

Reacquired:
Institutional Class	(40,125,844,691)	(40,125,844,691)	(60,343,497,677)	(60,343,497,677)

Private Investment Class	(1,506,601,810)	(1,506,601,810)	(7,566,784,032)	(7,566,784,032)

Personal Investment Class	(60,390,943)	(60,390,943)	(202,513,311)	(202,513,311)

Cash Management Class	(4,519,105,721)	(4,519,105,721)	(9,558,159,100)	(9,558,159,100)

Reserve Class	(259,039,086)	(259,039,086)	(430,784,829)	(430,784,829)

Resource Class	(1,634,788,022)	(1,634,788,022)	(4,408,652,274)	(4,408,652,274)

Corporate Class	(3,992,153,178)	(3,992,153,178)	(7,763,975,019)	(7,763,975,019)

Net increase (decrease) in share activity	(4,013,994,726)	$(4,013,994,726)	10,940,805,874	$10,940,805,874

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

59        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,119,138,523	$1,119,138,523	2,232,883,956	$2,232,883,956

Private Investment Class	169,863,831	169,863,831	274,551,140	274,551,140

Personal Investment Class	35,784,998	35,784,998	167,645,922	167,645,922

Cash Management Class	5,303,476	5,303,476	24,068,707	24,068,707

Reserve Class	27,538,498	27,538,498	73,485,734	73,485,734

Resource Class	56,245,217	56,245,217	28,199,787	28,199,787

Corporate Class	50,000,000	50,000,000	351,723	351,723

Issued as reinvestment of dividends:
Institutional Class	104,425	104,425	1,279,524	1,279,524

Private Investment Class	4,087	4,087	106,322	106,322

Personal Investment Class	—	—	—	—

Cash Management Class	4,574	4,574	139,970	139,970

Reserve Class	122	122	1,093	1,093

Resource Class	2,145	2,145	120,734	120,734

Corporate Class	12	12	194	194

Reacquired:
Institutional Class	(1,302,772,196)	(1,302,772,196)	(1,925,199,581)	(1,925,199,581)

Private Investment Class	(181,322,427)	(181,322,427)	(272,277,253)	(272,277,253)

Personal Investment Class	(38,979,540)	(38,979,540)	(166,774,620)	(166,774,620)

Cash Management Class	(15,746,137)	(15,746,137)	(27,579,469)	(27,579,469)

Reserve Class	(30,615,681)	(30,615,681)	(80,261,384)	(80,261,384)

Resource Class	(15,131,387)	(15,131,387)	(44,669,799)	(44,669,799)

Corporate Class	(50,014,512)	(50,014,512)	(351,812)	(351,812)

Net increase (decrease) in share activity	(170,591,972)	$(170,591,972)	285,720,888	$285,720,888

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 67% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

60        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,100,850,130	$1,100,850,130	7,425,779,177	$7,425,779,177

Private Investment Class	135,420,176	135,420,176	511,847,886	511,847,886

Personal Investment Class	7,503,755	7,503,755	13,445,479	13,445,479

Cash Management Class	1,119,986,803	1,119,986,803	2,792,727,250	2,792,727,250

Reserve Class	12,121,152	12,121,152	27,969,701	27,969,701

Resource Class	83,307,037	83,307,037	394,300,830	394,300,830

Corporate Class	8,710,758	8,710,758	763,229,887	763,229,887

Issued as reinvestment of dividends:
Institutional Class	68,878	68,878	4,361,045	4,361,045

Private Investment Class	28,656	28,656	1,750,991	1,750,991

Personal Investment Class	321	321	14,257	14,257

Cash Management Class	39,983	39,983	6,129,570	6,129,570

Reserve Class	2,847	2,847	164,252	164,252

Resource Class	17,864	17,864	896,000	896,000

Corporate Class	0	0	676,626	676,626

Reacquired:
Institutional Class	(1,294,608,069)	(1,294,608,069)	(8,366,246,381)	(8,366,246,381)

Private Investment Class	(200,900,090)	(200,900,090)	(608,096,771)	(608,096,771)

Personal Investment Class	(9,235,874)	(9,235,874)	(46,189,189)	(46,189,189)

Cash Management Class	(1,269,143,315)	(1,269,143,315)	(3,334,320,791)	(3,334,320,791)

Reserve Class	(10,722,302)	(10,722,302)	(56,426,572)	(56,426,572)

Resource Class	(118,892,000)	(118,892,000)	(527,615,619)	(527,615,619)

Corporate Class	(54,442,139)	(54,442,139)	(760,205,770)	(760,205,770)

Net increase (decrease) in share activity	(489,885,429)	$(489,885,429)	(1,755,808,142)	$(1,755,808,142)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9—Subsequent Event

Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” will be changed to “Invesco”.

61        Short-Term Investments Trust

Note 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Cash Management Class

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses)								to average		to average net		Ratio of net
	Net asset			on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	Investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets

Liquid Assets Portfolio
Six months ended 02/28/10	$1.00	$0.00	(b)	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.06%	$2,756,826	0.23	%(c)	0.28	%(c)	0.12	%(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	1.22	3,194,408	0.24		0.31		1.09
Year ended 08/31/08	1.00	0.04	(b)	0.00	0.04	(0.04)	(0.00)	(0.04)	1.00	3.72	2,998,653	0.20		0.27		3.56
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.29	3,397,869	0.20		0.28		5.17
Year ended 08/31/06	1.00	0.04		(0.00)	0.04	(0.04)	(0.00)	(0.04)	1.00	4.48	2,713,882	0.20		0.28		4.42
Year ended 08/31/05	1.00	0.02		(0.00)	0.02	(0.02)	—	(0.02)	1.00	2.42	3,409,326	0.20		0.29		2.36

STIC Prime Portfolio
Six months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	789,523	0.22	(c)	0.30	(c)	0.05	(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.81	914,099	0.25		0.33		0.85
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.55	1,586,211	0.20		0.28		3.38
Year ended 08/31/07	1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00	5.30	2,146,528	0.20		0.29		5.17
Year ended 08/31/06	1.00	0.04		—	0.04	(0.04)	—	(0.04)	1.00	4.51	1,378,964	0.20		0.29		4.45
Year ended 08/31/05	1.00	0.02		—	0.02	(0.02)	—	(0.02)	1.00	2.44	909,054	0.20		0.29		2.40

Treasury Portfolio
Six months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	7,522,511	0.14	(c)	0.28	(c)	0.03	(c)
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.31	11,498,817	0.22		0.30		0.30
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.85	7,556,878	0.20		0.28		2.58
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.08	2,833,734	0.20		0.29		4.95
Year ended 08/31/06	1.00	0.04		(0.00)	0.04	(0.04)	—	(0.04)	1.00	4.29	1,357,547	0.20		0.30		4.19
Year ended 08/31/05	1.00	0.02		0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	2.29	1,780,680	0.20		0.30		2.25

Government & Agency Portfolio
Six months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	1,729,094	0.20	(c)	0.23	(c)	0.05	(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.65	1,924,916	0.22		0.25		0.52
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.34	1,028,040	0.20		0.24		3.20
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.22	730,316	0.20		0.25		5.10
Year ended 08/31/06	1.00	0.04		(0.00)	0.04	(0.04)	—	(0.04)	1.00	4.41	656,356	0.20		0.26		4.37
Year ended 08/31/05	1.00	0.02		(0.00)	0.02	(0.02)	—	(0.02)	1.00	2.36	653,382	0.20		0.27		2.34

Government TaxAdvantage Portfolio
Six months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	15,293	0.14	(c)	0.36	(c)	0.03	(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.51	25,731	0.22		0.40		0.44
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.19	29,100	0.20		0.34		3.22
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.12	93,310	0.20		0.40		5.00
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.33	32,251	0.20		0.47		4.23
Year ended 08/31/05	1.00	0.02		0.00	0.02	(0.02)	—	(0.02)	1.00	2.31	34,654	0.20		0.51		2.32

Tax-Free Cash Reserve Portfolio
Six months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	211,312	0.29	(c)	0.40	(c)	0.04	(c)
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.83	360,427	0.35		0.41		0.96
Five months ended 08/31/08	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.69	895,899	0.30	(d)	0.35	(d)	1.68	(d)
Year ended 03/31/08	1.00	0.03		(0.00)	0.03	(0.03)	—	(0.03)	1.00	3.19	789,753	0.30		0.35		3.15
Year ended 03/31/07	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	3.33	721,351	0.30		0.35		3.28
Year ended 03/31/06	1.00	0.02		—	0.02	(0.02)	—	(0.02)	1.00	2.45	683,659	0.30		0.37		2.41
Year ended 03/31/05	1.00	0.01		—	0.01	(0.01)	—	(0.01)	1.00	1.16	725,124	0.30		0.37		1.16

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)	Calculated using average shares outstanding.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $3,244,852, $785,223, $9,152,267, $1,775,361, $22,951 and $255,180 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

62        Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Cash Management Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2009 through February 28, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Cash Management Class	(09/01/09)	(02/28/10)[1]	Period[2]	(02/28/10)	Period[2]	Ratio
Liquid Assets Portfolio	$1,000.00	$1,002.60	$1.14	$1,023.65	$1.15	0.23%

STIC Prime Portfolio	1,000.00	1,000.20	1.09	1,023.70	1.10	0.22

Treasury Portfolio	1,000.00	1,000.20	0.69	1,024.10	0.70	0.14

Government & Agency Portfolio	1,000.00	1,000.30	0.99	1,023.80	1.00	0.20

Government TaxAdvantage Portfolio	1,000.00	1,000.20	0.69	1,024.10	0.70	0.14

Tax-Free Cash Reserve Portfolio	1,000.00	1,000.20	1.44	1,023.36	1.45	0.29

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2009 through February 28, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

63        Short-Term Investments Trust

Invesco Aim Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco Aim collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco Aim, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco Aim maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website – invescoaim.com. More detail is available to you at that site.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. To locate each Fund’s portfolio holdings, click the Products and Performance tab at the top and select Product Overviews. Then, select your Fund from the drop-down menu. Links to each Fund’s complete monthly and quarterly holdings are available on this Web page. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. Click the About Us tab at the top of the home page; click on Legal Information; and then click on Invesco Aim Proxy Voting Guidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com and click the About Us tab at the top of the home page; click on Legal Information and then click on Proxy Voting Search. Next, select the Fund from the drop-down menu. This information is also available on the SEC website, sec.gov.
If used after July 20, 2010, this report must be accompanied by a Fund fact sheet for the most recent month-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Aim Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
     On or about April 30, 2010, Invesco Aim Distributors, Inc. becomes Invesco Distributors, Inc., Invesco Aim Investment Services, Inc. becomes Invesco Investment Services, Inc., and AIM funds become Invesco funds. In addition, invescoaim.com becomes invesco.com.

CM-STIT-SAR-3	Invesco Aim Distributors, Inc.

Corporate Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Semiannual Report to Shareholders ▪ February 28, 2010

2	Fund Data
3	Letters to Shareholders
4	Schedules of Investments
45	Financial Statements
50	Notes to Financial Statements
62	Financial Highlights
63	Fund Expenses

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency and is not a deposit or other obligation of, or guaranteed by, a depository institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Read it carefully before you invest or send money.
Invesco Global Cash Management is a brand name encompassing products and services provided by one or more subsidiaries of Invesco Ltd. References to Invesco Fixed Income describe a fixed income team composed of affiliated Invesco entities worldwide.
Unless otherwise stated, information presented in this report is as of February 28, 2010, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Data

Corporate Class data as of 2/28/10

FUND	YIELDS			WEIGHTED AVERAGE MATURITY		TOTAL NET ASSETS
		7-Day SEC Yields
		Had Fees Not
		Been Waived and/or		Range During
	7-Day	Expenses Not	Monthly	Reporting	At Reporting
	SEC Yields	Been Reimbursed	Yields	Period	Period End

Liquid Assets	0.10%	0.06%	0.10%	41 – 56 days	42 days	$3.9	billion

STIC Prime	0.05	0.00	0.06	11 – 26 days	18 days	144.4	million

Treasury	0.02	–0.02	0.02	40 – 54 days	52 days	2.6	billion

Government & Agency	0.03	0.03	0.04	35 – 52 days	47 days	1.1	billion

Government TaxAdvantage	0.02	–0.12	0.02	25 – 53 days	37 days	60.1	dollars

Tax-Free Cash Reserve	0.02	0.01	0.02	23 – 37 days	27 days	813.6	thousand
Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. Monthly yields represent annualized results for the month, net of fees and expenses, and exclude any realized capital gains or losses.
2	Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
While 2009 was a challenging year for all of us, the final months of the decade concluded with many of us feeling more optimistic about the years ahead. Perhaps one of the most valuable lessons from 2009 is the importance of a long-term, diversified investment strategy, which I’ve mentioned in previous letters.
     Cash and cash equivalents comprised an important segment of many investors’ portfolios during the volatile market environment in 2009. As it has over the years, Invesco Global Cash Management served its clients well during this period of uncertainty by adhering to its conservative investment philosophy.
     Having navigated the recent crisis without any credit issues in our money market funds, Invesco continues to work with industry officials and regulatory authorities to identify “best practices” for the money market fund industry going forward. New rules for money market funds approved in January 2010 by the U.S. Securities and Exchange Commission incorporate many of these best practices, and promise additional disclosure and greater transparency for money market fund investors.
     Just as Invesco Global Cash Management is committed to managing its money market funds for safety and liquidity, your Board is committed to earning your continued trust. Board members exercise oversight to maintain the AIM Funds’ “Investor First” orientation, manage costs and enhance performance to put your interests first.
     To that end, some of you may have seen it reported in the latter part of 2009 that Invesco will assume the management of the Van Kampen family of mutual funds as well as the retail Morgan Stanley funds. The closing will be later this year, and we view this addition as an opportunity to provide you access to an even broader range of funds under the Invesco umbrella.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing and serving you.
Best regards,

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

Karen Dunn Kelley
Dear Shareholders:
The period covered by this report was a challenging one for investors in short-term cash management investments — as well as for those of us who manage such investments.
     After four quarters of contraction, the U.S. economy expanded in the third and fourth quarters of 2009. Although the strength and sustainability of the economic recovery was uncertain, signs of improvement were undeniable.
     Nonetheless, after experiencing significant stock market volatility over the last couple of years, many investors remained risk averse and preferred the relative safety and liquidity of cash or cash equivalents to equities. They did so despite historically low yields on money market funds.
     During the reporting period, those of us at Invesco Global Cash Management faced the challenge of providing investors with positive yields despite record-low short-term interest rates — and doing so in the face of a shrinking supply of creditworthy money market securities.
     Despite these challenges, we remained steadfast in our commitment to minimizing credit risk in our portfolios and avoiding issuers with potential event and headline risk. Our strict adherence to our time-tested credit and risk management processes was reflected in our continued growth in calendar year 2009 — when our growth outpaced the industry and our assets under management reached an all-time high.
     For Invesco Global Cash Management, part of Invesco Fixed Income, safety is of paramount importance to the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield — in that order — to our money market fund investors.
     All of us at Invesco Fixed Income are dedicated to helping our clients achieve their short-term cash management needs. We are also dedicated to excellence in customer service. If you have questions about your account, please contact one of our Cash Management representatives at 800 659 1005.
Sincerely,

Karen Dunn Kelley
CEO, Invesco Fixed Income
3	Short-Term Investments Trust

Schedule of Investments

February 28, 2010
(Unaudited)

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–34.67%(a)
Asset-Backed Securities–Commercial Loans/Leases–6.92%
Amstel Funding Corp.(b)(c)	0.65%	03/30/10	$150,000	$149,921,458

Amstel Funding Corp.(b)(c)	0.90%	04/20/10	115,000	114,856,250

Amstel Funding Corp.(b)(c)	1.35%	03/11/10	200,000	199,925,000

Amstel Funding Corp.(b)(c)	1.35%	03/12/10	175,000	174,927,813

Atlantis One Funding Corp.(b)(c)	0.20%	04/06/10	100,000	99,980,000

Atlantis One Funding Corp.(b)(c)	0.22%	06/16/10	135,000	134,913,731

Atlantis One Funding Corp.(b)(c)	0.22%	06/09/10	151,000	150,907,722

Atlantis One Funding Corp.(b)(c)	0.29%	08/09/10	100,000	99,870,306

Atlantis One Funding Corp.(b)(c)	0.30%	08/04/10	200,000	199,744,333

Atlantis One Funding Corp.(b)(c)	0.30%	05/06/10	100,000	99,945,000

Atlantis One Funding Corp.(b)(c)	0.30%	07/06/10	175,000	174,814,792

Atlantis One Funding Corp.(b)(c)	0.30%	08/02/10	90,000	89,884,500

				1,689,690,905

Asset-Backed Securities–Consumer Receivables–1.52%
Amsterdam Funding Corp.(c)	0.18%	04/07/10	100,000	99,981,500

Amsterdam Funding Corp.(c)	0.20%	03/08/10	80,189	80,185,882

Barton Capital LLC(c)	0.19%	05/11/10	80,043	80,013,006

Old Line Funding, LLC(c)	0.19%	03/09/10	110,061	110,056,353

				370,236,741

Asset-Backed Securities–Fully Backed–0.66%
Straight-A Funding LLC
–Series 1, (CEP–Federal Financing Bank)(c)	0.18%	03/01/10	85,000	85,000,000

–Series 1, (CEP–Federal Financing Bank)(c)	0.18%	03/11/10	75,000	74,996,250

				159,996,250

Asset-Backed Securities–Fully Supported Bank–4.82%
Crown Point Capital Co., LLC
–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(c)	0.40%	03/05/10	45,000	44,998,000

–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(c)	0.40%	03/08/10	100,000	99,992,222

–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(c)	0.40%	03/16/10	60,000	59,990,000

–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(c)	0.40%	03/19/10	170,000	169,966,000

Grampian Funding Ltd./LLC
(CEP–Lloyds TSB Bank PLC)(b)(c)	0.24%	04/06/10	123,000	122,970,480

(CEP–Lloyds TSB Bank PLC)(b)(c)	0.24%	04/19/10	55,000	54,982,033

(CEP–Lloyds TSB Bank PLC)(b)(c)	0.25%	03/16/10	183,000	182,980,938

LMA-Americas, LLC
(CEP–Credit Agricole S.A.)(b)(c)	0.18%	04/23/10	78,400	78,379,224

(CEP–Credit Agricole S.A.)(b)(c)	0.20%	03/22/10	80,000	79,990,667

Matchpoint Master Trust–Series A, (CEP–BNP Paribas)(b)(c)	0.18%	03/12/10	104,461	104,455,255

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Fully Supported Bank–(continued)

Surrey Funding Corp.
(CEP–Barclays Bank PLC)(b)(c)	0.19%	03/17/10	$79,000	$78,993,329

(CEP–Barclays Bank PLC)(b)(c)	0.20%	04/12/10	50,000	49,988,333

(CEP–Barclays Bank PLC)(b)(c)	0.20%	04/20/10	50,000	49,986,111

				1,177,672,592

Asset-Backed Securities–Multi-Purpose–2.76%
Atlantic Asset Securitization LLC(c)	0.17%	03/15/10	105,000	104,993,058

Atlantic Asset Securitization LLC(c)	0.18%	04/09/10	60,000	59,988,300

Atlantic Asset Securitization LLC(c)	0.19%	05/04/10	50,000	49,983,111

Atlantic Asset Securitization LLC(c)	0.20%	05/10/10	50,000	49,980,556

Gemini Securitization Corp., LLC(c)	0.20%	05/03/10	47,000	46,983,550

Mont Blanc Capital Corp.(b)(c)	0.18%	03/04/10	97,000	96,998,545

Regency Markets No. 1, LLC(b)(c)	0.18%	03/22/10	56,000	55,994,120

Tulip Funding Corp.(b)(c)	0.18%	03/22/10	113,483	113,471,415

Tulip Funding Corp.(b)(c)	0.21%	03/01/10	95,000	95,000,000

				673,392,655

Asset-Backed Securities–Securities–4.51%
Aspen Funding Corp.(c)	0.16%	03/05/10	70,000	69,998,756

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.21%	04/19/10	100,000	99,971,417

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.22%	04/19/10	100,000	99,970,056

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.23%	04/07/10	25,000	24,994,090

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.23%	04/19/10	175,000	174,945,215

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.23%	04/21/10	75,000	74,975,562

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.26%	03/10/10	104,250	104,243,224

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.26%	03/15/10	52,000	51,994,742

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.26%	03/18/10	50,000	49,993,861

Solitaire Funding Ltd./LLC(b)(c)	0.20%	03/05/10	90,000	89,998,000

Solitaire Funding Ltd./LLC(b)(c)	0.20%	03/10/10	200,000	199,990,000

Tempo Finance Ltd./Corp.(b)(c)	0.22%	05/05/10	60,000	59,976,167

				1,101,051,090

Diversified Banks–5.98%
Bank of Nova Scotia(b)	0.21%	06/02/10	275,000	274,850,813

ING (U.S.) Funding LLC(b)	0.16%	03/05/10	200,000	199,996,445

National Australia Funding Delaware Inc.(b)(c)	0.17%	04/19/10	200,000	199,953,722

Santander Central Hispano Finance (Delaware) Inc.(b)	0.40%	04/09/10	155,000	154,932,833

Societe Generale North America, Inc.(b)	0.23%	05/25/10	230,000	229,875,097

Societe Generale North America, Inc.(b)	0.25%	04/07/10	400,000	399,897,222

				1,459,506,132

Integrated Oil & Gas–0.16%
Total Capital S.A.(b)(c)	0.17%	03/31/10	39,250	39,244,603

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Life & Health Insurance–1.14%
Metlife Short Term Funding LLC(c)	0.19%	03/01/10	$143,700	$143,700,000

Metlife Short Term Funding LLC(c)	0.19%	03/04/10	135,000	134,997,862

				278,697,862

Municipal Commercial Paper–1.35%
District of Columbia (National Academy of Sciences);
Series 2008A, Commercial Paper RB (LOC–Bank of America, N.A.)(d)	0.23%	03/04/10	18,000	18,000,000

Series 2009A, Commercial Paper RB (LOC–Bank of America, N.A.)(d)	0.20%	03/04/10	55,220	55,220,000

Illinois (State of) Educational Facilities Authority (Pooled Financing Program); Series 2002, Commercial Paper RN (LOC–Northern Trust Co.)(d)	0.21%	04/05/10	20,000	20,000,000

University of Texas System Board of Regents (Revenue Financing System);
Series 2002 A, Commercial Paper Notes	0.18%	03/05/10	35,000	35,000,000

Series 2002 A, Commercial Paper Notes	0.18%	04/06/10	5,000	5,000,000

Series 2002 A, Commercial Paper Notes	0.19%	07/09/10	20,000	20,000,000

Series 2002 A, Commercial Paper Notes	0.20%	05/24/10	25,000	25,000,000

Series 2002 A, Commercial Paper Notes	0.22%	06/03/10	33,875	33,875,000

Series 2002 A, Commercial Paper Notes	0.22%	07/13/10	20,000	20,000,000

Upper Trinity Regional Water District; Series 2010 A, Supply System Commercial Paper RN (LOC–Bank of America, N.A.)(d)	0.16%	03/01/10	22,350	22,350,000

Whiting (City of), Indiana (BP Products North America Inc.); Series 2009, Environmental Facilities Commercial Paper RB(b)	0.23%	03/03/10	31,500	31,500,000

Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care, Inc.);
Series 2009A, Commercial Paper RB (LOC–U.S. Bank, N.A.)(d)	0.25%	06/02/10	25,000	25,000,000

Series 2009A, Commercial Paper RB (LOC–U.S. Bank, N.A.)(d)	0.25%	07/07/10	20,000	20,000,000

				330,945,000

Packaged Foods & Meats–1.47%
Nestle Capital Corp.(b)(c)	0.30%	07/06/10	150,000	149,841,250

Nestle Capital Corp.(b)(c)	0.35%	05/13/10	100,000	99,929,028

Nestle Capital Corp.(b)(c)	0.35%	06/11/10	108,000	107,892,900

				357,663,178

Regional Banks–3.38%
ANZ National (Int’l) Ltd.(b)(c)	0.35%	04/19/10	70,000	69,966,653

Banque et Caisse d’Epargne de l’Etat(b)	0.20%	05/13/10	50,000	49,980,229

Banque et Caisse d’Epargne de l’Etat(b)	0.21%	03/15/10	100,000	99,991,833

Commonwealth Bank of Australia(b)(c)	0.19%	05/10/10	200,000	199,926,111

Fortis Funding LLC(b)(c)	0.22%	05/26/10	200,000	199,894,889

Svenska Handelsbanken, Inc.(b)	0.20%	05/19/10	204,800	204,712,363

				824,472,078

Total Commercial Paper (Cost $8,462,569,086)				8,462,569,086

Certificates of Deposit–30.56%
Banco Bilbao Vizcaya Argentaria, S.A.	0.30%	04/16/10	100,000	100,001,276

Banco Bilbao Vizcaya Argentaria, S.A.	0.32%	05/12/10	100,000	100,001,997

Banco Bilbao Vizcaya Argentaria, S.A.	0.34%	05/17/10	100,000	100,000,000

Banco Bilbao Vizcaya Argentaria, S.A.	0.46%	06/17/10	200,000	200,002,990

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)

Banco Bilbao Vizcaya Argentaria, S.A. (United Kingdom)(b)	0.31%	07/06/10	$100,000	$100,003,522

Bank of Nova Scotia(e)	0.23%	12/06/10	200,000	200,000,000

BNP Paribas (United Kingdom)(b)	0.23%	04/07/10	250,000	250,002,568

BNP Paribas	0.28%	06/14/10	160,000	160,000,000

Credit Agricole Corporate & Investment Bank	0.17%	03/01/10	63,000	63,000,000

Credit Agricole Corporate & Investment Bank(e)	0.33%	10/26/10	100,000	100,000,000

Credit Agricole Corporate & Investment Bank	0.53%	03/01/10	100,000	100,000,000

Credit Agricole Corporate & Investment Bank	0.70%	09/10/10	200,000	200,000,000

Credit Agricole Corporate & Investment Bank	0.96%	08/09/10	100,000	100,000,000

Credit Agricole Corporate & Investment Bank	0.96%	08/16/10	100,000	100,000,000

Commonwealth Bank of Australia(b)	0.29%	04/09/10	100,000	100,000,000

Lloyds TSB Bank PLC	0.18%	04/08/10	400,000	400,000,000

Lloyds TSB Bank PLC	0.18%	04/19/10	140,000	140,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.22%	05/18/10	150,000	150,003,247

National Australia Bank Ltd. (United Kingdom)(b)	0.22%	05/10/10	125,000	125,002,429

Nordea Bank A.B.	0.17%	04/12/10	200,000	200,000,000

Nordea Bank A.B.	0.19%	05/10/10	300,000	300,000,000

Nordea Bank A.B.	0.20%	03/03/10	200,000	200,000,000

Rabobank Nederland(e)	0.23%	01/07/11	100,000	100,000,000

Rabobank Nederland	0.29%	04/09/10	200,000	200,000,000

Rabobank Nederland(e)	0.35%	03/12/10	200,000	200,000,000

Rabobank Nederland	0.52%	05/21/10	200,000	200,000,000

Rabobank Nederland	0.55%	10/26/10	100,000	100,003,302

Royal Bank of Canada(e)	0.23%	11/04/10	155,000	155,000,000

Royal Bank of Canada	0.30%	03/23/10	100,000	100,000,000

Royal Bank of Canada	0.38%	05/28/10	250,000	250,000,000

Royal Bank of Scotland PLC	0.18%	04/09/10	200,000	200,000,000

Royal Bank of Scotland PLC	0.19%	04/16/10	125,000	125,000,000

Royal Bank of Scotland PLC	0.19%	04/16/10	125,000	125,000,000

Royal Bank of Scotland PLC	0.20%	03/08/10	200,000	200,000,000

Royal Bank of Scotland PLC	0.20%	03/19/10	100,000	100,000,000

Royal Bank of Scotland PLC	0.20%	03/26/10	150,000	150,000,000

Societe Generale(e)(f)	0.10%	04/05/10	200,000	200,000,000

Societe Generale	0.23%	05/03/10	150,000	150,000,000

Societe Generale	0.26%	04/06/10	189,800	189,802,836

Svenska Handelsbanken A.B.	0.19%	04/06/10	200,000	200,000,000

Toronto-Dominion Bank(e)	0.23%	12/09/10	200,000	200,000,000

Toronto-Dominion Bank	0.26%	07/01/10	175,000	175,000,000

Toronto-Dominion Bank	0.32%	05/17/10	150,000	150,003,196

Toronto-Dominion Bank	0.55%	10/22/10	100,000	100,000,000

Toronto-Dominion Bank	0.65%	04/09/10	200,000	200,000,000

Westpac Banking Corp.(e)	0.19%	04/13/10	200,000	200,000,000

Total Certificates of Deposit (Cost $7,457,827,363)				7,457,827,363

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Variable Rate Demand Notes–19.43%(e)(f)
Credit Enhanced–17.07%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.23%	06/01/29	$200	$200,000

Alamogordo (City of), New Mexico (Gerald Champion Regional Medical Center); Series 2007 A, Ref. VRD Hospital Improvement RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/37	10,465	10,465,000

Alexandria (City of), Virginia Industrial Development Authority (American Academy of Otolaryngology-Head & Neck Surgery Foundation, Inc.); Series 2008 B, VRD Headquarters Facilities RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/38	6,310	6,310,000

Alexandria (City of), Virginia Industrial Development Authority; Series 1996 A, VRD Pooled Loan RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/26	2,400	2,400,000

Allegheny (County of), Pennsylvania Hospital Development Authority (Central Blood Bank); Series 1992, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(d)	0.19%	12/01/10	2,525	2,525,000

Allegheny (County of), Pennsylvania Industrial Development Authority (Longwood at Oakwood, Inc.); Series 2001 B, Ref. VRD Sr. Health and Housing Facilities RB (LOC–PNC Bank, N.A.)(d)	0.13%	07/01/27	4,800	4,800,000

Apache (County of), Industrial Development Authority (Tucson Electric Power Co.-Springerville); Series 1983 B, VRD IDR (LOC–Bank of New York Mellon)(d)	0.20%	12/15/18	8,900	8,900,000

Atlanta (City of), Georgia (Westside); Series 2001, VRD Tax Allocation Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	12/01/22	8,055	8,055,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.23%	10/01/33	105	105,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.17%	12/01/33	29,015	29,015,000

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	12/01/14	3,400	3,400,000

Beaver (County of), Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(b)(d)	0.18%	07/15/21	8,500	8,500,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(d)	0.25%	12/01/28	4,700	4,700,000

Boone (County of), Kentucky (Duke Energy Kentucky, Inc.); Series 2008 A, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(d)	0.16%	08/01/27	5,000	5,000,000

Brooke (County of), West Virginia County Commission (Bethany College); Series 2008 A, VRD Commercial Development RB (LOC–PNC Bank, N.A.)(d)	0.19%	12/01/37	4,050	4,050,000

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD IDR (LOC–PNC Bank, N.A.)(d)	0.17%	07/01/39	25,840	25,840,000

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	05/01/27	2,150	2,150,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	06/15/31	2,010	2,010,000

Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	06/15/31	2,685	2,685,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	10/01/32	25,150	25,150,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.19%	12/01/32	2,660	2,660,000

Charlotte (City of), North Carolina (NASCAR Hall of Fame Facilities); Series 2009 D, VRD Taxable COP (LOC–Bank of America, N.A.)(d)	0.24%	06/01/35	9,800	9,800,000

Chatham Capital Corp.; Series 2000, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(d)	0.23%	07/01/20	4,431	4,431,000

Chester (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2001, VRD IDR (LOC–Wells Fargo Bank, N.A.)(d)	0.15%	07/01/31	41,500	41,500,000

Chicago (City of), Illinois Board of Education;
Series 2009 B, Ref. VRD Unlimited Tax GO (LOC–U.S. Bank, N.A.)(d)	0.12%	03/01/31	10,000	10,000,000

Series 2009 C, Ref. VRD Unlimited Tax GO (LOC–U.S. Bank, N.A.)(c)(d)	0.12%	03/01/12	6,300	6,300,000

Series 2010 B, Ref. VRD Unlimited Tax GO (LOC–JPMorgan Chase Bank, N.A.)(d)	0.12%	03/01/36	18,000	18,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Clarke (County of), Virginia Industrial Development Authority (Grafton School, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	12/01/20	$4,090	$4,090,000

Cleveland (City of) -Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(d)	0.16%	01/01/33	24,875	24,875,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	07/01/22	2,000	2,000,000

Cobb (County of), Georgia Housing Authority (Post Apartment Homes, L.P.); Series 1995, VRD MFH RB (CEP–Federal National Mortgage Association)	0.19%	06/01/25	7,725	7,725,000

Cobb (County of), Georgia Housing Authority (Post Mill); Series 1995, VRD MFH RB (CEP–Federal National Mortgage Association)	0.19%	06/01/25	8,350	8,350,000

Cohasset (City of), Minnesota (Minnesota Power & Light Co.); Series 1997 A, Ref. VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	06/01/20	13,000	13,000,000

Collier (County of), Florida Health Facilities Authority (The Moorings, Inc.),
Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	12/01/24	9,275	9,275,000

Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/35	25,200	25,200,000

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.18%	11/01/38	3,545	3,545,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.18%	04/15/39	5,420	5,420,000

Colorado (State of) Educational & Cultural Facilities Authority (Lutheran Church Extension Fund-Missouri Synod Loan Program); Series 2008, VRD RB (LOC–Bank of America, N.A.)(d)	0.17%	05/15/38	7,300	7,300,000

Colorado (State of) Educational & Cultural Facilities Authority (Northwest University); Series 2007, VRD RB (LOC–Bank of America, N.A.)(d)	0.18%	09/01/37	4,800	4,800,000

Colorado (State of) Educational & Cultural Facilities Authority (Parker & Denver High Schools); Series 2006, VRD RB (LOC–Bank of America, N.A.)(d)	0.17%	12/01/36	3,000	3,000,000

Colorado (State of) Educational & Cultural Facilities Authority (Western Christian Schools); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.18%	07/01/39	4,875	4,875,000

Colorado (State of) Health Facilities Authority (Bethesda Living Centers); Series 1999, VRD RB (LOC–Bank of America, N.A.)(d)	0.18%	08/15/30	16,955	16,955,000

Colorado (State of) Housing & Finance Authority (Central Park LLC); Series 1996 C, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.17%	10/15/16	2,300	2,300,000

Colorado Springs (City of), Colorado (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(d)	0.22%	03/01/17	7,000	7,000,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD Obligation Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	03/15/23	6,050	6,050,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	01/01/21	9,205	9,205,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2005, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(d)	0.20%	07/01/35	13,875	13,875,000

Connecticut (State of) Health & Educational Facilities Authority (Lawrence & Memorial Hospital); Series 2004 E, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.15%	07/01/34	20,590	20,590,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	07/01/25	45,830	45,830,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	03/01/19	3,465	3,465,000

Crawford (City of), Texas Education Facilities Corp. (Concordia University Texas); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/37	20,555	20,555,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.15%	06/15/25	7,740	7,740,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

DeKalb, Newton, & Gwinnett (Counties of), Georgia Joint Development Authority (GGC Real Estate Parking I, LLC); Series 2007, VRD Incremental Draw RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/32	$5,385	$5,385,000

DeKalb, Newton, & Gwinnett (Counties of), Georgia Joint Development Authority (GPC Real Estate Student Support I, LLC); Series 2007, VRD Incremental Draw RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/35	19,125	19,125,000

Delaware (County of), Pennsylvania Industrial Development Authority (Resource Recovery Facility);
Series 1997 G, Ref. VRD IDR (CEP–General Electric Capital Corp.)	0.16%	12/01/31	6,355	6,355,000

Series 1997 G, Ref. VRD IDR (CEP–General Electric Capital Corp.)	0.16%	12/01/31	8,375	8,375,000

Series 1997 G, Ref. VRD IDR (CEP–General Electric Capital Corp.)	0.16%	12/01/31	8,235	8,235,000

Series 1997 G, Ref. VRD IDR (CEP–General Electric Capital Corp.)	0.16%	12/01/31	7,640	7,640,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	09/01/36	3,945	3,945,000

Delaware (State of) Economic Development Authority (Peninsula United Methodist Homes, Inc.); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(d)	0.13%	05/15/37	7,415	7,415,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	05/01/36	5,000	5,000,000

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	07/01/39	10,100	10,100,000

Denham Springs (City of), Louisiana Economic Development District (Bass Pro Shops);
Series 2007 A, VRD Sales Tax Increment RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	01/01/37	5,060	5,060,000

Series 2007 B, VRD Sales Tax Increment RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	01/01/37	29,850	29,850,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility RB (LOC–PNC Bank, N.A.)(d)	0.23%	11/01/30	1,770	1,770,000

District of Columbia (Hogar Hispano, Inc.); Series 2005, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	03/01/30	15,565	15,565,000

District of Columbia (John F. Kennedy Center for the Performing Arts); Series 2008, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	10/01/29	18,630	18,630,000

District of Columbia (National Association for the Education of Young Children); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	04/01/36	14,390	14,390,000

District of Columbia (The Field School, Inc.); Series 2001 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.18%	07/01/31	13,655	13,655,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	04/01/38	6,000	6,000,000

District of Columbia;
Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(c)(d)	0.20%	01/01/29	17,227	17,227,000

Series 2001 C, VRD Unlimited Tax GO (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	06/01/26	15,570	15,570,000

Series 2002 D, Ref. VRD Unlimited Tax GO (LOC–Wells Fargo Bank, N.A.)(d)	0.20%	07/01/31	36,995	36,995,000

Series 2008 C-1, Ref. VRD Unlimited Tax GO (LOC–TD Bank, N.A.)(d)	0.18%	06/01/27	5,000	5,000,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	06/01/27	78,553	78,553,000

Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(d)	0.14%	08/15/32	5,000	5,000,000

DuPage (County of), Illinois (Benet Academy Capital Building); Series 2000, VRD RB (LOC–Bank of America, N.A.)(c)(d)	0.20%	04/01/30	8,550	8,550,000

Eastern Michigan University Board of Regents; Series 2009 B, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.15%	03/01/49	15,000	15,000,000

Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	11/01/24	10,000	10,000,000

Emmaus (Borough of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.20%	03/01/30	20,000	20,000,000

Energy Northwest (Project No. 3); Series 2003-E, Ref. VRD Electric RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	07/01/17	44,075	44,075,000

Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)	0.18%	12/01/34	5,000	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Erie (City of), Pennsylvania Higher Education Building Authority (Mercyhurst College); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/23	$4,400	$4,400,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	06/01/37	9,565	9,565,000

Florida Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC–Wells Fargo Bank, N.A.)(d)	0.21%	02/01/35	2,595	2,595,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	05/15/31	5,780	5,780,000

Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(d)	0.19%	12/01/28	6,465	6,465,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank N.A.)(d)	0.16%	12/01/21	20,000	20,000,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(d)	0.29%	09/01/41	1,810	1,810,000

Fulton (County of), Georgia Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	04/01/28	3,470	3,470,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/23	4,965	4,965,000

Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)	0.20%	03/01/30	14,845	14,845,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(d)	0.16%	06/01/19	12,035	12,035,000

Green Lake (Township of), Michigan Economic Development Corp. (Interlochen Center For The Arts); Series 2004, Ref. VRD RB (LOC–Harris N.A.)(d)	0.14%	06/01/34	4,300	4,300,000

Gwinnett (County of), Georgia Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC–Bank of America, N.A.)(c)(d)	0.50%	12/01/18	900	900,000

Hamilton (County of), Ohio (Cincinnati Children’s Hospital Medical Center); Series 2007 N, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	05/15/37	10,000	10,000,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	06/01/27	20,897	20,897,000

Hannibal (City of), Missouri Industrial Development Authority (Hannibal Regional Hospital); Series 2007, VRD Health Facilities RB (LOC–Bank of America, N.A.)(d)	0.20%	08/01/27	7,740	7,740,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(d)	0.16%	11/01/25	16,175	16,175,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/24	25,000	25,000,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC–U.S. Bank, N.A.)(d)	0.19%	06/01/14	3,490	3,490,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)	0.17%	08/01/32	7,800	7,800,000

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	01/01/38	3,785	3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2003 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(d)	0.17%	11/15/12	11,145	11,145,000

Series 2005 E, VRD Hospital RB (LOC–Credit Agricole S.A.)(b)(d)	0.19%	11/15/35	8,000	8,000,000

Series 2006 B-3, Ref. VRD Hospital RB (LOC–U.S. Bank, N.A.)(d)	0.15%	11/15/31	42,935	42,935,000

Series 2007 B, VRD Hospital RB (LOC–Harris N.A.)(d)	0.17%	11/15/37	19,015	19,015,000

Houston (City of), Texas Independent School District; Series 2004, VRD Schoolhouse Limited Tax GO (CEP–Texas Permanent School Fund)	0.20%	06/15/31	30,175	30,175,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	10/01/14	4,980	4,980,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Idaho (State of) Health Facilities Authority (Pooled Financing Program); Series 1985, VRD ACES RB (LOC–U.S. Bank, N.A.)(d)	0.20%	10/01/10	$2,700	$2,700,000

Illinois (State of) Development Finance Authority (Chicago Shakespeare Theater); Series 1999, VRD RB (LOC–Bank of America, N.A.)(c)(d)	0.50%	01/01/19	4,100	4,100,000

Illinois (State of) Development Finance Authority (Chinese American Service League); Series 2002, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	08/01/24	3,625	3,625,000

Illinois (State of) Development Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–Bank of America, N.A.)(c)(d)	0.50%	10/01/17	3,750	3,750,000

Illinois (State of) Development Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(c)(d)	0.22%	03/01/22	5,000	5,000,000

Illinois (State of) Development Finance Authority (Village of Oak Park Residence Corp.); Series 2001, VRD RB (LOC–Bank of America, N.A.)(c)(d)	0.20%	07/01/41	13,000	13,000,000

Illinois (State of) Development Finance Authority (Window to the World Communications, Inc.); Series 2000, VRD RB (LOC–Bank of America, N.A.)(d)	0.23%	08/01/15	6,900	6,900,000

Illinois (State of) Educational Facilities Authority (Field Museum of Natural History);
Series 1998, VRD RB (LOC–Bank of America, N.A.)(d)	0.18%	11/01/32	11,900	11,900,000

Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	11/01/34	16,400	16,400,000

Illinois (State of) Educational Facilities Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.21%	06/01/29	3,400	3,400,000

Illinois (State of) Educational Facilities Authority (St. Xavier University); Series 2002 A, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	10/01/32	6,890	6,890,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–Northern Trust Co.)(d)	0.17%	04/01/38	4,200	4,200,000

Illinois (State of) Finance Authority (Commonwealth Edison Co.); Series 2008 D, Ref. VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	03/01/20	7,800	7,800,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	02/01/40	9,900	9,900,000

Series 2009 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	02/01/34	14,500	14,500,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.21%	08/01/28	2,000	2,000,000

Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	07/01/35	15,000	15,000,000

Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	11/15/37	35,800	35,800,000

Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	11/15/37	6,000	6,000,000

Illinois (State of) Finance Authority (Proctor Hospital); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A)(d)	0.17%	01/01/16	8,465	8,465,000

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	04/01/39	7,600	7,600,000

Series 2009 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	04/01/39	17,600	17,600,000

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC–Northern Trust Co.)(d)	0.17%	02/15/33	10,950	10,950,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	08/15/25	10,895	10,895,000

Illinois (State of) Health Facilities Authority (Riverside Health System); Series 1994, VRD RB (LOC–Bank of America, N.A.)(d)	0.19%	11/01/19	5,700	5,700,000

Independence (City of), Missouri Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(d)	0.20%	11/01/27	19,265	19,265,000

Indiana (State of) Finance Authority (Bethel College); Series 2007, VRD Educational Facilities RB (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/32	5,725	5,725,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	08/01/21	$7,550	$7,550,000

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(d)	0.17%	07/01/39	15,000	15,000,000

Indiana (State of) Finance Authority (Parkview Health System Obligated Group); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(d)	0.16%	11/01/39	32,990	32,990,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(d)	0.16%	11/01/37	18,560	18,560,000

Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	11/01/37	5,825	5,825,000

Indiana (State of) Health & Educational Facility Financing Authority (Howard Regional Health System); Series 2005, VRD Hospital RB (LOC–Harris N.A.)(d)	0.14%	01/01/35	9,800	9,800,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals);
Series 2000 A, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/28	7,300	7,300,000

Series 2000 B, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/28	6,075	6,075,000

Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–Federal National Mortgage Association)	0.15%	05/15/38	10,000	10,000,000

Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD Private College Facility RB (LOC–Bank of America, N.A.)(d)	0.20%	02/01/33	5,905	5,905,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2000, VRD Private College Facility RB (LOC–Bank of America, N.A.)(d)	0.15%	11/01/30	20,450	20,450,000

Jackson (City of), Tennessee Energy Authority; Series 2009, Ref. VRD Water System RB (LOC–U.S. Bank, N.A.)(d)	0.15%	12/01/23	19,000	19,000,000

Kalamazoo (City of), Michigan Hospital Finance Authority (Bronson Methodist Hospital); Series 2009 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	05/15/28	35,510	35,510,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	05/01/33	7,750	7,750,000

Lackawanna (County of), Pennsylvania Industrial Development Authority (Scranton Preparatory School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	07/01/36	7,715	7,715,000

Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	06/01/31	29,315	29,315,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Communities); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	12/01/39	10,000	10,000,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(d)	0.19%	08/02/38	2,050	2,050,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(d)	0.16%	03/01/38	10,470	10,470,000

Louisiana (State of); Series 2009 A-1, VRD Gasoline & Fuels Tax Second Lien RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	05/01/43	40,000	40,000,000

Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2002, VRD Auxiliary RB (LOC–BNP Paribas)(b)(d)	0.19%	07/01/32	10,590	10,590,000

Lucas (County of), Ohio (ProMedica Healthcare System);
Series 2008 A, VRD Hospital RB (LOC–UBS AG)(b)(d)	0.18%	11/15/34	44,500	44,500,000

Series 2008 B, VRD Hospital RB (LOC–UBS AG)(b)(d)	0.16%	11/15/40	27,955	27,955,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(d)	0.19%	09/01/28	2,480	2,480,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/26	3,390	3,390,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/14	4,820	4,820,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(d)	0.19%	05/01/27	$4,695	$4,695,000

Manatee (County of), Florida (St. Stephen’s Upper School); Series 2000, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	11/01/25	4,000	4,000,000

Maryland (State of) Department of Housing & Community Development Administration (Park View at Catonsville); Series 2007 B, VRD MFH Development RB (CEP–Federal Home Loan Mortgage Corp.)	0.21%	12/01/37	3,650	3,650,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(d)	0.18%	07/01/33	3,590	3,590,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	04/01/35	7,500	7,500,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	07/01/41	5,000	5,000,000

Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC–TD Bank, N.A.)(d)	0.20%	04/01/28	5,895	5,895,000

Massachusetts (State of) Development Finance Agency (Brooksby Village Inc.); Series 2004, VRD RB (LOC–Bank of America, N.A.)(d)	0.17%	07/01/32	54,670	54,670,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(d)	1.60%	10/01/38	15,745	15,745,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD RB (LOC–TD Bank, N.A.)(d)	0.25%	03/01/39	5,750	5,750,000

Massachusetts (State of) Health & Educational Facilities Authority (Falmouth Assisted Living, Inc.); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(d)	0.25%	11/01/26	3,000	3,000,000

Massachusetts (State of) Health & Educational Facilities Authority (Northeastern University); Series 2008 V, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.23%	10/01/30	3,745	3,745,000

Massachusetts (State of) Housing Finance Agency (Avalon at Crane Brook); Series 2006 A, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.23%	04/01/36	23,335	23,335,000

Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable Bonds (LOC–Bank of America, N.A.)(d)	0.29%	01/01/44	9,308	9,308,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	10/15/42	52,100	52,100,000

Michigan (State of) Higher Education Facilities Authority (Calvin College); Series 2007 A, Ref. VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	09/01/37	5,000	5,000,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	10/15/30	21,235	21,235,000

Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	10/15/30	16,180	16,180,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	10/15/38	34,575	34,575,000

Michigan (State of) Strategic Fund (The Roper School); Series 2002, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(c)(d)	0.50%	05/01/32	3,195	3,195,000

Middletown (City of), Ohio (Atrium Medical Center Obligated Group);
Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	11/15/39	21,000	21,000,000

Series 2008 B, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	11/15/39	19,375	19,375,000

Minneapolis (City of), Minnesota (Fairview Health Services); Series 2008 E, VRD Health Care System RB (LOC–Wells Fargo Bank, N.A.)(d)	0.15%	11/15/47	56,155	56,155,000

Minnesota (State of) Higher Education Facilities Authority (St. Olaf College); Series 2000 Five-H, VRD RB (LOC–Harris N.A.)(d)	0.14%	10/01/30	5,225	5,225,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Assoc. Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.18%	01/01/25	4,650	4,650,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.25%	12/15/29	9,350	9,350,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.20%	04/01/37	$1,500	$1,500,000

Mississippi (State of) Business Finance Corp. (Jackson State University Privatized Student Housing); Series 2002 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	01/01/33	14,500	14,500,000

Mississippi (State of) Business Finance Corp. (Waste Management, Inc.); Series 2007, VRD Solid Waste Disposal RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	07/01/17	4,500	4,500,000

Missouri (State of) Health & Educational Facilities Authority (Bethesda Health Group, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	08/01/41	7,300	7,300,000

Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund–Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC–Bank of America, N.A.)(d)	0.17%	07/01/29	7,645	7,645,000

Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital); Series 2008 A, VRD RB (LOC–UBS AG)(b)(d)	0.19%	05/15/32	15,920	15,920,000

Missouri-Illinois Metropolitan District Bi-State Development Agency (Metrolink Cross County Extension Project); Series 2005 A, VRD Sub. Mass Transit Sales Tax Appropriation Bonds (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	10/01/35	18,000	18,000,000

Mobile (City of), Alabama Downtown Redevelopment Authority (Austral USA, LLC); Series 2009, VRD RB (LOC–Westpac Banking Corp.)(b)(d)	0.18%	09/01/39	7,000	7,000,000

Mobile (City of), Alabama Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.); Series 2010 B, VRD RB (LOC–Deutsche Bank AG)(b)(d)	0.16%	02/01/40	2,995	2,995,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	01/01/36	52,500	52,500,000

Montgomery (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	11/01/38	27,000	27,000,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/38	1,875	1,875,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	08/15/31	2,625	2,625,000

Montgomery (County of), Tennessee Public Building Authority (Tennessee County Loan Pool); Series 1997, VRD Pooled Financing RB (LOC–Bank of America, N.A.)(c)(d)	0.24%	11/01/27	3,900	3,900,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities IDR (LOC–PNC Bank, N.A.)(d)	0.19%	06/01/25	8,500	8,500,000

Morton Grove (Village of), Illinois (Illinois Holocaust Museum & Educational Center); Series 2006, VRD Cultural Facility RB (LOC–Bank of America, N.A.)(d)	0.19%	12/01/41	4,250	4,250,000

Nashville (City of), & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.19%	07/15/36	6,825	6,825,000

New Hampshire (State of) Business Finance Authority (Alice Peck Day Health Systems Obligated Group); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(d)	0.18%	10/01/36	5,380	5,380,000

New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(d)	0.25%	02/01/28	900	900,000

New Jersey (State of) Educational Facilities Authority (Caldwell College); Series 2006 F, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.14%	07/01/32	19,700	19,700,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System Bonds (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	06/15/32	41,000	41,000,000

New Mexico (State of) Educational Assistance Foundation; Sr. Series 2009 A, VRD Education Loan Bonds (LOC–Royal Bank of Canada)(b)(d)	0.23%	11/01/28	3,000	3,000,000

New Mexico (State of) Finance Authority; Subseries 2008 B-2, Ref. VRD Sub. Lien State Transportation RB (LOC–UBS AG)(b)(d)	0.19%	12/15/26	62,000	62,000,000

New York (City of), New York Housing Development Corp. (155 West 21st Street Development); Series 2007 B, VRD Taxable MFH Rental RB (CEP–Federal National Mortgage Association)	0.20%	11/15/37	4,600	4,600,000

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	08/01/36	2,035	2,035,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Norfolk (City of), Virginia Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/34	$9,040	$9,040,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (Norfolk Housing, LLC-The District at ODU); Series 2009, VRD Taxable RB (LOC–Bank of America, N.A.)(d)	0.29%	09/01/39	28,505	28,505,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	04/01/27	3,345	3,345,000

North Carolina (State of) Capital Facilities Finance Agency (Mars Hill College); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	01/15/28	13,770	13,770,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/29	2,360	2,360,000

North Carolina (State of) Capital Facilities Finance Agency (Pfeiffer University); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(d)	0.20%	11/01/26	8,735	8,735,000

North Carolina (State of) Capital Facilities Finance Agency (Shaw University); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(d)	0.20%	10/01/26	9,715	9,715,000

North Carolina (State of) Capital Facilities Finance Agency (The O’Neal School); Series 2007, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	09/01/29	2,400	2,400,000

North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(d)	0.20%	06/01/31	8,385	8,385,000

North Carolina (State of) Educational Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(d)	0.22%	01/01/19	8,325	8,325,000

North Carolina (State of) Educational Facilities Finance Agency (Gardner-Webb University); Series 1997, VRD RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.18%	07/01/17	2,025	2,025,000

North Carolina (State of) Educational Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/17	7,810	7,810,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	11/15/28	11,615	11,615,000

North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	01/01/49	13,000	13,000,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	09/01/34	22,875	22,875,000

Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)	0.26%	11/01/35	2,045	2,045,000

Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(d)	0.23%	12/01/27	14,345	14,345,000

Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(d)	0.28%	12/01/27	270	270,000

Ohio (State of) (Ohio Dominican University); Series 2007, VRD Higher Educational Facility RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	12/01/37	8,940	8,940,000

Ohio (State of) (University Hospitals Health System, Inc.); Series 2008 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.14%	01/15/35	15,130	15,130,000

Ohio (State of) Air Quality Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2005-A, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(d)	0.22%	08/01/33	7,000	7,000,000

Ohio (State of) Higher Educational Facility Commission (Cleveland Institute of Music); Series 2005, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	05/01/30	2,500	2,500,000

Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.19%	11/01/30	8,365	8,365,000

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2005-B, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(d)	0.18%	01/01/34	9,395	9,395,000

Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/16	7,210	7,210,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.16%	08/01/34	25,920	25,920,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–Federal National Mortgage Association)	0.24%	10/15/38	$5,000	$5,000,000

Orlando (City of), & Orange (County of), Florida Expressway Authority; Subseries 2008 B-3, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.15%	07/01/40	71,400	71,400,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(d)	0.18%	07/01/32	19,495	19,495,000

Palm Beach (County of), Florida Housing Finance Authority (Emerald Bay Club Apartment); Series 2004, Ref. VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(d)	0.20%	06/01/30	5,500	5,500,000

Parma (City of), Ohio (PRL Corp.); Series 2006 B, VRD Taxable Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.25%	11/01/30	1,400	1,400,000

Parma (City of), Ohio (The Parma Community General Hospital Association);
Series 2006 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	11/01/29	4,370	4,370,000

Series 2006 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	11/01/30	9,475	9,475,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/30	4,700	4,700,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Messiah College); Series 2001 I-4, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	11/01/31	11,380	11,380,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.19%	05/01/20	2,050	2,050,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Washington & Jefferson College); Series 1999 E-5, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/29	6,100	6,100,000

Pennsylvania (State of) Higher Educational Facilities Authority (Saint Joseph’s University); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(d)	0.16%	11/01/37	2,500	2,500,000

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	02/01/34	6,960	6,960,000

Pennsylvania (State of) Turnpike Commission;
Series 2008 B-1, VRD Turnpike RB (LOC–Bank of America, N.A.)(d)	0.18%	12/01/38	22,075	22,075,000

Series 2008 B-3, VRD Turnpike RB (LOC–Bank of America, N.A.)(d)	0.18%	12/01/38	30,000	30,000,000

Pennsylvania (State of) Upper Dauphin Industrial Development Authority (United Church of Christ Homes, Inc.); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	12/01/26	8,325	8,325,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	10/01/29	4,600	4,600,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/27	23,700	23,700,000

Pitkin (County of), Colorado Industrial Development (Aspen Skiing Co.); Series 1994 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	04/01/16	2,100	2,100,000

Portland (City of), Oregon (The South Park Block); Series 1988 A, Ref. VRD MFH RB (LOC–Harris N.A.)(d)	0.16%	12/01/11	10,750	10,750,000

Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2006 B, Ref. VRD RB (LOC–Bank of America, N.A.)(d)	0.18%	04/01/28	23,310	23,310,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	07/01/26	3,910	3,910,000

R.G. Ray Corp.; Series 2000, VRD Taxable RB (LOC–Bank of America, N.A.)(d)	0.50%	01/01/15	1,580	1,580,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/39	8,165	8,165,000

Reno (City of), Nevada (ReTRAC–Reno Transportation Rail Access Corridor); Series 2008 A, Ref. VRD Sr. Lien Sales Tax RB (LOC–Bank of New York Mellon)(d)	0.14%	06/01/42	11,000	11,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	09/01/37	$9,670	$9,670,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	11/01/27	16,745	16,745,000

Richmond (County of), Georgia Development Authority (MCG Health, Inc.) Series 2008 A, VRD RB (LOC–UBS AG)(b)(d)	0.16%	07/01/37	26,225	26,225,000

Roswell (City of), Georgia Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(c)	0.18%	08/01/24	3,950	3,950,000

Rush Medical Foundation; Series 2006, VRD Sec. Promissory Notes (LOC–U.S. Bank, N.A.)(d)	0.24%	12/01/31	5,400	5,400,000

Saint Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(d)	0.26%	03/01/29	4,800	4,800,000

Series 2009-9 BB, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(d)	0.20%	03/01/29	3,000	3,000,000

Saint Petersburg (City of), Florida Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/33	12,000	12,000,000

Sarasota (County of), Florida (Sarasota Family YMCA, Inc.); Series 1999, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	10/01/21	3,260	3,260,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–Federal National Mortgage Association)	0.19%	06/01/25	2,800	2,800,000

Snohomish (County of), Washington Housing Authority (Autumn Chase Apartments); Series 2005, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/36	6,760	6,760,000

South Carolina (State of) State Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–Federal National Mortgage Association)	0.20%	11/15/35	7,465	7,465,000

South Carolina (State of) Jobs-Economic Development Authority (Porter-Gaud School); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	12/01/33	12,000	12,000,000

South Carolina (State of) Jobs-Economic Development Authority (Republic Services, Inc.); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	04/01/34	7,000	7,000,000

South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.17%	11/01/32	35,950	35,950,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	10/01/28	10,110	10,110,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	03/01/28	8,252	8,252,000

South Carolina (State of) Transportation Infrastructure Bank; Series 2003 B-3, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.16%	10/01/31	60,225	60,225,000

South Dakota (State of) Health & Educational Facilities Authority (Regional Health, Inc.); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	09/01/27	8,500	8,500,000

South Fulton (Region of), Georgia Municipal Regional Water & Sewer Authority; Series 2007, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	01/01/33	9,350	9,350,000

Southeastern Pennsylvania Transportation Authority; Series 2007, Ref. VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	03/01/22	19,075	19,075,000

South Louisiana Port Commission (Occidental Petroleum Corp.); Series 1996, Ref. VRD Port Facilities RB (LOC–Bank of New York Mellon)(d)	0.16%	07/01/18	17,000	17,000,000

St. Charles (County of), Missouri Public Water Supply District No. 2; Series 2005 A, VRD COP (LOC–Bank of America, N.A.)(d)	0.20%	12/01/33	14,070	14,070,000

St. Cloud (City of), Minnesota (CentraCare Health System); Series 2009 A, Ref. VRD Health Care RB (LOC–Bank of Nova Scotia)(b)(d)	0.16%	05/01/42	6,400	6,400,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.19%	06/01/38	10,000	10,000,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(d)	0.16%	11/15/43	12,000	12,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	04/15/27	$9,170	$9,170,000

Steamboat Springs (City of), Colorado Redevelopment Authority (Base Area Redevelopment); Series 2009, Ref. VRD Tax Increment & Improvement RB (LOC–U.S. Bank, N.A.)(d)	0.19%	12/01/29	8,750	8,750,000

Tampa (City of), Florida (Drug Abuse Comprehensive Coordinating Office, Inc.); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	08/01/35	16,325	16,325,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 C-4, Ref. VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/47	20,345	20,345,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Forth Worth Museum of Science & History); Series 2008, VRD Incremental Draw RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.18%	06/01/38	19,000	19,000,000

Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Airport Improvement RB (LOC–Societe Generale)(b)(d)	0.18%	07/01/19	15,400	15,400,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC–Bank of America, N.A.)(d)	0.22%	05/01/42	6,845	6,845,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.23%	07/01/26	40,350	40,350,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(d)	0.18%	09/01/38	17,200	17,200,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	12/01/38	32,500	32,500,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	08/01/35	16,225	16,225,000

Virginia (State of) Small Business Financing Authority (WoodFuels Virginia, LLC); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(d)	0.29%	10/01/24	1,500	1,500,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.21%	06/01/30	28,000	28,000,000

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(d)	0.20%	06/01/18	10,000	10,000,000

Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2009 B, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.16%	08/15/44	13,700	13,700,000

Washington (State of) Health Care Facilities Authority (National Healthcare, Research & Education Finance Corp.); Series 2000, VRD Lease RB (LOC–BNP Paribas)(b)(d)	0.16%	01/01/32	7,500	7,500,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.16%	11/15/39	33,000	33,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(d)	0.15%	10/01/30	21,700	21,700,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.19%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Holly Village Seniors, LP); Series 1999 A, VRD MFH RB (CEP–Federal National Mortgage Association)	0.25%	07/15/32	1,100	1,100,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)	0.21%	07/01/44	8,000	8,000,000

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–Federal National Mortgage Association)	0.22%	09/01/38	2,000	2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.19%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(d)	0.17%	10/01/19	3,375	3,375,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	04/01/43	28,500	28,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(d)	0.17%	01/01/30	$13,775	$13,775,000

Washington (State of) Housing Finance Commission (The Bush School); Series 2006, VRD Non-profit RB (LOC–Bank of America, N.A.)(d)	0.19%	04/01/34	10,370	10,370,000

Washington (State of) Housing Finance Commission (The Hearthstone); Series 2004, Ref. VRD Non-profit RB (LOC–Bank of America, N.A.)(d)	0.25%	12/01/29	4,040	4,040,000

Washington (State of) Housing Finance Commission (YMCA of Greater Seattle Program); Series 2007, VRD Non-profit RB (LOC–Bank of America, N.A.)(d)	0.19%	09/01/37	3,000	3,000,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 C, VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(d)	0.19%	07/01/27	6,285	6,285,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD IDR (LOC–PNC Bank, N.A.)(d)	0.19%	12/01/24	3,625	3,625,000

Winder (City of), Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	11/01/34	15,000	15,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	08/15/34	44,750	44,750,000

Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2006 C, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	04/01/28	12,500	12,500,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.21%	06/01/37	6,900	6,900,000

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.18%	06/01/39	5,000	5,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group); Series 2008 B, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	05/01/33	18,900	18,900,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC–U.S. Bank, N.A.)(d)	0.17%	12/01/33	19,200	19,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.15%	12/01/32	2,485	2,485,000

Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	12/01/24	5,400	5,400,000

Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	12/01/26	5,660	5,660,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	08/01/30	6,000	6,000,000

Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.15%	02/01/34	13,800	13,800,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	05/01/30	21,700	21,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.16%	06/01/39	16,000	16,000,000

				4,166,243,000

Other Variable Rate Demand Notes–2.36%
East Baton Rouge (Parish of), Louisiana (Exxon Corp.); Series 1993, Ref. VRD PCR	0.12%	03/01/22	30,650	30,650,000

Gulf Coast Waste Disposal Authority (Exxon Corp.);
Series 1995, Ref. VRD PCR	0.12%	06/01/20	25,000	25,000,000

Series 2002, VRD Environmental Facilities RB	0.13%	12/01/25	14,210	14,210,000

Harris (County of), Texas Industrial Development Corp., (Exxon Corp.);
Series 1984-B, VRD PCR	0.12%	03/01/24	26,100	26,100,000

Series 1984-B, VRD PCR	0.12%	03/01/24	24,800	24,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Other Variable Rate Demand Notes–(continued)

Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2007 A, VRD Gulf Opportunity Zone IDR	0.12%	12/01/30	$200,900	$200,900,000

Series 2007 B, VRD Gulf Opportunity Zone IDR	0.12%	12/01/30	60,700	60,700,000

Series 2007 C, VRD Gulf Opportunity Zone IDR	0.12%	12/01/30	61,000	61,000,000

University of Texas Board of Regents; Series 2008 B, VRD Financing System RB	0.13%	08/01/16	56,700	56,700,000

Valdez (City of), Alaska (BP Pipelines (Alaska) Inc.); Series 2003 A, Ref. VRD Marine Terminal RB(b)	0.11%	06/01/37	35,200	35,200,000

Valdez (City of), Alaska (Exxon Pipeline Co.); Series 1985, VRD Marine Terminal RB	0.12%	10/01/25	40,900	40,900,000

				576,160,000

Total Variable Rate Demand Notes (Cost $4,742,403,000)				4,742,403,000

Medium-Term Notes–4.70%
BBVA U.S. Senior S.A. Unipersonal, Sr. Unsec. Gtd. Unsub. Floating Rate Bonds(b)(c)(e)	0.30%	03/12/10	144,000	144,004,321

Bear Stearns Cos., Inc. Series B, Sr. Unsec. Unsub. Medium-Term Notes	5.85%	07/19/10	85,960	87,772,777

BP Capital Markets PLC, Sr. Unsec. Gtd. Unsub. Global Notes(b)	4.88%	03/15/10	33,350	33,408,212

European Investment Bank,
Sr. Unsec. Unsub. Global Notes(b)	4.13%	09/15/10	26,700	27,260,766

Sr. Unsec. Unsub. Global Notes(b)	4.63%	09/15/10	216,669	221,534,555

National Australia Bank (United Kingdom) Sr. Unsec. Unsub. Medium-Term Euro Notes(b)	5.13%	03/08/10	50,000	50,048,682

Rabobank Nederland,
Floating Rate Notes(b)(c)(e)	0.25%	03/16/11	50,000	50,000,000

Floating Rate Notes(b)(c)(e)	0.65%	05/19/10	104,700	104,765,197

Sr. Unsec. Putable Floating Rate Medium-Term Global Notes(b)(c)(e)(f)	0.25%	04/07/11	150,000	150,000,000

Royal Bank of Canada, Sr. Unsec. Unsub. Floating Rate Medium-Term Notes(e)	0.28%	06/08/10	104,000	104,022,911

Westpac Banking Corp., Sr. Unsec. Unsub. Floating Rate Deposit Notes(b)(c)(e)	0.29%	03/02/11	175,000	175,000,000

Total Medium-Term Notes (Cost $1,147,817,421)				1,147,817,421

Time Deposits–4.33%
Alliance & Leicester PLC(b)	0.30%	12/25/10	250,000	250,000,000

Barclays Bank PLC (Cayman Islands)(b)	0.10%	03/01/10	408,009	408,009,131

BNP Paribas (Cayman Islands)(b)	0.10%	03/01/10	400,000	400,000,000

Total Time Deposits (Cost $1,058,009,131)				1,058,009,131

U.S. Government Sponsored Agency Securities–1.56%
Federal Home Loan Bank (FHLB)–1.15%
Unsec. Floating Rate Bonds(e)	0.36%	05/12/10	130,000	130,000,000

Unsec. Floating Rate Bonds(e)	0.28%	05/21/10	100,000	100,000,000

Unsec. Floating Rate Bonds(e)	0.32%	06/01/10	50,000	50,000,000

				280,000,000

Federal Home Loan Mortgage Corp. (FHLMC)–0.41%
Unsec. Floating Rate Global Notes(e)	0.15%	07/12/10	100,000	100,000,000

Total U.S. Government Sponsored Agency Securities (Cost $380,000,000)				380,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–95.25% (Cost $23,248,626,001)				23,248,626,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Short-Term Investments Trust

Liquid Assets Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–4.36%(g)
Barclays Capital Inc., Joint agreement dated 02/26/10, aggregate maturing value of $381,550,297 (collateralized by U.S. Government sponsored agency obligations valued at $389,179,888; 0%-5.05%, 08/10/12-02/20/29)	0.12%	03/01/10	$293,040,888	$293,037,958

BNP Paribas Securities Corp., Joint agreement dated 02/26/10, aggregate maturing value $1,430,011,917 (collateralized by U.S. Treasury obligations valued at $1,458,600,048; 0.75%-2.75%, 12/31/10-02/29/16)	0.10%	03/01/10	241,284,102	241,282,091

BNP Paribas Securities Corp., Joint agreement dated 02/26/10, aggregate maturing value $500,005,000 (collateralized by a U.S. Treasury obligation valued at $510,000,016; 3.63%, 08/15/19)	0.12%	03/01/10	239,804,704	239,802,306

Wells Fargo Securities, LLC, Joint agreement dated 02/26/10, aggregate maturing value $1,000,020,000 (collateralized by Corporate obligations valued at $1,050,000,000; 0%-7.88%, 03/01/10-02/12/51)	0.24%	03/01/10	290,005,800	290,000,000

Total Repurchase Agreements (Cost $1,064,122,355)				1,064,122,355

TOTAL INVESTMENTS(h)(i)–99.61% (Cost $24,312,748,356)				24,312,748,356

OTHER ASSETS LESS LIABILITIES–0.39%				94,780,943

NET ASSETS–100.00%				$24,407,529,299

Investment Abbreviations:

ACES	– Automatically Convertible Extendable Security
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
GO	– General Obligation Bonds
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
Unsub.	– Unsubordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 10.49%; United Kingdom: 9.49%; other countries less than 5% each: 19.56%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2010 was $7,298,108,769, which represented 29.90% of the Fund’s Net Assets.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.
(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(g)	Principal amount equals value at period end. See Note 1K.
(h)	Also represents cost for federal income tax purposes.
(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Short-Term Investments Trust

Schedule of Investments

February 28, 2010
(Unaudited)

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–60.73%(a)
Asset-Backed Securities–Consumer Receivables–11.43%
Amsterdam Funding Corp.(b)	0.16%	03/19/10	$50,000	$49,996,000

Amsterdam Funding Corp.(b)	0.17%	04/06/10	76,000	75,987,080

Bryant Park Funding LLC(b)	0.16%	03/17/10	118,250	118,241,591

Sheffield Receivables Corp.(b)	0.18%	04/15/10	106,000	105,976,150

Thunder Bay Funding, LLC(b)	0.18%	04/13/10	60,089	60,076,081

				410,276,902

Asset-Backed Securities–Fully Supported Bank–17.38%
Concord Minutemen Capital Co., LLC–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)	0.40%	04/06/10	170,300	170,231,880

Crown Point Capital Co., LLC–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)	0.40%	04/09/10	66,000	65,971,400

Grampian Funding Ltd./LLC
(CEP–Lloyds TSB Bank PLC)(b)(c)	0.24%	04/06/10	118,000	117,971,680

(CEP–Lloyds TSB Bank PLC)(b)(c)	0.27%	03/05/10	60,000	59,998,200

Lexington Parker Capital Co., LLC
(Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)	0.40%	03/09/10	115,000	114,989,778

(Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)	0.40%	04/09/10	55,000	54,976,166

LMA-Americas LLC (CEP–Credit Agricole S.A.)(b)(c)	0.18%	04/14/10	40,000	39,991,200

				624,130,304

Asset-Backed Securities–Multi-Purpose–10.53%
Atlantic Asset Securitization LLC(b)	0.18%	04/09/10	90,000	89,982,937

Atlantic Asset Securitization LLC(b)	0.18%	04/20/10	75,000	74,981,250

Mont Blanc Capital Corp.(b)(c)	0.17%	03/09/10	40,000	39,998,489

Mont Blanc Capital Corp.(b)(c)	0.17%	03/10/10	50,000	49,997,875

Regency Markets No. 1, LLC(b)(c)	0.18%	03/17/10	65,000	64,994,800

Regency Markets No. 1, LLC(b)(c)	0.18%	03/22/10	58,000	57,993,910

				377,949,261

Asset-Backed Securities–Securities–8.73%
Aspen Funding Corp.(b)	0.18%	03/19/10	70,000	69,993,700

Newport Funding Corp.(b)	0.18%	03/19/10	94,400	94,391,504

Newport Funding Corp.(b)	0.18%	03/22/10	50,000	49,994,750

Solitaire Funding Ltd./LLC(b)(c)	0.20%	03/05/10	50,000	49,998,889

Tempo Finance Ltd./Corp.(b)(c)	0.18%	03/15/10	49,000	48,996,570

				313,375,413

Diversified Banks–2.78%
ING (U.S.) Funding LLC(c)	0.16%	03/05/10	100,000	99,998,222

Integrated Oil & Gas–4.87%
Total Capital S.A.(b)(c)	0.15%	03/15/10	175,000	174,989,792

Life & Health Insurance–5.01%
Metlife Short Term Funding LLC(b)	0.19%	03/02/10	60,000	59,999,683

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Life & Health Insurance–(continued)

Metlife Short Term Funding LLC(b)	0.19%	03/04/10	$50,000	$49,999,208

Metlife Short Term Funding LLC(b)	0.19%	03/24/10	40,000	39,995,145

Metlife Short Term Funding LLC(b)	0.19%	04/01/10	30,000	29,995,092

				179,989,128

Total Commercial Paper (Cost $2,180,709,022)				2,180,709,022

Variable Rate Demand Notes–12.82%(d)
Credit Enhanced–12.82%
Allegheny (County of), Pennsylvania Hospital Development Authority (The Children’s Home of Pittsburgh); Series 2006 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	06/01/35	6,300	6,300,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(b)(e)	0.19%	10/01/25	4,740	4,740,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	12/01/28	5,600	5,600,000

Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.26%	12/15/34	3,130	3,130,000

Butler (County of), Ohio (LifeSphere); Series 2007, VRD Healthcare Facilities Improvement RB (LOC–U.S. Bank, N.A.)(e)	0.19%	05/01/30	3,530	3,530,000

Butler (County of), Pennsylvania General Authority (New Castle Area School District); Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	03/01/29	3,040	3,040,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.16%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.16%	06/01/37	25,800	25,800,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	12/01/39	12,000	12,000,000

Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.20%	06/01/15	3,800	3,800,000

Colorado (State of) Health Facilities Authority (Exempla, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.16%	01/01/39	7,800	7,800,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.20%	03/01/34	8,725	8,725,000

Dutchess (County of), New York Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	10/01/32	2,900	2,900,000

Emmaus (Borough of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.20%	03/01/30	16,400	16,400,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–Federal National Mortgage Association)	0.19%	11/15/35	10,990	10,990,000

Hamilton (County of), Ohio (Drake Center, Inc.); Series 1999 A, VRD Hospital Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.20%	06/01/19	5,475	5,475,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.16%	11/01/25	16,195	16,195,000

Haverford (Township of), Pennsylvania School District; Series 2009, VRD Limited Tax GO (LOC–TD Bank, N.A.)(e)	0.20%	03/01/30	3,000	3,000,000

Illinois (State of) Development Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(e)	0.18%	12/01/28	8,500	8,500,000

Illinois (State of) Development Finance Authority (Museum of Contemporary Art); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A. & Northern Trust Co.)(e)	0.21%	02/01/29	9,100	9,100,000

Indiana (State of) Development Finance Authority (Indiana Historical Society, Inc.); Series 1997, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(b)(e)	0.21%	08/01/31	14,900	14,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	07/15/33	$3,830	$3,830,000

Kansas City (City of), Missouri Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	12/01/32	19,000	19,000,000

Lorain (County of), Ohio (EMH Regional Medical Center); Series 2008, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	11/01/21	5,710	5,710,000

Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing, LLC); Series 2000 A, VRD MFH RB (CEP–Federal National Mortgage Association)	0.26%	04/15/30	4,775	4,775,000

Michigan (State of) Strategic Fund (Evangelical Homes of Michigan); Series 2008, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	05/01/37	9,800	9,800,000

Mississippi (State of) Business Finance Corp. (Petal Gas Storage, LLC); Series 2007, VRD Gulf Opportunity Zone IDR (LOC–Deutsche Bank AG)(c)(e)	0.17%	08/01/34	19,000	19,000,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.17%	12/01/31	28,000	28,000,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.18%	05/01/26	4,300	4,300,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	02/15/34	3,695	3,695,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	01/01/24	34,500	34,500,000

New York (State of) Dormitory Authority (St. John’s University); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	07/01/30	39,000	39,000,000

Northeastern Pennsylvania (Region of) Hospital & Education Authority (Danville Area School District); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	05/01/38	7,000	7,000,000

Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.19%	06/01/23	7,260	7,260,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–Federal National Mortgage Association)	0.24%	10/15/38	5,600	5,600,000

Pell City (City of), Alabama Special Care Facilities Financing Authority (Noland Health Services, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.20%	12/01/39	3,000	3,000,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-J.C. Blair Memorial Hospital); Series 2007 A-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	03/01/19	3,185	3,185,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	05/01/34	3,000	3,000,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(c)(e)	0.20%	03/01/36	11,000	11,000,000

St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(b)(e)	0.39%	10/01/21	6,155	6,155,000

Volusia (County of), Florida Health Facilities Authority (Southwest Volusia Healthcare Corp.); Series 1994 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	11/15/23	10,875	10,875,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.16%	11/15/39	14,000	14,000,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.26%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Panorama City); Series 1997, Ref. VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	01/01/27	6,600	6,600,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.26%	09/15/20	2,880	2,880,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	12/01/36	$11,000	$11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	03/01/36	6,500	6,500,000

Total Variable Rate Demand Notes (Cost $460,455,000)				460,455,000

Certificates of Deposit–4.88%
Royal Bank of Scotland PLC	0.19%	03/15/10	75,000	75,000,000

Royal Bank of Scotland PLC	0.20%	03/19/10	100,000	100,000,000

Total Certificates of Deposit (Cost $175,000,000)				175,000,000

U.S. Government Sponsored Agency Securities–0.56%
Federal Home Loan Bank (FHLB)–0.56%
Unsec. Disc. Notes(a) (Cost $20,000,000)	0.06%	03/01/10	20,000	20,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–78.99% (Cost $2,836,164,022)				2,836,164,022

			Repurchase
			Amount
Repurchase Agreements–21.86%(f)
Banc of America Securities LLC, Joint agreement dated 02/26/10, aggregate maturing value $250,005,417 (collateralized by Corporate and U.S. Government sponsored agency obligations valued at $262,500,000; 0%-5.41%, 11/01/21-09/20/56)	0.26%	03/01/10	180,003,900	180,000,000

BNP Paribas Securities Corp., Joint agreement dated 02/26/10, aggregate maturing value $392,010,453 (collateralized by Corporate, U.S. Government sponsored agency and U.S. Treasury obligations valued at $400,744,150; 0%-7.97%, 01/31/12-08/25/45)(c)	0.32%	03/01/10	180,004,800	180,000,000

Goldman, Sachs & Co., Joint agreement dated 02/26/10, aggregate maturing value $500,004,583 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,213; 0%-3.00%, 08/13/10-06/09/14)	0.11%	03/01/10	255,032,503	255,030,165

Wells Fargo Securities LLC, Joint agreement dated 02/26/10, aggregate maturing value $1,000,020,000 (collateralized by Corporate obligations valued at $1,050,000,000; 0%-7.88%, 03/01/10-02/12/51)	0.24%	03/01/10	170,003,400	170,000,000

Total Repurchase Agreements (Cost $785,030,165)				785,030,165

TOTAL INVESTMENTS(g)(h)–100.85% (Cost $3,621,194,187)				3,621,194,187

OTHER ASSETS LESS LIABILITIES–(0.85)%				(30,521,442)

NET ASSETS–100.00%				$3,590,672,745

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Disc.	– Discounted
GO	– General Obligation Bonds
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2010 was $2,106,505,800, which represented 58.67% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 11.00%; United Kingdom: 9.77%; Netherlands: 6.66%; other countries less than 5% each: 0.84%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Short-Term Investments Trust

STIC Prime Portfolio

(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1K.
(g)	Also represents cost for federal income tax purposes.
(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Bank of America, N.A.	5.0%

BNP Paribas	5.0

MetLife Short Term Funding LLC	5.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Short-Term Investments Trust

Schedule of Investments

February 28, 2010
(Unaudited)

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–45.25%
U.S. Treasury Bills–44.90%(a)
U.S. Treasury Bills	0.24%	03/04/10	$315,000	$314,993,700

U.S. Treasury Bills	0.20%	03/18/10	200,000	199,981,111

U.S. Treasury Bills	0.18%	03/11/10	75,000	74,996,276

U.S. Treasury Bills	0.22%	03/11/10	200,000	199,987,500

U.S. Treasury Bills	0.23%	03/11/10	150,000	149,990,417

U.S. Treasury Bills	0.20%	04/01/10	265,000	264,954,361

U.S. Treasury Bills	0.21%	04/01/10	200,000	199,963,833

U.S. Treasury Bills	0.51%	04/01/10	150,000	149,934,125

U.S. Treasury Bills	0.15%	04/08/10	200,000	199,968,333

U.S. Treasury Bills	0.10%	04/22/10	155,040	155,017,605

U.S. Treasury Bills	0.10%	04/22/10	100,000	99,985,483

U.S. Treasury Bills	0.17%	04/22/10	250,000	249,937,708

U.S. Treasury Bills	0.15%	05/06/10	200,000	199,943,167

U.S. Treasury Bills	0.16%	05/06/10	300,000	299,912,000

U.S. Treasury Bills	0.15%	05/13/10	200,000	199,938,964

U.S. Treasury Bills	0.17%	05/13/10	300,000	299,899,625

U.S. Treasury Bills	0.16%	05/20/10	300,000	299,892,000

U.S. Treasury Bills	0.15%	06/03/10	150,000	149,943,208

U.S. Treasury Bills	0.15%	06/03/10	150,000	149,941,054

U.S. Treasury Bills	0.15%	06/10/10	150,000	149,934,981

U.S. Treasury Bills	0.22%	06/10/10	200,000	199,873,750

U.S. Treasury Bills	0.11%	06/17/10	100,000	99,967,000

U.S. Treasury Bills	0.26%	06/17/10	150,000	149,885,250

U.S. Treasury Bills	0.10%	07/01/10	200,000	199,929,172

U.S. Treasury Bills	0.21%	07/01/10	200,000	199,857,667

U.S. Treasury Bills	0.12%	07/08/10	100,000	99,957,000

U.S. Treasury Bills	0.16%	07/08/10	250,000	249,854,427

U.S. Treasury Bills	0.14%	07/15/10	150,000	149,923,217

U.S. Treasury Bills	0.28%	07/15/10	100,000	99,894,033

U.S. Treasury Bills	0.14%	07/22/10	275,000	274,849,801

U.S. Treasury Bills	0.17%	08/05/10	150,000	149,892,063

U.S. Treasury Bills	0.17%	08/12/10	150,000	149,883,492

U.S. Treasury Bills	0.17%	08/12/10	150,000	149,880,417

U.S. Treasury Bills	0.17%	08/19/10	200,000	199,836,600

U.S. Treasury Bills	0.23%	08/26/10	100,000	99,883,806

U.S. Treasury Bills	0.32%	11/18/10	150,000	149,656,125

U.S. Treasury Bills	0.36%	11/18/10	150,000	149,607,000

U.S. Treasury Bills	0.41%	12/16/10	150,000	149,504,583

U.S. Treasury Bills	0.32%	01/13/11	100,000	99,715,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Short-Term Investments Trust

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Bills–(continued)

U.S. Treasury Bills	0.33%	02/10/11	$100,000	$99,682,833

U.S. Treasury Bills	0.36%	02/10/11	70,000	69,760,828

				7,200,409,640

U.S. Treasury Notes–0.35%
U.S. Treasury Notes	0.88%	02/28/11	55,000	55,250,118

Total U.S. Treasury Securities (Cost $7,255,659,758)				7,255,659,758

TOTAL INVESTMENTS (excluding Repurchase Agreements)–45.25% (Cost $7,255,659,758)				7,255,659,758

			Repurchase
			Amount
Repurchase Agreements–54.76%(b)
Banc of America Securities LLC, Agreement dated 02/26/10, maturing value $450,440,163 (collateralized by U.S. Treasury obligations valued at $459,445,219; 1.38%-1.50%, 07/15/12-11/15/12)	0.10%	03/01/10	450,440,163	450,436,409

Barclays Capital Inc., Agreement dated 02/26/10, maturing value of $300,002,500 (collateralized by U.S. Treasury obligations valued at $306,000,004; 2.00%-4.00%, 09/30/10-08/15/18)	0.10%	03/01/10	300,002,500	300,000,000

Barclays Capital Inc., Agreement dated 02/26/10, maturing value of $500,004,167 (collateralized by U.S. Treasury obligations valued at $510,000,051; 4.13%-4.38%, 08/15/12-08/31/12)	0.10%	03/01/10	500,004,167	500,000,000

Barclays Capital Inc., Term agreement dated 01/20/10, maturing value of $465,085,250 (collateralized by U.S. Treasury obligations valued at $474,300,113; 0.88%-4.00%, 04/30/11-02/15/15)	0.12%	03/16/10	465,085,250	465,000,000

Barclays Capital Inc., Term agreement dated 02/09/10, maturing value of $250,021,389 (collateralized by U.S. Treasury obligations valued at $255,000,009; 1.38%-4.00%, 10/15/12-02/15/15)	0.11%	03/09/10	250,021,389	250,000,000

Barclays Capital Inc., Term agreement dated 02/22/10, maturing value of $500,042,778 (collateralized by U.S. Treasury obligations valued at $510,000,093; 0%-6.13%, 06/17/10-11/15/27)	0.11%	03/22/10	500,042,778	500,000,000

BNP Paribas Securities Corp., Joint agreement dated 02/26/10, aggregate maturing value $1,430,011,917 (collateralized by U.S. Treasury obligations valued at $1,458,600,048; 0.75%-2.75%, 12/31/10-02/29/16)	0.10%	03/01/10	401,057,000	401,053,658

BNP Paribas Securities Corp., Term agreement dated 01/22/10, maturing value $465,075,950 (collateralized by U.S. Treasury obligations valued at $474,300,040; 1.38%-3.63%, 01/15/14-02/15/40)	0.12%	03/12/10	465,075,950	465,000,000

CIBC World Markets Corp., Agreement dated 02/26/10, maturing value $100,000,833 (collateralized by U.S. Treasury obligations valued at $102,010,183; 0.88%-4.63%, 03/31/10-02/15/40)	0.10%	03/01/10	100,000,833	100,000,000

Credit Suisse Securities (USA) LLC, Agreement dated 02/26/10, maturing value $350,002,917 (collateralized by U.S. Treasury obligations valued at $357,001,945; 5.00%-8.13%, 05/15/21-05/15/37)	0.10%	03/01/10	350,002,917	350,000,000

Credit Suisse Securities (USA) LLC, Term agreement dated 01/14/10, maturing value $500,125,000 (collateralized by U.S. Treasury obligations valued at $510,002,028; 3.50%-10.63%, 08/15/15-08/15/39)	0.10%	04/14/10	500,125,000	500,000,000

Deutsche Bank Securities Inc., Agreement dated 02/26/10, maturing value $250,002,083 (collateralized by U.S. Treasury obligations valued at $255,000,052; 0%-2.25%, 06/10/10-01/31/15)	0.10%	03/01/10	250,002,083	250,000,000

Deutsche Bank Securities Inc., Term agreement dated 02/11/10, maturing value $250,023,681 (collateralized by a U.S. Treasury obligation valued at $255,000,019; 2.75%, 02/15/19)	0.11%	03/15/10	250,023,681	250,000,000

HSBC Securities (USA) Inc., Agreement dated 02/26/10, maturing value $1,000,008,333 (collateralized by U.S. Treasury obligations valued at $1,020,003,336; 0%-3.13%, 03/04/10-01/31/17)	0.10%	03/01/10	1,000,008,333	1,000,000,000

HSBC Securities (USA) Inc., Agreement dated 02/26/10, maturing value $300,002,000 (collateralized by U.S. Treasury obligations valued at $306,001,113; 0%-3.88%, 04/15/10-02/15/40)	0.08%	03/01/10	300,002,000	300,000,000

JPMorgan Securities Inc., Agreement dated 02/26/10, maturing value $250,002,083 (collateralized by a U.S. Treasury obligation valued at $255,004,204; 3.63%, 08/15/19)	0.10%	03/01/10	250,002,083	250,000,000

RBC Capital Markets Corp., Agreement dated 02/26/10, maturing value of $350,002,625 (collateralized by U.S. Treasury obligations valued at $357,000,095; 0%, 05/27/10-08/26/10)	0.09%	03/01/10	350,002,625	350,000,000

RBS Securities Inc., Agreement dated 02/26/10, maturing value $750,006,875 (collateralized by U.S. Treasury obligations valued at $765,001,902; 1.38%-4.50%, 07/15/12-02/15/39)	0.11%	03/01/10	750,006,875	750,000,000

Societe Generale, Agreement dated 02/26/10, maturing value $750,006,250 (collateralized by U.S. Treasury obligations valued at $765,000,061; 0%-8.75%, 03/18/10-05/15/38)	0.10%	03/01/10	750,006,250	750,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Short-Term Investments Trust

Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)

UBS Securities LLC, Term agreement dated 02/08/10, maturing value $350,037,917 (collateralized by a U.S. Treasury obligation valued at $357,000,705; 3.25%, 12/31/16)	0.13%	03/11/10	$350,037,917	$350,000,000

Wells Fargo Securities, LLC, Agreement dated 02/26/10, maturing value $250,002,083 (collateralized by U.S. Treasury obligations valued at $255,000,025; 1.00%-6.00%, 12/31/11-02/15/26)	0.10%	03/01/10	250,002,083	250,000,000

Total Repurchase Agreements (Cost $8,781,490,067)				8,781,490,067

TOTAL INVESTMENTS(c)–100.01% (Cost $16,037,149,825)				16,037,149,825

OTHER ASSETS LESS LIABILITIES–(0.01)%				(808,214)

NET ASSETS–100.00%				$16,036,341,611

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1K.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Short-Term Investments Trust

Schedule of Investments

February 28, 2010
(Unaudited)

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–48.43%
Federal Farm Credit Bank (FFCB)–4.29%
Disc. Notes(a)	0.50%	03/30/10	$60,000	$59,975,833

Floating Rate Bonds(b)	0.12%	08/17/10	150,000	149,996,472

Floating Rate Bonds(b)	0.17%	11/17/10	100,000	100,000,474

Floating Rate Bonds(b)	0.17%	04/14/11	60,000	59,986,339

Floating Rate Bonds(b)	0.16%	12/16/11	75,000	74,996,635

Unsec. Floating Rate Bonds(b)	0.15%	07/13/10	25,000	25,000,000

				469,955,753

Federal Home Loan Bank (FHLB)–13.85%
Unsec. Bonds	0.92%	04/09/10	60,000	60,026,275

Unsec. Bonds	0.55%	06/03/10	25,000	25,000,000

Unsec. Bonds	0.55%	06/04/10	110,000	110,087,871

Unsec. Bonds	0.55%	06/10/10	55,000	54,982,041

Unsec. Disc. Notes(a)	1.04%	03/03/10	50,000	49,997,111

Unsec. Disc. Notes(a)	0.17%	04/26/10	115,000	114,968,695

Unsec. Disc. Notes(a)	0.48%	05/05/10	80,000	79,930,667

Unsec. Floating Rate Bonds(b)	0.80%	03/19/10	150,000	149,998,505

Unsec. Floating Rate Bonds(b)	0.26%	05/28/10	50,000	50,017,448

Unsec. Floating Rate Bonds(b)	0.62%	11/08/10	25,000	25,084,850

Unsec. Floating Rate Bonds(b)	0.14%	11/18/10	125,000	124,966,064

Unsec. Floating Rate Bonds(b)	0.12%	05/16/11	125,000	124,984,611

Unsec. Floating Rate Bonds(b)	0.25%	05/25/11	150,000	150,000,000

Unsec. Floating Rate Bonds(b)	0.15%	05/26/11	75,000	75,000,000

Unsec. Floating Rate Global Bonds(b)	0.10%	07/09/10	25,000	24,995,692

Unsec. Floating Rate Global Bonds(b)	0.25%	06/21/11	150,000	149,960,811

Unsec. Global Bonds	0.50%	10/19/10	80,000	79,997,159

Unsec. Global Bonds	3.38%	10/20/10	65,000	66,246,020

				1,516,243,820

Federal Home Loan Mortgage Corp. (FHLMC)–17.64%
Global Notes	2.38%	05/28/10	100,000	100,518,364

Unsec. Disc. Notes(a)	0.26%	03/01/10	80,000	80,000,000

Unsec. Disc. Notes(a)	0.24%	03/08/10	100,000	99,995,333

Unsec. Disc. Notes(a)	0.26%	03/15/10	125,000	124,987,361

Unsec. Disc. Notes(a)	0.26%	03/22/10	100,000	99,984,833

Unsec. Disc. Notes(a)	0.29%	04/15/10	100,000	99,963,750

Unsec. Disc. Notes(a)	0.21%	04/19/10	75,000	74,978,562

Unsec. Disc. Notes(a)	0.22%	04/20/10	75,000	74,977,083

Unsec. Disc. Notes(a)	0.17%	04/26/10	100,000	99,973,556

Unsec. Disc. Notes(a)	0.18%	05/11/10	75,000	74,973,375

Unsec. Disc. Notes(a)	0.43%	05/17/10	95,000	94,911,610

Unsec. Disc. Notes(a)	0.21%	05/18/10	110,000	109,949,950

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Unsec. Disc. Notes(a)	0.19%	05/24/10	$70,000	$69,968,967

Unsec. Disc. Notes(a)	0.22%	05/25/10	100,000	99,948,056

Unsec. Disc. Notes(a)	0.25%	06/21/10	115,000	114,910,556

Unsec. Disc. Notes(a)	0.18%	07/08/10	100,000	99,937,292

Unsec. Disc. Notes(a)	0.19%	07/13/10	30,000	29,978,783

Unsec. Disc. Notes(a)	0.25%	09/14/10	97,545	97,411,553

Unsec. Floating Rate Global Notes(b)	0.15%	07/12/10	100,000	100,000,000

Unsec. Floating Rate Global Notes(b)	0.16%	05/04/11	60,000	59,985,885

Unsec. Floating Rate MTN(b)	0.33%	03/09/11	30,000	30,040,554

Unsec. Floating Rate MTN(b)	0.18%	08/05/11	60,000	60,002,938

Unsec. Global MTN	3.25%	07/16/10	33,775	34,165,365

				1,931,563,726

Federal National Mortgage Association (FNMA)–12.65%
Unsec. Disc. Notes(a)	0.13%	03/05/10	100,000	99,998,556

Unsec. Disc. Notes(a)	0.16%	04/06/10	100,000	99,984,000

Unsec. Disc. Notes(a)	0.18%	05/05/10	115,000	114,962,625

Unsec. Disc. Notes(a)	0.16%	05/12/10	118,052	118,014,223

Unsec. Disc. Notes(a)	0.19%	05/25/10	80,000	79,964,111

Unsec. Disc. Notes(a)	0.25%	07/19/10	50,000	49,951,389

Unsec. Disc. Notes(a)	0.21%	08/09/10	100,000	99,906,083

Unsec. Disc. Notes(a)	0.25%	08/16/10	50,000	49,941,667

Unsec. Disc. Notes(a)	0.27%	08/16/10	75,000	74,905,500

Unsec. Disc. Notes(a)	0.26%	08/25/10	50,000	49,936,083

Unsec. Disc. Notes(a)	0.31%	10/01/10	40,000	39,926,289

Unsec. Disc. Notes(a)	0.30%	11/15/10	75,000	74,838,125

Unsec. Disc. Notes(a)	0.42%	12/01/10	47,630	47,476,823

Unsec. Disc. Notes(a)	0.43%	12/01/10	70,000	69,770,069

Unsec. Disc. Notes(a)	0.35%	01/03/11	75,000	74,775,417

Unsec. Disc. Notes(a)	0.36%	01/18/11	75,000	74,757,750

Unsec. Floating Rate Global Notes(b)	0.14%	07/13/10	60,000	59,992,401

Unsec. Global Notes	2.50%	04/09/10	75,000	75,184,258

Unsec. Global Notes	3.00%	07/12/10	30,000	30,301,506

				1,384,586,875

Total U.S. Government Sponsored Agency Securities (Cost $5,302,350,174)				5,302,350,174

U.S. Treasury Securities–4.97%(a)
U.S. Treasury Bills	0.21%	04/01/10	200,000	199,963,833

U.S. Treasury Bills	0.45%	06/03/10	70,000	69,917,750

U.S. Treasury Bills	0.52%	06/03/10	50,000	49,932,111

U.S. Treasury Bills	0.26%	06/17/10	100,000	99,923,500

U.S. Treasury Bills	0.32%	11/18/10	75,000	74,828,063

U.S. Treasury Bills	0.32%	01/13/11	50,000	49,857,563

Total U.S. Treasury Securities (Cost $544,422,820)				544,422,820

TOTAL INVESTMENTS (excluding Repurchase Agreements)–53.40% (Cost $5,846,772,994)				5,846,772,994

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–46.80%(c)
Banc of America Securities LLC, Joint agreement dated 02/26/10, aggregate maturing value $500,004,583 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,009; 0%-6.63%, 11/26/10-11/15/30)	0.11%	03/01/10	$430,003,942	$430,000,000

Barclays Capital Inc., Term joint agreement dated 02/22/10, aggregate maturing value $500,046,667 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,504; 0%, 01/15/11-04/15/30)	0.12%	03/22/10	450,042,000	450,000,000

BNP Paribas Securities Corp., Joint agreement dated 02/26/10, aggregate maturing value $1,430,011,917 (collateralized by U.S. Treasury obligations valued at $1,458,600,048; 0.75%-2.75%, 12/31/10-02/29/16)	0.10%	03/01/10	269,575,867	269,573,620

BNP Paribas Securities Corp., Term joint agreement dated 01/15/10, aggregate maturing value $500,137,500 (collateralized by U.S. Government sponsored agency obligations valued at $510,045,075; 0%-7.13%, 03/22/10-02/09/40)	0.11%	04/15/10	450,123,750	450,000,000

BNP Paribas Securities Corp., Term joint agreement dated 01/22/10, aggregate maturing value $500,088,472 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,050; 0%-10.70%, 03/01/10-01/15/48)	0.13%	03/12/10	450,079,625	450,000,000

Credit Suisse Securities (USA) LLC, Agreement dated 02/26/10, maturing value $250,002,292 (collateralized by U.S. Treasury obligations valued at $255,000,121; 1.00%-5.75%, 05/15/10-02/15/36)	0.11%	03/01/10	250,002,292	250,000,000

Credit Suisse Securities (USA) LLC, Term joint agreement dated 01/14/10, aggregate maturing value $500,137,500 (collateralized by U.S. Government sponsored agency and U.S. Treasury obligations valued at $510,000,934; 4.50%, 03/01/10-02/15/36)	0.11%	04/14/10	450,123,750	450,000,000

Deutsche Bank Securities Inc., Joint agreement dated 02/26/10, aggregate maturing value $250,002,292 (collateralized by U.S. Government sponsored agency obligations valued at $255,002,832; 0%-1.84%, 08/23/10-02/01/13)	0.11%	03/01/10	180,001,650	180,000,000

Deutsche Bank Securities Inc., Term agreement dated 02/11/10, maturing value $250,025,833 (collateralized by a U.S. Government sponsored agency obligation valued at $255,000,619; 0%, 08/11/11)	0.12%	03/15/10	250,025,833	250,000,000

Goldman, Sachs & Co., Joint agreement dated 02/26/10, aggregate maturing value $500,004,583 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,213; 0%-3.00%, 08/13/10-06/09/14)	0.11%	03/01/10	244,972,080	244,969,835

HSBC Securities (USA) Inc., Joint agreement dated 02/26/10, aggregate maturing value $250,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $255,003,635; 0%-10.70%, 03/26/10-04/15/30)	0.12%	03/01/10	150,001,500	150,000,000

RBC Capital Markets Corp., Joint agreement dated 02/26/10, aggregate maturing value $250,002,292 (collateralized by U.S. Government sponsored agency obligations valued at $255,001,178; 0%-8.95%, 03/04/10-04/15/42)	0.11%	03/01/10	50,000,458	50,000,000

Societe Generale, Agreement dated 02/26/10, maturing value $750,007,500 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,222; 0%-6.00%, 03/02/10-04/18/36)	0.12%	03/01/10	750,007,500	750,000,000

Wells Fargo Securities, LLC, Agreement dated 02/26/10, maturing value $750,007,500 (collateralized by U.S. Government sponsored agency and U.S. Treasury obligations valued at $765,000,003; 0%-6.63%, 03/01/10-04/15/32)	0.12%	03/01/10	750,007,500	750,000,000

Total Repurchase Agreements (Cost $5,124,543,455)				5,124,543,455

TOTAL INVESTMENTS(d)–100.20% (Cost $10,971,316,449)				10,971,316,449

OTHER ASSETS LESS LIABILITIES–(0.20)%				(22,309,014)

NET ASSETS–100.00%				$10,949,007,435

Investment Abbreviations:

Disc.	– Discounted
MTN	– Medium-Term Notes
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.
(c)	Principal amount equals value at period end. See Note 1K.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Short-Term Investments Trust

Schedule of Investments

February 28, 2010
(Unaudited)

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–93.54%
Federal Farm Credit Bank (FFCB)–10.89%
Disc. Notes(a)	0.10%	03/19/10	$6,146	$6,145,693

Disc. Notes(a)	0.50%	03/30/10	5,000	4,997,986

Floating Rate Bonds(b)	0.22%	04/27/10	10,000	10,001,430

Floating Rate Bonds(b)	0.21%	08/04/10	5,000	4,994,408

Floating Rate Bonds(b)	0.12%	08/17/10	10,000	9,999,765

Floating Rate Bonds(b)	0.17%	04/14/11	5,000	4,998,862

Unsec. Floating Rate Bonds(b)	0.15%	07/13/10	10,000	10,000,000

				51,138,144

Federal Home Loan Bank (FHLB)–82.65%
Unsec. Bonds	0.92%	04/09/10	5,000	5,002,190

Unsec. Bonds	0.80%	05/17/10	7,000	7,007,960

Unsec. Bonds	0.55%	06/04/10	3,000	3,002,396

Unsec. Bonds	0.55%	06/10/10	5,000	4,998,367

Unsec. Bonds	5.25%	06/11/10	3,280	3,325,587

Unsec. Disc. Notes(a)	0.06%	03/01/10	80,000	80,000,000

Unsec. Disc. Notes(a)	0.10%	03/03/10	7,000	6,999,961

Unsec. Disc. Notes(a)	0.10%	03/10/10	25,000	24,999,375

Unsec. Disc. Notes(a)	0.11%	03/12/10	20,000	19,999,328

Unsec. Disc. Notes(a)	0.07%	03/19/10	15,250	15,249,466

Unsec. Disc. Notes(a)	0.08%	03/24/10	35,000	34,998,211

Unsec. Disc. Notes(a)	0.09%	04/01/10	15,650	15,648,787

Unsec. Disc. Notes(a)	0.12%	04/05/10	15,000	14,998,250

Unsec. Disc. Notes(a)	0.09%	04/07/10	12,500	12,498,844

Unsec. Disc. Notes(a)	0.11%	04/14/10	17,000	16,997,714

Unsec. Disc. Notes(a)	0.17%	04/26/10	8,966	8,963,559

Unsec. Disc. Notes(a)	0.11%	04/28/10	9,000	8,998,405

Unsec. Disc. Notes(a)	0.20%	06/01/10	4,800	4,797,485

Unsec. Disc. Notes(a)	0.20%	06/15/10	3,500	3,497,939

Unsec. Disc. Notes(a)	0.19%	07/07/10	17,250	17,238,347

Unsec. Floating Rate Bonds(b)	0.26%	05/28/10	27,500	27,509,597

Unsec. Floating Rate Bonds(b)	0.04%	10/22/10	10,000	9,993,058

Unsec. Floating Rate Bonds(b)	0.62%	11/08/10	10,000	10,033,940

Unsec. Floating Rate Bonds(b)	0.12%	05/16/11	10,000	9,998,769

Unsec. Floating Rate Bonds(b)	0.25%	05/25/11	5,000	5,000,000

Unsec. Floating Rate Bonds(b)	0.15%	05/26/11	1,500	1,499,437

Unsec. Floating Rate Global Bonds(b)	0.10%	07/09/10	5,040	5,039,132

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Floating Rate Bonds(b)	0.24%	07/09/10	$5,000	$5,002,172

Unsec. Global Bonds	3.38%	10/20/10	4,790	4,881,822

				388,180,098

Total U.S. Government Sponsored Agency Securities (Cost $439,318,242)				439,318,242

U.S. Treasury Securities–8.35%(a)
U.S. Treasury Bills	0.21%	03/18/10	14,260	14,258,586

U.S. Treasury Bills	0.16%	05/06/10	10,000	9,997,067

U.S. Treasury Bills	0.45%	06/03/10	5,000	4,994,125

U.S. Treasury Bills	0.26%	06/17/10	5,000	4,996,175

U.S. Treasury Bills	0.36%	02/10/11	5,000	4,982,916

Total U.S. Treasury Securities (Cost $39,228,869)				39,228,869

TOTAL INVESTMENTS(c)–101.89% (Cost $478,547,111)				478,547,111

OTHER ASSETS LESS LIABILITIES–(1.89)%				(8,877,368)

NET ASSETS–100.00%				$469,669,743

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Short-Term Investments Trust

Schedule of Investments

February 28, 2010
(Unaudited)

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–96.71%
Arizona–1.95%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(a)(b)(c)	0.28%	08/01/15	$7,485	$7,485,000

Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	12/01/37	14,000	14,000,000

				21,485,000

Colorado–5.85%
Adams (County of) (Hunters Cove); Series 1985 A, VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(a)(b)	0.21%	01/15/14	6,350	6,350,000

Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	07/01/34	2,565	2,565,000

Colorado (State of) Educational Loan Program; Series 2010 A, TRAN	1.50%	08/12/10	9,000	9,049,411

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2004 B, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	11/15/34	8,500	8,500,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.25%	11/01/28	3,710	3,710,000

Colorado (State of); Series 2009 A, General Fund TRAN	2.00%	06/25/10	5,000	5,024,650

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	07/01/21	4,880	4,880,000

El Paso (County of) (Briarglen Apartments); Series 1994, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(a)	0.22%	12/01/24	1,000	1,000,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	12/01/38	2,135	2,135,000

Mesa (County of) (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	12/01/26	6,750	6,750,000

Pitkin (County of) (Centennial-Aspen II LP); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(d)	0.25%	12/01/24	5,235	5,235,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(d)	0.25%	12/01/23	2,440	2,440,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(d)(e)	0.20%	12/01/30	6,900	6,900,000

				64,539,061

Florida–3.08%
Florida (State of) Development Finance Corp. (The Wellness Community-Southwest Florida, Inc.); Series 2009, VRD IDR (LOC–Harris N.A.)(a)(d)	0.20%	08/01/34	5,500	5,500,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–Federal Home Loan Mortgage Corp.)(a)	0.22%	11/01/32	1,920	1,920,000

Hillsborough (County of) Industrial Development Authority (Tampa Metropolitan Area YMCA); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.22%	03/01/25	4,450	4,450,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.27%	06/01/22	9,735	9,735,000

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(b)(c)	0.20%	04/01/17	2,275	2,275,000

Manatee (County of) (St. Stephen’s Upper School); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.20%	11/01/25	1,500	1,500,000

Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	10/15/32	1,125	1,125,000

Miami-Dade (County of) Educational Facilities Authority (Carlos Albizu University); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.25%	12/01/25	1,800	1,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Miami-Dade (County of) Industrial Development Authority (Gulliver Schools); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.22%	09/01/29	$2,450	$2,450,000

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	04/01/20	3,225	3,225,000

				33,980,000

Georgia–1.46%
Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.19%	09/01/25	9,090	9,090,000

Fulton (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)(d)	0.28%	08/01/21	3,130	3,130,000

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	11/15/32	3,920	3,920,000

				16,140,000

Illinois–23.43%
Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	06/01/36	7,870	7,870,000

Illinois (State of) Development Finance Authority (Aurora Central Catholic High School); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.25%	04/01/24	4,370	4,370,000

Illinois (State of) Development Finance Authority (Fenwick High School); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	03/01/32	11,800	11,800,000

Illinois (State of) Development Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America N.A. & JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.21%	08/01/30	4,700	4,700,000

Illinois (State of) Development Finance Authority (Little City Foundation); Series 1994, VRD Special Facility RB (LOC–Bank of America, N.A.)(a)(d)	0.30%	02/01/19	3,395	3,395,000

Illinois (State of) Development Finance Authority (Museum of Contemporary Art); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A. & Northern Trust Co.)(a)(d)	0.21%	02/01/29	27,200	27,200,000

Illinois (State of) Development Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	06/01/37	7,975	7,975,000

Illinois (State of) Development Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.21%	06/01/17	3,245	3,245,000

Illinois (State of) Development Finance Authority (Rosecrance Inc.); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	10/01/24	3,770	3,770,000

Illinois (State of) Development Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.25%	06/01/32	1,500	1,500,000

Illinois (State of) Development Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–Harris N.A.)(a)(d)	0.20%	10/01/33	5,600	5,600,000

Illinois (State of) Development Finance Authority (West Central Illinois Educational Telecommunications Corp.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.30%	09/01/32	3,320	3,320,000

Illinois (State of) Development Finance Authority (Westside Health Authority); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	12/01/29	2,550	2,550,000

Illinois (State of) Development Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC–Harris N.A.)(a)(d)	0.21%	06/01/29	8,400	8,400,000

Illinois (State of) Educational Facilities Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.21%	03/01/28	1,300	1,300,000

Illinois (State of) Educational Facilities Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.21%	01/01/26	8,100	8,100,000

Illinois (State of) Finance Authority (Advocate Health Care Network);
Series 2008 A-1, VRD RB(a)	0.37%	11/01/30	3,000	3,000,000

Series 2008 A-2, VRD RB(a)	0.35%	11/01/30	3,300	3,300,000

Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 B-2, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.21%	09/01/38	1,800	1,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	03/01/36	$3,735	$3,735,000

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–Harris N.A.)(a)(d)	0.20%	02/01/42	12,500	12,500,000

Illinois (State of) Finance Authority (Jewish Charities Revenue Anticipation Notes Program); Series 2009 A, VRD RB (LOC– Harris N.A.)(a)(b)(d)	0.20%	06/30/10	7,185	7,185,000

Illinois (State of) Finance Authority (Joan W. & Irving B. Harris Theater for Music and Dance); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.30%	03/01/40	3,250	3,250,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 B, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	08/01/35	7,490	7,490,000

Illinois (State of) Finance Authority (Northwestern University); Series 2008 B, VRD RB(a)	0.32%	12/01/46	6,700	6,700,000

Illinois (State of) Finance Authority (Provena Health);
Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	08/15/44	20,000	20,000,000

Series 2009 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	08/15/44	12,500	12,500,000

Illinois (State of) Finance Authority (St. Xavier University); Series 2006, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.30%	10/01/40	4,000	4,000,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–Harris N.A.)(a)(d)	0.21%	06/01/34	9,500	9,500,000

Illinois (State of) Health Facilities Authority (Memorial Medical Center); Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.24%	01/01/16	9,430	9,430,000

Illinois (State of) Health Facilities Authority (Peace Memorial Ministries); Series 2003 B, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.23%	08/15/33	8,965	8,965,000

Illinois (State of) Health Facilities Authority (Revolving Fund Pooled Financing Program);
Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	08/01/15	18,050	18,050,000

Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	08/01/15	6,450	6,450,000

Naperville (City of) (DuPage Children’s Museum); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	06/01/30	6,200	6,200,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	01/15/22	9,500	9,500,000

				258,650,000

Indiana–4.40%
Dearborn (County of) (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	04/01/36	7,450	7,450,000

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development and Improvement RB (LOC–PNC Bank, N.A.)(a)(d)	0.28%	08/01/37	1,950	1,950,000

Indiana (State of) Development Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	02/01/24	8,700	8,700,000

Indiana (State of) Development Finance Authority (Indiana Historical Society, Inc.); Series 1996, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.21%	08/01/31	2,700	2,700,000

Indiana (State of) Development Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	02/01/39	6,400	6,400,000

Indiana (State of) Educational Facilities Authority (Marian College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	04/01/24	3,470	3,470,000

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.24%	12/01/23	3,850	3,850,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	07/01/27	8,000	8,000,000

Indianapolis Local Public Improvement Bond Bank; Series 2010 B, RN	0.37%	08/06/10	6,000	6,000,000

				48,520,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Iowa–0.27%
Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC–U.S. Bank, N.A.)(a)(d)	0.25%	10/01/32	$935	$935,000

West Des Moines (City of); Series 2009 B, Unlimited Tax GO	2.50%	06/01/10	2,000	2,010,338

				2,945,338

Kansas–0.66%
Olathe (City of) (YMCA of Greater Kansas City); Series 2002 B, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.25%	11/01/18	2,235	2,235,000

Olathe (City of); Series 2009 B, Unlimited Tax GO Temporary Notes	1.50%	06/01/10	5,000	5,014,110

				7,249,110

Kentucky–0.25%
Breckinridge (County of) (Kentucky Association of Counties Leasing Trust);
Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(d)	0.19%	12/01/29	1,495	1,495,000

Series 2001 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(d)	0.19%	02/01/31	1,250	1,250,000

				2,745,000

Maryland–2.96%
Baltimore (County of) (Blue Circle Inc.); Series 1992, Ref. VRD Economic Development RB (LOC–BNP Paribas)(a)(d)(e)	0.21%	12/01/17	7,900	7,900,000

Baltimore (County of) (Metropolitan District); Series 2008, Commercial Paper BAN	0.21%	04/06/10	19,400	19,400,000

Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.19%	07/01/33	5,395	5,395,000

				32,695,000

Massachusetts–2.23%
Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.20%	09/01/38	4,900	4,900,000

Massachusetts (State of) Development Finance Agency (MassDevelopment CP Program 5); Series 2007, Commercial Paper RN (LOC–TD Bank, N.A.)(d)	0.28%	04/01/10	13,423	13,423,000

Massachusetts (State of) Health & Educational Facilities Authority (Community Health Center Capital Fund); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.20%	03/01/15	1,315	1,315,000

Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.19%	07/01/38	5,000	5,000,000

				24,638,000

Michigan–2.67%
Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–Federal National Mortgage Association)(a)	0.22%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	09/01/25	1,510	1,510,000

Saline (City of) Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	11/01/25	9,600	9,600,000

Southfield (City of) Economic Development Corp. (Lawrence Technological University);
Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	02/01/35	5,315	5,315,000

Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	10/01/31	5,405	5,405,000

Walled Lake (City of) Consolidated School District; Series 2000, School Building & Site Unlimited Tax GO(f)(g)	5.13%	05/01/10	6,000	6,047,298

				29,492,298

Minnesota–1.69%
Coon Rapids (City of) (The Health Central System Project); Series 1985, VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.30%	08/01/15	2,900	2,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota–(continued)

Dakota (County of) Community Development Agency (Catholic Finance Corp.-Faithful Shepherd School); Series 2002, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	01/01/12	$1,200	$1,200,000

Minnesota (State of) Independent School District No. 14 (Fridley); Series 2009 B, Aid Anticipation Ctfs. Of Indebtedness Unlimited Tax GO	1.25%	09/30/10	4,000	4,014,606

Minnesota (State of) Independent School District No. 316 (The Greenway Schools); Series 2009 A, Aid Anticipation Ctfs. Of Indebtedness Unlimited Tax GO	1.50%	09/10/10	3,000	3,014,182

Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program);
Series 2009, COP	2.00%	09/10/10	1,500	1,511,664

Series 2009 B, COP	2.00%	09/10/10	6,000	6,053,729

				18,694,181

Mississippi–2.68%
Jackson (County of); Series 1994, Ref. VRD Water System Unlimited Tax GO (CEP–Chevron Corp.)(a)	0.25%	11/01/24	8,440	8,440,000

Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (CEP–Federal Home Loan Bank of Dallas)(a)	0.19%	05/01/35	5,500	5,500,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(a)(d)	0.17%	12/01/31	14,000	14,000,000

Mississippi (State of) Development Bank (Harrison (County of)); Series 2008 A-1, Ref. VRD Special GO (LOC–Bank of America, N.A.)(a)(d)	0.50%	10/01/17	1,610	1,610,000

				29,550,000

Missouri–3.12%
Missouri (State of) Health & Educational Facilities Authority (Academie Lafayette); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	02/01/28	1,340	1,340,000

Missouri (State of) Health & Educational Facilities Authority (Ascension Health Senior Credit Group); Series 2008 C-5, VRD RB(a)	0.39%	11/15/26	2,000	2,000,000

Missouri (State of) Health & Educational Facilities Authority (St. John Vianney High School); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.30%	04/01/30	2,100	2,100,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.25%	12/01/27	14,500	14,500,000

St. Charles (County of) Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	04/15/27	5,600	5,600,000

St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.24%	12/01/15	3,950	3,950,000

St. Louis (County of) Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	04/15/27	4,970	4,970,000

				34,460,000

New Hampshire–2.55%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.28%	06/01/28	2,500	2,500,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.21%	01/01/18	17,515	17,515,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.20%	09/01/37	4,180	4,180,000

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.20%	07/01/38	3,985	3,985,000

				28,180,000

New Mexico–0.91%
Bernalillo (County of); Series 2009, TRAN	2.50%	06/30/10	10,000	10,066,633

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–0.59%
Suffolk (County of); Series 2009, Unlimited Tax GO TAN	2.00%	08/12/10	$6,500	$6,548,405

North Carolina–3.63%
North Carolina (State of) Capital Facilities Finance Agency (Gardner-Webb University); Series 2003, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	07/01/23	5,570	5,570,000

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.19%	09/01/27	5,180	5,180,000

North Carolina (State of) Capital Facilities Finance Agency (The YMCA of Greater Charlotte); Series 2007 B, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.19%	04/01/29	6,400	6,400,000

North Carolina (State of) Educational Facilities Finance Agency (Cardinal Gibbons High School); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	08/01/14	3,280	3,280,000

North Carolina (State of) Housing Finance Agency (The Masonic Home for Children at Oxford); Series 2002, VRD Housing Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.28%	08/01/23	3,805	3,805,000

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	02/01/28	3,600	3,600,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.18%	12/01/36	10,100	10,100,000

Rowan (County of) Industrial Facilities & Pollution Control Financing Authority (YMCA of Rowan County); Series 2002, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	03/01/22	2,185	2,185,000

				40,120,000

Ohio–2.38%
Butler (County of) (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	06/01/35	9,485	9,485,000

Dublin (City of) City School District; Series 2009, School Construction Unlimited Tax GO BAN	1.00%	10/14/10	2,000	2,004,939

Lake (County of) (Lake Hospital System, Inc.); Series 2002, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.36%	12/01/32	9,830	9,830,000

Vandalia (City of) -Butler (Township of) City School District;
Series 2009 A, School Improvement Unlimited Tax GO BAN	1.50%	03/01/10	2,000	2,000,000

Series 2009 B, School Improvement Unlimited Tax GO BAN	1.50%	03/01/10	3,000	3,000,000

				26,319,939

Pennsylvania–6.88%
Allegheny (County of) Hospital Development Authority (UPMC Senior Communities, Inc.); Series 2003, VRD RB (CEP–Federal National Mortgage Association)(a)	0.19%	07/15/28	2,825	2,825,000

Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	09/01/18	3,065	3,065,000

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.20%	10/15/25	8,990	8,990,000

Lebanon (County of) Health Facilities Authority (United Church of Christ Homes, Inc.); Series 1997, VRD Health Center RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	12/01/22	2,030	2,030,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(d)(e)	0.20%	07/01/38	47,270	47,270,000

Pennsylvania (Commonwealth of); Series 2009-2010, Unlimited Tax GO TAN	1.50%	06/30/10	6,500	6,525,913

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Rosemont College); Series 2004 O, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.20%	11/01/34	5,300	5,300,000

				76,005,913

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Rhode Island–1.24%
East Greenwich (Town of); Series 2010, Unlimited Tax GO BAN	1.50%	02/16/11	$3,700	$3,740,507

Rhode Island (State of) & Providence Plantations; Series 2009, Unlimited Tax GO TAN	2.50%	06/30/10	7,425	7,473,589

Rhode Island (State of) Health & Educational Building Corp. (Ocean State Assisted Living); Series 2001, VRD Health Facilities RB (LOC–Banco Santander S.A.)(a)(d)(e)	0.27%	07/01/31	2,500	2,500,000

				13,714,096

South Carolina–1.24%
Charleston (County of); Series 2009 B, Ref. Unlimited Tax GO	2.00%	08/01/10	1,200	1,206,501

Educational Facilities Authority for Private Non-profit Institutions of Higher Learning (Columbia College); Series 2001, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.25%	12/01/22	7,500	7,500,000

Spartanburg (County of) School District No. 2; Series 2009, Unlimited Tax GO	3.00%	04/01/10	5,000	5,010,789

				13,717,290

Tennessee–1.29%
Chattanooga (City of) Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	05/15/33	3,175	3,175,000

Jackson (City of) Health, Educational & Housing Facility Board (Post House Jackson Apartments);
Series 2001, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	05/15/31	1,375	1,375,000

Series 2002, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	10/15/32	3,970	3,970,000

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Alive Hospice, Inc.); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.50%	08/01/19	1,000	1,000,000

Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(a)	0.20%	03/01/33	4,750	4,750,000

				14,270,000

Texas–8.14%
Austin (City of) Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	10/15/32	3,350	3,350,000

Gulf Coast Industrial Development Authority (Petrounited Terminals, Inc.); Series 1989, Ref. VRD RB (LOC–BNP Paribas)(a)(b)(d)(e)	0.21%	11/01/19	4,850	4,850,000

Harris (County of) Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC–Northern Trust Co.)(a)(d)	0.22%	11/15/47	5,000	5,000,000

Hockley (County of) Industrial Development Corp. (Amoco Corp.);
Series 1983, VRD PCR(a)(e)	0.50%	03/01/14	29,000	29,000,000

Series 1985, VRD PCR(a)(e)	0.45%	11/01/19	8,500	8,500,000

Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, VRD Housing RB (LOC–Bank of New York Mellon)(a)(d)	1.24%	03/01/33	5,820	5,820,000

Houston (City of); Series 2009 H-2, GO Commercial Paper Notes	0.25%	05/19/10	5,000	5,000,000

Lower Neches Valley Authority (Chevron U.S.A. Inc.); Series 1987, VRD PCR(a)	0.29%	02/15/17	4,700	4,700,000

Metropolitan Higher Education Authority, Inc. (University of Dallas); Series 1999, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.25%	05/01/19	9,100	9,100,000

San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	04/01/26	4,805	4,805,000

Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.22%	02/15/27	7,760	7,760,000

Travis (County of); Series 2008, Limited Tax GO Ctfs.	3.25%	03/01/10	2,000	2,000,000

				89,885,000

Utah–0.28%
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(a)	0.20%	04/01/42	3,125	3,125,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virginia–2.20%
Albemarle (County of) Economic Development Authority (Martha Jefferson Hospital); Series 2008 A, VRD Hospital RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.18%	10/01/48	$4,000	$4,000,000

Charlottesville (City of) Industrial Development Authority (University of Virginia Foundation); Series 2006 B, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.18%	12/01/37	2,930	2,930,000

Fairfax (County of) Industrial Development Authority (Inova Health System Foundation); Series 2009 A, Health Care RB	3.00%	05/15/10	3,000	3,014,419

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	12/01/34	1,570	1,570,000

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, L.L.C.); Series 1999, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(a)	0.24%	12/01/19	1,290	1,290,000

Virginia (State of) Public School Authority; Series 2009 IX, School Educational Technology RN	1.50%	04/15/10	11,460	11,474,750

				24,279,169

Washington–1.95%
Bellingham (Port of) Industrial Development Corp. (BP West Coast Products LLC); Series 2009, Environmental Facilities Industrial RB(e)	0.23%	03/03/10	2,250	2,250,000

Lake Tapps Parkway Properties; Series 1999 B, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	12/01/19	4,700	4,700,000

Seattle (City of) Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(a)(d)	0.25%	05/01/19	2,480	2,480,000

Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(a)	0.20%	11/01/25	6,450	6,450,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2006, VRD RB (LOC–Citibank, N.A.)(a)(b)(d)	0.23%	11/15/26	1,455	1,455,000

Washington (State of) Higher Education Facilities Authority (Cornish College of the Arts); Series 2003 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.27%	12/01/33	1,000	1,000,000

Washington (State of) Housing Finance Commission (Gonzaga Preparatory School, Inc.); Series 2003, VRD Non-profit RB (LOC–Bank of America, N.A.)(a)(d)	0.25%	09/01/33	2,150	2,150,000

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC–U.S. Bank, N.A.)(a)(d)	0.25%	07/01/22	1,000	1,000,000

				21,485,000

West Virginia–0.63%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.18%	01/01/34	7,000	7,000,000

Wisconsin–4.42%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (CEP–Federal Home Loan Bank of Chicago)(a)	0.21%	10/01/42	5,460	5,460,000

Milwaukee (City of) Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	09/01/40	6,375	6,375,000

Milwaukee (City of); Series 2005 V-8, VRD Corporate Purpose Unlimited Tax GO(a)	0.22%	02/01/25	20,200	20,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Concordia University of Wisconsin, Inc.); Series 2009, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	05/01/39	4,000	4,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	12/01/36	7,000	7,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Lawrence University of Wisconsin); Series 2009, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	02/01/39	4,055	4,055,000

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	08/15/34	1,725	1,725,000

				48,815,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wyoming–1.68%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.22%	11/01/24	$5,460	$5,460,000

Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.22%	11/01/24	13,060	13,060,000

				18,520,000

TOTAL INVESTMENTS(h)(i)–96.71% (Cost $1,067,834,433)				1,067,834,433

OTHER ASSETS LESS LIABILITIES–3.29%				36,378,098

NET ASSETS–100.00%				$1,104,212,531

Investment Abbreviations:

BAN	– Bond Anticipation Note
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GO	– General Obligation Bonds
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sr.	– Senior
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2010 was $48,325,000, which represented 4.38% of the Fund’s Net Assets.
(c)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 7.88%; other countries less than 5% each: 2.01%.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JPMorgan Chase Bank, N.A.	24.1%

Wells Fargo Bank, N.A.	9.4

Bank of America, N.A	7.2

U.S. Bank, N.A.	7.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Short-Term Investments Trust

Statement of Assets and Liabilities

February 28, 2010
(Unaudited)

				Government	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	& Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value and cost	$23,248,626,001	$2,836,164,022	$7,255,659,758	$5,846,772,994	$478,547,111	$1,067,834,433

Repurchase agreements, at value and cost	1,064,122,355	785,030,165	8,781,490,067	5,124,543,455	—	—

Total investments, at value and cost	24,312,748,356	3,621,194,187	16,037,149,825	10,971,316,449	478,547,111	1,067,834,433

Cash	—	—	—	—	932,476	1,463,410

Receivables for:
Investments sold	90,599,562	385,000	—	—	—	34,305,059

Interest	17,050,061	120,161	540,803	3,721,227	197,983	1,132,684

Fund expenses absorbed	617,433	226,635	1,363,104	474,391	88,089	141,772

Investment for trustee deferred compensation and retirement plans	442,281	217,066	201,017	78,667	41,706	78,748

Other assets	137,667	188,029	244,612	341,664	60,901	63,350

Total assets	24,421,595,360	3,622,331,078	16,039,499,361	10,975,932,398	479,868,266	1,105,019,456

Liabilities:
Payables for:
Investments purchased	7,740,038	29,995,092	—	25,093,919	10,037,568	185,002

Amount due custodian	30,614	—	—	—	—	—

Dividends	2,062,747	154,637	255,066	441,162	7,710	20,112

Accrued fees to affiliates	1,175,633	383,839	1,509,898	785,190	38,024	119,823

Accrued operating expenses	347,326	84,578	187,217	95,526	29,133	96,309

Trustee deferred compensation and retirement plans	2,709,703	1,040,187	1,205,569	509,166	86,088	385,679

Total liabilities	14,066,061	31,658,333	3,157,750	26,924,963	10,198,523	806,925

Net assets applicable to shares outstanding	$24,407,529,299	$3,590,672,745	$16,036,341,611	$10,949,007,435	$469,669,743	$1,104,212,531

Net assets consist of:
Shares of beneficial interest	$24,405,077,751	$3,589,585,055	$16,034,837,520	$10,948,484,755	$469,613,679	$1,104,234,016

Undistributed net investment income	2,304,761	779,246	796,235	273,782	39,230	—

Undistributed net realized gain (loss)	146,787	308,444	707,856	248,898	16,834	(21,485)

	$24,407,529,299	$3,590,672,745	$16,036,341,611	$10,949,007,435	$469,669,743	$1,104,212,531

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 28, 2010
(Unaudited)

				Government	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	& Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net Assets:
Institutional Class	$16,332,712,293	$1,955,806,664	$4,345,423,077	$6,712,734,543	$352,427,109	$635,713,731

Private Investment Class	$716,462,238	$330,519,269	$854,829,854	$815,428,001	$31,467,907	$140,946,713

Personal Investment Class	$110,877,065	$138,647,141	$198,165,641	$17,792,482	$8,922,428	$5,682,676

Cash Management Class	$2,756,825,982	$789,522,893	$7,522,511,168	$1,729,093,937	$15,292,583	$211,312,453

Reserve Class	$143,996,431	$9,298,674	$67,997,416	$113,033,355	$2,670,183	$16,232,715

Resource Class	$411,363,826	$222,434,167	$349,262,625	$398,956,700	$58,889,473	$93,510,614

Corporate Class	$3,935,291,464	$144,443,937	$2,698,151,830	$1,161,968,417	$60	$813,629

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	16,330,796,152	1,956,222,968	4,344,972,765	6,712,463,796	352,364,457	635,670,857

Private Investment Class	716,404,354	330,589,564	854,718,903	815,372,345	31,487,699	140,925,605

Personal Investment Class	110,864,461	138,586,955	198,078,232	17,788,599	8,922,898	5,678,710

Cash Management Class	2,756,494,926	789,485,054	7,521,789,549	1,729,010,331	15,287,023	211,327,074

Reserve Class	143,993,510	9,299,899	67,971,327	113,033,197	2,668,326	16,229,364

Resource Class	411,324,334	222,405,176	349,201,021	398,914,604	58,886,602	93,504,871

Corporate Class	3,935,199,512	144,425,423	2,698,095,279	1,161,937,115	60	814,042

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        Short-Term Investments Trust

Statement of Operations

For the six months ended February 28, 2010
(Unaudited)

				Government	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	& Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$46,046,832	$5,094,125	$15,136,027	$15,291,750	$463,507	$2,046,853

Expenses:
Advisory fees	20,102,571	2,793,653	13,144,220	6,066,201	455,946	1,367,508

Administrative services fees	654,956	308,777	515,789	434,890	91,851	172,760

Custodian fees	462,536	50,186	236,364	263,057	11,297	18,033

Distribution fees:
Private Investment Class	1,896,978	917,687	2,299,833	1,669,879	120,343	395,051

Personal Investment Class	447,510	589,681	744,766	68,326	41,823	23,255

Cash Management Class	1,609,091	389,385	4,538,521	880,384	11,381	126,541

Reserve Class	551,820	47,458	292,734	574,016	21,057	77,275

Resource Class	595,880	244,095	378,131	442,036	38,640	113,544

Corporate Class	701,607	20,068	340,614	179,394	41	3,053

Transfer agent fees	1,206,154	167,619	787,594	545,958	25,174	55,959

Trustees’ and officers’ fees and benefits	368,197	59,470	254,781	174,110	17,525	27,629

Other	1,000,921	333,563	546,267	548,678	89,836	233,518

Total expenses	29,598,221	5,921,642	24,079,614	11,846,929	924,914	2,614,126

Less: Fees waived and expenses reimbursed	(7,159,088)	(2,503,416)	(12,203,348)	(2,565,024)	(570,147)	(938,865)

Net expenses	22,439,133	3,418,226	11,876,266	9,281,905	354,767	1,675,261

Net investment income	23,607,699	1,675,899	3,259,761	6,009,845	108,740	371,592

Net realized gain from Investment securities*	22,903	3,273	207,313	2,705	23	21,430

Net increase in net assets resulting from operations	$23,630,602	$1,679,172	$3,467,074	$6,012,550	$108,763	$393,022

*	Includes net gains from securities sold to affiliates of $2,681 for Government & Agency Portfolio.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        Short-Term Investments Trust

Statement of Changes in Net Assets

For the six months ended February 28, 2010 and the year ended August 31, 2009
(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 28,	August 31,	February 28,	August 31,
	2010	2009	2010	2009

Operations:
Net investment income	$23,607,699	$281,995,009	$1,675,899	$55,408,156

Net realized gain	22,903	123,884	3,273	305,215

Net increase in net assets resulting from operations	23,630,602	282,118,893	1,679,172	55,713,371

Distributions to shareholders from net investment income:
Institutional Class	(17,328,336)	(206,290,882)	(1,281,528)	(32,817,124)

Private Investment Class	(139,582)	(7,319,950)	(66,151)	(4,020,690)

Personal Investment Class	(21,948)	(1,098,666)	(29,120)	(2,109,396)

Cash Management Class	(1,917,116)	(30,960,183)	(189,997)	(10,697,427)

Reserve Class	(16,225)	(352,311)	(1,685)	(138,538)

Resource Class	(134,064)	(9,864,204)	(44,163)	(2,445,214)

Corporate Class	(4,050,363)	(26,106,523)	(63,200)	(3,181,343)

Total distributions from net investment income	(23,607,634)	(281,992,719)	(1,675,844)	(55,409,732)

Share transactions–net:
Institutional Class	(3,931,659,151)	(4,303,175,563)	(617,915,929)	(2,731,206,538)

Private Investment Class	(32,282,509)	(126,828,864)	(99,460,268)	(270,897,781)

Personal Investment Class	(34,785,822)	26,894,700	(42,760,066)	(224,672,416)

Cash Management Class	(437,584,723)	195,654,142	(124,576,483)	(672,213,909)

Reserve Class	70,976,287	3,939,027	(41,931)	(56,419,428)

Resource Class	(388,979,572)	(409,146,795)	(1,097,665)	(259,113,502)

Corporate Class	(2,144,849,304)	3,588,882,875	10,562,131	(255,308,233)

Net increase (decrease) in net assets resulting from share transactions	(6,899,164,794)	(1,023,780,478)	(875,290,211)	(4,469,831,807)

Net increase (decrease) in net assets	(6,899,141,826)	(1,023,654,304)	(875,286,883)	(4,469,528,168)

Net assets:
Beginning of period	31,306,671,125	32,330,325,429	4,465,959,628	8,935,487,796

End of period*	$24,407,529,299	$31,306,671,125	$3,590,672,745	$4,465,959,628

* Includes accumulated undistributed net investment income	$2,304,761	$2,304,696	$779,246	$779,191

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2010 and the year ended August 31, 2009
(Unaudited)

	Treasury Portfolio		Government & Agency Portfolio
	February 28,	August 31,	February 28,	August 31,
	2010	2009	2010	2009

Operations:
Net investment income	$3,259,761	$71,053,313	$6,009,845	$65,040,671

Net realized gain	207,313	500,543	2,705	246,194

Net increase in net assets resulting from operations	3,467,074	71,553,856	6,012,550	65,286,865

Distributions to shareholders from net investment income:
Institutional Class	(962,054)	(25,701,725)	(4,760,096)	(42,622,243)

Private Investment Class	(166,479)	(2,471,906)	(107,160)	(2,672,508)

Personal Investment Class	(35,637)	(516,829)	(3,305)	(92,666)

Cash Management Class	(1,626,024)	(34,500,234)	(470,464)	(10,479,447)

Reserve Class	(8,660)	(41,384)	(21,146)	(301,499)

Resource Class	(66,696)	(1,598,019)	(79,402)	(3,340,436)

Corporate Class	(394,211)	(6,223,216)	(568,285)	(5,531,872)

Total distributions from net investment income	(3,259,761)	(71,053,313)	(6,009,858)	(65,040,671)

Share transactions–net:
Institutional Class	(536,918,958)	242,973,439	(3,102,112,029)	7,843,243,506

Private Investment Class	(1,413,099,257)	1,114,086,769	34,164,363	276,550,984

Personal Investment Class	(13,560,049)	(259,366,509)	40,490	(12,012,488)

Cash Management Class	(3,976,403,877)	3,941,697,008	(195,822,307)	896,833,637

Reserve Class	38,262,375	(6,658,701)	(26,365,422)	4,289,572

Resource Class	(16,150,843)	(263,804,891)	(87,565,428)	160,815,277

Corporate Class	658,620,725	1,179,991,860	(636,334,393)	1,771,085,386

Net increase (decrease) in net assets resulting from share transactions	(5,259,249,884)	5,948,918,975	(4,013,994,726)	10,940,805,874

Net increase (decrease) in net assets	(5,259,042,571)	5,949,419,518	(4,013,992,034)	10,941,052,068

Net assets:
Beginning of period	21,295,384,182	15,345,964,664	14,962,999,469	4,021,947,401

End of period*	$16,036,341,611	$21,295,384,182	$10,949,007,435	$14,962,999,469

* Includes accumulated undistributed net investment income	$796,235	$796,235	$273,782	$273,795

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2010 and the year ended August 31, 2009
(Unaudited)

	Government TaxAdvantage
	Portfolio		Tax-Free Cash Reserve Portfolio
	February 28,	August 31,	February 28,	August 31,
	2010	2009	2010	2009

Operations:
Net investment income	$108,740	$1,802,215	$371,592	$23,973,205

Net realized gain (loss)	23	16,810	21,430	(22,317)

Net increase in net assets resulting from operations	108,763	1,819,025	393,022	23,950,888

Distributions to shareholders from net investment income:
Institutional Class	(87,604)	(1,351,087)	(259,987)	(13,009,492)

Private Investment Class	(9,479)	(160,241)	(31,321)	(1,828,224)

Personal Investment Class	(2,057)	(35,690)	(1,192)	(62,865)

Cash Management Class	(4,165)	(114,529)	(53,697)	(6,286,393)

Reserve Class	(778)	(18,594)	(2,847)	(139,845)

Resource Class	(5,410)	(121,572)	(22,548)	(1,628,204)

Corporate Class	(28)	(181)	—	(1,018,182)

Total distributions from net investment income	(109,521)	(1,801,894)	(371,592)	(23,973,205)

Share transactions–net:
Institutional Class	(183,529,248)	308,963,899	(193,689,061)	(936,106,159)

Private Investment Class	(11,454,509)	2,380,209	(65,451,258)	(94,497,894)

Personal Investment Class	(3,194,542)	871,302	(1,731,798)	(32,729,453)

Cash Management Class	(10,438,087)	(3,370,792)	(149,116,529)	(535,463,971)

Reserve Class	(3,077,061)	(6,774,557)	1,401,697	(28,292,619)

Resource Class	41,115,975	(16,349,278)	(35,567,099)	(132,418,789)

Corporate Class	(14,500)	105	(45,731,381)	3,700,743

Net increase (decrease) in net assets resulting from share transactions	(170,591,972)	285,720,888	(489,885,429)	(1,755,808,142)

Net increase (decrease) in net assets	(170,592,730)	285,738,019	(489,863,999)	(1,755,830,459)

Net assets:
Beginning of period	640,262,473	354,524,454	1,594,076,530	3,349,906,989

End of period*	$469,669,743	$640,262,473	$1,104,212,531	$1,594,076,530

* Includes accumulated undistributed net investment income	$39,230	$40,011	$—	$—

Notes to Financial Statements

February 28, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio,

50        Short-Term Investments Trust

Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity for Tax-Free Cash Reserve Portfolio.
  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print, which is generally 45 days from the period-end date.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Treasury Guarantee Program — The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury’s (the “Treasury Department”) Temporary Guarantee Program for Money Market Funds (the “Program”) as extended. Under the Program, the Treasury

51        Short-Term Investments Trust

Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of liquidation is less than $0.995. On April 7, 2009, the Funds’ Board approved Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio to participate in the final extension of the Program through September 18, 2009. The Program expired on September 18, 2009.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
K.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million

Liquid Assets Portfolio	0.15%	0.15%	0.15%

STIC Prime Portfolio	0.15%	0.15%	0.15%

Treasury Portfolio	0.15%	0.15%	0.15%

Government & Agency Portfolio	0.10%	0.10%	0.10%

Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%

Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

  Under the terms of a master sub-advisory agreement approved by shareholders of the Funds between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.

52        Short-Term Investments Trust

  The Adviser has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%

STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%

Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Aim Distributors, Inc. (“IADI”).
  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver to exceed the number reflected above: (1) Rule 12b-1 plan fees, if any; (2) interest; (3) taxes; (4) extraordinary items or non-routine items, including payments to participate in the United States Treasury Temporary Guarantee Program; and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time.
  For the six months ended February 28, 2010, Invesco waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Liquid Assets Portfolio	$4,628,809

STIC Prime Portfolio	962,638

Treasury Portfolio	4,064,374

Government & Agency Portfolio	—

Government TaxAdvantage Portfolio	338,909

Tax-Free Cash Reserve Portfolio	307,620

  Further, Invesco and/or IADI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2010 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$514,947	$229,541	$—	$395,210	$118,899	$—

STIC Prime Portfolio	383,868	360,508	16,853	37,056	85,304	—

Treasury Portfolio	1,339,084	539,630	3,290,995	253,563	291,312	284,467

Government & Agency Portfolio	750,189	42,572	119,629	452,021	174,838	496

Government TaxAdvantage Portfolio	59,314	30,440	8,604	18,236	30,538	41

Tax-Free Cash Reserve Portfolio	164,933	15,743	57,226	64,055	66,732	766

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. (“IAIS”) pursuant to which each Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Under the terms of a master distribution agreement between IADI and the Trust, IADI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private	Personal	Cash
Investment	Investment	Management	Reserve	Resource	Corporate
Class	Class	Class	Class	Class	Class

0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

53        Short-Term Investments Trust

  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.
  IADI has contractually agreed, through at least June 30, 2010, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

  Pursuant to the agreement above, for the six months ended February 28, 2010, expenses incurred under the plans are shown on the Statement of Operations as distribution fees. Plan fees waived by IADI under the agreement are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$758,791	$119,336	$321,818	$71,737	N/A	N/A

STIC Prime Portfolio	367,075	157,248	77,877	6,170	48,819	N/A

Treasury Portfolio	919,933	198,604	907,704	38,056	75,626	N/A

Government & Agency Portfolio	667,952	18,221	176,077	74,622	88,407	N/A

Government TaxAdvantage Portfolio	60,171	11,152	2,276	2,738	7,728	N/A

Tax-Free Cash Reserve Portfolio	197,526	6,201	25,308	10,046	22,709	N/A

  Certain officers and trustees of the Trust are officers and directors of Invesco, IAIS and/or IADI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 28, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Short-term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$24,312,748,356	$—	$24,312,748,356

STIC Prime Portfolio	—	3,621,194,187	—	3,621,194,187

Treasury Portfolio	—	16,037,149,825	—	16,037,149,825

Government & Agency Portfolio	—	10,971,316,449	—	10,971,316,449

Government TaxAdvantage Portfolio	—	478,547,111	—	478,547,111

Tax-Free Cash Reserve Portfolio	—	1,067,834,433	—	1,067,834,433

54        Short-Term Investments Trust

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2010, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Liquid Assets Portfolio	$1,646,146,983	$1,830,326,013	$—

STIC Prime Portfolio	469,607,440	279,108,294	—

Government & Agency Portfolio	—	149,999,806	2,681

Government TaxAdvantage Portfolio	149,999,806	150,000,000	—

Tax-Free Cash Reserve Portfolio	1,421,549,806	1,662,773,298	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
  During the six months ended February 28, 2010, the Funds in aggregate paid legal fees of $61,081 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (i) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (ii) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund below had a capital loss carryforward as of August 31, 2009 which expires as follows:

	August 31, 2015	August 31, 2017	Total*

Tax-Free Cash Reserve Portfolio	$13,734	$12,152	$25,886

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

55        Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	57,337,621,840	$57,337,621,840	115,210,746,376	$115,210,746,376

Private Investment Class	3,465,542,362	3,465,542,362	5,348,698,563	5,348,698,563

Personal Investment Class	400,030,845	400,030,845	1,108,427,503	1,108,427,503

Cash Management Class	9,058,433,028	9,058,433,028	22,021,236,511	22,021,236,511

Reserve Class	598,093,172	598,093,172	464,078,823	464,078,823

Resource Class	1,497,211,449	1,497,211,449	4,436,961,030	4,436,961,030

Corporate Class	12,027,492,934	12,027,492,934	25,713,082,952	25,713,082,952

Issued as reinvestment of dividends:
Institutional Class	6,697,434	6,697,434	92,389,548	92,389,548

Private Investment Class	65,775	65,775	4,175,312	4,175,312

Personal Investment Class	22,166	22,166	1,019,143	1,019,143

Cash Management Class	1,338,548	1,338,548	19,297,845	19,297,845

Reserve Class	15,913	15,913	423,816	423,816

Resource Class	202,236	202,236	9,417,843	9,417,843

Corporate Class	1,619,906	1,619,906	11,816,258	11,816,258

Reacquired:
Institutional Class	(61,275,978,425)	(61,275,978,425)	(119,606,311,487)	(119,606,311,487)

Private Investment Class	(3,497,890,646)	(3,497,890,646)	(5,479,702,739)	(5,479,702,739)

Personal Investment Class	(434,838,833)	(434,838,833)	(1,082,551,946)	(1,082,551,946)

Cash Management Class	(9,497,356,299)	(9,497,356,299)	(21,844,880,214)	(21,844,880,214)

Reserve Class	(527,132,798)	(527,132,798)	(460,563,612)	(460,563,612)

Resource Class	(1,886,393,257)	(1,886,393,257)	(4,855,525,668)	(4,855,525,668)

Corporate Class	(14,173,962,144)	(14,173,962,144)	(22,136,016,335)	(22,136,016,335)

Net increase (decrease) in share activity	(6,899,164,794)	$(6,899,164,794)	(1,023,780,478)	$(1,023,780,478)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

56        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	3,510,338,472	$3,510,338,472	12,290,583,897	$12,290,583,897

Private Investment Class	1,106,876,911	1,106,876,911	3,931,182,671	3,931,182,671

Personal Investment Class	1,119,338,686	1,119,338,686	3,996,774,649	3,996,774,649

Cash Management Class	1,874,016,961	1,874,016,961	4,111,368,752	4,111,368,752

Reserve Class	40,473,335	40,473,335	229,777,763	229,777,763

Resource Class	448,695,267	448,695,267	1,256,286,686	1,256,286,686

Corporate Class	334,562,120	334,562,120	1,622,091,750	1,622,091,750

Issued as reinvestment of dividends:
Institutional Class	560,836	560,836	10,313,548	10,313,548

Private Investment Class	36,490	36,490	2,693,226	2,693,226

Personal Investment Class	30,164	30,164	2,391,491	2,391,491

Cash Management Class	106,242	106,242	9,806,592	9,806,592

Reserve Class	604	604	137,979	137,979

Resource Class	24,863	24,863	1,712,359	1,712,359

Corporate Class	65,499	65,499	1,037,479	1,037,479

Reacquired:
Institutional Class	(4,128,815,237)	(4,128,815,237)	(15,032,103,983)	(15,032,103,983)

Private Investment Class	(1,206,373,669)	(1,206,373,669)	(4,204,773,678)	(4,204,773,678)

Personal Investment Class	(1,162,128,916)	(1,162,128,916)	(4,223,838,556)	(4,223,838,556)

Cash Management Class	(1,998,699,686)	(1,998,699,686)	(4,793,389,253)	(4,793,389,253)

Reserve Class	(40,515,870)	(40,515,870)	(286,335,170)	(286,335,170)

Resource Class	(449,817,795)	(449,817,795)	(1,517,112,547)	(1,517,112,547)

Corporate Class	(324,065,488)	(324,065,488)	(1,878,437,462)	(1,878,437,462)

Net increase (decrease) in share activity	(875,290,211)	$(875,290,211)	(4,469,831,807)	$(4,469,831,807)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

57        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	13,012,469,054	$13,012,469,054	51,181,133,777	$51,181,133,777

Private Investment Class	3,088,366,685	3,088,366,685	13,590,064,578	13,590,064,578

Personal Investment Class	779,892,324	779,892,324	2,462,023,476	2,462,023,476

Cash Management Class	24,216,662,731	24,216,662,731	49,522,914,925	49,522,914,925

Reserve Class	275,034,049	275,034,049	327,457,354	327,457,354

Resource Class	869,823,144	869,823,144	2,023,916,969	2,023,916,969

Corporate Class	8,627,755,921	8,627,755,921	24,071,126,166	24,071,126,166

Issued as reinvestment of dividends:
Institutional Class	430,942	430,942	13,766,545	13,766,545

Private Investment Class	53,707	53,707	1,355,282	1,355,282

Personal Investment Class	39,332	39,332	794,376	794,376

Cash Management Class	272,218	272,218	7,153,769	7,153,769

Reserve Class	7,096	7,096	51,349	51,349

Resource Class	56,904	56,904	1,980,528	1,980,528

Corporate Class	260,658	260,658	5,090,909	5,090,909

Reacquired:
Institutional Class	(13,549,818,954)	(13,549,818,954)	(50,951,926,883)	(50,951,926,883)

Private Investment Class	(4,501,519,649)	(4,501,519,649)	(12,477,333,091)	(12,477,333,091)

Personal Investment Class	(793,491,705)	(793,491,705)	(2,722,184,361)	(2,722,184,361)

Cash Management Class	(28,193,338,826)	(28,193,338,826)	(45,588,371,686)	(45,588,371,686)

Reserve Class	(236,778,770)	(236,778,770)	(334,167,404)	(334,167,404)

Resource Class	(886,030,891)	(886,030,891)	(2,289,702,388)	(2,289,702,388)

Corporate Class	(7,969,395,854)	(7,969,395,854)	(22,896,225,215)	(22,896,225,215)

Net increase (decrease) in share activity	(5,259,249,884)	$(5,259,249,884)	5,948,918,975	$5,948,918,975

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 44% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

58        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	37,020,545,032	$37,020,545,032	68,158,587,580	$68,158,587,580

Private Investment Class	1,540,709,914	1,540,709,914	7,841,778,183	7,841,778,183

Personal Investment Class	60,430,819	60,430,819	190,466,782	190,466,782

Cash Management Class	4,322,758,949	4,322,758,949	10,444,803,117	10,444,803,117

Reserve Class	232,650,278	232,650,278	434,676,362	434,676,362

Resource Class	1,547,163,014	1,547,163,014	4,567,230,434	4,567,230,434

Corporate Class	3,355,442,362	3,355,442,362	9,532,168,089	9,532,168,089

Issued as reinvestment of dividends:
Institutional Class	3,187,630	3,187,630	28,153,603	28,153,603

Private Investment Class	56,259	56,259	1,556,833	1,556,833

Personal Investment Class	614	614	34,041	34,041

Cash Management Class	524,465	524,465	10,189,620	10,189,620

Reserve Class	23,386	23,386	398,039	398,039

Resource Class	59,580	59,580	2,237,117	2,237,117

Corporate Class	376,423	376,423	2,892,316	2,892,316

Reacquired:
Institutional Class	(40,125,844,691)	(40,125,844,691)	(60,343,497,677)	(60,343,497,677)

Private Investment Class	(1,506,601,810)	(1,506,601,810)	(7,566,784,032)	(7,566,784,032)

Personal Investment Class	(60,390,943)	(60,390,943)	(202,513,311)	(202,513,311)

Cash Management Class	(4,519,105,721)	(4,519,105,721)	(9,558,159,100)	(9,558,159,100)

Reserve Class	(259,039,086)	(259,039,086)	(430,784,829)	(430,784,829)

Resource Class	(1,634,788,022)	(1,634,788,022)	(4,408,652,274)	(4,408,652,274)

Corporate Class	(3,992,153,178)	(3,992,153,178)	(7,763,975,019)	(7,763,975,019)

Net increase (decrease) in share activity	(4,013,994,726)	$(4,013,994,726)	10,940,805,874	$10,940,805,874

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

59        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,119,138,523	$1,119,138,523	2,232,883,956	$2,232,883,956

Private Investment Class	169,863,831	169,863,831	274,551,140	274,551,140

Personal Investment Class	35,784,998	35,784,998	167,645,922	167,645,922

Cash Management Class	5,303,476	5,303,476	24,068,707	24,068,707

Reserve Class	27,538,498	27,538,498	73,485,734	73,485,734

Resource Class	56,245,217	56,245,217	28,199,787	28,199,787

Corporate Class	50,000,000	50,000,000	351,723	351,723

Issued as reinvestment of dividends:
Institutional Class	104,425	104,425	1,279,524	1,279,524

Private Investment Class	4,087	4,087	106,322	106,322

Personal Investment Class	—	—	—	—

Cash Management Class	4,574	4,574	139,970	139,970

Reserve Class	122	122	1,093	1,093

Resource Class	2,145	2,145	120,734	120,734

Corporate Class	12	12	194	194

Reacquired:
Institutional Class	(1,302,772,196)	(1,302,772,196)	(1,925,199,581)	(1,925,199,581)

Private Investment Class	(181,322,427)	(181,322,427)	(272,277,253)	(272,277,253)

Personal Investment Class	(38,979,540)	(38,979,540)	(166,774,620)	(166,774,620)

Cash Management Class	(15,746,137)	(15,746,137)	(27,579,469)	(27,579,469)

Reserve Class	(30,615,681)	(30,615,681)	(80,261,384)	(80,261,384)

Resource Class	(15,131,387)	(15,131,387)	(44,669,799)	(44,669,799)

Corporate Class	(50,014,512)	(50,014,512)	(351,812)	(351,812)

Net increase (decrease) in share activity	(170,591,972)	$(170,591,972)	285,720,888	$285,720,888

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 67% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

60        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,100,850,130	$1,100,850,130	7,425,779,177	$7,425,779,177

Private Investment Class	135,420,176	135,420,176	511,847,886	511,847,886

Personal Investment Class	7,503,755	7,503,755	13,445,479	13,445,479

Cash Management Class	1,119,986,803	1,119,986,803	2,792,727,250	2,792,727,250

Reserve Class	12,121,152	12,121,152	27,969,701	27,969,701

Resource Class	83,307,037	83,307,037	394,300,830	394,300,830

Corporate Class	8,710,758	8,710,758	763,229,887	763,229,887

Issued as reinvestment of dividends:
Institutional Class	68,878	68,878	4,361,045	4,361,045

Private Investment Class	28,656	28,656	1,750,991	1,750,991

Personal Investment Class	321	321	14,257	14,257

Cash Management Class	39,983	39,983	6,129,570	6,129,570

Reserve Class	2,847	2,847	164,252	164,252

Resource Class	17,864	17,864	896,000	896,000

Corporate Class	0	0	676,626	676,626

Reacquired:
Institutional Class	(1,294,608,069)	(1,294,608,069)	(8,366,246,381)	(8,366,246,381)

Private Investment Class	(200,900,090)	(200,900,090)	(608,096,771)	(608,096,771)

Personal Investment Class	(9,235,874)	(9,235,874)	(46,189,189)	(46,189,189)

Cash Management Class	(1,269,143,315)	(1,269,143,315)	(3,334,320,791)	(3,334,320,791)

Reserve Class	(10,722,302)	(10,722,302)	(56,426,572)	(56,426,572)

Resource Class	(118,892,000)	(118,892,000)	(527,615,619)	(527,615,619)

Corporate Class	(54,442,139)	(54,442,139)	(760,205,770)	(760,205,770)

Net increase (decrease) in share activity	(489,885,429)	$(489,885,429)	(1,755,808,142)	$(1,755,808,142)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9—Subsequent Event

Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” will be changed to “Invesco”.

61        Short-Term Investments Trust

Note 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Corporate Class

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses)								to average		to average net		Ratio of net
	Net asset			on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets

Liquid Assets Portfolio
Six months ended 02/28/10	$1.00	$0.00	(b)	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.08%	$3,935,291	0.18	%(c)	0.21	%(c)	0.17	%(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	1.27	6,080,137	0.19		0.24		1.14
Year ended 08/31/08	1.00	0.04	(b)	0.00	0.04	(0.04)	(0.00)	(0.04)	1.00	3.77	2,491,241	0.15		0.20		3.61
Year ended 08/31/07	1.00	0.05		(0.00)	0.05	(0.05)	—	(0.05)	1.00	5.34	636,222	0.15		0.21		5.22
Year ended 08/31/06	1.00	0.05		(0.01)	0.04	(0.04)	(0.00)	(0.04)	1.00	4.54	56,634	0.15		0.21		4.47
Year ended 08/31/05(d)	1.00	0.01		(0.00)	0.01	(0.01)	—	(0.01)	1.00	1.31	466,432	0.15	(e)	0.22	(e)	2.41	(e)

STIC Prime Portfolio
Six months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	144,444	0.18	(c)	0.23	(c)	0.09	(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.86	133,882	0.20		0.26		0.90
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.60	389,172	0.15		0.21		3.43
Year ended 08/31/07	1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00	5.35	616,436	0.15		0.22		5.22
Year ended 08/31/06	1.00	0.04		—	0.04	(0.04)	—	(0.04)	1.00	4.56	525,682	0.15		0.22		4.50
Year ended 08/31/05(d)	1.00	0.01		—	0.01	(0.01)	—	(0.01)	1.00	1.29	53,962	0.15	(e)	0.22	(e)	2.45	(e)

Treasury Portfolio
Six months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	2,698,152	0.14	(c)	0.21	(c)	0.03	(c)
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.36	2,039,501	0.18		0.23		0.34
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.90	859,460	0.15		0.21		2.63
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.14	448,144	0.15		0.22		5.00
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.34	1,855	0.15		0.23		4.24
Year ended 08/31/05(d)	1.00	0.00		0.00	0.00	(0.00)	—	(0.00)	1.00	0.28	869	0.15	(e)	0.23	(e)	2.30	(e)

Government & Agency Portfolio
Six months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	1,161,968	0.16	(c)	0.16	(c)	0.09	(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.70	1,798,303	0.17		0.18		0.57
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.39	27,199	0.15		0.17		3.25
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.28	317,772	0.15		0.18		5.15
Year ended 08/31/06	1.00	0.04		(0.00)	0.04	(0.04)	—	(0.04)	1.00	4.46	28,722	0.15		0.19		4.42
Year ended 08/31/05(d)	1.00	0.01		(0.00)	0.01	(0.01)	—	(0.01)	1.00	1.50	62,008	0.15	(e)	0.20	(e)	2.39	(e)

Government TaxAdvantage Portfolio
Six months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	0	0.13	(c)	0.29	(c)	0.04	(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.56	15	0.18		0.33		0.48
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.24	14	0.15		0.27		3.27
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.18	14	0.15		0.33		5.05
Year ended 08/31/06(d)	1.00	0.02		0.00	0.02	(0.02)	—	(0.02)	1.00	2.49	13	0.15	(e)	0.28	(e)	4.28	(e)

Tax-Free Cash Reserve Portfolio
Six months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	—	—	—	1.00	0.03	814	0.27	(c)	0.33	(c)	0.06	(c)
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.88	46,528	0.30		0.34		1.01
Five months ended 08/31/08	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.71	42,829	0.25	(e)	0.28	(e)	1.73	(e)
Year ended 03/31/08	1.00	0.03		(0.00)	0.03	(0.03)	—	(0.03)	1.00	3.24	146,677	0.25		0.28		3.20
Year ended 08/31/07	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	3.38	160,208	0.25		0.28		3.33
Year ended 03/31/06(d)	1.00	0.01		—	0.01	(0.01)	—	(0.01)	1.00	1.52	8,017	0.25	(e)	0.30	(e)	2.46	(e)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)	Calculated using average shares outstanding.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $4,716,144, $134,894, $2,289,580, $1,205,870, $278 and $20,518 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Commencement date of March 29, 2005, March 31, 2005, August 1, 2005, June 30, 2005, February 23, 2006 and September 8, 2005 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(e)	Annualized.

62        Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Corporate Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2009 through February 28, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Corporate Class	(09/01/09)	(02/28/10)[1]	Period[2]	(02/28/10)	Period[2]	Ratio
Liquid Assets Portfolio	$1,000.00	$1,002.80	$0.89	$1,023.90	$0.90	0.18%

STIC Prime Portfolio	1,000.00	1,000.50	0.89	1,023.90	0.90	0.18

Treasury Portfolio	1,000.00	1,000.20	0.69	1,024.10	0.70	0.14

Government & Agency Portfolio	1,000.00	1,000.40	0.79	1,024.00	0.80	0.16

Government TaxAdvantage Portfolio	1,000.00	1,000.20	0.64	1,024.15	0.65	0.13

Tax-Free Cash Reserve Portfolio	1,000.00	1,000.30	1.34	1,023.46	1.35	0.27

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2009 through February 28, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

63        Short-Term Investments Trust

Invesco Aim Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco Aim collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco Aim, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco Aim maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website — invescoaim.com. More detail is available to you at that site.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. To locate each Fund’s portfolio holdings, click the Products and Performance tab at the top and select Product Overviews. Then, select your Fund from the drop-down menu. Links to each Fund’s complete monthly and quarterly holdings are available on this Web page. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. Click the About Us tab at the top of the home page; click on Legal Information; and then click on Invesco Aim Proxy Voting Guidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com and click the About Us tab at the top of the home page; click on Legal Information and then click on Proxy Voting Search. Next, select the Fund from the drop-down menu. This information is also available on the SEC website, sec.gov.
If used after July 20, 2010, this report must be accompanied by a Fund fact sheet for the most recent month-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Aim Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
     On or about April 30, 2010, Invesco Aim Distributors, Inc. becomes Invesco Distributors, Inc., Invesco Aim Investment Services, Inc. becomes Invesco Investment Services, Inc., and AIM funds become Invesco funds. In addition, invescoaim.com becomes invesco.com.

CM-STIT-SAR-2	Invesco Aim Distributors, Inc.

Institutional Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Semiannual Report to Shareholders ▪ February 28, 2010

2	Fund Data
3	Letters to Shareholders
4	Schedules of Investments
45	Financial Statements
50	Notes to Financial Statements
62	Financial Highlights
63	Fund Expenses

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency and is not a deposit or other obligation of, or guaranteed by, a depository institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Read it carefully before you invest or send money.
Invesco Global Cash Management is a brand name encompassing products and services provided by one or more subsidiaries of Invesco Ltd. References to Invesco Fixed Income describe a fixed income team composed of affiliated Invesco entities worldwide.
Unless otherwise stated, information presented in this report is as of February 28, 2010, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Data

Institutional Class data as of 2/28/10
FUND		YIELDS		WEIGHTED AVERAGE MATURITY		TOTAL NET ASSETS

		7-Day SEC Yields
		Had Fees Not
		Been Waived and/or		Range During
	7-Day	Expenses Not	Monthly	Reporting	At Reporting
	SEC Yields	Been Reimbursed	Yields	Period	Period End

Liquid Assets	0.13%	0.09%	0.13%	41 – 56 days	42 days	$16.3 billion

STIC Prime	0.08	0.03	0.09	11 – 26 days	18 days	1.9 billion

Treasury	0.02	-0.02	0.02	40 – 54 days	52 days	4.3 billion

Government & Agency	0.06	0.06	0.07	35 – 52 days	47 days	6.7 billion

Government TaxAdvantage	0.02	-0.12	0.02	25 – 53 days	37 days	352.4 million

Tax-Free Cash Reserve	0.03	0.02	0.03	23 – 37 days	27 days	635.7 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower. Monthly yields represent annualized results for the month, net of fees and expenses, and exclude any realized capital gains or losses.
2	Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
While 2009 was a challenging year for all of us, the final months of the decade concluded with many of us feeling more optimistic about the years ahead. Perhaps one of the most valuable lessons from 2009 is the importance of a long-term, diversified investment strategy, which I’ve mentioned in previous letters.
     Cash and cash equivalents comprised an important segment of many investors’ portfolios during the volatile market environment in 2009. As it has over the years, Invesco Global Cash Management served its clients well during this period of uncertainty by adhering to its conservative investment philosophy.
     Having navigated the recent crisis without any credit issues in our money market funds, Invesco continues to work with industry officials and regulatory authorities to identify “best practices” for the money market fund industry going forward. New rules for money market funds approved in January 2010 by the U.S. Securities and Exchange Commission incorporate many of these best practices, and promise additional disclosure and greater transparency for money market fund investors.
     Just as Invesco Global Cash Management is committed to managing its money market funds for safety and liquidity, your Board is committed to earning your continued trust. Board members exercise oversight to maintain the AIM Funds’ “Investor First” orientation, manage costs and enhance performance to put your interests first.
     To that end, some of you may have seen it reported in the latter part of 2009 that Invesco will assume the management of the Van Kampen family of mutual funds as well as the retail Morgan Stanley funds. The closing will be later this year, and we view this addition as an opportunity to provide you access to an even broader range of funds under the Invesco umbrella.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing and serving you.
Best regards,

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

Karen Dunn Kelley
Dear Shareholders:
The period covered by this report was a challenging one for investors in short-term cash management investments — as well as for those of us who manage such investments.
     After four quarters of contraction, the U.S. economy expanded in the third and fourth quarters of 2009. Although the strength and sustainability of the economic recovery was uncertain, signs of improvement were undeniable.
     Nonetheless, after experiencing significant stock market volatility over the last couple of years, many investors remained risk averse and preferred the relative safety and liquidity of cash or cash equivalents to equities. They did so despite historically low yields on money market funds.
     During the reporting period, those of us at Invesco Global Cash Management faced the challenge of providing investors with positive yields despite record-low short-term interest rates — and doing so in the face of a shrinking supply of creditworthy money market securities.
     Despite these challenges, we remained steadfast in our commitment to minimizing credit risk in our portfolios and avoiding issuers with potential event and headline risk. Our strict adherence to our time-tested credit and risk management processes was reflected in our continued growth in calendar year 2009 — when our growth outpaced the industry and our assets under management reached an all-time high.
     For Invesco Global Cash Management, part of Invesco Fixed Income, safety is of paramount importance to the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield — in that order — to our money market fund investors.
     All of us at Invesco Fixed Income are dedicated to helping our clients achieve their short-term cash management needs. We are also dedicated to excellence in customer service. If you have questions about your account, please contact one of our Cash Management representatives at 800 659 1005.
Sincerely,

Karen Dunn Kelley
CEO, Invesco Fixed Income
3	Short-Term Investments Trust

Schedule of Investments

February 28, 2010
(Unaudited)

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–34.67%(a)
Asset-Backed Securities–Commercial Loans/Leases–6.92%
Amstel Funding Corp.(b)(c)	0.65%	03/30/10	$150,000	$149,921,458

Amstel Funding Corp.(b)(c)	0.90%	04/20/10	115,000	114,856,250

Amstel Funding Corp.(b)(c)	1.35%	03/11/10	200,000	199,925,000

Amstel Funding Corp.(b)(c)	1.35%	03/12/10	175,000	174,927,813

Atlantis One Funding Corp.(b)(c)	0.20%	04/06/10	100,000	99,980,000

Atlantis One Funding Corp.(b)(c)	0.22%	06/16/10	135,000	134,913,731

Atlantis One Funding Corp.(b)(c)	0.22%	06/09/10	151,000	150,907,722

Atlantis One Funding Corp.(b)(c)	0.29%	08/09/10	100,000	99,870,306

Atlantis One Funding Corp.(b)(c)	0.30%	08/04/10	200,000	199,744,333

Atlantis One Funding Corp.(b)(c)	0.30%	05/06/10	100,000	99,945,000

Atlantis One Funding Corp.(b)(c)	0.30%	07/06/10	175,000	174,814,792

Atlantis One Funding Corp.(b)(c)	0.30%	08/02/10	90,000	89,884,500

				1,689,690,905

Asset-Backed Securities–Consumer Receivables–1.52%
Amsterdam Funding Corp.(c)	0.18%	04/07/10	100,000	99,981,500

Amsterdam Funding Corp.(c)	0.20%	03/08/10	80,189	80,185,882

Barton Capital LLC(c)	0.19%	05/11/10	80,043	80,013,006

Old Line Funding, LLC(c)	0.19%	03/09/10	110,061	110,056,353

				370,236,741

Asset-Backed Securities–Fully Backed–0.66%
Straight-A Funding LLC
–Series 1, (CEP–Federal Financing Bank)(c)	0.18%	03/01/10	85,000	85,000,000

–Series 1, (CEP–Federal Financing Bank)(c)	0.18%	03/11/10	75,000	74,996,250

				159,996,250

Asset-Backed Securities–Fully Supported Bank–4.82%
Crown Point Capital Co., LLC
–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(c)	0.40%	03/05/10	45,000	44,998,000

–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(c)	0.40%	03/08/10	100,000	99,992,222

–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(c)	0.40%	03/16/10	60,000	59,990,000

–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(c)	0.40%	03/19/10	170,000	169,966,000

Grampian Funding Ltd./LLC
(CEP–Lloyds TSB Bank PLC)(b)(c)	0.24%	04/06/10	123,000	122,970,480

(CEP–Lloyds TSB Bank PLC)(b)(c)	0.24%	04/19/10	55,000	54,982,033

(CEP–Lloyds TSB Bank PLC)(b)(c)	0.25%	03/16/10	183,000	182,980,938

LMA-Americas, LLC
(CEP–Credit Agricole S.A.)(b)(c)	0.18%	04/23/10	78,400	78,379,224

(CEP–Credit Agricole S.A.)(b)(c)	0.20%	03/22/10	80,000	79,990,667

Matchpoint Master Trust–Series A, (CEP–BNP Paribas)(b)(c)	0.18%	03/12/10	104,461	104,455,255

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Fully Supported Bank–(continued)

Surrey Funding Corp.
(CEP–Barclays Bank PLC)(b)(c)	0.19%	03/17/10	$79,000	$78,993,329

(CEP–Barclays Bank PLC)(b)(c)	0.20%	04/12/10	50,000	49,988,333

(CEP–Barclays Bank PLC)(b)(c)	0.20%	04/20/10	50,000	49,986,111

				1,177,672,592

Asset-Backed Securities–Multi-Purpose–2.76%
Atlantic Asset Securitization LLC(c)	0.17%	03/15/10	105,000	104,993,058

Atlantic Asset Securitization LLC(c)	0.18%	04/09/10	60,000	59,988,300

Atlantic Asset Securitization LLC(c)	0.19%	05/04/10	50,000	49,983,111

Atlantic Asset Securitization LLC(c)	0.20%	05/10/10	50,000	49,980,556

Gemini Securitization Corp., LLC(c)	0.20%	05/03/10	47,000	46,983,550

Mont Blanc Capital Corp.(b)(c)	0.18%	03/04/10	97,000	96,998,545

Regency Markets No. 1, LLC(b)(c)	0.18%	03/22/10	56,000	55,994,120

Tulip Funding Corp.(b)(c)	0.18%	03/22/10	113,483	113,471,415

Tulip Funding Corp.(b)(c)	0.21%	03/01/10	95,000	95,000,000

				673,392,655

Asset-Backed Securities–Securities–4.51%
Aspen Funding Corp.(c)	0.16%	03/05/10	70,000	69,998,756

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.21%	04/19/10	100,000	99,971,417

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.22%	04/19/10	100,000	99,970,056

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.23%	04/07/10	25,000	24,994,090

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.23%	04/19/10	175,000	174,945,215

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.23%	04/21/10	75,000	74,975,562

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.26%	03/10/10	104,250	104,243,224

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.26%	03/15/10	52,000	51,994,742

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.26%	03/18/10	50,000	49,993,861

Solitaire Funding Ltd./LLC(b)(c)	0.20%	03/05/10	90,000	89,998,000

Solitaire Funding Ltd./LLC(b)(c)	0.20%	03/10/10	200,000	199,990,000

Tempo Finance Ltd./Corp.(b)(c)	0.22%	05/05/10	60,000	59,976,167

				1,101,051,090

Diversified Banks–5.98%
Bank of Nova Scotia(b)	0.21%	06/02/10	275,000	274,850,813

ING (U.S.) Funding LLC(b)	0.16%	03/05/10	200,000	199,996,445

National Australia Funding Delaware Inc.(b)(c)	0.17%	04/19/10	200,000	199,953,722

Santander Central Hispano Finance (Delaware) Inc.(b)	0.40%	04/09/10	155,000	154,932,833

Societe Generale North America, Inc.(b)	0.23%	05/25/10	230,000	229,875,097

Societe Generale North America, Inc.(b)	0.25%	04/07/10	400,000	399,897,222

				1,459,506,132

Integrated Oil & Gas–0.16%
Total Capital S.A.(b)(c)	0.17%	03/31/10	39,250	39,244,603

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Life & Health Insurance–1.14%
Metlife Short Term Funding LLC(c)	0.19%	03/01/10	$143,700	$143,700,000

Metlife Short Term Funding LLC(c)	0.19%	03/04/10	135,000	134,997,862

				278,697,862

Municipal Commercial Paper–1.35%
District of Columbia (National Academy of Sciences);
Series 2008A, Commercial Paper RB (LOC–Bank of America, N.A.)(d)	0.23%	03/04/10	18,000	18,000,000

Series 2009A, Commercial Paper RB (LOC–Bank of America, N.A.)(d)	0.20%	03/04/10	55,220	55,220,000

Illinois (State of) Educational Facilities Authority (Pooled Financing Program); Series 2002, Commercial Paper RN (LOC–Northern Trust Co.)(d)	0.21%	04/05/10	20,000	20,000,000

University of Texas System Board of Regents (Revenue Financing System);
Series 2002 A, Commercial Paper Notes	0.18%	03/05/10	35,000	35,000,000

Series 2002 A, Commercial Paper Notes	0.18%	04/06/10	5,000	5,000,000

Series 2002 A, Commercial Paper Notes	0.19%	07/09/10	20,000	20,000,000

Series 2002 A, Commercial Paper Notes	0.20%	05/24/10	25,000	25,000,000

Series 2002 A, Commercial Paper Notes	0.22%	06/03/10	33,875	33,875,000

Series 2002 A, Commercial Paper Notes	0.22%	07/13/10	20,000	20,000,000

Upper Trinity Regional Water District; Series 2010 A, Supply System Commercial Paper RN (LOC–Bank of America, N.A.)(d)	0.16%	03/01/10	22,350	22,350,000

Whiting (City of), Indiana (BP Products North America Inc.); Series 2009, Environmental Facilities Commercial Paper RB(b)	0.23%	03/03/10	31,500	31,500,000

Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care, Inc.);
Series 2009A, Commercial Paper RB (LOC–U.S. Bank, N.A.)(d)	0.25%	06/02/10	25,000	25,000,000

Series 2009A, Commercial Paper RB (LOC–U.S. Bank, N.A.)(d)	0.25%	07/07/10	20,000	20,000,000

				330,945,000

Packaged Foods & Meats–1.47%
Nestle Capital Corp.(b)(c)	0.30%	07/06/10	150,000	149,841,250

Nestle Capital Corp.(b)(c)	0.35%	05/13/10	100,000	99,929,028

Nestle Capital Corp.(b)(c)	0.35%	06/11/10	108,000	107,892,900

				357,663,178

Regional Banks–3.38%
ANZ National (Int’l) Ltd.(b)(c)	0.35%	04/19/10	70,000	69,966,653

Banque et Caisse d’Epargne de l’Etat(b)	0.20%	05/13/10	50,000	49,980,229

Banque et Caisse d’Epargne de l’Etat(b)	0.21%	03/15/10	100,000	99,991,833

Commonwealth Bank of Australia(b)(c)	0.19%	05/10/10	200,000	199,926,111

Fortis Funding LLC(b)(c)	0.22%	05/26/10	200,000	199,894,889

Svenska Handelsbanken, Inc.(b)	0.20%	05/19/10	204,800	204,712,363

				824,472,078

Total Commercial Paper (Cost $8,462,569,086)				8,462,569,086

Certificates of Deposit–30.56%
Banco Bilbao Vizcaya Argentaria, S.A.	0.30%	04/16/10	100,000	100,001,276

Banco Bilbao Vizcaya Argentaria, S.A.	0.32%	05/12/10	100,000	100,001,997

Banco Bilbao Vizcaya Argentaria, S.A.	0.34%	05/17/10	100,000	100,000,000

Banco Bilbao Vizcaya Argentaria, S.A.	0.46%	06/17/10	200,000	200,002,990

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)

Banco Bilbao Vizcaya Argentaria, S.A. (United Kingdom)(b)	0.31%	07/06/10	$100,000	$100,003,522

Bank of Nova Scotia(e)	0.23%	12/06/10	200,000	200,000,000

BNP Paribas (United Kingdom)(b)	0.23%	04/07/10	250,000	250,002,568

BNP Paribas	0.28%	06/14/10	160,000	160,000,000

Credit Agricole Corporate & Investment Bank	0.17%	03/01/10	63,000	63,000,000

Credit Agricole Corporate & Investment Bank(e)	0.33%	10/26/10	100,000	100,000,000

Credit Agricole Corporate & Investment Bank	0.53%	03/01/10	100,000	100,000,000

Credit Agricole Corporate & Investment Bank	0.70%	09/10/10	200,000	200,000,000

Credit Agricole Corporate & Investment Bank	0.96%	08/09/10	100,000	100,000,000

Credit Agricole Corporate & Investment Bank	0.96%	08/16/10	100,000	100,000,000

Commonwealth Bank of Australia(b)	0.29%	04/09/10	100,000	100,000,000

Lloyds TSB Bank PLC	0.18%	04/08/10	400,000	400,000,000

Lloyds TSB Bank PLC	0.18%	04/19/10	140,000	140,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.22%	05/18/10	150,000	150,003,247

National Australia Bank Ltd. (United Kingdom)(b)	0.22%	05/10/10	125,000	125,002,429

Nordea Bank A.B.	0.17%	04/12/10	200,000	200,000,000

Nordea Bank A.B.	0.19%	05/10/10	300,000	300,000,000

Nordea Bank A.B.	0.20%	03/03/10	200,000	200,000,000

Rabobank Nederland(e)	0.23%	01/07/11	100,000	100,000,000

Rabobank Nederland	0.29%	04/09/10	200,000	200,000,000

Rabobank Nederland(e)	0.35%	03/12/10	200,000	200,000,000

Rabobank Nederland	0.52%	05/21/10	200,000	200,000,000

Rabobank Nederland	0.55%	10/26/10	100,000	100,003,302

Royal Bank of Canada(e)	0.23%	11/04/10	155,000	155,000,000

Royal Bank of Canada	0.30%	03/23/10	100,000	100,000,000

Royal Bank of Canada	0.38%	05/28/10	250,000	250,000,000

Royal Bank of Scotland PLC	0.18%	04/09/10	200,000	200,000,000

Royal Bank of Scotland PLC	0.19%	04/16/10	125,000	125,000,000

Royal Bank of Scotland PLC	0.19%	04/16/10	125,000	125,000,000

Royal Bank of Scotland PLC	0.20%	03/08/10	200,000	200,000,000

Royal Bank of Scotland PLC	0.20%	03/19/10	100,000	100,000,000

Royal Bank of Scotland PLC	0.20%	03/26/10	150,000	150,000,000

Societe Generale(e)(f)	0.10%	04/05/10	200,000	200,000,000

Societe Generale	0.23%	05/03/10	150,000	150,000,000

Societe Generale	0.26%	04/06/10	189,800	189,802,836

Svenska Handelsbanken A.B.	0.19%	04/06/10	200,000	200,000,000

Toronto-Dominion Bank(e)	0.23%	12/09/10	200,000	200,000,000

Toronto-Dominion Bank	0.26%	07/01/10	175,000	175,000,000

Toronto-Dominion Bank	0.32%	05/17/10	150,000	150,003,196

Toronto-Dominion Bank	0.55%	10/22/10	100,000	100,000,000

Toronto-Dominion Bank	0.65%	04/09/10	200,000	200,000,000

Westpac Banking Corp.(e)	0.19%	04/13/10	200,000	200,000,000

Total Certificates of Deposit (Cost $7,457,827,363)				7,457,827,363

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Variable Rate Demand Notes–19.43%(e)(f)
Credit Enhanced–17.07%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.23%	06/01/29	$200	$200,000

Alamogordo (City of), New Mexico (Gerald Champion Regional Medical Center); Series 2007 A, Ref. VRD Hospital Improvement RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/37	10,465	10,465,000

Alexandria (City of), Virginia Industrial Development Authority (American Academy of Otolaryngology-Head & Neck Surgery Foundation, Inc.); Series 2008 B, VRD Headquarters Facilities RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/38	6,310	6,310,000

Alexandria (City of), Virginia Industrial Development Authority; Series 1996 A, VRD Pooled Loan RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/26	2,400	2,400,000

Allegheny (County of), Pennsylvania Hospital Development Authority (Central Blood Bank); Series 1992, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(d)	0.19%	12/01/10	2,525	2,525,000

Allegheny (County of), Pennsylvania Industrial Development Authority (Longwood at Oakwood, Inc.); Series 2001 B, Ref. VRD Sr. Health and Housing Facilities RB (LOC–PNC Bank, N.A.)(d)	0.13%	07/01/27	4,800	4,800,000

Apache (County of), Industrial Development Authority (Tucson Electric Power Co.-Springerville); Series 1983 B, VRD IDR (LOC–Bank of New York Mellon)(d)	0.20%	12/15/18	8,900	8,900,000

Atlanta (City of), Georgia (Westside); Series 2001, VRD Tax Allocation Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	12/01/22	8,055	8,055,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.23%	10/01/33	105	105,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.17%	12/01/33	29,015	29,015,000

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	12/01/14	3,400	3,400,000

Beaver (County of), Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(b)(d)	0.18%	07/15/21	8,500	8,500,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(d)	0.25%	12/01/28	4,700	4,700,000

Boone (County of), Kentucky (Duke Energy Kentucky, Inc.); Series 2008 A, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(d)	0.16%	08/01/27	5,000	5,000,000

Brooke (County of), West Virginia County Commission (Bethany College); Series 2008 A, VRD Commercial Development RB (LOC–PNC Bank, N.A.)(d)	0.19%	12/01/37	4,050	4,050,000

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD IDR (LOC–PNC Bank, N.A.)(d)	0.17%	07/01/39	25,840	25,840,000

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	05/01/27	2,150	2,150,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	06/15/31	2,010	2,010,000

Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	06/15/31	2,685	2,685,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	10/01/32	25,150	25,150,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.19%	12/01/32	2,660	2,660,000

Charlotte (City of), North Carolina (NASCAR Hall of Fame Facilities); Series 2009 D, VRD Taxable COP (LOC–Bank of America, N.A.)(d)	0.24%	06/01/35	9,800	9,800,000

Chatham Capital Corp.; Series 2000, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(d)	0.23%	07/01/20	4,431	4,431,000

Chester (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2001, VRD IDR (LOC–Wells Fargo Bank, N.A.)(d)	0.15%	07/01/31	41,500	41,500,000

Chicago (City of), Illinois Board of Education;
Series 2009 B, Ref. VRD Unlimited Tax GO (LOC–U.S. Bank, N.A.)(d)	0.12%	03/01/31	10,000	10,000,000

Series 2009 C, Ref. VRD Unlimited Tax GO (LOC–U.S. Bank, N.A.)(c)(d)	0.12%	03/01/12	6,300	6,300,000

Series 2010 B, Ref. VRD Unlimited Tax GO (LOC–JPMorgan Chase Bank, N.A.)(d)	0.12%	03/01/36	18,000	18,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Clarke (County of), Virginia Industrial Development Authority (Grafton School, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	12/01/20	$4,090	$4,090,000

Cleveland (City of) -Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(d)	0.16%	01/01/33	24,875	24,875,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	07/01/22	2,000	2,000,000

Cobb (County of), Georgia Housing Authority (Post Apartment Homes, L.P.); Series 1995, VRD MFH RB (CEP–Federal National Mortgage Association)	0.19%	06/01/25	7,725	7,725,000

Cobb (County of), Georgia Housing Authority (Post Mill); Series 1995, VRD MFH RB (CEP–Federal National Mortgage Association)	0.19%	06/01/25	8,350	8,350,000

Cohasset (City of), Minnesota (Minnesota Power & Light Co.); Series 1997 A, Ref. VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	06/01/20	13,000	13,000,000

Collier (County of), Florida Health Facilities Authority (The Moorings, Inc.),
Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	12/01/24	9,275	9,275,000

Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/35	25,200	25,200,000

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.18%	11/01/38	3,545	3,545,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.18%	04/15/39	5,420	5,420,000

Colorado (State of) Educational & Cultural Facilities Authority (Lutheran Church Extension Fund-Missouri Synod Loan Program); Series 2008, VRD RB (LOC–Bank of America, N.A.)(d)	0.17%	05/15/38	7,300	7,300,000

Colorado (State of) Educational & Cultural Facilities Authority (Northwest University); Series 2007, VRD RB (LOC–Bank of America, N.A.)(d)	0.18%	09/01/37	4,800	4,800,000

Colorado (State of) Educational & Cultural Facilities Authority (Parker & Denver High Schools); Series 2006, VRD RB (LOC–Bank of America, N.A.)(d)	0.17%	12/01/36	3,000	3,000,000

Colorado (State of) Educational & Cultural Facilities Authority (Western Christian Schools); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.18%	07/01/39	4,875	4,875,000

Colorado (State of) Health Facilities Authority (Bethesda Living Centers); Series 1999, VRD RB (LOC–Bank of America, N.A.)(d)	0.18%	08/15/30	16,955	16,955,000

Colorado (State of) Housing & Finance Authority (Central Park LLC); Series 1996 C, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.17%	10/15/16	2,300	2,300,000

Colorado Springs (City of), Colorado (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(d)	0.22%	03/01/17	7,000	7,000,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD Obligation Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	03/15/23	6,050	6,050,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	01/01/21	9,205	9,205,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2005, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(d)	0.20%	07/01/35	13,875	13,875,000

Connecticut (State of) Health & Educational Facilities Authority (Lawrence & Memorial Hospital); Series 2004 E, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.15%	07/01/34	20,590	20,590,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	07/01/25	45,830	45,830,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	03/01/19	3,465	3,465,000

Crawford (City of), Texas Education Facilities Corp. (Concordia University Texas); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/37	20,555	20,555,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.15%	06/15/25	7,740	7,740,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

DeKalb, Newton, & Gwinnett (Counties of), Georgia Joint Development Authority (GGC Real Estate Parking I, LLC); Series 2007, VRD Incremental Draw RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/32	$5,385	$5,385,000

DeKalb, Newton, & Gwinnett (Counties of), Georgia Joint Development Authority (GPC Real Estate Student Support I, LLC); Series 2007, VRD Incremental Draw RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/35	19,125	19,125,000

Delaware (County of), Pennsylvania Industrial Development Authority (Resource Recovery Facility);
Series 1997 G, Ref. VRD IDR (CEP–General Electric Capital Corp.)	0.16%	12/01/31	6,355	6,355,000

Series 1997 G, Ref. VRD IDR (CEP–General Electric Capital Corp.)	0.16%	12/01/31	8,375	8,375,000

Series 1997 G, Ref. VRD IDR (CEP–General Electric Capital Corp.)	0.16%	12/01/31	8,235	8,235,000

Series 1997 G, Ref. VRD IDR (CEP–General Electric Capital Corp.)	0.16%	12/01/31	7,640	7,640,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	09/01/36	3,945	3,945,000

Delaware (State of) Economic Development Authority (Peninsula United Methodist Homes, Inc.); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(d)	0.13%	05/15/37	7,415	7,415,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	05/01/36	5,000	5,000,000

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	07/01/39	10,100	10,100,000

Denham Springs (City of), Louisiana Economic Development District (Bass Pro Shops);
Series 2007 A, VRD Sales Tax Increment RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	01/01/37	5,060	5,060,000

Series 2007 B, VRD Sales Tax Increment RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	01/01/37	29,850	29,850,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility RB (LOC–PNC Bank, N.A.)(d)	0.23%	11/01/30	1,770	1,770,000

District of Columbia (Hogar Hispano, Inc.); Series 2005, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	03/01/30	15,565	15,565,000

District of Columbia (John F. Kennedy Center for the Performing Arts); Series 2008, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	10/01/29	18,630	18,630,000

District of Columbia (National Association for the Education of Young Children); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	04/01/36	14,390	14,390,000

District of Columbia (The Field School, Inc.); Series 2001 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.18%	07/01/31	13,655	13,655,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	04/01/38	6,000	6,000,000

District of Columbia;
Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(c)(d)	0.20%	01/01/29	17,227	17,227,000

Series 2001 C, VRD Unlimited Tax GO (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	06/01/26	15,570	15,570,000

Series 2002 D, Ref. VRD Unlimited Tax GO (LOC–Wells Fargo Bank, N.A.)(d)	0.20%	07/01/31	36,995	36,995,000

Series 2008 C-1, Ref. VRD Unlimited Tax GO (LOC–TD Bank, N.A.)(d)	0.18%	06/01/27	5,000	5,000,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	06/01/27	78,553	78,553,000

Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(d)	0.14%	08/15/32	5,000	5,000,000

DuPage (County of), Illinois (Benet Academy Capital Building); Series 2000, VRD RB (LOC–Bank of America, N.A.)(c)(d)	0.20%	04/01/30	8,550	8,550,000

Eastern Michigan University Board of Regents; Series 2009 B, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.15%	03/01/49	15,000	15,000,000

Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	11/01/24	10,000	10,000,000

Emmaus (Borough of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.20%	03/01/30	20,000	20,000,000

Energy Northwest (Project No. 3); Series 2003-E, Ref. VRD Electric RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	07/01/17	44,075	44,075,000

Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)	0.18%	12/01/34	5,000	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Erie (City of), Pennsylvania Higher Education Building Authority (Mercyhurst College); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/23	$4,400	$4,400,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	06/01/37	9,565	9,565,000

Florida Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC–Wells Fargo Bank, N.A.)(d)	0.21%	02/01/35	2,595	2,595,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	05/15/31	5,780	5,780,000

Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(d)	0.19%	12/01/28	6,465	6,465,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank N.A.)(d)	0.16%	12/01/21	20,000	20,000,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(d)	0.29%	09/01/41	1,810	1,810,000

Fulton (County of), Georgia Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	04/01/28	3,470	3,470,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/23	4,965	4,965,000

Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)	0.20%	03/01/30	14,845	14,845,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(d)	0.16%	06/01/19	12,035	12,035,000

Green Lake (Township of), Michigan Economic Development Corp. (Interlochen Center For The Arts); Series 2004, Ref. VRD RB (LOC–Harris N.A.)(d)	0.14%	06/01/34	4,300	4,300,000

Gwinnett (County of), Georgia Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC–Bank of America, N.A.)(c)(d)	0.50%	12/01/18	900	900,000

Hamilton (County of), Ohio (Cincinnati Children’s Hospital Medical Center); Series 2007 N, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	05/15/37	10,000	10,000,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	06/01/27	20,897	20,897,000

Hannibal (City of), Missouri Industrial Development Authority (Hannibal Regional Hospital); Series 2007, VRD Health Facilities RB (LOC–Bank of America, N.A.)(d)	0.20%	08/01/27	7,740	7,740,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(d)	0.16%	11/01/25	16,175	16,175,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/24	25,000	25,000,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC–U.S. Bank, N.A.)(d)	0.19%	06/01/14	3,490	3,490,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)	0.17%	08/01/32	7,800	7,800,000

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	01/01/38	3,785	3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2003 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(d)	0.17%	11/15/12	11,145	11,145,000

Series 2005 E, VRD Hospital RB (LOC–Credit Agricole S.A.)(b)(d)	0.19%	11/15/35	8,000	8,000,000

Series 2006 B-3, Ref. VRD Hospital RB (LOC–U.S. Bank, N.A.)(d)	0.15%	11/15/31	42,935	42,935,000

Series 2007 B, VRD Hospital RB (LOC–Harris N.A.)(d)	0.17%	11/15/37	19,015	19,015,000

Houston (City of), Texas Independent School District; Series 2004, VRD Schoolhouse Limited Tax GO (CEP–Texas Permanent School Fund)	0.20%	06/15/31	30,175	30,175,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	10/01/14	4,980	4,980,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Idaho (State of) Health Facilities Authority (Pooled Financing Program); Series 1985, VRD ACES RB (LOC–U.S. Bank, N.A.)(d)	0.20%	10/01/10	$2,700	$2,700,000

Illinois (State of) Development Finance Authority (Chicago Shakespeare Theater); Series 1999, VRD RB (LOC–Bank of America, N.A.)(c)(d)	0.50%	01/01/19	4,100	4,100,000

Illinois (State of) Development Finance Authority (Chinese American Service League); Series 2002, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	08/01/24	3,625	3,625,000

Illinois (State of) Development Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–Bank of America, N.A.)(c)(d)	0.50%	10/01/17	3,750	3,750,000

Illinois (State of) Development Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(c)(d)	0.22%	03/01/22	5,000	5,000,000

Illinois (State of) Development Finance Authority (Village of Oak Park Residence Corp.); Series 2001, VRD RB (LOC–Bank of America, N.A.)(c)(d)	0.20%	07/01/41	13,000	13,000,000

Illinois (State of) Development Finance Authority (Window to the World Communications, Inc.); Series 2000, VRD RB (LOC–Bank of America, N.A.)(d)	0.23%	08/01/15	6,900	6,900,000

Illinois (State of) Educational Facilities Authority (Field Museum of Natural History);
Series 1998, VRD RB (LOC–Bank of America, N.A.)(d)	0.18%	11/01/32	11,900	11,900,000

Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	11/01/34	16,400	16,400,000

Illinois (State of) Educational Facilities Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.21%	06/01/29	3,400	3,400,000

Illinois (State of) Educational Facilities Authority (St. Xavier University); Series 2002 A, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	10/01/32	6,890	6,890,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–Northern Trust Co.)(d)	0.17%	04/01/38	4,200	4,200,000

Illinois (State of) Finance Authority (Commonwealth Edison Co.); Series 2008 D, Ref. VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	03/01/20	7,800	7,800,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	02/01/40	9,900	9,900,000

Series 2009 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	02/01/34	14,500	14,500,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.21%	08/01/28	2,000	2,000,000

Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	07/01/35	15,000	15,000,000

Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	11/15/37	35,800	35,800,000

Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	11/15/37	6,000	6,000,000

Illinois (State of) Finance Authority (Proctor Hospital); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A)(d)	0.17%	01/01/16	8,465	8,465,000

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	04/01/39	7,600	7,600,000

Series 2009 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	04/01/39	17,600	17,600,000

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC–Northern Trust Co.)(d)	0.17%	02/15/33	10,950	10,950,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	08/15/25	10,895	10,895,000

Illinois (State of) Health Facilities Authority (Riverside Health System); Series 1994, VRD RB (LOC–Bank of America, N.A.)(d)	0.19%	11/01/19	5,700	5,700,000

Independence (City of), Missouri Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(d)	0.20%	11/01/27	19,265	19,265,000

Indiana (State of) Finance Authority (Bethel College); Series 2007, VRD Educational Facilities RB (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/32	5,725	5,725,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	08/01/21	$7,550	$7,550,000

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(d)	0.17%	07/01/39	15,000	15,000,000

Indiana (State of) Finance Authority (Parkview Health System Obligated Group); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(d)	0.16%	11/01/39	32,990	32,990,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(d)	0.16%	11/01/37	18,560	18,560,000

Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	11/01/37	5,825	5,825,000

Indiana (State of) Health & Educational Facility Financing Authority (Howard Regional Health System); Series 2005, VRD Hospital RB (LOC–Harris N.A.)(d)	0.14%	01/01/35	9,800	9,800,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals);
Series 2000 A, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/28	7,300	7,300,000

Series 2000 B, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/28	6,075	6,075,000

Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–Federal National Mortgage Association)	0.15%	05/15/38	10,000	10,000,000

Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD Private College Facility RB (LOC–Bank of America, N.A.)(d)	0.20%	02/01/33	5,905	5,905,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2000, VRD Private College Facility RB (LOC–Bank of America, N.A.)(d)	0.15%	11/01/30	20,450	20,450,000

Jackson (City of), Tennessee Energy Authority; Series 2009, Ref. VRD Water System RB (LOC–U.S. Bank, N.A.)(d)	0.15%	12/01/23	19,000	19,000,000

Kalamazoo (City of), Michigan Hospital Finance Authority (Bronson Methodist Hospital); Series 2009 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	05/15/28	35,510	35,510,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	05/01/33	7,750	7,750,000

Lackawanna (County of), Pennsylvania Industrial Development Authority (Scranton Preparatory School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	07/01/36	7,715	7,715,000

Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	06/01/31	29,315	29,315,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Communities); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	12/01/39	10,000	10,000,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(d)	0.19%	08/02/38	2,050	2,050,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(d)	0.16%	03/01/38	10,470	10,470,000

Louisiana (State of); Series 2009 A-1, VRD Gasoline & Fuels Tax Second Lien RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	05/01/43	40,000	40,000,000

Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2002, VRD Auxiliary RB (LOC–BNP Paribas)(b)(d)	0.19%	07/01/32	10,590	10,590,000

Lucas (County of), Ohio (ProMedica Healthcare System);
Series 2008 A, VRD Hospital RB (LOC–UBS AG)(b)(d)	0.18%	11/15/34	44,500	44,500,000

Series 2008 B, VRD Hospital RB (LOC–UBS AG)(b)(d)	0.16%	11/15/40	27,955	27,955,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(d)	0.19%	09/01/28	2,480	2,480,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/26	3,390	3,390,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/14	4,820	4,820,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(d)	0.19%	05/01/27	$4,695	$4,695,000

Manatee (County of), Florida (St. Stephen’s Upper School); Series 2000, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	11/01/25	4,000	4,000,000

Maryland (State of) Department of Housing & Community Development Administration (Park View at Catonsville); Series 2007 B, VRD MFH Development RB (CEP–Federal Home Loan Mortgage Corp.)	0.21%	12/01/37	3,650	3,650,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(d)	0.18%	07/01/33	3,590	3,590,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	04/01/35	7,500	7,500,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	07/01/41	5,000	5,000,000

Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC–TD Bank, N.A.)(d)	0.20%	04/01/28	5,895	5,895,000

Massachusetts (State of) Development Finance Agency (Brooksby Village Inc.); Series 2004, VRD RB (LOC–Bank of America, N.A.)(d)	0.17%	07/01/32	54,670	54,670,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(d)	1.60%	10/01/38	15,745	15,745,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD RB (LOC–TD Bank, N.A.)(d)	0.25%	03/01/39	5,750	5,750,000

Massachusetts (State of) Health & Educational Facilities Authority (Falmouth Assisted Living, Inc.); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(d)	0.25%	11/01/26	3,000	3,000,000

Massachusetts (State of) Health & Educational Facilities Authority (Northeastern University); Series 2008 V, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.23%	10/01/30	3,745	3,745,000

Massachusetts (State of) Housing Finance Agency (Avalon at Crane Brook); Series 2006 A, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.23%	04/01/36	23,335	23,335,000

Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable Bonds (LOC–Bank of America, N.A.)(d)	0.29%	01/01/44	9,308	9,308,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	10/15/42	52,100	52,100,000

Michigan (State of) Higher Education Facilities Authority (Calvin College); Series 2007 A, Ref. VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	09/01/37	5,000	5,000,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	10/15/30	21,235	21,235,000

Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	10/15/30	16,180	16,180,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	10/15/38	34,575	34,575,000

Michigan (State of) Strategic Fund (The Roper School); Series 2002, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(c)(d)	0.50%	05/01/32	3,195	3,195,000

Middletown (City of), Ohio (Atrium Medical Center Obligated Group);
Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	11/15/39	21,000	21,000,000

Series 2008 B, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	11/15/39	19,375	19,375,000

Minneapolis (City of), Minnesota (Fairview Health Services); Series 2008 E, VRD Health Care System RB (LOC–Wells Fargo Bank, N.A.)(d)	0.15%	11/15/47	56,155	56,155,000

Minnesota (State of) Higher Education Facilities Authority (St. Olaf College); Series 2000 Five-H, VRD RB (LOC–Harris N.A.)(d)	0.14%	10/01/30	5,225	5,225,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Assoc. Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.18%	01/01/25	4,650	4,650,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.25%	12/15/29	9,350	9,350,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.20%	04/01/37	$1,500	$1,500,000

Mississippi (State of) Business Finance Corp. (Jackson State University Privatized Student Housing); Series 2002 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	01/01/33	14,500	14,500,000

Mississippi (State of) Business Finance Corp. (Waste Management, Inc.); Series 2007, VRD Solid Waste Disposal RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	07/01/17	4,500	4,500,000

Missouri (State of) Health & Educational Facilities Authority (Bethesda Health Group, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	08/01/41	7,300	7,300,000

Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund–Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC–Bank of America, N.A.)(d)	0.17%	07/01/29	7,645	7,645,000

Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital); Series 2008 A, VRD RB (LOC–UBS AG)(b)(d)	0.19%	05/15/32	15,920	15,920,000

Missouri-Illinois Metropolitan District Bi-State Development Agency (Metrolink Cross County Extension Project); Series 2005 A, VRD Sub. Mass Transit Sales Tax Appropriation Bonds (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	10/01/35	18,000	18,000,000

Mobile (City of), Alabama Downtown Redevelopment Authority (Austral USA, LLC); Series 2009, VRD RB (LOC–Westpac Banking Corp.)(b)(d)	0.18%	09/01/39	7,000	7,000,000

Mobile (City of), Alabama Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.); Series 2010 B, VRD RB (LOC–Deutsche Bank AG)(b)(d)	0.16%	02/01/40	2,995	2,995,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	01/01/36	52,500	52,500,000

Montgomery (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	11/01/38	27,000	27,000,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/38	1,875	1,875,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	08/15/31	2,625	2,625,000

Montgomery (County of), Tennessee Public Building Authority (Tennessee County Loan Pool); Series 1997, VRD Pooled Financing RB (LOC–Bank of America, N.A.)(c)(d)	0.24%	11/01/27	3,900	3,900,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities IDR (LOC–PNC Bank, N.A.)(d)	0.19%	06/01/25	8,500	8,500,000

Morton Grove (Village of), Illinois (Illinois Holocaust Museum & Educational Center); Series 2006, VRD Cultural Facility RB (LOC–Bank of America, N.A.)(d)	0.19%	12/01/41	4,250	4,250,000

Nashville (City of), & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.19%	07/15/36	6,825	6,825,000

New Hampshire (State of) Business Finance Authority (Alice Peck Day Health Systems Obligated Group); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(d)	0.18%	10/01/36	5,380	5,380,000

New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(d)	0.25%	02/01/28	900	900,000

New Jersey (State of) Educational Facilities Authority (Caldwell College); Series 2006 F, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.14%	07/01/32	19,700	19,700,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System Bonds (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	06/15/32	41,000	41,000,000

New Mexico (State of) Educational Assistance Foundation; Sr. Series 2009 A, VRD Education Loan Bonds (LOC–Royal Bank of Canada)(b)(d)	0.23%	11/01/28	3,000	3,000,000

New Mexico (State of) Finance Authority; Subseries 2008 B-2, Ref. VRD Sub. Lien State Transportation RB (LOC–UBS AG)(b)(d)	0.19%	12/15/26	62,000	62,000,000

New York (City of), New York Housing Development Corp. (155 West 21st Street Development); Series 2007 B, VRD Taxable MFH Rental RB (CEP–Federal National Mortgage Association)	0.20%	11/15/37	4,600	4,600,000

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	08/01/36	2,035	2,035,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Norfolk (City of), Virginia Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/34	$9,040	$9,040,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (Norfolk Housing, LLC-The District at ODU); Series 2009, VRD Taxable RB (LOC–Bank of America, N.A.)(d)	0.29%	09/01/39	28,505	28,505,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	04/01/27	3,345	3,345,000

North Carolina (State of) Capital Facilities Finance Agency (Mars Hill College); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	01/15/28	13,770	13,770,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/29	2,360	2,360,000

North Carolina (State of) Capital Facilities Finance Agency (Pfeiffer University); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(d)	0.20%	11/01/26	8,735	8,735,000

North Carolina (State of) Capital Facilities Finance Agency (Shaw University); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(d)	0.20%	10/01/26	9,715	9,715,000

North Carolina (State of) Capital Facilities Finance Agency (The O’Neal School); Series 2007, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	09/01/29	2,400	2,400,000

North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(d)	0.20%	06/01/31	8,385	8,385,000

North Carolina (State of) Educational Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(d)	0.22%	01/01/19	8,325	8,325,000

North Carolina (State of) Educational Facilities Finance Agency (Gardner-Webb University); Series 1997, VRD RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.18%	07/01/17	2,025	2,025,000

North Carolina (State of) Educational Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/17	7,810	7,810,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	11/15/28	11,615	11,615,000

North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	01/01/49	13,000	13,000,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	09/01/34	22,875	22,875,000

Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)	0.26%	11/01/35	2,045	2,045,000

Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(d)	0.23%	12/01/27	14,345	14,345,000

Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(d)	0.28%	12/01/27	270	270,000

Ohio (State of) (Ohio Dominican University); Series 2007, VRD Higher Educational Facility RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	12/01/37	8,940	8,940,000

Ohio (State of) (University Hospitals Health System, Inc.); Series 2008 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.14%	01/15/35	15,130	15,130,000

Ohio (State of) Air Quality Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2005-A, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(d)	0.22%	08/01/33	7,000	7,000,000

Ohio (State of) Higher Educational Facility Commission (Cleveland Institute of Music); Series 2005, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	05/01/30	2,500	2,500,000

Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.19%	11/01/30	8,365	8,365,000

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2005-B, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(d)	0.18%	01/01/34	9,395	9,395,000

Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/16	7,210	7,210,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.16%	08/01/34	25,920	25,920,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–Federal National Mortgage Association)	0.24%	10/15/38	$5,000	$5,000,000

Orlando (City of), & Orange (County of), Florida Expressway Authority; Subseries 2008 B-3, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.15%	07/01/40	71,400	71,400,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(d)	0.18%	07/01/32	19,495	19,495,000

Palm Beach (County of), Florida Housing Finance Authority (Emerald Bay Club Apartment); Series 2004, Ref. VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(d)	0.20%	06/01/30	5,500	5,500,000

Parma (City of), Ohio (PRL Corp.); Series 2006 B, VRD Taxable Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.25%	11/01/30	1,400	1,400,000

Parma (City of), Ohio (The Parma Community General Hospital Association);
Series 2006 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	11/01/29	4,370	4,370,000

Series 2006 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	11/01/30	9,475	9,475,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/30	4,700	4,700,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Messiah College); Series 2001 I-4, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	11/01/31	11,380	11,380,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.19%	05/01/20	2,050	2,050,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Washington & Jefferson College); Series 1999 E-5, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/29	6,100	6,100,000

Pennsylvania (State of) Higher Educational Facilities Authority (Saint Joseph’s University); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(d)	0.16%	11/01/37	2,500	2,500,000

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	02/01/34	6,960	6,960,000

Pennsylvania (State of) Turnpike Commission;
Series 2008 B-1, VRD Turnpike RB (LOC–Bank of America, N.A.)(d)	0.18%	12/01/38	22,075	22,075,000

Series 2008 B-3, VRD Turnpike RB (LOC–Bank of America, N.A.)(d)	0.18%	12/01/38	30,000	30,000,000

Pennsylvania (State of) Upper Dauphin Industrial Development Authority (United Church of Christ Homes, Inc.); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	12/01/26	8,325	8,325,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	10/01/29	4,600	4,600,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/27	23,700	23,700,000

Pitkin (County of), Colorado Industrial Development (Aspen Skiing Co.); Series 1994 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	04/01/16	2,100	2,100,000

Portland (City of), Oregon (The South Park Block); Series 1988 A, Ref. VRD MFH RB (LOC–Harris N.A.)(d)	0.16%	12/01/11	10,750	10,750,000

Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2006 B, Ref. VRD RB (LOC–Bank of America, N.A.)(d)	0.18%	04/01/28	23,310	23,310,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	07/01/26	3,910	3,910,000

R.G. Ray Corp.; Series 2000, VRD Taxable RB (LOC–Bank of America, N.A.)(d)	0.50%	01/01/15	1,580	1,580,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/39	8,165	8,165,000

Reno (City of), Nevada (ReTRAC–Reno Transportation Rail Access Corridor); Series 2008 A, Ref. VRD Sr. Lien Sales Tax RB (LOC–Bank of New York Mellon)(d)	0.14%	06/01/42	11,000	11,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	09/01/37	$9,670	$9,670,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	11/01/27	16,745	16,745,000

Richmond (County of), Georgia Development Authority (MCG Health, Inc.) Series 2008 A, VRD RB (LOC–UBS AG)(b)(d)	0.16%	07/01/37	26,225	26,225,000

Roswell (City of), Georgia Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(c)	0.18%	08/01/24	3,950	3,950,000

Rush Medical Foundation; Series 2006, VRD Sec. Promissory Notes (LOC–U.S. Bank, N.A.)(d)	0.24%	12/01/31	5,400	5,400,000

Saint Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(d)	0.26%	03/01/29	4,800	4,800,000

Series 2009-9 BB, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(d)	0.20%	03/01/29	3,000	3,000,000

Saint Petersburg (City of), Florida Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/33	12,000	12,000,000

Sarasota (County of), Florida (Sarasota Family YMCA, Inc.); Series 1999, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	10/01/21	3,260	3,260,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–Federal National Mortgage Association)	0.19%	06/01/25	2,800	2,800,000

Snohomish (County of), Washington Housing Authority (Autumn Chase Apartments); Series 2005, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/36	6,760	6,760,000

South Carolina (State of) State Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–Federal National Mortgage Association)	0.20%	11/15/35	7,465	7,465,000

South Carolina (State of) Jobs-Economic Development Authority (Porter-Gaud School); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	12/01/33	12,000	12,000,000

South Carolina (State of) Jobs-Economic Development Authority (Republic Services, Inc.); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	04/01/34	7,000	7,000,000

South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.17%	11/01/32	35,950	35,950,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	10/01/28	10,110	10,110,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	03/01/28	8,252	8,252,000

South Carolina (State of) Transportation Infrastructure Bank; Series 2003 B-3, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.16%	10/01/31	60,225	60,225,000

South Dakota (State of) Health & Educational Facilities Authority (Regional Health, Inc.); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	09/01/27	8,500	8,500,000

South Fulton (Region of), Georgia Municipal Regional Water & Sewer Authority; Series 2007, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	01/01/33	9,350	9,350,000

Southeastern Pennsylvania Transportation Authority; Series 2007, Ref. VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	03/01/22	19,075	19,075,000

South Louisiana Port Commission (Occidental Petroleum Corp.); Series 1996, Ref. VRD Port Facilities RB (LOC–Bank of New York Mellon)(d)	0.16%	07/01/18	17,000	17,000,000

St. Charles (County of), Missouri Public Water Supply District No. 2; Series 2005 A, VRD COP (LOC–Bank of America, N.A.)(d)	0.20%	12/01/33	14,070	14,070,000

St. Cloud (City of), Minnesota (CentraCare Health System); Series 2009 A, Ref. VRD Health Care RB (LOC–Bank of Nova Scotia)(b)(d)	0.16%	05/01/42	6,400	6,400,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.19%	06/01/38	10,000	10,000,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(d)	0.16%	11/15/43	12,000	12,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	04/15/27	$9,170	$9,170,000

Steamboat Springs (City of), Colorado Redevelopment Authority (Base Area Redevelopment); Series 2009, Ref. VRD Tax Increment & Improvement RB (LOC–U.S. Bank, N.A.)(d)	0.19%	12/01/29	8,750	8,750,000

Tampa (City of), Florida (Drug Abuse Comprehensive Coordinating Office, Inc.); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	08/01/35	16,325	16,325,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 C-4, Ref. VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/47	20,345	20,345,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Forth Worth Museum of Science & History); Series 2008, VRD Incremental Draw RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.18%	06/01/38	19,000	19,000,000

Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Airport Improvement RB (LOC–Societe Generale)(b)(d)	0.18%	07/01/19	15,400	15,400,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC–Bank of America, N.A.)(d)	0.22%	05/01/42	6,845	6,845,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.23%	07/01/26	40,350	40,350,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(d)	0.18%	09/01/38	17,200	17,200,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	12/01/38	32,500	32,500,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	08/01/35	16,225	16,225,000

Virginia (State of) Small Business Financing Authority (WoodFuels Virginia, LLC); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(d)	0.29%	10/01/24	1,500	1,500,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.21%	06/01/30	28,000	28,000,000

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(d)	0.20%	06/01/18	10,000	10,000,000

Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2009 B, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.16%	08/15/44	13,700	13,700,000

Washington (State of) Health Care Facilities Authority (National Healthcare, Research & Education Finance Corp.); Series 2000, VRD Lease RB (LOC–BNP Paribas)(b)(d)	0.16%	01/01/32	7,500	7,500,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.16%	11/15/39	33,000	33,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(d)	0.15%	10/01/30	21,700	21,700,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.19%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Holly Village Seniors, LP); Series 1999 A, VRD MFH RB (CEP–Federal National Mortgage Association)	0.25%	07/15/32	1,100	1,100,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)	0.21%	07/01/44	8,000	8,000,000

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–Federal National Mortgage Association)	0.22%	09/01/38	2,000	2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.19%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(d)	0.17%	10/01/19	3,375	3,375,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	04/01/43	28,500	28,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(d)	0.17%	01/01/30	$13,775	$13,775,000

Washington (State of) Housing Finance Commission (The Bush School); Series 2006, VRD Non-profit RB (LOC–Bank of America, N.A.)(d)	0.19%	04/01/34	10,370	10,370,000

Washington (State of) Housing Finance Commission (The Hearthstone); Series 2004, Ref. VRD Non-profit RB (LOC–Bank of America, N.A.)(d)	0.25%	12/01/29	4,040	4,040,000

Washington (State of) Housing Finance Commission (YMCA of Greater Seattle Program); Series 2007, VRD Non-profit RB (LOC–Bank of America, N.A.)(d)	0.19%	09/01/37	3,000	3,000,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 C, VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(d)	0.19%	07/01/27	6,285	6,285,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD IDR (LOC–PNC Bank, N.A.)(d)	0.19%	12/01/24	3,625	3,625,000

Winder (City of), Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	11/01/34	15,000	15,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	08/15/34	44,750	44,750,000

Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2006 C, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	04/01/28	12,500	12,500,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.21%	06/01/37	6,900	6,900,000

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.18%	06/01/39	5,000	5,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group); Series 2008 B, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	05/01/33	18,900	18,900,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC–U.S. Bank, N.A.)(d)	0.17%	12/01/33	19,200	19,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.15%	12/01/32	2,485	2,485,000

Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	12/01/24	5,400	5,400,000

Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	12/01/26	5,660	5,660,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	08/01/30	6,000	6,000,000

Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.15%	02/01/34	13,800	13,800,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	05/01/30	21,700	21,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.16%	06/01/39	16,000	16,000,000

				4,166,243,000

Other Variable Rate Demand Notes–2.36%
East Baton Rouge (Parish of), Louisiana (Exxon Corp.); Series 1993, Ref. VRD PCR	0.12%	03/01/22	30,650	30,650,000

Gulf Coast Waste Disposal Authority (Exxon Corp.);
Series 1995, Ref. VRD PCR	0.12%	06/01/20	25,000	25,000,000

Series 2002, VRD Environmental Facilities RB	0.13%	12/01/25	14,210	14,210,000

Harris (County of), Texas Industrial Development Corp., (Exxon Corp.);
Series 1984-B, VRD PCR	0.12%	03/01/24	26,100	26,100,000

Series 1984-B, VRD PCR	0.12%	03/01/24	24,800	24,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Other Variable Rate Demand Notes–(continued)

Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2007 A, VRD Gulf Opportunity Zone IDR	0.12%	12/01/30	$200,900	$200,900,000

Series 2007 B, VRD Gulf Opportunity Zone IDR	0.12%	12/01/30	60,700	60,700,000

Series 2007 C, VRD Gulf Opportunity Zone IDR	0.12%	12/01/30	61,000	61,000,000

University of Texas Board of Regents; Series 2008 B, VRD Financing System RB	0.13%	08/01/16	56,700	56,700,000

Valdez (City of), Alaska (BP Pipelines (Alaska) Inc.); Series 2003 A, Ref. VRD Marine Terminal RB(b)	0.11%	06/01/37	35,200	35,200,000

Valdez (City of), Alaska (Exxon Pipeline Co.); Series 1985, VRD Marine Terminal RB	0.12%	10/01/25	40,900	40,900,000

				576,160,000

Total Variable Rate Demand Notes (Cost $4,742,403,000)				4,742,403,000

Medium-Term Notes–4.70%
BBVA U.S. Senior S.A. Unipersonal, Sr. Unsec. Gtd. Unsub. Floating Rate Bonds(b)(c)(e)	0.30%	03/12/10	144,000	144,004,321

Bear Stearns Cos., Inc. Series B, Sr. Unsec. Unsub. Medium-Term Notes	5.85%	07/19/10	85,960	87,772,777

BP Capital Markets PLC, Sr. Unsec. Gtd. Unsub. Global Notes(b)	4.88%	03/15/10	33,350	33,408,212

European Investment Bank,
Sr. Unsec. Unsub. Global Notes(b)	4.13%	09/15/10	26,700	27,260,766

Sr. Unsec. Unsub. Global Notes(b)	4.63%	09/15/10	216,669	221,534,555

National Australia Bank (United Kingdom) Sr. Unsec. Unsub. Medium-Term Euro Notes(b)	5.13%	03/08/10	50,000	50,048,682

Rabobank Nederland,
Floating Rate Notes(b)(c)(e)	0.25%	03/16/11	50,000	50,000,000

Floating Rate Notes(b)(c)(e)	0.65%	05/19/10	104,700	104,765,197

Sr. Unsec. Putable Floating Rate Medium-Term Global Notes(b)(c)(e)(f)	0.25%	04/07/11	150,000	150,000,000

Royal Bank of Canada, Sr. Unsec. Unsub. Floating Rate Medium-Term Notes(e)	0.28%	06/08/10	104,000	104,022,911

Westpac Banking Corp., Sr. Unsec. Unsub. Floating Rate Deposit Notes(b)(c)(e)	0.29%	03/02/11	175,000	175,000,000

Total Medium-Term Notes (Cost $1,147,817,421)				1,147,817,421

Time Deposits–4.33%
Alliance & Leicester PLC(b)	0.30%	12/25/10	250,000	250,000,000

Barclays Bank PLC (Cayman Islands)(b)	0.10%	03/01/10	408,009	408,009,131

BNP Paribas (Cayman Islands)(b)	0.10%	03/01/10	400,000	400,000,000

Total Time Deposits (Cost $1,058,009,131)				1,058,009,131

U.S. Government Sponsored Agency Securities–1.56%
Federal Home Loan Bank (FHLB)–1.15%
Unsec. Floating Rate Bonds(e)	0.36%	05/12/10	130,000	130,000,000

Unsec. Floating Rate Bonds(e)	0.28%	05/21/10	100,000	100,000,000

Unsec. Floating Rate Bonds(e)	0.32%	06/01/10	50,000	50,000,000

				280,000,000

Federal Home Loan Mortgage Corp. (FHLMC)–0.41%
Unsec. Floating Rate Global Notes(e)	0.15%	07/12/10	100,000	100,000,000

Total U.S. Government Sponsored Agency Securities (Cost $380,000,000)				380,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–95.25% (Cost $23,248,626,001)				23,248,626,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Short-Term Investments Trust

Liquid Assets Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–4.36%(g)
Barclays Capital Inc., Joint agreement dated 02/26/10, aggregate maturing value of $381,550,297 (collateralized by U.S. Government sponsored agency obligations valued at $389,179,888; 0%-5.05%, 08/10/12-02/20/29)	0.12%	03/01/10	$293,040,888	$293,037,958

BNP Paribas Securities Corp., Joint agreement dated 02/26/10, aggregate maturing value $1,430,011,917 (collateralized by U.S. Treasury obligations valued at $1,458,600,048; 0.75%-2.75%, 12/31/10-02/29/16)	0.10%	03/01/10	241,284,102	241,282,091

BNP Paribas Securities Corp., Joint agreement dated 02/26/10, aggregate maturing value $500,005,000 (collateralized by a U.S. Treasury obligation valued at $510,000,016; 3.63%, 08/15/19)	0.12%	03/01/10	239,804,704	239,802,306

Wells Fargo Securities, LLC, Joint agreement dated 02/26/10, aggregate maturing value $1,000,020,000 (collateralized by Corporate obligations valued at $1,050,000,000; 0%-7.88%, 03/01/10-02/12/51)	0.24%	03/01/10	290,005,800	290,000,000

Total Repurchase Agreements (Cost $1,064,122,355)				1,064,122,355

TOTAL INVESTMENTS(h)(i)–99.61% (Cost $24,312,748,356)				24,312,748,356

OTHER ASSETS LESS LIABILITIES–0.39%				94,780,943

NET ASSETS–100.00%				$24,407,529,299

Investment Abbreviations:

ACES	– Automatically Convertible Extendable Security
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
GO	– General Obligation Bonds
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
Unsub.	– Unsubordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 10.49%; United Kingdom: 9.49%; other countries less than 5% each: 19.56%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2010 was $7,298,108,769, which represented 29.90% of the Fund’s Net Assets.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.
(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(g)	Principal amount equals value at period end. See Note 1K.
(h)	Also represents cost for federal income tax purposes.
(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Short-Term Investments Trust

Schedule of Investments

February 28, 2010
(Unaudited)

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–60.73%(a)
Asset-Backed Securities–Consumer Receivables–11.43%
Amsterdam Funding Corp.(b)	0.16%	03/19/10	$50,000	$49,996,000

Amsterdam Funding Corp.(b)	0.17%	04/06/10	76,000	75,987,080

Bryant Park Funding LLC(b)	0.16%	03/17/10	118,250	118,241,591

Sheffield Receivables Corp.(b)	0.18%	04/15/10	106,000	105,976,150

Thunder Bay Funding, LLC(b)	0.18%	04/13/10	60,089	60,076,081

				410,276,902

Asset-Backed Securities–Fully Supported Bank–17.38%
Concord Minutemen Capital Co., LLC–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)	0.40%	04/06/10	170,300	170,231,880

Crown Point Capital Co., LLC–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)	0.40%	04/09/10	66,000	65,971,400

Grampian Funding Ltd./LLC
(CEP–Lloyds TSB Bank PLC)(b)(c)	0.24%	04/06/10	118,000	117,971,680

(CEP–Lloyds TSB Bank PLC)(b)(c)	0.27%	03/05/10	60,000	59,998,200

Lexington Parker Capital Co., LLC
(Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)	0.40%	03/09/10	115,000	114,989,778

(Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)	0.40%	04/09/10	55,000	54,976,166

LMA-Americas LLC (CEP–Credit Agricole S.A.)(b)(c)	0.18%	04/14/10	40,000	39,991,200

				624,130,304

Asset-Backed Securities–Multi-Purpose–10.53%
Atlantic Asset Securitization LLC(b)	0.18%	04/09/10	90,000	89,982,937

Atlantic Asset Securitization LLC(b)	0.18%	04/20/10	75,000	74,981,250

Mont Blanc Capital Corp.(b)(c)	0.17%	03/09/10	40,000	39,998,489

Mont Blanc Capital Corp.(b)(c)	0.17%	03/10/10	50,000	49,997,875

Regency Markets No. 1, LLC(b)(c)	0.18%	03/17/10	65,000	64,994,800

Regency Markets No. 1, LLC(b)(c)	0.18%	03/22/10	58,000	57,993,910

				377,949,261

Asset-Backed Securities–Securities–8.73%
Aspen Funding Corp.(b)	0.18%	03/19/10	70,000	69,993,700

Newport Funding Corp.(b)	0.18%	03/19/10	94,400	94,391,504

Newport Funding Corp.(b)	0.18%	03/22/10	50,000	49,994,750

Solitaire Funding Ltd./LLC(b)(c)	0.20%	03/05/10	50,000	49,998,889

Tempo Finance Ltd./Corp.(b)(c)	0.18%	03/15/10	49,000	48,996,570

				313,375,413

Diversified Banks–2.78%
ING (U.S.) Funding LLC(c)	0.16%	03/05/10	100,000	99,998,222

Integrated Oil & Gas–4.87%
Total Capital S.A.(b)(c)	0.15%	03/15/10	175,000	174,989,792

Life & Health Insurance–5.01%
Metlife Short Term Funding LLC(b)	0.19%	03/02/10	60,000	59,999,683

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Life & Health Insurance–(continued)

Metlife Short Term Funding LLC(b)	0.19%	03/04/10	$50,000	$49,999,208

Metlife Short Term Funding LLC(b)	0.19%	03/24/10	40,000	39,995,145

Metlife Short Term Funding LLC(b)	0.19%	04/01/10	30,000	29,995,092

				179,989,128

Total Commercial Paper (Cost $2,180,709,022)				2,180,709,022

Variable Rate Demand Notes–12.82%(d)
Credit Enhanced–12.82%
Allegheny (County of), Pennsylvania Hospital Development Authority (The Children’s Home of Pittsburgh); Series 2006 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	06/01/35	6,300	6,300,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(b)(e)	0.19%	10/01/25	4,740	4,740,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	12/01/28	5,600	5,600,000

Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.26%	12/15/34	3,130	3,130,000

Butler (County of), Ohio (LifeSphere); Series 2007, VRD Healthcare Facilities Improvement RB (LOC–U.S. Bank, N.A.)(e)	0.19%	05/01/30	3,530	3,530,000

Butler (County of), Pennsylvania General Authority (New Castle Area School District); Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	03/01/29	3,040	3,040,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.16%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.16%	06/01/37	25,800	25,800,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	12/01/39	12,000	12,000,000

Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.20%	06/01/15	3,800	3,800,000

Colorado (State of) Health Facilities Authority (Exempla, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.16%	01/01/39	7,800	7,800,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.20%	03/01/34	8,725	8,725,000

Dutchess (County of), New York Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	10/01/32	2,900	2,900,000

Emmaus (Borough of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.20%	03/01/30	16,400	16,400,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–Federal National Mortgage Association)	0.19%	11/15/35	10,990	10,990,000

Hamilton (County of), Ohio (Drake Center, Inc.); Series 1999 A, VRD Hospital Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.20%	06/01/19	5,475	5,475,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.16%	11/01/25	16,195	16,195,000

Haverford (Township of), Pennsylvania School District; Series 2009, VRD Limited Tax GO (LOC–TD Bank, N.A.)(e)	0.20%	03/01/30	3,000	3,000,000

Illinois (State of) Development Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(e)	0.18%	12/01/28	8,500	8,500,000

Illinois (State of) Development Finance Authority (Museum of Contemporary Art); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A. & Northern Trust Co.)(e)	0.21%	02/01/29	9,100	9,100,000

Indiana (State of) Development Finance Authority (Indiana Historical Society, Inc.); Series 1997, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(b)(e)	0.21%	08/01/31	14,900	14,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	07/15/33	$3,830	$3,830,000

Kansas City (City of), Missouri Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	12/01/32	19,000	19,000,000

Lorain (County of), Ohio (EMH Regional Medical Center); Series 2008, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	11/01/21	5,710	5,710,000

Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing, LLC); Series 2000 A, VRD MFH RB (CEP–Federal National Mortgage Association)	0.26%	04/15/30	4,775	4,775,000

Michigan (State of) Strategic Fund (Evangelical Homes of Michigan); Series 2008, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	05/01/37	9,800	9,800,000

Mississippi (State of) Business Finance Corp. (Petal Gas Storage, LLC); Series 2007, VRD Gulf Opportunity Zone IDR (LOC–Deutsche Bank AG)(c)(e)	0.17%	08/01/34	19,000	19,000,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.17%	12/01/31	28,000	28,000,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.18%	05/01/26	4,300	4,300,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	02/15/34	3,695	3,695,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	01/01/24	34,500	34,500,000

New York (State of) Dormitory Authority (St. John’s University); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	07/01/30	39,000	39,000,000

Northeastern Pennsylvania (Region of) Hospital & Education Authority (Danville Area School District); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	05/01/38	7,000	7,000,000

Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.19%	06/01/23	7,260	7,260,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–Federal National Mortgage Association)	0.24%	10/15/38	5,600	5,600,000

Pell City (City of), Alabama Special Care Facilities Financing Authority (Noland Health Services, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.20%	12/01/39	3,000	3,000,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-J.C. Blair Memorial Hospital); Series 2007 A-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	03/01/19	3,185	3,185,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	05/01/34	3,000	3,000,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(c)(e)	0.20%	03/01/36	11,000	11,000,000

St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(b)(e)	0.39%	10/01/21	6,155	6,155,000

Volusia (County of), Florida Health Facilities Authority (Southwest Volusia Healthcare Corp.); Series 1994 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	11/15/23	10,875	10,875,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.16%	11/15/39	14,000	14,000,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.26%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Panorama City); Series 1997, Ref. VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	01/01/27	6,600	6,600,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.26%	09/15/20	2,880	2,880,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	12/01/36	$11,000	$11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	03/01/36	6,500	6,500,000

Total Variable Rate Demand Notes (Cost $460,455,000)				460,455,000

Certificates of Deposit–4.88%
Royal Bank of Scotland PLC	0.19%	03/15/10	75,000	75,000,000

Royal Bank of Scotland PLC	0.20%	03/19/10	100,000	100,000,000

Total Certificates of Deposit (Cost $175,000,000)				175,000,000

U.S. Government Sponsored Agency Securities–0.56%
Federal Home Loan Bank (FHLB)–0.56%
Unsec. Disc. Notes(a) (Cost $20,000,000)	0.06%	03/01/10	20,000	20,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–78.99% (Cost $2,836,164,022)				2,836,164,022

			Repurchase
			Amount
Repurchase Agreements–21.86%(f)
Banc of America Securities LLC, Joint agreement dated 02/26/10, aggregate maturing value $250,005,417 (collateralized by Corporate and U.S. Government sponsored agency obligations valued at $262,500,000; 0%-5.41%, 11/01/21-09/20/56)	0.26%	03/01/10	180,003,900	180,000,000

BNP Paribas Securities Corp., Joint agreement dated 02/26/10, aggregate maturing value $392,010,453 (collateralized by Corporate, U.S. Government sponsored agency and U.S. Treasury obligations valued at $400,744,150; 0%-7.97%, 01/31/12-08/25/45)(c)	0.32%	03/01/10	180,004,800	180,000,000

Goldman, Sachs & Co., Joint agreement dated 02/26/10, aggregate maturing value $500,004,583 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,213; 0%-3.00%, 08/13/10-06/09/14)	0.11%	03/01/10	255,032,503	255,030,165

Wells Fargo Securities LLC, Joint agreement dated 02/26/10, aggregate maturing value $1,000,020,000 (collateralized by Corporate obligations valued at $1,050,000,000; 0%-7.88%, 03/01/10-02/12/51)	0.24%	03/01/10	170,003,400	170,000,000

Total Repurchase Agreements (Cost $785,030,165)				785,030,165

TOTAL INVESTMENTS(g)(h)–100.85% (Cost $3,621,194,187)				3,621,194,187

OTHER ASSETS LESS LIABILITIES–(0.85)%				(30,521,442)

NET ASSETS–100.00%				$3,590,672,745

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Disc.	– Discounted
GO	– General Obligation Bonds
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2010 was $2,106,505,800, which represented 58.67% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 11.00%; United Kingdom: 9.77%; Netherlands: 6.66%; other countries less than 5% each: 0.84%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Short-Term Investments Trust

STIC Prime Portfolio

(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1K.
(g)	Also represents cost for federal income tax purposes.
(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Bank of America, N.A.	5.0%

BNP Paribas	5.0

MetLife Short Term Funding LLC	5.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Short-Term Investments Trust

Schedule of Investments

February 28, 2010
(Unaudited)

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–45.25%
U.S. Treasury Bills–44.90%(a)
U.S. Treasury Bills	0.24%	03/04/10	$315,000	$314,993,700

U.S. Treasury Bills	0.20%	03/18/10	200,000	199,981,111

U.S. Treasury Bills	0.18%	03/11/10	75,000	74,996,276

U.S. Treasury Bills	0.22%	03/11/10	200,000	199,987,500

U.S. Treasury Bills	0.23%	03/11/10	150,000	149,990,417

U.S. Treasury Bills	0.20%	04/01/10	265,000	264,954,361

U.S. Treasury Bills	0.21%	04/01/10	200,000	199,963,833

U.S. Treasury Bills	0.51%	04/01/10	150,000	149,934,125

U.S. Treasury Bills	0.15%	04/08/10	200,000	199,968,333

U.S. Treasury Bills	0.10%	04/22/10	155,040	155,017,605

U.S. Treasury Bills	0.10%	04/22/10	100,000	99,985,483

U.S. Treasury Bills	0.17%	04/22/10	250,000	249,937,708

U.S. Treasury Bills	0.15%	05/06/10	200,000	199,943,167

U.S. Treasury Bills	0.16%	05/06/10	300,000	299,912,000

U.S. Treasury Bills	0.15%	05/13/10	200,000	199,938,964

U.S. Treasury Bills	0.17%	05/13/10	300,000	299,899,625

U.S. Treasury Bills	0.16%	05/20/10	300,000	299,892,000

U.S. Treasury Bills	0.15%	06/03/10	150,000	149,943,208

U.S. Treasury Bills	0.15%	06/03/10	150,000	149,941,054

U.S. Treasury Bills	0.15%	06/10/10	150,000	149,934,981

U.S. Treasury Bills	0.22%	06/10/10	200,000	199,873,750

U.S. Treasury Bills	0.11%	06/17/10	100,000	99,967,000

U.S. Treasury Bills	0.26%	06/17/10	150,000	149,885,250

U.S. Treasury Bills	0.10%	07/01/10	200,000	199,929,172

U.S. Treasury Bills	0.21%	07/01/10	200,000	199,857,667

U.S. Treasury Bills	0.12%	07/08/10	100,000	99,957,000

U.S. Treasury Bills	0.16%	07/08/10	250,000	249,854,427

U.S. Treasury Bills	0.14%	07/15/10	150,000	149,923,217

U.S. Treasury Bills	0.28%	07/15/10	100,000	99,894,033

U.S. Treasury Bills	0.14%	07/22/10	275,000	274,849,801

U.S. Treasury Bills	0.17%	08/05/10	150,000	149,892,063

U.S. Treasury Bills	0.17%	08/12/10	150,000	149,883,492

U.S. Treasury Bills	0.17%	08/12/10	150,000	149,880,417

U.S. Treasury Bills	0.17%	08/19/10	200,000	199,836,600

U.S. Treasury Bills	0.23%	08/26/10	100,000	99,883,806

U.S. Treasury Bills	0.32%	11/18/10	150,000	149,656,125

U.S. Treasury Bills	0.36%	11/18/10	150,000	149,607,000

U.S. Treasury Bills	0.41%	12/16/10	150,000	149,504,583

U.S. Treasury Bills	0.32%	01/13/11	100,000	99,715,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Short-Term Investments Trust

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Bills–(continued)

U.S. Treasury Bills	0.33%	02/10/11	$100,000	$99,682,833

U.S. Treasury Bills	0.36%	02/10/11	70,000	69,760,828

				7,200,409,640

U.S. Treasury Notes–0.35%
U.S. Treasury Notes	0.88%	02/28/11	55,000	55,250,118

Total U.S. Treasury Securities (Cost $7,255,659,758)				7,255,659,758

TOTAL INVESTMENTS (excluding Repurchase Agreements)–45.25% (Cost $7,255,659,758)				7,255,659,758

			Repurchase
			Amount
Repurchase Agreements–54.76%(b)
Banc of America Securities LLC, Agreement dated 02/26/10, maturing value $450,440,163 (collateralized by U.S. Treasury obligations valued at $459,445,219; 1.38%-1.50%, 07/15/12-11/15/12)	0.10%	03/01/10	450,440,163	450,436,409

Barclays Capital Inc., Agreement dated 02/26/10, maturing value of $300,002,500 (collateralized by U.S. Treasury obligations valued at $306,000,004; 2.00%-4.00%, 09/30/10-08/15/18)	0.10%	03/01/10	300,002,500	300,000,000

Barclays Capital Inc., Agreement dated 02/26/10, maturing value of $500,004,167 (collateralized by U.S. Treasury obligations valued at $510,000,051; 4.13%-4.38%, 08/15/12-08/31/12)	0.10%	03/01/10	500,004,167	500,000,000

Barclays Capital Inc., Term agreement dated 01/20/10, maturing value of $465,085,250 (collateralized by U.S. Treasury obligations valued at $474,300,113; 0.88%-4.00%, 04/30/11-02/15/15)	0.12%	03/16/10	465,085,250	465,000,000

Barclays Capital Inc., Term agreement dated 02/09/10, maturing value of $250,021,389 (collateralized by U.S. Treasury obligations valued at $255,000,009; 1.38%-4.00%, 10/15/12-02/15/15)	0.11%	03/09/10	250,021,389	250,000,000

Barclays Capital Inc., Term agreement dated 02/22/10, maturing value of $500,042,778 (collateralized by U.S. Treasury obligations valued at $510,000,093; 0%-6.13%, 06/17/10-11/15/27)	0.11%	03/22/10	500,042,778	500,000,000

BNP Paribas Securities Corp., Joint agreement dated 02/26/10, aggregate maturing value $1,430,011,917 (collateralized by U.S. Treasury obligations valued at $1,458,600,048; 0.75%-2.75%, 12/31/10-02/29/16)	0.10%	03/01/10	401,057,000	401,053,658

BNP Paribas Securities Corp., Term agreement dated 01/22/10, maturing value $465,075,950 (collateralized by U.S. Treasury obligations valued at $474,300,040; 1.38%-3.63%, 01/15/14-02/15/40)	0.12%	03/12/10	465,075,950	465,000,000

CIBC World Markets Corp., Agreement dated 02/26/10, maturing value $100,000,833 (collateralized by U.S. Treasury obligations valued at $102,010,183; 0.88%-4.63%, 03/31/10-02/15/40)	0.10%	03/01/10	100,000,833	100,000,000

Credit Suisse Securities (USA) LLC, Agreement dated 02/26/10, maturing value $350,002,917 (collateralized by U.S. Treasury obligations valued at $357,001,945; 5.00%-8.13%, 05/15/21-05/15/37)	0.10%	03/01/10	350,002,917	350,000,000

Credit Suisse Securities (USA) LLC, Term agreement dated 01/14/10, maturing value $500,125,000 (collateralized by U.S. Treasury obligations valued at $510,002,028; 3.50%-10.63%, 08/15/15-08/15/39)	0.10%	04/14/10	500,125,000	500,000,000

Deutsche Bank Securities Inc., Agreement dated 02/26/10, maturing value $250,002,083 (collateralized by U.S. Treasury obligations valued at $255,000,052; 0%-2.25%, 06/10/10-01/31/15)	0.10%	03/01/10	250,002,083	250,000,000

Deutsche Bank Securities Inc., Term agreement dated 02/11/10, maturing value $250,023,681 (collateralized by a U.S. Treasury obligation valued at $255,000,019; 2.75%, 02/15/19)	0.11%	03/15/10	250,023,681	250,000,000

HSBC Securities (USA) Inc., Agreement dated 02/26/10, maturing value $1,000,008,333 (collateralized by U.S. Treasury obligations valued at $1,020,003,336; 0%-3.13%, 03/04/10-01/31/17)	0.10%	03/01/10	1,000,008,333	1,000,000,000

HSBC Securities (USA) Inc., Agreement dated 02/26/10, maturing value $300,002,000 (collateralized by U.S. Treasury obligations valued at $306,001,113; 0%-3.88%, 04/15/10-02/15/40)	0.08%	03/01/10	300,002,000	300,000,000

JPMorgan Securities Inc., Agreement dated 02/26/10, maturing value $250,002,083 (collateralized by a U.S. Treasury obligation valued at $255,004,204; 3.63%, 08/15/19)	0.10%	03/01/10	250,002,083	250,000,000

RBC Capital Markets Corp., Agreement dated 02/26/10, maturing value of $350,002,625 (collateralized by U.S. Treasury obligations valued at $357,000,095; 0%, 05/27/10-08/26/10)	0.09%	03/01/10	350,002,625	350,000,000

RBS Securities Inc., Agreement dated 02/26/10, maturing value $750,006,875 (collateralized by U.S. Treasury obligations valued at $765,001,902; 1.38%-4.50%, 07/15/12-02/15/39)	0.11%	03/01/10	750,006,875	750,000,000

Societe Generale, Agreement dated 02/26/10, maturing value $750,006,250 (collateralized by U.S. Treasury obligations valued at $765,000,061; 0%-8.75%, 03/18/10-05/15/38)	0.10%	03/01/10	750,006,250	750,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Short-Term Investments Trust

Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)

UBS Securities LLC, Term agreement dated 02/08/10, maturing value $350,037,917 (collateralized by a U.S. Treasury obligation valued at $357,000,705; 3.25%, 12/31/16)	0.13%	03/11/10	$350,037,917	$350,000,000

Wells Fargo Securities, LLC, Agreement dated 02/26/10, maturing value $250,002,083 (collateralized by U.S. Treasury obligations valued at $255,000,025; 1.00%-6.00%, 12/31/11-02/15/26)	0.10%	03/01/10	250,002,083	250,000,000

Total Repurchase Agreements (Cost $8,781,490,067)				8,781,490,067

TOTAL INVESTMENTS(c)–100.01% (Cost $16,037,149,825)				16,037,149,825

OTHER ASSETS LESS LIABILITIES–(0.01)%				(808,214)

NET ASSETS–100.00%				$16,036,341,611

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1K.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Short-Term Investments Trust

Schedule of Investments

February 28, 2010
(Unaudited)

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–48.43%
Federal Farm Credit Bank (FFCB)–4.29%
Disc. Notes(a)	0.50%	03/30/10	$60,000	$59,975,833

Floating Rate Bonds(b)	0.12%	08/17/10	150,000	149,996,472

Floating Rate Bonds(b)	0.17%	11/17/10	100,000	100,000,474

Floating Rate Bonds(b)	0.17%	04/14/11	60,000	59,986,339

Floating Rate Bonds(b)	0.16%	12/16/11	75,000	74,996,635

Unsec. Floating Rate Bonds(b)	0.15%	07/13/10	25,000	25,000,000

				469,955,753

Federal Home Loan Bank (FHLB)–13.85%
Unsec. Bonds	0.92%	04/09/10	60,000	60,026,275

Unsec. Bonds	0.55%	06/03/10	25,000	25,000,000

Unsec. Bonds	0.55%	06/04/10	110,000	110,087,871

Unsec. Bonds	0.55%	06/10/10	55,000	54,982,041

Unsec. Disc. Notes(a)	1.04%	03/03/10	50,000	49,997,111

Unsec. Disc. Notes(a)	0.17%	04/26/10	115,000	114,968,695

Unsec. Disc. Notes(a)	0.48%	05/05/10	80,000	79,930,667

Unsec. Floating Rate Bonds(b)	0.80%	03/19/10	150,000	149,998,505

Unsec. Floating Rate Bonds(b)	0.26%	05/28/10	50,000	50,017,448

Unsec. Floating Rate Bonds(b)	0.62%	11/08/10	25,000	25,084,850

Unsec. Floating Rate Bonds(b)	0.14%	11/18/10	125,000	124,966,064

Unsec. Floating Rate Bonds(b)	0.12%	05/16/11	125,000	124,984,611

Unsec. Floating Rate Bonds(b)	0.25%	05/25/11	150,000	150,000,000

Unsec. Floating Rate Bonds(b)	0.15%	05/26/11	75,000	75,000,000

Unsec. Floating Rate Global Bonds(b)	0.10%	07/09/10	25,000	24,995,692

Unsec. Floating Rate Global Bonds(b)	0.25%	06/21/11	150,000	149,960,811

Unsec. Global Bonds	0.50%	10/19/10	80,000	79,997,159

Unsec. Global Bonds	3.38%	10/20/10	65,000	66,246,020

				1,516,243,820

Federal Home Loan Mortgage Corp. (FHLMC)–17.64%
Global Notes	2.38%	05/28/10	100,000	100,518,364

Unsec. Disc. Notes(a)	0.26%	03/01/10	80,000	80,000,000

Unsec. Disc. Notes(a)	0.24%	03/08/10	100,000	99,995,333

Unsec. Disc. Notes(a)	0.26%	03/15/10	125,000	124,987,361

Unsec. Disc. Notes(a)	0.26%	03/22/10	100,000	99,984,833

Unsec. Disc. Notes(a)	0.29%	04/15/10	100,000	99,963,750

Unsec. Disc. Notes(a)	0.21%	04/19/10	75,000	74,978,562

Unsec. Disc. Notes(a)	0.22%	04/20/10	75,000	74,977,083

Unsec. Disc. Notes(a)	0.17%	04/26/10	100,000	99,973,556

Unsec. Disc. Notes(a)	0.18%	05/11/10	75,000	74,973,375

Unsec. Disc. Notes(a)	0.43%	05/17/10	95,000	94,911,610

Unsec. Disc. Notes(a)	0.21%	05/18/10	110,000	109,949,950

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Unsec. Disc. Notes(a)	0.19%	05/24/10	$70,000	$69,968,967

Unsec. Disc. Notes(a)	0.22%	05/25/10	100,000	99,948,056

Unsec. Disc. Notes(a)	0.25%	06/21/10	115,000	114,910,556

Unsec. Disc. Notes(a)	0.18%	07/08/10	100,000	99,937,292

Unsec. Disc. Notes(a)	0.19%	07/13/10	30,000	29,978,783

Unsec. Disc. Notes(a)	0.25%	09/14/10	97,545	97,411,553

Unsec. Floating Rate Global Notes(b)	0.15%	07/12/10	100,000	100,000,000

Unsec. Floating Rate Global Notes(b)	0.16%	05/04/11	60,000	59,985,885

Unsec. Floating Rate MTN(b)	0.33%	03/09/11	30,000	30,040,554

Unsec. Floating Rate MTN(b)	0.18%	08/05/11	60,000	60,002,938

Unsec. Global MTN	3.25%	07/16/10	33,775	34,165,365

				1,931,563,726

Federal National Mortgage Association (FNMA)–12.65%
Unsec. Disc. Notes(a)	0.13%	03/05/10	100,000	99,998,556

Unsec. Disc. Notes(a)	0.16%	04/06/10	100,000	99,984,000

Unsec. Disc. Notes(a)	0.18%	05/05/10	115,000	114,962,625

Unsec. Disc. Notes(a)	0.16%	05/12/10	118,052	118,014,223

Unsec. Disc. Notes(a)	0.19%	05/25/10	80,000	79,964,111

Unsec. Disc. Notes(a)	0.25%	07/19/10	50,000	49,951,389

Unsec. Disc. Notes(a)	0.21%	08/09/10	100,000	99,906,083

Unsec. Disc. Notes(a)	0.25%	08/16/10	50,000	49,941,667

Unsec. Disc. Notes(a)	0.27%	08/16/10	75,000	74,905,500

Unsec. Disc. Notes(a)	0.26%	08/25/10	50,000	49,936,083

Unsec. Disc. Notes(a)	0.31%	10/01/10	40,000	39,926,289

Unsec. Disc. Notes(a)	0.30%	11/15/10	75,000	74,838,125

Unsec. Disc. Notes(a)	0.42%	12/01/10	47,630	47,476,823

Unsec. Disc. Notes(a)	0.43%	12/01/10	70,000	69,770,069

Unsec. Disc. Notes(a)	0.35%	01/03/11	75,000	74,775,417

Unsec. Disc. Notes(a)	0.36%	01/18/11	75,000	74,757,750

Unsec. Floating Rate Global Notes(b)	0.14%	07/13/10	60,000	59,992,401

Unsec. Global Notes	2.50%	04/09/10	75,000	75,184,258

Unsec. Global Notes	3.00%	07/12/10	30,000	30,301,506

				1,384,586,875

Total U.S. Government Sponsored Agency Securities (Cost $5,302,350,174)				5,302,350,174

U.S. Treasury Securities–4.97%(a)
U.S. Treasury Bills	0.21%	04/01/10	200,000	199,963,833

U.S. Treasury Bills	0.45%	06/03/10	70,000	69,917,750

U.S. Treasury Bills	0.52%	06/03/10	50,000	49,932,111

U.S. Treasury Bills	0.26%	06/17/10	100,000	99,923,500

U.S. Treasury Bills	0.32%	11/18/10	75,000	74,828,063

U.S. Treasury Bills	0.32%	01/13/11	50,000	49,857,563

Total U.S. Treasury Securities (Cost $544,422,820)				544,422,820

TOTAL INVESTMENTS (excluding Repurchase Agreements)–53.40% (Cost $5,846,772,994)				5,846,772,994

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–46.80%(c)
Banc of America Securities LLC, Joint agreement dated 02/26/10, aggregate maturing value $500,004,583 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,009; 0%-6.63%, 11/26/10-11/15/30)	0.11%	03/01/10	$430,003,942	$430,000,000

Barclays Capital Inc., Term joint agreement dated 02/22/10, aggregate maturing value $500,046,667 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,504; 0%, 01/15/11-04/15/30)	0.12%	03/22/10	450,042,000	450,000,000

BNP Paribas Securities Corp., Joint agreement dated 02/26/10, aggregate maturing value $1,430,011,917 (collateralized by U.S. Treasury obligations valued at $1,458,600,048; 0.75%-2.75%, 12/31/10-02/29/16)	0.10%	03/01/10	269,575,867	269,573,620

BNP Paribas Securities Corp., Term joint agreement dated 01/15/10, aggregate maturing value $500,137,500 (collateralized by U.S. Government sponsored agency obligations valued at $510,045,075; 0%-7.13%, 03/22/10-02/09/40)	0.11%	04/15/10	450,123,750	450,000,000

BNP Paribas Securities Corp., Term joint agreement dated 01/22/10, aggregate maturing value $500,088,472 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,050; 0%-10.70%, 03/01/10-01/15/48)	0.13%	03/12/10	450,079,625	450,000,000

Credit Suisse Securities (USA) LLC, Agreement dated 02/26/10, maturing value $250,002,292 (collateralized by U.S. Treasury obligations valued at $255,000,121; 1.00%-5.75%, 05/15/10-02/15/36)	0.11%	03/01/10	250,002,292	250,000,000

Credit Suisse Securities (USA) LLC, Term joint agreement dated 01/14/10, aggregate maturing value $500,137,500 (collateralized by U.S. Government sponsored agency and U.S. Treasury obligations valued at $510,000,934; 4.50%, 03/01/10-02/15/36)	0.11%	04/14/10	450,123,750	450,000,000

Deutsche Bank Securities Inc., Joint agreement dated 02/26/10, aggregate maturing value $250,002,292 (collateralized by U.S. Government sponsored agency obligations valued at $255,002,832; 0%-1.84%, 08/23/10-02/01/13)	0.11%	03/01/10	180,001,650	180,000,000

Deutsche Bank Securities Inc., Term agreement dated 02/11/10, maturing value $250,025,833 (collateralized by a U.S. Government sponsored agency obligation valued at $255,000,619; 0%, 08/11/11)	0.12%	03/15/10	250,025,833	250,000,000

Goldman, Sachs & Co., Joint agreement dated 02/26/10, aggregate maturing value $500,004,583 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,213; 0%-3.00%, 08/13/10-06/09/14)	0.11%	03/01/10	244,972,080	244,969,835

HSBC Securities (USA) Inc., Joint agreement dated 02/26/10, aggregate maturing value $250,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $255,003,635; 0%-10.70%, 03/26/10-04/15/30)	0.12%	03/01/10	150,001,500	150,000,000

RBC Capital Markets Corp., Joint agreement dated 02/26/10, aggregate maturing value $250,002,292 (collateralized by U.S. Government sponsored agency obligations valued at $255,001,178; 0%-8.95%, 03/04/10-04/15/42)	0.11%	03/01/10	50,000,458	50,000,000

Societe Generale, Agreement dated 02/26/10, maturing value $750,007,500 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,222; 0%-6.00%, 03/02/10-04/18/36)	0.12%	03/01/10	750,007,500	750,000,000

Wells Fargo Securities, LLC, Agreement dated 02/26/10, maturing value $750,007,500 (collateralized by U.S. Government sponsored agency and U.S. Treasury obligations valued at $765,000,003; 0%-6.63%, 03/01/10-04/15/32)	0.12%	03/01/10	750,007,500	750,000,000

Total Repurchase Agreements (Cost $5,124,543,455)				5,124,543,455

TOTAL INVESTMENTS(d)–100.20% (Cost $10,971,316,449)				10,971,316,449

OTHER ASSETS LESS LIABILITIES–(0.20)%				(22,309,014)

NET ASSETS–100.00%				$10,949,007,435

Investment Abbreviations:

Disc.	– Discounted
MTN	– Medium-Term Notes
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.
(c)	Principal amount equals value at period end. See Note 1K.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Short-Term Investments Trust

Schedule of Investments

February 28, 2010
(Unaudited)

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–93.54%
Federal Farm Credit Bank (FFCB)–10.89%
Disc. Notes(a)	0.10%	03/19/10	$6,146	$6,145,693

Disc. Notes(a)	0.50%	03/30/10	5,000	4,997,986

Floating Rate Bonds(b)	0.22%	04/27/10	10,000	10,001,430

Floating Rate Bonds(b)	0.21%	08/04/10	5,000	4,994,408

Floating Rate Bonds(b)	0.12%	08/17/10	10,000	9,999,765

Floating Rate Bonds(b)	0.17%	04/14/11	5,000	4,998,862

Unsec. Floating Rate Bonds(b)	0.15%	07/13/10	10,000	10,000,000

				51,138,144

Federal Home Loan Bank (FHLB)–82.65%
Unsec. Bonds	0.92%	04/09/10	5,000	5,002,190

Unsec. Bonds	0.80%	05/17/10	7,000	7,007,960

Unsec. Bonds	0.55%	06/04/10	3,000	3,002,396

Unsec. Bonds	0.55%	06/10/10	5,000	4,998,367

Unsec. Bonds	5.25%	06/11/10	3,280	3,325,587

Unsec. Disc. Notes(a)	0.06%	03/01/10	80,000	80,000,000

Unsec. Disc. Notes(a)	0.10%	03/03/10	7,000	6,999,961

Unsec. Disc. Notes(a)	0.10%	03/10/10	25,000	24,999,375

Unsec. Disc. Notes(a)	0.11%	03/12/10	20,000	19,999,328

Unsec. Disc. Notes(a)	0.07%	03/19/10	15,250	15,249,466

Unsec. Disc. Notes(a)	0.08%	03/24/10	35,000	34,998,211

Unsec. Disc. Notes(a)	0.09%	04/01/10	15,650	15,648,787

Unsec. Disc. Notes(a)	0.12%	04/05/10	15,000	14,998,250

Unsec. Disc. Notes(a)	0.09%	04/07/10	12,500	12,498,844

Unsec. Disc. Notes(a)	0.11%	04/14/10	17,000	16,997,714

Unsec. Disc. Notes(a)	0.17%	04/26/10	8,966	8,963,559

Unsec. Disc. Notes(a)	0.11%	04/28/10	9,000	8,998,405

Unsec. Disc. Notes(a)	0.20%	06/01/10	4,800	4,797,485

Unsec. Disc. Notes(a)	0.20%	06/15/10	3,500	3,497,939

Unsec. Disc. Notes(a)	0.19%	07/07/10	17,250	17,238,347

Unsec. Floating Rate Bonds(b)	0.26%	05/28/10	27,500	27,509,597

Unsec. Floating Rate Bonds(b)	0.04%	10/22/10	10,000	9,993,058

Unsec. Floating Rate Bonds(b)	0.62%	11/08/10	10,000	10,033,940

Unsec. Floating Rate Bonds(b)	0.12%	05/16/11	10,000	9,998,769

Unsec. Floating Rate Bonds(b)	0.25%	05/25/11	5,000	5,000,000

Unsec. Floating Rate Bonds(b)	0.15%	05/26/11	1,500	1,499,437

Unsec. Floating Rate Global Bonds(b)	0.10%	07/09/10	5,040	5,039,132

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Floating Rate Bonds(b)	0.24%	07/09/10	$5,000	$5,002,172

Unsec. Global Bonds	3.38%	10/20/10	4,790	4,881,822

				388,180,098

Total U.S. Government Sponsored Agency Securities (Cost $439,318,242)				439,318,242

U.S. Treasury Securities–8.35%(a)
U.S. Treasury Bills	0.21%	03/18/10	14,260	14,258,586

U.S. Treasury Bills	0.16%	05/06/10	10,000	9,997,067

U.S. Treasury Bills	0.45%	06/03/10	5,000	4,994,125

U.S. Treasury Bills	0.26%	06/17/10	5,000	4,996,175

U.S. Treasury Bills	0.36%	02/10/11	5,000	4,982,916

Total U.S. Treasury Securities (Cost $39,228,869)				39,228,869

TOTAL INVESTMENTS(c)–101.89% (Cost $478,547,111)				478,547,111

OTHER ASSETS LESS LIABILITIES–(1.89)%				(8,877,368)

NET ASSETS–100.00%				$469,669,743

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Short-Term Investments Trust

Schedule of Investments

February 28, 2010
(Unaudited)

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–96.71%
Arizona–1.95%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(a)(b)(c)	0.28%	08/01/15	$7,485	$7,485,000

Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	12/01/37	14,000	14,000,000

				21,485,000

Colorado–5.85%
Adams (County of) (Hunters Cove); Series 1985 A, VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(a)(b)	0.21%	01/15/14	6,350	6,350,000

Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	07/01/34	2,565	2,565,000

Colorado (State of) Educational Loan Program; Series 2010 A, TRAN	1.50%	08/12/10	9,000	9,049,411

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2004 B, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	11/15/34	8,500	8,500,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.25%	11/01/28	3,710	3,710,000

Colorado (State of); Series 2009 A, General Fund TRAN	2.00%	06/25/10	5,000	5,024,650

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	07/01/21	4,880	4,880,000

El Paso (County of) (Briarglen Apartments); Series 1994, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(a)	0.22%	12/01/24	1,000	1,000,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	12/01/38	2,135	2,135,000

Mesa (County of) (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	12/01/26	6,750	6,750,000

Pitkin (County of) (Centennial-Aspen II LP); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(d)	0.25%	12/01/24	5,235	5,235,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(d)	0.25%	12/01/23	2,440	2,440,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(d)(e)	0.20%	12/01/30	6,900	6,900,000

				64,539,061

Florida–3.08%
Florida (State of) Development Finance Corp. (The Wellness Community-Southwest Florida, Inc.); Series 2009, VRD IDR (LOC–Harris N.A.)(a)(d)	0.20%	08/01/34	5,500	5,500,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–Federal Home Loan Mortgage Corp.)(a)	0.22%	11/01/32	1,920	1,920,000

Hillsborough (County of) Industrial Development Authority (Tampa Metropolitan Area YMCA); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.22%	03/01/25	4,450	4,450,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.27%	06/01/22	9,735	9,735,000

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(b)(c)	0.20%	04/01/17	2,275	2,275,000

Manatee (County of) (St. Stephen’s Upper School); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.20%	11/01/25	1,500	1,500,000

Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	10/15/32	1,125	1,125,000

Miami-Dade (County of) Educational Facilities Authority (Carlos Albizu University); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.25%	12/01/25	1,800	1,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Miami-Dade (County of) Industrial Development Authority (Gulliver Schools); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.22%	09/01/29	$2,450	$2,450,000

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	04/01/20	3,225	3,225,000

				33,980,000

Georgia–1.46%
Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.19%	09/01/25	9,090	9,090,000

Fulton (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)(d)	0.28%	08/01/21	3,130	3,130,000

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	11/15/32	3,920	3,920,000

				16,140,000

Illinois–23.43%
Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	06/01/36	7,870	7,870,000

Illinois (State of) Development Finance Authority (Aurora Central Catholic High School); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.25%	04/01/24	4,370	4,370,000

Illinois (State of) Development Finance Authority (Fenwick High School); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	03/01/32	11,800	11,800,000

Illinois (State of) Development Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America N.A. & JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.21%	08/01/30	4,700	4,700,000

Illinois (State of) Development Finance Authority (Little City Foundation); Series 1994, VRD Special Facility RB (LOC–Bank of America, N.A.)(a)(d)	0.30%	02/01/19	3,395	3,395,000

Illinois (State of) Development Finance Authority (Museum of Contemporary Art); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A. & Northern Trust Co.)(a)(d)	0.21%	02/01/29	27,200	27,200,000

Illinois (State of) Development Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	06/01/37	7,975	7,975,000

Illinois (State of) Development Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.21%	06/01/17	3,245	3,245,000

Illinois (State of) Development Finance Authority (Rosecrance Inc.); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	10/01/24	3,770	3,770,000

Illinois (State of) Development Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.25%	06/01/32	1,500	1,500,000

Illinois (State of) Development Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–Harris N.A.)(a)(d)	0.20%	10/01/33	5,600	5,600,000

Illinois (State of) Development Finance Authority (West Central Illinois Educational Telecommunications Corp.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.30%	09/01/32	3,320	3,320,000

Illinois (State of) Development Finance Authority (Westside Health Authority); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	12/01/29	2,550	2,550,000

Illinois (State of) Development Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC–Harris N.A.)(a)(d)	0.21%	06/01/29	8,400	8,400,000

Illinois (State of) Educational Facilities Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.21%	03/01/28	1,300	1,300,000

Illinois (State of) Educational Facilities Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.21%	01/01/26	8,100	8,100,000

Illinois (State of) Finance Authority (Advocate Health Care Network);
Series 2008 A-1, VRD RB(a)	0.37%	11/01/30	3,000	3,000,000

Series 2008 A-2, VRD RB(a)	0.35%	11/01/30	3,300	3,300,000

Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 B-2, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.21%	09/01/38	1,800	1,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	03/01/36	$3,735	$3,735,000

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–Harris N.A.)(a)(d)	0.20%	02/01/42	12,500	12,500,000

Illinois (State of) Finance Authority (Jewish Charities Revenue Anticipation Notes Program); Series 2009 A, VRD RB (LOC– Harris N.A.)(a)(b)(d)	0.20%	06/30/10	7,185	7,185,000

Illinois (State of) Finance Authority (Joan W. & Irving B. Harris Theater for Music and Dance); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.30%	03/01/40	3,250	3,250,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 B, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	08/01/35	7,490	7,490,000

Illinois (State of) Finance Authority (Northwestern University); Series 2008 B, VRD RB(a)	0.32%	12/01/46	6,700	6,700,000

Illinois (State of) Finance Authority (Provena Health);
Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	08/15/44	20,000	20,000,000

Series 2009 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	08/15/44	12,500	12,500,000

Illinois (State of) Finance Authority (St. Xavier University); Series 2006, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.30%	10/01/40	4,000	4,000,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–Harris N.A.)(a)(d)	0.21%	06/01/34	9,500	9,500,000

Illinois (State of) Health Facilities Authority (Memorial Medical Center); Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.24%	01/01/16	9,430	9,430,000

Illinois (State of) Health Facilities Authority (Peace Memorial Ministries); Series 2003 B, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.23%	08/15/33	8,965	8,965,000

Illinois (State of) Health Facilities Authority (Revolving Fund Pooled Financing Program);
Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	08/01/15	18,050	18,050,000

Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	08/01/15	6,450	6,450,000

Naperville (City of) (DuPage Children’s Museum); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	06/01/30	6,200	6,200,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	01/15/22	9,500	9,500,000

				258,650,000

Indiana–4.40%
Dearborn (County of) (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	04/01/36	7,450	7,450,000

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development and Improvement RB (LOC–PNC Bank, N.A.)(a)(d)	0.28%	08/01/37	1,950	1,950,000

Indiana (State of) Development Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	02/01/24	8,700	8,700,000

Indiana (State of) Development Finance Authority (Indiana Historical Society, Inc.); Series 1996, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.21%	08/01/31	2,700	2,700,000

Indiana (State of) Development Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	02/01/39	6,400	6,400,000

Indiana (State of) Educational Facilities Authority (Marian College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	04/01/24	3,470	3,470,000

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.24%	12/01/23	3,850	3,850,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	07/01/27	8,000	8,000,000

Indianapolis Local Public Improvement Bond Bank; Series 2010 B, RN	0.37%	08/06/10	6,000	6,000,000

				48,520,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Iowa–0.27%
Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC–U.S. Bank, N.A.)(a)(d)	0.25%	10/01/32	$935	$935,000

West Des Moines (City of); Series 2009 B, Unlimited Tax GO	2.50%	06/01/10	2,000	2,010,338

				2,945,338

Kansas–0.66%
Olathe (City of) (YMCA of Greater Kansas City); Series 2002 B, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.25%	11/01/18	2,235	2,235,000

Olathe (City of); Series 2009 B, Unlimited Tax GO Temporary Notes	1.50%	06/01/10	5,000	5,014,110

				7,249,110

Kentucky–0.25%
Breckinridge (County of) (Kentucky Association of Counties Leasing Trust);
Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(d)	0.19%	12/01/29	1,495	1,495,000

Series 2001 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(d)	0.19%	02/01/31	1,250	1,250,000

				2,745,000

Maryland–2.96%
Baltimore (County of) (Blue Circle Inc.); Series 1992, Ref. VRD Economic Development RB (LOC–BNP Paribas)(a)(d)(e)	0.21%	12/01/17	7,900	7,900,000

Baltimore (County of) (Metropolitan District); Series 2008, Commercial Paper BAN	0.21%	04/06/10	19,400	19,400,000

Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.19%	07/01/33	5,395	5,395,000

				32,695,000

Massachusetts–2.23%
Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.20%	09/01/38	4,900	4,900,000

Massachusetts (State of) Development Finance Agency (MassDevelopment CP Program 5); Series 2007, Commercial Paper RN (LOC–TD Bank, N.A.)(d)	0.28%	04/01/10	13,423	13,423,000

Massachusetts (State of) Health & Educational Facilities Authority (Community Health Center Capital Fund); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.20%	03/01/15	1,315	1,315,000

Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.19%	07/01/38	5,000	5,000,000

				24,638,000

Michigan–2.67%
Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–Federal National Mortgage Association)(a)	0.22%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	09/01/25	1,510	1,510,000

Saline (City of) Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	11/01/25	9,600	9,600,000

Southfield (City of) Economic Development Corp. (Lawrence Technological University);
Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	02/01/35	5,315	5,315,000

Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	10/01/31	5,405	5,405,000

Walled Lake (City of) Consolidated School District; Series 2000, School Building & Site Unlimited Tax GO(f)(g)	5.13%	05/01/10	6,000	6,047,298

				29,492,298

Minnesota–1.69%
Coon Rapids (City of) (The Health Central System Project); Series 1985, VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.30%	08/01/15	2,900	2,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota–(continued)

Dakota (County of) Community Development Agency (Catholic Finance Corp.-Faithful Shepherd School); Series 2002, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	01/01/12	$1,200	$1,200,000

Minnesota (State of) Independent School District No. 14 (Fridley); Series 2009 B, Aid Anticipation Ctfs. Of Indebtedness Unlimited Tax GO	1.25%	09/30/10	4,000	4,014,606

Minnesota (State of) Independent School District No. 316 (The Greenway Schools); Series 2009 A, Aid Anticipation Ctfs. Of Indebtedness Unlimited Tax GO	1.50%	09/10/10	3,000	3,014,182

Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program);
Series 2009, COP	2.00%	09/10/10	1,500	1,511,664

Series 2009 B, COP	2.00%	09/10/10	6,000	6,053,729

				18,694,181

Mississippi–2.68%
Jackson (County of); Series 1994, Ref. VRD Water System Unlimited Tax GO (CEP–Chevron Corp.)(a)	0.25%	11/01/24	8,440	8,440,000

Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (CEP–Federal Home Loan Bank of Dallas)(a)	0.19%	05/01/35	5,500	5,500,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(a)(d)	0.17%	12/01/31	14,000	14,000,000

Mississippi (State of) Development Bank (Harrison (County of)); Series 2008 A-1, Ref. VRD Special GO (LOC–Bank of America, N.A.)(a)(d)	0.50%	10/01/17	1,610	1,610,000

				29,550,000

Missouri–3.12%
Missouri (State of) Health & Educational Facilities Authority (Academie Lafayette); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	02/01/28	1,340	1,340,000

Missouri (State of) Health & Educational Facilities Authority (Ascension Health Senior Credit Group); Series 2008 C-5, VRD RB(a)	0.39%	11/15/26	2,000	2,000,000

Missouri (State of) Health & Educational Facilities Authority (St. John Vianney High School); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.30%	04/01/30	2,100	2,100,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.25%	12/01/27	14,500	14,500,000

St. Charles (County of) Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	04/15/27	5,600	5,600,000

St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.24%	12/01/15	3,950	3,950,000

St. Louis (County of) Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	04/15/27	4,970	4,970,000

				34,460,000

New Hampshire–2.55%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.28%	06/01/28	2,500	2,500,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.21%	01/01/18	17,515	17,515,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.20%	09/01/37	4,180	4,180,000

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.20%	07/01/38	3,985	3,985,000

				28,180,000

New Mexico–0.91%
Bernalillo (County of); Series 2009, TRAN	2.50%	06/30/10	10,000	10,066,633

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–0.59%
Suffolk (County of); Series 2009, Unlimited Tax GO TAN	2.00%	08/12/10	$6,500	$6,548,405

North Carolina–3.63%
North Carolina (State of) Capital Facilities Finance Agency (Gardner-Webb University); Series 2003, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	07/01/23	5,570	5,570,000

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.19%	09/01/27	5,180	5,180,000

North Carolina (State of) Capital Facilities Finance Agency (The YMCA of Greater Charlotte); Series 2007 B, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.19%	04/01/29	6,400	6,400,000

North Carolina (State of) Educational Facilities Finance Agency (Cardinal Gibbons High School); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	08/01/14	3,280	3,280,000

North Carolina (State of) Housing Finance Agency (The Masonic Home for Children at Oxford); Series 2002, VRD Housing Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.28%	08/01/23	3,805	3,805,000

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	02/01/28	3,600	3,600,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.18%	12/01/36	10,100	10,100,000

Rowan (County of) Industrial Facilities & Pollution Control Financing Authority (YMCA of Rowan County); Series 2002, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	03/01/22	2,185	2,185,000

				40,120,000

Ohio–2.38%
Butler (County of) (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	06/01/35	9,485	9,485,000

Dublin (City of) City School District; Series 2009, School Construction Unlimited Tax GO BAN	1.00%	10/14/10	2,000	2,004,939

Lake (County of) (Lake Hospital System, Inc.); Series 2002, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.36%	12/01/32	9,830	9,830,000

Vandalia (City of) -Butler (Township of) City School District;
Series 2009 A, School Improvement Unlimited Tax GO BAN	1.50%	03/01/10	2,000	2,000,000

Series 2009 B, School Improvement Unlimited Tax GO BAN	1.50%	03/01/10	3,000	3,000,000

				26,319,939

Pennsylvania–6.88%
Allegheny (County of) Hospital Development Authority (UPMC Senior Communities, Inc.); Series 2003, VRD RB (CEP–Federal National Mortgage Association)(a)	0.19%	07/15/28	2,825	2,825,000

Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	09/01/18	3,065	3,065,000

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.20%	10/15/25	8,990	8,990,000

Lebanon (County of) Health Facilities Authority (United Church of Christ Homes, Inc.); Series 1997, VRD Health Center RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	12/01/22	2,030	2,030,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(d)(e)	0.20%	07/01/38	47,270	47,270,000

Pennsylvania (Commonwealth of); Series 2009-2010, Unlimited Tax GO TAN	1.50%	06/30/10	6,500	6,525,913

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Rosemont College); Series 2004 O, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.20%	11/01/34	5,300	5,300,000

				76,005,913

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Rhode Island–1.24%
East Greenwich (Town of); Series 2010, Unlimited Tax GO BAN	1.50%	02/16/11	$3,700	$3,740,507

Rhode Island (State of) & Providence Plantations; Series 2009, Unlimited Tax GO TAN	2.50%	06/30/10	7,425	7,473,589

Rhode Island (State of) Health & Educational Building Corp. (Ocean State Assisted Living); Series 2001, VRD Health Facilities RB (LOC–Banco Santander S.A.)(a)(d)(e)	0.27%	07/01/31	2,500	2,500,000

				13,714,096

South Carolina–1.24%
Charleston (County of); Series 2009 B, Ref. Unlimited Tax GO	2.00%	08/01/10	1,200	1,206,501

Educational Facilities Authority for Private Non-profit Institutions of Higher Learning (Columbia College); Series 2001, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.25%	12/01/22	7,500	7,500,000

Spartanburg (County of) School District No. 2; Series 2009, Unlimited Tax GO	3.00%	04/01/10	5,000	5,010,789

				13,717,290

Tennessee–1.29%
Chattanooga (City of) Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	05/15/33	3,175	3,175,000

Jackson (City of) Health, Educational & Housing Facility Board (Post House Jackson Apartments);
Series 2001, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	05/15/31	1,375	1,375,000

Series 2002, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	10/15/32	3,970	3,970,000

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Alive Hospice, Inc.); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.50%	08/01/19	1,000	1,000,000

Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(a)	0.20%	03/01/33	4,750	4,750,000

				14,270,000

Texas–8.14%
Austin (City of) Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	10/15/32	3,350	3,350,000

Gulf Coast Industrial Development Authority (Petrounited Terminals, Inc.); Series 1989, Ref. VRD RB (LOC–BNP Paribas)(a)(b)(d)(e)	0.21%	11/01/19	4,850	4,850,000

Harris (County of) Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC–Northern Trust Co.)(a)(d)	0.22%	11/15/47	5,000	5,000,000

Hockley (County of) Industrial Development Corp. (Amoco Corp.);
Series 1983, VRD PCR(a)(e)	0.50%	03/01/14	29,000	29,000,000

Series 1985, VRD PCR(a)(e)	0.45%	11/01/19	8,500	8,500,000

Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, VRD Housing RB (LOC–Bank of New York Mellon)(a)(d)	1.24%	03/01/33	5,820	5,820,000

Houston (City of); Series 2009 H-2, GO Commercial Paper Notes	0.25%	05/19/10	5,000	5,000,000

Lower Neches Valley Authority (Chevron U.S.A. Inc.); Series 1987, VRD PCR(a)	0.29%	02/15/17	4,700	4,700,000

Metropolitan Higher Education Authority, Inc. (University of Dallas); Series 1999, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.25%	05/01/19	9,100	9,100,000

San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	04/01/26	4,805	4,805,000

Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.22%	02/15/27	7,760	7,760,000

Travis (County of); Series 2008, Limited Tax GO Ctfs.	3.25%	03/01/10	2,000	2,000,000

				89,885,000

Utah–0.28%
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(a)	0.20%	04/01/42	3,125	3,125,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virginia–2.20%
Albemarle (County of) Economic Development Authority (Martha Jefferson Hospital); Series 2008 A, VRD Hospital RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.18%	10/01/48	$4,000	$4,000,000

Charlottesville (City of) Industrial Development Authority (University of Virginia Foundation); Series 2006 B, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.18%	12/01/37	2,930	2,930,000

Fairfax (County of) Industrial Development Authority (Inova Health System Foundation); Series 2009 A, Health Care RB	3.00%	05/15/10	3,000	3,014,419

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	12/01/34	1,570	1,570,000

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, L.L.C.); Series 1999, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(a)	0.24%	12/01/19	1,290	1,290,000

Virginia (State of) Public School Authority; Series 2009 IX, School Educational Technology RN	1.50%	04/15/10	11,460	11,474,750

				24,279,169

Washington–1.95%
Bellingham (Port of) Industrial Development Corp. (BP West Coast Products LLC); Series 2009, Environmental Facilities Industrial RB(e)	0.23%	03/03/10	2,250	2,250,000

Lake Tapps Parkway Properties; Series 1999 B, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	12/01/19	4,700	4,700,000

Seattle (City of) Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(a)(d)	0.25%	05/01/19	2,480	2,480,000

Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(a)	0.20%	11/01/25	6,450	6,450,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2006, VRD RB (LOC–Citibank, N.A.)(a)(b)(d)	0.23%	11/15/26	1,455	1,455,000

Washington (State of) Higher Education Facilities Authority (Cornish College of the Arts); Series 2003 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.27%	12/01/33	1,000	1,000,000

Washington (State of) Housing Finance Commission (Gonzaga Preparatory School, Inc.); Series 2003, VRD Non-profit RB (LOC–Bank of America, N.A.)(a)(d)	0.25%	09/01/33	2,150	2,150,000

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC–U.S. Bank, N.A.)(a)(d)	0.25%	07/01/22	1,000	1,000,000

				21,485,000

West Virginia–0.63%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.18%	01/01/34	7,000	7,000,000

Wisconsin–4.42%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (CEP–Federal Home Loan Bank of Chicago)(a)	0.21%	10/01/42	5,460	5,460,000

Milwaukee (City of) Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	09/01/40	6,375	6,375,000

Milwaukee (City of); Series 2005 V-8, VRD Corporate Purpose Unlimited Tax GO(a)	0.22%	02/01/25	20,200	20,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Concordia University of Wisconsin, Inc.); Series 2009, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	05/01/39	4,000	4,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	12/01/36	7,000	7,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Lawrence University of Wisconsin); Series 2009, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	02/01/39	4,055	4,055,000

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	08/15/34	1,725	1,725,000

				48,815,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wyoming–1.68%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.22%	11/01/24	$5,460	$5,460,000

Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.22%	11/01/24	13,060	13,060,000

				18,520,000

TOTAL INVESTMENTS(h)(i)–96.71% (Cost $1,067,834,433)				1,067,834,433

OTHER ASSETS LESS LIABILITIES–3.29%				36,378,098

NET ASSETS–100.00%				$1,104,212,531

Investment Abbreviations:

BAN	– Bond Anticipation Note
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GO	– General Obligation Bonds
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sr.	– Senior
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2010 was $48,325,000, which represented 4.38% of the Fund’s Net Assets.
(c)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 7.88%; other countries less than 5% each: 2.01%.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JPMorgan Chase Bank, N.A.	24.1%

Wells Fargo Bank, N.A.	9.4

Bank of America, N.A	7.2

U.S. Bank, N.A.	7.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Short-Term Investments Trust

Statement of Assets and Liabilities

February 28, 2010
(Unaudited)

				Government	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	& Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value and cost	$23,248,626,001	$2,836,164,022	$7,255,659,758	$5,846,772,994	$478,547,111	$1,067,834,433

Repurchase agreements, at value and cost	1,064,122,355	785,030,165	8,781,490,067	5,124,543,455	—	—

Total investments, at value and cost	24,312,748,356	3,621,194,187	16,037,149,825	10,971,316,449	478,547,111	1,067,834,433

Cash	—	—	—	—	932,476	1,463,410

Receivables for:
Investments sold	90,599,562	385,000	—	—	—	34,305,059

Interest	17,050,061	120,161	540,803	3,721,227	197,983	1,132,684

Fund expenses absorbed	617,433	226,635	1,363,104	474,391	88,089	141,772

Investment for trustee deferred compensation and retirement plans	442,281	217,066	201,017	78,667	41,706	78,748

Other assets	137,667	188,029	244,612	341,664	60,901	63,350

Total assets	24,421,595,360	3,622,331,078	16,039,499,361	10,975,932,398	479,868,266	1,105,019,456

Liabilities:
Payables for:
Investments purchased	7,740,038	29,995,092	—	25,093,919	10,037,568	185,002

Amount due custodian	30,614	—	—	—	—	—

Dividends	2,062,747	154,637	255,066	441,162	7,710	20,112

Accrued fees to affiliates	1,175,633	383,839	1,509,898	785,190	38,024	119,823

Accrued operating expenses	347,326	84,578	187,217	95,526	29,133	96,309

Trustee deferred compensation and retirement plans	2,709,703	1,040,187	1,205,569	509,166	86,088	385,679

Total liabilities	14,066,061	31,658,333	3,157,750	26,924,963	10,198,523	806,925

Net assets applicable to shares outstanding	$24,407,529,299	$3,590,672,745	$16,036,341,611	$10,949,007,435	$469,669,743	$1,104,212,531

Net assets consist of:
Shares of beneficial interest	$24,405,077,751	$3,589,585,055	$16,034,837,520	$10,948,484,755	$469,613,679	$1,104,234,016

Undistributed net investment income	2,304,761	779,246	796,235	273,782	39,230	—

Undistributed net realized gain (loss)	146,787	308,444	707,856	248,898	16,834	(21,485)

	$24,407,529,299	$3,590,672,745	$16,036,341,611	$10,949,007,435	$469,669,743	$1,104,212,531

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 28, 2010
(Unaudited)

				Government	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	& Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net Assets:
Institutional Class	$16,332,712,293	$1,955,806,664	$4,345,423,077	$6,712,734,543	$352,427,109	$635,713,731

Private Investment Class	$716,462,238	$330,519,269	$854,829,854	$815,428,001	$31,467,907	$140,946,713

Personal Investment Class	$110,877,065	$138,647,141	$198,165,641	$17,792,482	$8,922,428	$5,682,676

Cash Management Class	$2,756,825,982	$789,522,893	$7,522,511,168	$1,729,093,937	$15,292,583	$211,312,453

Reserve Class	$143,996,431	$9,298,674	$67,997,416	$113,033,355	$2,670,183	$16,232,715

Resource Class	$411,363,826	$222,434,167	$349,262,625	$398,956,700	$58,889,473	$93,510,614

Corporate Class	$3,935,291,464	$144,443,937	$2,698,151,830	$1,161,968,417	$60	$813,629

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	16,330,796,152	1,956,222,968	4,344,972,765	6,712,463,796	352,364,457	635,670,857

Private Investment Class	716,404,354	330,589,564	854,718,903	815,372,345	31,487,699	140,925,605

Personal Investment Class	110,864,461	138,586,955	198,078,232	17,788,599	8,922,898	5,678,710

Cash Management Class	2,756,494,926	789,485,054	7,521,789,549	1,729,010,331	15,287,023	211,327,074

Reserve Class	143,993,510	9,299,899	67,971,327	113,033,197	2,668,326	16,229,364

Resource Class	411,324,334	222,405,176	349,201,021	398,914,604	58,886,602	93,504,871

Corporate Class	3,935,199,512	144,425,423	2,698,095,279	1,161,937,115	60	814,042

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        Short-Term Investments Trust

Statement of Operations

For the six months ended February 28, 2010
(Unaudited)

				Government	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	& Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$46,046,832	$5,094,125	$15,136,027	$15,291,750	$463,507	$2,046,853

Expenses:
Advisory fees	20,102,571	2,793,653	13,144,220	6,066,201	455,946	1,367,508

Administrative services fees	654,956	308,777	515,789	434,890	91,851	172,760

Custodian fees	462,536	50,186	236,364	263,057	11,297	18,033

Distribution fees:
Private Investment Class	1,896,978	917,687	2,299,833	1,669,879	120,343	395,051

Personal Investment Class	447,510	589,681	744,766	68,326	41,823	23,255

Cash Management Class	1,609,091	389,385	4,538,521	880,384	11,381	126,541

Reserve Class	551,820	47,458	292,734	574,016	21,057	77,275

Resource Class	595,880	244,095	378,131	442,036	38,640	113,544

Corporate Class	701,607	20,068	340,614	179,394	41	3,053

Transfer agent fees	1,206,154	167,619	787,594	545,958	25,174	55,959

Trustees’ and officers’ fees and benefits	368,197	59,470	254,781	174,110	17,525	27,629

Other	1,000,921	333,563	546,267	548,678	89,836	233,518

Total expenses	29,598,221	5,921,642	24,079,614	11,846,929	924,914	2,614,126

Less: Fees waived and expenses reimbursed	(7,159,088)	(2,503,416)	(12,203,348)	(2,565,024)	(570,147)	(938,865)

Net expenses	22,439,133	3,418,226	11,876,266	9,281,905	354,767	1,675,261

Net investment income	23,607,699	1,675,899	3,259,761	6,009,845	108,740	371,592

Net realized gain from Investment securities*	22,903	3,273	207,313	2,705	23	21,430

Net increase in net assets resulting from operations	$23,630,602	$1,679,172	$3,467,074	$6,012,550	$108,763	$393,022

*	Includes net gains from securities sold to affiliates of $2,681 for Government & Agency Portfolio.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        Short-Term Investments Trust

Statement of Changes in Net Assets

For the six months ended February 28, 2010 and the year ended August 31, 2009
(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 28,	August 31,	February 28,	August 31,
	2010	2009	2010	2009

Operations:
Net investment income	$23,607,699	$281,995,009	$1,675,899	$55,408,156

Net realized gain	22,903	123,884	3,273	305,215

Net increase in net assets resulting from operations	23,630,602	282,118,893	1,679,172	55,713,371

Distributions to shareholders from net investment income:
Institutional Class	(17,328,336)	(206,290,882)	(1,281,528)	(32,817,124)

Private Investment Class	(139,582)	(7,319,950)	(66,151)	(4,020,690)

Personal Investment Class	(21,948)	(1,098,666)	(29,120)	(2,109,396)

Cash Management Class	(1,917,116)	(30,960,183)	(189,997)	(10,697,427)

Reserve Class	(16,225)	(352,311)	(1,685)	(138,538)

Resource Class	(134,064)	(9,864,204)	(44,163)	(2,445,214)

Corporate Class	(4,050,363)	(26,106,523)	(63,200)	(3,181,343)

Total distributions from net investment income	(23,607,634)	(281,992,719)	(1,675,844)	(55,409,732)

Share transactions–net:
Institutional Class	(3,931,659,151)	(4,303,175,563)	(617,915,929)	(2,731,206,538)

Private Investment Class	(32,282,509)	(126,828,864)	(99,460,268)	(270,897,781)

Personal Investment Class	(34,785,822)	26,894,700	(42,760,066)	(224,672,416)

Cash Management Class	(437,584,723)	195,654,142	(124,576,483)	(672,213,909)

Reserve Class	70,976,287	3,939,027	(41,931)	(56,419,428)

Resource Class	(388,979,572)	(409,146,795)	(1,097,665)	(259,113,502)

Corporate Class	(2,144,849,304)	3,588,882,875	10,562,131	(255,308,233)

Net increase (decrease) in net assets resulting from share transactions	(6,899,164,794)	(1,023,780,478)	(875,290,211)	(4,469,831,807)

Net increase (decrease) in net assets	(6,899,141,826)	(1,023,654,304)	(875,286,883)	(4,469,528,168)

Net assets:
Beginning of period	31,306,671,125	32,330,325,429	4,465,959,628	8,935,487,796

End of period*	$24,407,529,299	$31,306,671,125	$3,590,672,745	$4,465,959,628

* Includes accumulated undistributed net investment income	$2,304,761	$2,304,696	$779,246	$779,191

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2010 and the year ended August 31, 2009
(Unaudited)

	Treasury Portfolio		Government & Agency Portfolio
	February 28,	August 31,	February 28,	August 31,
	2010	2009	2010	2009

Operations:
Net investment income	$3,259,761	$71,053,313	$6,009,845	$65,040,671

Net realized gain	207,313	500,543	2,705	246,194

Net increase in net assets resulting from operations	3,467,074	71,553,856	6,012,550	65,286,865

Distributions to shareholders from net investment income:
Institutional Class	(962,054)	(25,701,725)	(4,760,096)	(42,622,243)

Private Investment Class	(166,479)	(2,471,906)	(107,160)	(2,672,508)

Personal Investment Class	(35,637)	(516,829)	(3,305)	(92,666)

Cash Management Class	(1,626,024)	(34,500,234)	(470,464)	(10,479,447)

Reserve Class	(8,660)	(41,384)	(21,146)	(301,499)

Resource Class	(66,696)	(1,598,019)	(79,402)	(3,340,436)

Corporate Class	(394,211)	(6,223,216)	(568,285)	(5,531,872)

Total distributions from net investment income	(3,259,761)	(71,053,313)	(6,009,858)	(65,040,671)

Share transactions–net:
Institutional Class	(536,918,958)	242,973,439	(3,102,112,029)	7,843,243,506

Private Investment Class	(1,413,099,257)	1,114,086,769	34,164,363	276,550,984

Personal Investment Class	(13,560,049)	(259,366,509)	40,490	(12,012,488)

Cash Management Class	(3,976,403,877)	3,941,697,008	(195,822,307)	896,833,637

Reserve Class	38,262,375	(6,658,701)	(26,365,422)	4,289,572

Resource Class	(16,150,843)	(263,804,891)	(87,565,428)	160,815,277

Corporate Class	658,620,725	1,179,991,860	(636,334,393)	1,771,085,386

Net increase (decrease) in net assets resulting from share transactions	(5,259,249,884)	5,948,918,975	(4,013,994,726)	10,940,805,874

Net increase (decrease) in net assets	(5,259,042,571)	5,949,419,518	(4,013,992,034)	10,941,052,068

Net assets:
Beginning of period	21,295,384,182	15,345,964,664	14,962,999,469	4,021,947,401

End of period*	$16,036,341,611	$21,295,384,182	$10,949,007,435	$14,962,999,469

* Includes accumulated undistributed net investment income	$796,235	$796,235	$273,782	$273,795

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2010 and the year ended August 31, 2009
(Unaudited)

	Government TaxAdvantage
	Portfolio		Tax-Free Cash Reserve Portfolio
	February 28,	August 31,	February 28,	August 31,
	2010	2009	2010	2009

Operations:
Net investment income	$108,740	$1,802,215	$371,592	$23,973,205

Net realized gain (loss)	23	16,810	21,430	(22,317)

Net increase in net assets resulting from operations	108,763	1,819,025	393,022	23,950,888

Distributions to shareholders from net investment income:
Institutional Class	(87,604)	(1,351,087)	(259,987)	(13,009,492)

Private Investment Class	(9,479)	(160,241)	(31,321)	(1,828,224)

Personal Investment Class	(2,057)	(35,690)	(1,192)	(62,865)

Cash Management Class	(4,165)	(114,529)	(53,697)	(6,286,393)

Reserve Class	(778)	(18,594)	(2,847)	(139,845)

Resource Class	(5,410)	(121,572)	(22,548)	(1,628,204)

Corporate Class	(28)	(181)	—	(1,018,182)

Total distributions from net investment income	(109,521)	(1,801,894)	(371,592)	(23,973,205)

Share transactions–net:
Institutional Class	(183,529,248)	308,963,899	(193,689,061)	(936,106,159)

Private Investment Class	(11,454,509)	2,380,209	(65,451,258)	(94,497,894)

Personal Investment Class	(3,194,542)	871,302	(1,731,798)	(32,729,453)

Cash Management Class	(10,438,087)	(3,370,792)	(149,116,529)	(535,463,971)

Reserve Class	(3,077,061)	(6,774,557)	1,401,697	(28,292,619)

Resource Class	41,115,975	(16,349,278)	(35,567,099)	(132,418,789)

Corporate Class	(14,500)	105	(45,731,381)	3,700,743

Net increase (decrease) in net assets resulting from share transactions	(170,591,972)	285,720,888	(489,885,429)	(1,755,808,142)

Net increase (decrease) in net assets	(170,592,730)	285,738,019	(489,863,999)	(1,755,830,459)

Net assets:
Beginning of period	640,262,473	354,524,454	1,594,076,530	3,349,906,989

End of period*	$469,669,743	$640,262,473	$1,104,212,531	$1,594,076,530

* Includes accumulated undistributed net investment income	$39,230	$40,011	$—	$—

Notes to Financial Statements

February 28, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio,

50        Short-Term Investments Trust

Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity for Tax-Free Cash Reserve Portfolio.
  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print, which is generally 45 days from the period-end date.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Treasury Guarantee Program — The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury’s (the “Treasury Department”) Temporary Guarantee Program for Money Market Funds (the “Program”) as extended. Under the Program, the Treasury

51        Short-Term Investments Trust

Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of liquidation is less than $0.995. On April 7, 2009, the Funds’ Board approved Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio to participate in the final extension of the Program through September 18, 2009. The Program expired on September 18, 2009.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
K.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million

Liquid Assets Portfolio	0.15%	0.15%	0.15%

STIC Prime Portfolio	0.15%	0.15%	0.15%

Treasury Portfolio	0.15%	0.15%	0.15%

Government & Agency Portfolio	0.10%	0.10%	0.10%

Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%

Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

  Under the terms of a master sub-advisory agreement approved by shareholders of the Funds between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.

52        Short-Term Investments Trust

  The Adviser has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%

STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%

Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Aim Distributors, Inc. (“IADI”).
  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver to exceed the number reflected above: (1) Rule 12b-1 plan fees, if any; (2) interest; (3) taxes; (4) extraordinary items or non-routine items, including payments to participate in the United States Treasury Temporary Guarantee Program; and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time.
  For the six months ended February 28, 2010, Invesco waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Liquid Assets Portfolio	$4,628,809

STIC Prime Portfolio	962,638

Treasury Portfolio	4,064,374

Government & Agency Portfolio	—

Government TaxAdvantage Portfolio	338,909

Tax-Free Cash Reserve Portfolio	307,620

  Further, Invesco and/or IADI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2010 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$514,947	$229,541	$—	$395,210	$118,899	$—

STIC Prime Portfolio	383,868	360,508	16,853	37,056	85,304	—

Treasury Portfolio	1,339,084	539,630	3,290,995	253,563	291,312	284,467

Government & Agency Portfolio	750,189	42,572	119,629	452,021	174,838	496

Government TaxAdvantage Portfolio	59,314	30,440	8,604	18,236	30,538	41

Tax-Free Cash Reserve Portfolio	164,933	15,743	57,226	64,055	66,732	766

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. (“IAIS”) pursuant to which each Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Under the terms of a master distribution agreement between IADI and the Trust, IADI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private	Personal	Cash
Investment	Investment	Management	Reserve	Resource	Corporate
Class	Class	Class	Class	Class	Class

0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

53        Short-Term Investments Trust

  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.
  IADI has contractually agreed, through at least June 30, 2010, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

  Pursuant to the agreement above, for the six months ended February 28, 2010, expenses incurred under the plans are shown on the Statement of Operations as distribution fees. Plan fees waived by IADI under the agreement are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$758,791	$119,336	$321,818	$71,737	N/A	N/A

STIC Prime Portfolio	367,075	157,248	77,877	6,170	48,819	N/A

Treasury Portfolio	919,933	198,604	907,704	38,056	75,626	N/A

Government & Agency Portfolio	667,952	18,221	176,077	74,622	88,407	N/A

Government TaxAdvantage Portfolio	60,171	11,152	2,276	2,738	7,728	N/A

Tax-Free Cash Reserve Portfolio	197,526	6,201	25,308	10,046	22,709	N/A

  Certain officers and trustees of the Trust are officers and directors of Invesco, IAIS and/or IADI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 28, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Short-term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$24,312,748,356	$—	$24,312,748,356

STIC Prime Portfolio	—	3,621,194,187	—	3,621,194,187

Treasury Portfolio	—	16,037,149,825	—	16,037,149,825

Government & Agency Portfolio	—	10,971,316,449	—	10,971,316,449

Government TaxAdvantage Portfolio	—	478,547,111	—	478,547,111

Tax-Free Cash Reserve Portfolio	—	1,067,834,433	—	1,067,834,433

54        Short-Term Investments Trust

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2010, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Liquid Assets Portfolio	$1,646,146,983	$1,830,326,013	$—

STIC Prime Portfolio	469,607,440	279,108,294	—

Government & Agency Portfolio	—	149,999,806	2,681

Government TaxAdvantage Portfolio	149,999,806	150,000,000	—

Tax-Free Cash Reserve Portfolio	1,421,549,806	1,662,773,298	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
  During the six months ended February 28, 2010, the Funds in aggregate paid legal fees of $61,081 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (i) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (ii) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund below had a capital loss carryforward as of August 31, 2009 which expires as follows:

	August 31, 2015	August 31, 2017	Total*

Tax-Free Cash Reserve Portfolio	$13,734	$12,152	$25,886

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

55        Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	57,337,621,840	$57,337,621,840	115,210,746,376	$115,210,746,376

Private Investment Class	3,465,542,362	3,465,542,362	5,348,698,563	5,348,698,563

Personal Investment Class	400,030,845	400,030,845	1,108,427,503	1,108,427,503

Cash Management Class	9,058,433,028	9,058,433,028	22,021,236,511	22,021,236,511

Reserve Class	598,093,172	598,093,172	464,078,823	464,078,823

Resource Class	1,497,211,449	1,497,211,449	4,436,961,030	4,436,961,030

Corporate Class	12,027,492,934	12,027,492,934	25,713,082,952	25,713,082,952

Issued as reinvestment of dividends:
Institutional Class	6,697,434	6,697,434	92,389,548	92,389,548

Private Investment Class	65,775	65,775	4,175,312	4,175,312

Personal Investment Class	22,166	22,166	1,019,143	1,019,143

Cash Management Class	1,338,548	1,338,548	19,297,845	19,297,845

Reserve Class	15,913	15,913	423,816	423,816

Resource Class	202,236	202,236	9,417,843	9,417,843

Corporate Class	1,619,906	1,619,906	11,816,258	11,816,258

Reacquired:
Institutional Class	(61,275,978,425)	(61,275,978,425)	(119,606,311,487)	(119,606,311,487)

Private Investment Class	(3,497,890,646)	(3,497,890,646)	(5,479,702,739)	(5,479,702,739)

Personal Investment Class	(434,838,833)	(434,838,833)	(1,082,551,946)	(1,082,551,946)

Cash Management Class	(9,497,356,299)	(9,497,356,299)	(21,844,880,214)	(21,844,880,214)

Reserve Class	(527,132,798)	(527,132,798)	(460,563,612)	(460,563,612)

Resource Class	(1,886,393,257)	(1,886,393,257)	(4,855,525,668)	(4,855,525,668)

Corporate Class	(14,173,962,144)	(14,173,962,144)	(22,136,016,335)	(22,136,016,335)

Net increase (decrease) in share activity	(6,899,164,794)	$(6,899,164,794)	(1,023,780,478)	$(1,023,780,478)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

56        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	3,510,338,472	$3,510,338,472	12,290,583,897	$12,290,583,897

Private Investment Class	1,106,876,911	1,106,876,911	3,931,182,671	3,931,182,671

Personal Investment Class	1,119,338,686	1,119,338,686	3,996,774,649	3,996,774,649

Cash Management Class	1,874,016,961	1,874,016,961	4,111,368,752	4,111,368,752

Reserve Class	40,473,335	40,473,335	229,777,763	229,777,763

Resource Class	448,695,267	448,695,267	1,256,286,686	1,256,286,686

Corporate Class	334,562,120	334,562,120	1,622,091,750	1,622,091,750

Issued as reinvestment of dividends:
Institutional Class	560,836	560,836	10,313,548	10,313,548

Private Investment Class	36,490	36,490	2,693,226	2,693,226

Personal Investment Class	30,164	30,164	2,391,491	2,391,491

Cash Management Class	106,242	106,242	9,806,592	9,806,592

Reserve Class	604	604	137,979	137,979

Resource Class	24,863	24,863	1,712,359	1,712,359

Corporate Class	65,499	65,499	1,037,479	1,037,479

Reacquired:
Institutional Class	(4,128,815,237)	(4,128,815,237)	(15,032,103,983)	(15,032,103,983)

Private Investment Class	(1,206,373,669)	(1,206,373,669)	(4,204,773,678)	(4,204,773,678)

Personal Investment Class	(1,162,128,916)	(1,162,128,916)	(4,223,838,556)	(4,223,838,556)

Cash Management Class	(1,998,699,686)	(1,998,699,686)	(4,793,389,253)	(4,793,389,253)

Reserve Class	(40,515,870)	(40,515,870)	(286,335,170)	(286,335,170)

Resource Class	(449,817,795)	(449,817,795)	(1,517,112,547)	(1,517,112,547)

Corporate Class	(324,065,488)	(324,065,488)	(1,878,437,462)	(1,878,437,462)

Net increase (decrease) in share activity	(875,290,211)	$(875,290,211)	(4,469,831,807)	$(4,469,831,807)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

57        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	13,012,469,054	$13,012,469,054	51,181,133,777	$51,181,133,777

Private Investment Class	3,088,366,685	3,088,366,685	13,590,064,578	13,590,064,578

Personal Investment Class	779,892,324	779,892,324	2,462,023,476	2,462,023,476

Cash Management Class	24,216,662,731	24,216,662,731	49,522,914,925	49,522,914,925

Reserve Class	275,034,049	275,034,049	327,457,354	327,457,354

Resource Class	869,823,144	869,823,144	2,023,916,969	2,023,916,969

Corporate Class	8,627,755,921	8,627,755,921	24,071,126,166	24,071,126,166

Issued as reinvestment of dividends:
Institutional Class	430,942	430,942	13,766,545	13,766,545

Private Investment Class	53,707	53,707	1,355,282	1,355,282

Personal Investment Class	39,332	39,332	794,376	794,376

Cash Management Class	272,218	272,218	7,153,769	7,153,769

Reserve Class	7,096	7,096	51,349	51,349

Resource Class	56,904	56,904	1,980,528	1,980,528

Corporate Class	260,658	260,658	5,090,909	5,090,909

Reacquired:
Institutional Class	(13,549,818,954)	(13,549,818,954)	(50,951,926,883)	(50,951,926,883)

Private Investment Class	(4,501,519,649)	(4,501,519,649)	(12,477,333,091)	(12,477,333,091)

Personal Investment Class	(793,491,705)	(793,491,705)	(2,722,184,361)	(2,722,184,361)

Cash Management Class	(28,193,338,826)	(28,193,338,826)	(45,588,371,686)	(45,588,371,686)

Reserve Class	(236,778,770)	(236,778,770)	(334,167,404)	(334,167,404)

Resource Class	(886,030,891)	(886,030,891)	(2,289,702,388)	(2,289,702,388)

Corporate Class	(7,969,395,854)	(7,969,395,854)	(22,896,225,215)	(22,896,225,215)

Net increase (decrease) in share activity	(5,259,249,884)	$(5,259,249,884)	5,948,918,975	$5,948,918,975

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 44% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

58        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	37,020,545,032	$37,020,545,032	68,158,587,580	$68,158,587,580

Private Investment Class	1,540,709,914	1,540,709,914	7,841,778,183	7,841,778,183

Personal Investment Class	60,430,819	60,430,819	190,466,782	190,466,782

Cash Management Class	4,322,758,949	4,322,758,949	10,444,803,117	10,444,803,117

Reserve Class	232,650,278	232,650,278	434,676,362	434,676,362

Resource Class	1,547,163,014	1,547,163,014	4,567,230,434	4,567,230,434

Corporate Class	3,355,442,362	3,355,442,362	9,532,168,089	9,532,168,089

Issued as reinvestment of dividends:
Institutional Class	3,187,630	3,187,630	28,153,603	28,153,603

Private Investment Class	56,259	56,259	1,556,833	1,556,833

Personal Investment Class	614	614	34,041	34,041

Cash Management Class	524,465	524,465	10,189,620	10,189,620

Reserve Class	23,386	23,386	398,039	398,039

Resource Class	59,580	59,580	2,237,117	2,237,117

Corporate Class	376,423	376,423	2,892,316	2,892,316

Reacquired:
Institutional Class	(40,125,844,691)	(40,125,844,691)	(60,343,497,677)	(60,343,497,677)

Private Investment Class	(1,506,601,810)	(1,506,601,810)	(7,566,784,032)	(7,566,784,032)

Personal Investment Class	(60,390,943)	(60,390,943)	(202,513,311)	(202,513,311)

Cash Management Class	(4,519,105,721)	(4,519,105,721)	(9,558,159,100)	(9,558,159,100)

Reserve Class	(259,039,086)	(259,039,086)	(430,784,829)	(430,784,829)

Resource Class	(1,634,788,022)	(1,634,788,022)	(4,408,652,274)	(4,408,652,274)

Corporate Class	(3,992,153,178)	(3,992,153,178)	(7,763,975,019)	(7,763,975,019)

Net increase (decrease) in share activity	(4,013,994,726)	$(4,013,994,726)	10,940,805,874	$10,940,805,874

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

59        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,119,138,523	$1,119,138,523	2,232,883,956	$2,232,883,956

Private Investment Class	169,863,831	169,863,831	274,551,140	274,551,140

Personal Investment Class	35,784,998	35,784,998	167,645,922	167,645,922

Cash Management Class	5,303,476	5,303,476	24,068,707	24,068,707

Reserve Class	27,538,498	27,538,498	73,485,734	73,485,734

Resource Class	56,245,217	56,245,217	28,199,787	28,199,787

Corporate Class	50,000,000	50,000,000	351,723	351,723

Issued as reinvestment of dividends:
Institutional Class	104,425	104,425	1,279,524	1,279,524

Private Investment Class	4,087	4,087	106,322	106,322

Personal Investment Class	—	—	—	—

Cash Management Class	4,574	4,574	139,970	139,970

Reserve Class	122	122	1,093	1,093

Resource Class	2,145	2,145	120,734	120,734

Corporate Class	12	12	194	194

Reacquired:
Institutional Class	(1,302,772,196)	(1,302,772,196)	(1,925,199,581)	(1,925,199,581)

Private Investment Class	(181,322,427)	(181,322,427)	(272,277,253)	(272,277,253)

Personal Investment Class	(38,979,540)	(38,979,540)	(166,774,620)	(166,774,620)

Cash Management Class	(15,746,137)	(15,746,137)	(27,579,469)	(27,579,469)

Reserve Class	(30,615,681)	(30,615,681)	(80,261,384)	(80,261,384)

Resource Class	(15,131,387)	(15,131,387)	(44,669,799)	(44,669,799)

Corporate Class	(50,014,512)	(50,014,512)	(351,812)	(351,812)

Net increase (decrease) in share activity	(170,591,972)	$(170,591,972)	285,720,888	$285,720,888

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 67% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

60        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,100,850,130	$1,100,850,130	7,425,779,177	$7,425,779,177

Private Investment Class	135,420,176	135,420,176	511,847,886	511,847,886

Personal Investment Class	7,503,755	7,503,755	13,445,479	13,445,479

Cash Management Class	1,119,986,803	1,119,986,803	2,792,727,250	2,792,727,250

Reserve Class	12,121,152	12,121,152	27,969,701	27,969,701

Resource Class	83,307,037	83,307,037	394,300,830	394,300,830

Corporate Class	8,710,758	8,710,758	763,229,887	763,229,887

Issued as reinvestment of dividends:
Institutional Class	68,878	68,878	4,361,045	4,361,045

Private Investment Class	28,656	28,656	1,750,991	1,750,991

Personal Investment Class	321	321	14,257	14,257

Cash Management Class	39,983	39,983	6,129,570	6,129,570

Reserve Class	2,847	2,847	164,252	164,252

Resource Class	17,864	17,864	896,000	896,000

Corporate Class	0	0	676,626	676,626

Reacquired:
Institutional Class	(1,294,608,069)	(1,294,608,069)	(8,366,246,381)	(8,366,246,381)

Private Investment Class	(200,900,090)	(200,900,090)	(608,096,771)	(608,096,771)

Personal Investment Class	(9,235,874)	(9,235,874)	(46,189,189)	(46,189,189)

Cash Management Class	(1,269,143,315)	(1,269,143,315)	(3,334,320,791)	(3,334,320,791)

Reserve Class	(10,722,302)	(10,722,302)	(56,426,572)	(56,426,572)

Resource Class	(118,892,000)	(118,892,000)	(527,615,619)	(527,615,619)

Corporate Class	(54,442,139)	(54,442,139)	(760,205,770)	(760,205,770)

Net increase (decrease) in share activity	(489,885,429)	$(489,885,429)	(1,755,808,142)	$(1,755,808,142)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9—Subsequent Event

Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” will be changed to “Invesco”.

61        Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Institutional Class

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses)								to average		to average net		Ratio of net
	Net asset			on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets

Liquid Assets Portfolio
Six months ended 02/28/10	$1.00	$0.00	(b)	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.10%	$16,332,712	0.15	%(c)	0.18	%(c)	0.20	%(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	1.30	20,264,356	0.16		0.21		1.17
Year ended 08/31/08	1.00	0.04	(b)	0.00	0.04	(0.04)	(0.00)	(0.04)	1.00	3.80	24,567,534	0.12		0.17		3.64
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.37	18,081,351	0.12		0.18		5.25
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	(0.00)	(0.04)	1.00	4.57	15,058,664	0.12		0.18		4.50
Year ended 08/31/05	1.00	0.02		0.00	0.02	(0.02)	—	(0.02)	1.00	2.50	12,281,976	0.12		0.19		2.44

STIC Prime Portfolio
Six months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	1,955,807	0.15	(c)	0.20	(c)	0.12	(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.89	2,573,721	0.17		0.23		0.93
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.63	5,304,800	0.12		0.18		3.46
Year ended 08/31/07	1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00	5.38	3,479,266	0.12		0.19		5.25
Year ended 08/31/06	1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00	4.59	4,723,582	0.12		0.19		4.53
Year ended 08/31/05	1.00	0.02		—	0.02	(0.02)	—	(0.02)	1.00	2.52	4,567,205	0.12		0.19		2.48

Treasury Portfolio
Six months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	4,345,423	0.13	(c)	0.18	(c)	0.04	(c)
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.39	4,882,282	0.15		0.20		0.37
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.93	4,639,164	0.12		0.18		2.66
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.17	3,306,283	0.12		0.19		5.03
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.37	2,101,790	0.12		0.20		4.27
Year ended 08/31/05	1.00	0.02		0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	2.37	2,101,143	0.12		0.20		2.33

Government & Agency Portfolio
Six months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	6,712,735	0.13	(c)	0.13	(c)	0.12	(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.73	9,814,845	0.14		0.15		0.60
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.42	1,971,451	0.12		0.14		3.28
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.31	1,328,964	0.12		0.15		5.18
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.49	1,812,271	0.12		0.16		4.45
Year ended 08/31/05	1.00	0.02		(0.00)	0.02	(0.02)	—	(0.02)	1.00	2.44	999,532	0.12		0.17		2.42

Government TaxAdvantage Portfolio
Six months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	352,427	0.13	(c)	0.26	(c)	0.04	(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.59	535,957	0.15		0.30		0.51
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.28	226,983	0.12		0.24		3.30
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.21	321,456	0.12		0.30		5.08
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.41	80,104	0.12		0.37		4.31
Year ended 08/31/05	1.00	0.02		0.00	0.02	(0.02)	—	(0.02)	1.00	2.39	82,845	0.12		0.41		2.40

Tax-Free Cash Reserve Portfolio
Six months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	635,714	0.25	(c)	0.30	(c)	0.08	(c)
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.91	829,400	0.27		0.31		1.04
Five months ended 08/31/08	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.72	1,765,515	0.22	(d)	0.25	(d)	1.76	(d)
Year ended 03/31/08	1.00	0.03		(0.00)	0.03	(0.03)	—	(0.03)	1.00	3.28	3,256,572	0.22		0.25		3.23
Year ended 03/31/07	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	3.41	2,870,218	0.22		0.25		3.36
Year ended 03/31/06	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	2.53	1,892,111	0.22		0.27		2.49
Year ended 03/31/05	1.00	0.01		—	0.01	(0.01)	—	(0.01)	1.00	1.24	2,117,055	0.22		0.27		1.24

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)	Calculated using average shares outstanding.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $17,467,060, $2,051,266, $4,660,917, $7,998,405, $418,234 and $682,492 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

62        Short-Term Investments Trust

Calculating Your Ongoing Fund Expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2009 through February 28, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Institutional Class	(09/01/09)	(02/28/10)[1]	Period[2]	(02/28/10)	Period[2]	Ratio
Liquid Assets Portfolio	$1,000.00	$1,003.00	$0.74	$1,024.05	$0.75	0.15%

STIC Prime Portfolio	1,000.00	1,000.60	0.74	1,024.05	0.75	0.15

Treasury Portfolio	1,000.00	1,000.20	0.64	1,024.15	0.65	0.13

Government & Agency Portfolio	1,000.00	1,000.60	0.64	1,024.15	0.65	0.13

Government TaxAdvantage Portfolio	1,000.00	1,000.20	0.64	1,024.15	0.65	0.13

Tax-Free Cash Reserve Portfolio	1,000.00	1,000.40	1.24	1,023.55	1.25	0.25

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2009 through February 28, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

63        Short-Term Investments Trust

Invesco Aim Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco Aim collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco Aim, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco Aim maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website — invescoaim.com. More detail is available to you at that site.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. To locate each Fund’s portfolio holdings, click the Products and Performance tab at the top and select Product Overviews. Then, select your Fund from the drop-down menu. Links to each Fund’s complete monthly and quarterly holdings are available on this Web page. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. Click the About Us tab at the top of the home page; click on Legal Information; and then click on Invesco Aim Proxy Voting Guidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com and click the About Us tab at the top of the home page; click on Legal Information and then click on Proxy Voting Search. Next, select the Fund from the drop-down menu. This information is also available on the SEC website, sec.gov.

If used after July 20, 2010, this report must be accompanied by a Fund fact sheet for the most recent month-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Aim Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
     On or about April 30, 2010, Invesco Aim Distributors, Inc. becomes Invesco Distributors, Inc., Invesco Aim Investment Services, Inc. becomes Invesco Investment Services, Inc., and AIM funds become Invesco funds. In addition, invescoaim.com becomes invesco.com.

CM-STIT-SAR-1           Invesco Aim Distributors, Inc.

Personal Investment Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Semiannual Report to Shareholders ▪ February 28, 2010

2	Fund Data
3	Letters to Shareholders
4	Schedules of Investments
45	Financial Statements
50	Notes to Financial Statements
62	Financial Highlights
63	Fund Expenses

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency and is not a deposit or other obligation of, or guaranteed by, a depository institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Read it carefully before you invest or send money.
Invesco Global Cash Management is a brand name encompassing products and services provided by one or more subsidiaries of Invesco Ltd. References to Invesco Fixed Income describe a fixed income team composed of affiliated Invesco entities worldwide.
Unless otherwise stated, information presented in this report is as of February 28, 2010, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Data

Personal Investment Class data as of 2/28/10

FUND		YIELDS		WEIGHTED AVERAGE MATURITY		TOTAL NET ASSETS
		7-Day SEC Yields
		Had Fees Not
		Been Waived and/or		Range During
	7-Day	Expenses Not	Monthly	Reporting	At Reporting
	SEC Yields	Been Reimbursed	Yields	Period	Period End

Liquid Assets	0.02%	-0.22%	0.02%	41 - 56 days	42 days	$110.8 million

STIC Prime	0.02	-0.23	0.02	11 - 26 days	18 days	138.6 million

Treasury	0.02	-0.22	0.02	40 - 54 days	52 days	198.1 million

Government & Agency	0.02	-0.18	0.02	35 - 52 days	47 days	17.7 million

Government TaxAdvantage	0.02	-0.32	0.02	25 - 53 days	37 days	8.9 million

Tax-Free Cash Reserve	0.02	-0.19	0.02	23 - 37 days	27 days	5.6 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Had the adviser and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Monthly yields represent annualized results for the month, net of fees and expenses, and exclude any realized capital gains or losses.
2	Short-Term Investments Trust

Letters to Shareholders
Bruce Crockett
Dear Fellow Shareholders:
While 2009 was a challenging year for all of us, the final months of the decade concluded with many of us feeling more optimistic about the years ahead. Perhaps one of the most valuable lessons from 2009 is the importance of a long-term, diversified investment strategy, which I’ve mentioned in previous letters.
     Cash and cash equivalents comprised an important segment of many investors’ portfolios during the volatile market environment in 2009. As it has over the years, Invesco Global Cash Management served its clients well during this period of uncertainty by adhering to its conservative investment philosophy.
     Having navigated the recent crisis without any credit issues in our money market funds, Invesco continues to work with industry officials and regulatory authorities to identify “best practices” for the money market fund industry going forward. New rules for money market funds approved in January 2010 by the U.S. Securities and Exchange Commission incorporate many of these best practices, and promise additional disclosure and greater transparency for money market fund investors.
     Just as Invesco Global Cash Management is committed to managing its money market funds for safety and liquidity, your Board is committed to earning your continued trust. Board members exercise oversight to maintain the AIM Funds’ “Investor First” orientation, manage costs and enhance performance to put your interests first.
     To that end, some of you may have seen it reported in the latter part of 2009 that Invesco will assume the management of the Van Kampen family of mutual funds as well as the retail Morgan Stanley funds. The closing will be later this year, and we view this addition as an opportunity to provide you access to an even broader range of funds under the Invesco umbrella.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing and serving you.
Best regards,

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

Karen Dunn Kelley
Dear Shareholders:
The period covered by this report was a challenging one for investors in short-term cash management investments – as well as for those of us who manage such investments.
     After four quarters of contraction, the U.S. economy expanded in the third and fourth quarters of 2009. Although the strength and sustainability of the economic recovery was uncertain, signs of improvement were undeniable.
     Nonetheless, after experiencing significant stock market volatility over the last couple of years, many investors remained risk averse and preferred the relative safety and liquidity of cash or cash equivalents to equities. They did so despite historically low yields on money market funds.
     During the reporting period, those of us at Invesco Global Cash Management faced the challenge of providing investors with positive yields despite record-low short-term interest rates – and doing so in the face of a shrinking supply of creditworthy money market securities.
     Despite these challenges, we remained steadfast in our commitment to minimizing credit risk in our portfolios and avoiding issuers with potential event and headline risk. Our strict adherence to our time-tested credit and risk management processes was reflected in our continued growth in calendar year 2009 – when our growth outpaced the industry and our assets under management reached an all-time high.
     For Invesco Global Cash Management, part of Invesco Fixed Income, safety is of paramount importance to the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.
     All of us at Invesco Fixed Income are dedicated to helping our clients achieve their short-term cash management needs. We are also dedicated to excellence in customer service. If you have questions about your account, please contact one of our Cash Management representatives at 800 659 1005.
Sincerely,

Karen Dunn Kelley
CEO, Invesco Fixed Income

3Short-Term Investments Trust

Schedule of Investments

February 28, 2010
(Unaudited)

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–34.67%(a)
Asset-Backed Securities–Commercial Loans/Leases–6.92%
Amstel Funding Corp.(b)(c)	0.65%	03/30/10	$150,000	$149,921,458

Amstel Funding Corp.(b)(c)	0.90%	04/20/10	115,000	114,856,250

Amstel Funding Corp.(b)(c)	1.35%	03/11/10	200,000	199,925,000

Amstel Funding Corp.(b)(c)	1.35%	03/12/10	175,000	174,927,813

Atlantis One Funding Corp.(b)(c)	0.20%	04/06/10	100,000	99,980,000

Atlantis One Funding Corp.(b)(c)	0.22%	06/16/10	135,000	134,913,731

Atlantis One Funding Corp.(b)(c)	0.22%	06/09/10	151,000	150,907,722

Atlantis One Funding Corp.(b)(c)	0.29%	08/09/10	100,000	99,870,306

Atlantis One Funding Corp.(b)(c)	0.30%	08/04/10	200,000	199,744,333

Atlantis One Funding Corp.(b)(c)	0.30%	05/06/10	100,000	99,945,000

Atlantis One Funding Corp.(b)(c)	0.30%	07/06/10	175,000	174,814,792

Atlantis One Funding Corp.(b)(c)	0.30%	08/02/10	90,000	89,884,500

				1,689,690,905

Asset-Backed Securities–Consumer Receivables–1.52%
Amsterdam Funding Corp.(c)	0.18%	04/07/10	100,000	99,981,500

Amsterdam Funding Corp.(c)	0.20%	03/08/10	80,189	80,185,882

Barton Capital LLC(c)	0.19%	05/11/10	80,043	80,013,006

Old Line Funding, LLC(c)	0.19%	03/09/10	110,061	110,056,353

				370,236,741

Asset-Backed Securities–Fully Backed–0.66%
Straight-A Funding LLC
–Series 1, (CEP–Federal Financing Bank)(c)	0.18%	03/01/10	85,000	85,000,000

–Series 1, (CEP–Federal Financing Bank)(c)	0.18%	03/11/10	75,000	74,996,250

				159,996,250

Asset-Backed Securities–Fully Supported Bank–4.82%
Crown Point Capital Co., LLC
–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(c)	0.40%	03/05/10	45,000	44,998,000

–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(c)	0.40%	03/08/10	100,000	99,992,222

–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(c)	0.40%	03/16/10	60,000	59,990,000

–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(c)	0.40%	03/19/10	170,000	169,966,000

Grampian Funding Ltd./LLC
(CEP–Lloyds TSB Bank PLC)(b)(c)	0.24%	04/06/10	123,000	122,970,480

(CEP–Lloyds TSB Bank PLC)(b)(c)	0.24%	04/19/10	55,000	54,982,033

(CEP–Lloyds TSB Bank PLC)(b)(c)	0.25%	03/16/10	183,000	182,980,938

LMA-Americas, LLC
(CEP–Credit Agricole S.A.)(b)(c)	0.18%	04/23/10	78,400	78,379,224

(CEP–Credit Agricole S.A.)(b)(c)	0.20%	03/22/10	80,000	79,990,667

Matchpoint Master Trust–Series A, (CEP–BNP Paribas)(b)(c)	0.18%	03/12/10	104,461	104,455,255

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Fully Supported Bank–(continued)

Surrey Funding Corp.
(CEP–Barclays Bank PLC)(b)(c)	0.19%	03/17/10	$79,000	$78,993,329

(CEP–Barclays Bank PLC)(b)(c)	0.20%	04/12/10	50,000	49,988,333

(CEP–Barclays Bank PLC)(b)(c)	0.20%	04/20/10	50,000	49,986,111

				1,177,672,592

Asset-Backed Securities–Multi-Purpose–2.76%
Atlantic Asset Securitization LLC(c)	0.17%	03/15/10	105,000	104,993,058

Atlantic Asset Securitization LLC(c)	0.18%	04/09/10	60,000	59,988,300

Atlantic Asset Securitization LLC(c)	0.19%	05/04/10	50,000	49,983,111

Atlantic Asset Securitization LLC(c)	0.20%	05/10/10	50,000	49,980,556

Gemini Securitization Corp., LLC(c)	0.20%	05/03/10	47,000	46,983,550

Mont Blanc Capital Corp.(b)(c)	0.18%	03/04/10	97,000	96,998,545

Regency Markets No. 1, LLC(b)(c)	0.18%	03/22/10	56,000	55,994,120

Tulip Funding Corp.(b)(c)	0.18%	03/22/10	113,483	113,471,415

Tulip Funding Corp.(b)(c)	0.21%	03/01/10	95,000	95,000,000

				673,392,655

Asset-Backed Securities–Securities–4.51%
Aspen Funding Corp.(c)	0.16%	03/05/10	70,000	69,998,756

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.21%	04/19/10	100,000	99,971,417

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.22%	04/19/10	100,000	99,970,056

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.23%	04/07/10	25,000	24,994,090

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.23%	04/19/10	175,000	174,945,215

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.23%	04/21/10	75,000	74,975,562

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.26%	03/10/10	104,250	104,243,224

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.26%	03/15/10	52,000	51,994,742

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.26%	03/18/10	50,000	49,993,861

Solitaire Funding Ltd./LLC(b)(c)	0.20%	03/05/10	90,000	89,998,000

Solitaire Funding Ltd./LLC(b)(c)	0.20%	03/10/10	200,000	199,990,000

Tempo Finance Ltd./Corp.(b)(c)	0.22%	05/05/10	60,000	59,976,167

				1,101,051,090

Diversified Banks–5.98%
Bank of Nova Scotia(b)	0.21%	06/02/10	275,000	274,850,813

ING (U.S.) Funding LLC(b)	0.16%	03/05/10	200,000	199,996,445

National Australia Funding Delaware Inc.(b)(c)	0.17%	04/19/10	200,000	199,953,722

Santander Central Hispano Finance (Delaware) Inc.(b)	0.40%	04/09/10	155,000	154,932,833

Societe Generale North America, Inc.(b)	0.23%	05/25/10	230,000	229,875,097

Societe Generale North America, Inc.(b)	0.25%	04/07/10	400,000	399,897,222

				1,459,506,132

Integrated Oil & Gas–0.16%
Total Capital S.A.(b)(c)	0.17%	03/31/10	39,250	39,244,603

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Life & Health Insurance–1.14%
Metlife Short Term Funding LLC(c)	0.19%	03/01/10	$143,700	$143,700,000

Metlife Short Term Funding LLC(c)	0.19%	03/04/10	135,000	134,997,862

				278,697,862

Municipal Commercial Paper–1.35%
District of Columbia (National Academy of Sciences);
Series 2008A, Commercial Paper RB (LOC–Bank of America, N.A.)(d)	0.23%	03/04/10	18,000	18,000,000

Series 2009A, Commercial Paper RB (LOC–Bank of America, N.A.)(d)	0.20%	03/04/10	55,220	55,220,000

Illinois (State of) Educational Facilities Authority (Pooled Financing Program); Series 2002, Commercial Paper RN (LOC–Northern Trust Co.)(d)	0.21%	04/05/10	20,000	20,000,000

University of Texas System Board of Regents (Revenue Financing System);
Series 2002 A, Commercial Paper Notes	0.18%	03/05/10	35,000	35,000,000

Series 2002 A, Commercial Paper Notes	0.18%	04/06/10	5,000	5,000,000

Series 2002 A, Commercial Paper Notes	0.19%	07/09/10	20,000	20,000,000

Series 2002 A, Commercial Paper Notes	0.20%	05/24/10	25,000	25,000,000

Series 2002 A, Commercial Paper Notes	0.22%	06/03/10	33,875	33,875,000

Series 2002 A, Commercial Paper Notes	0.22%	07/13/10	20,000	20,000,000

Upper Trinity Regional Water District; Series 2010 A, Supply System Commercial Paper RN (LOC–Bank of America, N.A.)(d)	0.16%	03/01/10	22,350	22,350,000

Whiting (City of), Indiana (BP Products North America Inc.); Series 2009, Environmental Facilities Commercial Paper RB(b)	0.23%	03/03/10	31,500	31,500,000

Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care, Inc.);
Series 2009A, Commercial Paper RB (LOC–U.S. Bank, N.A.)(d)	0.25%	06/02/10	25,000	25,000,000

Series 2009A, Commercial Paper RB (LOC–U.S. Bank, N.A.)(d)	0.25%	07/07/10	20,000	20,000,000

				330,945,000

Packaged Foods & Meats–1.47%
Nestle Capital Corp.(b)(c)	0.30%	07/06/10	150,000	149,841,250

Nestle Capital Corp.(b)(c)	0.35%	05/13/10	100,000	99,929,028

Nestle Capital Corp.(b)(c)	0.35%	06/11/10	108,000	107,892,900

				357,663,178

Regional Banks–3.38%
ANZ National (Int’l) Ltd.(b)(c)	0.35%	04/19/10	70,000	69,966,653

Banque et Caisse d’Epargne de l’Etat(b)	0.20%	05/13/10	50,000	49,980,229

Banque et Caisse d’Epargne de l’Etat(b)	0.21%	03/15/10	100,000	99,991,833

Commonwealth Bank of Australia(b)(c)	0.19%	05/10/10	200,000	199,926,111

Fortis Funding LLC(b)(c)	0.22%	05/26/10	200,000	199,894,889

Svenska Handelsbanken, Inc.(b)	0.20%	05/19/10	204,800	204,712,363

				824,472,078

Total Commercial Paper (Cost $8,462,569,086)				8,462,569,086

Certificates of Deposit–30.56%
Banco Bilbao Vizcaya Argentaria, S.A.	0.30%	04/16/10	100,000	100,001,276

Banco Bilbao Vizcaya Argentaria, S.A.	0.32%	05/12/10	100,000	100,001,997

Banco Bilbao Vizcaya Argentaria, S.A.	0.34%	05/17/10	100,000	100,000,000

Banco Bilbao Vizcaya Argentaria, S.A.	0.46%	06/17/10	200,000	200,002,990

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)

Banco Bilbao Vizcaya Argentaria, S.A. (United Kingdom)(b)	0.31%	07/06/10	$100,000	$100,003,522

Bank of Nova Scotia(e)	0.23%	12/06/10	200,000	200,000,000

BNP Paribas (United Kingdom)(b)	0.23%	04/07/10	250,000	250,002,568

BNP Paribas	0.28%	06/14/10	160,000	160,000,000

Credit Agricole Corporate & Investment Bank	0.17%	03/01/10	63,000	63,000,000

Credit Agricole Corporate & Investment Bank(e)	0.33%	10/26/10	100,000	100,000,000

Credit Agricole Corporate & Investment Bank	0.53%	03/01/10	100,000	100,000,000

Credit Agricole Corporate & Investment Bank	0.70%	09/10/10	200,000	200,000,000

Credit Agricole Corporate & Investment Bank	0.96%	08/09/10	100,000	100,000,000

Credit Agricole Corporate & Investment Bank	0.96%	08/16/10	100,000	100,000,000

Commonwealth Bank of Australia(b)	0.29%	04/09/10	100,000	100,000,000

Lloyds TSB Bank PLC	0.18%	04/08/10	400,000	400,000,000

Lloyds TSB Bank PLC	0.18%	04/19/10	140,000	140,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.22%	05/18/10	150,000	150,003,247

National Australia Bank Ltd. (United Kingdom)(b)	0.22%	05/10/10	125,000	125,002,429

Nordea Bank A.B.	0.17%	04/12/10	200,000	200,000,000

Nordea Bank A.B.	0.19%	05/10/10	300,000	300,000,000

Nordea Bank A.B.	0.20%	03/03/10	200,000	200,000,000

Rabobank Nederland(e)	0.23%	01/07/11	100,000	100,000,000

Rabobank Nederland	0.29%	04/09/10	200,000	200,000,000

Rabobank Nederland(e)	0.35%	03/12/10	200,000	200,000,000

Rabobank Nederland	0.52%	05/21/10	200,000	200,000,000

Rabobank Nederland	0.55%	10/26/10	100,000	100,003,302

Royal Bank of Canada(e)	0.23%	11/04/10	155,000	155,000,000

Royal Bank of Canada	0.30%	03/23/10	100,000	100,000,000

Royal Bank of Canada	0.38%	05/28/10	250,000	250,000,000

Royal Bank of Scotland PLC	0.18%	04/09/10	200,000	200,000,000

Royal Bank of Scotland PLC	0.19%	04/16/10	125,000	125,000,000

Royal Bank of Scotland PLC	0.19%	04/16/10	125,000	125,000,000

Royal Bank of Scotland PLC	0.20%	03/08/10	200,000	200,000,000

Royal Bank of Scotland PLC	0.20%	03/19/10	100,000	100,000,000

Royal Bank of Scotland PLC	0.20%	03/26/10	150,000	150,000,000

Societe Generale(e)(f)	0.10%	04/05/10	200,000	200,000,000

Societe Generale	0.23%	05/03/10	150,000	150,000,000

Societe Generale	0.26%	04/06/10	189,800	189,802,836

Svenska Handelsbanken A.B.	0.19%	04/06/10	200,000	200,000,000

Toronto-Dominion Bank(e)	0.23%	12/09/10	200,000	200,000,000

Toronto-Dominion Bank	0.26%	07/01/10	175,000	175,000,000

Toronto-Dominion Bank	0.32%	05/17/10	150,000	150,003,196

Toronto-Dominion Bank	0.55%	10/22/10	100,000	100,000,000

Toronto-Dominion Bank	0.65%	04/09/10	200,000	200,000,000

Westpac Banking Corp.(e)	0.19%	04/13/10	200,000	200,000,000

Total Certificates of Deposit (Cost $7,457,827,363)				7,457,827,363

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Variable Rate Demand Notes–19.43%(e)(f)
Credit Enhanced–17.07%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.23%	06/01/29	$200	$200,000

Alamogordo (City of), New Mexico (Gerald Champion Regional Medical Center); Series 2007 A, Ref. VRD Hospital Improvement RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/37	10,465	10,465,000

Alexandria (City of), Virginia Industrial Development Authority (American Academy of Otolaryngology-Head & Neck Surgery Foundation, Inc.); Series 2008 B, VRD Headquarters Facilities RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/38	6,310	6,310,000

Alexandria (City of), Virginia Industrial Development Authority; Series 1996 A, VRD Pooled Loan RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/26	2,400	2,400,000

Allegheny (County of), Pennsylvania Hospital Development Authority (Central Blood Bank); Series 1992, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(d)	0.19%	12/01/10	2,525	2,525,000

Allegheny (County of), Pennsylvania Industrial Development Authority (Longwood at Oakwood, Inc.); Series 2001 B, Ref. VRD Sr. Health and Housing Facilities RB (LOC–PNC Bank, N.A.)(d)	0.13%	07/01/27	4,800	4,800,000

Apache (County of), Industrial Development Authority (Tucson Electric Power Co.-Springerville); Series 1983 B, VRD IDR (LOC–Bank of New York Mellon)(d)	0.20%	12/15/18	8,900	8,900,000

Atlanta (City of), Georgia (Westside); Series 2001, VRD Tax Allocation Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	12/01/22	8,055	8,055,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.23%	10/01/33	105	105,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.17%	12/01/33	29,015	29,015,000

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	12/01/14	3,400	3,400,000

Beaver (County of), Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(b)(d)	0.18%	07/15/21	8,500	8,500,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(d)	0.25%	12/01/28	4,700	4,700,000

Boone (County of), Kentucky (Duke Energy Kentucky, Inc.); Series 2008 A, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(d)	0.16%	08/01/27	5,000	5,000,000

Brooke (County of), West Virginia County Commission (Bethany College); Series 2008 A, VRD Commercial Development RB (LOC–PNC Bank, N.A.)(d)	0.19%	12/01/37	4,050	4,050,000

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD IDR (LOC–PNC Bank, N.A.)(d)	0.17%	07/01/39	25,840	25,840,000

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	05/01/27	2,150	2,150,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	06/15/31	2,010	2,010,000

Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	06/15/31	2,685	2,685,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	10/01/32	25,150	25,150,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.19%	12/01/32	2,660	2,660,000

Charlotte (City of), North Carolina (NASCAR Hall of Fame Facilities); Series 2009 D, VRD Taxable COP (LOC–Bank of America, N.A.)(d)	0.24%	06/01/35	9,800	9,800,000

Chatham Capital Corp.; Series 2000, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(d)	0.23%	07/01/20	4,431	4,431,000

Chester (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2001, VRD IDR (LOC–Wells Fargo Bank, N.A.)(d)	0.15%	07/01/31	41,500	41,500,000

Chicago (City of), Illinois Board of Education;
Series 2009 B, Ref. VRD Unlimited Tax GO (LOC–U.S. Bank, N.A.)(d)	0.12%	03/01/31	10,000	10,000,000

Series 2009 C, Ref. VRD Unlimited Tax GO (LOC–U.S. Bank, N.A.)(c)(d)	0.12%	03/01/12	6,300	6,300,000

Series 2010 B, Ref. VRD Unlimited Tax GO (LOC–JPMorgan Chase Bank, N.A.)(d)	0.12%	03/01/36	18,000	18,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Clarke (County of), Virginia Industrial Development Authority (Grafton School, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	12/01/20	$4,090	$4,090,000

Cleveland (City of) -Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(d)	0.16%	01/01/33	24,875	24,875,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	07/01/22	2,000	2,000,000

Cobb (County of), Georgia Housing Authority (Post Apartment Homes, L.P.); Series 1995, VRD MFH RB (CEP–Federal National Mortgage Association)	0.19%	06/01/25	7,725	7,725,000

Cobb (County of), Georgia Housing Authority (Post Mill); Series 1995, VRD MFH RB (CEP–Federal National Mortgage Association)	0.19%	06/01/25	8,350	8,350,000

Cohasset (City of), Minnesota (Minnesota Power & Light Co.); Series 1997 A, Ref. VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	06/01/20	13,000	13,000,000

Collier (County of), Florida Health Facilities Authority (The Moorings, Inc.),
Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	12/01/24	9,275	9,275,000

Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/35	25,200	25,200,000

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.18%	11/01/38	3,545	3,545,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.18%	04/15/39	5,420	5,420,000

Colorado (State of) Educational & Cultural Facilities Authority (Lutheran Church Extension Fund-Missouri Synod Loan Program); Series 2008, VRD RB (LOC–Bank of America, N.A.)(d)	0.17%	05/15/38	7,300	7,300,000

Colorado (State of) Educational & Cultural Facilities Authority (Northwest University); Series 2007, VRD RB (LOC–Bank of America, N.A.)(d)	0.18%	09/01/37	4,800	4,800,000

Colorado (State of) Educational & Cultural Facilities Authority (Parker & Denver High Schools); Series 2006, VRD RB (LOC–Bank of America, N.A.)(d)	0.17%	12/01/36	3,000	3,000,000

Colorado (State of) Educational & Cultural Facilities Authority (Western Christian Schools); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.18%	07/01/39	4,875	4,875,000

Colorado (State of) Health Facilities Authority (Bethesda Living Centers); Series 1999, VRD RB (LOC–Bank of America, N.A.)(d)	0.18%	08/15/30	16,955	16,955,000

Colorado (State of) Housing & Finance Authority (Central Park LLC); Series 1996 C, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.17%	10/15/16	2,300	2,300,000

Colorado Springs (City of), Colorado (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(d)	0.22%	03/01/17	7,000	7,000,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD Obligation Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	03/15/23	6,050	6,050,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	01/01/21	9,205	9,205,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2005, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(d)	0.20%	07/01/35	13,875	13,875,000

Connecticut (State of) Health & Educational Facilities Authority (Lawrence & Memorial Hospital); Series 2004 E, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.15%	07/01/34	20,590	20,590,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	07/01/25	45,830	45,830,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	03/01/19	3,465	3,465,000

Crawford (City of), Texas Education Facilities Corp. (Concordia University Texas); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/37	20,555	20,555,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.15%	06/15/25	7,740	7,740,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

DeKalb, Newton, & Gwinnett (Counties of), Georgia Joint Development Authority (GGC Real Estate Parking I, LLC); Series 2007, VRD Incremental Draw RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/32	$5,385	$5,385,000

DeKalb, Newton, & Gwinnett (Counties of), Georgia Joint Development Authority (GPC Real Estate Student Support I, LLC); Series 2007, VRD Incremental Draw RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/35	19,125	19,125,000

Delaware (County of), Pennsylvania Industrial Development Authority (Resource Recovery Facility);
Series 1997 G, Ref. VRD IDR (CEP–General Electric Capital Corp.)	0.16%	12/01/31	6,355	6,355,000

Series 1997 G, Ref. VRD IDR (CEP–General Electric Capital Corp.)	0.16%	12/01/31	8,375	8,375,000

Series 1997 G, Ref. VRD IDR (CEP–General Electric Capital Corp.)	0.16%	12/01/31	8,235	8,235,000

Series 1997 G, Ref. VRD IDR (CEP–General Electric Capital Corp.)	0.16%	12/01/31	7,640	7,640,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	09/01/36	3,945	3,945,000

Delaware (State of) Economic Development Authority (Peninsula United Methodist Homes, Inc.); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(d)	0.13%	05/15/37	7,415	7,415,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	05/01/36	5,000	5,000,000

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	07/01/39	10,100	10,100,000

Denham Springs (City of), Louisiana Economic Development District (Bass Pro Shops);
Series 2007 A, VRD Sales Tax Increment RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	01/01/37	5,060	5,060,000

Series 2007 B, VRD Sales Tax Increment RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	01/01/37	29,850	29,850,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility RB (LOC–PNC Bank, N.A.)(d)	0.23%	11/01/30	1,770	1,770,000

District of Columbia (Hogar Hispano, Inc.); Series 2005, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	03/01/30	15,565	15,565,000

District of Columbia (John F. Kennedy Center for the Performing Arts); Series 2008, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	10/01/29	18,630	18,630,000

District of Columbia (National Association for the Education of Young Children); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	04/01/36	14,390	14,390,000

District of Columbia (The Field School, Inc.); Series 2001 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.18%	07/01/31	13,655	13,655,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	04/01/38	6,000	6,000,000

District of Columbia;
Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(c)(d)	0.20%	01/01/29	17,227	17,227,000

Series 2001 C, VRD Unlimited Tax GO (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	06/01/26	15,570	15,570,000

Series 2002 D, Ref. VRD Unlimited Tax GO (LOC–Wells Fargo Bank, N.A.)(d)	0.20%	07/01/31	36,995	36,995,000

Series 2008 C-1, Ref. VRD Unlimited Tax GO (LOC–TD Bank, N.A.)(d)	0.18%	06/01/27	5,000	5,000,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	06/01/27	78,553	78,553,000

Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(d)	0.14%	08/15/32	5,000	5,000,000

DuPage (County of), Illinois (Benet Academy Capital Building); Series 2000, VRD RB (LOC–Bank of America, N.A.)(c)(d)	0.20%	04/01/30	8,550	8,550,000

Eastern Michigan University Board of Regents; Series 2009 B, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.15%	03/01/49	15,000	15,000,000

Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	11/01/24	10,000	10,000,000

Emmaus (Borough of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.20%	03/01/30	20,000	20,000,000

Energy Northwest (Project No. 3); Series 2003-E, Ref. VRD Electric RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	07/01/17	44,075	44,075,000

Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)	0.18%	12/01/34	5,000	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Erie (City of), Pennsylvania Higher Education Building Authority (Mercyhurst College); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/23	$4,400	$4,400,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	06/01/37	9,565	9,565,000

Florida Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC–Wells Fargo Bank, N.A.)(d)	0.21%	02/01/35	2,595	2,595,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	05/15/31	5,780	5,780,000

Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(d)	0.19%	12/01/28	6,465	6,465,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank N.A.)(d)	0.16%	12/01/21	20,000	20,000,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(d)	0.29%	09/01/41	1,810	1,810,000

Fulton (County of), Georgia Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	04/01/28	3,470	3,470,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/23	4,965	4,965,000

Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)	0.20%	03/01/30	14,845	14,845,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(d)	0.16%	06/01/19	12,035	12,035,000

Green Lake (Township of), Michigan Economic Development Corp. (Interlochen Center For The Arts); Series 2004, Ref. VRD RB (LOC–Harris N.A.)(d)	0.14%	06/01/34	4,300	4,300,000

Gwinnett (County of), Georgia Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC–Bank of America, N.A.)(c)(d)	0.50%	12/01/18	900	900,000

Hamilton (County of), Ohio (Cincinnati Children’s Hospital Medical Center); Series 2007 N, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	05/15/37	10,000	10,000,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	06/01/27	20,897	20,897,000

Hannibal (City of), Missouri Industrial Development Authority (Hannibal Regional Hospital); Series 2007, VRD Health Facilities RB (LOC–Bank of America, N.A.)(d)	0.20%	08/01/27	7,740	7,740,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(d)	0.16%	11/01/25	16,175	16,175,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/24	25,000	25,000,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC–U.S. Bank, N.A.)(d)	0.19%	06/01/14	3,490	3,490,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)	0.17%	08/01/32	7,800	7,800,000

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	01/01/38	3,785	3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2003 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(d)	0.17%	11/15/12	11,145	11,145,000

Series 2005 E, VRD Hospital RB (LOC–Credit Agricole S.A.)(b)(d)	0.19%	11/15/35	8,000	8,000,000

Series 2006 B-3, Ref. VRD Hospital RB (LOC–U.S. Bank, N.A.)(d)	0.15%	11/15/31	42,935	42,935,000

Series 2007 B, VRD Hospital RB (LOC–Harris N.A.)(d)	0.17%	11/15/37	19,015	19,015,000

Houston (City of), Texas Independent School District; Series 2004, VRD Schoolhouse Limited Tax GO (CEP–Texas Permanent School Fund)	0.20%	06/15/31	30,175	30,175,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	10/01/14	4,980	4,980,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Idaho (State of) Health Facilities Authority (Pooled Financing Program); Series 1985, VRD ACES RB (LOC–U.S. Bank, N.A.)(d)	0.20%	10/01/10	$2,700	$2,700,000

Illinois (State of) Development Finance Authority (Chicago Shakespeare Theater); Series 1999, VRD RB (LOC–Bank of America, N.A.)(c)(d)	0.50%	01/01/19	4,100	4,100,000

Illinois (State of) Development Finance Authority (Chinese American Service League); Series 2002, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	08/01/24	3,625	3,625,000

Illinois (State of) Development Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–Bank of America, N.A.)(c)(d)	0.50%	10/01/17	3,750	3,750,000

Illinois (State of) Development Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(c)(d)	0.22%	03/01/22	5,000	5,000,000

Illinois (State of) Development Finance Authority (Village of Oak Park Residence Corp.); Series 2001, VRD RB (LOC–Bank of America, N.A.)(c)(d)	0.20%	07/01/41	13,000	13,000,000

Illinois (State of) Development Finance Authority (Window to the World Communications, Inc.); Series 2000, VRD RB (LOC–Bank of America, N.A.)(d)	0.23%	08/01/15	6,900	6,900,000

Illinois (State of) Educational Facilities Authority (Field Museum of Natural History);
Series 1998, VRD RB (LOC–Bank of America, N.A.)(d)	0.18%	11/01/32	11,900	11,900,000

Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	11/01/34	16,400	16,400,000

Illinois (State of) Educational Facilities Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.21%	06/01/29	3,400	3,400,000

Illinois (State of) Educational Facilities Authority (St. Xavier University); Series 2002 A, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	10/01/32	6,890	6,890,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–Northern Trust Co.)(d)	0.17%	04/01/38	4,200	4,200,000

Illinois (State of) Finance Authority (Commonwealth Edison Co.); Series 2008 D, Ref. VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	03/01/20	7,800	7,800,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	02/01/40	9,900	9,900,000

Series 2009 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	02/01/34	14,500	14,500,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.21%	08/01/28	2,000	2,000,000

Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	07/01/35	15,000	15,000,000

Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	11/15/37	35,800	35,800,000

Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	11/15/37	6,000	6,000,000

Illinois (State of) Finance Authority (Proctor Hospital); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A)(d)	0.17%	01/01/16	8,465	8,465,000

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	04/01/39	7,600	7,600,000

Series 2009 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	04/01/39	17,600	17,600,000

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC–Northern Trust Co.)(d)	0.17%	02/15/33	10,950	10,950,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	08/15/25	10,895	10,895,000

Illinois (State of) Health Facilities Authority (Riverside Health System); Series 1994, VRD RB (LOC–Bank of America, N.A.)(d)	0.19%	11/01/19	5,700	5,700,000

Independence (City of), Missouri Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(d)	0.20%	11/01/27	19,265	19,265,000

Indiana (State of) Finance Authority (Bethel College); Series 2007, VRD Educational Facilities RB (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/32	5,725	5,725,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	08/01/21	$7,550	$7,550,000

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(d)	0.17%	07/01/39	15,000	15,000,000

Indiana (State of) Finance Authority (Parkview Health System Obligated Group); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(d)	0.16%	11/01/39	32,990	32,990,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(d)	0.16%	11/01/37	18,560	18,560,000

Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	11/01/37	5,825	5,825,000

Indiana (State of) Health & Educational Facility Financing Authority (Howard Regional Health System); Series 2005, VRD Hospital RB (LOC–Harris N.A.)(d)	0.14%	01/01/35	9,800	9,800,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals);
Series 2000 A, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/28	7,300	7,300,000

Series 2000 B, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/28	6,075	6,075,000

Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–Federal National Mortgage Association)	0.15%	05/15/38	10,000	10,000,000

Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD Private College Facility RB (LOC–Bank of America, N.A.)(d)	0.20%	02/01/33	5,905	5,905,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2000, VRD Private College Facility RB (LOC–Bank of America, N.A.)(d)	0.15%	11/01/30	20,450	20,450,000

Jackson (City of), Tennessee Energy Authority; Series 2009, Ref. VRD Water System RB (LOC–U.S. Bank, N.A.)(d)	0.15%	12/01/23	19,000	19,000,000

Kalamazoo (City of), Michigan Hospital Finance Authority (Bronson Methodist Hospital); Series 2009 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	05/15/28	35,510	35,510,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	05/01/33	7,750	7,750,000

Lackawanna (County of), Pennsylvania Industrial Development Authority (Scranton Preparatory School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	07/01/36	7,715	7,715,000

Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	06/01/31	29,315	29,315,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Communities); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	12/01/39	10,000	10,000,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(d)	0.19%	08/02/38	2,050	2,050,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(d)	0.16%	03/01/38	10,470	10,470,000

Louisiana (State of); Series 2009 A-1, VRD Gasoline & Fuels Tax Second Lien RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	05/01/43	40,000	40,000,000

Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2002, VRD Auxiliary RB (LOC–BNP Paribas)(b)(d)	0.19%	07/01/32	10,590	10,590,000

Lucas (County of), Ohio (ProMedica Healthcare System);
Series 2008 A, VRD Hospital RB (LOC–UBS AG)(b)(d)	0.18%	11/15/34	44,500	44,500,000

Series 2008 B, VRD Hospital RB (LOC–UBS AG)(b)(d)	0.16%	11/15/40	27,955	27,955,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(d)	0.19%	09/01/28	2,480	2,480,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/26	3,390	3,390,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/14	4,820	4,820,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(d)	0.19%	05/01/27	$4,695	$4,695,000

Manatee (County of), Florida (St. Stephen’s Upper School); Series 2000, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	11/01/25	4,000	4,000,000

Maryland (State of) Department of Housing & Community Development Administration (Park View at Catonsville); Series 2007 B, VRD MFH Development RB (CEP–Federal Home Loan Mortgage Corp.)	0.21%	12/01/37	3,650	3,650,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(d)	0.18%	07/01/33	3,590	3,590,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	04/01/35	7,500	7,500,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	07/01/41	5,000	5,000,000

Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC–TD Bank, N.A.)(d)	0.20%	04/01/28	5,895	5,895,000

Massachusetts (State of) Development Finance Agency (Brooksby Village Inc.); Series 2004, VRD RB (LOC–Bank of America, N.A.)(d)	0.17%	07/01/32	54,670	54,670,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(d)	1.60%	10/01/38	15,745	15,745,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD RB (LOC–TD Bank, N.A.)(d)	0.25%	03/01/39	5,750	5,750,000

Massachusetts (State of) Health & Educational Facilities Authority (Falmouth Assisted Living, Inc.); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(d)	0.25%	11/01/26	3,000	3,000,000

Massachusetts (State of) Health & Educational Facilities Authority (Northeastern University); Series 2008 V, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.23%	10/01/30	3,745	3,745,000

Massachusetts (State of) Housing Finance Agency (Avalon at Crane Brook); Series 2006 A, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.23%	04/01/36	23,335	23,335,000

Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable Bonds (LOC–Bank of America, N.A.)(d)	0.29%	01/01/44	9,308	9,308,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	10/15/42	52,100	52,100,000

Michigan (State of) Higher Education Facilities Authority (Calvin College); Series 2007 A, Ref. VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	09/01/37	5,000	5,000,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	10/15/30	21,235	21,235,000

Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	10/15/30	16,180	16,180,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	10/15/38	34,575	34,575,000

Michigan (State of) Strategic Fund (The Roper School); Series 2002, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(c)(d)	0.50%	05/01/32	3,195	3,195,000

Middletown (City of), Ohio (Atrium Medical Center Obligated Group);
Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	11/15/39	21,000	21,000,000

Series 2008 B, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	11/15/39	19,375	19,375,000

Minneapolis (City of), Minnesota (Fairview Health Services); Series 2008 E, VRD Health Care System RB (LOC–Wells Fargo Bank, N.A.)(d)	0.15%	11/15/47	56,155	56,155,000

Minnesota (State of) Higher Education Facilities Authority (St. Olaf College); Series 2000 Five-H, VRD RB (LOC–Harris N.A.)(d)	0.14%	10/01/30	5,225	5,225,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Assoc. Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.18%	01/01/25	4,650	4,650,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.25%	12/15/29	9,350	9,350,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.20%	04/01/37	$1,500	$1,500,000

Mississippi (State of) Business Finance Corp. (Jackson State University Privatized Student Housing); Series 2002 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	01/01/33	14,500	14,500,000

Mississippi (State of) Business Finance Corp. (Waste Management, Inc.); Series 2007, VRD Solid Waste Disposal RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	07/01/17	4,500	4,500,000

Missouri (State of) Health & Educational Facilities Authority (Bethesda Health Group, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	08/01/41	7,300	7,300,000

Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund–Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC–Bank of America, N.A.)(d)	0.17%	07/01/29	7,645	7,645,000

Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital); Series 2008 A, VRD RB (LOC–UBS AG)(b)(d)	0.19%	05/15/32	15,920	15,920,000

Missouri-Illinois Metropolitan District Bi-State Development Agency (Metrolink Cross County Extension Project); Series 2005 A, VRD Sub. Mass Transit Sales Tax Appropriation Bonds (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	10/01/35	18,000	18,000,000

Mobile (City of), Alabama Downtown Redevelopment Authority (Austral USA, LLC); Series 2009, VRD RB (LOC–Westpac Banking Corp.)(b)(d)	0.18%	09/01/39	7,000	7,000,000

Mobile (City of), Alabama Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.); Series 2010 B, VRD RB (LOC–Deutsche Bank AG)(b)(d)	0.16%	02/01/40	2,995	2,995,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	01/01/36	52,500	52,500,000

Montgomery (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	11/01/38	27,000	27,000,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/38	1,875	1,875,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	08/15/31	2,625	2,625,000

Montgomery (County of), Tennessee Public Building Authority (Tennessee County Loan Pool); Series 1997, VRD Pooled Financing RB (LOC–Bank of America, N.A.)(c)(d)	0.24%	11/01/27	3,900	3,900,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities IDR (LOC–PNC Bank, N.A.)(d)	0.19%	06/01/25	8,500	8,500,000

Morton Grove (Village of), Illinois (Illinois Holocaust Museum & Educational Center); Series 2006, VRD Cultural Facility RB (LOC–Bank of America, N.A.)(d)	0.19%	12/01/41	4,250	4,250,000

Nashville (City of), & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.19%	07/15/36	6,825	6,825,000

New Hampshire (State of) Business Finance Authority (Alice Peck Day Health Systems Obligated Group); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(d)	0.18%	10/01/36	5,380	5,380,000

New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(d)	0.25%	02/01/28	900	900,000

New Jersey (State of) Educational Facilities Authority (Caldwell College); Series 2006 F, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.14%	07/01/32	19,700	19,700,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System Bonds (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	06/15/32	41,000	41,000,000

New Mexico (State of) Educational Assistance Foundation; Sr. Series 2009 A, VRD Education Loan Bonds (LOC–Royal Bank of Canada)(b)(d)	0.23%	11/01/28	3,000	3,000,000

New Mexico (State of) Finance Authority; Subseries 2008 B-2, Ref. VRD Sub. Lien State Transportation RB (LOC–UBS AG)(b)(d)	0.19%	12/15/26	62,000	62,000,000

New York (City of), New York Housing Development Corp. (155 West 21st Street Development); Series 2007 B, VRD Taxable MFH Rental RB (CEP–Federal National Mortgage Association)	0.20%	11/15/37	4,600	4,600,000

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	08/01/36	2,035	2,035,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Norfolk (City of), Virginia Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/34	$9,040	$9,040,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (Norfolk Housing, LLC-The District at ODU); Series 2009, VRD Taxable RB (LOC–Bank of America, N.A.)(d)	0.29%	09/01/39	28,505	28,505,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	04/01/27	3,345	3,345,000

North Carolina (State of) Capital Facilities Finance Agency (Mars Hill College); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	01/15/28	13,770	13,770,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/29	2,360	2,360,000

North Carolina (State of) Capital Facilities Finance Agency (Pfeiffer University); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(d)	0.20%	11/01/26	8,735	8,735,000

North Carolina (State of) Capital Facilities Finance Agency (Shaw University); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(d)	0.20%	10/01/26	9,715	9,715,000

North Carolina (State of) Capital Facilities Finance Agency (The O’Neal School); Series 2007, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	09/01/29	2,400	2,400,000

North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(d)	0.20%	06/01/31	8,385	8,385,000

North Carolina (State of) Educational Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(d)	0.22%	01/01/19	8,325	8,325,000

North Carolina (State of) Educational Facilities Finance Agency (Gardner-Webb University); Series 1997, VRD RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.18%	07/01/17	2,025	2,025,000

North Carolina (State of) Educational Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/17	7,810	7,810,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	11/15/28	11,615	11,615,000

North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	01/01/49	13,000	13,000,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	09/01/34	22,875	22,875,000

Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)	0.26%	11/01/35	2,045	2,045,000

Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(d)	0.23%	12/01/27	14,345	14,345,000

Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(d)	0.28%	12/01/27	270	270,000

Ohio (State of) (Ohio Dominican University); Series 2007, VRD Higher Educational Facility RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	12/01/37	8,940	8,940,000

Ohio (State of) (University Hospitals Health System, Inc.); Series 2008 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.14%	01/15/35	15,130	15,130,000

Ohio (State of) Air Quality Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2005-A, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(d)	0.22%	08/01/33	7,000	7,000,000

Ohio (State of) Higher Educational Facility Commission (Cleveland Institute of Music); Series 2005, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	05/01/30	2,500	2,500,000

Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.19%	11/01/30	8,365	8,365,000

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2005-B, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(d)	0.18%	01/01/34	9,395	9,395,000

Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/16	7,210	7,210,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.16%	08/01/34	25,920	25,920,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–Federal National Mortgage Association)	0.24%	10/15/38	$5,000	$5,000,000

Orlando (City of), & Orange (County of), Florida Expressway Authority; Subseries 2008 B-3, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.15%	07/01/40	71,400	71,400,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(d)	0.18%	07/01/32	19,495	19,495,000

Palm Beach (County of), Florida Housing Finance Authority (Emerald Bay Club Apartment); Series 2004, Ref. VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(d)	0.20%	06/01/30	5,500	5,500,000

Parma (City of), Ohio (PRL Corp.); Series 2006 B, VRD Taxable Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.25%	11/01/30	1,400	1,400,000

Parma (City of), Ohio (The Parma Community General Hospital Association);
Series 2006 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	11/01/29	4,370	4,370,000

Series 2006 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	11/01/30	9,475	9,475,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/30	4,700	4,700,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Messiah College); Series 2001 I-4, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	11/01/31	11,380	11,380,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.19%	05/01/20	2,050	2,050,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Washington & Jefferson College); Series 1999 E-5, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/29	6,100	6,100,000

Pennsylvania (State of) Higher Educational Facilities Authority (Saint Joseph’s University); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(d)	0.16%	11/01/37	2,500	2,500,000

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	02/01/34	6,960	6,960,000

Pennsylvania (State of) Turnpike Commission;
Series 2008 B-1, VRD Turnpike RB (LOC–Bank of America, N.A.)(d)	0.18%	12/01/38	22,075	22,075,000

Series 2008 B-3, VRD Turnpike RB (LOC–Bank of America, N.A.)(d)	0.18%	12/01/38	30,000	30,000,000

Pennsylvania (State of) Upper Dauphin Industrial Development Authority (United Church of Christ Homes, Inc.); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	12/01/26	8,325	8,325,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	10/01/29	4,600	4,600,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/27	23,700	23,700,000

Pitkin (County of), Colorado Industrial Development (Aspen Skiing Co.); Series 1994 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	04/01/16	2,100	2,100,000

Portland (City of), Oregon (The South Park Block); Series 1988 A, Ref. VRD MFH RB (LOC–Harris N.A.)(d)	0.16%	12/01/11	10,750	10,750,000

Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2006 B, Ref. VRD RB (LOC–Bank of America, N.A.)(d)	0.18%	04/01/28	23,310	23,310,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	07/01/26	3,910	3,910,000

R.G. Ray Corp.; Series 2000, VRD Taxable RB (LOC–Bank of America, N.A.)(d)	0.50%	01/01/15	1,580	1,580,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/39	8,165	8,165,000

Reno (City of), Nevada (ReTRAC–Reno Transportation Rail Access Corridor); Series 2008 A, Ref. VRD Sr. Lien Sales Tax RB (LOC–Bank of New York Mellon)(d)	0.14%	06/01/42	11,000	11,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	09/01/37	$9,670	$9,670,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	11/01/27	16,745	16,745,000

Richmond (County of), Georgia Development Authority (MCG Health, Inc.) Series 2008 A, VRD RB (LOC–UBS AG)(b)(d)	0.16%	07/01/37	26,225	26,225,000

Roswell (City of), Georgia Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(c)	0.18%	08/01/24	3,950	3,950,000

Rush Medical Foundation; Series 2006, VRD Sec. Promissory Notes (LOC–U.S. Bank, N.A.)(d)	0.24%	12/01/31	5,400	5,400,000

Saint Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(d)	0.26%	03/01/29	4,800	4,800,000

Series 2009-9 BB, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(d)	0.20%	03/01/29	3,000	3,000,000

Saint Petersburg (City of), Florida Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/33	12,000	12,000,000

Sarasota (County of), Florida (Sarasota Family YMCA, Inc.); Series 1999, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	10/01/21	3,260	3,260,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–Federal National Mortgage Association)	0.19%	06/01/25	2,800	2,800,000

Snohomish (County of), Washington Housing Authority (Autumn Chase Apartments); Series 2005, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/36	6,760	6,760,000

South Carolina (State of) State Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–Federal National Mortgage Association)	0.20%	11/15/35	7,465	7,465,000

South Carolina (State of) Jobs-Economic Development Authority (Porter-Gaud School); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	12/01/33	12,000	12,000,000

South Carolina (State of) Jobs-Economic Development Authority (Republic Services, Inc.); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	04/01/34	7,000	7,000,000

South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.17%	11/01/32	35,950	35,950,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	10/01/28	10,110	10,110,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	03/01/28	8,252	8,252,000

South Carolina (State of) Transportation Infrastructure Bank; Series 2003 B-3, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.16%	10/01/31	60,225	60,225,000

South Dakota (State of) Health & Educational Facilities Authority (Regional Health, Inc.); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	09/01/27	8,500	8,500,000

South Fulton (Region of), Georgia Municipal Regional Water & Sewer Authority; Series 2007, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	01/01/33	9,350	9,350,000

Southeastern Pennsylvania Transportation Authority; Series 2007, Ref. VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	03/01/22	19,075	19,075,000

South Louisiana Port Commission (Occidental Petroleum Corp.); Series 1996, Ref. VRD Port Facilities RB (LOC–Bank of New York Mellon)(d)	0.16%	07/01/18	17,000	17,000,000

St. Charles (County of), Missouri Public Water Supply District No. 2; Series 2005 A, VRD COP (LOC–Bank of America, N.A.)(d)	0.20%	12/01/33	14,070	14,070,000

St. Cloud (City of), Minnesota (CentraCare Health System); Series 2009 A, Ref. VRD Health Care RB (LOC–Bank of Nova Scotia)(b)(d)	0.16%	05/01/42	6,400	6,400,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.19%	06/01/38	10,000	10,000,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(d)	0.16%	11/15/43	12,000	12,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	04/15/27	$9,170	$9,170,000

Steamboat Springs (City of), Colorado Redevelopment Authority (Base Area Redevelopment); Series 2009, Ref. VRD Tax Increment & Improvement RB (LOC–U.S. Bank, N.A.)(d)	0.19%	12/01/29	8,750	8,750,000

Tampa (City of), Florida (Drug Abuse Comprehensive Coordinating Office, Inc.); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	08/01/35	16,325	16,325,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 C-4, Ref. VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/47	20,345	20,345,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Forth Worth Museum of Science & History); Series 2008, VRD Incremental Draw RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.18%	06/01/38	19,000	19,000,000

Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Airport Improvement RB (LOC–Societe Generale)(b)(d)	0.18%	07/01/19	15,400	15,400,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC–Bank of America, N.A.)(d)	0.22%	05/01/42	6,845	6,845,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.23%	07/01/26	40,350	40,350,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(d)	0.18%	09/01/38	17,200	17,200,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	12/01/38	32,500	32,500,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	08/01/35	16,225	16,225,000

Virginia (State of) Small Business Financing Authority (WoodFuels Virginia, LLC); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(d)	0.29%	10/01/24	1,500	1,500,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.21%	06/01/30	28,000	28,000,000

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(d)	0.20%	06/01/18	10,000	10,000,000

Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2009 B, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.16%	08/15/44	13,700	13,700,000

Washington (State of) Health Care Facilities Authority (National Healthcare, Research & Education Finance Corp.); Series 2000, VRD Lease RB (LOC–BNP Paribas)(b)(d)	0.16%	01/01/32	7,500	7,500,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.16%	11/15/39	33,000	33,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(d)	0.15%	10/01/30	21,700	21,700,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.19%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Holly Village Seniors, LP); Series 1999 A, VRD MFH RB (CEP–Federal National Mortgage Association)	0.25%	07/15/32	1,100	1,100,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)	0.21%	07/01/44	8,000	8,000,000

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–Federal National Mortgage Association)	0.22%	09/01/38	2,000	2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.19%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(d)	0.17%	10/01/19	3,375	3,375,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	04/01/43	28,500	28,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(d)	0.17%	01/01/30	$13,775	$13,775,000

Washington (State of) Housing Finance Commission (The Bush School); Series 2006, VRD Non-profit RB (LOC–Bank of America, N.A.)(d)	0.19%	04/01/34	10,370	10,370,000

Washington (State of) Housing Finance Commission (The Hearthstone); Series 2004, Ref. VRD Non-profit RB (LOC–Bank of America, N.A.)(d)	0.25%	12/01/29	4,040	4,040,000

Washington (State of) Housing Finance Commission (YMCA of Greater Seattle Program); Series 2007, VRD Non-profit RB (LOC–Bank of America, N.A.)(d)	0.19%	09/01/37	3,000	3,000,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 C, VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(d)	0.19%	07/01/27	6,285	6,285,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD IDR (LOC–PNC Bank, N.A.)(d)	0.19%	12/01/24	3,625	3,625,000

Winder (City of), Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	11/01/34	15,000	15,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	08/15/34	44,750	44,750,000

Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2006 C, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	04/01/28	12,500	12,500,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.21%	06/01/37	6,900	6,900,000

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.18%	06/01/39	5,000	5,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group); Series 2008 B, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	05/01/33	18,900	18,900,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC–U.S. Bank, N.A.)(d)	0.17%	12/01/33	19,200	19,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.15%	12/01/32	2,485	2,485,000

Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	12/01/24	5,400	5,400,000

Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	12/01/26	5,660	5,660,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	08/01/30	6,000	6,000,000

Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.15%	02/01/34	13,800	13,800,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	05/01/30	21,700	21,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.16%	06/01/39	16,000	16,000,000

				4,166,243,000

Other Variable Rate Demand Notes–2.36%
East Baton Rouge (Parish of), Louisiana (Exxon Corp.); Series 1993, Ref. VRD PCR	0.12%	03/01/22	30,650	30,650,000

Gulf Coast Waste Disposal Authority (Exxon Corp.);
Series 1995, Ref. VRD PCR	0.12%	06/01/20	25,000	25,000,000

Series 2002, VRD Environmental Facilities RB	0.13%	12/01/25	14,210	14,210,000

Harris (County of), Texas Industrial Development Corp., (Exxon Corp.);
Series 1984-B, VRD PCR	0.12%	03/01/24	26,100	26,100,000

Series 1984-B, VRD PCR	0.12%	03/01/24	24,800	24,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Other Variable Rate Demand Notes–(continued)

Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2007 A, VRD Gulf Opportunity Zone IDR	0.12%	12/01/30	$200,900	$200,900,000

Series 2007 B, VRD Gulf Opportunity Zone IDR	0.12%	12/01/30	60,700	60,700,000

Series 2007 C, VRD Gulf Opportunity Zone IDR	0.12%	12/01/30	61,000	61,000,000

University of Texas Board of Regents; Series 2008 B, VRD Financing System RB	0.13%	08/01/16	56,700	56,700,000

Valdez (City of), Alaska (BP Pipelines (Alaska) Inc.); Series 2003 A, Ref. VRD Marine Terminal RB(b)	0.11%	06/01/37	35,200	35,200,000

Valdez (City of), Alaska (Exxon Pipeline Co.); Series 1985, VRD Marine Terminal RB	0.12%	10/01/25	40,900	40,900,000

				576,160,000

Total Variable Rate Demand Notes (Cost $4,742,403,000)				4,742,403,000

Medium-Term Notes–4.70%
BBVA U.S. Senior S.A. Unipersonal, Sr. Unsec. Gtd. Unsub. Floating Rate Bonds(b)(c)(e)	0.30%	03/12/10	144,000	144,004,321

Bear Stearns Cos., Inc. Series B, Sr. Unsec. Unsub. Medium-Term Notes	5.85%	07/19/10	85,960	87,772,777

BP Capital Markets PLC, Sr. Unsec. Gtd. Unsub. Global Notes(b)	4.88%	03/15/10	33,350	33,408,212

European Investment Bank,
Sr. Unsec. Unsub. Global Notes(b)	4.13%	09/15/10	26,700	27,260,766

Sr. Unsec. Unsub. Global Notes(b)	4.63%	09/15/10	216,669	221,534,555

National Australia Bank (United Kingdom) Sr. Unsec. Unsub. Medium-Term Euro Notes(b)	5.13%	03/08/10	50,000	50,048,682

Rabobank Nederland,
Floating Rate Notes(b)(c)(e)	0.25%	03/16/11	50,000	50,000,000

Floating Rate Notes(b)(c)(e)	0.65%	05/19/10	104,700	104,765,197

Sr. Unsec. Putable Floating Rate Medium-Term Global Notes(b)(c)(e)(f)	0.25%	04/07/11	150,000	150,000,000

Royal Bank of Canada, Sr. Unsec. Unsub. Floating Rate Medium-Term Notes(e)	0.28%	06/08/10	104,000	104,022,911

Westpac Banking Corp., Sr. Unsec. Unsub. Floating Rate Deposit Notes(b)(c)(e)	0.29%	03/02/11	175,000	175,000,000

Total Medium-Term Notes (Cost $1,147,817,421)				1,147,817,421

Time Deposits–4.33%
Alliance & Leicester PLC(b)	0.30%	12/25/10	250,000	250,000,000

Barclays Bank PLC (Cayman Islands)(b)	0.10%	03/01/10	408,009	408,009,131

BNP Paribas (Cayman Islands)(b)	0.10%	03/01/10	400,000	400,000,000

Total Time Deposits (Cost $1,058,009,131)				1,058,009,131

U.S. Government Sponsored Agency Securities–1.56%
Federal Home Loan Bank (FHLB)–1.15%
Unsec. Floating Rate Bonds(e)	0.36%	05/12/10	130,000	130,000,000

Unsec. Floating Rate Bonds(e)	0.28%	05/21/10	100,000	100,000,000

Unsec. Floating Rate Bonds(e)	0.32%	06/01/10	50,000	50,000,000

				280,000,000

Federal Home Loan Mortgage Corp. (FHLMC)–0.41%
Unsec. Floating Rate Global Notes(e)	0.15%	07/12/10	100,000	100,000,000

Total U.S. Government Sponsored Agency Securities (Cost $380,000,000)				380,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–95.25% (Cost $23,248,626,001)				23,248,626,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Short-Term Investments Trust

Liquid Assets Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–4.36%(g)
Barclays Capital Inc., Joint agreement dated 02/26/10, aggregate maturing value of $381,550,297 (collateralized by U.S. Government sponsored agency obligations valued at $389,179,888; 0%-5.05%, 08/10/12-02/20/29)	0.12%	03/01/10	$293,040,888	$293,037,958

BNP Paribas Securities Corp., Joint agreement dated 02/26/10, aggregate maturing value $1,430,011,917 (collateralized by U.S. Treasury obligations valued at $1,458,600,048; 0.75%-2.75%, 12/31/10-02/29/16)	0.10%	03/01/10	241,284,102	241,282,091

BNP Paribas Securities Corp., Joint agreement dated 02/26/10, aggregate maturing value $500,005,000 (collateralized by a U.S. Treasury obligation valued at $510,000,016; 3.63%, 08/15/19)	0.12%	03/01/10	239,804,704	239,802,306

Wells Fargo Securities, LLC, Joint agreement dated 02/26/10, aggregate maturing value $1,000,020,000 (collateralized by Corporate obligations valued at $1,050,000,000; 0%-7.88%, 03/01/10-02/12/51)	0.24%	03/01/10	290,005,800	290,000,000

Total Repurchase Agreements (Cost $1,064,122,355)				1,064,122,355

TOTAL INVESTMENTS(h)(i)–99.61% (Cost $24,312,748,356)				24,312,748,356

OTHER ASSETS LESS LIABILITIES–0.39%				94,780,943

NET ASSETS–100.00%				$24,407,529,299

Investment Abbreviations:

ACES	– Automatically Convertible Extendable Security
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
GO	– General Obligation Bonds
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
Unsub.	– Unsubordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 10.49%; United Kingdom: 9.49%; other countries less than 5% each: 19.56%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2010 was $7,298,108,769, which represented 29.90% of the Fund’s Net Assets.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.
(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(g)	Principal amount equals value at period end. See Note 1K.
(h)	Also represents cost for federal income tax purposes.
(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Short-Term Investments Trust

Schedule of Investments

February 28, 2010
(Unaudited)

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–60.73%(a)
Asset-Backed Securities–Consumer Receivables–11.43%
Amsterdam Funding Corp.(b)	0.16%	03/19/10	$50,000	$49,996,000

Amsterdam Funding Corp.(b)	0.17%	04/06/10	76,000	75,987,080

Bryant Park Funding LLC(b)	0.16%	03/17/10	118,250	118,241,591

Sheffield Receivables Corp.(b)	0.18%	04/15/10	106,000	105,976,150

Thunder Bay Funding, LLC(b)	0.18%	04/13/10	60,089	60,076,081

				410,276,902

Asset-Backed Securities–Fully Supported Bank–17.38%
Concord Minutemen Capital Co., LLC–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)	0.40%	04/06/10	170,300	170,231,880

Crown Point Capital Co., LLC–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)	0.40%	04/09/10	66,000	65,971,400

Grampian Funding Ltd./LLC
(CEP–Lloyds TSB Bank PLC)(b)(c)	0.24%	04/06/10	118,000	117,971,680

(CEP–Lloyds TSB Bank PLC)(b)(c)	0.27%	03/05/10	60,000	59,998,200

Lexington Parker Capital Co., LLC
(Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)	0.40%	03/09/10	115,000	114,989,778

(Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)	0.40%	04/09/10	55,000	54,976,166

LMA-Americas LLC (CEP–Credit Agricole S.A.)(b)(c)	0.18%	04/14/10	40,000	39,991,200

				624,130,304

Asset-Backed Securities–Multi-Purpose–10.53%
Atlantic Asset Securitization LLC(b)	0.18%	04/09/10	90,000	89,982,937

Atlantic Asset Securitization LLC(b)	0.18%	04/20/10	75,000	74,981,250

Mont Blanc Capital Corp.(b)(c)	0.17%	03/09/10	40,000	39,998,489

Mont Blanc Capital Corp.(b)(c)	0.17%	03/10/10	50,000	49,997,875

Regency Markets No. 1, LLC(b)(c)	0.18%	03/17/10	65,000	64,994,800

Regency Markets No. 1, LLC(b)(c)	0.18%	03/22/10	58,000	57,993,910

				377,949,261

Asset-Backed Securities–Securities–8.73%
Aspen Funding Corp.(b)	0.18%	03/19/10	70,000	69,993,700

Newport Funding Corp.(b)	0.18%	03/19/10	94,400	94,391,504

Newport Funding Corp.(b)	0.18%	03/22/10	50,000	49,994,750

Solitaire Funding Ltd./LLC(b)(c)	0.20%	03/05/10	50,000	49,998,889

Tempo Finance Ltd./Corp.(b)(c)	0.18%	03/15/10	49,000	48,996,570

				313,375,413

Diversified Banks–2.78%
ING (U.S.) Funding LLC(c)	0.16%	03/05/10	100,000	99,998,222

Integrated Oil & Gas–4.87%
Total Capital S.A.(b)(c)	0.15%	03/15/10	175,000	174,989,792

Life & Health Insurance–5.01%
Metlife Short Term Funding LLC(b)	0.19%	03/02/10	60,000	59,999,683

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Life & Health Insurance–(continued)

Metlife Short Term Funding LLC(b)	0.19%	03/04/10	$50,000	$49,999,208

Metlife Short Term Funding LLC(b)	0.19%	03/24/10	40,000	39,995,145

Metlife Short Term Funding LLC(b)	0.19%	04/01/10	30,000	29,995,092

				179,989,128

Total Commercial Paper (Cost $2,180,709,022)				2,180,709,022

Variable Rate Demand Notes–12.82%(d)
Credit Enhanced–12.82%
Allegheny (County of), Pennsylvania Hospital Development Authority (The Children’s Home of Pittsburgh); Series 2006 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	06/01/35	6,300	6,300,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(b)(e)	0.19%	10/01/25	4,740	4,740,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	12/01/28	5,600	5,600,000

Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.26%	12/15/34	3,130	3,130,000

Butler (County of), Ohio (LifeSphere); Series 2007, VRD Healthcare Facilities Improvement RB (LOC–U.S. Bank, N.A.)(e)	0.19%	05/01/30	3,530	3,530,000

Butler (County of), Pennsylvania General Authority (New Castle Area School District); Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	03/01/29	3,040	3,040,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.16%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.16%	06/01/37	25,800	25,800,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	12/01/39	12,000	12,000,000

Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.20%	06/01/15	3,800	3,800,000

Colorado (State of) Health Facilities Authority (Exempla, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.16%	01/01/39	7,800	7,800,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.20%	03/01/34	8,725	8,725,000

Dutchess (County of), New York Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	10/01/32	2,900	2,900,000

Emmaus (Borough of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.20%	03/01/30	16,400	16,400,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–Federal National Mortgage Association)	0.19%	11/15/35	10,990	10,990,000

Hamilton (County of), Ohio (Drake Center, Inc.); Series 1999 A, VRD Hospital Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.20%	06/01/19	5,475	5,475,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.16%	11/01/25	16,195	16,195,000

Haverford (Township of), Pennsylvania School District; Series 2009, VRD Limited Tax GO (LOC–TD Bank, N.A.)(e)	0.20%	03/01/30	3,000	3,000,000

Illinois (State of) Development Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(e)	0.18%	12/01/28	8,500	8,500,000

Illinois (State of) Development Finance Authority (Museum of Contemporary Art); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A. & Northern Trust Co.)(e)	0.21%	02/01/29	9,100	9,100,000

Indiana (State of) Development Finance Authority (Indiana Historical Society, Inc.); Series 1997, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(b)(e)	0.21%	08/01/31	14,900	14,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	07/15/33	$3,830	$3,830,000

Kansas City (City of), Missouri Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	12/01/32	19,000	19,000,000

Lorain (County of), Ohio (EMH Regional Medical Center); Series 2008, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	11/01/21	5,710	5,710,000

Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing, LLC); Series 2000 A, VRD MFH RB (CEP–Federal National Mortgage Association)	0.26%	04/15/30	4,775	4,775,000

Michigan (State of) Strategic Fund (Evangelical Homes of Michigan); Series 2008, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	05/01/37	9,800	9,800,000

Mississippi (State of) Business Finance Corp. (Petal Gas Storage, LLC); Series 2007, VRD Gulf Opportunity Zone IDR (LOC–Deutsche Bank AG)(c)(e)	0.17%	08/01/34	19,000	19,000,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.17%	12/01/31	28,000	28,000,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.18%	05/01/26	4,300	4,300,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	02/15/34	3,695	3,695,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	01/01/24	34,500	34,500,000

New York (State of) Dormitory Authority (St. John’s University); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	07/01/30	39,000	39,000,000

Northeastern Pennsylvania (Region of) Hospital & Education Authority (Danville Area School District); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	05/01/38	7,000	7,000,000

Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.19%	06/01/23	7,260	7,260,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–Federal National Mortgage Association)	0.24%	10/15/38	5,600	5,600,000

Pell City (City of), Alabama Special Care Facilities Financing Authority (Noland Health Services, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.20%	12/01/39	3,000	3,000,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-J.C. Blair Memorial Hospital); Series 2007 A-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	03/01/19	3,185	3,185,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	05/01/34	3,000	3,000,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(c)(e)	0.20%	03/01/36	11,000	11,000,000

St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(b)(e)	0.39%	10/01/21	6,155	6,155,000

Volusia (County of), Florida Health Facilities Authority (Southwest Volusia Healthcare Corp.); Series 1994 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	11/15/23	10,875	10,875,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.16%	11/15/39	14,000	14,000,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.26%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Panorama City); Series 1997, Ref. VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	01/01/27	6,600	6,600,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.26%	09/15/20	2,880	2,880,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	12/01/36	$11,000	$11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	03/01/36	6,500	6,500,000

Total Variable Rate Demand Notes (Cost $460,455,000)				460,455,000

Certificates of Deposit–4.88%
Royal Bank of Scotland PLC	0.19%	03/15/10	75,000	75,000,000

Royal Bank of Scotland PLC	0.20%	03/19/10	100,000	100,000,000

Total Certificates of Deposit (Cost $175,000,000)				175,000,000

U.S. Government Sponsored Agency Securities–0.56%
Federal Home Loan Bank (FHLB)–0.56%
Unsec. Disc. Notes(a) (Cost $20,000,000)	0.06%	03/01/10	20,000	20,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–78.99% (Cost $2,836,164,022)				2,836,164,022

			Repurchase
			Amount
Repurchase Agreements–21.86%(f)
Banc of America Securities LLC, Joint agreement dated 02/26/10, aggregate maturing value $250,005,417 (collateralized by Corporate and U.S. Government sponsored agency obligations valued at $262,500,000; 0%-5.41%, 11/01/21-09/20/56)	0.26%	03/01/10	180,003,900	180,000,000

BNP Paribas Securities Corp., Joint agreement dated 02/26/10, aggregate maturing value $392,010,453 (collateralized by Corporate, U.S. Government sponsored agency and U.S. Treasury obligations valued at $400,744,150; 0%-7.97%, 01/31/12-08/25/45)(c)	0.32%	03/01/10	180,004,800	180,000,000

Goldman, Sachs & Co., Joint agreement dated 02/26/10, aggregate maturing value $500,004,583 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,213; 0%-3.00%, 08/13/10-06/09/14)	0.11%	03/01/10	255,032,503	255,030,165

Wells Fargo Securities LLC, Joint agreement dated 02/26/10, aggregate maturing value $1,000,020,000 (collateralized by Corporate obligations valued at $1,050,000,000; 0%-7.88%, 03/01/10-02/12/51)	0.24%	03/01/10	170,003,400	170,000,000

Total Repurchase Agreements (Cost $785,030,165)				785,030,165

TOTAL INVESTMENTS(g)(h)–100.85% (Cost $3,621,194,187)				3,621,194,187

OTHER ASSETS LESS LIABILITIES–(0.85)%				(30,521,442)

NET ASSETS–100.00%				$3,590,672,745

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Disc.	– Discounted
GO	– General Obligation Bonds
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2010 was $2,106,505,800, which represented 58.67% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 11.00%; United Kingdom: 9.77%; Netherlands: 6.66%; other countries less than 5% each: 0.84%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Short-Term Investments Trust

STIC Prime Portfolio

(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1K.
(g)	Also represents cost for federal income tax purposes.
(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Bank of America, N.A.	5.0%

BNP Paribas	5.0

MetLife Short Term Funding LLC	5.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Short-Term Investments Trust

Schedule of Investments

February 28, 2010
(Unaudited)

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–45.25%
U.S. Treasury Bills–44.90%(a)
U.S. Treasury Bills	0.24%	03/04/10	$315,000	$314,993,700

U.S. Treasury Bills	0.20%	03/18/10	200,000	199,981,111

U.S. Treasury Bills	0.18%	03/11/10	75,000	74,996,276

U.S. Treasury Bills	0.22%	03/11/10	200,000	199,987,500

U.S. Treasury Bills	0.23%	03/11/10	150,000	149,990,417

U.S. Treasury Bills	0.20%	04/01/10	265,000	264,954,361

U.S. Treasury Bills	0.21%	04/01/10	200,000	199,963,833

U.S. Treasury Bills	0.51%	04/01/10	150,000	149,934,125

U.S. Treasury Bills	0.15%	04/08/10	200,000	199,968,333

U.S. Treasury Bills	0.10%	04/22/10	155,040	155,017,605

U.S. Treasury Bills	0.10%	04/22/10	100,000	99,985,483

U.S. Treasury Bills	0.17%	04/22/10	250,000	249,937,708

U.S. Treasury Bills	0.15%	05/06/10	200,000	199,943,167

U.S. Treasury Bills	0.16%	05/06/10	300,000	299,912,000

U.S. Treasury Bills	0.15%	05/13/10	200,000	199,938,964

U.S. Treasury Bills	0.17%	05/13/10	300,000	299,899,625

U.S. Treasury Bills	0.16%	05/20/10	300,000	299,892,000

U.S. Treasury Bills	0.15%	06/03/10	150,000	149,943,208

U.S. Treasury Bills	0.15%	06/03/10	150,000	149,941,054

U.S. Treasury Bills	0.15%	06/10/10	150,000	149,934,981

U.S. Treasury Bills	0.22%	06/10/10	200,000	199,873,750

U.S. Treasury Bills	0.11%	06/17/10	100,000	99,967,000

U.S. Treasury Bills	0.26%	06/17/10	150,000	149,885,250

U.S. Treasury Bills	0.10%	07/01/10	200,000	199,929,172

U.S. Treasury Bills	0.21%	07/01/10	200,000	199,857,667

U.S. Treasury Bills	0.12%	07/08/10	100,000	99,957,000

U.S. Treasury Bills	0.16%	07/08/10	250,000	249,854,427

U.S. Treasury Bills	0.14%	07/15/10	150,000	149,923,217

U.S. Treasury Bills	0.28%	07/15/10	100,000	99,894,033

U.S. Treasury Bills	0.14%	07/22/10	275,000	274,849,801

U.S. Treasury Bills	0.17%	08/05/10	150,000	149,892,063

U.S. Treasury Bills	0.17%	08/12/10	150,000	149,883,492

U.S. Treasury Bills	0.17%	08/12/10	150,000	149,880,417

U.S. Treasury Bills	0.17%	08/19/10	200,000	199,836,600

U.S. Treasury Bills	0.23%	08/26/10	100,000	99,883,806

U.S. Treasury Bills	0.32%	11/18/10	150,000	149,656,125

U.S. Treasury Bills	0.36%	11/18/10	150,000	149,607,000

U.S. Treasury Bills	0.41%	12/16/10	150,000	149,504,583

U.S. Treasury Bills	0.32%	01/13/11	100,000	99,715,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Short-Term Investments Trust

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Bills–(continued)

U.S. Treasury Bills	0.33%	02/10/11	$100,000	$99,682,833

U.S. Treasury Bills	0.36%	02/10/11	70,000	69,760,828

				7,200,409,640

U.S. Treasury Notes–0.35%
U.S. Treasury Notes	0.88%	02/28/11	55,000	55,250,118

Total U.S. Treasury Securities (Cost $7,255,659,758)				7,255,659,758

TOTAL INVESTMENTS (excluding Repurchase Agreements)–45.25% (Cost $7,255,659,758)				7,255,659,758

			Repurchase
			Amount
Repurchase Agreements–54.76%(b)
Banc of America Securities LLC, Agreement dated 02/26/10, maturing value $450,440,163 (collateralized by U.S. Treasury obligations valued at $459,445,219; 1.38%-1.50%, 07/15/12-11/15/12)	0.10%	03/01/10	450,440,163	450,436,409

Barclays Capital Inc., Agreement dated 02/26/10, maturing value of $300,002,500 (collateralized by U.S. Treasury obligations valued at $306,000,004; 2.00%-4.00%, 09/30/10-08/15/18)	0.10%	03/01/10	300,002,500	300,000,000

Barclays Capital Inc., Agreement dated 02/26/10, maturing value of $500,004,167 (collateralized by U.S. Treasury obligations valued at $510,000,051; 4.13%-4.38%, 08/15/12-08/31/12)	0.10%	03/01/10	500,004,167	500,000,000

Barclays Capital Inc., Term agreement dated 01/20/10, maturing value of $465,085,250 (collateralized by U.S. Treasury obligations valued at $474,300,113; 0.88%-4.00%, 04/30/11-02/15/15)	0.12%	03/16/10	465,085,250	465,000,000

Barclays Capital Inc., Term agreement dated 02/09/10, maturing value of $250,021,389 (collateralized by U.S. Treasury obligations valued at $255,000,009; 1.38%-4.00%, 10/15/12-02/15/15)	0.11%	03/09/10	250,021,389	250,000,000

Barclays Capital Inc., Term agreement dated 02/22/10, maturing value of $500,042,778 (collateralized by U.S. Treasury obligations valued at $510,000,093; 0%-6.13%, 06/17/10-11/15/27)	0.11%	03/22/10	500,042,778	500,000,000

BNP Paribas Securities Corp., Joint agreement dated 02/26/10, aggregate maturing value $1,430,011,917 (collateralized by U.S. Treasury obligations valued at $1,458,600,048; 0.75%-2.75%, 12/31/10-02/29/16)	0.10%	03/01/10	401,057,000	401,053,658

BNP Paribas Securities Corp., Term agreement dated 01/22/10, maturing value $465,075,950 (collateralized by U.S. Treasury obligations valued at $474,300,040; 1.38%-3.63%, 01/15/14-02/15/40)	0.12%	03/12/10	465,075,950	465,000,000

CIBC World Markets Corp., Agreement dated 02/26/10, maturing value $100,000,833 (collateralized by U.S. Treasury obligations valued at $102,010,183; 0.88%-4.63%, 03/31/10-02/15/40)	0.10%	03/01/10	100,000,833	100,000,000

Credit Suisse Securities (USA) LLC, Agreement dated 02/26/10, maturing value $350,002,917 (collateralized by U.S. Treasury obligations valued at $357,001,945; 5.00%-8.13%, 05/15/21-05/15/37)	0.10%	03/01/10	350,002,917	350,000,000

Credit Suisse Securities (USA) LLC, Term agreement dated 01/14/10, maturing value $500,125,000 (collateralized by U.S. Treasury obligations valued at $510,002,028; 3.50%-10.63%, 08/15/15-08/15/39)	0.10%	04/14/10	500,125,000	500,000,000

Deutsche Bank Securities Inc., Agreement dated 02/26/10, maturing value $250,002,083 (collateralized by U.S. Treasury obligations valued at $255,000,052; 0%-2.25%, 06/10/10-01/31/15)	0.10%	03/01/10	250,002,083	250,000,000

Deutsche Bank Securities Inc., Term agreement dated 02/11/10, maturing value $250,023,681 (collateralized by a U.S. Treasury obligation valued at $255,000,019; 2.75%, 02/15/19)	0.11%	03/15/10	250,023,681	250,000,000

HSBC Securities (USA) Inc., Agreement dated 02/26/10, maturing value $1,000,008,333 (collateralized by U.S. Treasury obligations valued at $1,020,003,336; 0%-3.13%, 03/04/10-01/31/17)	0.10%	03/01/10	1,000,008,333	1,000,000,000

HSBC Securities (USA) Inc., Agreement dated 02/26/10, maturing value $300,002,000 (collateralized by U.S. Treasury obligations valued at $306,001,113; 0%-3.88%, 04/15/10-02/15/40)	0.08%	03/01/10	300,002,000	300,000,000

JPMorgan Securities Inc., Agreement dated 02/26/10, maturing value $250,002,083 (collateralized by a U.S. Treasury obligation valued at $255,004,204; 3.63%, 08/15/19)	0.10%	03/01/10	250,002,083	250,000,000

RBC Capital Markets Corp., Agreement dated 02/26/10, maturing value of $350,002,625 (collateralized by U.S. Treasury obligations valued at $357,000,095; 0%, 05/27/10-08/26/10)	0.09%	03/01/10	350,002,625	350,000,000

RBS Securities Inc., Agreement dated 02/26/10, maturing value $750,006,875 (collateralized by U.S. Treasury obligations valued at $765,001,902; 1.38%-4.50%, 07/15/12-02/15/39)	0.11%	03/01/10	750,006,875	750,000,000

Societe Generale, Agreement dated 02/26/10, maturing value $750,006,250 (collateralized by U.S. Treasury obligations valued at $765,000,061; 0%-8.75%, 03/18/10-05/15/38)	0.10%	03/01/10	750,006,250	750,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Short-Term Investments Trust

Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)

UBS Securities LLC, Term agreement dated 02/08/10, maturing value $350,037,917 (collateralized by a U.S. Treasury obligation valued at $357,000,705; 3.25%, 12/31/16)	0.13%	03/11/10	$350,037,917	$350,000,000

Wells Fargo Securities, LLC, Agreement dated 02/26/10, maturing value $250,002,083 (collateralized by U.S. Treasury obligations valued at $255,000,025; 1.00%-6.00%, 12/31/11-02/15/26)	0.10%	03/01/10	250,002,083	250,000,000

Total Repurchase Agreements (Cost $8,781,490,067)				8,781,490,067

TOTAL INVESTMENTS(c)–100.01% (Cost $16,037,149,825)				16,037,149,825

OTHER ASSETS LESS LIABILITIES–(0.01)%				(808,214)

NET ASSETS–100.00%				$16,036,341,611

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1K.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Short-Term Investments Trust

Schedule of Investments

February 28, 2010
(Unaudited)

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–48.43%
Federal Farm Credit Bank (FFCB)–4.29%
Disc. Notes(a)	0.50%	03/30/10	$60,000	$59,975,833

Floating Rate Bonds(b)	0.12%	08/17/10	150,000	149,996,472

Floating Rate Bonds(b)	0.17%	11/17/10	100,000	100,000,474

Floating Rate Bonds(b)	0.17%	04/14/11	60,000	59,986,339

Floating Rate Bonds(b)	0.16%	12/16/11	75,000	74,996,635

Unsec. Floating Rate Bonds(b)	0.15%	07/13/10	25,000	25,000,000

				469,955,753

Federal Home Loan Bank (FHLB)–13.85%
Unsec. Bonds	0.92%	04/09/10	60,000	60,026,275

Unsec. Bonds	0.55%	06/03/10	25,000	25,000,000

Unsec. Bonds	0.55%	06/04/10	110,000	110,087,871

Unsec. Bonds	0.55%	06/10/10	55,000	54,982,041

Unsec. Disc. Notes(a)	1.04%	03/03/10	50,000	49,997,111

Unsec. Disc. Notes(a)	0.17%	04/26/10	115,000	114,968,695

Unsec. Disc. Notes(a)	0.48%	05/05/10	80,000	79,930,667

Unsec. Floating Rate Bonds(b)	0.80%	03/19/10	150,000	149,998,505

Unsec. Floating Rate Bonds(b)	0.26%	05/28/10	50,000	50,017,448

Unsec. Floating Rate Bonds(b)	0.62%	11/08/10	25,000	25,084,850

Unsec. Floating Rate Bonds(b)	0.14%	11/18/10	125,000	124,966,064

Unsec. Floating Rate Bonds(b)	0.12%	05/16/11	125,000	124,984,611

Unsec. Floating Rate Bonds(b)	0.25%	05/25/11	150,000	150,000,000

Unsec. Floating Rate Bonds(b)	0.15%	05/26/11	75,000	75,000,000

Unsec. Floating Rate Global Bonds(b)	0.10%	07/09/10	25,000	24,995,692

Unsec. Floating Rate Global Bonds(b)	0.25%	06/21/11	150,000	149,960,811

Unsec. Global Bonds	0.50%	10/19/10	80,000	79,997,159

Unsec. Global Bonds	3.38%	10/20/10	65,000	66,246,020

				1,516,243,820

Federal Home Loan Mortgage Corp. (FHLMC)–17.64%
Global Notes	2.38%	05/28/10	100,000	100,518,364

Unsec. Disc. Notes(a)	0.26%	03/01/10	80,000	80,000,000

Unsec. Disc. Notes(a)	0.24%	03/08/10	100,000	99,995,333

Unsec. Disc. Notes(a)	0.26%	03/15/10	125,000	124,987,361

Unsec. Disc. Notes(a)	0.26%	03/22/10	100,000	99,984,833

Unsec. Disc. Notes(a)	0.29%	04/15/10	100,000	99,963,750

Unsec. Disc. Notes(a)	0.21%	04/19/10	75,000	74,978,562

Unsec. Disc. Notes(a)	0.22%	04/20/10	75,000	74,977,083

Unsec. Disc. Notes(a)	0.17%	04/26/10	100,000	99,973,556

Unsec. Disc. Notes(a)	0.18%	05/11/10	75,000	74,973,375

Unsec. Disc. Notes(a)	0.43%	05/17/10	95,000	94,911,610

Unsec. Disc. Notes(a)	0.21%	05/18/10	110,000	109,949,950

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Unsec. Disc. Notes(a)	0.19%	05/24/10	$70,000	$69,968,967

Unsec. Disc. Notes(a)	0.22%	05/25/10	100,000	99,948,056

Unsec. Disc. Notes(a)	0.25%	06/21/10	115,000	114,910,556

Unsec. Disc. Notes(a)	0.18%	07/08/10	100,000	99,937,292

Unsec. Disc. Notes(a)	0.19%	07/13/10	30,000	29,978,783

Unsec. Disc. Notes(a)	0.25%	09/14/10	97,545	97,411,553

Unsec. Floating Rate Global Notes(b)	0.15%	07/12/10	100,000	100,000,000

Unsec. Floating Rate Global Notes(b)	0.16%	05/04/11	60,000	59,985,885

Unsec. Floating Rate MTN(b)	0.33%	03/09/11	30,000	30,040,554

Unsec. Floating Rate MTN(b)	0.18%	08/05/11	60,000	60,002,938

Unsec. Global MTN	3.25%	07/16/10	33,775	34,165,365

				1,931,563,726

Federal National Mortgage Association (FNMA)–12.65%
Unsec. Disc. Notes(a)	0.13%	03/05/10	100,000	99,998,556

Unsec. Disc. Notes(a)	0.16%	04/06/10	100,000	99,984,000

Unsec. Disc. Notes(a)	0.18%	05/05/10	115,000	114,962,625

Unsec. Disc. Notes(a)	0.16%	05/12/10	118,052	118,014,223

Unsec. Disc. Notes(a)	0.19%	05/25/10	80,000	79,964,111

Unsec. Disc. Notes(a)	0.25%	07/19/10	50,000	49,951,389

Unsec. Disc. Notes(a)	0.21%	08/09/10	100,000	99,906,083

Unsec. Disc. Notes(a)	0.25%	08/16/10	50,000	49,941,667

Unsec. Disc. Notes(a)	0.27%	08/16/10	75,000	74,905,500

Unsec. Disc. Notes(a)	0.26%	08/25/10	50,000	49,936,083

Unsec. Disc. Notes(a)	0.31%	10/01/10	40,000	39,926,289

Unsec. Disc. Notes(a)	0.30%	11/15/10	75,000	74,838,125

Unsec. Disc. Notes(a)	0.42%	12/01/10	47,630	47,476,823

Unsec. Disc. Notes(a)	0.43%	12/01/10	70,000	69,770,069

Unsec. Disc. Notes(a)	0.35%	01/03/11	75,000	74,775,417

Unsec. Disc. Notes(a)	0.36%	01/18/11	75,000	74,757,750

Unsec. Floating Rate Global Notes(b)	0.14%	07/13/10	60,000	59,992,401

Unsec. Global Notes	2.50%	04/09/10	75,000	75,184,258

Unsec. Global Notes	3.00%	07/12/10	30,000	30,301,506

				1,384,586,875

Total U.S. Government Sponsored Agency Securities (Cost $5,302,350,174)				5,302,350,174

U.S. Treasury Securities–4.97%(a)
U.S. Treasury Bills	0.21%	04/01/10	200,000	199,963,833

U.S. Treasury Bills	0.45%	06/03/10	70,000	69,917,750

U.S. Treasury Bills	0.52%	06/03/10	50,000	49,932,111

U.S. Treasury Bills	0.26%	06/17/10	100,000	99,923,500

U.S. Treasury Bills	0.32%	11/18/10	75,000	74,828,063

U.S. Treasury Bills	0.32%	01/13/11	50,000	49,857,563

Total U.S. Treasury Securities (Cost $544,422,820)				544,422,820

TOTAL INVESTMENTS (excluding Repurchase Agreements)–53.40% (Cost $5,846,772,994)				5,846,772,994

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–46.80%(c)
Banc of America Securities LLC, Joint agreement dated 02/26/10, aggregate maturing value $500,004,583 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,009; 0%-6.63%, 11/26/10-11/15/30)	0.11%	03/01/10	$430,003,942	$430,000,000

Barclays Capital Inc., Term joint agreement dated 02/22/10, aggregate maturing value $500,046,667 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,504; 0%, 01/15/11-04/15/30)	0.12%	03/22/10	450,042,000	450,000,000

BNP Paribas Securities Corp., Joint agreement dated 02/26/10, aggregate maturing value $1,430,011,917 (collateralized by U.S. Treasury obligations valued at $1,458,600,048; 0.75%-2.75%, 12/31/10-02/29/16)	0.10%	03/01/10	269,575,867	269,573,620

BNP Paribas Securities Corp., Term joint agreement dated 01/15/10, aggregate maturing value $500,137,500 (collateralized by U.S. Government sponsored agency obligations valued at $510,045,075; 0%-7.13%, 03/22/10-02/09/40)	0.11%	04/15/10	450,123,750	450,000,000

BNP Paribas Securities Corp., Term joint agreement dated 01/22/10, aggregate maturing value $500,088,472 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,050; 0%-10.70%, 03/01/10-01/15/48)	0.13%	03/12/10	450,079,625	450,000,000

Credit Suisse Securities (USA) LLC, Agreement dated 02/26/10, maturing value $250,002,292 (collateralized by U.S. Treasury obligations valued at $255,000,121; 1.00%-5.75%, 05/15/10-02/15/36)	0.11%	03/01/10	250,002,292	250,000,000

Credit Suisse Securities (USA) LLC, Term joint agreement dated 01/14/10, aggregate maturing value $500,137,500 (collateralized by U.S. Government sponsored agency and U.S. Treasury obligations valued at $510,000,934; 4.50%, 03/01/10-02/15/36)	0.11%	04/14/10	450,123,750	450,000,000

Deutsche Bank Securities Inc., Joint agreement dated 02/26/10, aggregate maturing value $250,002,292 (collateralized by U.S. Government sponsored agency obligations valued at $255,002,832; 0%-1.84%, 08/23/10-02/01/13)	0.11%	03/01/10	180,001,650	180,000,000

Deutsche Bank Securities Inc., Term agreement dated 02/11/10, maturing value $250,025,833 (collateralized by a U.S. Government sponsored agency obligation valued at $255,000,619; 0%, 08/11/11)	0.12%	03/15/10	250,025,833	250,000,000

Goldman, Sachs & Co., Joint agreement dated 02/26/10, aggregate maturing value $500,004,583 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,213; 0%-3.00%, 08/13/10-06/09/14)	0.11%	03/01/10	244,972,080	244,969,835

HSBC Securities (USA) Inc., Joint agreement dated 02/26/10, aggregate maturing value $250,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $255,003,635; 0%-10.70%, 03/26/10-04/15/30)	0.12%	03/01/10	150,001,500	150,000,000

RBC Capital Markets Corp., Joint agreement dated 02/26/10, aggregate maturing value $250,002,292 (collateralized by U.S. Government sponsored agency obligations valued at $255,001,178; 0%-8.95%, 03/04/10-04/15/42)	0.11%	03/01/10	50,000,458	50,000,000

Societe Generale, Agreement dated 02/26/10, maturing value $750,007,500 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,222; 0%-6.00%, 03/02/10-04/18/36)	0.12%	03/01/10	750,007,500	750,000,000

Wells Fargo Securities, LLC, Agreement dated 02/26/10, maturing value $750,007,500 (collateralized by U.S. Government sponsored agency and U.S. Treasury obligations valued at $765,000,003; 0%-6.63%, 03/01/10-04/15/32)	0.12%	03/01/10	750,007,500	750,000,000

Total Repurchase Agreements (Cost $5,124,543,455)				5,124,543,455

TOTAL INVESTMENTS(d)–100.20% (Cost $10,971,316,449)				10,971,316,449

OTHER ASSETS LESS LIABILITIES–(0.20)%				(22,309,014)

NET ASSETS–100.00%				$10,949,007,435

Investment Abbreviations:

Disc.	– Discounted
MTN	– Medium-Term Notes
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.
(c)	Principal amount equals value at period end. See Note 1K.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Short-Term Investments Trust

Schedule of Investments

February 28, 2010
(Unaudited)

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–93.54%
Federal Farm Credit Bank (FFCB)–10.89%
Disc. Notes(a)	0.10%	03/19/10	$6,146	$6,145,693

Disc. Notes(a)	0.50%	03/30/10	5,000	4,997,986

Floating Rate Bonds(b)	0.22%	04/27/10	10,000	10,001,430

Floating Rate Bonds(b)	0.21%	08/04/10	5,000	4,994,408

Floating Rate Bonds(b)	0.12%	08/17/10	10,000	9,999,765

Floating Rate Bonds(b)	0.17%	04/14/11	5,000	4,998,862

Unsec. Floating Rate Bonds(b)	0.15%	07/13/10	10,000	10,000,000

				51,138,144

Federal Home Loan Bank (FHLB)–82.65%
Unsec. Bonds	0.92%	04/09/10	5,000	5,002,190

Unsec. Bonds	0.80%	05/17/10	7,000	7,007,960

Unsec. Bonds	0.55%	06/04/10	3,000	3,002,396

Unsec. Bonds	0.55%	06/10/10	5,000	4,998,367

Unsec. Bonds	5.25%	06/11/10	3,280	3,325,587

Unsec. Disc. Notes(a)	0.06%	03/01/10	80,000	80,000,000

Unsec. Disc. Notes(a)	0.10%	03/03/10	7,000	6,999,961

Unsec. Disc. Notes(a)	0.10%	03/10/10	25,000	24,999,375

Unsec. Disc. Notes(a)	0.11%	03/12/10	20,000	19,999,328

Unsec. Disc. Notes(a)	0.07%	03/19/10	15,250	15,249,466

Unsec. Disc. Notes(a)	0.08%	03/24/10	35,000	34,998,211

Unsec. Disc. Notes(a)	0.09%	04/01/10	15,650	15,648,787

Unsec. Disc. Notes(a)	0.12%	04/05/10	15,000	14,998,250

Unsec. Disc. Notes(a)	0.09%	04/07/10	12,500	12,498,844

Unsec. Disc. Notes(a)	0.11%	04/14/10	17,000	16,997,714

Unsec. Disc. Notes(a)	0.17%	04/26/10	8,966	8,963,559

Unsec. Disc. Notes(a)	0.11%	04/28/10	9,000	8,998,405

Unsec. Disc. Notes(a)	0.20%	06/01/10	4,800	4,797,485

Unsec. Disc. Notes(a)	0.20%	06/15/10	3,500	3,497,939

Unsec. Disc. Notes(a)	0.19%	07/07/10	17,250	17,238,347

Unsec. Floating Rate Bonds(b)	0.26%	05/28/10	27,500	27,509,597

Unsec. Floating Rate Bonds(b)	0.04%	10/22/10	10,000	9,993,058

Unsec. Floating Rate Bonds(b)	0.62%	11/08/10	10,000	10,033,940

Unsec. Floating Rate Bonds(b)	0.12%	05/16/11	10,000	9,998,769

Unsec. Floating Rate Bonds(b)	0.25%	05/25/11	5,000	5,000,000

Unsec. Floating Rate Bonds(b)	0.15%	05/26/11	1,500	1,499,437

Unsec. Floating Rate Global Bonds(b)	0.10%	07/09/10	5,040	5,039,132

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Floating Rate Bonds(b)	0.24%	07/09/10	$5,000	$5,002,172

Unsec. Global Bonds	3.38%	10/20/10	4,790	4,881,822

				388,180,098

Total U.S. Government Sponsored Agency Securities (Cost $439,318,242)				439,318,242

U.S. Treasury Securities–8.35%(a)
U.S. Treasury Bills	0.21%	03/18/10	14,260	14,258,586

U.S. Treasury Bills	0.16%	05/06/10	10,000	9,997,067

U.S. Treasury Bills	0.45%	06/03/10	5,000	4,994,125

U.S. Treasury Bills	0.26%	06/17/10	5,000	4,996,175

U.S. Treasury Bills	0.36%	02/10/11	5,000	4,982,916

Total U.S. Treasury Securities (Cost $39,228,869)				39,228,869

TOTAL INVESTMENTS(c)–101.89% (Cost $478,547,111)				478,547,111

OTHER ASSETS LESS LIABILITIES–(1.89)%				(8,877,368)

NET ASSETS–100.00%				$469,669,743

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Short-Term Investments Trust

Schedule of Investments

February 28, 2010
(Unaudited)

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–96.71%
Arizona–1.95%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(a)(b)(c)	0.28%	08/01/15	$7,485	$7,485,000

Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	12/01/37	14,000	14,000,000

				21,485,000

Colorado–5.85%
Adams (County of) (Hunters Cove); Series 1985 A, VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(a)(b)	0.21%	01/15/14	6,350	6,350,000

Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	07/01/34	2,565	2,565,000

Colorado (State of) Educational Loan Program; Series 2010 A, TRAN	1.50%	08/12/10	9,000	9,049,411

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2004 B, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	11/15/34	8,500	8,500,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.25%	11/01/28	3,710	3,710,000

Colorado (State of); Series 2009 A, General Fund TRAN	2.00%	06/25/10	5,000	5,024,650

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	07/01/21	4,880	4,880,000

El Paso (County of) (Briarglen Apartments); Series 1994, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(a)	0.22%	12/01/24	1,000	1,000,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	12/01/38	2,135	2,135,000

Mesa (County of) (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	12/01/26	6,750	6,750,000

Pitkin (County of) (Centennial-Aspen II LP); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(d)	0.25%	12/01/24	5,235	5,235,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(d)	0.25%	12/01/23	2,440	2,440,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(d)(e)	0.20%	12/01/30	6,900	6,900,000

				64,539,061

Florida–3.08%
Florida (State of) Development Finance Corp. (The Wellness Community-Southwest Florida, Inc.); Series 2009, VRD IDR (LOC–Harris N.A.)(a)(d)	0.20%	08/01/34	5,500	5,500,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–Federal Home Loan Mortgage Corp.)(a)	0.22%	11/01/32	1,920	1,920,000

Hillsborough (County of) Industrial Development Authority (Tampa Metropolitan Area YMCA); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.22%	03/01/25	4,450	4,450,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.27%	06/01/22	9,735	9,735,000

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(b)(c)	0.20%	04/01/17	2,275	2,275,000

Manatee (County of) (St. Stephen’s Upper School); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.20%	11/01/25	1,500	1,500,000

Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	10/15/32	1,125	1,125,000

Miami-Dade (County of) Educational Facilities Authority (Carlos Albizu University); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.25%	12/01/25	1,800	1,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Miami-Dade (County of) Industrial Development Authority (Gulliver Schools); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.22%	09/01/29	$2,450	$2,450,000

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	04/01/20	3,225	3,225,000

				33,980,000

Georgia–1.46%
Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.19%	09/01/25	9,090	9,090,000

Fulton (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)(d)	0.28%	08/01/21	3,130	3,130,000

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	11/15/32	3,920	3,920,000

				16,140,000

Illinois–23.43%
Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	06/01/36	7,870	7,870,000

Illinois (State of) Development Finance Authority (Aurora Central Catholic High School); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.25%	04/01/24	4,370	4,370,000

Illinois (State of) Development Finance Authority (Fenwick High School); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	03/01/32	11,800	11,800,000

Illinois (State of) Development Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America N.A. & JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.21%	08/01/30	4,700	4,700,000

Illinois (State of) Development Finance Authority (Little City Foundation); Series 1994, VRD Special Facility RB (LOC–Bank of America, N.A.)(a)(d)	0.30%	02/01/19	3,395	3,395,000

Illinois (State of) Development Finance Authority (Museum of Contemporary Art); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A. & Northern Trust Co.)(a)(d)	0.21%	02/01/29	27,200	27,200,000

Illinois (State of) Development Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	06/01/37	7,975	7,975,000

Illinois (State of) Development Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.21%	06/01/17	3,245	3,245,000

Illinois (State of) Development Finance Authority (Rosecrance Inc.); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	10/01/24	3,770	3,770,000

Illinois (State of) Development Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.25%	06/01/32	1,500	1,500,000

Illinois (State of) Development Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–Harris N.A.)(a)(d)	0.20%	10/01/33	5,600	5,600,000

Illinois (State of) Development Finance Authority (West Central Illinois Educational Telecommunications Corp.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.30%	09/01/32	3,320	3,320,000

Illinois (State of) Development Finance Authority (Westside Health Authority); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	12/01/29	2,550	2,550,000

Illinois (State of) Development Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC–Harris N.A.)(a)(d)	0.21%	06/01/29	8,400	8,400,000

Illinois (State of) Educational Facilities Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.21%	03/01/28	1,300	1,300,000

Illinois (State of) Educational Facilities Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.21%	01/01/26	8,100	8,100,000

Illinois (State of) Finance Authority (Advocate Health Care Network);
Series 2008 A-1, VRD RB(a)	0.37%	11/01/30	3,000	3,000,000

Series 2008 A-2, VRD RB(a)	0.35%	11/01/30	3,300	3,300,000

Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 B-2, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.21%	09/01/38	1,800	1,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	03/01/36	$3,735	$3,735,000

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–Harris N.A.)(a)(d)	0.20%	02/01/42	12,500	12,500,000

Illinois (State of) Finance Authority (Jewish Charities Revenue Anticipation Notes Program); Series 2009 A, VRD RB (LOC– Harris N.A.)(a)(b)(d)	0.20%	06/30/10	7,185	7,185,000

Illinois (State of) Finance Authority (Joan W. & Irving B. Harris Theater for Music and Dance); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.30%	03/01/40	3,250	3,250,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 B, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	08/01/35	7,490	7,490,000

Illinois (State of) Finance Authority (Northwestern University); Series 2008 B, VRD RB(a)	0.32%	12/01/46	6,700	6,700,000

Illinois (State of) Finance Authority (Provena Health);
Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	08/15/44	20,000	20,000,000

Series 2009 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	08/15/44	12,500	12,500,000

Illinois (State of) Finance Authority (St. Xavier University); Series 2006, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.30%	10/01/40	4,000	4,000,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–Harris N.A.)(a)(d)	0.21%	06/01/34	9,500	9,500,000

Illinois (State of) Health Facilities Authority (Memorial Medical Center); Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.24%	01/01/16	9,430	9,430,000

Illinois (State of) Health Facilities Authority (Peace Memorial Ministries); Series 2003 B, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.23%	08/15/33	8,965	8,965,000

Illinois (State of) Health Facilities Authority (Revolving Fund Pooled Financing Program);
Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	08/01/15	18,050	18,050,000

Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	08/01/15	6,450	6,450,000

Naperville (City of) (DuPage Children’s Museum); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	06/01/30	6,200	6,200,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	01/15/22	9,500	9,500,000

				258,650,000

Indiana–4.40%
Dearborn (County of) (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	04/01/36	7,450	7,450,000

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development and Improvement RB (LOC–PNC Bank, N.A.)(a)(d)	0.28%	08/01/37	1,950	1,950,000

Indiana (State of) Development Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	02/01/24	8,700	8,700,000

Indiana (State of) Development Finance Authority (Indiana Historical Society, Inc.); Series 1996, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.21%	08/01/31	2,700	2,700,000

Indiana (State of) Development Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	02/01/39	6,400	6,400,000

Indiana (State of) Educational Facilities Authority (Marian College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	04/01/24	3,470	3,470,000

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.24%	12/01/23	3,850	3,850,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	07/01/27	8,000	8,000,000

Indianapolis Local Public Improvement Bond Bank; Series 2010 B, RN	0.37%	08/06/10	6,000	6,000,000

				48,520,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Iowa–0.27%
Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC–U.S. Bank, N.A.)(a)(d)	0.25%	10/01/32	$935	$935,000

West Des Moines (City of); Series 2009 B, Unlimited Tax GO	2.50%	06/01/10	2,000	2,010,338

				2,945,338

Kansas–0.66%
Olathe (City of) (YMCA of Greater Kansas City); Series 2002 B, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.25%	11/01/18	2,235	2,235,000

Olathe (City of); Series 2009 B, Unlimited Tax GO Temporary Notes	1.50%	06/01/10	5,000	5,014,110

				7,249,110

Kentucky–0.25%
Breckinridge (County of) (Kentucky Association of Counties Leasing Trust);
Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(d)	0.19%	12/01/29	1,495	1,495,000

Series 2001 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(d)	0.19%	02/01/31	1,250	1,250,000

				2,745,000

Maryland–2.96%
Baltimore (County of) (Blue Circle Inc.); Series 1992, Ref. VRD Economic Development RB (LOC–BNP Paribas)(a)(d)(e)	0.21%	12/01/17	7,900	7,900,000

Baltimore (County of) (Metropolitan District); Series 2008, Commercial Paper BAN	0.21%	04/06/10	19,400	19,400,000

Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.19%	07/01/33	5,395	5,395,000

				32,695,000

Massachusetts–2.23%
Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.20%	09/01/38	4,900	4,900,000

Massachusetts (State of) Development Finance Agency (MassDevelopment CP Program 5); Series 2007, Commercial Paper RN (LOC–TD Bank, N.A.)(d)	0.28%	04/01/10	13,423	13,423,000

Massachusetts (State of) Health & Educational Facilities Authority (Community Health Center Capital Fund); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.20%	03/01/15	1,315	1,315,000

Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.19%	07/01/38	5,000	5,000,000

				24,638,000

Michigan–2.67%
Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–Federal National Mortgage Association)(a)	0.22%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	09/01/25	1,510	1,510,000

Saline (City of) Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	11/01/25	9,600	9,600,000

Southfield (City of) Economic Development Corp. (Lawrence Technological University);
Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	02/01/35	5,315	5,315,000

Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	10/01/31	5,405	5,405,000

Walled Lake (City of) Consolidated School District; Series 2000, School Building & Site Unlimited Tax GO(f)(g)	5.13%	05/01/10	6,000	6,047,298

				29,492,298

Minnesota–1.69%
Coon Rapids (City of) (The Health Central System Project); Series 1985, VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.30%	08/01/15	2,900	2,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota–(continued)

Dakota (County of) Community Development Agency (Catholic Finance Corp.-Faithful Shepherd School); Series 2002, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	01/01/12	$1,200	$1,200,000

Minnesota (State of) Independent School District No. 14 (Fridley); Series 2009 B, Aid Anticipation Ctfs. Of Indebtedness Unlimited Tax GO	1.25%	09/30/10	4,000	4,014,606

Minnesota (State of) Independent School District No. 316 (The Greenway Schools); Series 2009 A, Aid Anticipation Ctfs. Of Indebtedness Unlimited Tax GO	1.50%	09/10/10	3,000	3,014,182

Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program);
Series 2009, COP	2.00%	09/10/10	1,500	1,511,664

Series 2009 B, COP	2.00%	09/10/10	6,000	6,053,729

				18,694,181

Mississippi–2.68%
Jackson (County of); Series 1994, Ref. VRD Water System Unlimited Tax GO (CEP–Chevron Corp.)(a)	0.25%	11/01/24	8,440	8,440,000

Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (CEP–Federal Home Loan Bank of Dallas)(a)	0.19%	05/01/35	5,500	5,500,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(a)(d)	0.17%	12/01/31	14,000	14,000,000

Mississippi (State of) Development Bank (Harrison (County of)); Series 2008 A-1, Ref. VRD Special GO (LOC–Bank of America, N.A.)(a)(d)	0.50%	10/01/17	1,610	1,610,000

				29,550,000

Missouri–3.12%
Missouri (State of) Health & Educational Facilities Authority (Academie Lafayette); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	02/01/28	1,340	1,340,000

Missouri (State of) Health & Educational Facilities Authority (Ascension Health Senior Credit Group); Series 2008 C-5, VRD RB(a)	0.39%	11/15/26	2,000	2,000,000

Missouri (State of) Health & Educational Facilities Authority (St. John Vianney High School); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.30%	04/01/30	2,100	2,100,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.25%	12/01/27	14,500	14,500,000

St. Charles (County of) Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	04/15/27	5,600	5,600,000

St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.24%	12/01/15	3,950	3,950,000

St. Louis (County of) Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	04/15/27	4,970	4,970,000

				34,460,000

New Hampshire–2.55%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.28%	06/01/28	2,500	2,500,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.21%	01/01/18	17,515	17,515,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.20%	09/01/37	4,180	4,180,000

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.20%	07/01/38	3,985	3,985,000

				28,180,000

New Mexico–0.91%
Bernalillo (County of); Series 2009, TRAN	2.50%	06/30/10	10,000	10,066,633

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–0.59%
Suffolk (County of); Series 2009, Unlimited Tax GO TAN	2.00%	08/12/10	$6,500	$6,548,405

North Carolina–3.63%
North Carolina (State of) Capital Facilities Finance Agency (Gardner-Webb University); Series 2003, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	07/01/23	5,570	5,570,000

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.19%	09/01/27	5,180	5,180,000

North Carolina (State of) Capital Facilities Finance Agency (The YMCA of Greater Charlotte); Series 2007 B, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.19%	04/01/29	6,400	6,400,000

North Carolina (State of) Educational Facilities Finance Agency (Cardinal Gibbons High School); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	08/01/14	3,280	3,280,000

North Carolina (State of) Housing Finance Agency (The Masonic Home for Children at Oxford); Series 2002, VRD Housing Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.28%	08/01/23	3,805	3,805,000

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	02/01/28	3,600	3,600,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.18%	12/01/36	10,100	10,100,000

Rowan (County of) Industrial Facilities & Pollution Control Financing Authority (YMCA of Rowan County); Series 2002, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	03/01/22	2,185	2,185,000

				40,120,000

Ohio–2.38%
Butler (County of) (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	06/01/35	9,485	9,485,000

Dublin (City of) City School District; Series 2009, School Construction Unlimited Tax GO BAN	1.00%	10/14/10	2,000	2,004,939

Lake (County of) (Lake Hospital System, Inc.); Series 2002, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.36%	12/01/32	9,830	9,830,000

Vandalia (City of) -Butler (Township of) City School District;
Series 2009 A, School Improvement Unlimited Tax GO BAN	1.50%	03/01/10	2,000	2,000,000

Series 2009 B, School Improvement Unlimited Tax GO BAN	1.50%	03/01/10	3,000	3,000,000

				26,319,939

Pennsylvania–6.88%
Allegheny (County of) Hospital Development Authority (UPMC Senior Communities, Inc.); Series 2003, VRD RB (CEP–Federal National Mortgage Association)(a)	0.19%	07/15/28	2,825	2,825,000

Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	09/01/18	3,065	3,065,000

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.20%	10/15/25	8,990	8,990,000

Lebanon (County of) Health Facilities Authority (United Church of Christ Homes, Inc.); Series 1997, VRD Health Center RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	12/01/22	2,030	2,030,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(d)(e)	0.20%	07/01/38	47,270	47,270,000

Pennsylvania (Commonwealth of); Series 2009-2010, Unlimited Tax GO TAN	1.50%	06/30/10	6,500	6,525,913

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Rosemont College); Series 2004 O, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.20%	11/01/34	5,300	5,300,000

				76,005,913

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Rhode Island–1.24%
East Greenwich (Town of); Series 2010, Unlimited Tax GO BAN	1.50%	02/16/11	$3,700	$3,740,507

Rhode Island (State of) & Providence Plantations; Series 2009, Unlimited Tax GO TAN	2.50%	06/30/10	7,425	7,473,589

Rhode Island (State of) Health & Educational Building Corp. (Ocean State Assisted Living); Series 2001, VRD Health Facilities RB (LOC–Banco Santander S.A.)(a)(d)(e)	0.27%	07/01/31	2,500	2,500,000

				13,714,096

South Carolina–1.24%
Charleston (County of); Series 2009 B, Ref. Unlimited Tax GO	2.00%	08/01/10	1,200	1,206,501

Educational Facilities Authority for Private Non-profit Institutions of Higher Learning (Columbia College); Series 2001, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.25%	12/01/22	7,500	7,500,000

Spartanburg (County of) School District No. 2; Series 2009, Unlimited Tax GO	3.00%	04/01/10	5,000	5,010,789

				13,717,290

Tennessee–1.29%
Chattanooga (City of) Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	05/15/33	3,175	3,175,000

Jackson (City of) Health, Educational & Housing Facility Board (Post House Jackson Apartments);
Series 2001, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	05/15/31	1,375	1,375,000

Series 2002, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	10/15/32	3,970	3,970,000

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Alive Hospice, Inc.); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.50%	08/01/19	1,000	1,000,000

Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(a)	0.20%	03/01/33	4,750	4,750,000

				14,270,000

Texas–8.14%
Austin (City of) Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	10/15/32	3,350	3,350,000

Gulf Coast Industrial Development Authority (Petrounited Terminals, Inc.); Series 1989, Ref. VRD RB (LOC–BNP Paribas)(a)(b)(d)(e)	0.21%	11/01/19	4,850	4,850,000

Harris (County of) Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC–Northern Trust Co.)(a)(d)	0.22%	11/15/47	5,000	5,000,000

Hockley (County of) Industrial Development Corp. (Amoco Corp.);
Series 1983, VRD PCR(a)(e)	0.50%	03/01/14	29,000	29,000,000

Series 1985, VRD PCR(a)(e)	0.45%	11/01/19	8,500	8,500,000

Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, VRD Housing RB (LOC–Bank of New York Mellon)(a)(d)	1.24%	03/01/33	5,820	5,820,000

Houston (City of); Series 2009 H-2, GO Commercial Paper Notes	0.25%	05/19/10	5,000	5,000,000

Lower Neches Valley Authority (Chevron U.S.A. Inc.); Series 1987, VRD PCR(a)	0.29%	02/15/17	4,700	4,700,000

Metropolitan Higher Education Authority, Inc. (University of Dallas); Series 1999, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.25%	05/01/19	9,100	9,100,000

San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	04/01/26	4,805	4,805,000

Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.22%	02/15/27	7,760	7,760,000

Travis (County of); Series 2008, Limited Tax GO Ctfs.	3.25%	03/01/10	2,000	2,000,000

				89,885,000

Utah–0.28%
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(a)	0.20%	04/01/42	3,125	3,125,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virginia–2.20%
Albemarle (County of) Economic Development Authority (Martha Jefferson Hospital); Series 2008 A, VRD Hospital RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.18%	10/01/48	$4,000	$4,000,000

Charlottesville (City of) Industrial Development Authority (University of Virginia Foundation); Series 2006 B, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.18%	12/01/37	2,930	2,930,000

Fairfax (County of) Industrial Development Authority (Inova Health System Foundation); Series 2009 A, Health Care RB	3.00%	05/15/10	3,000	3,014,419

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	12/01/34	1,570	1,570,000

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, L.L.C.); Series 1999, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(a)	0.24%	12/01/19	1,290	1,290,000

Virginia (State of) Public School Authority; Series 2009 IX, School Educational Technology RN	1.50%	04/15/10	11,460	11,474,750

				24,279,169

Washington–1.95%
Bellingham (Port of) Industrial Development Corp. (BP West Coast Products LLC); Series 2009, Environmental Facilities Industrial RB(e)	0.23%	03/03/10	2,250	2,250,000

Lake Tapps Parkway Properties; Series 1999 B, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	12/01/19	4,700	4,700,000

Seattle (City of) Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(a)(d)	0.25%	05/01/19	2,480	2,480,000

Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(a)	0.20%	11/01/25	6,450	6,450,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2006, VRD RB (LOC–Citibank, N.A.)(a)(b)(d)	0.23%	11/15/26	1,455	1,455,000

Washington (State of) Higher Education Facilities Authority (Cornish College of the Arts); Series 2003 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.27%	12/01/33	1,000	1,000,000

Washington (State of) Housing Finance Commission (Gonzaga Preparatory School, Inc.); Series 2003, VRD Non-profit RB (LOC–Bank of America, N.A.)(a)(d)	0.25%	09/01/33	2,150	2,150,000

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC–U.S. Bank, N.A.)(a)(d)	0.25%	07/01/22	1,000	1,000,000

				21,485,000

West Virginia–0.63%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.18%	01/01/34	7,000	7,000,000

Wisconsin–4.42%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (CEP–Federal Home Loan Bank of Chicago)(a)	0.21%	10/01/42	5,460	5,460,000

Milwaukee (City of) Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	09/01/40	6,375	6,375,000

Milwaukee (City of); Series 2005 V-8, VRD Corporate Purpose Unlimited Tax GO(a)	0.22%	02/01/25	20,200	20,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Concordia University of Wisconsin, Inc.); Series 2009, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	05/01/39	4,000	4,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	12/01/36	7,000	7,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Lawrence University of Wisconsin); Series 2009, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	02/01/39	4,055	4,055,000

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	08/15/34	1,725	1,725,000

				48,815,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wyoming–1.68%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.22%	11/01/24	$5,460	$5,460,000

Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.22%	11/01/24	13,060	13,060,000

				18,520,000

TOTAL INVESTMENTS(h)(i)–96.71% (Cost $1,067,834,433)				1,067,834,433

OTHER ASSETS LESS LIABILITIES–3.29%				36,378,098

NET ASSETS–100.00%				$1,104,212,531

Investment Abbreviations:

BAN	– Bond Anticipation Note
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GO	– General Obligation Bonds
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sr.	– Senior
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2010 was $48,325,000, which represented 4.38% of the Fund’s Net Assets.
(c)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 7.88%; other countries less than 5% each: 2.01%.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JPMorgan Chase Bank, N.A.	24.1%

Wells Fargo Bank, N.A.	9.4

Bank of America, N.A	7.2

U.S. Bank, N.A.	7.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Short-Term Investments Trust

Statement of Assets and Liabilities

February 28, 2010
(Unaudited)

				Government	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	& Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value and cost	$23,248,626,001	$2,836,164,022	$7,255,659,758	$5,846,772,994	$478,547,111	$1,067,834,433

Repurchase agreements, at value and cost	1,064,122,355	785,030,165	8,781,490,067	5,124,543,455	—	—

Total investments, at value and cost	24,312,748,356	3,621,194,187	16,037,149,825	10,971,316,449	478,547,111	1,067,834,433

Cash	—	—	—	—	932,476	1,463,410

Receivables for:
Investments sold	90,599,562	385,000	—	—	—	34,305,059

Interest	17,050,061	120,161	540,803	3,721,227	197,983	1,132,684

Fund expenses absorbed	617,433	226,635	1,363,104	474,391	88,089	141,772

Investment for trustee deferred compensation and retirement plans	442,281	217,066	201,017	78,667	41,706	78,748

Other assets	137,667	188,029	244,612	341,664	60,901	63,350

Total assets	24,421,595,360	3,622,331,078	16,039,499,361	10,975,932,398	479,868,266	1,105,019,456

Liabilities:
Payables for:
Investments purchased	7,740,038	29,995,092	—	25,093,919	10,037,568	185,002

Amount due custodian	30,614	—	—	—	—	—

Dividends	2,062,747	154,637	255,066	441,162	7,710	20,112

Accrued fees to affiliates	1,175,633	383,839	1,509,898	785,190	38,024	119,823

Accrued operating expenses	347,326	84,578	187,217	95,526	29,133	96,309

Trustee deferred compensation and retirement plans	2,709,703	1,040,187	1,205,569	509,166	86,088	385,679

Total liabilities	14,066,061	31,658,333	3,157,750	26,924,963	10,198,523	806,925

Net assets applicable to shares outstanding	$24,407,529,299	$3,590,672,745	$16,036,341,611	$10,949,007,435	$469,669,743	$1,104,212,531

Net assets consist of:
Shares of beneficial interest	$24,405,077,751	$3,589,585,055	$16,034,837,520	$10,948,484,755	$469,613,679	$1,104,234,016

Undistributed net investment income	2,304,761	779,246	796,235	273,782	39,230	—

Undistributed net realized gain (loss)	146,787	308,444	707,856	248,898	16,834	(21,485)

	$24,407,529,299	$3,590,672,745	$16,036,341,611	$10,949,007,435	$469,669,743	$1,104,212,531

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 28, 2010
(Unaudited)

				Government	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	& Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net Assets:
Institutional Class	$16,332,712,293	$1,955,806,664	$4,345,423,077	$6,712,734,543	$352,427,109	$635,713,731

Private Investment Class	$716,462,238	$330,519,269	$854,829,854	$815,428,001	$31,467,907	$140,946,713

Personal Investment Class	$110,877,065	$138,647,141	$198,165,641	$17,792,482	$8,922,428	$5,682,676

Cash Management Class	$2,756,825,982	$789,522,893	$7,522,511,168	$1,729,093,937	$15,292,583	$211,312,453

Reserve Class	$143,996,431	$9,298,674	$67,997,416	$113,033,355	$2,670,183	$16,232,715

Resource Class	$411,363,826	$222,434,167	$349,262,625	$398,956,700	$58,889,473	$93,510,614

Corporate Class	$3,935,291,464	$144,443,937	$2,698,151,830	$1,161,968,417	$60	$813,629

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	16,330,796,152	1,956,222,968	4,344,972,765	6,712,463,796	352,364,457	635,670,857

Private Investment Class	716,404,354	330,589,564	854,718,903	815,372,345	31,487,699	140,925,605

Personal Investment Class	110,864,461	138,586,955	198,078,232	17,788,599	8,922,898	5,678,710

Cash Management Class	2,756,494,926	789,485,054	7,521,789,549	1,729,010,331	15,287,023	211,327,074

Reserve Class	143,993,510	9,299,899	67,971,327	113,033,197	2,668,326	16,229,364

Resource Class	411,324,334	222,405,176	349,201,021	398,914,604	58,886,602	93,504,871

Corporate Class	3,935,199,512	144,425,423	2,698,095,279	1,161,937,115	60	814,042

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        Short-Term Investments Trust

Statement of Operations

For the six months ended February 28, 2010
(Unaudited)

				Government	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	& Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$46,046,832	$5,094,125	$15,136,027	$15,291,750	$463,507	$2,046,853

Expenses:
Advisory fees	20,102,571	2,793,653	13,144,220	6,066,201	455,946	1,367,508

Administrative services fees	654,956	308,777	515,789	434,890	91,851	172,760

Custodian fees	462,536	50,186	236,364	263,057	11,297	18,033

Distribution fees:
Private Investment Class	1,896,978	917,687	2,299,833	1,669,879	120,343	395,051

Personal Investment Class	447,510	589,681	744,766	68,326	41,823	23,255

Cash Management Class	1,609,091	389,385	4,538,521	880,384	11,381	126,541

Reserve Class	551,820	47,458	292,734	574,016	21,057	77,275

Resource Class	595,880	244,095	378,131	442,036	38,640	113,544

Corporate Class	701,607	20,068	340,614	179,394	41	3,053

Transfer agent fees	1,206,154	167,619	787,594	545,958	25,174	55,959

Trustees’ and officers’ fees and benefits	368,197	59,470	254,781	174,110	17,525	27,629

Other	1,000,921	333,563	546,267	548,678	89,836	233,518

Total expenses	29,598,221	5,921,642	24,079,614	11,846,929	924,914	2,614,126

Less: Fees waived and expenses reimbursed	(7,159,088)	(2,503,416)	(12,203,348)	(2,565,024)	(570,147)	(938,865)

Net expenses	22,439,133	3,418,226	11,876,266	9,281,905	354,767	1,675,261

Net investment income	23,607,699	1,675,899	3,259,761	6,009,845	108,740	371,592

Net realized gain from Investment securities*	22,903	3,273	207,313	2,705	23	21,430

Net increase in net assets resulting from operations	$23,630,602	$1,679,172	$3,467,074	$6,012,550	$108,763	$393,022

*	Includes net gains from securities sold to affiliates of $2,681 for Government & Agency Portfolio.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        Short-Term Investments Trust

Statement of Changes in Net Assets

For the six months ended February 28, 2010 and the year ended August 31, 2009
(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 28,	August 31,	February 28,	August 31,
	2010	2009	2010	2009

Operations:
Net investment income	$23,607,699	$281,995,009	$1,675,899	$55,408,156

Net realized gain	22,903	123,884	3,273	305,215

Net increase in net assets resulting from operations	23,630,602	282,118,893	1,679,172	55,713,371

Distributions to shareholders from net investment income:
Institutional Class	(17,328,336)	(206,290,882)	(1,281,528)	(32,817,124)

Private Investment Class	(139,582)	(7,319,950)	(66,151)	(4,020,690)

Personal Investment Class	(21,948)	(1,098,666)	(29,120)	(2,109,396)

Cash Management Class	(1,917,116)	(30,960,183)	(189,997)	(10,697,427)

Reserve Class	(16,225)	(352,311)	(1,685)	(138,538)

Resource Class	(134,064)	(9,864,204)	(44,163)	(2,445,214)

Corporate Class	(4,050,363)	(26,106,523)	(63,200)	(3,181,343)

Total distributions from net investment income	(23,607,634)	(281,992,719)	(1,675,844)	(55,409,732)

Share transactions–net:
Institutional Class	(3,931,659,151)	(4,303,175,563)	(617,915,929)	(2,731,206,538)

Private Investment Class	(32,282,509)	(126,828,864)	(99,460,268)	(270,897,781)

Personal Investment Class	(34,785,822)	26,894,700	(42,760,066)	(224,672,416)

Cash Management Class	(437,584,723)	195,654,142	(124,576,483)	(672,213,909)

Reserve Class	70,976,287	3,939,027	(41,931)	(56,419,428)

Resource Class	(388,979,572)	(409,146,795)	(1,097,665)	(259,113,502)

Corporate Class	(2,144,849,304)	3,588,882,875	10,562,131	(255,308,233)

Net increase (decrease) in net assets resulting from share transactions	(6,899,164,794)	(1,023,780,478)	(875,290,211)	(4,469,831,807)

Net increase (decrease) in net assets	(6,899,141,826)	(1,023,654,304)	(875,286,883)	(4,469,528,168)

Net assets:
Beginning of period	31,306,671,125	32,330,325,429	4,465,959,628	8,935,487,796

End of period*	$24,407,529,299	$31,306,671,125	$3,590,672,745	$4,465,959,628

* Includes accumulated undistributed net investment income	$2,304,761	$2,304,696	$779,246	$779,191

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2010 and the year ended August 31, 2009
(Unaudited)

	Treasury Portfolio		Government & Agency Portfolio
	February 28,	August 31,	February 28,	August 31,
	2010	2009	2010	2009

Operations:
Net investment income	$3,259,761	$71,053,313	$6,009,845	$65,040,671

Net realized gain	207,313	500,543	2,705	246,194

Net increase in net assets resulting from operations	3,467,074	71,553,856	6,012,550	65,286,865

Distributions to shareholders from net investment income:
Institutional Class	(962,054)	(25,701,725)	(4,760,096)	(42,622,243)

Private Investment Class	(166,479)	(2,471,906)	(107,160)	(2,672,508)

Personal Investment Class	(35,637)	(516,829)	(3,305)	(92,666)

Cash Management Class	(1,626,024)	(34,500,234)	(470,464)	(10,479,447)

Reserve Class	(8,660)	(41,384)	(21,146)	(301,499)

Resource Class	(66,696)	(1,598,019)	(79,402)	(3,340,436)

Corporate Class	(394,211)	(6,223,216)	(568,285)	(5,531,872)

Total distributions from net investment income	(3,259,761)	(71,053,313)	(6,009,858)	(65,040,671)

Share transactions–net:
Institutional Class	(536,918,958)	242,973,439	(3,102,112,029)	7,843,243,506

Private Investment Class	(1,413,099,257)	1,114,086,769	34,164,363	276,550,984

Personal Investment Class	(13,560,049)	(259,366,509)	40,490	(12,012,488)

Cash Management Class	(3,976,403,877)	3,941,697,008	(195,822,307)	896,833,637

Reserve Class	38,262,375	(6,658,701)	(26,365,422)	4,289,572

Resource Class	(16,150,843)	(263,804,891)	(87,565,428)	160,815,277

Corporate Class	658,620,725	1,179,991,860	(636,334,393)	1,771,085,386

Net increase (decrease) in net assets resulting from share transactions	(5,259,249,884)	5,948,918,975	(4,013,994,726)	10,940,805,874

Net increase (decrease) in net assets	(5,259,042,571)	5,949,419,518	(4,013,992,034)	10,941,052,068

Net assets:
Beginning of period	21,295,384,182	15,345,964,664	14,962,999,469	4,021,947,401

End of period*	$16,036,341,611	$21,295,384,182	$10,949,007,435	$14,962,999,469

* Includes accumulated undistributed net investment income	$796,235	$796,235	$273,782	$273,795

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2010 and the year ended August 31, 2009
(Unaudited)

	Government TaxAdvantage
	Portfolio		Tax-Free Cash Reserve Portfolio
	February 28,	August 31,	February 28,	August 31,
	2010	2009	2010	2009

Operations:
Net investment income	$108,740	$1,802,215	$371,592	$23,973,205

Net realized gain (loss)	23	16,810	21,430	(22,317)

Net increase in net assets resulting from operations	108,763	1,819,025	393,022	23,950,888

Distributions to shareholders from net investment income:
Institutional Class	(87,604)	(1,351,087)	(259,987)	(13,009,492)

Private Investment Class	(9,479)	(160,241)	(31,321)	(1,828,224)

Personal Investment Class	(2,057)	(35,690)	(1,192)	(62,865)

Cash Management Class	(4,165)	(114,529)	(53,697)	(6,286,393)

Reserve Class	(778)	(18,594)	(2,847)	(139,845)

Resource Class	(5,410)	(121,572)	(22,548)	(1,628,204)

Corporate Class	(28)	(181)	—	(1,018,182)

Total distributions from net investment income	(109,521)	(1,801,894)	(371,592)	(23,973,205)

Share transactions–net:
Institutional Class	(183,529,248)	308,963,899	(193,689,061)	(936,106,159)

Private Investment Class	(11,454,509)	2,380,209	(65,451,258)	(94,497,894)

Personal Investment Class	(3,194,542)	871,302	(1,731,798)	(32,729,453)

Cash Management Class	(10,438,087)	(3,370,792)	(149,116,529)	(535,463,971)

Reserve Class	(3,077,061)	(6,774,557)	1,401,697	(28,292,619)

Resource Class	41,115,975	(16,349,278)	(35,567,099)	(132,418,789)

Corporate Class	(14,500)	105	(45,731,381)	3,700,743

Net increase (decrease) in net assets resulting from share transactions	(170,591,972)	285,720,888	(489,885,429)	(1,755,808,142)

Net increase (decrease) in net assets	(170,592,730)	285,738,019	(489,863,999)	(1,755,830,459)

Net assets:
Beginning of period	640,262,473	354,524,454	1,594,076,530	3,349,906,989

End of period*	$469,669,743	$640,262,473	$1,104,212,531	$1,594,076,530

* Includes accumulated undistributed net investment income	$39,230	$40,011	$—	$—

Notes to Financial Statements

February 28, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio,

50        Short-Term Investments Trust

Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity for Tax-Free Cash Reserve Portfolio.
  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print, which is generally 45 days from the period-end date.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Treasury Guarantee Program — The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury’s (the “Treasury Department”) Temporary Guarantee Program for Money Market Funds (the “Program”) as extended. Under the Program, the Treasury

51        Short-Term Investments Trust

Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of liquidation is less than $0.995. On April 7, 2009, the Funds’ Board approved Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio to participate in the final extension of the Program through September 18, 2009. The Program expired on September 18, 2009.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
K.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million

Liquid Assets Portfolio	0.15%	0.15%	0.15%

STIC Prime Portfolio	0.15%	0.15%	0.15%

Treasury Portfolio	0.15%	0.15%	0.15%

Government & Agency Portfolio	0.10%	0.10%	0.10%

Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%

Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

  Under the terms of a master sub-advisory agreement approved by shareholders of the Funds between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.

52        Short-Term Investments Trust

  The Adviser has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%

STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%

Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Aim Distributors, Inc. (“IADI”).
  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver to exceed the number reflected above: (1) Rule 12b-1 plan fees, if any; (2) interest; (3) taxes; (4) extraordinary items or non-routine items, including payments to participate in the United States Treasury Temporary Guarantee Program; and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time.
  For the six months ended February 28, 2010, Invesco waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Liquid Assets Portfolio	$4,628,809

STIC Prime Portfolio	962,638

Treasury Portfolio	4,064,374

Government & Agency Portfolio	—

Government TaxAdvantage Portfolio	338,909

Tax-Free Cash Reserve Portfolio	307,620

  Further, Invesco and/or IADI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2010 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$514,947	$229,541	$—	$395,210	$118,899	$—

STIC Prime Portfolio	383,868	360,508	16,853	37,056	85,304	—

Treasury Portfolio	1,339,084	539,630	3,290,995	253,563	291,312	284,467

Government & Agency Portfolio	750,189	42,572	119,629	452,021	174,838	496

Government TaxAdvantage Portfolio	59,314	30,440	8,604	18,236	30,538	41

Tax-Free Cash Reserve Portfolio	164,933	15,743	57,226	64,055	66,732	766

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. (“IAIS”) pursuant to which each Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Under the terms of a master distribution agreement between IADI and the Trust, IADI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private	Personal	Cash
Investment	Investment	Management	Reserve	Resource	Corporate
Class	Class	Class	Class	Class	Class

0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

53        Short-Term Investments Trust

  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.
  IADI has contractually agreed, through at least June 30, 2010, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

  Pursuant to the agreement above, for the six months ended February 28, 2010, expenses incurred under the plans are shown on the Statement of Operations as distribution fees. Plan fees waived by IADI under the agreement are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$758,791	$119,336	$321,818	$71,737	N/A	N/A

STIC Prime Portfolio	367,075	157,248	77,877	6,170	48,819	N/A

Treasury Portfolio	919,933	198,604	907,704	38,056	75,626	N/A

Government & Agency Portfolio	667,952	18,221	176,077	74,622	88,407	N/A

Government TaxAdvantage Portfolio	60,171	11,152	2,276	2,738	7,728	N/A

Tax-Free Cash Reserve Portfolio	197,526	6,201	25,308	10,046	22,709	N/A

  Certain officers and trustees of the Trust are officers and directors of Invesco, IAIS and/or IADI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 28, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Short-term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$24,312,748,356	$—	$24,312,748,356

STIC Prime Portfolio	—	3,621,194,187	—	3,621,194,187

Treasury Portfolio	—	16,037,149,825	—	16,037,149,825

Government & Agency Portfolio	—	10,971,316,449	—	10,971,316,449

Government TaxAdvantage Portfolio	—	478,547,111	—	478,547,111

Tax-Free Cash Reserve Portfolio	—	1,067,834,433	—	1,067,834,433

54        Short-Term Investments Trust

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2010, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Liquid Assets Portfolio	$1,646,146,983	$1,830,326,013	$—

STIC Prime Portfolio	469,607,440	279,108,294	—

Government & Agency Portfolio	—	149,999,806	2,681

Government TaxAdvantage Portfolio	149,999,806	150,000,000	—

Tax-Free Cash Reserve Portfolio	1,421,549,806	1,662,773,298	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
  During the six months ended February 28, 2010, the Funds in aggregate paid legal fees of $61,081 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (i) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (ii) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund below had a capital loss carryforward as of August 31, 2009 which expires as follows:

	August 31, 2015	August 31, 2017	Total*

Tax-Free Cash Reserve Portfolio	$13,734	$12,152	$25,886

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

55        Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	57,337,621,840	$57,337,621,840	115,210,746,376	$115,210,746,376

Private Investment Class	3,465,542,362	3,465,542,362	5,348,698,563	5,348,698,563

Personal Investment Class	400,030,845	400,030,845	1,108,427,503	1,108,427,503

Cash Management Class	9,058,433,028	9,058,433,028	22,021,236,511	22,021,236,511

Reserve Class	598,093,172	598,093,172	464,078,823	464,078,823

Resource Class	1,497,211,449	1,497,211,449	4,436,961,030	4,436,961,030

Corporate Class	12,027,492,934	12,027,492,934	25,713,082,952	25,713,082,952

Issued as reinvestment of dividends:
Institutional Class	6,697,434	6,697,434	92,389,548	92,389,548

Private Investment Class	65,775	65,775	4,175,312	4,175,312

Personal Investment Class	22,166	22,166	1,019,143	1,019,143

Cash Management Class	1,338,548	1,338,548	19,297,845	19,297,845

Reserve Class	15,913	15,913	423,816	423,816

Resource Class	202,236	202,236	9,417,843	9,417,843

Corporate Class	1,619,906	1,619,906	11,816,258	11,816,258

Reacquired:
Institutional Class	(61,275,978,425)	(61,275,978,425)	(119,606,311,487)	(119,606,311,487)

Private Investment Class	(3,497,890,646)	(3,497,890,646)	(5,479,702,739)	(5,479,702,739)

Personal Investment Class	(434,838,833)	(434,838,833)	(1,082,551,946)	(1,082,551,946)

Cash Management Class	(9,497,356,299)	(9,497,356,299)	(21,844,880,214)	(21,844,880,214)

Reserve Class	(527,132,798)	(527,132,798)	(460,563,612)	(460,563,612)

Resource Class	(1,886,393,257)	(1,886,393,257)	(4,855,525,668)	(4,855,525,668)

Corporate Class	(14,173,962,144)	(14,173,962,144)	(22,136,016,335)	(22,136,016,335)

Net increase (decrease) in share activity	(6,899,164,794)	$(6,899,164,794)	(1,023,780,478)	$(1,023,780,478)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

56        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	3,510,338,472	$3,510,338,472	12,290,583,897	$12,290,583,897

Private Investment Class	1,106,876,911	1,106,876,911	3,931,182,671	3,931,182,671

Personal Investment Class	1,119,338,686	1,119,338,686	3,996,774,649	3,996,774,649

Cash Management Class	1,874,016,961	1,874,016,961	4,111,368,752	4,111,368,752

Reserve Class	40,473,335	40,473,335	229,777,763	229,777,763

Resource Class	448,695,267	448,695,267	1,256,286,686	1,256,286,686

Corporate Class	334,562,120	334,562,120	1,622,091,750	1,622,091,750

Issued as reinvestment of dividends:
Institutional Class	560,836	560,836	10,313,548	10,313,548

Private Investment Class	36,490	36,490	2,693,226	2,693,226

Personal Investment Class	30,164	30,164	2,391,491	2,391,491

Cash Management Class	106,242	106,242	9,806,592	9,806,592

Reserve Class	604	604	137,979	137,979

Resource Class	24,863	24,863	1,712,359	1,712,359

Corporate Class	65,499	65,499	1,037,479	1,037,479

Reacquired:
Institutional Class	(4,128,815,237)	(4,128,815,237)	(15,032,103,983)	(15,032,103,983)

Private Investment Class	(1,206,373,669)	(1,206,373,669)	(4,204,773,678)	(4,204,773,678)

Personal Investment Class	(1,162,128,916)	(1,162,128,916)	(4,223,838,556)	(4,223,838,556)

Cash Management Class	(1,998,699,686)	(1,998,699,686)	(4,793,389,253)	(4,793,389,253)

Reserve Class	(40,515,870)	(40,515,870)	(286,335,170)	(286,335,170)

Resource Class	(449,817,795)	(449,817,795)	(1,517,112,547)	(1,517,112,547)

Corporate Class	(324,065,488)	(324,065,488)	(1,878,437,462)	(1,878,437,462)

Net increase (decrease) in share activity	(875,290,211)	$(875,290,211)	(4,469,831,807)	$(4,469,831,807)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

57        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	13,012,469,054	$13,012,469,054	51,181,133,777	$51,181,133,777

Private Investment Class	3,088,366,685	3,088,366,685	13,590,064,578	13,590,064,578

Personal Investment Class	779,892,324	779,892,324	2,462,023,476	2,462,023,476

Cash Management Class	24,216,662,731	24,216,662,731	49,522,914,925	49,522,914,925

Reserve Class	275,034,049	275,034,049	327,457,354	327,457,354

Resource Class	869,823,144	869,823,144	2,023,916,969	2,023,916,969

Corporate Class	8,627,755,921	8,627,755,921	24,071,126,166	24,071,126,166

Issued as reinvestment of dividends:
Institutional Class	430,942	430,942	13,766,545	13,766,545

Private Investment Class	53,707	53,707	1,355,282	1,355,282

Personal Investment Class	39,332	39,332	794,376	794,376

Cash Management Class	272,218	272,218	7,153,769	7,153,769

Reserve Class	7,096	7,096	51,349	51,349

Resource Class	56,904	56,904	1,980,528	1,980,528

Corporate Class	260,658	260,658	5,090,909	5,090,909

Reacquired:
Institutional Class	(13,549,818,954)	(13,549,818,954)	(50,951,926,883)	(50,951,926,883)

Private Investment Class	(4,501,519,649)	(4,501,519,649)	(12,477,333,091)	(12,477,333,091)

Personal Investment Class	(793,491,705)	(793,491,705)	(2,722,184,361)	(2,722,184,361)

Cash Management Class	(28,193,338,826)	(28,193,338,826)	(45,588,371,686)	(45,588,371,686)

Reserve Class	(236,778,770)	(236,778,770)	(334,167,404)	(334,167,404)

Resource Class	(886,030,891)	(886,030,891)	(2,289,702,388)	(2,289,702,388)

Corporate Class	(7,969,395,854)	(7,969,395,854)	(22,896,225,215)	(22,896,225,215)

Net increase (decrease) in share activity	(5,259,249,884)	$(5,259,249,884)	5,948,918,975	$5,948,918,975

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 44% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

58        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	37,020,545,032	$37,020,545,032	68,158,587,580	$68,158,587,580

Private Investment Class	1,540,709,914	1,540,709,914	7,841,778,183	7,841,778,183

Personal Investment Class	60,430,819	60,430,819	190,466,782	190,466,782

Cash Management Class	4,322,758,949	4,322,758,949	10,444,803,117	10,444,803,117

Reserve Class	232,650,278	232,650,278	434,676,362	434,676,362

Resource Class	1,547,163,014	1,547,163,014	4,567,230,434	4,567,230,434

Corporate Class	3,355,442,362	3,355,442,362	9,532,168,089	9,532,168,089

Issued as reinvestment of dividends:
Institutional Class	3,187,630	3,187,630	28,153,603	28,153,603

Private Investment Class	56,259	56,259	1,556,833	1,556,833

Personal Investment Class	614	614	34,041	34,041

Cash Management Class	524,465	524,465	10,189,620	10,189,620

Reserve Class	23,386	23,386	398,039	398,039

Resource Class	59,580	59,580	2,237,117	2,237,117

Corporate Class	376,423	376,423	2,892,316	2,892,316

Reacquired:
Institutional Class	(40,125,844,691)	(40,125,844,691)	(60,343,497,677)	(60,343,497,677)

Private Investment Class	(1,506,601,810)	(1,506,601,810)	(7,566,784,032)	(7,566,784,032)

Personal Investment Class	(60,390,943)	(60,390,943)	(202,513,311)	(202,513,311)

Cash Management Class	(4,519,105,721)	(4,519,105,721)	(9,558,159,100)	(9,558,159,100)

Reserve Class	(259,039,086)	(259,039,086)	(430,784,829)	(430,784,829)

Resource Class	(1,634,788,022)	(1,634,788,022)	(4,408,652,274)	(4,408,652,274)

Corporate Class	(3,992,153,178)	(3,992,153,178)	(7,763,975,019)	(7,763,975,019)

Net increase (decrease) in share activity	(4,013,994,726)	$(4,013,994,726)	10,940,805,874	$10,940,805,874

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

59        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,119,138,523	$1,119,138,523	2,232,883,956	$2,232,883,956

Private Investment Class	169,863,831	169,863,831	274,551,140	274,551,140

Personal Investment Class	35,784,998	35,784,998	167,645,922	167,645,922

Cash Management Class	5,303,476	5,303,476	24,068,707	24,068,707

Reserve Class	27,538,498	27,538,498	73,485,734	73,485,734

Resource Class	56,245,217	56,245,217	28,199,787	28,199,787

Corporate Class	50,000,000	50,000,000	351,723	351,723

Issued as reinvestment of dividends:
Institutional Class	104,425	104,425	1,279,524	1,279,524

Private Investment Class	4,087	4,087	106,322	106,322

Personal Investment Class	—	—	—	—

Cash Management Class	4,574	4,574	139,970	139,970

Reserve Class	122	122	1,093	1,093

Resource Class	2,145	2,145	120,734	120,734

Corporate Class	12	12	194	194

Reacquired:
Institutional Class	(1,302,772,196)	(1,302,772,196)	(1,925,199,581)	(1,925,199,581)

Private Investment Class	(181,322,427)	(181,322,427)	(272,277,253)	(272,277,253)

Personal Investment Class	(38,979,540)	(38,979,540)	(166,774,620)	(166,774,620)

Cash Management Class	(15,746,137)	(15,746,137)	(27,579,469)	(27,579,469)

Reserve Class	(30,615,681)	(30,615,681)	(80,261,384)	(80,261,384)

Resource Class	(15,131,387)	(15,131,387)	(44,669,799)	(44,669,799)

Corporate Class	(50,014,512)	(50,014,512)	(351,812)	(351,812)

Net increase (decrease) in share activity	(170,591,972)	$(170,591,972)	285,720,888	$285,720,888

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 67% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

60        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,100,850,130	$1,100,850,130	7,425,779,177	$7,425,779,177

Private Investment Class	135,420,176	135,420,176	511,847,886	511,847,886

Personal Investment Class	7,503,755	7,503,755	13,445,479	13,445,479

Cash Management Class	1,119,986,803	1,119,986,803	2,792,727,250	2,792,727,250

Reserve Class	12,121,152	12,121,152	27,969,701	27,969,701

Resource Class	83,307,037	83,307,037	394,300,830	394,300,830

Corporate Class	8,710,758	8,710,758	763,229,887	763,229,887

Issued as reinvestment of dividends:
Institutional Class	68,878	68,878	4,361,045	4,361,045

Private Investment Class	28,656	28,656	1,750,991	1,750,991

Personal Investment Class	321	321	14,257	14,257

Cash Management Class	39,983	39,983	6,129,570	6,129,570

Reserve Class	2,847	2,847	164,252	164,252

Resource Class	17,864	17,864	896,000	896,000

Corporate Class	0	0	676,626	676,626

Reacquired:
Institutional Class	(1,294,608,069)	(1,294,608,069)	(8,366,246,381)	(8,366,246,381)

Private Investment Class	(200,900,090)	(200,900,090)	(608,096,771)	(608,096,771)

Personal Investment Class	(9,235,874)	(9,235,874)	(46,189,189)	(46,189,189)

Cash Management Class	(1,269,143,315)	(1,269,143,315)	(3,334,320,791)	(3,334,320,791)

Reserve Class	(10,722,302)	(10,722,302)	(56,426,572)	(56,426,572)

Resource Class	(118,892,000)	(118,892,000)	(527,615,619)	(527,615,619)

Corporate Class	(54,442,139)	(54,442,139)	(760,205,770)	(760,205,770)

Net increase (decrease) in share activity	(489,885,429)	$(489,885,429)	(1,755,808,142)	$(1,755,808,142)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9—Subsequent Event

Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” will be changed to “Invesco”.

61        Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Personal Investment Class

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses)								to average		to average net		Ratio of net
	Net asset			on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets

Liquid Assets Portfolio
Six months ended 02/28/10	$1.00	$0.00	(b)	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.02%	$110,877	0.31	%(c)	0.93	%(c)	0.04	%(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.78	145,663	0.66		0.96		0.67
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	3.23	118,757	0.67		0.92		3.09
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	4.80	81,408	0.67		0.93		4.70
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	(0.00)	(0.04)	1.00	4.00	64,434	0.67		0.93		3.95
Year ended 08/31/05	1.00	0.02		0.00	0.02	(0.02)	—	(0.02)	1.00	1.94	46,190	0.67		0.94		1.89

STIC Prime Portfolio
Six months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	138,647	0.24	(c)	0.95	(c)	0.03	(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.54	181,407	0.56		0.98		0.54
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.06	406,065	0.67		0.93		2.91
Year ended 08/31/07	1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00	4.81	409,936	0.67		0.94		4.70
Year ended 08/31/06	1.00	0.04		—	0.04	(0.04)	—	(0.04)	1.00	4.02	299,205	0.67		0.94		3.98
Year ended 08/31/05	1.00	0.02		—	0.02	(0.02)	—	(0.02)	1.00	1.96	162,749	0.67		0.94		1.93

Treasury Portfolio
Six months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	198,166	0.14	(c)	0.93	(c)	0.03	(c)
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.12	211,723	0.45		0.95		0.07
Year ended 08/31/08	1.00	0.02	(b)	0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	2.37	471,083	0.67		0.93		2.11
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	4.59	414,629	0.67		0.94		4.48
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	3.80	332,351	0.67		0.95		3.72
Year ended 08/31/05	1.00	0.02		0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	1.81	273,461	0.67		0.95		1.78

Government & Agency Portfolio
Six months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	17,792	0.21	(c)	0.88	(c)	0.04	(c)
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.33	17,752	0.57		0.90		0.17
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	2.86	29,764	0.67		0.89		2.73
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	4.73	26,598	0.67		0.90		4.63
Year ended 08/31/06	1.00	0.04		(0.00)	0.04	(0.04)	—	(0.04)	1.00	3.92	39,599	0.67		0.91		3.90
Year ended 08/31/05	1.00	0.02		0.00	0.02	(0.02)	—	(0.02)	1.00	1.88	38,024	0.67		0.92		1.87

Government TaxAdvantage Portfolio
Six months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	8,922	0.14	(c)	1.01	(c)	0.03	(c)
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.25	12,117	0.47		1.05		0.19
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	2.71	11,245	0.67		0.99		2.75
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	4.63	10,986	0.67		1.05		4.53
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	3.84	6,543	0.67		1.12		3.76
Year ended 08/31/05	1.00	0.02		0.00	0.02	(0.02)	—	(0.02)	1.00	1.83	5,607	0.67		1.16		1.85

Tax-Free Cash Reserve Portfolio
Six months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	5,683	0.29	(c)	1.05	(c)	0.04	(c)
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.55	7,414	0.67		1.06		0.64
Five months ended 08/31/08	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.49	40,145	0.77	(d)	1.00	(d)	1.21	(d)
Year ended 03/31/08	1.00	0.03		(0.00)	0.03	(0.03)	—	(0.03)	1.00	2.71	34,464	0.77		1.00		2.68
Year ended 03/31/07	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	2.84	33,670	0.77		1.00		2.81
Year ended 03/31/06	1.00	0.02		—	0.02	(0.02)	—	(0.02)	1.00	1.97	20,902	0.77		1.02		1.94
Year ended 03/31/05	1.00	0.01		—	0.01	(0.01)	—	(0.01)	1.00	0.68	10,877	0.77		1.02		0.69

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)	Calculated using average shares outstanding.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $120,325, $158,552, $200,250, $18,371, $11,245 and $6,253 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

62        Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Personal Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2009 through February 28, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Personal Investment Class	(09/01/09)	(02/28/10)[1]	Period[2]	(02/28/10)	Period[2]	Ratio
Liquid Assets Portfolio	$1,000.00	$1,000.60	$1.54	$1,023.26	$1.56	0.31%

STIC Prime Portfolio	1,000.00	1,000.20	1.19	1,023.60	1.20	0.24

Treasury Portfolio	1,000.00	1,000.20	0.69	1,024.10	0.70	0.14

Government & Agency Portfolio	1,000.00	1,000.20	1.04	1,023.75	1.05	0.21

Government TaxAdvantage Portfolio	1,000.00	1,000.20	0.69	1,024.10	0.70	0.14

Tax-Free Cash Reserve Portfolio	1,000.00	1,000.20	1.44	1,023.36	1.45	0.29

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2009 through February 28, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

63        Short-Term Investments Trust

Invesco Aim Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco Aim collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco Aim, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco Aim maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website – invescoaim.com. More detail is available to you at that site.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. To locate each Fund’s portfolio holdings, click the Products and Performance tab at the top and select Product Overviews. Then, select your Fund from the drop-down menu. Links to each Fund’s complete monthly and quarterly holdings are available on this Web page. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. Click the About Us tab at the top of the home page; click on Legal Information; and then click on Invesco Aim Proxy Voting Guidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com and click the About Us tab at the top of the home page; click on Legal Information and then click on Proxy Voting Search. Next, select the Fund from the drop-down menu. This information is also available on the SEC website, sec.gov.
If used after July 20, 2010, this report must be accompanied by a Fund fact sheet for the most recent month-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Aim Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
      On or about April 30, 2010, Invesco Aim Distributors, Inc. becomes Invesco Distributors, Inc., Invesco Aim Investment Services, Inc. becomes Invesco Investment Services, Inc., and AIM funds become Invesco funds. In addition, invescoaim.com becomes invesco.com.

CM-STIT-SAR-6	Invesco Aim Distributors, Inc.

Private Investment Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Semiannual Report to Shareholders ▪ February 28, 2010

2	Fund Data
3	Letters to Shareholders
4	Schedules of Investments
45	Financial Statements
50	Notes to Financial Statements
62	Financial Highlights
63	Fund Expenses

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency and is not a deposit or other obligation of, or guaranteed by, a depository institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Read it carefully before you invest or send money.
Invesco Global Cash Management is a brand name encompassing products and services provided by one or more subsidiaries of Invesco Ltd. References to Invesco Fixed Income describe a fixed income team composed of affiliated Invesco entities worldwide.
Unless otherwise stated, information presented in this report is as of February 28, 2010, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Data

Private Investment Class data as of 2/28/10

FUND		YIELDS		WEIGHTED AVERAGE MATURITY		TOTAL NET ASSETS
		7-Day SEC Yields
		Had Fees Not
		Been Waived and/or		Range During
	7-Day	Expenses Not	Monthly	Reporting	At Reporting
	SEC Yields	Been Reimbursed	Yields	Period	Period End

Liquid Assets	0.02%	-0.22%	0.02%	41 – 56 days	42 days	$716.4 million

STIC Prime	0.02	-0.23	0.02	11 – 26 days	18 days	330.5 million

Treasury	0.02	-0.22	0.02	40 – 54 days	52 days	854.8 million

Government & Agency	0.02	-0.18	0.02	35 – 52 days	47 days	815.4 million

Government TaxAdvantage	0.02	-0.37	0.02	25 – 53 days	37 days	31.4 million

Tax-Free Cash Reserve	0.02	-0.24	0.02	23 – 37 days	27 days	140.9 million
Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Had the adviser and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Monthly yields represent annualized results for the month, net of fees and expenses, and exclude any realized capital gains or losses.
2	Short-Term Investments Trust

Letters to Shareholders
Bruce Crockett
Dear Fellow Shareholders:
While 2009 was a challenging year for all of us, the final months of the decade concluded with many of us feeling more optimistic about the years ahead. Perhaps one of the most valuable lessons from 2009 is the importance of a long-term, diversified investment strategy, which I’ve mentioned in previous letters.
     Cash and cash equivalents comprised an important segment of many investors’ portfolios during the volatile market environment in 2009. As it has over the years, Invesco Global Cash Management served its clients well during this period of uncertainty by adhering to its conservative investment philosophy.
     Having navigated the recent crisis without any credit issues in our money market funds, Invesco continues to work with industry officials and regulatory authorities to identify “best practices” for the money market fund industry going forward. New rules for money market funds approved in January 2010 by the U.S. Securities and Exchange Commission incorporate many of these best practices, and promise additional disclosure and greater transparency for money market fund investors.
     Just as Invesco Global Cash Management is committed to managing its money market funds for safety and liquidity, your Board is committed to earning your continued trust. Board members exercise oversight to maintain the AIM Funds’ “Investor First” orientation, manage costs and enhance performance to put your interests first.
     To that end, some of you may have seen it reported in the latter part of 2009 that Invesco will assume the management of the Van Kampen family of mutual funds as well as the retail Morgan Stanley funds. The closing will be later this year, and we view this addition as an opportunity to provide you access to an even broader range of funds under the Invesco umbrella.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing and serving you.
Best regards,

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

Karen Dunn Kelley
Dear Shareholders:
The period covered by this report was a challenging one for investors in short-term cash management investments — as well as for those of us who manage such investments.
     After four quarters of contraction, the U.S. economy expanded in the third and fourth quarters of 2009. Although the strength and sustainability of the economic recovery was uncertain, signs of improvement were undeniable.
     Nonetheless, after experiencing significant stock market volatility over the last couple of years, many investors remained risk averse and preferred the relative safety and liquidity of cash or cash equivalents to equities. They did so despite historically low yields on money market funds.
     During the reporting period, those of us at Invesco Global Cash Management faced the challenge of providing investors with positive yields despite record-low short-term interest rates — and doing so in the face of a shrinking supply of creditworthy money market securities.
     Despite these challenges, we remained steadfast in our commitment to minimizing credit risk in our portfolios and avoiding issuers with potential event and headline risk. Our strict adherence to our time-tested credit and risk management processes was reflected in our continued growth in calendar year 2009 — when our growth outpaced the industry and our assets under management reached an all-time high.
     For Invesco Global Cash Management, part of Invesco Fixed Income, safety is of paramount importance to the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield — in that order — to our money market fund investors.
     All of us at Invesco Fixed Income are dedicated to helping our clients achieve their short-term cash management needs. We are also dedicated to excellence in customer service. If you have questions about your account, please contact one of our Cash Management representatives at 800 659 1005.
Sincerely,

Karen Dunn Kelley
CEO, Invesco Fixed Income
3	Short-Term Investments Trust

Schedule of Investments

February 28, 2010
(Unaudited)

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–34.67%(a)
Asset-Backed Securities–Commercial Loans/Leases–6.92%
Amstel Funding Corp.(b)(c)	0.65%	03/30/10	$150,000	$149,921,458

Amstel Funding Corp.(b)(c)	0.90%	04/20/10	115,000	114,856,250

Amstel Funding Corp.(b)(c)	1.35%	03/11/10	200,000	199,925,000

Amstel Funding Corp.(b)(c)	1.35%	03/12/10	175,000	174,927,813

Atlantis One Funding Corp.(b)(c)	0.20%	04/06/10	100,000	99,980,000

Atlantis One Funding Corp.(b)(c)	0.22%	06/16/10	135,000	134,913,731

Atlantis One Funding Corp.(b)(c)	0.22%	06/09/10	151,000	150,907,722

Atlantis One Funding Corp.(b)(c)	0.29%	08/09/10	100,000	99,870,306

Atlantis One Funding Corp.(b)(c)	0.30%	08/04/10	200,000	199,744,333

Atlantis One Funding Corp.(b)(c)	0.30%	05/06/10	100,000	99,945,000

Atlantis One Funding Corp.(b)(c)	0.30%	07/06/10	175,000	174,814,792

Atlantis One Funding Corp.(b)(c)	0.30%	08/02/10	90,000	89,884,500

				1,689,690,905

Asset-Backed Securities–Consumer Receivables–1.52%
Amsterdam Funding Corp.(c)	0.18%	04/07/10	100,000	99,981,500

Amsterdam Funding Corp.(c)	0.20%	03/08/10	80,189	80,185,882

Barton Capital LLC(c)	0.19%	05/11/10	80,043	80,013,006

Old Line Funding, LLC(c)	0.19%	03/09/10	110,061	110,056,353

				370,236,741

Asset-Backed Securities–Fully Backed–0.66%
Straight-A Funding LLC
–Series 1, (CEP–Federal Financing Bank)(c)	0.18%	03/01/10	85,000	85,000,000

–Series 1, (CEP–Federal Financing Bank)(c)	0.18%	03/11/10	75,000	74,996,250

				159,996,250

Asset-Backed Securities–Fully Supported Bank–4.82%
Crown Point Capital Co., LLC
–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(c)	0.40%	03/05/10	45,000	44,998,000

–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(c)	0.40%	03/08/10	100,000	99,992,222

–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(c)	0.40%	03/16/10	60,000	59,990,000

–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(c)	0.40%	03/19/10	170,000	169,966,000

Grampian Funding Ltd./LLC
(CEP–Lloyds TSB Bank PLC)(b)(c)	0.24%	04/06/10	123,000	122,970,480

(CEP–Lloyds TSB Bank PLC)(b)(c)	0.24%	04/19/10	55,000	54,982,033

(CEP–Lloyds TSB Bank PLC)(b)(c)	0.25%	03/16/10	183,000	182,980,938

LMA-Americas, LLC
(CEP–Credit Agricole S.A.)(b)(c)	0.18%	04/23/10	78,400	78,379,224

(CEP–Credit Agricole S.A.)(b)(c)	0.20%	03/22/10	80,000	79,990,667

Matchpoint Master Trust–Series A, (CEP–BNP Paribas)(b)(c)	0.18%	03/12/10	104,461	104,455,255

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Fully Supported Bank–(continued)

Surrey Funding Corp.
(CEP–Barclays Bank PLC)(b)(c)	0.19%	03/17/10	$79,000	$78,993,329

(CEP–Barclays Bank PLC)(b)(c)	0.20%	04/12/10	50,000	49,988,333

(CEP–Barclays Bank PLC)(b)(c)	0.20%	04/20/10	50,000	49,986,111

				1,177,672,592

Asset-Backed Securities–Multi-Purpose–2.76%
Atlantic Asset Securitization LLC(c)	0.17%	03/15/10	105,000	104,993,058

Atlantic Asset Securitization LLC(c)	0.18%	04/09/10	60,000	59,988,300

Atlantic Asset Securitization LLC(c)	0.19%	05/04/10	50,000	49,983,111

Atlantic Asset Securitization LLC(c)	0.20%	05/10/10	50,000	49,980,556

Gemini Securitization Corp., LLC(c)	0.20%	05/03/10	47,000	46,983,550

Mont Blanc Capital Corp.(b)(c)	0.18%	03/04/10	97,000	96,998,545

Regency Markets No. 1, LLC(b)(c)	0.18%	03/22/10	56,000	55,994,120

Tulip Funding Corp.(b)(c)	0.18%	03/22/10	113,483	113,471,415

Tulip Funding Corp.(b)(c)	0.21%	03/01/10	95,000	95,000,000

				673,392,655

Asset-Backed Securities–Securities–4.51%
Aspen Funding Corp.(c)	0.16%	03/05/10	70,000	69,998,756

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.21%	04/19/10	100,000	99,971,417

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.22%	04/19/10	100,000	99,970,056

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.23%	04/07/10	25,000	24,994,090

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.23%	04/19/10	175,000	174,945,215

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.23%	04/21/10	75,000	74,975,562

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.26%	03/10/10	104,250	104,243,224

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.26%	03/15/10	52,000	51,994,742

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.26%	03/18/10	50,000	49,993,861

Solitaire Funding Ltd./LLC(b)(c)	0.20%	03/05/10	90,000	89,998,000

Solitaire Funding Ltd./LLC(b)(c)	0.20%	03/10/10	200,000	199,990,000

Tempo Finance Ltd./Corp.(b)(c)	0.22%	05/05/10	60,000	59,976,167

				1,101,051,090

Diversified Banks–5.98%
Bank of Nova Scotia(b)	0.21%	06/02/10	275,000	274,850,813

ING (U.S.) Funding LLC(b)	0.16%	03/05/10	200,000	199,996,445

National Australia Funding Delaware Inc.(b)(c)	0.17%	04/19/10	200,000	199,953,722

Santander Central Hispano Finance (Delaware) Inc.(b)	0.40%	04/09/10	155,000	154,932,833

Societe Generale North America, Inc.(b)	0.23%	05/25/10	230,000	229,875,097

Societe Generale North America, Inc.(b)	0.25%	04/07/10	400,000	399,897,222

				1,459,506,132

Integrated Oil & Gas–0.16%
Total Capital S.A.(b)(c)	0.17%	03/31/10	39,250	39,244,603

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Life & Health Insurance–1.14%
Metlife Short Term Funding LLC(c)	0.19%	03/01/10	$143,700	$143,700,000

Metlife Short Term Funding LLC(c)	0.19%	03/04/10	135,000	134,997,862

				278,697,862

Municipal Commercial Paper–1.35%
District of Columbia (National Academy of Sciences);
Series 2008A, Commercial Paper RB (LOC–Bank of America, N.A.)(d)	0.23%	03/04/10	18,000	18,000,000

Series 2009A, Commercial Paper RB (LOC–Bank of America, N.A.)(d)	0.20%	03/04/10	55,220	55,220,000

Illinois (State of) Educational Facilities Authority (Pooled Financing Program); Series 2002, Commercial Paper RN (LOC–Northern Trust Co.)(d)	0.21%	04/05/10	20,000	20,000,000

University of Texas System Board of Regents (Revenue Financing System);
Series 2002 A, Commercial Paper Notes	0.18%	03/05/10	35,000	35,000,000

Series 2002 A, Commercial Paper Notes	0.18%	04/06/10	5,000	5,000,000

Series 2002 A, Commercial Paper Notes	0.19%	07/09/10	20,000	20,000,000

Series 2002 A, Commercial Paper Notes	0.20%	05/24/10	25,000	25,000,000

Series 2002 A, Commercial Paper Notes	0.22%	06/03/10	33,875	33,875,000

Series 2002 A, Commercial Paper Notes	0.22%	07/13/10	20,000	20,000,000

Upper Trinity Regional Water District; Series 2010 A, Supply System Commercial Paper RN (LOC–Bank of America, N.A.)(d)	0.16%	03/01/10	22,350	22,350,000

Whiting (City of), Indiana (BP Products North America Inc.); Series 2009, Environmental Facilities Commercial Paper RB(b)	0.23%	03/03/10	31,500	31,500,000

Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care, Inc.);
Series 2009A, Commercial Paper RB (LOC–U.S. Bank, N.A.)(d)	0.25%	06/02/10	25,000	25,000,000

Series 2009A, Commercial Paper RB (LOC–U.S. Bank, N.A.)(d)	0.25%	07/07/10	20,000	20,000,000

				330,945,000

Packaged Foods & Meats–1.47%
Nestle Capital Corp.(b)(c)	0.30%	07/06/10	150,000	149,841,250

Nestle Capital Corp.(b)(c)	0.35%	05/13/10	100,000	99,929,028

Nestle Capital Corp.(b)(c)	0.35%	06/11/10	108,000	107,892,900

				357,663,178

Regional Banks–3.38%
ANZ National (Int’l) Ltd.(b)(c)	0.35%	04/19/10	70,000	69,966,653

Banque et Caisse d’Epargne de l’Etat(b)	0.20%	05/13/10	50,000	49,980,229

Banque et Caisse d’Epargne de l’Etat(b)	0.21%	03/15/10	100,000	99,991,833

Commonwealth Bank of Australia(b)(c)	0.19%	05/10/10	200,000	199,926,111

Fortis Funding LLC(b)(c)	0.22%	05/26/10	200,000	199,894,889

Svenska Handelsbanken, Inc.(b)	0.20%	05/19/10	204,800	204,712,363

				824,472,078

Total Commercial Paper (Cost $8,462,569,086)				8,462,569,086

Certificates of Deposit–30.56%
Banco Bilbao Vizcaya Argentaria, S.A.	0.30%	04/16/10	100,000	100,001,276

Banco Bilbao Vizcaya Argentaria, S.A.	0.32%	05/12/10	100,000	100,001,997

Banco Bilbao Vizcaya Argentaria, S.A.	0.34%	05/17/10	100,000	100,000,000

Banco Bilbao Vizcaya Argentaria, S.A.	0.46%	06/17/10	200,000	200,002,990

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)

Banco Bilbao Vizcaya Argentaria, S.A. (United Kingdom)(b)	0.31%	07/06/10	$100,000	$100,003,522

Bank of Nova Scotia(e)	0.23%	12/06/10	200,000	200,000,000

BNP Paribas (United Kingdom)(b)	0.23%	04/07/10	250,000	250,002,568

BNP Paribas	0.28%	06/14/10	160,000	160,000,000

Credit Agricole Corporate & Investment Bank	0.17%	03/01/10	63,000	63,000,000

Credit Agricole Corporate & Investment Bank(e)	0.33%	10/26/10	100,000	100,000,000

Credit Agricole Corporate & Investment Bank	0.53%	03/01/10	100,000	100,000,000

Credit Agricole Corporate & Investment Bank	0.70%	09/10/10	200,000	200,000,000

Credit Agricole Corporate & Investment Bank	0.96%	08/09/10	100,000	100,000,000

Credit Agricole Corporate & Investment Bank	0.96%	08/16/10	100,000	100,000,000

Commonwealth Bank of Australia(b)	0.29%	04/09/10	100,000	100,000,000

Lloyds TSB Bank PLC	0.18%	04/08/10	400,000	400,000,000

Lloyds TSB Bank PLC	0.18%	04/19/10	140,000	140,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.22%	05/18/10	150,000	150,003,247

National Australia Bank Ltd. (United Kingdom)(b)	0.22%	05/10/10	125,000	125,002,429

Nordea Bank A.B.	0.17%	04/12/10	200,000	200,000,000

Nordea Bank A.B.	0.19%	05/10/10	300,000	300,000,000

Nordea Bank A.B.	0.20%	03/03/10	200,000	200,000,000

Rabobank Nederland(e)	0.23%	01/07/11	100,000	100,000,000

Rabobank Nederland	0.29%	04/09/10	200,000	200,000,000

Rabobank Nederland(e)	0.35%	03/12/10	200,000	200,000,000

Rabobank Nederland	0.52%	05/21/10	200,000	200,000,000

Rabobank Nederland	0.55%	10/26/10	100,000	100,003,302

Royal Bank of Canada(e)	0.23%	11/04/10	155,000	155,000,000

Royal Bank of Canada	0.30%	03/23/10	100,000	100,000,000

Royal Bank of Canada	0.38%	05/28/10	250,000	250,000,000

Royal Bank of Scotland PLC	0.18%	04/09/10	200,000	200,000,000

Royal Bank of Scotland PLC	0.19%	04/16/10	125,000	125,000,000

Royal Bank of Scotland PLC	0.19%	04/16/10	125,000	125,000,000

Royal Bank of Scotland PLC	0.20%	03/08/10	200,000	200,000,000

Royal Bank of Scotland PLC	0.20%	03/19/10	100,000	100,000,000

Royal Bank of Scotland PLC	0.20%	03/26/10	150,000	150,000,000

Societe Generale(e)(f)	0.10%	04/05/10	200,000	200,000,000

Societe Generale	0.23%	05/03/10	150,000	150,000,000

Societe Generale	0.26%	04/06/10	189,800	189,802,836

Svenska Handelsbanken A.B.	0.19%	04/06/10	200,000	200,000,000

Toronto-Dominion Bank(e)	0.23%	12/09/10	200,000	200,000,000

Toronto-Dominion Bank	0.26%	07/01/10	175,000	175,000,000

Toronto-Dominion Bank	0.32%	05/17/10	150,000	150,003,196

Toronto-Dominion Bank	0.55%	10/22/10	100,000	100,000,000

Toronto-Dominion Bank	0.65%	04/09/10	200,000	200,000,000

Westpac Banking Corp.(e)	0.19%	04/13/10	200,000	200,000,000

Total Certificates of Deposit (Cost $7,457,827,363)				7,457,827,363

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Variable Rate Demand Notes–19.43%(e)(f)
Credit Enhanced–17.07%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.23%	06/01/29	$200	$200,000

Alamogordo (City of), New Mexico (Gerald Champion Regional Medical Center); Series 2007 A, Ref. VRD Hospital Improvement RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/37	10,465	10,465,000

Alexandria (City of), Virginia Industrial Development Authority (American Academy of Otolaryngology-Head & Neck Surgery Foundation, Inc.); Series 2008 B, VRD Headquarters Facilities RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/38	6,310	6,310,000

Alexandria (City of), Virginia Industrial Development Authority; Series 1996 A, VRD Pooled Loan RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/26	2,400	2,400,000

Allegheny (County of), Pennsylvania Hospital Development Authority (Central Blood Bank); Series 1992, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(d)	0.19%	12/01/10	2,525	2,525,000

Allegheny (County of), Pennsylvania Industrial Development Authority (Longwood at Oakwood, Inc.); Series 2001 B, Ref. VRD Sr. Health and Housing Facilities RB (LOC–PNC Bank, N.A.)(d)	0.13%	07/01/27	4,800	4,800,000

Apache (County of), Industrial Development Authority (Tucson Electric Power Co.-Springerville); Series 1983 B, VRD IDR (LOC–Bank of New York Mellon)(d)	0.20%	12/15/18	8,900	8,900,000

Atlanta (City of), Georgia (Westside); Series 2001, VRD Tax Allocation Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	12/01/22	8,055	8,055,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.23%	10/01/33	105	105,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.17%	12/01/33	29,015	29,015,000

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	12/01/14	3,400	3,400,000

Beaver (County of), Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(b)(d)	0.18%	07/15/21	8,500	8,500,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(d)	0.25%	12/01/28	4,700	4,700,000

Boone (County of), Kentucky (Duke Energy Kentucky, Inc.); Series 2008 A, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(d)	0.16%	08/01/27	5,000	5,000,000

Brooke (County of), West Virginia County Commission (Bethany College); Series 2008 A, VRD Commercial Development RB (LOC–PNC Bank, N.A.)(d)	0.19%	12/01/37	4,050	4,050,000

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD IDR (LOC–PNC Bank, N.A.)(d)	0.17%	07/01/39	25,840	25,840,000

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	05/01/27	2,150	2,150,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	06/15/31	2,010	2,010,000

Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	06/15/31	2,685	2,685,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	10/01/32	25,150	25,150,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.19%	12/01/32	2,660	2,660,000

Charlotte (City of), North Carolina (NASCAR Hall of Fame Facilities); Series 2009 D, VRD Taxable COP (LOC–Bank of America, N.A.)(d)	0.24%	06/01/35	9,800	9,800,000

Chatham Capital Corp.; Series 2000, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(d)	0.23%	07/01/20	4,431	4,431,000

Chester (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2001, VRD IDR (LOC–Wells Fargo Bank, N.A.)(d)	0.15%	07/01/31	41,500	41,500,000

Chicago (City of), Illinois Board of Education;
Series 2009 B, Ref. VRD Unlimited Tax GO (LOC–U.S. Bank, N.A.)(d)	0.12%	03/01/31	10,000	10,000,000

Series 2009 C, Ref. VRD Unlimited Tax GO (LOC–U.S. Bank, N.A.)(c)(d)	0.12%	03/01/12	6,300	6,300,000

Series 2010 B, Ref. VRD Unlimited Tax GO (LOC–JPMorgan Chase Bank, N.A.)(d)	0.12%	03/01/36	18,000	18,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Clarke (County of), Virginia Industrial Development Authority (Grafton School, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	12/01/20	$4,090	$4,090,000

Cleveland (City of) -Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(d)	0.16%	01/01/33	24,875	24,875,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	07/01/22	2,000	2,000,000

Cobb (County of), Georgia Housing Authority (Post Apartment Homes, L.P.); Series 1995, VRD MFH RB (CEP–Federal National Mortgage Association)	0.19%	06/01/25	7,725	7,725,000

Cobb (County of), Georgia Housing Authority (Post Mill); Series 1995, VRD MFH RB (CEP–Federal National Mortgage Association)	0.19%	06/01/25	8,350	8,350,000

Cohasset (City of), Minnesota (Minnesota Power & Light Co.); Series 1997 A, Ref. VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	06/01/20	13,000	13,000,000

Collier (County of), Florida Health Facilities Authority (The Moorings, Inc.),
Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	12/01/24	9,275	9,275,000

Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/35	25,200	25,200,000

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.18%	11/01/38	3,545	3,545,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.18%	04/15/39	5,420	5,420,000

Colorado (State of) Educational & Cultural Facilities Authority (Lutheran Church Extension Fund-Missouri Synod Loan Program); Series 2008, VRD RB (LOC–Bank of America, N.A.)(d)	0.17%	05/15/38	7,300	7,300,000

Colorado (State of) Educational & Cultural Facilities Authority (Northwest University); Series 2007, VRD RB (LOC–Bank of America, N.A.)(d)	0.18%	09/01/37	4,800	4,800,000

Colorado (State of) Educational & Cultural Facilities Authority (Parker & Denver High Schools); Series 2006, VRD RB (LOC–Bank of America, N.A.)(d)	0.17%	12/01/36	3,000	3,000,000

Colorado (State of) Educational & Cultural Facilities Authority (Western Christian Schools); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.18%	07/01/39	4,875	4,875,000

Colorado (State of) Health Facilities Authority (Bethesda Living Centers); Series 1999, VRD RB (LOC–Bank of America, N.A.)(d)	0.18%	08/15/30	16,955	16,955,000

Colorado (State of) Housing & Finance Authority (Central Park LLC); Series 1996 C, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.17%	10/15/16	2,300	2,300,000

Colorado Springs (City of), Colorado (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(d)	0.22%	03/01/17	7,000	7,000,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD Obligation Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	03/15/23	6,050	6,050,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	01/01/21	9,205	9,205,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2005, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(d)	0.20%	07/01/35	13,875	13,875,000

Connecticut (State of) Health & Educational Facilities Authority (Lawrence & Memorial Hospital); Series 2004 E, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.15%	07/01/34	20,590	20,590,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	07/01/25	45,830	45,830,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	03/01/19	3,465	3,465,000

Crawford (City of), Texas Education Facilities Corp. (Concordia University Texas); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/37	20,555	20,555,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.15%	06/15/25	7,740	7,740,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

DeKalb, Newton, & Gwinnett (Counties of), Georgia Joint Development Authority (GGC Real Estate Parking I, LLC); Series 2007, VRD Incremental Draw RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/32	$5,385	$5,385,000

DeKalb, Newton, & Gwinnett (Counties of), Georgia Joint Development Authority (GPC Real Estate Student Support I, LLC); Series 2007, VRD Incremental Draw RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/35	19,125	19,125,000

Delaware (County of), Pennsylvania Industrial Development Authority (Resource Recovery Facility);
Series 1997 G, Ref. VRD IDR (CEP–General Electric Capital Corp.)	0.16%	12/01/31	6,355	6,355,000

Series 1997 G, Ref. VRD IDR (CEP–General Electric Capital Corp.)	0.16%	12/01/31	8,375	8,375,000

Series 1997 G, Ref. VRD IDR (CEP–General Electric Capital Corp.)	0.16%	12/01/31	8,235	8,235,000

Series 1997 G, Ref. VRD IDR (CEP–General Electric Capital Corp.)	0.16%	12/01/31	7,640	7,640,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	09/01/36	3,945	3,945,000

Delaware (State of) Economic Development Authority (Peninsula United Methodist Homes, Inc.); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(d)	0.13%	05/15/37	7,415	7,415,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	05/01/36	5,000	5,000,000

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	07/01/39	10,100	10,100,000

Denham Springs (City of), Louisiana Economic Development District (Bass Pro Shops);
Series 2007 A, VRD Sales Tax Increment RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	01/01/37	5,060	5,060,000

Series 2007 B, VRD Sales Tax Increment RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	01/01/37	29,850	29,850,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility RB (LOC–PNC Bank, N.A.)(d)	0.23%	11/01/30	1,770	1,770,000

District of Columbia (Hogar Hispano, Inc.); Series 2005, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	03/01/30	15,565	15,565,000

District of Columbia (John F. Kennedy Center for the Performing Arts); Series 2008, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	10/01/29	18,630	18,630,000

District of Columbia (National Association for the Education of Young Children); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	04/01/36	14,390	14,390,000

District of Columbia (The Field School, Inc.); Series 2001 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.18%	07/01/31	13,655	13,655,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	04/01/38	6,000	6,000,000

District of Columbia;
Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(c)(d)	0.20%	01/01/29	17,227	17,227,000

Series 2001 C, VRD Unlimited Tax GO (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	06/01/26	15,570	15,570,000

Series 2002 D, Ref. VRD Unlimited Tax GO (LOC–Wells Fargo Bank, N.A.)(d)	0.20%	07/01/31	36,995	36,995,000

Series 2008 C-1, Ref. VRD Unlimited Tax GO (LOC–TD Bank, N.A.)(d)	0.18%	06/01/27	5,000	5,000,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	06/01/27	78,553	78,553,000

Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(d)	0.14%	08/15/32	5,000	5,000,000

DuPage (County of), Illinois (Benet Academy Capital Building); Series 2000, VRD RB (LOC–Bank of America, N.A.)(c)(d)	0.20%	04/01/30	8,550	8,550,000

Eastern Michigan University Board of Regents; Series 2009 B, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.15%	03/01/49	15,000	15,000,000

Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	11/01/24	10,000	10,000,000

Emmaus (Borough of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.20%	03/01/30	20,000	20,000,000

Energy Northwest (Project No. 3); Series 2003-E, Ref. VRD Electric RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	07/01/17	44,075	44,075,000

Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)	0.18%	12/01/34	5,000	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Erie (City of), Pennsylvania Higher Education Building Authority (Mercyhurst College); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/23	$4,400	$4,400,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	06/01/37	9,565	9,565,000

Florida Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC–Wells Fargo Bank, N.A.)(d)	0.21%	02/01/35	2,595	2,595,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	05/15/31	5,780	5,780,000

Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(d)	0.19%	12/01/28	6,465	6,465,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank N.A.)(d)	0.16%	12/01/21	20,000	20,000,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(d)	0.29%	09/01/41	1,810	1,810,000

Fulton (County of), Georgia Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	04/01/28	3,470	3,470,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/23	4,965	4,965,000

Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)	0.20%	03/01/30	14,845	14,845,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(d)	0.16%	06/01/19	12,035	12,035,000

Green Lake (Township of), Michigan Economic Development Corp. (Interlochen Center For The Arts); Series 2004, Ref. VRD RB (LOC–Harris N.A.)(d)	0.14%	06/01/34	4,300	4,300,000

Gwinnett (County of), Georgia Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC–Bank of America, N.A.)(c)(d)	0.50%	12/01/18	900	900,000

Hamilton (County of), Ohio (Cincinnati Children’s Hospital Medical Center); Series 2007 N, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	05/15/37	10,000	10,000,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	06/01/27	20,897	20,897,000

Hannibal (City of), Missouri Industrial Development Authority (Hannibal Regional Hospital); Series 2007, VRD Health Facilities RB (LOC–Bank of America, N.A.)(d)	0.20%	08/01/27	7,740	7,740,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(d)	0.16%	11/01/25	16,175	16,175,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/24	25,000	25,000,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC–U.S. Bank, N.A.)(d)	0.19%	06/01/14	3,490	3,490,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)	0.17%	08/01/32	7,800	7,800,000

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	01/01/38	3,785	3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2003 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(d)	0.17%	11/15/12	11,145	11,145,000

Series 2005 E, VRD Hospital RB (LOC–Credit Agricole S.A.)(b)(d)	0.19%	11/15/35	8,000	8,000,000

Series 2006 B-3, Ref. VRD Hospital RB (LOC–U.S. Bank, N.A.)(d)	0.15%	11/15/31	42,935	42,935,000

Series 2007 B, VRD Hospital RB (LOC–Harris N.A.)(d)	0.17%	11/15/37	19,015	19,015,000

Houston (City of), Texas Independent School District; Series 2004, VRD Schoolhouse Limited Tax GO (CEP–Texas Permanent School Fund)	0.20%	06/15/31	30,175	30,175,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	10/01/14	4,980	4,980,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Idaho (State of) Health Facilities Authority (Pooled Financing Program); Series 1985, VRD ACES RB (LOC–U.S. Bank, N.A.)(d)	0.20%	10/01/10	$2,700	$2,700,000

Illinois (State of) Development Finance Authority (Chicago Shakespeare Theater); Series 1999, VRD RB (LOC–Bank of America, N.A.)(c)(d)	0.50%	01/01/19	4,100	4,100,000

Illinois (State of) Development Finance Authority (Chinese American Service League); Series 2002, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	08/01/24	3,625	3,625,000

Illinois (State of) Development Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–Bank of America, N.A.)(c)(d)	0.50%	10/01/17	3,750	3,750,000

Illinois (State of) Development Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(c)(d)	0.22%	03/01/22	5,000	5,000,000

Illinois (State of) Development Finance Authority (Village of Oak Park Residence Corp.); Series 2001, VRD RB (LOC–Bank of America, N.A.)(c)(d)	0.20%	07/01/41	13,000	13,000,000

Illinois (State of) Development Finance Authority (Window to the World Communications, Inc.); Series 2000, VRD RB (LOC–Bank of America, N.A.)(d)	0.23%	08/01/15	6,900	6,900,000

Illinois (State of) Educational Facilities Authority (Field Museum of Natural History);
Series 1998, VRD RB (LOC–Bank of America, N.A.)(d)	0.18%	11/01/32	11,900	11,900,000

Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	11/01/34	16,400	16,400,000

Illinois (State of) Educational Facilities Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.21%	06/01/29	3,400	3,400,000

Illinois (State of) Educational Facilities Authority (St. Xavier University); Series 2002 A, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	10/01/32	6,890	6,890,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–Northern Trust Co.)(d)	0.17%	04/01/38	4,200	4,200,000

Illinois (State of) Finance Authority (Commonwealth Edison Co.); Series 2008 D, Ref. VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	03/01/20	7,800	7,800,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	02/01/40	9,900	9,900,000

Series 2009 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	02/01/34	14,500	14,500,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.21%	08/01/28	2,000	2,000,000

Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	07/01/35	15,000	15,000,000

Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	11/15/37	35,800	35,800,000

Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	11/15/37	6,000	6,000,000

Illinois (State of) Finance Authority (Proctor Hospital); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A)(d)	0.17%	01/01/16	8,465	8,465,000

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	04/01/39	7,600	7,600,000

Series 2009 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	04/01/39	17,600	17,600,000

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC–Northern Trust Co.)(d)	0.17%	02/15/33	10,950	10,950,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	08/15/25	10,895	10,895,000

Illinois (State of) Health Facilities Authority (Riverside Health System); Series 1994, VRD RB (LOC–Bank of America, N.A.)(d)	0.19%	11/01/19	5,700	5,700,000

Independence (City of), Missouri Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(d)	0.20%	11/01/27	19,265	19,265,000

Indiana (State of) Finance Authority (Bethel College); Series 2007, VRD Educational Facilities RB (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/32	5,725	5,725,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	08/01/21	$7,550	$7,550,000

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(d)	0.17%	07/01/39	15,000	15,000,000

Indiana (State of) Finance Authority (Parkview Health System Obligated Group); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(d)	0.16%	11/01/39	32,990	32,990,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(d)	0.16%	11/01/37	18,560	18,560,000

Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	11/01/37	5,825	5,825,000

Indiana (State of) Health & Educational Facility Financing Authority (Howard Regional Health System); Series 2005, VRD Hospital RB (LOC–Harris N.A.)(d)	0.14%	01/01/35	9,800	9,800,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals);
Series 2000 A, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/28	7,300	7,300,000

Series 2000 B, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/28	6,075	6,075,000

Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–Federal National Mortgage Association)	0.15%	05/15/38	10,000	10,000,000

Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD Private College Facility RB (LOC–Bank of America, N.A.)(d)	0.20%	02/01/33	5,905	5,905,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2000, VRD Private College Facility RB (LOC–Bank of America, N.A.)(d)	0.15%	11/01/30	20,450	20,450,000

Jackson (City of), Tennessee Energy Authority; Series 2009, Ref. VRD Water System RB (LOC–U.S. Bank, N.A.)(d)	0.15%	12/01/23	19,000	19,000,000

Kalamazoo (City of), Michigan Hospital Finance Authority (Bronson Methodist Hospital); Series 2009 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	05/15/28	35,510	35,510,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	05/01/33	7,750	7,750,000

Lackawanna (County of), Pennsylvania Industrial Development Authority (Scranton Preparatory School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	07/01/36	7,715	7,715,000

Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	06/01/31	29,315	29,315,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Communities); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	12/01/39	10,000	10,000,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(d)	0.19%	08/02/38	2,050	2,050,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(d)	0.16%	03/01/38	10,470	10,470,000

Louisiana (State of); Series 2009 A-1, VRD Gasoline & Fuels Tax Second Lien RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	05/01/43	40,000	40,000,000

Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2002, VRD Auxiliary RB (LOC–BNP Paribas)(b)(d)	0.19%	07/01/32	10,590	10,590,000

Lucas (County of), Ohio (ProMedica Healthcare System);
Series 2008 A, VRD Hospital RB (LOC–UBS AG)(b)(d)	0.18%	11/15/34	44,500	44,500,000

Series 2008 B, VRD Hospital RB (LOC–UBS AG)(b)(d)	0.16%	11/15/40	27,955	27,955,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(d)	0.19%	09/01/28	2,480	2,480,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/26	3,390	3,390,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/14	4,820	4,820,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(d)	0.19%	05/01/27	$4,695	$4,695,000

Manatee (County of), Florida (St. Stephen’s Upper School); Series 2000, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	11/01/25	4,000	4,000,000

Maryland (State of) Department of Housing & Community Development Administration (Park View at Catonsville); Series 2007 B, VRD MFH Development RB (CEP–Federal Home Loan Mortgage Corp.)	0.21%	12/01/37	3,650	3,650,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(d)	0.18%	07/01/33	3,590	3,590,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	04/01/35	7,500	7,500,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	07/01/41	5,000	5,000,000

Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC–TD Bank, N.A.)(d)	0.20%	04/01/28	5,895	5,895,000

Massachusetts (State of) Development Finance Agency (Brooksby Village Inc.); Series 2004, VRD RB (LOC–Bank of America, N.A.)(d)	0.17%	07/01/32	54,670	54,670,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(d)	1.60%	10/01/38	15,745	15,745,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD RB (LOC–TD Bank, N.A.)(d)	0.25%	03/01/39	5,750	5,750,000

Massachusetts (State of) Health & Educational Facilities Authority (Falmouth Assisted Living, Inc.); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(d)	0.25%	11/01/26	3,000	3,000,000

Massachusetts (State of) Health & Educational Facilities Authority (Northeastern University); Series 2008 V, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.23%	10/01/30	3,745	3,745,000

Massachusetts (State of) Housing Finance Agency (Avalon at Crane Brook); Series 2006 A, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.23%	04/01/36	23,335	23,335,000

Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable Bonds (LOC–Bank of America, N.A.)(d)	0.29%	01/01/44	9,308	9,308,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	10/15/42	52,100	52,100,000

Michigan (State of) Higher Education Facilities Authority (Calvin College); Series 2007 A, Ref. VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	09/01/37	5,000	5,000,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	10/15/30	21,235	21,235,000

Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	10/15/30	16,180	16,180,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	10/15/38	34,575	34,575,000

Michigan (State of) Strategic Fund (The Roper School); Series 2002, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(c)(d)	0.50%	05/01/32	3,195	3,195,000

Middletown (City of), Ohio (Atrium Medical Center Obligated Group);
Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	11/15/39	21,000	21,000,000

Series 2008 B, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	11/15/39	19,375	19,375,000

Minneapolis (City of), Minnesota (Fairview Health Services); Series 2008 E, VRD Health Care System RB (LOC–Wells Fargo Bank, N.A.)(d)	0.15%	11/15/47	56,155	56,155,000

Minnesota (State of) Higher Education Facilities Authority (St. Olaf College); Series 2000 Five-H, VRD RB (LOC–Harris N.A.)(d)	0.14%	10/01/30	5,225	5,225,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Assoc. Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.18%	01/01/25	4,650	4,650,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.25%	12/15/29	9,350	9,350,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.20%	04/01/37	$1,500	$1,500,000

Mississippi (State of) Business Finance Corp. (Jackson State University Privatized Student Housing); Series 2002 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	01/01/33	14,500	14,500,000

Mississippi (State of) Business Finance Corp. (Waste Management, Inc.); Series 2007, VRD Solid Waste Disposal RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	07/01/17	4,500	4,500,000

Missouri (State of) Health & Educational Facilities Authority (Bethesda Health Group, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	08/01/41	7,300	7,300,000

Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund–Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC–Bank of America, N.A.)(d)	0.17%	07/01/29	7,645	7,645,000

Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital); Series 2008 A, VRD RB (LOC–UBS AG)(b)(d)	0.19%	05/15/32	15,920	15,920,000

Missouri-Illinois Metropolitan District Bi-State Development Agency (Metrolink Cross County Extension Project); Series 2005 A, VRD Sub. Mass Transit Sales Tax Appropriation Bonds (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	10/01/35	18,000	18,000,000

Mobile (City of), Alabama Downtown Redevelopment Authority (Austral USA, LLC); Series 2009, VRD RB (LOC–Westpac Banking Corp.)(b)(d)	0.18%	09/01/39	7,000	7,000,000

Mobile (City of), Alabama Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.); Series 2010 B, VRD RB (LOC–Deutsche Bank AG)(b)(d)	0.16%	02/01/40	2,995	2,995,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	01/01/36	52,500	52,500,000

Montgomery (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	11/01/38	27,000	27,000,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/38	1,875	1,875,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	08/15/31	2,625	2,625,000

Montgomery (County of), Tennessee Public Building Authority (Tennessee County Loan Pool); Series 1997, VRD Pooled Financing RB (LOC–Bank of America, N.A.)(c)(d)	0.24%	11/01/27	3,900	3,900,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities IDR (LOC–PNC Bank, N.A.)(d)	0.19%	06/01/25	8,500	8,500,000

Morton Grove (Village of), Illinois (Illinois Holocaust Museum & Educational Center); Series 2006, VRD Cultural Facility RB (LOC–Bank of America, N.A.)(d)	0.19%	12/01/41	4,250	4,250,000

Nashville (City of), & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.19%	07/15/36	6,825	6,825,000

New Hampshire (State of) Business Finance Authority (Alice Peck Day Health Systems Obligated Group); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(d)	0.18%	10/01/36	5,380	5,380,000

New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(d)	0.25%	02/01/28	900	900,000

New Jersey (State of) Educational Facilities Authority (Caldwell College); Series 2006 F, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.14%	07/01/32	19,700	19,700,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System Bonds (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	06/15/32	41,000	41,000,000

New Mexico (State of) Educational Assistance Foundation; Sr. Series 2009 A, VRD Education Loan Bonds (LOC–Royal Bank of Canada)(b)(d)	0.23%	11/01/28	3,000	3,000,000

New Mexico (State of) Finance Authority; Subseries 2008 B-2, Ref. VRD Sub. Lien State Transportation RB (LOC–UBS AG)(b)(d)	0.19%	12/15/26	62,000	62,000,000

New York (City of), New York Housing Development Corp. (155 West 21st Street Development); Series 2007 B, VRD Taxable MFH Rental RB (CEP–Federal National Mortgage Association)	0.20%	11/15/37	4,600	4,600,000

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	08/01/36	2,035	2,035,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Norfolk (City of), Virginia Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/34	$9,040	$9,040,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (Norfolk Housing, LLC-The District at ODU); Series 2009, VRD Taxable RB (LOC–Bank of America, N.A.)(d)	0.29%	09/01/39	28,505	28,505,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	04/01/27	3,345	3,345,000

North Carolina (State of) Capital Facilities Finance Agency (Mars Hill College); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	01/15/28	13,770	13,770,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/29	2,360	2,360,000

North Carolina (State of) Capital Facilities Finance Agency (Pfeiffer University); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(d)	0.20%	11/01/26	8,735	8,735,000

North Carolina (State of) Capital Facilities Finance Agency (Shaw University); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(d)	0.20%	10/01/26	9,715	9,715,000

North Carolina (State of) Capital Facilities Finance Agency (The O’Neal School); Series 2007, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	09/01/29	2,400	2,400,000

North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(d)	0.20%	06/01/31	8,385	8,385,000

North Carolina (State of) Educational Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(d)	0.22%	01/01/19	8,325	8,325,000

North Carolina (State of) Educational Facilities Finance Agency (Gardner-Webb University); Series 1997, VRD RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.18%	07/01/17	2,025	2,025,000

North Carolina (State of) Educational Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/17	7,810	7,810,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	11/15/28	11,615	11,615,000

North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	01/01/49	13,000	13,000,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	09/01/34	22,875	22,875,000

Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)	0.26%	11/01/35	2,045	2,045,000

Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(d)	0.23%	12/01/27	14,345	14,345,000

Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(d)	0.28%	12/01/27	270	270,000

Ohio (State of) (Ohio Dominican University); Series 2007, VRD Higher Educational Facility RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	12/01/37	8,940	8,940,000

Ohio (State of) (University Hospitals Health System, Inc.); Series 2008 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.14%	01/15/35	15,130	15,130,000

Ohio (State of) Air Quality Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2005-A, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(d)	0.22%	08/01/33	7,000	7,000,000

Ohio (State of) Higher Educational Facility Commission (Cleveland Institute of Music); Series 2005, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	05/01/30	2,500	2,500,000

Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.19%	11/01/30	8,365	8,365,000

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2005-B, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(d)	0.18%	01/01/34	9,395	9,395,000

Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/16	7,210	7,210,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.16%	08/01/34	25,920	25,920,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–Federal National Mortgage Association)	0.24%	10/15/38	$5,000	$5,000,000

Orlando (City of), & Orange (County of), Florida Expressway Authority; Subseries 2008 B-3, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.15%	07/01/40	71,400	71,400,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(d)	0.18%	07/01/32	19,495	19,495,000

Palm Beach (County of), Florida Housing Finance Authority (Emerald Bay Club Apartment); Series 2004, Ref. VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(d)	0.20%	06/01/30	5,500	5,500,000

Parma (City of), Ohio (PRL Corp.); Series 2006 B, VRD Taxable Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.25%	11/01/30	1,400	1,400,000

Parma (City of), Ohio (The Parma Community General Hospital Association);
Series 2006 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	11/01/29	4,370	4,370,000

Series 2006 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	11/01/30	9,475	9,475,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/30	4,700	4,700,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Messiah College); Series 2001 I-4, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	11/01/31	11,380	11,380,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.19%	05/01/20	2,050	2,050,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Washington & Jefferson College); Series 1999 E-5, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/29	6,100	6,100,000

Pennsylvania (State of) Higher Educational Facilities Authority (Saint Joseph’s University); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(d)	0.16%	11/01/37	2,500	2,500,000

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	02/01/34	6,960	6,960,000

Pennsylvania (State of) Turnpike Commission;
Series 2008 B-1, VRD Turnpike RB (LOC–Bank of America, N.A.)(d)	0.18%	12/01/38	22,075	22,075,000

Series 2008 B-3, VRD Turnpike RB (LOC–Bank of America, N.A.)(d)	0.18%	12/01/38	30,000	30,000,000

Pennsylvania (State of) Upper Dauphin Industrial Development Authority (United Church of Christ Homes, Inc.); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	12/01/26	8,325	8,325,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	10/01/29	4,600	4,600,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/27	23,700	23,700,000

Pitkin (County of), Colorado Industrial Development (Aspen Skiing Co.); Series 1994 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	04/01/16	2,100	2,100,000

Portland (City of), Oregon (The South Park Block); Series 1988 A, Ref. VRD MFH RB (LOC–Harris N.A.)(d)	0.16%	12/01/11	10,750	10,750,000

Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2006 B, Ref. VRD RB (LOC–Bank of America, N.A.)(d)	0.18%	04/01/28	23,310	23,310,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	07/01/26	3,910	3,910,000

R.G. Ray Corp.; Series 2000, VRD Taxable RB (LOC–Bank of America, N.A.)(d)	0.50%	01/01/15	1,580	1,580,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/39	8,165	8,165,000

Reno (City of), Nevada (ReTRAC–Reno Transportation Rail Access Corridor); Series 2008 A, Ref. VRD Sr. Lien Sales Tax RB (LOC–Bank of New York Mellon)(d)	0.14%	06/01/42	11,000	11,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	09/01/37	$9,670	$9,670,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	11/01/27	16,745	16,745,000

Richmond (County of), Georgia Development Authority (MCG Health, Inc.) Series 2008 A, VRD RB (LOC–UBS AG)(b)(d)	0.16%	07/01/37	26,225	26,225,000

Roswell (City of), Georgia Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(c)	0.18%	08/01/24	3,950	3,950,000

Rush Medical Foundation; Series 2006, VRD Sec. Promissory Notes (LOC–U.S. Bank, N.A.)(d)	0.24%	12/01/31	5,400	5,400,000

Saint Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(d)	0.26%	03/01/29	4,800	4,800,000

Series 2009-9 BB, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(d)	0.20%	03/01/29	3,000	3,000,000

Saint Petersburg (City of), Florida Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/33	12,000	12,000,000

Sarasota (County of), Florida (Sarasota Family YMCA, Inc.); Series 1999, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	10/01/21	3,260	3,260,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–Federal National Mortgage Association)	0.19%	06/01/25	2,800	2,800,000

Snohomish (County of), Washington Housing Authority (Autumn Chase Apartments); Series 2005, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/36	6,760	6,760,000

South Carolina (State of) State Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–Federal National Mortgage Association)	0.20%	11/15/35	7,465	7,465,000

South Carolina (State of) Jobs-Economic Development Authority (Porter-Gaud School); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	12/01/33	12,000	12,000,000

South Carolina (State of) Jobs-Economic Development Authority (Republic Services, Inc.); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	04/01/34	7,000	7,000,000

South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.17%	11/01/32	35,950	35,950,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	10/01/28	10,110	10,110,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	03/01/28	8,252	8,252,000

South Carolina (State of) Transportation Infrastructure Bank; Series 2003 B-3, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.16%	10/01/31	60,225	60,225,000

South Dakota (State of) Health & Educational Facilities Authority (Regional Health, Inc.); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	09/01/27	8,500	8,500,000

South Fulton (Region of), Georgia Municipal Regional Water & Sewer Authority; Series 2007, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	01/01/33	9,350	9,350,000

Southeastern Pennsylvania Transportation Authority; Series 2007, Ref. VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	03/01/22	19,075	19,075,000

South Louisiana Port Commission (Occidental Petroleum Corp.); Series 1996, Ref. VRD Port Facilities RB (LOC–Bank of New York Mellon)(d)	0.16%	07/01/18	17,000	17,000,000

St. Charles (County of), Missouri Public Water Supply District No. 2; Series 2005 A, VRD COP (LOC–Bank of America, N.A.)(d)	0.20%	12/01/33	14,070	14,070,000

St. Cloud (City of), Minnesota (CentraCare Health System); Series 2009 A, Ref. VRD Health Care RB (LOC–Bank of Nova Scotia)(b)(d)	0.16%	05/01/42	6,400	6,400,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.19%	06/01/38	10,000	10,000,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(d)	0.16%	11/15/43	12,000	12,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	04/15/27	$9,170	$9,170,000

Steamboat Springs (City of), Colorado Redevelopment Authority (Base Area Redevelopment); Series 2009, Ref. VRD Tax Increment & Improvement RB (LOC–U.S. Bank, N.A.)(d)	0.19%	12/01/29	8,750	8,750,000

Tampa (City of), Florida (Drug Abuse Comprehensive Coordinating Office, Inc.); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	08/01/35	16,325	16,325,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 C-4, Ref. VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/47	20,345	20,345,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Forth Worth Museum of Science & History); Series 2008, VRD Incremental Draw RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.18%	06/01/38	19,000	19,000,000

Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Airport Improvement RB (LOC–Societe Generale)(b)(d)	0.18%	07/01/19	15,400	15,400,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC–Bank of America, N.A.)(d)	0.22%	05/01/42	6,845	6,845,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.23%	07/01/26	40,350	40,350,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(d)	0.18%	09/01/38	17,200	17,200,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	12/01/38	32,500	32,500,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	08/01/35	16,225	16,225,000

Virginia (State of) Small Business Financing Authority (WoodFuels Virginia, LLC); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(d)	0.29%	10/01/24	1,500	1,500,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.21%	06/01/30	28,000	28,000,000

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(d)	0.20%	06/01/18	10,000	10,000,000

Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2009 B, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.16%	08/15/44	13,700	13,700,000

Washington (State of) Health Care Facilities Authority (National Healthcare, Research & Education Finance Corp.); Series 2000, VRD Lease RB (LOC–BNP Paribas)(b)(d)	0.16%	01/01/32	7,500	7,500,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.16%	11/15/39	33,000	33,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(d)	0.15%	10/01/30	21,700	21,700,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.19%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Holly Village Seniors, LP); Series 1999 A, VRD MFH RB (CEP–Federal National Mortgage Association)	0.25%	07/15/32	1,100	1,100,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)	0.21%	07/01/44	8,000	8,000,000

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–Federal National Mortgage Association)	0.22%	09/01/38	2,000	2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.19%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(d)	0.17%	10/01/19	3,375	3,375,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	04/01/43	28,500	28,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(d)	0.17%	01/01/30	$13,775	$13,775,000

Washington (State of) Housing Finance Commission (The Bush School); Series 2006, VRD Non-profit RB (LOC–Bank of America, N.A.)(d)	0.19%	04/01/34	10,370	10,370,000

Washington (State of) Housing Finance Commission (The Hearthstone); Series 2004, Ref. VRD Non-profit RB (LOC–Bank of America, N.A.)(d)	0.25%	12/01/29	4,040	4,040,000

Washington (State of) Housing Finance Commission (YMCA of Greater Seattle Program); Series 2007, VRD Non-profit RB (LOC–Bank of America, N.A.)(d)	0.19%	09/01/37	3,000	3,000,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 C, VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(d)	0.19%	07/01/27	6,285	6,285,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD IDR (LOC–PNC Bank, N.A.)(d)	0.19%	12/01/24	3,625	3,625,000

Winder (City of), Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	11/01/34	15,000	15,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	08/15/34	44,750	44,750,000

Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2006 C, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	04/01/28	12,500	12,500,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.21%	06/01/37	6,900	6,900,000

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.18%	06/01/39	5,000	5,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group); Series 2008 B, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	05/01/33	18,900	18,900,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC–U.S. Bank, N.A.)(d)	0.17%	12/01/33	19,200	19,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.15%	12/01/32	2,485	2,485,000

Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	12/01/24	5,400	5,400,000

Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	12/01/26	5,660	5,660,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	08/01/30	6,000	6,000,000

Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.15%	02/01/34	13,800	13,800,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	05/01/30	21,700	21,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.16%	06/01/39	16,000	16,000,000

				4,166,243,000

Other Variable Rate Demand Notes–2.36%
East Baton Rouge (Parish of), Louisiana (Exxon Corp.); Series 1993, Ref. VRD PCR	0.12%	03/01/22	30,650	30,650,000

Gulf Coast Waste Disposal Authority (Exxon Corp.);
Series 1995, Ref. VRD PCR	0.12%	06/01/20	25,000	25,000,000

Series 2002, VRD Environmental Facilities RB	0.13%	12/01/25	14,210	14,210,000

Harris (County of), Texas Industrial Development Corp., (Exxon Corp.);
Series 1984-B, VRD PCR	0.12%	03/01/24	26,100	26,100,000

Series 1984-B, VRD PCR	0.12%	03/01/24	24,800	24,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Other Variable Rate Demand Notes–(continued)

Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2007 A, VRD Gulf Opportunity Zone IDR	0.12%	12/01/30	$200,900	$200,900,000

Series 2007 B, VRD Gulf Opportunity Zone IDR	0.12%	12/01/30	60,700	60,700,000

Series 2007 C, VRD Gulf Opportunity Zone IDR	0.12%	12/01/30	61,000	61,000,000

University of Texas Board of Regents; Series 2008 B, VRD Financing System RB	0.13%	08/01/16	56,700	56,700,000

Valdez (City of), Alaska (BP Pipelines (Alaska) Inc.); Series 2003 A, Ref. VRD Marine Terminal RB(b)	0.11%	06/01/37	35,200	35,200,000

Valdez (City of), Alaska (Exxon Pipeline Co.); Series 1985, VRD Marine Terminal RB	0.12%	10/01/25	40,900	40,900,000

				576,160,000

Total Variable Rate Demand Notes (Cost $4,742,403,000)				4,742,403,000

Medium-Term Notes–4.70%
BBVA U.S. Senior S.A. Unipersonal, Sr. Unsec. Gtd. Unsub. Floating Rate Bonds(b)(c)(e)	0.30%	03/12/10	144,000	144,004,321

Bear Stearns Cos., Inc. Series B, Sr. Unsec. Unsub. Medium-Term Notes	5.85%	07/19/10	85,960	87,772,777

BP Capital Markets PLC, Sr. Unsec. Gtd. Unsub. Global Notes(b)	4.88%	03/15/10	33,350	33,408,212

European Investment Bank,
Sr. Unsec. Unsub. Global Notes(b)	4.13%	09/15/10	26,700	27,260,766

Sr. Unsec. Unsub. Global Notes(b)	4.63%	09/15/10	216,669	221,534,555

National Australia Bank (United Kingdom) Sr. Unsec. Unsub. Medium-Term Euro Notes(b)	5.13%	03/08/10	50,000	50,048,682

Rabobank Nederland,
Floating Rate Notes(b)(c)(e)	0.25%	03/16/11	50,000	50,000,000

Floating Rate Notes(b)(c)(e)	0.65%	05/19/10	104,700	104,765,197

Sr. Unsec. Putable Floating Rate Medium-Term Global Notes(b)(c)(e)(f)	0.25%	04/07/11	150,000	150,000,000

Royal Bank of Canada, Sr. Unsec. Unsub. Floating Rate Medium-Term Notes(e)	0.28%	06/08/10	104,000	104,022,911

Westpac Banking Corp., Sr. Unsec. Unsub. Floating Rate Deposit Notes(b)(c)(e)	0.29%	03/02/11	175,000	175,000,000

Total Medium-Term Notes (Cost $1,147,817,421)				1,147,817,421

Time Deposits–4.33%
Alliance & Leicester PLC(b)	0.30%	12/25/10	250,000	250,000,000

Barclays Bank PLC (Cayman Islands)(b)	0.10%	03/01/10	408,009	408,009,131

BNP Paribas (Cayman Islands)(b)	0.10%	03/01/10	400,000	400,000,000

Total Time Deposits (Cost $1,058,009,131)				1,058,009,131

U.S. Government Sponsored Agency Securities–1.56%
Federal Home Loan Bank (FHLB)–1.15%
Unsec. Floating Rate Bonds(e)	0.36%	05/12/10	130,000	130,000,000

Unsec. Floating Rate Bonds(e)	0.28%	05/21/10	100,000	100,000,000

Unsec. Floating Rate Bonds(e)	0.32%	06/01/10	50,000	50,000,000

				280,000,000

Federal Home Loan Mortgage Corp. (FHLMC)–0.41%
Unsec. Floating Rate Global Notes(e)	0.15%	07/12/10	100,000	100,000,000

Total U.S. Government Sponsored Agency Securities (Cost $380,000,000)				380,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–95.25% (Cost $23,248,626,001)				23,248,626,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Short-Term Investments Trust

Liquid Assets Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–4.36%(g)
Barclays Capital Inc., Joint agreement dated 02/26/10, aggregate maturing value of $381,550,297 (collateralized by U.S. Government sponsored agency obligations valued at $389,179,888; 0%-5.05%, 08/10/12-02/20/29)	0.12%	03/01/10	$293,040,888	$293,037,958

BNP Paribas Securities Corp., Joint agreement dated 02/26/10, aggregate maturing value $1,430,011,917 (collateralized by U.S. Treasury obligations valued at $1,458,600,048; 0.75%-2.75%, 12/31/10-02/29/16)	0.10%	03/01/10	241,284,102	241,282,091

BNP Paribas Securities Corp., Joint agreement dated 02/26/10, aggregate maturing value $500,005,000 (collateralized by a U.S. Treasury obligation valued at $510,000,016; 3.63%, 08/15/19)	0.12%	03/01/10	239,804,704	239,802,306

Wells Fargo Securities, LLC, Joint agreement dated 02/26/10, aggregate maturing value $1,000,020,000 (collateralized by Corporate obligations valued at $1,050,000,000; 0%-7.88%, 03/01/10-02/12/51)	0.24%	03/01/10	290,005,800	290,000,000

Total Repurchase Agreements (Cost $1,064,122,355)				1,064,122,355

TOTAL INVESTMENTS(h)(i)–99.61% (Cost $24,312,748,356)				24,312,748,356

OTHER ASSETS LESS LIABILITIES–0.39%				94,780,943

NET ASSETS–100.00%				$24,407,529,299

Investment Abbreviations:

ACES	– Automatically Convertible Extendable Security
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
GO	– General Obligation Bonds
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
Unsub.	– Unsubordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 10.49%; United Kingdom: 9.49%; other countries less than 5% each: 19.56%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2010 was $7,298,108,769, which represented 29.90% of the Fund’s Net Assets.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.
(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(g)	Principal amount equals value at period end. See Note 1K.
(h)	Also represents cost for federal income tax purposes.
(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Short-Term Investments Trust

Schedule of Investments

February 28, 2010
(Unaudited)

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–60.73%(a)
Asset-Backed Securities–Consumer Receivables–11.43%
Amsterdam Funding Corp.(b)	0.16%	03/19/10	$50,000	$49,996,000

Amsterdam Funding Corp.(b)	0.17%	04/06/10	76,000	75,987,080

Bryant Park Funding LLC(b)	0.16%	03/17/10	118,250	118,241,591

Sheffield Receivables Corp.(b)	0.18%	04/15/10	106,000	105,976,150

Thunder Bay Funding, LLC(b)	0.18%	04/13/10	60,089	60,076,081

				410,276,902

Asset-Backed Securities–Fully Supported Bank–17.38%
Concord Minutemen Capital Co., LLC–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)	0.40%	04/06/10	170,300	170,231,880

Crown Point Capital Co., LLC–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)	0.40%	04/09/10	66,000	65,971,400

Grampian Funding Ltd./LLC
(CEP–Lloyds TSB Bank PLC)(b)(c)	0.24%	04/06/10	118,000	117,971,680

(CEP–Lloyds TSB Bank PLC)(b)(c)	0.27%	03/05/10	60,000	59,998,200

Lexington Parker Capital Co., LLC
(Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)	0.40%	03/09/10	115,000	114,989,778

(Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)	0.40%	04/09/10	55,000	54,976,166

LMA-Americas LLC (CEP–Credit Agricole S.A.)(b)(c)	0.18%	04/14/10	40,000	39,991,200

				624,130,304

Asset-Backed Securities–Multi-Purpose–10.53%
Atlantic Asset Securitization LLC(b)	0.18%	04/09/10	90,000	89,982,937

Atlantic Asset Securitization LLC(b)	0.18%	04/20/10	75,000	74,981,250

Mont Blanc Capital Corp.(b)(c)	0.17%	03/09/10	40,000	39,998,489

Mont Blanc Capital Corp.(b)(c)	0.17%	03/10/10	50,000	49,997,875

Regency Markets No. 1, LLC(b)(c)	0.18%	03/17/10	65,000	64,994,800

Regency Markets No. 1, LLC(b)(c)	0.18%	03/22/10	58,000	57,993,910

				377,949,261

Asset-Backed Securities–Securities–8.73%
Aspen Funding Corp.(b)	0.18%	03/19/10	70,000	69,993,700

Newport Funding Corp.(b)	0.18%	03/19/10	94,400	94,391,504

Newport Funding Corp.(b)	0.18%	03/22/10	50,000	49,994,750

Solitaire Funding Ltd./LLC(b)(c)	0.20%	03/05/10	50,000	49,998,889

Tempo Finance Ltd./Corp.(b)(c)	0.18%	03/15/10	49,000	48,996,570

				313,375,413

Diversified Banks–2.78%
ING (U.S.) Funding LLC(c)	0.16%	03/05/10	100,000	99,998,222

Integrated Oil & Gas–4.87%
Total Capital S.A.(b)(c)	0.15%	03/15/10	175,000	174,989,792

Life & Health Insurance–5.01%
Metlife Short Term Funding LLC(b)	0.19%	03/02/10	60,000	59,999,683

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Life & Health Insurance–(continued)

Metlife Short Term Funding LLC(b)	0.19%	03/04/10	$50,000	$49,999,208

Metlife Short Term Funding LLC(b)	0.19%	03/24/10	40,000	39,995,145

Metlife Short Term Funding LLC(b)	0.19%	04/01/10	30,000	29,995,092

				179,989,128

Total Commercial Paper (Cost $2,180,709,022)				2,180,709,022

Variable Rate Demand Notes–12.82%(d)
Credit Enhanced–12.82%
Allegheny (County of), Pennsylvania Hospital Development Authority (The Children’s Home of Pittsburgh); Series 2006 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	06/01/35	6,300	6,300,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(b)(e)	0.19%	10/01/25	4,740	4,740,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	12/01/28	5,600	5,600,000

Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.26%	12/15/34	3,130	3,130,000

Butler (County of), Ohio (LifeSphere); Series 2007, VRD Healthcare Facilities Improvement RB (LOC–U.S. Bank, N.A.)(e)	0.19%	05/01/30	3,530	3,530,000

Butler (County of), Pennsylvania General Authority (New Castle Area School District); Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	03/01/29	3,040	3,040,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.16%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.16%	06/01/37	25,800	25,800,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	12/01/39	12,000	12,000,000

Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.20%	06/01/15	3,800	3,800,000

Colorado (State of) Health Facilities Authority (Exempla, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.16%	01/01/39	7,800	7,800,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.20%	03/01/34	8,725	8,725,000

Dutchess (County of), New York Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	10/01/32	2,900	2,900,000

Emmaus (Borough of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.20%	03/01/30	16,400	16,400,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–Federal National Mortgage Association)	0.19%	11/15/35	10,990	10,990,000

Hamilton (County of), Ohio (Drake Center, Inc.); Series 1999 A, VRD Hospital Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.20%	06/01/19	5,475	5,475,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.16%	11/01/25	16,195	16,195,000

Haverford (Township of), Pennsylvania School District; Series 2009, VRD Limited Tax GO (LOC–TD Bank, N.A.)(e)	0.20%	03/01/30	3,000	3,000,000

Illinois (State of) Development Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(e)	0.18%	12/01/28	8,500	8,500,000

Illinois (State of) Development Finance Authority (Museum of Contemporary Art); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A. & Northern Trust Co.)(e)	0.21%	02/01/29	9,100	9,100,000

Indiana (State of) Development Finance Authority (Indiana Historical Society, Inc.); Series 1997, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(b)(e)	0.21%	08/01/31	14,900	14,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	07/15/33	$3,830	$3,830,000

Kansas City (City of), Missouri Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	12/01/32	19,000	19,000,000

Lorain (County of), Ohio (EMH Regional Medical Center); Series 2008, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	11/01/21	5,710	5,710,000

Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing, LLC); Series 2000 A, VRD MFH RB (CEP–Federal National Mortgage Association)	0.26%	04/15/30	4,775	4,775,000

Michigan (State of) Strategic Fund (Evangelical Homes of Michigan); Series 2008, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	05/01/37	9,800	9,800,000

Mississippi (State of) Business Finance Corp. (Petal Gas Storage, LLC); Series 2007, VRD Gulf Opportunity Zone IDR (LOC–Deutsche Bank AG)(c)(e)	0.17%	08/01/34	19,000	19,000,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.17%	12/01/31	28,000	28,000,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.18%	05/01/26	4,300	4,300,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	02/15/34	3,695	3,695,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	01/01/24	34,500	34,500,000

New York (State of) Dormitory Authority (St. John’s University); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	07/01/30	39,000	39,000,000

Northeastern Pennsylvania (Region of) Hospital & Education Authority (Danville Area School District); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	05/01/38	7,000	7,000,000

Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.19%	06/01/23	7,260	7,260,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–Federal National Mortgage Association)	0.24%	10/15/38	5,600	5,600,000

Pell City (City of), Alabama Special Care Facilities Financing Authority (Noland Health Services, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.20%	12/01/39	3,000	3,000,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-J.C. Blair Memorial Hospital); Series 2007 A-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	03/01/19	3,185	3,185,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	05/01/34	3,000	3,000,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(c)(e)	0.20%	03/01/36	11,000	11,000,000

St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(b)(e)	0.39%	10/01/21	6,155	6,155,000

Volusia (County of), Florida Health Facilities Authority (Southwest Volusia Healthcare Corp.); Series 1994 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	11/15/23	10,875	10,875,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.16%	11/15/39	14,000	14,000,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.26%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Panorama City); Series 1997, Ref. VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	01/01/27	6,600	6,600,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.26%	09/15/20	2,880	2,880,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	12/01/36	$11,000	$11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	03/01/36	6,500	6,500,000

Total Variable Rate Demand Notes (Cost $460,455,000)				460,455,000

Certificates of Deposit–4.88%
Royal Bank of Scotland PLC	0.19%	03/15/10	75,000	75,000,000

Royal Bank of Scotland PLC	0.20%	03/19/10	100,000	100,000,000

Total Certificates of Deposit (Cost $175,000,000)				175,000,000

U.S. Government Sponsored Agency Securities–0.56%
Federal Home Loan Bank (FHLB)–0.56%
Unsec. Disc. Notes(a) (Cost $20,000,000)	0.06%	03/01/10	20,000	20,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–78.99% (Cost $2,836,164,022)				2,836,164,022

			Repurchase
			Amount
Repurchase Agreements–21.86%(f)
Banc of America Securities LLC, Joint agreement dated 02/26/10, aggregate maturing value $250,005,417 (collateralized by Corporate and U.S. Government sponsored agency obligations valued at $262,500,000; 0%-5.41%, 11/01/21-09/20/56)	0.26%	03/01/10	180,003,900	180,000,000

BNP Paribas Securities Corp., Joint agreement dated 02/26/10, aggregate maturing value $392,010,453 (collateralized by Corporate, U.S. Government sponsored agency and U.S. Treasury obligations valued at $400,744,150; 0%-7.97%, 01/31/12-08/25/45)(c)	0.32%	03/01/10	180,004,800	180,000,000

Goldman, Sachs & Co., Joint agreement dated 02/26/10, aggregate maturing value $500,004,583 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,213; 0%-3.00%, 08/13/10-06/09/14)	0.11%	03/01/10	255,032,503	255,030,165

Wells Fargo Securities LLC, Joint agreement dated 02/26/10, aggregate maturing value $1,000,020,000 (collateralized by Corporate obligations valued at $1,050,000,000; 0%-7.88%, 03/01/10-02/12/51)	0.24%	03/01/10	170,003,400	170,000,000

Total Repurchase Agreements (Cost $785,030,165)				785,030,165

TOTAL INVESTMENTS(g)(h)–100.85% (Cost $3,621,194,187)				3,621,194,187

OTHER ASSETS LESS LIABILITIES–(0.85)%				(30,521,442)

NET ASSETS–100.00%				$3,590,672,745

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Disc.	– Discounted
GO	– General Obligation Bonds
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2010 was $2,106,505,800, which represented 58.67% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 11.00%; United Kingdom: 9.77%; Netherlands: 6.66%; other countries less than 5% each: 0.84%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Short-Term Investments Trust

STIC Prime Portfolio

(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1K.
(g)	Also represents cost for federal income tax purposes.
(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Bank of America, N.A.	5.0%

BNP Paribas	5.0

MetLife Short Term Funding LLC	5.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Short-Term Investments Trust

Schedule of Investments

February 28, 2010
(Unaudited)

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–45.25%
U.S. Treasury Bills–44.90%(a)
U.S. Treasury Bills	0.24%	03/04/10	$315,000	$314,993,700

U.S. Treasury Bills	0.20%	03/18/10	200,000	199,981,111

U.S. Treasury Bills	0.18%	03/11/10	75,000	74,996,276

U.S. Treasury Bills	0.22%	03/11/10	200,000	199,987,500

U.S. Treasury Bills	0.23%	03/11/10	150,000	149,990,417

U.S. Treasury Bills	0.20%	04/01/10	265,000	264,954,361

U.S. Treasury Bills	0.21%	04/01/10	200,000	199,963,833

U.S. Treasury Bills	0.51%	04/01/10	150,000	149,934,125

U.S. Treasury Bills	0.15%	04/08/10	200,000	199,968,333

U.S. Treasury Bills	0.10%	04/22/10	155,040	155,017,605

U.S. Treasury Bills	0.10%	04/22/10	100,000	99,985,483

U.S. Treasury Bills	0.17%	04/22/10	250,000	249,937,708

U.S. Treasury Bills	0.15%	05/06/10	200,000	199,943,167

U.S. Treasury Bills	0.16%	05/06/10	300,000	299,912,000

U.S. Treasury Bills	0.15%	05/13/10	200,000	199,938,964

U.S. Treasury Bills	0.17%	05/13/10	300,000	299,899,625

U.S. Treasury Bills	0.16%	05/20/10	300,000	299,892,000

U.S. Treasury Bills	0.15%	06/03/10	150,000	149,943,208

U.S. Treasury Bills	0.15%	06/03/10	150,000	149,941,054

U.S. Treasury Bills	0.15%	06/10/10	150,000	149,934,981

U.S. Treasury Bills	0.22%	06/10/10	200,000	199,873,750

U.S. Treasury Bills	0.11%	06/17/10	100,000	99,967,000

U.S. Treasury Bills	0.26%	06/17/10	150,000	149,885,250

U.S. Treasury Bills	0.10%	07/01/10	200,000	199,929,172

U.S. Treasury Bills	0.21%	07/01/10	200,000	199,857,667

U.S. Treasury Bills	0.12%	07/08/10	100,000	99,957,000

U.S. Treasury Bills	0.16%	07/08/10	250,000	249,854,427

U.S. Treasury Bills	0.14%	07/15/10	150,000	149,923,217

U.S. Treasury Bills	0.28%	07/15/10	100,000	99,894,033

U.S. Treasury Bills	0.14%	07/22/10	275,000	274,849,801

U.S. Treasury Bills	0.17%	08/05/10	150,000	149,892,063

U.S. Treasury Bills	0.17%	08/12/10	150,000	149,883,492

U.S. Treasury Bills	0.17%	08/12/10	150,000	149,880,417

U.S. Treasury Bills	0.17%	08/19/10	200,000	199,836,600

U.S. Treasury Bills	0.23%	08/26/10	100,000	99,883,806

U.S. Treasury Bills	0.32%	11/18/10	150,000	149,656,125

U.S. Treasury Bills	0.36%	11/18/10	150,000	149,607,000

U.S. Treasury Bills	0.41%	12/16/10	150,000	149,504,583

U.S. Treasury Bills	0.32%	01/13/11	100,000	99,715,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Short-Term Investments Trust

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Bills–(continued)

U.S. Treasury Bills	0.33%	02/10/11	$100,000	$99,682,833

U.S. Treasury Bills	0.36%	02/10/11	70,000	69,760,828

				7,200,409,640

U.S. Treasury Notes–0.35%
U.S. Treasury Notes	0.88%	02/28/11	55,000	55,250,118

Total U.S. Treasury Securities (Cost $7,255,659,758)				7,255,659,758

TOTAL INVESTMENTS (excluding Repurchase Agreements)–45.25% (Cost $7,255,659,758)				7,255,659,758

			Repurchase
			Amount
Repurchase Agreements–54.76%(b)
Banc of America Securities LLC, Agreement dated 02/26/10, maturing value $450,440,163 (collateralized by U.S. Treasury obligations valued at $459,445,219; 1.38%-1.50%, 07/15/12-11/15/12)	0.10%	03/01/10	450,440,163	450,436,409

Barclays Capital Inc., Agreement dated 02/26/10, maturing value of $300,002,500 (collateralized by U.S. Treasury obligations valued at $306,000,004; 2.00%-4.00%, 09/30/10-08/15/18)	0.10%	03/01/10	300,002,500	300,000,000

Barclays Capital Inc., Agreement dated 02/26/10, maturing value of $500,004,167 (collateralized by U.S. Treasury obligations valued at $510,000,051; 4.13%-4.38%, 08/15/12-08/31/12)	0.10%	03/01/10	500,004,167	500,000,000

Barclays Capital Inc., Term agreement dated 01/20/10, maturing value of $465,085,250 (collateralized by U.S. Treasury obligations valued at $474,300,113; 0.88%-4.00%, 04/30/11-02/15/15)	0.12%	03/16/10	465,085,250	465,000,000

Barclays Capital Inc., Term agreement dated 02/09/10, maturing value of $250,021,389 (collateralized by U.S. Treasury obligations valued at $255,000,009; 1.38%-4.00%, 10/15/12-02/15/15)	0.11%	03/09/10	250,021,389	250,000,000

Barclays Capital Inc., Term agreement dated 02/22/10, maturing value of $500,042,778 (collateralized by U.S. Treasury obligations valued at $510,000,093; 0%-6.13%, 06/17/10-11/15/27)	0.11%	03/22/10	500,042,778	500,000,000

BNP Paribas Securities Corp., Joint agreement dated 02/26/10, aggregate maturing value $1,430,011,917 (collateralized by U.S. Treasury obligations valued at $1,458,600,048; 0.75%-2.75%, 12/31/10-02/29/16)	0.10%	03/01/10	401,057,000	401,053,658

BNP Paribas Securities Corp., Term agreement dated 01/22/10, maturing value $465,075,950 (collateralized by U.S. Treasury obligations valued at $474,300,040; 1.38%-3.63%, 01/15/14-02/15/40)	0.12%	03/12/10	465,075,950	465,000,000

CIBC World Markets Corp., Agreement dated 02/26/10, maturing value $100,000,833 (collateralized by U.S. Treasury obligations valued at $102,010,183; 0.88%-4.63%, 03/31/10-02/15/40)	0.10%	03/01/10	100,000,833	100,000,000

Credit Suisse Securities (USA) LLC, Agreement dated 02/26/10, maturing value $350,002,917 (collateralized by U.S. Treasury obligations valued at $357,001,945; 5.00%-8.13%, 05/15/21-05/15/37)	0.10%	03/01/10	350,002,917	350,000,000

Credit Suisse Securities (USA) LLC, Term agreement dated 01/14/10, maturing value $500,125,000 (collateralized by U.S. Treasury obligations valued at $510,002,028; 3.50%-10.63%, 08/15/15-08/15/39)	0.10%	04/14/10	500,125,000	500,000,000

Deutsche Bank Securities Inc., Agreement dated 02/26/10, maturing value $250,002,083 (collateralized by U.S. Treasury obligations valued at $255,000,052; 0%-2.25%, 06/10/10-01/31/15)	0.10%	03/01/10	250,002,083	250,000,000

Deutsche Bank Securities Inc., Term agreement dated 02/11/10, maturing value $250,023,681 (collateralized by a U.S. Treasury obligation valued at $255,000,019; 2.75%, 02/15/19)	0.11%	03/15/10	250,023,681	250,000,000

HSBC Securities (USA) Inc., Agreement dated 02/26/10, maturing value $1,000,008,333 (collateralized by U.S. Treasury obligations valued at $1,020,003,336; 0%-3.13%, 03/04/10-01/31/17)	0.10%	03/01/10	1,000,008,333	1,000,000,000

HSBC Securities (USA) Inc., Agreement dated 02/26/10, maturing value $300,002,000 (collateralized by U.S. Treasury obligations valued at $306,001,113; 0%-3.88%, 04/15/10-02/15/40)	0.08%	03/01/10	300,002,000	300,000,000

JPMorgan Securities Inc., Agreement dated 02/26/10, maturing value $250,002,083 (collateralized by a U.S. Treasury obligation valued at $255,004,204; 3.63%, 08/15/19)	0.10%	03/01/10	250,002,083	250,000,000

RBC Capital Markets Corp., Agreement dated 02/26/10, maturing value of $350,002,625 (collateralized by U.S. Treasury obligations valued at $357,000,095; 0%, 05/27/10-08/26/10)	0.09%	03/01/10	350,002,625	350,000,000

RBS Securities Inc., Agreement dated 02/26/10, maturing value $750,006,875 (collateralized by U.S. Treasury obligations valued at $765,001,902; 1.38%-4.50%, 07/15/12-02/15/39)	0.11%	03/01/10	750,006,875	750,000,000

Societe Generale, Agreement dated 02/26/10, maturing value $750,006,250 (collateralized by U.S. Treasury obligations valued at $765,000,061; 0%-8.75%, 03/18/10-05/15/38)	0.10%	03/01/10	750,006,250	750,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Short-Term Investments Trust

Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)

UBS Securities LLC, Term agreement dated 02/08/10, maturing value $350,037,917 (collateralized by a U.S. Treasury obligation valued at $357,000,705; 3.25%, 12/31/16)	0.13%	03/11/10	$350,037,917	$350,000,000

Wells Fargo Securities, LLC, Agreement dated 02/26/10, maturing value $250,002,083 (collateralized by U.S. Treasury obligations valued at $255,000,025; 1.00%-6.00%, 12/31/11-02/15/26)	0.10%	03/01/10	250,002,083	250,000,000

Total Repurchase Agreements (Cost $8,781,490,067)				8,781,490,067

TOTAL INVESTMENTS(c)–100.01% (Cost $16,037,149,825)				16,037,149,825

OTHER ASSETS LESS LIABILITIES–(0.01)%				(808,214)

NET ASSETS–100.00%				$16,036,341,611

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1K.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Short-Term Investments Trust

Schedule of Investments

February 28, 2010
(Unaudited)

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–48.43%
Federal Farm Credit Bank (FFCB)–4.29%
Disc. Notes(a)	0.50%	03/30/10	$60,000	$59,975,833

Floating Rate Bonds(b)	0.12%	08/17/10	150,000	149,996,472

Floating Rate Bonds(b)	0.17%	11/17/10	100,000	100,000,474

Floating Rate Bonds(b)	0.17%	04/14/11	60,000	59,986,339

Floating Rate Bonds(b)	0.16%	12/16/11	75,000	74,996,635

Unsec. Floating Rate Bonds(b)	0.15%	07/13/10	25,000	25,000,000

				469,955,753

Federal Home Loan Bank (FHLB)–13.85%
Unsec. Bonds	0.92%	04/09/10	60,000	60,026,275

Unsec. Bonds	0.55%	06/03/10	25,000	25,000,000

Unsec. Bonds	0.55%	06/04/10	110,000	110,087,871

Unsec. Bonds	0.55%	06/10/10	55,000	54,982,041

Unsec. Disc. Notes(a)	1.04%	03/03/10	50,000	49,997,111

Unsec. Disc. Notes(a)	0.17%	04/26/10	115,000	114,968,695

Unsec. Disc. Notes(a)	0.48%	05/05/10	80,000	79,930,667

Unsec. Floating Rate Bonds(b)	0.80%	03/19/10	150,000	149,998,505

Unsec. Floating Rate Bonds(b)	0.26%	05/28/10	50,000	50,017,448

Unsec. Floating Rate Bonds(b)	0.62%	11/08/10	25,000	25,084,850

Unsec. Floating Rate Bonds(b)	0.14%	11/18/10	125,000	124,966,064

Unsec. Floating Rate Bonds(b)	0.12%	05/16/11	125,000	124,984,611

Unsec. Floating Rate Bonds(b)	0.25%	05/25/11	150,000	150,000,000

Unsec. Floating Rate Bonds(b)	0.15%	05/26/11	75,000	75,000,000

Unsec. Floating Rate Global Bonds(b)	0.10%	07/09/10	25,000	24,995,692

Unsec. Floating Rate Global Bonds(b)	0.25%	06/21/11	150,000	149,960,811

Unsec. Global Bonds	0.50%	10/19/10	80,000	79,997,159

Unsec. Global Bonds	3.38%	10/20/10	65,000	66,246,020

				1,516,243,820

Federal Home Loan Mortgage Corp. (FHLMC)–17.64%
Global Notes	2.38%	05/28/10	100,000	100,518,364

Unsec. Disc. Notes(a)	0.26%	03/01/10	80,000	80,000,000

Unsec. Disc. Notes(a)	0.24%	03/08/10	100,000	99,995,333

Unsec. Disc. Notes(a)	0.26%	03/15/10	125,000	124,987,361

Unsec. Disc. Notes(a)	0.26%	03/22/10	100,000	99,984,833

Unsec. Disc. Notes(a)	0.29%	04/15/10	100,000	99,963,750

Unsec. Disc. Notes(a)	0.21%	04/19/10	75,000	74,978,562

Unsec. Disc. Notes(a)	0.22%	04/20/10	75,000	74,977,083

Unsec. Disc. Notes(a)	0.17%	04/26/10	100,000	99,973,556

Unsec. Disc. Notes(a)	0.18%	05/11/10	75,000	74,973,375

Unsec. Disc. Notes(a)	0.43%	05/17/10	95,000	94,911,610

Unsec. Disc. Notes(a)	0.21%	05/18/10	110,000	109,949,950

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Unsec. Disc. Notes(a)	0.19%	05/24/10	$70,000	$69,968,967

Unsec. Disc. Notes(a)	0.22%	05/25/10	100,000	99,948,056

Unsec. Disc. Notes(a)	0.25%	06/21/10	115,000	114,910,556

Unsec. Disc. Notes(a)	0.18%	07/08/10	100,000	99,937,292

Unsec. Disc. Notes(a)	0.19%	07/13/10	30,000	29,978,783

Unsec. Disc. Notes(a)	0.25%	09/14/10	97,545	97,411,553

Unsec. Floating Rate Global Notes(b)	0.15%	07/12/10	100,000	100,000,000

Unsec. Floating Rate Global Notes(b)	0.16%	05/04/11	60,000	59,985,885

Unsec. Floating Rate MTN(b)	0.33%	03/09/11	30,000	30,040,554

Unsec. Floating Rate MTN(b)	0.18%	08/05/11	60,000	60,002,938

Unsec. Global MTN	3.25%	07/16/10	33,775	34,165,365

				1,931,563,726

Federal National Mortgage Association (FNMA)–12.65%
Unsec. Disc. Notes(a)	0.13%	03/05/10	100,000	99,998,556

Unsec. Disc. Notes(a)	0.16%	04/06/10	100,000	99,984,000

Unsec. Disc. Notes(a)	0.18%	05/05/10	115,000	114,962,625

Unsec. Disc. Notes(a)	0.16%	05/12/10	118,052	118,014,223

Unsec. Disc. Notes(a)	0.19%	05/25/10	80,000	79,964,111

Unsec. Disc. Notes(a)	0.25%	07/19/10	50,000	49,951,389

Unsec. Disc. Notes(a)	0.21%	08/09/10	100,000	99,906,083

Unsec. Disc. Notes(a)	0.25%	08/16/10	50,000	49,941,667

Unsec. Disc. Notes(a)	0.27%	08/16/10	75,000	74,905,500

Unsec. Disc. Notes(a)	0.26%	08/25/10	50,000	49,936,083

Unsec. Disc. Notes(a)	0.31%	10/01/10	40,000	39,926,289

Unsec. Disc. Notes(a)	0.30%	11/15/10	75,000	74,838,125

Unsec. Disc. Notes(a)	0.42%	12/01/10	47,630	47,476,823

Unsec. Disc. Notes(a)	0.43%	12/01/10	70,000	69,770,069

Unsec. Disc. Notes(a)	0.35%	01/03/11	75,000	74,775,417

Unsec. Disc. Notes(a)	0.36%	01/18/11	75,000	74,757,750

Unsec. Floating Rate Global Notes(b)	0.14%	07/13/10	60,000	59,992,401

Unsec. Global Notes	2.50%	04/09/10	75,000	75,184,258

Unsec. Global Notes	3.00%	07/12/10	30,000	30,301,506

				1,384,586,875

Total U.S. Government Sponsored Agency Securities (Cost $5,302,350,174)				5,302,350,174

U.S. Treasury Securities–4.97%(a)
U.S. Treasury Bills	0.21%	04/01/10	200,000	199,963,833

U.S. Treasury Bills	0.45%	06/03/10	70,000	69,917,750

U.S. Treasury Bills	0.52%	06/03/10	50,000	49,932,111

U.S. Treasury Bills	0.26%	06/17/10	100,000	99,923,500

U.S. Treasury Bills	0.32%	11/18/10	75,000	74,828,063

U.S. Treasury Bills	0.32%	01/13/11	50,000	49,857,563

Total U.S. Treasury Securities (Cost $544,422,820)				544,422,820

TOTAL INVESTMENTS (excluding Repurchase Agreements)–53.40% (Cost $5,846,772,994)				5,846,772,994

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–46.80%(c)
Banc of America Securities LLC, Joint agreement dated 02/26/10, aggregate maturing value $500,004,583 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,009; 0%-6.63%, 11/26/10-11/15/30)	0.11%	03/01/10	$430,003,942	$430,000,000

Barclays Capital Inc., Term joint agreement dated 02/22/10, aggregate maturing value $500,046,667 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,504; 0%, 01/15/11-04/15/30)	0.12%	03/22/10	450,042,000	450,000,000

BNP Paribas Securities Corp., Joint agreement dated 02/26/10, aggregate maturing value $1,430,011,917 (collateralized by U.S. Treasury obligations valued at $1,458,600,048; 0.75%-2.75%, 12/31/10-02/29/16)	0.10%	03/01/10	269,575,867	269,573,620

BNP Paribas Securities Corp., Term joint agreement dated 01/15/10, aggregate maturing value $500,137,500 (collateralized by U.S. Government sponsored agency obligations valued at $510,045,075; 0%-7.13%, 03/22/10-02/09/40)	0.11%	04/15/10	450,123,750	450,000,000

BNP Paribas Securities Corp., Term joint agreement dated 01/22/10, aggregate maturing value $500,088,472 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,050; 0%-10.70%, 03/01/10-01/15/48)	0.13%	03/12/10	450,079,625	450,000,000

Credit Suisse Securities (USA) LLC, Agreement dated 02/26/10, maturing value $250,002,292 (collateralized by U.S. Treasury obligations valued at $255,000,121; 1.00%-5.75%, 05/15/10-02/15/36)	0.11%	03/01/10	250,002,292	250,000,000

Credit Suisse Securities (USA) LLC, Term joint agreement dated 01/14/10, aggregate maturing value $500,137,500 (collateralized by U.S. Government sponsored agency and U.S. Treasury obligations valued at $510,000,934; 4.50%, 03/01/10-02/15/36)	0.11%	04/14/10	450,123,750	450,000,000

Deutsche Bank Securities Inc., Joint agreement dated 02/26/10, aggregate maturing value $250,002,292 (collateralized by U.S. Government sponsored agency obligations valued at $255,002,832; 0%-1.84%, 08/23/10-02/01/13)	0.11%	03/01/10	180,001,650	180,000,000

Deutsche Bank Securities Inc., Term agreement dated 02/11/10, maturing value $250,025,833 (collateralized by a U.S. Government sponsored agency obligation valued at $255,000,619; 0%, 08/11/11)	0.12%	03/15/10	250,025,833	250,000,000

Goldman, Sachs & Co., Joint agreement dated 02/26/10, aggregate maturing value $500,004,583 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,213; 0%-3.00%, 08/13/10-06/09/14)	0.11%	03/01/10	244,972,080	244,969,835

HSBC Securities (USA) Inc., Joint agreement dated 02/26/10, aggregate maturing value $250,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $255,003,635; 0%-10.70%, 03/26/10-04/15/30)	0.12%	03/01/10	150,001,500	150,000,000

RBC Capital Markets Corp., Joint agreement dated 02/26/10, aggregate maturing value $250,002,292 (collateralized by U.S. Government sponsored agency obligations valued at $255,001,178; 0%-8.95%, 03/04/10-04/15/42)	0.11%	03/01/10	50,000,458	50,000,000

Societe Generale, Agreement dated 02/26/10, maturing value $750,007,500 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,222; 0%-6.00%, 03/02/10-04/18/36)	0.12%	03/01/10	750,007,500	750,000,000

Wells Fargo Securities, LLC, Agreement dated 02/26/10, maturing value $750,007,500 (collateralized by U.S. Government sponsored agency and U.S. Treasury obligations valued at $765,000,003; 0%-6.63%, 03/01/10-04/15/32)	0.12%	03/01/10	750,007,500	750,000,000

Total Repurchase Agreements (Cost $5,124,543,455)				5,124,543,455

TOTAL INVESTMENTS(d)–100.20% (Cost $10,971,316,449)				10,971,316,449

OTHER ASSETS LESS LIABILITIES–(0.20)%				(22,309,014)

NET ASSETS–100.00%				$10,949,007,435

Investment Abbreviations:

Disc.	– Discounted
MTN	– Medium-Term Notes
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.
(c)	Principal amount equals value at period end. See Note 1K.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Short-Term Investments Trust

Schedule of Investments

February 28, 2010
(Unaudited)

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–93.54%
Federal Farm Credit Bank (FFCB)–10.89%
Disc. Notes(a)	0.10%	03/19/10	$6,146	$6,145,693

Disc. Notes(a)	0.50%	03/30/10	5,000	4,997,986

Floating Rate Bonds(b)	0.22%	04/27/10	10,000	10,001,430

Floating Rate Bonds(b)	0.21%	08/04/10	5,000	4,994,408

Floating Rate Bonds(b)	0.12%	08/17/10	10,000	9,999,765

Floating Rate Bonds(b)	0.17%	04/14/11	5,000	4,998,862

Unsec. Floating Rate Bonds(b)	0.15%	07/13/10	10,000	10,000,000

				51,138,144

Federal Home Loan Bank (FHLB)–82.65%
Unsec. Bonds	0.92%	04/09/10	5,000	5,002,190

Unsec. Bonds	0.80%	05/17/10	7,000	7,007,960

Unsec. Bonds	0.55%	06/04/10	3,000	3,002,396

Unsec. Bonds	0.55%	06/10/10	5,000	4,998,367

Unsec. Bonds	5.25%	06/11/10	3,280	3,325,587

Unsec. Disc. Notes(a)	0.06%	03/01/10	80,000	80,000,000

Unsec. Disc. Notes(a)	0.10%	03/03/10	7,000	6,999,961

Unsec. Disc. Notes(a)	0.10%	03/10/10	25,000	24,999,375

Unsec. Disc. Notes(a)	0.11%	03/12/10	20,000	19,999,328

Unsec. Disc. Notes(a)	0.07%	03/19/10	15,250	15,249,466

Unsec. Disc. Notes(a)	0.08%	03/24/10	35,000	34,998,211

Unsec. Disc. Notes(a)	0.09%	04/01/10	15,650	15,648,787

Unsec. Disc. Notes(a)	0.12%	04/05/10	15,000	14,998,250

Unsec. Disc. Notes(a)	0.09%	04/07/10	12,500	12,498,844

Unsec. Disc. Notes(a)	0.11%	04/14/10	17,000	16,997,714

Unsec. Disc. Notes(a)	0.17%	04/26/10	8,966	8,963,559

Unsec. Disc. Notes(a)	0.11%	04/28/10	9,000	8,998,405

Unsec. Disc. Notes(a)	0.20%	06/01/10	4,800	4,797,485

Unsec. Disc. Notes(a)	0.20%	06/15/10	3,500	3,497,939

Unsec. Disc. Notes(a)	0.19%	07/07/10	17,250	17,238,347

Unsec. Floating Rate Bonds(b)	0.26%	05/28/10	27,500	27,509,597

Unsec. Floating Rate Bonds(b)	0.04%	10/22/10	10,000	9,993,058

Unsec. Floating Rate Bonds(b)	0.62%	11/08/10	10,000	10,033,940

Unsec. Floating Rate Bonds(b)	0.12%	05/16/11	10,000	9,998,769

Unsec. Floating Rate Bonds(b)	0.25%	05/25/11	5,000	5,000,000

Unsec. Floating Rate Bonds(b)	0.15%	05/26/11	1,500	1,499,437

Unsec. Floating Rate Global Bonds(b)	0.10%	07/09/10	5,040	5,039,132

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Floating Rate Bonds(b)	0.24%	07/09/10	$5,000	$5,002,172

Unsec. Global Bonds	3.38%	10/20/10	4,790	4,881,822

				388,180,098

Total U.S. Government Sponsored Agency Securities (Cost $439,318,242)				439,318,242

U.S. Treasury Securities–8.35%(a)
U.S. Treasury Bills	0.21%	03/18/10	14,260	14,258,586

U.S. Treasury Bills	0.16%	05/06/10	10,000	9,997,067

U.S. Treasury Bills	0.45%	06/03/10	5,000	4,994,125

U.S. Treasury Bills	0.26%	06/17/10	5,000	4,996,175

U.S. Treasury Bills	0.36%	02/10/11	5,000	4,982,916

Total U.S. Treasury Securities (Cost $39,228,869)				39,228,869

TOTAL INVESTMENTS(c)–101.89% (Cost $478,547,111)				478,547,111

OTHER ASSETS LESS LIABILITIES–(1.89)%				(8,877,368)

NET ASSETS–100.00%				$469,669,743

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Short-Term Investments Trust

Schedule of Investments

February 28, 2010
(Unaudited)

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–96.71%
Arizona–1.95%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(a)(b)(c)	0.28%	08/01/15	$7,485	$7,485,000

Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	12/01/37	14,000	14,000,000

				21,485,000

Colorado–5.85%
Adams (County of) (Hunters Cove); Series 1985 A, VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(a)(b)	0.21%	01/15/14	6,350	6,350,000

Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	07/01/34	2,565	2,565,000

Colorado (State of) Educational Loan Program; Series 2010 A, TRAN	1.50%	08/12/10	9,000	9,049,411

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2004 B, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	11/15/34	8,500	8,500,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.25%	11/01/28	3,710	3,710,000

Colorado (State of); Series 2009 A, General Fund TRAN	2.00%	06/25/10	5,000	5,024,650

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	07/01/21	4,880	4,880,000

El Paso (County of) (Briarglen Apartments); Series 1994, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(a)	0.22%	12/01/24	1,000	1,000,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	12/01/38	2,135	2,135,000

Mesa (County of) (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	12/01/26	6,750	6,750,000

Pitkin (County of) (Centennial-Aspen II LP); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(d)	0.25%	12/01/24	5,235	5,235,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(d)	0.25%	12/01/23	2,440	2,440,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(d)(e)	0.20%	12/01/30	6,900	6,900,000

				64,539,061

Florida–3.08%
Florida (State of) Development Finance Corp. (The Wellness Community-Southwest Florida, Inc.); Series 2009, VRD IDR (LOC–Harris N.A.)(a)(d)	0.20%	08/01/34	5,500	5,500,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–Federal Home Loan Mortgage Corp.)(a)	0.22%	11/01/32	1,920	1,920,000

Hillsborough (County of) Industrial Development Authority (Tampa Metropolitan Area YMCA); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.22%	03/01/25	4,450	4,450,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.27%	06/01/22	9,735	9,735,000

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(b)(c)	0.20%	04/01/17	2,275	2,275,000

Manatee (County of) (St. Stephen’s Upper School); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.20%	11/01/25	1,500	1,500,000

Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	10/15/32	1,125	1,125,000

Miami-Dade (County of) Educational Facilities Authority (Carlos Albizu University); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.25%	12/01/25	1,800	1,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Miami-Dade (County of) Industrial Development Authority (Gulliver Schools); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.22%	09/01/29	$2,450	$2,450,000

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	04/01/20	3,225	3,225,000

				33,980,000

Georgia–1.46%
Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.19%	09/01/25	9,090	9,090,000

Fulton (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)(d)	0.28%	08/01/21	3,130	3,130,000

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	11/15/32	3,920	3,920,000

				16,140,000

Illinois–23.43%
Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	06/01/36	7,870	7,870,000

Illinois (State of) Development Finance Authority (Aurora Central Catholic High School); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.25%	04/01/24	4,370	4,370,000

Illinois (State of) Development Finance Authority (Fenwick High School); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	03/01/32	11,800	11,800,000

Illinois (State of) Development Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America N.A. & JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.21%	08/01/30	4,700	4,700,000

Illinois (State of) Development Finance Authority (Little City Foundation); Series 1994, VRD Special Facility RB (LOC–Bank of America, N.A.)(a)(d)	0.30%	02/01/19	3,395	3,395,000

Illinois (State of) Development Finance Authority (Museum of Contemporary Art); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A. & Northern Trust Co.)(a)(d)	0.21%	02/01/29	27,200	27,200,000

Illinois (State of) Development Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	06/01/37	7,975	7,975,000

Illinois (State of) Development Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.21%	06/01/17	3,245	3,245,000

Illinois (State of) Development Finance Authority (Rosecrance Inc.); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	10/01/24	3,770	3,770,000

Illinois (State of) Development Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.25%	06/01/32	1,500	1,500,000

Illinois (State of) Development Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–Harris N.A.)(a)(d)	0.20%	10/01/33	5,600	5,600,000

Illinois (State of) Development Finance Authority (West Central Illinois Educational Telecommunications Corp.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.30%	09/01/32	3,320	3,320,000

Illinois (State of) Development Finance Authority (Westside Health Authority); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	12/01/29	2,550	2,550,000

Illinois (State of) Development Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC–Harris N.A.)(a)(d)	0.21%	06/01/29	8,400	8,400,000

Illinois (State of) Educational Facilities Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.21%	03/01/28	1,300	1,300,000

Illinois (State of) Educational Facilities Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.21%	01/01/26	8,100	8,100,000

Illinois (State of) Finance Authority (Advocate Health Care Network);
Series 2008 A-1, VRD RB(a)	0.37%	11/01/30	3,000	3,000,000

Series 2008 A-2, VRD RB(a)	0.35%	11/01/30	3,300	3,300,000

Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 B-2, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.21%	09/01/38	1,800	1,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	03/01/36	$3,735	$3,735,000

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–Harris N.A.)(a)(d)	0.20%	02/01/42	12,500	12,500,000

Illinois (State of) Finance Authority (Jewish Charities Revenue Anticipation Notes Program); Series 2009 A, VRD RB (LOC– Harris N.A.)(a)(b)(d)	0.20%	06/30/10	7,185	7,185,000

Illinois (State of) Finance Authority (Joan W. & Irving B. Harris Theater for Music and Dance); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.30%	03/01/40	3,250	3,250,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 B, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	08/01/35	7,490	7,490,000

Illinois (State of) Finance Authority (Northwestern University); Series 2008 B, VRD RB(a)	0.32%	12/01/46	6,700	6,700,000

Illinois (State of) Finance Authority (Provena Health);
Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	08/15/44	20,000	20,000,000

Series 2009 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	08/15/44	12,500	12,500,000

Illinois (State of) Finance Authority (St. Xavier University); Series 2006, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.30%	10/01/40	4,000	4,000,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–Harris N.A.)(a)(d)	0.21%	06/01/34	9,500	9,500,000

Illinois (State of) Health Facilities Authority (Memorial Medical Center); Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.24%	01/01/16	9,430	9,430,000

Illinois (State of) Health Facilities Authority (Peace Memorial Ministries); Series 2003 B, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.23%	08/15/33	8,965	8,965,000

Illinois (State of) Health Facilities Authority (Revolving Fund Pooled Financing Program);
Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	08/01/15	18,050	18,050,000

Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	08/01/15	6,450	6,450,000

Naperville (City of) (DuPage Children’s Museum); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	06/01/30	6,200	6,200,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	01/15/22	9,500	9,500,000

				258,650,000

Indiana–4.40%
Dearborn (County of) (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	04/01/36	7,450	7,450,000

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development and Improvement RB (LOC–PNC Bank, N.A.)(a)(d)	0.28%	08/01/37	1,950	1,950,000

Indiana (State of) Development Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	02/01/24	8,700	8,700,000

Indiana (State of) Development Finance Authority (Indiana Historical Society, Inc.); Series 1996, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.21%	08/01/31	2,700	2,700,000

Indiana (State of) Development Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	02/01/39	6,400	6,400,000

Indiana (State of) Educational Facilities Authority (Marian College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	04/01/24	3,470	3,470,000

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.24%	12/01/23	3,850	3,850,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	07/01/27	8,000	8,000,000

Indianapolis Local Public Improvement Bond Bank; Series 2010 B, RN	0.37%	08/06/10	6,000	6,000,000

				48,520,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Iowa–0.27%
Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC–U.S. Bank, N.A.)(a)(d)	0.25%	10/01/32	$935	$935,000

West Des Moines (City of); Series 2009 B, Unlimited Tax GO	2.50%	06/01/10	2,000	2,010,338

				2,945,338

Kansas–0.66%
Olathe (City of) (YMCA of Greater Kansas City); Series 2002 B, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.25%	11/01/18	2,235	2,235,000

Olathe (City of); Series 2009 B, Unlimited Tax GO Temporary Notes	1.50%	06/01/10	5,000	5,014,110

				7,249,110

Kentucky–0.25%
Breckinridge (County of) (Kentucky Association of Counties Leasing Trust);
Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(d)	0.19%	12/01/29	1,495	1,495,000

Series 2001 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(d)	0.19%	02/01/31	1,250	1,250,000

				2,745,000

Maryland–2.96%
Baltimore (County of) (Blue Circle Inc.); Series 1992, Ref. VRD Economic Development RB (LOC–BNP Paribas)(a)(d)(e)	0.21%	12/01/17	7,900	7,900,000

Baltimore (County of) (Metropolitan District); Series 2008, Commercial Paper BAN	0.21%	04/06/10	19,400	19,400,000

Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.19%	07/01/33	5,395	5,395,000

				32,695,000

Massachusetts–2.23%
Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.20%	09/01/38	4,900	4,900,000

Massachusetts (State of) Development Finance Agency (MassDevelopment CP Program 5); Series 2007, Commercial Paper RN (LOC–TD Bank, N.A.)(d)	0.28%	04/01/10	13,423	13,423,000

Massachusetts (State of) Health & Educational Facilities Authority (Community Health Center Capital Fund); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.20%	03/01/15	1,315	1,315,000

Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.19%	07/01/38	5,000	5,000,000

				24,638,000

Michigan–2.67%
Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–Federal National Mortgage Association)(a)	0.22%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	09/01/25	1,510	1,510,000

Saline (City of) Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	11/01/25	9,600	9,600,000

Southfield (City of) Economic Development Corp. (Lawrence Technological University);
Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	02/01/35	5,315	5,315,000

Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	10/01/31	5,405	5,405,000

Walled Lake (City of) Consolidated School District; Series 2000, School Building & Site Unlimited Tax GO(f)(g)	5.13%	05/01/10	6,000	6,047,298

				29,492,298

Minnesota–1.69%
Coon Rapids (City of) (The Health Central System Project); Series 1985, VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.30%	08/01/15	2,900	2,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota–(continued)

Dakota (County of) Community Development Agency (Catholic Finance Corp.-Faithful Shepherd School); Series 2002, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	01/01/12	$1,200	$1,200,000

Minnesota (State of) Independent School District No. 14 (Fridley); Series 2009 B, Aid Anticipation Ctfs. Of Indebtedness Unlimited Tax GO	1.25%	09/30/10	4,000	4,014,606

Minnesota (State of) Independent School District No. 316 (The Greenway Schools); Series 2009 A, Aid Anticipation Ctfs. Of Indebtedness Unlimited Tax GO	1.50%	09/10/10	3,000	3,014,182

Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program);
Series 2009, COP	2.00%	09/10/10	1,500	1,511,664

Series 2009 B, COP	2.00%	09/10/10	6,000	6,053,729

				18,694,181

Mississippi–2.68%
Jackson (County of); Series 1994, Ref. VRD Water System Unlimited Tax GO (CEP–Chevron Corp.)(a)	0.25%	11/01/24	8,440	8,440,000

Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (CEP–Federal Home Loan Bank of Dallas)(a)	0.19%	05/01/35	5,500	5,500,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(a)(d)	0.17%	12/01/31	14,000	14,000,000

Mississippi (State of) Development Bank (Harrison (County of)); Series 2008 A-1, Ref. VRD Special GO (LOC–Bank of America, N.A.)(a)(d)	0.50%	10/01/17	1,610	1,610,000

				29,550,000

Missouri–3.12%
Missouri (State of) Health & Educational Facilities Authority (Academie Lafayette); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	02/01/28	1,340	1,340,000

Missouri (State of) Health & Educational Facilities Authority (Ascension Health Senior Credit Group); Series 2008 C-5, VRD RB(a)	0.39%	11/15/26	2,000	2,000,000

Missouri (State of) Health & Educational Facilities Authority (St. John Vianney High School); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.30%	04/01/30	2,100	2,100,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.25%	12/01/27	14,500	14,500,000

St. Charles (County of) Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	04/15/27	5,600	5,600,000

St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.24%	12/01/15	3,950	3,950,000

St. Louis (County of) Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	04/15/27	4,970	4,970,000

				34,460,000

New Hampshire–2.55%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.28%	06/01/28	2,500	2,500,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.21%	01/01/18	17,515	17,515,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.20%	09/01/37	4,180	4,180,000

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.20%	07/01/38	3,985	3,985,000

				28,180,000

New Mexico–0.91%
Bernalillo (County of); Series 2009, TRAN	2.50%	06/30/10	10,000	10,066,633

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–0.59%
Suffolk (County of); Series 2009, Unlimited Tax GO TAN	2.00%	08/12/10	$6,500	$6,548,405

North Carolina–3.63%
North Carolina (State of) Capital Facilities Finance Agency (Gardner-Webb University); Series 2003, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	07/01/23	5,570	5,570,000

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.19%	09/01/27	5,180	5,180,000

North Carolina (State of) Capital Facilities Finance Agency (The YMCA of Greater Charlotte); Series 2007 B, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.19%	04/01/29	6,400	6,400,000

North Carolina (State of) Educational Facilities Finance Agency (Cardinal Gibbons High School); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	08/01/14	3,280	3,280,000

North Carolina (State of) Housing Finance Agency (The Masonic Home for Children at Oxford); Series 2002, VRD Housing Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.28%	08/01/23	3,805	3,805,000

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	02/01/28	3,600	3,600,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.18%	12/01/36	10,100	10,100,000

Rowan (County of) Industrial Facilities & Pollution Control Financing Authority (YMCA of Rowan County); Series 2002, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	03/01/22	2,185	2,185,000

				40,120,000

Ohio–2.38%
Butler (County of) (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	06/01/35	9,485	9,485,000

Dublin (City of) City School District; Series 2009, School Construction Unlimited Tax GO BAN	1.00%	10/14/10	2,000	2,004,939

Lake (County of) (Lake Hospital System, Inc.); Series 2002, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.36%	12/01/32	9,830	9,830,000

Vandalia (City of) -Butler (Township of) City School District;
Series 2009 A, School Improvement Unlimited Tax GO BAN	1.50%	03/01/10	2,000	2,000,000

Series 2009 B, School Improvement Unlimited Tax GO BAN	1.50%	03/01/10	3,000	3,000,000

				26,319,939

Pennsylvania–6.88%
Allegheny (County of) Hospital Development Authority (UPMC Senior Communities, Inc.); Series 2003, VRD RB (CEP–Federal National Mortgage Association)(a)	0.19%	07/15/28	2,825	2,825,000

Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	09/01/18	3,065	3,065,000

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.20%	10/15/25	8,990	8,990,000

Lebanon (County of) Health Facilities Authority (United Church of Christ Homes, Inc.); Series 1997, VRD Health Center RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	12/01/22	2,030	2,030,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(d)(e)	0.20%	07/01/38	47,270	47,270,000

Pennsylvania (Commonwealth of); Series 2009-2010, Unlimited Tax GO TAN	1.50%	06/30/10	6,500	6,525,913

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Rosemont College); Series 2004 O, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.20%	11/01/34	5,300	5,300,000

				76,005,913

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Rhode Island–1.24%
East Greenwich (Town of); Series 2010, Unlimited Tax GO BAN	1.50%	02/16/11	$3,700	$3,740,507

Rhode Island (State of) & Providence Plantations; Series 2009, Unlimited Tax GO TAN	2.50%	06/30/10	7,425	7,473,589

Rhode Island (State of) Health & Educational Building Corp. (Ocean State Assisted Living); Series 2001, VRD Health Facilities RB (LOC–Banco Santander S.A.)(a)(d)(e)	0.27%	07/01/31	2,500	2,500,000

				13,714,096

South Carolina–1.24%
Charleston (County of); Series 2009 B, Ref. Unlimited Tax GO	2.00%	08/01/10	1,200	1,206,501

Educational Facilities Authority for Private Non-profit Institutions of Higher Learning (Columbia College); Series 2001, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.25%	12/01/22	7,500	7,500,000

Spartanburg (County of) School District No. 2; Series 2009, Unlimited Tax GO	3.00%	04/01/10	5,000	5,010,789

				13,717,290

Tennessee–1.29%
Chattanooga (City of) Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	05/15/33	3,175	3,175,000

Jackson (City of) Health, Educational & Housing Facility Board (Post House Jackson Apartments);
Series 2001, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	05/15/31	1,375	1,375,000

Series 2002, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	10/15/32	3,970	3,970,000

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Alive Hospice, Inc.); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.50%	08/01/19	1,000	1,000,000

Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(a)	0.20%	03/01/33	4,750	4,750,000

				14,270,000

Texas–8.14%
Austin (City of) Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	10/15/32	3,350	3,350,000

Gulf Coast Industrial Development Authority (Petrounited Terminals, Inc.); Series 1989, Ref. VRD RB (LOC–BNP Paribas)(a)(b)(d)(e)	0.21%	11/01/19	4,850	4,850,000

Harris (County of) Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC–Northern Trust Co.)(a)(d)	0.22%	11/15/47	5,000	5,000,000

Hockley (County of) Industrial Development Corp. (Amoco Corp.);
Series 1983, VRD PCR(a)(e)	0.50%	03/01/14	29,000	29,000,000

Series 1985, VRD PCR(a)(e)	0.45%	11/01/19	8,500	8,500,000

Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, VRD Housing RB (LOC–Bank of New York Mellon)(a)(d)	1.24%	03/01/33	5,820	5,820,000

Houston (City of); Series 2009 H-2, GO Commercial Paper Notes	0.25%	05/19/10	5,000	5,000,000

Lower Neches Valley Authority (Chevron U.S.A. Inc.); Series 1987, VRD PCR(a)	0.29%	02/15/17	4,700	4,700,000

Metropolitan Higher Education Authority, Inc. (University of Dallas); Series 1999, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.25%	05/01/19	9,100	9,100,000

San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	04/01/26	4,805	4,805,000

Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.22%	02/15/27	7,760	7,760,000

Travis (County of); Series 2008, Limited Tax GO Ctfs.	3.25%	03/01/10	2,000	2,000,000

				89,885,000

Utah–0.28%
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(a)	0.20%	04/01/42	3,125	3,125,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virginia–2.20%
Albemarle (County of) Economic Development Authority (Martha Jefferson Hospital); Series 2008 A, VRD Hospital RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.18%	10/01/48	$4,000	$4,000,000

Charlottesville (City of) Industrial Development Authority (University of Virginia Foundation); Series 2006 B, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.18%	12/01/37	2,930	2,930,000

Fairfax (County of) Industrial Development Authority (Inova Health System Foundation); Series 2009 A, Health Care RB	3.00%	05/15/10	3,000	3,014,419

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	12/01/34	1,570	1,570,000

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, L.L.C.); Series 1999, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(a)	0.24%	12/01/19	1,290	1,290,000

Virginia (State of) Public School Authority; Series 2009 IX, School Educational Technology RN	1.50%	04/15/10	11,460	11,474,750

				24,279,169

Washington–1.95%
Bellingham (Port of) Industrial Development Corp. (BP West Coast Products LLC); Series 2009, Environmental Facilities Industrial RB(e)	0.23%	03/03/10	2,250	2,250,000

Lake Tapps Parkway Properties; Series 1999 B, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	12/01/19	4,700	4,700,000

Seattle (City of) Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(a)(d)	0.25%	05/01/19	2,480	2,480,000

Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(a)	0.20%	11/01/25	6,450	6,450,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2006, VRD RB (LOC–Citibank, N.A.)(a)(b)(d)	0.23%	11/15/26	1,455	1,455,000

Washington (State of) Higher Education Facilities Authority (Cornish College of the Arts); Series 2003 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.27%	12/01/33	1,000	1,000,000

Washington (State of) Housing Finance Commission (Gonzaga Preparatory School, Inc.); Series 2003, VRD Non-profit RB (LOC–Bank of America, N.A.)(a)(d)	0.25%	09/01/33	2,150	2,150,000

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC–U.S. Bank, N.A.)(a)(d)	0.25%	07/01/22	1,000	1,000,000

				21,485,000

West Virginia–0.63%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.18%	01/01/34	7,000	7,000,000

Wisconsin–4.42%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (CEP–Federal Home Loan Bank of Chicago)(a)	0.21%	10/01/42	5,460	5,460,000

Milwaukee (City of) Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	09/01/40	6,375	6,375,000

Milwaukee (City of); Series 2005 V-8, VRD Corporate Purpose Unlimited Tax GO(a)	0.22%	02/01/25	20,200	20,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Concordia University of Wisconsin, Inc.); Series 2009, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	05/01/39	4,000	4,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	12/01/36	7,000	7,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Lawrence University of Wisconsin); Series 2009, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	02/01/39	4,055	4,055,000

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	08/15/34	1,725	1,725,000

				48,815,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wyoming–1.68%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.22%	11/01/24	$5,460	$5,460,000

Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.22%	11/01/24	13,060	13,060,000

				18,520,000

TOTAL INVESTMENTS(h)(i)–96.71% (Cost $1,067,834,433)				1,067,834,433

OTHER ASSETS LESS LIABILITIES–3.29%				36,378,098

NET ASSETS–100.00%				$1,104,212,531

Investment Abbreviations:

BAN	– Bond Anticipation Note
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GO	– General Obligation Bonds
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sr.	– Senior
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2010 was $48,325,000, which represented 4.38% of the Fund’s Net Assets.
(c)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 7.88%; other countries less than 5% each: 2.01%.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JPMorgan Chase Bank, N.A.	24.1%

Wells Fargo Bank, N.A.	9.4

Bank of America, N.A	7.2

U.S. Bank, N.A.	7.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Short-Term Investments Trust

Statement of Assets and Liabilities

February 28, 2010
(Unaudited)

				Government	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	& Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value and cost	$23,248,626,001	$2,836,164,022	$7,255,659,758	$5,846,772,994	$478,547,111	$1,067,834,433

Repurchase agreements, at value and cost	1,064,122,355	785,030,165	8,781,490,067	5,124,543,455	—	—

Total investments, at value and cost	24,312,748,356	3,621,194,187	16,037,149,825	10,971,316,449	478,547,111	1,067,834,433

Cash	—	—	—	—	932,476	1,463,410

Receivables for:
Investments sold	90,599,562	385,000	—	—	—	34,305,059

Interest	17,050,061	120,161	540,803	3,721,227	197,983	1,132,684

Fund expenses absorbed	617,433	226,635	1,363,104	474,391	88,089	141,772

Investment for trustee deferred compensation and retirement plans	442,281	217,066	201,017	78,667	41,706	78,748

Other assets	137,667	188,029	244,612	341,664	60,901	63,350

Total assets	24,421,595,360	3,622,331,078	16,039,499,361	10,975,932,398	479,868,266	1,105,019,456

Liabilities:
Payables for:
Investments purchased	7,740,038	29,995,092	—	25,093,919	10,037,568	185,002

Amount due custodian	30,614	—	—	—	—	—

Dividends	2,062,747	154,637	255,066	441,162	7,710	20,112

Accrued fees to affiliates	1,175,633	383,839	1,509,898	785,190	38,024	119,823

Accrued operating expenses	347,326	84,578	187,217	95,526	29,133	96,309

Trustee deferred compensation and retirement plans	2,709,703	1,040,187	1,205,569	509,166	86,088	385,679

Total liabilities	14,066,061	31,658,333	3,157,750	26,924,963	10,198,523	806,925

Net assets applicable to shares outstanding	$24,407,529,299	$3,590,672,745	$16,036,341,611	$10,949,007,435	$469,669,743	$1,104,212,531

Net assets consist of:
Shares of beneficial interest	$24,405,077,751	$3,589,585,055	$16,034,837,520	$10,948,484,755	$469,613,679	$1,104,234,016

Undistributed net investment income	2,304,761	779,246	796,235	273,782	39,230	—

Undistributed net realized gain (loss)	146,787	308,444	707,856	248,898	16,834	(21,485)

	$24,407,529,299	$3,590,672,745	$16,036,341,611	$10,949,007,435	$469,669,743	$1,104,212,531

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 28, 2010
(Unaudited)

				Government	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	& Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net Assets:
Institutional Class	$16,332,712,293	$1,955,806,664	$4,345,423,077	$6,712,734,543	$352,427,109	$635,713,731

Private Investment Class	$716,462,238	$330,519,269	$854,829,854	$815,428,001	$31,467,907	$140,946,713

Personal Investment Class	$110,877,065	$138,647,141	$198,165,641	$17,792,482	$8,922,428	$5,682,676

Cash Management Class	$2,756,825,982	$789,522,893	$7,522,511,168	$1,729,093,937	$15,292,583	$211,312,453

Reserve Class	$143,996,431	$9,298,674	$67,997,416	$113,033,355	$2,670,183	$16,232,715

Resource Class	$411,363,826	$222,434,167	$349,262,625	$398,956,700	$58,889,473	$93,510,614

Corporate Class	$3,935,291,464	$144,443,937	$2,698,151,830	$1,161,968,417	$60	$813,629

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	16,330,796,152	1,956,222,968	4,344,972,765	6,712,463,796	352,364,457	635,670,857

Private Investment Class	716,404,354	330,589,564	854,718,903	815,372,345	31,487,699	140,925,605

Personal Investment Class	110,864,461	138,586,955	198,078,232	17,788,599	8,922,898	5,678,710

Cash Management Class	2,756,494,926	789,485,054	7,521,789,549	1,729,010,331	15,287,023	211,327,074

Reserve Class	143,993,510	9,299,899	67,971,327	113,033,197	2,668,326	16,229,364

Resource Class	411,324,334	222,405,176	349,201,021	398,914,604	58,886,602	93,504,871

Corporate Class	3,935,199,512	144,425,423	2,698,095,279	1,161,937,115	60	814,042

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        Short-Term Investments Trust

Statement of Operations

For the six months ended February 28, 2010
(Unaudited)

				Government	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	& Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$46,046,832	$5,094,125	$15,136,027	$15,291,750	$463,507	$2,046,853

Expenses:
Advisory fees	20,102,571	2,793,653	13,144,220	6,066,201	455,946	1,367,508

Administrative services fees	654,956	308,777	515,789	434,890	91,851	172,760

Custodian fees	462,536	50,186	236,364	263,057	11,297	18,033

Distribution fees:
Private Investment Class	1,896,978	917,687	2,299,833	1,669,879	120,343	395,051

Personal Investment Class	447,510	589,681	744,766	68,326	41,823	23,255

Cash Management Class	1,609,091	389,385	4,538,521	880,384	11,381	126,541

Reserve Class	551,820	47,458	292,734	574,016	21,057	77,275

Resource Class	595,880	244,095	378,131	442,036	38,640	113,544

Corporate Class	701,607	20,068	340,614	179,394	41	3,053

Transfer agent fees	1,206,154	167,619	787,594	545,958	25,174	55,959

Trustees’ and officers’ fees and benefits	368,197	59,470	254,781	174,110	17,525	27,629

Other	1,000,921	333,563	546,267	548,678	89,836	233,518

Total expenses	29,598,221	5,921,642	24,079,614	11,846,929	924,914	2,614,126

Less: Fees waived and expenses reimbursed	(7,159,088)	(2,503,416)	(12,203,348)	(2,565,024)	(570,147)	(938,865)

Net expenses	22,439,133	3,418,226	11,876,266	9,281,905	354,767	1,675,261

Net investment income	23,607,699	1,675,899	3,259,761	6,009,845	108,740	371,592

Net realized gain from Investment securities*	22,903	3,273	207,313	2,705	23	21,430

Net increase in net assets resulting from operations	$23,630,602	$1,679,172	$3,467,074	$6,012,550	$108,763	$393,022

*	Includes net gains from securities sold to affiliates of $2,681 for Government & Agency Portfolio.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        Short-Term Investments Trust

Statement of Changes in Net Assets

For the six months ended February 28, 2010 and the year ended August 31, 2009
(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 28,	August 31,	February 28,	August 31,
	2010	2009	2010	2009

Operations:
Net investment income	$23,607,699	$281,995,009	$1,675,899	$55,408,156

Net realized gain	22,903	123,884	3,273	305,215

Net increase in net assets resulting from operations	23,630,602	282,118,893	1,679,172	55,713,371

Distributions to shareholders from net investment income:
Institutional Class	(17,328,336)	(206,290,882)	(1,281,528)	(32,817,124)

Private Investment Class	(139,582)	(7,319,950)	(66,151)	(4,020,690)

Personal Investment Class	(21,948)	(1,098,666)	(29,120)	(2,109,396)

Cash Management Class	(1,917,116)	(30,960,183)	(189,997)	(10,697,427)

Reserve Class	(16,225)	(352,311)	(1,685)	(138,538)

Resource Class	(134,064)	(9,864,204)	(44,163)	(2,445,214)

Corporate Class	(4,050,363)	(26,106,523)	(63,200)	(3,181,343)

Total distributions from net investment income	(23,607,634)	(281,992,719)	(1,675,844)	(55,409,732)

Share transactions–net:
Institutional Class	(3,931,659,151)	(4,303,175,563)	(617,915,929)	(2,731,206,538)

Private Investment Class	(32,282,509)	(126,828,864)	(99,460,268)	(270,897,781)

Personal Investment Class	(34,785,822)	26,894,700	(42,760,066)	(224,672,416)

Cash Management Class	(437,584,723)	195,654,142	(124,576,483)	(672,213,909)

Reserve Class	70,976,287	3,939,027	(41,931)	(56,419,428)

Resource Class	(388,979,572)	(409,146,795)	(1,097,665)	(259,113,502)

Corporate Class	(2,144,849,304)	3,588,882,875	10,562,131	(255,308,233)

Net increase (decrease) in net assets resulting from share transactions	(6,899,164,794)	(1,023,780,478)	(875,290,211)	(4,469,831,807)

Net increase (decrease) in net assets	(6,899,141,826)	(1,023,654,304)	(875,286,883)	(4,469,528,168)

Net assets:
Beginning of period	31,306,671,125	32,330,325,429	4,465,959,628	8,935,487,796

End of period*	$24,407,529,299	$31,306,671,125	$3,590,672,745	$4,465,959,628

* Includes accumulated undistributed net investment income	$2,304,761	$2,304,696	$779,246	$779,191

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2010 and the year ended August 31, 2009
(Unaudited)

	Treasury Portfolio		Government & Agency Portfolio
	February 28,	August 31,	February 28,	August 31,
	2010	2009	2010	2009

Operations:
Net investment income	$3,259,761	$71,053,313	$6,009,845	$65,040,671

Net realized gain	207,313	500,543	2,705	246,194

Net increase in net assets resulting from operations	3,467,074	71,553,856	6,012,550	65,286,865

Distributions to shareholders from net investment income:
Institutional Class	(962,054)	(25,701,725)	(4,760,096)	(42,622,243)

Private Investment Class	(166,479)	(2,471,906)	(107,160)	(2,672,508)

Personal Investment Class	(35,637)	(516,829)	(3,305)	(92,666)

Cash Management Class	(1,626,024)	(34,500,234)	(470,464)	(10,479,447)

Reserve Class	(8,660)	(41,384)	(21,146)	(301,499)

Resource Class	(66,696)	(1,598,019)	(79,402)	(3,340,436)

Corporate Class	(394,211)	(6,223,216)	(568,285)	(5,531,872)

Total distributions from net investment income	(3,259,761)	(71,053,313)	(6,009,858)	(65,040,671)

Share transactions–net:
Institutional Class	(536,918,958)	242,973,439	(3,102,112,029)	7,843,243,506

Private Investment Class	(1,413,099,257)	1,114,086,769	34,164,363	276,550,984

Personal Investment Class	(13,560,049)	(259,366,509)	40,490	(12,012,488)

Cash Management Class	(3,976,403,877)	3,941,697,008	(195,822,307)	896,833,637

Reserve Class	38,262,375	(6,658,701)	(26,365,422)	4,289,572

Resource Class	(16,150,843)	(263,804,891)	(87,565,428)	160,815,277

Corporate Class	658,620,725	1,179,991,860	(636,334,393)	1,771,085,386

Net increase (decrease) in net assets resulting from share transactions	(5,259,249,884)	5,948,918,975	(4,013,994,726)	10,940,805,874

Net increase (decrease) in net assets	(5,259,042,571)	5,949,419,518	(4,013,992,034)	10,941,052,068

Net assets:
Beginning of period	21,295,384,182	15,345,964,664	14,962,999,469	4,021,947,401

End of period*	$16,036,341,611	$21,295,384,182	$10,949,007,435	$14,962,999,469

* Includes accumulated undistributed net investment income	$796,235	$796,235	$273,782	$273,795

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2010 and the year ended August 31, 2009
(Unaudited)

	Government TaxAdvantage
	Portfolio		Tax-Free Cash Reserve Portfolio
	February 28,	August 31,	February 28,	August 31,
	2010	2009	2010	2009

Operations:
Net investment income	$108,740	$1,802,215	$371,592	$23,973,205

Net realized gain (loss)	23	16,810	21,430	(22,317)

Net increase in net assets resulting from operations	108,763	1,819,025	393,022	23,950,888

Distributions to shareholders from net investment income:
Institutional Class	(87,604)	(1,351,087)	(259,987)	(13,009,492)

Private Investment Class	(9,479)	(160,241)	(31,321)	(1,828,224)

Personal Investment Class	(2,057)	(35,690)	(1,192)	(62,865)

Cash Management Class	(4,165)	(114,529)	(53,697)	(6,286,393)

Reserve Class	(778)	(18,594)	(2,847)	(139,845)

Resource Class	(5,410)	(121,572)	(22,548)	(1,628,204)

Corporate Class	(28)	(181)	—	(1,018,182)

Total distributions from net investment income	(109,521)	(1,801,894)	(371,592)	(23,973,205)

Share transactions–net:
Institutional Class	(183,529,248)	308,963,899	(193,689,061)	(936,106,159)

Private Investment Class	(11,454,509)	2,380,209	(65,451,258)	(94,497,894)

Personal Investment Class	(3,194,542)	871,302	(1,731,798)	(32,729,453)

Cash Management Class	(10,438,087)	(3,370,792)	(149,116,529)	(535,463,971)

Reserve Class	(3,077,061)	(6,774,557)	1,401,697	(28,292,619)

Resource Class	41,115,975	(16,349,278)	(35,567,099)	(132,418,789)

Corporate Class	(14,500)	105	(45,731,381)	3,700,743

Net increase (decrease) in net assets resulting from share transactions	(170,591,972)	285,720,888	(489,885,429)	(1,755,808,142)

Net increase (decrease) in net assets	(170,592,730)	285,738,019	(489,863,999)	(1,755,830,459)

Net assets:
Beginning of period	640,262,473	354,524,454	1,594,076,530	3,349,906,989

End of period*	$469,669,743	$640,262,473	$1,104,212,531	$1,594,076,530

* Includes accumulated undistributed net investment income	$39,230	$40,011	$—	$—

Notes to Financial Statements

February 28, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio,

50        Short-Term Investments Trust

Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity for Tax-Free Cash Reserve Portfolio.
  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print, which is generally 45 days from the period-end date.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Treasury Guarantee Program — The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury’s (the “Treasury Department”) Temporary Guarantee Program for Money Market Funds (the “Program”) as extended. Under the Program, the Treasury

51        Short-Term Investments Trust

Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of liquidation is less than $0.995. On April 7, 2009, the Funds’ Board approved Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio to participate in the final extension of the Program through September 18, 2009. The Program expired on September 18, 2009.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
K.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million

Liquid Assets Portfolio	0.15%	0.15%	0.15%

STIC Prime Portfolio	0.15%	0.15%	0.15%

Treasury Portfolio	0.15%	0.15%	0.15%

Government & Agency Portfolio	0.10%	0.10%	0.10%

Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%

Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

  Under the terms of a master sub-advisory agreement approved by shareholders of the Funds between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.

52        Short-Term Investments Trust

  The Adviser has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%

STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%

Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Aim Distributors, Inc. (“IADI”).
  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver to exceed the number reflected above: (1) Rule 12b-1 plan fees, if any; (2) interest; (3) taxes; (4) extraordinary items or non-routine items, including payments to participate in the United States Treasury Temporary Guarantee Program; and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time.
  For the six months ended February 28, 2010, Invesco waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Liquid Assets Portfolio	$4,628,809

STIC Prime Portfolio	962,638

Treasury Portfolio	4,064,374

Government & Agency Portfolio	—

Government TaxAdvantage Portfolio	338,909

Tax-Free Cash Reserve Portfolio	307,620

  Further, Invesco and/or IADI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2010 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$514,947	$229,541	$—	$395,210	$118,899	$—

STIC Prime Portfolio	383,868	360,508	16,853	37,056	85,304	—

Treasury Portfolio	1,339,084	539,630	3,290,995	253,563	291,312	284,467

Government & Agency Portfolio	750,189	42,572	119,629	452,021	174,838	496

Government TaxAdvantage Portfolio	59,314	30,440	8,604	18,236	30,538	41

Tax-Free Cash Reserve Portfolio	164,933	15,743	57,226	64,055	66,732	766

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. (“IAIS”) pursuant to which each Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Under the terms of a master distribution agreement between IADI and the Trust, IADI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private	Personal	Cash
Investment	Investment	Management	Reserve	Resource	Corporate
Class	Class	Class	Class	Class	Class

0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

53        Short-Term Investments Trust

  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.
  IADI has contractually agreed, through at least June 30, 2010, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

  Pursuant to the agreement above, for the six months ended February 28, 2010, expenses incurred under the plans are shown on the Statement of Operations as distribution fees. Plan fees waived by IADI under the agreement are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$758,791	$119,336	$321,818	$71,737	N/A	N/A

STIC Prime Portfolio	367,075	157,248	77,877	6,170	48,819	N/A

Treasury Portfolio	919,933	198,604	907,704	38,056	75,626	N/A

Government & Agency Portfolio	667,952	18,221	176,077	74,622	88,407	N/A

Government TaxAdvantage Portfolio	60,171	11,152	2,276	2,738	7,728	N/A

Tax-Free Cash Reserve Portfolio	197,526	6,201	25,308	10,046	22,709	N/A

  Certain officers and trustees of the Trust are officers and directors of Invesco, IAIS and/or IADI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 28, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Short-term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$24,312,748,356	$—	$24,312,748,356

STIC Prime Portfolio	—	3,621,194,187	—	3,621,194,187

Treasury Portfolio	—	16,037,149,825	—	16,037,149,825

Government & Agency Portfolio	—	10,971,316,449	—	10,971,316,449

Government TaxAdvantage Portfolio	—	478,547,111	—	478,547,111

Tax-Free Cash Reserve Portfolio	—	1,067,834,433	—	1,067,834,433

54        Short-Term Investments Trust

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2010, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Liquid Assets Portfolio	$1,646,146,983	$1,830,326,013	$—

STIC Prime Portfolio	469,607,440	279,108,294	—

Government & Agency Portfolio	—	149,999,806	2,681

Government TaxAdvantage Portfolio	149,999,806	150,000,000	—

Tax-Free Cash Reserve Portfolio	1,421,549,806	1,662,773,298	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
  During the six months ended February 28, 2010, the Funds in aggregate paid legal fees of $61,081 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (i) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (ii) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund below had a capital loss carryforward as of August 31, 2009 which expires as follows:

	August 31, 2015	August 31, 2017	Total*

Tax-Free Cash Reserve Portfolio	$13,734	$12,152	$25,886

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

55        Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	57,337,621,840	$57,337,621,840	115,210,746,376	$115,210,746,376

Private Investment Class	3,465,542,362	3,465,542,362	5,348,698,563	5,348,698,563

Personal Investment Class	400,030,845	400,030,845	1,108,427,503	1,108,427,503

Cash Management Class	9,058,433,028	9,058,433,028	22,021,236,511	22,021,236,511

Reserve Class	598,093,172	598,093,172	464,078,823	464,078,823

Resource Class	1,497,211,449	1,497,211,449	4,436,961,030	4,436,961,030

Corporate Class	12,027,492,934	12,027,492,934	25,713,082,952	25,713,082,952

Issued as reinvestment of dividends:
Institutional Class	6,697,434	6,697,434	92,389,548	92,389,548

Private Investment Class	65,775	65,775	4,175,312	4,175,312

Personal Investment Class	22,166	22,166	1,019,143	1,019,143

Cash Management Class	1,338,548	1,338,548	19,297,845	19,297,845

Reserve Class	15,913	15,913	423,816	423,816

Resource Class	202,236	202,236	9,417,843	9,417,843

Corporate Class	1,619,906	1,619,906	11,816,258	11,816,258

Reacquired:
Institutional Class	(61,275,978,425)	(61,275,978,425)	(119,606,311,487)	(119,606,311,487)

Private Investment Class	(3,497,890,646)	(3,497,890,646)	(5,479,702,739)	(5,479,702,739)

Personal Investment Class	(434,838,833)	(434,838,833)	(1,082,551,946)	(1,082,551,946)

Cash Management Class	(9,497,356,299)	(9,497,356,299)	(21,844,880,214)	(21,844,880,214)

Reserve Class	(527,132,798)	(527,132,798)	(460,563,612)	(460,563,612)

Resource Class	(1,886,393,257)	(1,886,393,257)	(4,855,525,668)	(4,855,525,668)

Corporate Class	(14,173,962,144)	(14,173,962,144)	(22,136,016,335)	(22,136,016,335)

Net increase (decrease) in share activity	(6,899,164,794)	$(6,899,164,794)	(1,023,780,478)	$(1,023,780,478)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

56        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	3,510,338,472	$3,510,338,472	12,290,583,897	$12,290,583,897

Private Investment Class	1,106,876,911	1,106,876,911	3,931,182,671	3,931,182,671

Personal Investment Class	1,119,338,686	1,119,338,686	3,996,774,649	3,996,774,649

Cash Management Class	1,874,016,961	1,874,016,961	4,111,368,752	4,111,368,752

Reserve Class	40,473,335	40,473,335	229,777,763	229,777,763

Resource Class	448,695,267	448,695,267	1,256,286,686	1,256,286,686

Corporate Class	334,562,120	334,562,120	1,622,091,750	1,622,091,750

Issued as reinvestment of dividends:
Institutional Class	560,836	560,836	10,313,548	10,313,548

Private Investment Class	36,490	36,490	2,693,226	2,693,226

Personal Investment Class	30,164	30,164	2,391,491	2,391,491

Cash Management Class	106,242	106,242	9,806,592	9,806,592

Reserve Class	604	604	137,979	137,979

Resource Class	24,863	24,863	1,712,359	1,712,359

Corporate Class	65,499	65,499	1,037,479	1,037,479

Reacquired:
Institutional Class	(4,128,815,237)	(4,128,815,237)	(15,032,103,983)	(15,032,103,983)

Private Investment Class	(1,206,373,669)	(1,206,373,669)	(4,204,773,678)	(4,204,773,678)

Personal Investment Class	(1,162,128,916)	(1,162,128,916)	(4,223,838,556)	(4,223,838,556)

Cash Management Class	(1,998,699,686)	(1,998,699,686)	(4,793,389,253)	(4,793,389,253)

Reserve Class	(40,515,870)	(40,515,870)	(286,335,170)	(286,335,170)

Resource Class	(449,817,795)	(449,817,795)	(1,517,112,547)	(1,517,112,547)

Corporate Class	(324,065,488)	(324,065,488)	(1,878,437,462)	(1,878,437,462)

Net increase (decrease) in share activity	(875,290,211)	$(875,290,211)	(4,469,831,807)	$(4,469,831,807)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

57        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	13,012,469,054	$13,012,469,054	51,181,133,777	$51,181,133,777

Private Investment Class	3,088,366,685	3,088,366,685	13,590,064,578	13,590,064,578

Personal Investment Class	779,892,324	779,892,324	2,462,023,476	2,462,023,476

Cash Management Class	24,216,662,731	24,216,662,731	49,522,914,925	49,522,914,925

Reserve Class	275,034,049	275,034,049	327,457,354	327,457,354

Resource Class	869,823,144	869,823,144	2,023,916,969	2,023,916,969

Corporate Class	8,627,755,921	8,627,755,921	24,071,126,166	24,071,126,166

Issued as reinvestment of dividends:
Institutional Class	430,942	430,942	13,766,545	13,766,545

Private Investment Class	53,707	53,707	1,355,282	1,355,282

Personal Investment Class	39,332	39,332	794,376	794,376

Cash Management Class	272,218	272,218	7,153,769	7,153,769

Reserve Class	7,096	7,096	51,349	51,349

Resource Class	56,904	56,904	1,980,528	1,980,528

Corporate Class	260,658	260,658	5,090,909	5,090,909

Reacquired:
Institutional Class	(13,549,818,954)	(13,549,818,954)	(50,951,926,883)	(50,951,926,883)

Private Investment Class	(4,501,519,649)	(4,501,519,649)	(12,477,333,091)	(12,477,333,091)

Personal Investment Class	(793,491,705)	(793,491,705)	(2,722,184,361)	(2,722,184,361)

Cash Management Class	(28,193,338,826)	(28,193,338,826)	(45,588,371,686)	(45,588,371,686)

Reserve Class	(236,778,770)	(236,778,770)	(334,167,404)	(334,167,404)

Resource Class	(886,030,891)	(886,030,891)	(2,289,702,388)	(2,289,702,388)

Corporate Class	(7,969,395,854)	(7,969,395,854)	(22,896,225,215)	(22,896,225,215)

Net increase (decrease) in share activity	(5,259,249,884)	$(5,259,249,884)	5,948,918,975	$5,948,918,975

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 44% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

58        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	37,020,545,032	$37,020,545,032	68,158,587,580	$68,158,587,580

Private Investment Class	1,540,709,914	1,540,709,914	7,841,778,183	7,841,778,183

Personal Investment Class	60,430,819	60,430,819	190,466,782	190,466,782

Cash Management Class	4,322,758,949	4,322,758,949	10,444,803,117	10,444,803,117

Reserve Class	232,650,278	232,650,278	434,676,362	434,676,362

Resource Class	1,547,163,014	1,547,163,014	4,567,230,434	4,567,230,434

Corporate Class	3,355,442,362	3,355,442,362	9,532,168,089	9,532,168,089

Issued as reinvestment of dividends:
Institutional Class	3,187,630	3,187,630	28,153,603	28,153,603

Private Investment Class	56,259	56,259	1,556,833	1,556,833

Personal Investment Class	614	614	34,041	34,041

Cash Management Class	524,465	524,465	10,189,620	10,189,620

Reserve Class	23,386	23,386	398,039	398,039

Resource Class	59,580	59,580	2,237,117	2,237,117

Corporate Class	376,423	376,423	2,892,316	2,892,316

Reacquired:
Institutional Class	(40,125,844,691)	(40,125,844,691)	(60,343,497,677)	(60,343,497,677)

Private Investment Class	(1,506,601,810)	(1,506,601,810)	(7,566,784,032)	(7,566,784,032)

Personal Investment Class	(60,390,943)	(60,390,943)	(202,513,311)	(202,513,311)

Cash Management Class	(4,519,105,721)	(4,519,105,721)	(9,558,159,100)	(9,558,159,100)

Reserve Class	(259,039,086)	(259,039,086)	(430,784,829)	(430,784,829)

Resource Class	(1,634,788,022)	(1,634,788,022)	(4,408,652,274)	(4,408,652,274)

Corporate Class	(3,992,153,178)	(3,992,153,178)	(7,763,975,019)	(7,763,975,019)

Net increase (decrease) in share activity	(4,013,994,726)	$(4,013,994,726)	10,940,805,874	$10,940,805,874

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

59        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,119,138,523	$1,119,138,523	2,232,883,956	$2,232,883,956

Private Investment Class	169,863,831	169,863,831	274,551,140	274,551,140

Personal Investment Class	35,784,998	35,784,998	167,645,922	167,645,922

Cash Management Class	5,303,476	5,303,476	24,068,707	24,068,707

Reserve Class	27,538,498	27,538,498	73,485,734	73,485,734

Resource Class	56,245,217	56,245,217	28,199,787	28,199,787

Corporate Class	50,000,000	50,000,000	351,723	351,723

Issued as reinvestment of dividends:
Institutional Class	104,425	104,425	1,279,524	1,279,524

Private Investment Class	4,087	4,087	106,322	106,322

Personal Investment Class	—	—	—	—

Cash Management Class	4,574	4,574	139,970	139,970

Reserve Class	122	122	1,093	1,093

Resource Class	2,145	2,145	120,734	120,734

Corporate Class	12	12	194	194

Reacquired:
Institutional Class	(1,302,772,196)	(1,302,772,196)	(1,925,199,581)	(1,925,199,581)

Private Investment Class	(181,322,427)	(181,322,427)	(272,277,253)	(272,277,253)

Personal Investment Class	(38,979,540)	(38,979,540)	(166,774,620)	(166,774,620)

Cash Management Class	(15,746,137)	(15,746,137)	(27,579,469)	(27,579,469)

Reserve Class	(30,615,681)	(30,615,681)	(80,261,384)	(80,261,384)

Resource Class	(15,131,387)	(15,131,387)	(44,669,799)	(44,669,799)

Corporate Class	(50,014,512)	(50,014,512)	(351,812)	(351,812)

Net increase (decrease) in share activity	(170,591,972)	$(170,591,972)	285,720,888	$285,720,888

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 67% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

60        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,100,850,130	$1,100,850,130	7,425,779,177	$7,425,779,177

Private Investment Class	135,420,176	135,420,176	511,847,886	511,847,886

Personal Investment Class	7,503,755	7,503,755	13,445,479	13,445,479

Cash Management Class	1,119,986,803	1,119,986,803	2,792,727,250	2,792,727,250

Reserve Class	12,121,152	12,121,152	27,969,701	27,969,701

Resource Class	83,307,037	83,307,037	394,300,830	394,300,830

Corporate Class	8,710,758	8,710,758	763,229,887	763,229,887

Issued as reinvestment of dividends:
Institutional Class	68,878	68,878	4,361,045	4,361,045

Private Investment Class	28,656	28,656	1,750,991	1,750,991

Personal Investment Class	321	321	14,257	14,257

Cash Management Class	39,983	39,983	6,129,570	6,129,570

Reserve Class	2,847	2,847	164,252	164,252

Resource Class	17,864	17,864	896,000	896,000

Corporate Class	0	0	676,626	676,626

Reacquired:
Institutional Class	(1,294,608,069)	(1,294,608,069)	(8,366,246,381)	(8,366,246,381)

Private Investment Class	(200,900,090)	(200,900,090)	(608,096,771)	(608,096,771)

Personal Investment Class	(9,235,874)	(9,235,874)	(46,189,189)	(46,189,189)

Cash Management Class	(1,269,143,315)	(1,269,143,315)	(3,334,320,791)	(3,334,320,791)

Reserve Class	(10,722,302)	(10,722,302)	(56,426,572)	(56,426,572)

Resource Class	(118,892,000)	(118,892,000)	(527,615,619)	(527,615,619)

Corporate Class	(54,442,139)	(54,442,139)	(760,205,770)	(760,205,770)

Net increase (decrease) in share activity	(489,885,429)	$(489,885,429)	(1,755,808,142)	$(1,755,808,142)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9—Subsequent Event

Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” will be changed to “Invesco”.

61        Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Private Investment Class

												Ratio of		Ratio of
				Net gains								expenses		Expenses
				(losses)								to average		to average		Ratio of net
	Net asset			on securities		Dividends						net assets		net assets without		investment
	value,	Net		(both	Total from	from net	Distributions		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	from net	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		unrealized)	operations	income	realized gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets

Liquid Assets Portfolio
Six months ended 02/28/10	1.00	$0.00	(b)	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.02%	$716,462	0.31	%(c)	0.68	%(c)	0.04	%(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	1.00	748,744	0.46		0.71		0.87
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	3.49	875,556	0.42		0.67		3.34
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.06	885,779	0.42		0.68		4.95
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	(0.00)	(0.04)	1.00	4.26	980,681	0.42		0.68		4.20
Year ended 08/31/05	1.00	0.02		(0.00)	0.02	(0.02)	—	(0.02)	1.00	2.19	808,821	0.42		0.69		2.14

STIC Prime Portfolio
Six months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	330,519	0.24	(c)	0.70	(c)	0.03	(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.64	429,979	0.42		0.73		0.68
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.32	700,843	0.42		0.68		3.16
Year ended 08/31/07	1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00	5.07	632,811	0.42		0.69		4.95
Year ended 08/31/06	1.00	0.04		—	0.04	(0.04)	—	(0.04)	1.00	4.28	591,306	0.42		0.69		4.23
Year ended 08/31/05	1.00	0.02		—	0.02	(0.02)	—	(0.02)	1.00	2.21	556,709	0.42		0.69		2.18

Treasury Portfolio
Six months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	854,830	0.14	(c)	0.68	(c)	0.03	(c)
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.19	2,267,919	0.31		0.70		0.21
Year ended 08/31/08	1.00	0.02	(b)	0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	2.62	1,153,785	0.42		0.68		2.36
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	4.85	1,250,648	0.42		0.69		4.73
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.06	972,350	0.42		0.70		3.97
Year ended 08/31/05	1.00	0.02		0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	2.06	1,229,249	0.42		0.70		2.03

Government & Agency Portfolio
Six months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	815,428	0.21	(c)	0.63	(c)	0.04	(c)
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.46	781,264	0.39		0.65		0.35
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.12	504,696	0.42		0.64		2.98
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	4.99	599,041	0.42		0.65		4.88
Year ended 08/31/06	1.00	0.04		(0.00)	0.04	(0.04)	—	(0.04)	1.00	4.18	518,524	0.42		0.66		4.15
Year ended 08/31/05	1.00	0.02		(0.00)	0.02	(0.02)	—	(0.02)	1.00	2.14	750,824	0.42		0.67		2.12

Government TaxAdvantage Portfolio
Six months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	31,468	0.14	(c)	0.76	(c)	0.03	(c)
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.38	42,922	0.35		0.80		0.31
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.02	40,540	0.37		0.74		3.05
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	4.95	43,318	0.37		0.80		4.83
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.15	89,063	0.37		0.87		4.06
Year ended 08/31/05	1.00	0.02		0.00	0.02	(0.02)	—	(0.02)	1.00	2.13	69,277	0.37		0.91		2.15

Tax-Free Cash Reserve Portfolio
Six months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	140,947	0.29	(c)	0.80	(c)	0.04	(c)
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.70	206,398	0.48		0.81		0.83
Five months ended 08/31/08	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.62	300,898	0.47	(d)	0.75	(d)	1.51	(d)
Year ended 03/31/08	1.00	0.03		(0.00)	0.03	(0.03)	—	(0.03)	1.00	3.02	249,372	0.47		0.75		2.98
Year ended 03/31/07	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	3.15	185,163	0.47		0.75		3.11
Year ended 03/31/06	1.00	0.02		—	0.02	(0.02)	—	(0.02)	1.00	2.27	220,988	0.47		0.77		2.24
Year ended 03/31/05	1.00	0.01		—	0.01	(0.01)	—	(0.01)	1.00	0.99	196,617	0.47		0.77		0.99

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)	Calculated using average shares outstanding.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $765,079, $370,117, $927,557, $673,487, $48,536 and $159,330 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

62        Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Private Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2009 through February 28, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Private Investment Class	(09/01/09)	(02/28/10)[1]	Period[2]	(02/28/10)	Period[2]	Ratio
Liquid Assets Portfolio	$1,000.00	$1,001.50	$1.54	$1,023.26	$1.56	0.31%

STIC Prime Portfolio	1,000.00	1,000.20	1.19	1,023.60	1.20	0.24

Treasury Portfolio	1,000.00	1,000.20	0.69	1,024.10	0.70	0.14

Government & Agency Portfolio	1,000.00	1,000.20	1.04	1,023.75	1.05	0.21

Government TaxAdvantage Portfolio	1,000.00	1,000.20	0.69	1,024.10	0.70	0.14

Tax-Free Cash Reserve Portfolio	1,000.00	1,000.20	1.44	1,023.36	1.45	0.29

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2009 through February 28, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

63        Short-Term Investments Trust

Invesco Aim Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco Aim collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco Aim, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco Aim maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website — invescoaim.com. More detail is available to you at that site.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. To locate each Fund’s portfolio holdings, click the Products and Performance tab at the top and select Product Overviews. Then, select your Fund from the drop-down menu. Links to each Fund’s complete monthly and quarterly holdings are available on this Web page. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. Click the About Us tab at the top of the home page; click on Legal Information; and then click on Invesco Aim Proxy Voting Guidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com and click the About Us tab at the top of the home page; click on Legal Information and then click on Proxy Voting Search. Next, select the Fund from the drop-down menu. This information is also available on the SEC website, sec.gov.
     If used after July 20, 2010, this report must be accompanied by a Fund fact sheet for the most recent month- end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Aim Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds.
Both are wholly owned, indirect subsidiaries of Invesco Ltd.
     On or about April 30, 2010, Invesco Aim Distributors, Inc. becomes Invesco Distributors, Inc., Invesco Aim Investment Services, Inc. becomes Invesco Investment Services, Inc., and AIM funds become Invesco funds. In addition, invescoaim.com becomes invesco.com.

CM-STIT-SAR-5	Invesco Aim Distributors, Inc.

Reserve Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Semiannual Report to Shareholders ▪ February 28, 2010

2	Fund Data
3	Letters to Shareholders
4	Schedules of Investments
45	Financial Statements
50	Notes to Financial Statements
62	Financial Highlights
63	Fund Expenses

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency and is not a deposit or other obligation of, or guaranteed by, a depository institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Read it carefully before you invest or send money.
Invesco Global Cash Management is a brand name encompassing products and services provided by one or more subsidiaries of Invesco Ltd. References to Invesco Fixed Income describe a fixed income team composed of affiliated Invesco entities worldwide.
Unless otherwise stated, information presented in this report is as of February 28, 2010, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Data

Reserve Class data as of 2/28/10

FUND		YIELDS		WEIGHTED AVERAGE MATURITY		TOTAL NET ASSETS
		7-Day SEC Yields
		Had Fees Not
		Been Waived and/or		Range During
	7-Day	Expenses Not	Monthly	Reporting	At Reporting
	SEC Yields	Been Reimbursed	Yields	Period	Period End

Liquid Assets	0.02%	-0.15%	0.02%	41 - 56 days	42 days	$143.9 million

STIC Prime	0.02	-0.16	0.02	11 - 26 days	18 days	9.2 million

Treasury	0.02	-0.15	0.02	40 - 54 days	52 days	67.9 million

Government & Agency	0.02	-0.11	0.02	35 - 52 days	47 days	113.0 million

Government TaxAdvantage	0.02	-0.25	0.02	25 - 53 days	37 days	2.6 million

Tax-Free Cash Reserve	0.02	-0.12	0.02	23 - 37 days	27 days	16.2 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Had the adviser and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Monthly yields represent annualized results for the month, net of fees and expenses, and exclude any realized capital gains or losses.
2	Short-Term Investments Trust

Letters to Shareholders
Bruce Crockett
Dear Fellow Shareholders:
While 2009 was a challenging year for all of us, the final months of the decade concluded with many of us feeling more optimistic about the years ahead. Perhaps one of the most valuable lessons from 2009 is the importance of a long-term, diversified investment strategy, which I’ve mentioned in previous letters.
     Cash and cash equivalents comprised an important segment of many investors’ portfolios during the volatile market environment in 2009. As it has over the years, Invesco Global Cash Management served its clients well during this period of uncertainty by adhering to its conservative investment philosophy.
     Having navigated the recent crisis without any credit issues in our money market funds, Invesco continues to work with industry officials and regulatory authorities to identify “best practices” for the money market fund industry going forward. New rules for money market funds approved in January 2010 by the U.S. Securities and Exchange Commission incorporate many of these best practices, and promise additional disclosure and greater transparency for money market fund investors.
     Just as Invesco Global Cash Management is committed to managing its money market funds for safety and liquidity, your Board is committed to earning your continued trust. Board members exercise oversight to maintain the AIM Funds’ “Investor First” orientation, manage costs and enhance performance to put your interests first.
     To that end, some of you may have seen it reported in the latter part of 2009 that Invesco will assume the management of the Van Kampen family of mutual funds as well as the retail Morgan Stanley funds. The closing will be later this year, and we view this addition as an opportunity to provide you access to an even broader range of funds under the Invesco umbrella.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing and serving you.
Best regards,

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

Karen Dunn Kelley
Dear Shareholders:
The period covered by this report was a challenging one for investors in short-term cash management investments — as well as for those of us who manage such investments.
     After four quarters of contraction, the U.S. economy expanded in the third and fourth quarters of 2009. Although the strength and sustainability of the economic recovery was uncertain, signs of improvement were undeniable.
     Nonetheless, after experiencing significant stock market volatility over the last couple of years, many investors remained risk averse and preferred the relative safety and liquidity of cash or cash equivalents to equities. They did so despite historically low yields on money market funds.
     During the reporting period, those of us at Invesco Global Cash Management faced the challenge of providing investors with positive yields despite record-low short-term interest rates — and doing so in the face of a shrinking supply of creditworthy money market securities.
     Despite these challenges, we remained steadfast in our commitment to minimizing credit risk in our portfolios and avoiding issuers with potential event and headline risk. Our strict adherence to our time-tested credit and risk management processes was reflected in our continued growth in calendar year 2009 — when our growth outpaced the industry and our assets under management reached an all-time high.
     For Invesco Global Cash Management, part of Invesco Fixed Income, safety is of paramount importance to the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield — in that order — to our money market fund investors.
     All of us at Invesco Fixed Income are dedicated to helping our clients achieve their short-term cash management needs. We are also dedicated to excellence in customer service. If you have questions about your account, please contact one of our Cash Management representatives at 800 659 1005.
Sincerely,

Karen Dunn Kelley
CEO, Invesco Fixed Income

3Short-Term Investments Trust

Schedule of Investments

February 28, 2010
(Unaudited)

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–34.67%(a)
Asset-Backed Securities–Commercial Loans/Leases–6.92%
Amstel Funding Corp.(b)(c)	0.65%	03/30/10	$150,000	$149,921,458

Amstel Funding Corp.(b)(c)	0.90%	04/20/10	115,000	114,856,250

Amstel Funding Corp.(b)(c)	1.35%	03/11/10	200,000	199,925,000

Amstel Funding Corp.(b)(c)	1.35%	03/12/10	175,000	174,927,813

Atlantis One Funding Corp.(b)(c)	0.20%	04/06/10	100,000	99,980,000

Atlantis One Funding Corp.(b)(c)	0.22%	06/16/10	135,000	134,913,731

Atlantis One Funding Corp.(b)(c)	0.22%	06/09/10	151,000	150,907,722

Atlantis One Funding Corp.(b)(c)	0.29%	08/09/10	100,000	99,870,306

Atlantis One Funding Corp.(b)(c)	0.30%	08/04/10	200,000	199,744,333

Atlantis One Funding Corp.(b)(c)	0.30%	05/06/10	100,000	99,945,000

Atlantis One Funding Corp.(b)(c)	0.30%	07/06/10	175,000	174,814,792

Atlantis One Funding Corp.(b)(c)	0.30%	08/02/10	90,000	89,884,500

				1,689,690,905

Asset-Backed Securities–Consumer Receivables–1.52%
Amsterdam Funding Corp.(c)	0.18%	04/07/10	100,000	99,981,500

Amsterdam Funding Corp.(c)	0.20%	03/08/10	80,189	80,185,882

Barton Capital LLC(c)	0.19%	05/11/10	80,043	80,013,006

Old Line Funding, LLC(c)	0.19%	03/09/10	110,061	110,056,353

				370,236,741

Asset-Backed Securities–Fully Backed–0.66%
Straight-A Funding LLC
–Series 1, (CEP–Federal Financing Bank)(c)	0.18%	03/01/10	85,000	85,000,000

–Series 1, (CEP–Federal Financing Bank)(c)	0.18%	03/11/10	75,000	74,996,250

				159,996,250

Asset-Backed Securities–Fully Supported Bank–4.82%
Crown Point Capital Co., LLC
–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(c)	0.40%	03/05/10	45,000	44,998,000

–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(c)	0.40%	03/08/10	100,000	99,992,222

–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(c)	0.40%	03/16/10	60,000	59,990,000

–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(c)	0.40%	03/19/10	170,000	169,966,000

Grampian Funding Ltd./LLC
(CEP–Lloyds TSB Bank PLC)(b)(c)	0.24%	04/06/10	123,000	122,970,480

(CEP–Lloyds TSB Bank PLC)(b)(c)	0.24%	04/19/10	55,000	54,982,033

(CEP–Lloyds TSB Bank PLC)(b)(c)	0.25%	03/16/10	183,000	182,980,938

LMA-Americas, LLC
(CEP–Credit Agricole S.A.)(b)(c)	0.18%	04/23/10	78,400	78,379,224

(CEP–Credit Agricole S.A.)(b)(c)	0.20%	03/22/10	80,000	79,990,667

Matchpoint Master Trust–Series A, (CEP–BNP Paribas)(b)(c)	0.18%	03/12/10	104,461	104,455,255

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Fully Supported Bank–(continued)

Surrey Funding Corp.
(CEP–Barclays Bank PLC)(b)(c)	0.19%	03/17/10	$79,000	$78,993,329

(CEP–Barclays Bank PLC)(b)(c)	0.20%	04/12/10	50,000	49,988,333

(CEP–Barclays Bank PLC)(b)(c)	0.20%	04/20/10	50,000	49,986,111

				1,177,672,592

Asset-Backed Securities–Multi-Purpose–2.76%
Atlantic Asset Securitization LLC(c)	0.17%	03/15/10	105,000	104,993,058

Atlantic Asset Securitization LLC(c)	0.18%	04/09/10	60,000	59,988,300

Atlantic Asset Securitization LLC(c)	0.19%	05/04/10	50,000	49,983,111

Atlantic Asset Securitization LLC(c)	0.20%	05/10/10	50,000	49,980,556

Gemini Securitization Corp., LLC(c)	0.20%	05/03/10	47,000	46,983,550

Mont Blanc Capital Corp.(b)(c)	0.18%	03/04/10	97,000	96,998,545

Regency Markets No. 1, LLC(b)(c)	0.18%	03/22/10	56,000	55,994,120

Tulip Funding Corp.(b)(c)	0.18%	03/22/10	113,483	113,471,415

Tulip Funding Corp.(b)(c)	0.21%	03/01/10	95,000	95,000,000

				673,392,655

Asset-Backed Securities–Securities–4.51%
Aspen Funding Corp.(c)	0.16%	03/05/10	70,000	69,998,756

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.21%	04/19/10	100,000	99,971,417

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.22%	04/19/10	100,000	99,970,056

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.23%	04/07/10	25,000	24,994,090

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.23%	04/19/10	175,000	174,945,215

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.23%	04/21/10	75,000	74,975,562

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.26%	03/10/10	104,250	104,243,224

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.26%	03/15/10	52,000	51,994,742

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.26%	03/18/10	50,000	49,993,861

Solitaire Funding Ltd./LLC(b)(c)	0.20%	03/05/10	90,000	89,998,000

Solitaire Funding Ltd./LLC(b)(c)	0.20%	03/10/10	200,000	199,990,000

Tempo Finance Ltd./Corp.(b)(c)	0.22%	05/05/10	60,000	59,976,167

				1,101,051,090

Diversified Banks–5.98%
Bank of Nova Scotia(b)	0.21%	06/02/10	275,000	274,850,813

ING (U.S.) Funding LLC(b)	0.16%	03/05/10	200,000	199,996,445

National Australia Funding Delaware Inc.(b)(c)	0.17%	04/19/10	200,000	199,953,722

Santander Central Hispano Finance (Delaware) Inc.(b)	0.40%	04/09/10	155,000	154,932,833

Societe Generale North America, Inc.(b)	0.23%	05/25/10	230,000	229,875,097

Societe Generale North America, Inc.(b)	0.25%	04/07/10	400,000	399,897,222

				1,459,506,132

Integrated Oil & Gas–0.16%
Total Capital S.A.(b)(c)	0.17%	03/31/10	39,250	39,244,603

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Life & Health Insurance–1.14%
Metlife Short Term Funding LLC(c)	0.19%	03/01/10	$143,700	$143,700,000

Metlife Short Term Funding LLC(c)	0.19%	03/04/10	135,000	134,997,862

				278,697,862

Municipal Commercial Paper–1.35%
District of Columbia (National Academy of Sciences);
Series 2008A, Commercial Paper RB (LOC–Bank of America, N.A.)(d)	0.23%	03/04/10	18,000	18,000,000

Series 2009A, Commercial Paper RB (LOC–Bank of America, N.A.)(d)	0.20%	03/04/10	55,220	55,220,000

Illinois (State of) Educational Facilities Authority (Pooled Financing Program); Series 2002, Commercial Paper RN (LOC–Northern Trust Co.)(d)	0.21%	04/05/10	20,000	20,000,000

University of Texas System Board of Regents (Revenue Financing System);
Series 2002 A, Commercial Paper Notes	0.18%	03/05/10	35,000	35,000,000

Series 2002 A, Commercial Paper Notes	0.18%	04/06/10	5,000	5,000,000

Series 2002 A, Commercial Paper Notes	0.19%	07/09/10	20,000	20,000,000

Series 2002 A, Commercial Paper Notes	0.20%	05/24/10	25,000	25,000,000

Series 2002 A, Commercial Paper Notes	0.22%	06/03/10	33,875	33,875,000

Series 2002 A, Commercial Paper Notes	0.22%	07/13/10	20,000	20,000,000

Upper Trinity Regional Water District; Series 2010 A, Supply System Commercial Paper RN (LOC–Bank of America, N.A.)(d)	0.16%	03/01/10	22,350	22,350,000

Whiting (City of), Indiana (BP Products North America Inc.); Series 2009, Environmental Facilities Commercial Paper RB(b)	0.23%	03/03/10	31,500	31,500,000

Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care, Inc.);
Series 2009A, Commercial Paper RB (LOC–U.S. Bank, N.A.)(d)	0.25%	06/02/10	25,000	25,000,000

Series 2009A, Commercial Paper RB (LOC–U.S. Bank, N.A.)(d)	0.25%	07/07/10	20,000	20,000,000

				330,945,000

Packaged Foods & Meats–1.47%
Nestle Capital Corp.(b)(c)	0.30%	07/06/10	150,000	149,841,250

Nestle Capital Corp.(b)(c)	0.35%	05/13/10	100,000	99,929,028

Nestle Capital Corp.(b)(c)	0.35%	06/11/10	108,000	107,892,900

				357,663,178

Regional Banks–3.38%
ANZ National (Int’l) Ltd.(b)(c)	0.35%	04/19/10	70,000	69,966,653

Banque et Caisse d’Epargne de l’Etat(b)	0.20%	05/13/10	50,000	49,980,229

Banque et Caisse d’Epargne de l’Etat(b)	0.21%	03/15/10	100,000	99,991,833

Commonwealth Bank of Australia(b)(c)	0.19%	05/10/10	200,000	199,926,111

Fortis Funding LLC(b)(c)	0.22%	05/26/10	200,000	199,894,889

Svenska Handelsbanken, Inc.(b)	0.20%	05/19/10	204,800	204,712,363

				824,472,078

Total Commercial Paper (Cost $8,462,569,086)				8,462,569,086

Certificates of Deposit–30.56%
Banco Bilbao Vizcaya Argentaria, S.A.	0.30%	04/16/10	100,000	100,001,276

Banco Bilbao Vizcaya Argentaria, S.A.	0.32%	05/12/10	100,000	100,001,997

Banco Bilbao Vizcaya Argentaria, S.A.	0.34%	05/17/10	100,000	100,000,000

Banco Bilbao Vizcaya Argentaria, S.A.	0.46%	06/17/10	200,000	200,002,990

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)

Banco Bilbao Vizcaya Argentaria, S.A. (United Kingdom)(b)	0.31%	07/06/10	$100,000	$100,003,522

Bank of Nova Scotia(e)	0.23%	12/06/10	200,000	200,000,000

BNP Paribas (United Kingdom)(b)	0.23%	04/07/10	250,000	250,002,568

BNP Paribas	0.28%	06/14/10	160,000	160,000,000

Credit Agricole Corporate & Investment Bank	0.17%	03/01/10	63,000	63,000,000

Credit Agricole Corporate & Investment Bank(e)	0.33%	10/26/10	100,000	100,000,000

Credit Agricole Corporate & Investment Bank	0.53%	03/01/10	100,000	100,000,000

Credit Agricole Corporate & Investment Bank	0.70%	09/10/10	200,000	200,000,000

Credit Agricole Corporate & Investment Bank	0.96%	08/09/10	100,000	100,000,000

Credit Agricole Corporate & Investment Bank	0.96%	08/16/10	100,000	100,000,000

Commonwealth Bank of Australia(b)	0.29%	04/09/10	100,000	100,000,000

Lloyds TSB Bank PLC	0.18%	04/08/10	400,000	400,000,000

Lloyds TSB Bank PLC	0.18%	04/19/10	140,000	140,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.22%	05/18/10	150,000	150,003,247

National Australia Bank Ltd. (United Kingdom)(b)	0.22%	05/10/10	125,000	125,002,429

Nordea Bank A.B.	0.17%	04/12/10	200,000	200,000,000

Nordea Bank A.B.	0.19%	05/10/10	300,000	300,000,000

Nordea Bank A.B.	0.20%	03/03/10	200,000	200,000,000

Rabobank Nederland(e)	0.23%	01/07/11	100,000	100,000,000

Rabobank Nederland	0.29%	04/09/10	200,000	200,000,000

Rabobank Nederland(e)	0.35%	03/12/10	200,000	200,000,000

Rabobank Nederland	0.52%	05/21/10	200,000	200,000,000

Rabobank Nederland	0.55%	10/26/10	100,000	100,003,302

Royal Bank of Canada(e)	0.23%	11/04/10	155,000	155,000,000

Royal Bank of Canada	0.30%	03/23/10	100,000	100,000,000

Royal Bank of Canada	0.38%	05/28/10	250,000	250,000,000

Royal Bank of Scotland PLC	0.18%	04/09/10	200,000	200,000,000

Royal Bank of Scotland PLC	0.19%	04/16/10	125,000	125,000,000

Royal Bank of Scotland PLC	0.19%	04/16/10	125,000	125,000,000

Royal Bank of Scotland PLC	0.20%	03/08/10	200,000	200,000,000

Royal Bank of Scotland PLC	0.20%	03/19/10	100,000	100,000,000

Royal Bank of Scotland PLC	0.20%	03/26/10	150,000	150,000,000

Societe Generale(e)(f)	0.10%	04/05/10	200,000	200,000,000

Societe Generale	0.23%	05/03/10	150,000	150,000,000

Societe Generale	0.26%	04/06/10	189,800	189,802,836

Svenska Handelsbanken A.B.	0.19%	04/06/10	200,000	200,000,000

Toronto-Dominion Bank(e)	0.23%	12/09/10	200,000	200,000,000

Toronto-Dominion Bank	0.26%	07/01/10	175,000	175,000,000

Toronto-Dominion Bank	0.32%	05/17/10	150,000	150,003,196

Toronto-Dominion Bank	0.55%	10/22/10	100,000	100,000,000

Toronto-Dominion Bank	0.65%	04/09/10	200,000	200,000,000

Westpac Banking Corp.(e)	0.19%	04/13/10	200,000	200,000,000

Total Certificates of Deposit (Cost $7,457,827,363)				7,457,827,363

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Variable Rate Demand Notes–19.43%(e)(f)
Credit Enhanced–17.07%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.23%	06/01/29	$200	$200,000

Alamogordo (City of), New Mexico (Gerald Champion Regional Medical Center); Series 2007 A, Ref. VRD Hospital Improvement RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/37	10,465	10,465,000

Alexandria (City of), Virginia Industrial Development Authority (American Academy of Otolaryngology-Head & Neck Surgery Foundation, Inc.); Series 2008 B, VRD Headquarters Facilities RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/38	6,310	6,310,000

Alexandria (City of), Virginia Industrial Development Authority; Series 1996 A, VRD Pooled Loan RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/26	2,400	2,400,000

Allegheny (County of), Pennsylvania Hospital Development Authority (Central Blood Bank); Series 1992, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(d)	0.19%	12/01/10	2,525	2,525,000

Allegheny (County of), Pennsylvania Industrial Development Authority (Longwood at Oakwood, Inc.); Series 2001 B, Ref. VRD Sr. Health and Housing Facilities RB (LOC–PNC Bank, N.A.)(d)	0.13%	07/01/27	4,800	4,800,000

Apache (County of), Industrial Development Authority (Tucson Electric Power Co.-Springerville); Series 1983 B, VRD IDR (LOC–Bank of New York Mellon)(d)	0.20%	12/15/18	8,900	8,900,000

Atlanta (City of), Georgia (Westside); Series 2001, VRD Tax Allocation Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	12/01/22	8,055	8,055,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.23%	10/01/33	105	105,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.17%	12/01/33	29,015	29,015,000

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	12/01/14	3,400	3,400,000

Beaver (County of), Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(b)(d)	0.18%	07/15/21	8,500	8,500,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(d)	0.25%	12/01/28	4,700	4,700,000

Boone (County of), Kentucky (Duke Energy Kentucky, Inc.); Series 2008 A, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(d)	0.16%	08/01/27	5,000	5,000,000

Brooke (County of), West Virginia County Commission (Bethany College); Series 2008 A, VRD Commercial Development RB (LOC–PNC Bank, N.A.)(d)	0.19%	12/01/37	4,050	4,050,000

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD IDR (LOC–PNC Bank, N.A.)(d)	0.17%	07/01/39	25,840	25,840,000

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	05/01/27	2,150	2,150,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	06/15/31	2,010	2,010,000

Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	06/15/31	2,685	2,685,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	10/01/32	25,150	25,150,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.19%	12/01/32	2,660	2,660,000

Charlotte (City of), North Carolina (NASCAR Hall of Fame Facilities); Series 2009 D, VRD Taxable COP (LOC–Bank of America, N.A.)(d)	0.24%	06/01/35	9,800	9,800,000

Chatham Capital Corp.; Series 2000, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(d)	0.23%	07/01/20	4,431	4,431,000

Chester (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2001, VRD IDR (LOC–Wells Fargo Bank, N.A.)(d)	0.15%	07/01/31	41,500	41,500,000

Chicago (City of), Illinois Board of Education;
Series 2009 B, Ref. VRD Unlimited Tax GO (LOC–U.S. Bank, N.A.)(d)	0.12%	03/01/31	10,000	10,000,000

Series 2009 C, Ref. VRD Unlimited Tax GO (LOC–U.S. Bank, N.A.)(c)(d)	0.12%	03/01/12	6,300	6,300,000

Series 2010 B, Ref. VRD Unlimited Tax GO (LOC–JPMorgan Chase Bank, N.A.)(d)	0.12%	03/01/36	18,000	18,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Clarke (County of), Virginia Industrial Development Authority (Grafton School, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	12/01/20	$4,090	$4,090,000

Cleveland (City of) -Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(d)	0.16%	01/01/33	24,875	24,875,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	07/01/22	2,000	2,000,000

Cobb (County of), Georgia Housing Authority (Post Apartment Homes, L.P.); Series 1995, VRD MFH RB (CEP–Federal National Mortgage Association)	0.19%	06/01/25	7,725	7,725,000

Cobb (County of), Georgia Housing Authority (Post Mill); Series 1995, VRD MFH RB (CEP–Federal National Mortgage Association)	0.19%	06/01/25	8,350	8,350,000

Cohasset (City of), Minnesota (Minnesota Power & Light Co.); Series 1997 A, Ref. VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	06/01/20	13,000	13,000,000

Collier (County of), Florida Health Facilities Authority (The Moorings, Inc.),
Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	12/01/24	9,275	9,275,000

Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/35	25,200	25,200,000

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.18%	11/01/38	3,545	3,545,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.18%	04/15/39	5,420	5,420,000

Colorado (State of) Educational & Cultural Facilities Authority (Lutheran Church Extension Fund-Missouri Synod Loan Program); Series 2008, VRD RB (LOC–Bank of America, N.A.)(d)	0.17%	05/15/38	7,300	7,300,000

Colorado (State of) Educational & Cultural Facilities Authority (Northwest University); Series 2007, VRD RB (LOC–Bank of America, N.A.)(d)	0.18%	09/01/37	4,800	4,800,000

Colorado (State of) Educational & Cultural Facilities Authority (Parker & Denver High Schools); Series 2006, VRD RB (LOC–Bank of America, N.A.)(d)	0.17%	12/01/36	3,000	3,000,000

Colorado (State of) Educational & Cultural Facilities Authority (Western Christian Schools); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.18%	07/01/39	4,875	4,875,000

Colorado (State of) Health Facilities Authority (Bethesda Living Centers); Series 1999, VRD RB (LOC–Bank of America, N.A.)(d)	0.18%	08/15/30	16,955	16,955,000

Colorado (State of) Housing & Finance Authority (Central Park LLC); Series 1996 C, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.17%	10/15/16	2,300	2,300,000

Colorado Springs (City of), Colorado (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(d)	0.22%	03/01/17	7,000	7,000,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD Obligation Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	03/15/23	6,050	6,050,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	01/01/21	9,205	9,205,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2005, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(d)	0.20%	07/01/35	13,875	13,875,000

Connecticut (State of) Health & Educational Facilities Authority (Lawrence & Memorial Hospital); Series 2004 E, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.15%	07/01/34	20,590	20,590,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	07/01/25	45,830	45,830,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	03/01/19	3,465	3,465,000

Crawford (City of), Texas Education Facilities Corp. (Concordia University Texas); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/37	20,555	20,555,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.15%	06/15/25	7,740	7,740,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

DeKalb, Newton, & Gwinnett (Counties of), Georgia Joint Development Authority (GGC Real Estate Parking I, LLC); Series 2007, VRD Incremental Draw RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/32	$5,385	$5,385,000

DeKalb, Newton, & Gwinnett (Counties of), Georgia Joint Development Authority (GPC Real Estate Student Support I, LLC); Series 2007, VRD Incremental Draw RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/35	19,125	19,125,000

Delaware (County of), Pennsylvania Industrial Development Authority (Resource Recovery Facility);
Series 1997 G, Ref. VRD IDR (CEP–General Electric Capital Corp.)	0.16%	12/01/31	6,355	6,355,000

Series 1997 G, Ref. VRD IDR (CEP–General Electric Capital Corp.)	0.16%	12/01/31	8,375	8,375,000

Series 1997 G, Ref. VRD IDR (CEP–General Electric Capital Corp.)	0.16%	12/01/31	8,235	8,235,000

Series 1997 G, Ref. VRD IDR (CEP–General Electric Capital Corp.)	0.16%	12/01/31	7,640	7,640,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	09/01/36	3,945	3,945,000

Delaware (State of) Economic Development Authority (Peninsula United Methodist Homes, Inc.); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(d)	0.13%	05/15/37	7,415	7,415,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	05/01/36	5,000	5,000,000

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	07/01/39	10,100	10,100,000

Denham Springs (City of), Louisiana Economic Development District (Bass Pro Shops);
Series 2007 A, VRD Sales Tax Increment RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	01/01/37	5,060	5,060,000

Series 2007 B, VRD Sales Tax Increment RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	01/01/37	29,850	29,850,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility RB (LOC–PNC Bank, N.A.)(d)	0.23%	11/01/30	1,770	1,770,000

District of Columbia (Hogar Hispano, Inc.); Series 2005, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	03/01/30	15,565	15,565,000

District of Columbia (John F. Kennedy Center for the Performing Arts); Series 2008, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	10/01/29	18,630	18,630,000

District of Columbia (National Association for the Education of Young Children); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	04/01/36	14,390	14,390,000

District of Columbia (The Field School, Inc.); Series 2001 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.18%	07/01/31	13,655	13,655,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	04/01/38	6,000	6,000,000

District of Columbia;
Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(c)(d)	0.20%	01/01/29	17,227	17,227,000

Series 2001 C, VRD Unlimited Tax GO (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	06/01/26	15,570	15,570,000

Series 2002 D, Ref. VRD Unlimited Tax GO (LOC–Wells Fargo Bank, N.A.)(d)	0.20%	07/01/31	36,995	36,995,000

Series 2008 C-1, Ref. VRD Unlimited Tax GO (LOC–TD Bank, N.A.)(d)	0.18%	06/01/27	5,000	5,000,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	06/01/27	78,553	78,553,000

Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(d)	0.14%	08/15/32	5,000	5,000,000

DuPage (County of), Illinois (Benet Academy Capital Building); Series 2000, VRD RB (LOC–Bank of America, N.A.)(c)(d)	0.20%	04/01/30	8,550	8,550,000

Eastern Michigan University Board of Regents; Series 2009 B, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.15%	03/01/49	15,000	15,000,000

Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	11/01/24	10,000	10,000,000

Emmaus (Borough of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.20%	03/01/30	20,000	20,000,000

Energy Northwest (Project No. 3); Series 2003-E, Ref. VRD Electric RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	07/01/17	44,075	44,075,000

Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)	0.18%	12/01/34	5,000	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Erie (City of), Pennsylvania Higher Education Building Authority (Mercyhurst College); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/23	$4,400	$4,400,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	06/01/37	9,565	9,565,000

Florida Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC–Wells Fargo Bank, N.A.)(d)	0.21%	02/01/35	2,595	2,595,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	05/15/31	5,780	5,780,000

Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(d)	0.19%	12/01/28	6,465	6,465,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank N.A.)(d)	0.16%	12/01/21	20,000	20,000,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(d)	0.29%	09/01/41	1,810	1,810,000

Fulton (County of), Georgia Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	04/01/28	3,470	3,470,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/23	4,965	4,965,000

Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)	0.20%	03/01/30	14,845	14,845,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(d)	0.16%	06/01/19	12,035	12,035,000

Green Lake (Township of), Michigan Economic Development Corp. (Interlochen Center For The Arts); Series 2004, Ref. VRD RB (LOC–Harris N.A.)(d)	0.14%	06/01/34	4,300	4,300,000

Gwinnett (County of), Georgia Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC–Bank of America, N.A.)(c)(d)	0.50%	12/01/18	900	900,000

Hamilton (County of), Ohio (Cincinnati Children’s Hospital Medical Center); Series 2007 N, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	05/15/37	10,000	10,000,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	06/01/27	20,897	20,897,000

Hannibal (City of), Missouri Industrial Development Authority (Hannibal Regional Hospital); Series 2007, VRD Health Facilities RB (LOC–Bank of America, N.A.)(d)	0.20%	08/01/27	7,740	7,740,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(d)	0.16%	11/01/25	16,175	16,175,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/24	25,000	25,000,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC–U.S. Bank, N.A.)(d)	0.19%	06/01/14	3,490	3,490,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)	0.17%	08/01/32	7,800	7,800,000

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	01/01/38	3,785	3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2003 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(d)	0.17%	11/15/12	11,145	11,145,000

Series 2005 E, VRD Hospital RB (LOC–Credit Agricole S.A.)(b)(d)	0.19%	11/15/35	8,000	8,000,000

Series 2006 B-3, Ref. VRD Hospital RB (LOC–U.S. Bank, N.A.)(d)	0.15%	11/15/31	42,935	42,935,000

Series 2007 B, VRD Hospital RB (LOC–Harris N.A.)(d)	0.17%	11/15/37	19,015	19,015,000

Houston (City of), Texas Independent School District; Series 2004, VRD Schoolhouse Limited Tax GO (CEP–Texas Permanent School Fund)	0.20%	06/15/31	30,175	30,175,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	10/01/14	4,980	4,980,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Idaho (State of) Health Facilities Authority (Pooled Financing Program); Series 1985, VRD ACES RB (LOC–U.S. Bank, N.A.)(d)	0.20%	10/01/10	$2,700	$2,700,000

Illinois (State of) Development Finance Authority (Chicago Shakespeare Theater); Series 1999, VRD RB (LOC–Bank of America, N.A.)(c)(d)	0.50%	01/01/19	4,100	4,100,000

Illinois (State of) Development Finance Authority (Chinese American Service League); Series 2002, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	08/01/24	3,625	3,625,000

Illinois (State of) Development Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–Bank of America, N.A.)(c)(d)	0.50%	10/01/17	3,750	3,750,000

Illinois (State of) Development Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(c)(d)	0.22%	03/01/22	5,000	5,000,000

Illinois (State of) Development Finance Authority (Village of Oak Park Residence Corp.); Series 2001, VRD RB (LOC–Bank of America, N.A.)(c)(d)	0.20%	07/01/41	13,000	13,000,000

Illinois (State of) Development Finance Authority (Window to the World Communications, Inc.); Series 2000, VRD RB (LOC–Bank of America, N.A.)(d)	0.23%	08/01/15	6,900	6,900,000

Illinois (State of) Educational Facilities Authority (Field Museum of Natural History);
Series 1998, VRD RB (LOC–Bank of America, N.A.)(d)	0.18%	11/01/32	11,900	11,900,000

Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	11/01/34	16,400	16,400,000

Illinois (State of) Educational Facilities Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.21%	06/01/29	3,400	3,400,000

Illinois (State of) Educational Facilities Authority (St. Xavier University); Series 2002 A, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	10/01/32	6,890	6,890,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–Northern Trust Co.)(d)	0.17%	04/01/38	4,200	4,200,000

Illinois (State of) Finance Authority (Commonwealth Edison Co.); Series 2008 D, Ref. VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	03/01/20	7,800	7,800,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	02/01/40	9,900	9,900,000

Series 2009 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	02/01/34	14,500	14,500,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.21%	08/01/28	2,000	2,000,000

Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	07/01/35	15,000	15,000,000

Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	11/15/37	35,800	35,800,000

Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	11/15/37	6,000	6,000,000

Illinois (State of) Finance Authority (Proctor Hospital); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A)(d)	0.17%	01/01/16	8,465	8,465,000

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	04/01/39	7,600	7,600,000

Series 2009 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	04/01/39	17,600	17,600,000

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC–Northern Trust Co.)(d)	0.17%	02/15/33	10,950	10,950,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	08/15/25	10,895	10,895,000

Illinois (State of) Health Facilities Authority (Riverside Health System); Series 1994, VRD RB (LOC–Bank of America, N.A.)(d)	0.19%	11/01/19	5,700	5,700,000

Independence (City of), Missouri Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(d)	0.20%	11/01/27	19,265	19,265,000

Indiana (State of) Finance Authority (Bethel College); Series 2007, VRD Educational Facilities RB (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/32	5,725	5,725,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	08/01/21	$7,550	$7,550,000

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(d)	0.17%	07/01/39	15,000	15,000,000

Indiana (State of) Finance Authority (Parkview Health System Obligated Group); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(d)	0.16%	11/01/39	32,990	32,990,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(d)	0.16%	11/01/37	18,560	18,560,000

Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	11/01/37	5,825	5,825,000

Indiana (State of) Health & Educational Facility Financing Authority (Howard Regional Health System); Series 2005, VRD Hospital RB (LOC–Harris N.A.)(d)	0.14%	01/01/35	9,800	9,800,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals);
Series 2000 A, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/28	7,300	7,300,000

Series 2000 B, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/28	6,075	6,075,000

Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–Federal National Mortgage Association)	0.15%	05/15/38	10,000	10,000,000

Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD Private College Facility RB (LOC–Bank of America, N.A.)(d)	0.20%	02/01/33	5,905	5,905,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2000, VRD Private College Facility RB (LOC–Bank of America, N.A.)(d)	0.15%	11/01/30	20,450	20,450,000

Jackson (City of), Tennessee Energy Authority; Series 2009, Ref. VRD Water System RB (LOC–U.S. Bank, N.A.)(d)	0.15%	12/01/23	19,000	19,000,000

Kalamazoo (City of), Michigan Hospital Finance Authority (Bronson Methodist Hospital); Series 2009 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	05/15/28	35,510	35,510,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	05/01/33	7,750	7,750,000

Lackawanna (County of), Pennsylvania Industrial Development Authority (Scranton Preparatory School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	07/01/36	7,715	7,715,000

Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	06/01/31	29,315	29,315,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Communities); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	12/01/39	10,000	10,000,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(d)	0.19%	08/02/38	2,050	2,050,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(d)	0.16%	03/01/38	10,470	10,470,000

Louisiana (State of); Series 2009 A-1, VRD Gasoline & Fuels Tax Second Lien RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	05/01/43	40,000	40,000,000

Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2002, VRD Auxiliary RB (LOC–BNP Paribas)(b)(d)	0.19%	07/01/32	10,590	10,590,000

Lucas (County of), Ohio (ProMedica Healthcare System);
Series 2008 A, VRD Hospital RB (LOC–UBS AG)(b)(d)	0.18%	11/15/34	44,500	44,500,000

Series 2008 B, VRD Hospital RB (LOC–UBS AG)(b)(d)	0.16%	11/15/40	27,955	27,955,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(d)	0.19%	09/01/28	2,480	2,480,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/26	3,390	3,390,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/14	4,820	4,820,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(d)	0.19%	05/01/27	$4,695	$4,695,000

Manatee (County of), Florida (St. Stephen’s Upper School); Series 2000, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	11/01/25	4,000	4,000,000

Maryland (State of) Department of Housing & Community Development Administration (Park View at Catonsville); Series 2007 B, VRD MFH Development RB (CEP–Federal Home Loan Mortgage Corp.)	0.21%	12/01/37	3,650	3,650,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(d)	0.18%	07/01/33	3,590	3,590,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	04/01/35	7,500	7,500,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	07/01/41	5,000	5,000,000

Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC–TD Bank, N.A.)(d)	0.20%	04/01/28	5,895	5,895,000

Massachusetts (State of) Development Finance Agency (Brooksby Village Inc.); Series 2004, VRD RB (LOC–Bank of America, N.A.)(d)	0.17%	07/01/32	54,670	54,670,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(d)	1.60%	10/01/38	15,745	15,745,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD RB (LOC–TD Bank, N.A.)(d)	0.25%	03/01/39	5,750	5,750,000

Massachusetts (State of) Health & Educational Facilities Authority (Falmouth Assisted Living, Inc.); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(d)	0.25%	11/01/26	3,000	3,000,000

Massachusetts (State of) Health & Educational Facilities Authority (Northeastern University); Series 2008 V, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.23%	10/01/30	3,745	3,745,000

Massachusetts (State of) Housing Finance Agency (Avalon at Crane Brook); Series 2006 A, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.23%	04/01/36	23,335	23,335,000

Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable Bonds (LOC–Bank of America, N.A.)(d)	0.29%	01/01/44	9,308	9,308,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	10/15/42	52,100	52,100,000

Michigan (State of) Higher Education Facilities Authority (Calvin College); Series 2007 A, Ref. VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	09/01/37	5,000	5,000,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	10/15/30	21,235	21,235,000

Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	10/15/30	16,180	16,180,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	10/15/38	34,575	34,575,000

Michigan (State of) Strategic Fund (The Roper School); Series 2002, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(c)(d)	0.50%	05/01/32	3,195	3,195,000

Middletown (City of), Ohio (Atrium Medical Center Obligated Group);
Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	11/15/39	21,000	21,000,000

Series 2008 B, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	11/15/39	19,375	19,375,000

Minneapolis (City of), Minnesota (Fairview Health Services); Series 2008 E, VRD Health Care System RB (LOC–Wells Fargo Bank, N.A.)(d)	0.15%	11/15/47	56,155	56,155,000

Minnesota (State of) Higher Education Facilities Authority (St. Olaf College); Series 2000 Five-H, VRD RB (LOC–Harris N.A.)(d)	0.14%	10/01/30	5,225	5,225,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Assoc. Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.18%	01/01/25	4,650	4,650,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.25%	12/15/29	9,350	9,350,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.20%	04/01/37	$1,500	$1,500,000

Mississippi (State of) Business Finance Corp. (Jackson State University Privatized Student Housing); Series 2002 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	01/01/33	14,500	14,500,000

Mississippi (State of) Business Finance Corp. (Waste Management, Inc.); Series 2007, VRD Solid Waste Disposal RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	07/01/17	4,500	4,500,000

Missouri (State of) Health & Educational Facilities Authority (Bethesda Health Group, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	08/01/41	7,300	7,300,000

Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund–Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC–Bank of America, N.A.)(d)	0.17%	07/01/29	7,645	7,645,000

Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital); Series 2008 A, VRD RB (LOC–UBS AG)(b)(d)	0.19%	05/15/32	15,920	15,920,000

Missouri-Illinois Metropolitan District Bi-State Development Agency (Metrolink Cross County Extension Project); Series 2005 A, VRD Sub. Mass Transit Sales Tax Appropriation Bonds (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	10/01/35	18,000	18,000,000

Mobile (City of), Alabama Downtown Redevelopment Authority (Austral USA, LLC); Series 2009, VRD RB (LOC–Westpac Banking Corp.)(b)(d)	0.18%	09/01/39	7,000	7,000,000

Mobile (City of), Alabama Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.); Series 2010 B, VRD RB (LOC–Deutsche Bank AG)(b)(d)	0.16%	02/01/40	2,995	2,995,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	01/01/36	52,500	52,500,000

Montgomery (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	11/01/38	27,000	27,000,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/38	1,875	1,875,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	08/15/31	2,625	2,625,000

Montgomery (County of), Tennessee Public Building Authority (Tennessee County Loan Pool); Series 1997, VRD Pooled Financing RB (LOC–Bank of America, N.A.)(c)(d)	0.24%	11/01/27	3,900	3,900,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities IDR (LOC–PNC Bank, N.A.)(d)	0.19%	06/01/25	8,500	8,500,000

Morton Grove (Village of), Illinois (Illinois Holocaust Museum & Educational Center); Series 2006, VRD Cultural Facility RB (LOC–Bank of America, N.A.)(d)	0.19%	12/01/41	4,250	4,250,000

Nashville (City of), & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.19%	07/15/36	6,825	6,825,000

New Hampshire (State of) Business Finance Authority (Alice Peck Day Health Systems Obligated Group); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(d)	0.18%	10/01/36	5,380	5,380,000

New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(d)	0.25%	02/01/28	900	900,000

New Jersey (State of) Educational Facilities Authority (Caldwell College); Series 2006 F, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.14%	07/01/32	19,700	19,700,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System Bonds (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	06/15/32	41,000	41,000,000

New Mexico (State of) Educational Assistance Foundation; Sr. Series 2009 A, VRD Education Loan Bonds (LOC–Royal Bank of Canada)(b)(d)	0.23%	11/01/28	3,000	3,000,000

New Mexico (State of) Finance Authority; Subseries 2008 B-2, Ref. VRD Sub. Lien State Transportation RB (LOC–UBS AG)(b)(d)	0.19%	12/15/26	62,000	62,000,000

New York (City of), New York Housing Development Corp. (155 West 21st Street Development); Series 2007 B, VRD Taxable MFH Rental RB (CEP–Federal National Mortgage Association)	0.20%	11/15/37	4,600	4,600,000

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	08/01/36	2,035	2,035,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Norfolk (City of), Virginia Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/34	$9,040	$9,040,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (Norfolk Housing, LLC-The District at ODU); Series 2009, VRD Taxable RB (LOC–Bank of America, N.A.)(d)	0.29%	09/01/39	28,505	28,505,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	04/01/27	3,345	3,345,000

North Carolina (State of) Capital Facilities Finance Agency (Mars Hill College); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	01/15/28	13,770	13,770,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/29	2,360	2,360,000

North Carolina (State of) Capital Facilities Finance Agency (Pfeiffer University); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(d)	0.20%	11/01/26	8,735	8,735,000

North Carolina (State of) Capital Facilities Finance Agency (Shaw University); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(d)	0.20%	10/01/26	9,715	9,715,000

North Carolina (State of) Capital Facilities Finance Agency (The O’Neal School); Series 2007, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	09/01/29	2,400	2,400,000

North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(d)	0.20%	06/01/31	8,385	8,385,000

North Carolina (State of) Educational Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(d)	0.22%	01/01/19	8,325	8,325,000

North Carolina (State of) Educational Facilities Finance Agency (Gardner-Webb University); Series 1997, VRD RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.18%	07/01/17	2,025	2,025,000

North Carolina (State of) Educational Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/17	7,810	7,810,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	11/15/28	11,615	11,615,000

North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	01/01/49	13,000	13,000,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	09/01/34	22,875	22,875,000

Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)	0.26%	11/01/35	2,045	2,045,000

Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(d)	0.23%	12/01/27	14,345	14,345,000

Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(d)	0.28%	12/01/27	270	270,000

Ohio (State of) (Ohio Dominican University); Series 2007, VRD Higher Educational Facility RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	12/01/37	8,940	8,940,000

Ohio (State of) (University Hospitals Health System, Inc.); Series 2008 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.14%	01/15/35	15,130	15,130,000

Ohio (State of) Air Quality Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2005-A, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(d)	0.22%	08/01/33	7,000	7,000,000

Ohio (State of) Higher Educational Facility Commission (Cleveland Institute of Music); Series 2005, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	05/01/30	2,500	2,500,000

Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.19%	11/01/30	8,365	8,365,000

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2005-B, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(d)	0.18%	01/01/34	9,395	9,395,000

Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/16	7,210	7,210,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.16%	08/01/34	25,920	25,920,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–Federal National Mortgage Association)	0.24%	10/15/38	$5,000	$5,000,000

Orlando (City of), & Orange (County of), Florida Expressway Authority; Subseries 2008 B-3, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.15%	07/01/40	71,400	71,400,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(d)	0.18%	07/01/32	19,495	19,495,000

Palm Beach (County of), Florida Housing Finance Authority (Emerald Bay Club Apartment); Series 2004, Ref. VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(d)	0.20%	06/01/30	5,500	5,500,000

Parma (City of), Ohio (PRL Corp.); Series 2006 B, VRD Taxable Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.25%	11/01/30	1,400	1,400,000

Parma (City of), Ohio (The Parma Community General Hospital Association);
Series 2006 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	11/01/29	4,370	4,370,000

Series 2006 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	11/01/30	9,475	9,475,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/30	4,700	4,700,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Messiah College); Series 2001 I-4, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	11/01/31	11,380	11,380,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.19%	05/01/20	2,050	2,050,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Washington & Jefferson College); Series 1999 E-5, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/29	6,100	6,100,000

Pennsylvania (State of) Higher Educational Facilities Authority (Saint Joseph’s University); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(d)	0.16%	11/01/37	2,500	2,500,000

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	02/01/34	6,960	6,960,000

Pennsylvania (State of) Turnpike Commission;
Series 2008 B-1, VRD Turnpike RB (LOC–Bank of America, N.A.)(d)	0.18%	12/01/38	22,075	22,075,000

Series 2008 B-3, VRD Turnpike RB (LOC–Bank of America, N.A.)(d)	0.18%	12/01/38	30,000	30,000,000

Pennsylvania (State of) Upper Dauphin Industrial Development Authority (United Church of Christ Homes, Inc.); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	12/01/26	8,325	8,325,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	10/01/29	4,600	4,600,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/27	23,700	23,700,000

Pitkin (County of), Colorado Industrial Development (Aspen Skiing Co.); Series 1994 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	04/01/16	2,100	2,100,000

Portland (City of), Oregon (The South Park Block); Series 1988 A, Ref. VRD MFH RB (LOC–Harris N.A.)(d)	0.16%	12/01/11	10,750	10,750,000

Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2006 B, Ref. VRD RB (LOC–Bank of America, N.A.)(d)	0.18%	04/01/28	23,310	23,310,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	07/01/26	3,910	3,910,000

R.G. Ray Corp.; Series 2000, VRD Taxable RB (LOC–Bank of America, N.A.)(d)	0.50%	01/01/15	1,580	1,580,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/39	8,165	8,165,000

Reno (City of), Nevada (ReTRAC–Reno Transportation Rail Access Corridor); Series 2008 A, Ref. VRD Sr. Lien Sales Tax RB (LOC–Bank of New York Mellon)(d)	0.14%	06/01/42	11,000	11,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	09/01/37	$9,670	$9,670,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	11/01/27	16,745	16,745,000

Richmond (County of), Georgia Development Authority (MCG Health, Inc.) Series 2008 A, VRD RB (LOC–UBS AG)(b)(d)	0.16%	07/01/37	26,225	26,225,000

Roswell (City of), Georgia Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(c)	0.18%	08/01/24	3,950	3,950,000

Rush Medical Foundation; Series 2006, VRD Sec. Promissory Notes (LOC–U.S. Bank, N.A.)(d)	0.24%	12/01/31	5,400	5,400,000

Saint Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(d)	0.26%	03/01/29	4,800	4,800,000

Series 2009-9 BB, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(d)	0.20%	03/01/29	3,000	3,000,000

Saint Petersburg (City of), Florida Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/33	12,000	12,000,000

Sarasota (County of), Florida (Sarasota Family YMCA, Inc.); Series 1999, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	10/01/21	3,260	3,260,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–Federal National Mortgage Association)	0.19%	06/01/25	2,800	2,800,000

Snohomish (County of), Washington Housing Authority (Autumn Chase Apartments); Series 2005, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/36	6,760	6,760,000

South Carolina (State of) State Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–Federal National Mortgage Association)	0.20%	11/15/35	7,465	7,465,000

South Carolina (State of) Jobs-Economic Development Authority (Porter-Gaud School); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	12/01/33	12,000	12,000,000

South Carolina (State of) Jobs-Economic Development Authority (Republic Services, Inc.); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	04/01/34	7,000	7,000,000

South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.17%	11/01/32	35,950	35,950,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	10/01/28	10,110	10,110,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	03/01/28	8,252	8,252,000

South Carolina (State of) Transportation Infrastructure Bank; Series 2003 B-3, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.16%	10/01/31	60,225	60,225,000

South Dakota (State of) Health & Educational Facilities Authority (Regional Health, Inc.); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	09/01/27	8,500	8,500,000

South Fulton (Region of), Georgia Municipal Regional Water & Sewer Authority; Series 2007, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	01/01/33	9,350	9,350,000

Southeastern Pennsylvania Transportation Authority; Series 2007, Ref. VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	03/01/22	19,075	19,075,000

South Louisiana Port Commission (Occidental Petroleum Corp.); Series 1996, Ref. VRD Port Facilities RB (LOC–Bank of New York Mellon)(d)	0.16%	07/01/18	17,000	17,000,000

St. Charles (County of), Missouri Public Water Supply District No. 2; Series 2005 A, VRD COP (LOC–Bank of America, N.A.)(d)	0.20%	12/01/33	14,070	14,070,000

St. Cloud (City of), Minnesota (CentraCare Health System); Series 2009 A, Ref. VRD Health Care RB (LOC–Bank of Nova Scotia)(b)(d)	0.16%	05/01/42	6,400	6,400,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.19%	06/01/38	10,000	10,000,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(d)	0.16%	11/15/43	12,000	12,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	04/15/27	$9,170	$9,170,000

Steamboat Springs (City of), Colorado Redevelopment Authority (Base Area Redevelopment); Series 2009, Ref. VRD Tax Increment & Improvement RB (LOC–U.S. Bank, N.A.)(d)	0.19%	12/01/29	8,750	8,750,000

Tampa (City of), Florida (Drug Abuse Comprehensive Coordinating Office, Inc.); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	08/01/35	16,325	16,325,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 C-4, Ref. VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/47	20,345	20,345,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Forth Worth Museum of Science & History); Series 2008, VRD Incremental Draw RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.18%	06/01/38	19,000	19,000,000

Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Airport Improvement RB (LOC–Societe Generale)(b)(d)	0.18%	07/01/19	15,400	15,400,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC–Bank of America, N.A.)(d)	0.22%	05/01/42	6,845	6,845,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.23%	07/01/26	40,350	40,350,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(d)	0.18%	09/01/38	17,200	17,200,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	12/01/38	32,500	32,500,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	08/01/35	16,225	16,225,000

Virginia (State of) Small Business Financing Authority (WoodFuels Virginia, LLC); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(d)	0.29%	10/01/24	1,500	1,500,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.21%	06/01/30	28,000	28,000,000

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(d)	0.20%	06/01/18	10,000	10,000,000

Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2009 B, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.16%	08/15/44	13,700	13,700,000

Washington (State of) Health Care Facilities Authority (National Healthcare, Research & Education Finance Corp.); Series 2000, VRD Lease RB (LOC–BNP Paribas)(b)(d)	0.16%	01/01/32	7,500	7,500,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.16%	11/15/39	33,000	33,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(d)	0.15%	10/01/30	21,700	21,700,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.19%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Holly Village Seniors, LP); Series 1999 A, VRD MFH RB (CEP–Federal National Mortgage Association)	0.25%	07/15/32	1,100	1,100,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)	0.21%	07/01/44	8,000	8,000,000

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–Federal National Mortgage Association)	0.22%	09/01/38	2,000	2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.19%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(d)	0.17%	10/01/19	3,375	3,375,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	04/01/43	28,500	28,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(d)	0.17%	01/01/30	$13,775	$13,775,000

Washington (State of) Housing Finance Commission (The Bush School); Series 2006, VRD Non-profit RB (LOC–Bank of America, N.A.)(d)	0.19%	04/01/34	10,370	10,370,000

Washington (State of) Housing Finance Commission (The Hearthstone); Series 2004, Ref. VRD Non-profit RB (LOC–Bank of America, N.A.)(d)	0.25%	12/01/29	4,040	4,040,000

Washington (State of) Housing Finance Commission (YMCA of Greater Seattle Program); Series 2007, VRD Non-profit RB (LOC–Bank of America, N.A.)(d)	0.19%	09/01/37	3,000	3,000,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 C, VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(d)	0.19%	07/01/27	6,285	6,285,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD IDR (LOC–PNC Bank, N.A.)(d)	0.19%	12/01/24	3,625	3,625,000

Winder (City of), Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	11/01/34	15,000	15,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	08/15/34	44,750	44,750,000

Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2006 C, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	04/01/28	12,500	12,500,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.21%	06/01/37	6,900	6,900,000

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.18%	06/01/39	5,000	5,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group); Series 2008 B, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	05/01/33	18,900	18,900,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC–U.S. Bank, N.A.)(d)	0.17%	12/01/33	19,200	19,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.15%	12/01/32	2,485	2,485,000

Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	12/01/24	5,400	5,400,000

Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	12/01/26	5,660	5,660,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	08/01/30	6,000	6,000,000

Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.15%	02/01/34	13,800	13,800,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	05/01/30	21,700	21,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.16%	06/01/39	16,000	16,000,000

				4,166,243,000

Other Variable Rate Demand Notes–2.36%
East Baton Rouge (Parish of), Louisiana (Exxon Corp.); Series 1993, Ref. VRD PCR	0.12%	03/01/22	30,650	30,650,000

Gulf Coast Waste Disposal Authority (Exxon Corp.);
Series 1995, Ref. VRD PCR	0.12%	06/01/20	25,000	25,000,000

Series 2002, VRD Environmental Facilities RB	0.13%	12/01/25	14,210	14,210,000

Harris (County of), Texas Industrial Development Corp., (Exxon Corp.);
Series 1984-B, VRD PCR	0.12%	03/01/24	26,100	26,100,000

Series 1984-B, VRD PCR	0.12%	03/01/24	24,800	24,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Other Variable Rate Demand Notes–(continued)

Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2007 A, VRD Gulf Opportunity Zone IDR	0.12%	12/01/30	$200,900	$200,900,000

Series 2007 B, VRD Gulf Opportunity Zone IDR	0.12%	12/01/30	60,700	60,700,000

Series 2007 C, VRD Gulf Opportunity Zone IDR	0.12%	12/01/30	61,000	61,000,000

University of Texas Board of Regents; Series 2008 B, VRD Financing System RB	0.13%	08/01/16	56,700	56,700,000

Valdez (City of), Alaska (BP Pipelines (Alaska) Inc.); Series 2003 A, Ref. VRD Marine Terminal RB(b)	0.11%	06/01/37	35,200	35,200,000

Valdez (City of), Alaska (Exxon Pipeline Co.); Series 1985, VRD Marine Terminal RB	0.12%	10/01/25	40,900	40,900,000

				576,160,000

Total Variable Rate Demand Notes (Cost $4,742,403,000)				4,742,403,000

Medium-Term Notes–4.70%
BBVA U.S. Senior S.A. Unipersonal, Sr. Unsec. Gtd. Unsub. Floating Rate Bonds(b)(c)(e)	0.30%	03/12/10	144,000	144,004,321

Bear Stearns Cos., Inc. Series B, Sr. Unsec. Unsub. Medium-Term Notes	5.85%	07/19/10	85,960	87,772,777

BP Capital Markets PLC, Sr. Unsec. Gtd. Unsub. Global Notes(b)	4.88%	03/15/10	33,350	33,408,212

European Investment Bank,
Sr. Unsec. Unsub. Global Notes(b)	4.13%	09/15/10	26,700	27,260,766

Sr. Unsec. Unsub. Global Notes(b)	4.63%	09/15/10	216,669	221,534,555

National Australia Bank (United Kingdom) Sr. Unsec. Unsub. Medium-Term Euro Notes(b)	5.13%	03/08/10	50,000	50,048,682

Rabobank Nederland,
Floating Rate Notes(b)(c)(e)	0.25%	03/16/11	50,000	50,000,000

Floating Rate Notes(b)(c)(e)	0.65%	05/19/10	104,700	104,765,197

Sr. Unsec. Putable Floating Rate Medium-Term Global Notes(b)(c)(e)(f)	0.25%	04/07/11	150,000	150,000,000

Royal Bank of Canada, Sr. Unsec. Unsub. Floating Rate Medium-Term Notes(e)	0.28%	06/08/10	104,000	104,022,911

Westpac Banking Corp., Sr. Unsec. Unsub. Floating Rate Deposit Notes(b)(c)(e)	0.29%	03/02/11	175,000	175,000,000

Total Medium-Term Notes (Cost $1,147,817,421)				1,147,817,421

Time Deposits–4.33%
Alliance & Leicester PLC(b)	0.30%	12/25/10	250,000	250,000,000

Barclays Bank PLC (Cayman Islands)(b)	0.10%	03/01/10	408,009	408,009,131

BNP Paribas (Cayman Islands)(b)	0.10%	03/01/10	400,000	400,000,000

Total Time Deposits (Cost $1,058,009,131)				1,058,009,131

U.S. Government Sponsored Agency Securities–1.56%
Federal Home Loan Bank (FHLB)–1.15%
Unsec. Floating Rate Bonds(e)	0.36%	05/12/10	130,000	130,000,000

Unsec. Floating Rate Bonds(e)	0.28%	05/21/10	100,000	100,000,000

Unsec. Floating Rate Bonds(e)	0.32%	06/01/10	50,000	50,000,000

				280,000,000

Federal Home Loan Mortgage Corp. (FHLMC)–0.41%
Unsec. Floating Rate Global Notes(e)	0.15%	07/12/10	100,000	100,000,000

Total U.S. Government Sponsored Agency Securities (Cost $380,000,000)				380,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–95.25% (Cost $23,248,626,001)				23,248,626,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Short-Term Investments Trust

Liquid Assets Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–4.36%(g)
Barclays Capital Inc., Joint agreement dated 02/26/10, aggregate maturing value of $381,550,297 (collateralized by U.S. Government sponsored agency obligations valued at $389,179,888; 0%-5.05%, 08/10/12-02/20/29)	0.12%	03/01/10	$293,040,888	$293,037,958

BNP Paribas Securities Corp., Joint agreement dated 02/26/10, aggregate maturing value $1,430,011,917 (collateralized by U.S. Treasury obligations valued at $1,458,600,048; 0.75%-2.75%, 12/31/10-02/29/16)	0.10%	03/01/10	241,284,102	241,282,091

BNP Paribas Securities Corp., Joint agreement dated 02/26/10, aggregate maturing value $500,005,000 (collateralized by a U.S. Treasury obligation valued at $510,000,016; 3.63%, 08/15/19)	0.12%	03/01/10	239,804,704	239,802,306

Wells Fargo Securities, LLC, Joint agreement dated 02/26/10, aggregate maturing value $1,000,020,000 (collateralized by Corporate obligations valued at $1,050,000,000; 0%-7.88%, 03/01/10-02/12/51)	0.24%	03/01/10	290,005,800	290,000,000

Total Repurchase Agreements (Cost $1,064,122,355)				1,064,122,355

TOTAL INVESTMENTS(h)(i)–99.61% (Cost $24,312,748,356)				24,312,748,356

OTHER ASSETS LESS LIABILITIES–0.39%				94,780,943

NET ASSETS–100.00%				$24,407,529,299

Investment Abbreviations:

ACES	– Automatically Convertible Extendable Security
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
GO	– General Obligation Bonds
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
Unsub.	– Unsubordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 10.49%; United Kingdom: 9.49%; other countries less than 5% each: 19.56%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2010 was $7,298,108,769, which represented 29.90% of the Fund’s Net Assets.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.
(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(g)	Principal amount equals value at period end. See Note 1K.
(h)	Also represents cost for federal income tax purposes.
(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Short-Term Investments Trust

Schedule of Investments

February 28, 2010
(Unaudited)

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–60.73%(a)
Asset-Backed Securities–Consumer Receivables–11.43%
Amsterdam Funding Corp.(b)	0.16%	03/19/10	$50,000	$49,996,000

Amsterdam Funding Corp.(b)	0.17%	04/06/10	76,000	75,987,080

Bryant Park Funding LLC(b)	0.16%	03/17/10	118,250	118,241,591

Sheffield Receivables Corp.(b)	0.18%	04/15/10	106,000	105,976,150

Thunder Bay Funding, LLC(b)	0.18%	04/13/10	60,089	60,076,081

				410,276,902

Asset-Backed Securities–Fully Supported Bank–17.38%
Concord Minutemen Capital Co., LLC–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)	0.40%	04/06/10	170,300	170,231,880

Crown Point Capital Co., LLC–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)	0.40%	04/09/10	66,000	65,971,400

Grampian Funding Ltd./LLC
(CEP–Lloyds TSB Bank PLC)(b)(c)	0.24%	04/06/10	118,000	117,971,680

(CEP–Lloyds TSB Bank PLC)(b)(c)	0.27%	03/05/10	60,000	59,998,200

Lexington Parker Capital Co., LLC
(Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)	0.40%	03/09/10	115,000	114,989,778

(Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)	0.40%	04/09/10	55,000	54,976,166

LMA-Americas LLC (CEP–Credit Agricole S.A.)(b)(c)	0.18%	04/14/10	40,000	39,991,200

				624,130,304

Asset-Backed Securities–Multi-Purpose–10.53%
Atlantic Asset Securitization LLC(b)	0.18%	04/09/10	90,000	89,982,937

Atlantic Asset Securitization LLC(b)	0.18%	04/20/10	75,000	74,981,250

Mont Blanc Capital Corp.(b)(c)	0.17%	03/09/10	40,000	39,998,489

Mont Blanc Capital Corp.(b)(c)	0.17%	03/10/10	50,000	49,997,875

Regency Markets No. 1, LLC(b)(c)	0.18%	03/17/10	65,000	64,994,800

Regency Markets No. 1, LLC(b)(c)	0.18%	03/22/10	58,000	57,993,910

				377,949,261

Asset-Backed Securities–Securities–8.73%
Aspen Funding Corp.(b)	0.18%	03/19/10	70,000	69,993,700

Newport Funding Corp.(b)	0.18%	03/19/10	94,400	94,391,504

Newport Funding Corp.(b)	0.18%	03/22/10	50,000	49,994,750

Solitaire Funding Ltd./LLC(b)(c)	0.20%	03/05/10	50,000	49,998,889

Tempo Finance Ltd./Corp.(b)(c)	0.18%	03/15/10	49,000	48,996,570

				313,375,413

Diversified Banks–2.78%
ING (U.S.) Funding LLC(c)	0.16%	03/05/10	100,000	99,998,222

Integrated Oil & Gas–4.87%
Total Capital S.A.(b)(c)	0.15%	03/15/10	175,000	174,989,792

Life & Health Insurance–5.01%
Metlife Short Term Funding LLC(b)	0.19%	03/02/10	60,000	59,999,683

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Life & Health Insurance–(continued)

Metlife Short Term Funding LLC(b)	0.19%	03/04/10	$50,000	$49,999,208

Metlife Short Term Funding LLC(b)	0.19%	03/24/10	40,000	39,995,145

Metlife Short Term Funding LLC(b)	0.19%	04/01/10	30,000	29,995,092

				179,989,128

Total Commercial Paper (Cost $2,180,709,022)				2,180,709,022

Variable Rate Demand Notes–12.82%(d)
Credit Enhanced–12.82%
Allegheny (County of), Pennsylvania Hospital Development Authority (The Children’s Home of Pittsburgh); Series 2006 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	06/01/35	6,300	6,300,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(b)(e)	0.19%	10/01/25	4,740	4,740,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	12/01/28	5,600	5,600,000

Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.26%	12/15/34	3,130	3,130,000

Butler (County of), Ohio (LifeSphere); Series 2007, VRD Healthcare Facilities Improvement RB (LOC–U.S. Bank, N.A.)(e)	0.19%	05/01/30	3,530	3,530,000

Butler (County of), Pennsylvania General Authority (New Castle Area School District); Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	03/01/29	3,040	3,040,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.16%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.16%	06/01/37	25,800	25,800,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	12/01/39	12,000	12,000,000

Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.20%	06/01/15	3,800	3,800,000

Colorado (State of) Health Facilities Authority (Exempla, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.16%	01/01/39	7,800	7,800,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.20%	03/01/34	8,725	8,725,000

Dutchess (County of), New York Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	10/01/32	2,900	2,900,000

Emmaus (Borough of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.20%	03/01/30	16,400	16,400,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–Federal National Mortgage Association)	0.19%	11/15/35	10,990	10,990,000

Hamilton (County of), Ohio (Drake Center, Inc.); Series 1999 A, VRD Hospital Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.20%	06/01/19	5,475	5,475,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.16%	11/01/25	16,195	16,195,000

Haverford (Township of), Pennsylvania School District; Series 2009, VRD Limited Tax GO (LOC–TD Bank, N.A.)(e)	0.20%	03/01/30	3,000	3,000,000

Illinois (State of) Development Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(e)	0.18%	12/01/28	8,500	8,500,000

Illinois (State of) Development Finance Authority (Museum of Contemporary Art); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A. & Northern Trust Co.)(e)	0.21%	02/01/29	9,100	9,100,000

Indiana (State of) Development Finance Authority (Indiana Historical Society, Inc.); Series 1997, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(b)(e)	0.21%	08/01/31	14,900	14,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	07/15/33	$3,830	$3,830,000

Kansas City (City of), Missouri Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	12/01/32	19,000	19,000,000

Lorain (County of), Ohio (EMH Regional Medical Center); Series 2008, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	11/01/21	5,710	5,710,000

Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing, LLC); Series 2000 A, VRD MFH RB (CEP–Federal National Mortgage Association)	0.26%	04/15/30	4,775	4,775,000

Michigan (State of) Strategic Fund (Evangelical Homes of Michigan); Series 2008, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	05/01/37	9,800	9,800,000

Mississippi (State of) Business Finance Corp. (Petal Gas Storage, LLC); Series 2007, VRD Gulf Opportunity Zone IDR (LOC–Deutsche Bank AG)(c)(e)	0.17%	08/01/34	19,000	19,000,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.17%	12/01/31	28,000	28,000,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.18%	05/01/26	4,300	4,300,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	02/15/34	3,695	3,695,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	01/01/24	34,500	34,500,000

New York (State of) Dormitory Authority (St. John’s University); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	07/01/30	39,000	39,000,000

Northeastern Pennsylvania (Region of) Hospital & Education Authority (Danville Area School District); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	05/01/38	7,000	7,000,000

Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.19%	06/01/23	7,260	7,260,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–Federal National Mortgage Association)	0.24%	10/15/38	5,600	5,600,000

Pell City (City of), Alabama Special Care Facilities Financing Authority (Noland Health Services, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.20%	12/01/39	3,000	3,000,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-J.C. Blair Memorial Hospital); Series 2007 A-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	03/01/19	3,185	3,185,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	05/01/34	3,000	3,000,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(c)(e)	0.20%	03/01/36	11,000	11,000,000

St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(b)(e)	0.39%	10/01/21	6,155	6,155,000

Volusia (County of), Florida Health Facilities Authority (Southwest Volusia Healthcare Corp.); Series 1994 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	11/15/23	10,875	10,875,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.16%	11/15/39	14,000	14,000,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.26%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Panorama City); Series 1997, Ref. VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	01/01/27	6,600	6,600,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.26%	09/15/20	2,880	2,880,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	12/01/36	$11,000	$11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	03/01/36	6,500	6,500,000

Total Variable Rate Demand Notes (Cost $460,455,000)				460,455,000

Certificates of Deposit–4.88%
Royal Bank of Scotland PLC	0.19%	03/15/10	75,000	75,000,000

Royal Bank of Scotland PLC	0.20%	03/19/10	100,000	100,000,000

Total Certificates of Deposit (Cost $175,000,000)				175,000,000

U.S. Government Sponsored Agency Securities–0.56%
Federal Home Loan Bank (FHLB)–0.56%
Unsec. Disc. Notes(a) (Cost $20,000,000)	0.06%	03/01/10	20,000	20,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–78.99% (Cost $2,836,164,022)				2,836,164,022

			Repurchase
			Amount
Repurchase Agreements–21.86%(f)
Banc of America Securities LLC, Joint agreement dated 02/26/10, aggregate maturing value $250,005,417 (collateralized by Corporate and U.S. Government sponsored agency obligations valued at $262,500,000; 0%-5.41%, 11/01/21-09/20/56)	0.26%	03/01/10	180,003,900	180,000,000

BNP Paribas Securities Corp., Joint agreement dated 02/26/10, aggregate maturing value $392,010,453 (collateralized by Corporate, U.S. Government sponsored agency and U.S. Treasury obligations valued at $400,744,150; 0%-7.97%, 01/31/12-08/25/45)(c)	0.32%	03/01/10	180,004,800	180,000,000

Goldman, Sachs & Co., Joint agreement dated 02/26/10, aggregate maturing value $500,004,583 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,213; 0%-3.00%, 08/13/10-06/09/14)	0.11%	03/01/10	255,032,503	255,030,165

Wells Fargo Securities LLC, Joint agreement dated 02/26/10, aggregate maturing value $1,000,020,000 (collateralized by Corporate obligations valued at $1,050,000,000; 0%-7.88%, 03/01/10-02/12/51)	0.24%	03/01/10	170,003,400	170,000,000

Total Repurchase Agreements (Cost $785,030,165)				785,030,165

TOTAL INVESTMENTS(g)(h)–100.85% (Cost $3,621,194,187)				3,621,194,187

OTHER ASSETS LESS LIABILITIES–(0.85)%				(30,521,442)

NET ASSETS–100.00%				$3,590,672,745

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Disc.	– Discounted
GO	– General Obligation Bonds
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2010 was $2,106,505,800, which represented 58.67% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 11.00%; United Kingdom: 9.77%; Netherlands: 6.66%; other countries less than 5% each: 0.84%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Short-Term Investments Trust

STIC Prime Portfolio

(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1K.
(g)	Also represents cost for federal income tax purposes.
(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Bank of America, N.A.	5.0%

BNP Paribas	5.0

MetLife Short Term Funding LLC	5.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Short-Term Investments Trust

Schedule of Investments

February 28, 2010
(Unaudited)

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–45.25%
U.S. Treasury Bills–44.90%(a)
U.S. Treasury Bills	0.24%	03/04/10	$315,000	$314,993,700

U.S. Treasury Bills	0.20%	03/18/10	200,000	199,981,111

U.S. Treasury Bills	0.18%	03/11/10	75,000	74,996,276

U.S. Treasury Bills	0.22%	03/11/10	200,000	199,987,500

U.S. Treasury Bills	0.23%	03/11/10	150,000	149,990,417

U.S. Treasury Bills	0.20%	04/01/10	265,000	264,954,361

U.S. Treasury Bills	0.21%	04/01/10	200,000	199,963,833

U.S. Treasury Bills	0.51%	04/01/10	150,000	149,934,125

U.S. Treasury Bills	0.15%	04/08/10	200,000	199,968,333

U.S. Treasury Bills	0.10%	04/22/10	155,040	155,017,605

U.S. Treasury Bills	0.10%	04/22/10	100,000	99,985,483

U.S. Treasury Bills	0.17%	04/22/10	250,000	249,937,708

U.S. Treasury Bills	0.15%	05/06/10	200,000	199,943,167

U.S. Treasury Bills	0.16%	05/06/10	300,000	299,912,000

U.S. Treasury Bills	0.15%	05/13/10	200,000	199,938,964

U.S. Treasury Bills	0.17%	05/13/10	300,000	299,899,625

U.S. Treasury Bills	0.16%	05/20/10	300,000	299,892,000

U.S. Treasury Bills	0.15%	06/03/10	150,000	149,943,208

U.S. Treasury Bills	0.15%	06/03/10	150,000	149,941,054

U.S. Treasury Bills	0.15%	06/10/10	150,000	149,934,981

U.S. Treasury Bills	0.22%	06/10/10	200,000	199,873,750

U.S. Treasury Bills	0.11%	06/17/10	100,000	99,967,000

U.S. Treasury Bills	0.26%	06/17/10	150,000	149,885,250

U.S. Treasury Bills	0.10%	07/01/10	200,000	199,929,172

U.S. Treasury Bills	0.21%	07/01/10	200,000	199,857,667

U.S. Treasury Bills	0.12%	07/08/10	100,000	99,957,000

U.S. Treasury Bills	0.16%	07/08/10	250,000	249,854,427

U.S. Treasury Bills	0.14%	07/15/10	150,000	149,923,217

U.S. Treasury Bills	0.28%	07/15/10	100,000	99,894,033

U.S. Treasury Bills	0.14%	07/22/10	275,000	274,849,801

U.S. Treasury Bills	0.17%	08/05/10	150,000	149,892,063

U.S. Treasury Bills	0.17%	08/12/10	150,000	149,883,492

U.S. Treasury Bills	0.17%	08/12/10	150,000	149,880,417

U.S. Treasury Bills	0.17%	08/19/10	200,000	199,836,600

U.S. Treasury Bills	0.23%	08/26/10	100,000	99,883,806

U.S. Treasury Bills	0.32%	11/18/10	150,000	149,656,125

U.S. Treasury Bills	0.36%	11/18/10	150,000	149,607,000

U.S. Treasury Bills	0.41%	12/16/10	150,000	149,504,583

U.S. Treasury Bills	0.32%	01/13/11	100,000	99,715,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Short-Term Investments Trust

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Bills–(continued)

U.S. Treasury Bills	0.33%	02/10/11	$100,000	$99,682,833

U.S. Treasury Bills	0.36%	02/10/11	70,000	69,760,828

				7,200,409,640

U.S. Treasury Notes–0.35%
U.S. Treasury Notes	0.88%	02/28/11	55,000	55,250,118

Total U.S. Treasury Securities (Cost $7,255,659,758)				7,255,659,758

TOTAL INVESTMENTS (excluding Repurchase Agreements)–45.25% (Cost $7,255,659,758)				7,255,659,758

			Repurchase
			Amount
Repurchase Agreements–54.76%(b)
Banc of America Securities LLC, Agreement dated 02/26/10, maturing value $450,440,163 (collateralized by U.S. Treasury obligations valued at $459,445,219; 1.38%-1.50%, 07/15/12-11/15/12)	0.10%	03/01/10	450,440,163	450,436,409

Barclays Capital Inc., Agreement dated 02/26/10, maturing value of $300,002,500 (collateralized by U.S. Treasury obligations valued at $306,000,004; 2.00%-4.00%, 09/30/10-08/15/18)	0.10%	03/01/10	300,002,500	300,000,000

Barclays Capital Inc., Agreement dated 02/26/10, maturing value of $500,004,167 (collateralized by U.S. Treasury obligations valued at $510,000,051; 4.13%-4.38%, 08/15/12-08/31/12)	0.10%	03/01/10	500,004,167	500,000,000

Barclays Capital Inc., Term agreement dated 01/20/10, maturing value of $465,085,250 (collateralized by U.S. Treasury obligations valued at $474,300,113; 0.88%-4.00%, 04/30/11-02/15/15)	0.12%	03/16/10	465,085,250	465,000,000

Barclays Capital Inc., Term agreement dated 02/09/10, maturing value of $250,021,389 (collateralized by U.S. Treasury obligations valued at $255,000,009; 1.38%-4.00%, 10/15/12-02/15/15)	0.11%	03/09/10	250,021,389	250,000,000

Barclays Capital Inc., Term agreement dated 02/22/10, maturing value of $500,042,778 (collateralized by U.S. Treasury obligations valued at $510,000,093; 0%-6.13%, 06/17/10-11/15/27)	0.11%	03/22/10	500,042,778	500,000,000

BNP Paribas Securities Corp., Joint agreement dated 02/26/10, aggregate maturing value $1,430,011,917 (collateralized by U.S. Treasury obligations valued at $1,458,600,048; 0.75%-2.75%, 12/31/10-02/29/16)	0.10%	03/01/10	401,057,000	401,053,658

BNP Paribas Securities Corp., Term agreement dated 01/22/10, maturing value $465,075,950 (collateralized by U.S. Treasury obligations valued at $474,300,040; 1.38%-3.63%, 01/15/14-02/15/40)	0.12%	03/12/10	465,075,950	465,000,000

CIBC World Markets Corp., Agreement dated 02/26/10, maturing value $100,000,833 (collateralized by U.S. Treasury obligations valued at $102,010,183; 0.88%-4.63%, 03/31/10-02/15/40)	0.10%	03/01/10	100,000,833	100,000,000

Credit Suisse Securities (USA) LLC, Agreement dated 02/26/10, maturing value $350,002,917 (collateralized by U.S. Treasury obligations valued at $357,001,945; 5.00%-8.13%, 05/15/21-05/15/37)	0.10%	03/01/10	350,002,917	350,000,000

Credit Suisse Securities (USA) LLC, Term agreement dated 01/14/10, maturing value $500,125,000 (collateralized by U.S. Treasury obligations valued at $510,002,028; 3.50%-10.63%, 08/15/15-08/15/39)	0.10%	04/14/10	500,125,000	500,000,000

Deutsche Bank Securities Inc., Agreement dated 02/26/10, maturing value $250,002,083 (collateralized by U.S. Treasury obligations valued at $255,000,052; 0%-2.25%, 06/10/10-01/31/15)	0.10%	03/01/10	250,002,083	250,000,000

Deutsche Bank Securities Inc., Term agreement dated 02/11/10, maturing value $250,023,681 (collateralized by a U.S. Treasury obligation valued at $255,000,019; 2.75%, 02/15/19)	0.11%	03/15/10	250,023,681	250,000,000

HSBC Securities (USA) Inc., Agreement dated 02/26/10, maturing value $1,000,008,333 (collateralized by U.S. Treasury obligations valued at $1,020,003,336; 0%-3.13%, 03/04/10-01/31/17)	0.10%	03/01/10	1,000,008,333	1,000,000,000

HSBC Securities (USA) Inc., Agreement dated 02/26/10, maturing value $300,002,000 (collateralized by U.S. Treasury obligations valued at $306,001,113; 0%-3.88%, 04/15/10-02/15/40)	0.08%	03/01/10	300,002,000	300,000,000

JPMorgan Securities Inc., Agreement dated 02/26/10, maturing value $250,002,083 (collateralized by a U.S. Treasury obligation valued at $255,004,204; 3.63%, 08/15/19)	0.10%	03/01/10	250,002,083	250,000,000

RBC Capital Markets Corp., Agreement dated 02/26/10, maturing value of $350,002,625 (collateralized by U.S. Treasury obligations valued at $357,000,095; 0%, 05/27/10-08/26/10)	0.09%	03/01/10	350,002,625	350,000,000

RBS Securities Inc., Agreement dated 02/26/10, maturing value $750,006,875 (collateralized by U.S. Treasury obligations valued at $765,001,902; 1.38%-4.50%, 07/15/12-02/15/39)	0.11%	03/01/10	750,006,875	750,000,000

Societe Generale, Agreement dated 02/26/10, maturing value $750,006,250 (collateralized by U.S. Treasury obligations valued at $765,000,061; 0%-8.75%, 03/18/10-05/15/38)	0.10%	03/01/10	750,006,250	750,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Short-Term Investments Trust

Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)

UBS Securities LLC, Term agreement dated 02/08/10, maturing value $350,037,917 (collateralized by a U.S. Treasury obligation valued at $357,000,705; 3.25%, 12/31/16)	0.13%	03/11/10	$350,037,917	$350,000,000

Wells Fargo Securities, LLC, Agreement dated 02/26/10, maturing value $250,002,083 (collateralized by U.S. Treasury obligations valued at $255,000,025; 1.00%-6.00%, 12/31/11-02/15/26)	0.10%	03/01/10	250,002,083	250,000,000

Total Repurchase Agreements (Cost $8,781,490,067)				8,781,490,067

TOTAL INVESTMENTS(c)–100.01% (Cost $16,037,149,825)				16,037,149,825

OTHER ASSETS LESS LIABILITIES–(0.01)%				(808,214)

NET ASSETS–100.00%				$16,036,341,611

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1K.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Short-Term Investments Trust

Schedule of Investments

February 28, 2010
(Unaudited)

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–48.43%
Federal Farm Credit Bank (FFCB)–4.29%
Disc. Notes(a)	0.50%	03/30/10	$60,000	$59,975,833

Floating Rate Bonds(b)	0.12%	08/17/10	150,000	149,996,472

Floating Rate Bonds(b)	0.17%	11/17/10	100,000	100,000,474

Floating Rate Bonds(b)	0.17%	04/14/11	60,000	59,986,339

Floating Rate Bonds(b)	0.16%	12/16/11	75,000	74,996,635

Unsec. Floating Rate Bonds(b)	0.15%	07/13/10	25,000	25,000,000

				469,955,753

Federal Home Loan Bank (FHLB)–13.85%
Unsec. Bonds	0.92%	04/09/10	60,000	60,026,275

Unsec. Bonds	0.55%	06/03/10	25,000	25,000,000

Unsec. Bonds	0.55%	06/04/10	110,000	110,087,871

Unsec. Bonds	0.55%	06/10/10	55,000	54,982,041

Unsec. Disc. Notes(a)	1.04%	03/03/10	50,000	49,997,111

Unsec. Disc. Notes(a)	0.17%	04/26/10	115,000	114,968,695

Unsec. Disc. Notes(a)	0.48%	05/05/10	80,000	79,930,667

Unsec. Floating Rate Bonds(b)	0.80%	03/19/10	150,000	149,998,505

Unsec. Floating Rate Bonds(b)	0.26%	05/28/10	50,000	50,017,448

Unsec. Floating Rate Bonds(b)	0.62%	11/08/10	25,000	25,084,850

Unsec. Floating Rate Bonds(b)	0.14%	11/18/10	125,000	124,966,064

Unsec. Floating Rate Bonds(b)	0.12%	05/16/11	125,000	124,984,611

Unsec. Floating Rate Bonds(b)	0.25%	05/25/11	150,000	150,000,000

Unsec. Floating Rate Bonds(b)	0.15%	05/26/11	75,000	75,000,000

Unsec. Floating Rate Global Bonds(b)	0.10%	07/09/10	25,000	24,995,692

Unsec. Floating Rate Global Bonds(b)	0.25%	06/21/11	150,000	149,960,811

Unsec. Global Bonds	0.50%	10/19/10	80,000	79,997,159

Unsec. Global Bonds	3.38%	10/20/10	65,000	66,246,020

				1,516,243,820

Federal Home Loan Mortgage Corp. (FHLMC)–17.64%
Global Notes	2.38%	05/28/10	100,000	100,518,364

Unsec. Disc. Notes(a)	0.26%	03/01/10	80,000	80,000,000

Unsec. Disc. Notes(a)	0.24%	03/08/10	100,000	99,995,333

Unsec. Disc. Notes(a)	0.26%	03/15/10	125,000	124,987,361

Unsec. Disc. Notes(a)	0.26%	03/22/10	100,000	99,984,833

Unsec. Disc. Notes(a)	0.29%	04/15/10	100,000	99,963,750

Unsec. Disc. Notes(a)	0.21%	04/19/10	75,000	74,978,562

Unsec. Disc. Notes(a)	0.22%	04/20/10	75,000	74,977,083

Unsec. Disc. Notes(a)	0.17%	04/26/10	100,000	99,973,556

Unsec. Disc. Notes(a)	0.18%	05/11/10	75,000	74,973,375

Unsec. Disc. Notes(a)	0.43%	05/17/10	95,000	94,911,610

Unsec. Disc. Notes(a)	0.21%	05/18/10	110,000	109,949,950

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Unsec. Disc. Notes(a)	0.19%	05/24/10	$70,000	$69,968,967

Unsec. Disc. Notes(a)	0.22%	05/25/10	100,000	99,948,056

Unsec. Disc. Notes(a)	0.25%	06/21/10	115,000	114,910,556

Unsec. Disc. Notes(a)	0.18%	07/08/10	100,000	99,937,292

Unsec. Disc. Notes(a)	0.19%	07/13/10	30,000	29,978,783

Unsec. Disc. Notes(a)	0.25%	09/14/10	97,545	97,411,553

Unsec. Floating Rate Global Notes(b)	0.15%	07/12/10	100,000	100,000,000

Unsec. Floating Rate Global Notes(b)	0.16%	05/04/11	60,000	59,985,885

Unsec. Floating Rate MTN(b)	0.33%	03/09/11	30,000	30,040,554

Unsec. Floating Rate MTN(b)	0.18%	08/05/11	60,000	60,002,938

Unsec. Global MTN	3.25%	07/16/10	33,775	34,165,365

				1,931,563,726

Federal National Mortgage Association (FNMA)–12.65%
Unsec. Disc. Notes(a)	0.13%	03/05/10	100,000	99,998,556

Unsec. Disc. Notes(a)	0.16%	04/06/10	100,000	99,984,000

Unsec. Disc. Notes(a)	0.18%	05/05/10	115,000	114,962,625

Unsec. Disc. Notes(a)	0.16%	05/12/10	118,052	118,014,223

Unsec. Disc. Notes(a)	0.19%	05/25/10	80,000	79,964,111

Unsec. Disc. Notes(a)	0.25%	07/19/10	50,000	49,951,389

Unsec. Disc. Notes(a)	0.21%	08/09/10	100,000	99,906,083

Unsec. Disc. Notes(a)	0.25%	08/16/10	50,000	49,941,667

Unsec. Disc. Notes(a)	0.27%	08/16/10	75,000	74,905,500

Unsec. Disc. Notes(a)	0.26%	08/25/10	50,000	49,936,083

Unsec. Disc. Notes(a)	0.31%	10/01/10	40,000	39,926,289

Unsec. Disc. Notes(a)	0.30%	11/15/10	75,000	74,838,125

Unsec. Disc. Notes(a)	0.42%	12/01/10	47,630	47,476,823

Unsec. Disc. Notes(a)	0.43%	12/01/10	70,000	69,770,069

Unsec. Disc. Notes(a)	0.35%	01/03/11	75,000	74,775,417

Unsec. Disc. Notes(a)	0.36%	01/18/11	75,000	74,757,750

Unsec. Floating Rate Global Notes(b)	0.14%	07/13/10	60,000	59,992,401

Unsec. Global Notes	2.50%	04/09/10	75,000	75,184,258

Unsec. Global Notes	3.00%	07/12/10	30,000	30,301,506

				1,384,586,875

Total U.S. Government Sponsored Agency Securities (Cost $5,302,350,174)				5,302,350,174

U.S. Treasury Securities–4.97%(a)
U.S. Treasury Bills	0.21%	04/01/10	200,000	199,963,833

U.S. Treasury Bills	0.45%	06/03/10	70,000	69,917,750

U.S. Treasury Bills	0.52%	06/03/10	50,000	49,932,111

U.S. Treasury Bills	0.26%	06/17/10	100,000	99,923,500

U.S. Treasury Bills	0.32%	11/18/10	75,000	74,828,063

U.S. Treasury Bills	0.32%	01/13/11	50,000	49,857,563

Total U.S. Treasury Securities (Cost $544,422,820)				544,422,820

TOTAL INVESTMENTS (excluding Repurchase Agreements)–53.40% (Cost $5,846,772,994)				5,846,772,994

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–46.80%(c)
Banc of America Securities LLC, Joint agreement dated 02/26/10, aggregate maturing value $500,004,583 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,009; 0%-6.63%, 11/26/10-11/15/30)	0.11%	03/01/10	$430,003,942	$430,000,000

Barclays Capital Inc., Term joint agreement dated 02/22/10, aggregate maturing value $500,046,667 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,504; 0%, 01/15/11-04/15/30)	0.12%	03/22/10	450,042,000	450,000,000

BNP Paribas Securities Corp., Joint agreement dated 02/26/10, aggregate maturing value $1,430,011,917 (collateralized by U.S. Treasury obligations valued at $1,458,600,048; 0.75%-2.75%, 12/31/10-02/29/16)	0.10%	03/01/10	269,575,867	269,573,620

BNP Paribas Securities Corp., Term joint agreement dated 01/15/10, aggregate maturing value $500,137,500 (collateralized by U.S. Government sponsored agency obligations valued at $510,045,075; 0%-7.13%, 03/22/10-02/09/40)	0.11%	04/15/10	450,123,750	450,000,000

BNP Paribas Securities Corp., Term joint agreement dated 01/22/10, aggregate maturing value $500,088,472 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,050; 0%-10.70%, 03/01/10-01/15/48)	0.13%	03/12/10	450,079,625	450,000,000

Credit Suisse Securities (USA) LLC, Agreement dated 02/26/10, maturing value $250,002,292 (collateralized by U.S. Treasury obligations valued at $255,000,121; 1.00%-5.75%, 05/15/10-02/15/36)	0.11%	03/01/10	250,002,292	250,000,000

Credit Suisse Securities (USA) LLC, Term joint agreement dated 01/14/10, aggregate maturing value $500,137,500 (collateralized by U.S. Government sponsored agency and U.S. Treasury obligations valued at $510,000,934; 4.50%, 03/01/10-02/15/36)	0.11%	04/14/10	450,123,750	450,000,000

Deutsche Bank Securities Inc., Joint agreement dated 02/26/10, aggregate maturing value $250,002,292 (collateralized by U.S. Government sponsored agency obligations valued at $255,002,832; 0%-1.84%, 08/23/10-02/01/13)	0.11%	03/01/10	180,001,650	180,000,000

Deutsche Bank Securities Inc., Term agreement dated 02/11/10, maturing value $250,025,833 (collateralized by a U.S. Government sponsored agency obligation valued at $255,000,619; 0%, 08/11/11)	0.12%	03/15/10	250,025,833	250,000,000

Goldman, Sachs & Co., Joint agreement dated 02/26/10, aggregate maturing value $500,004,583 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,213; 0%-3.00%, 08/13/10-06/09/14)	0.11%	03/01/10	244,972,080	244,969,835

HSBC Securities (USA) Inc., Joint agreement dated 02/26/10, aggregate maturing value $250,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $255,003,635; 0%-10.70%, 03/26/10-04/15/30)	0.12%	03/01/10	150,001,500	150,000,000

RBC Capital Markets Corp., Joint agreement dated 02/26/10, aggregate maturing value $250,002,292 (collateralized by U.S. Government sponsored agency obligations valued at $255,001,178; 0%-8.95%, 03/04/10-04/15/42)	0.11%	03/01/10	50,000,458	50,000,000

Societe Generale, Agreement dated 02/26/10, maturing value $750,007,500 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,222; 0%-6.00%, 03/02/10-04/18/36)	0.12%	03/01/10	750,007,500	750,000,000

Wells Fargo Securities, LLC, Agreement dated 02/26/10, maturing value $750,007,500 (collateralized by U.S. Government sponsored agency and U.S. Treasury obligations valued at $765,000,003; 0%-6.63%, 03/01/10-04/15/32)	0.12%	03/01/10	750,007,500	750,000,000

Total Repurchase Agreements (Cost $5,124,543,455)				5,124,543,455

TOTAL INVESTMENTS(d)–100.20% (Cost $10,971,316,449)				10,971,316,449

OTHER ASSETS LESS LIABILITIES–(0.20)%				(22,309,014)

NET ASSETS–100.00%				$10,949,007,435

Investment Abbreviations:

Disc.	– Discounted
MTN	– Medium-Term Notes
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.
(c)	Principal amount equals value at period end. See Note 1K.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Short-Term Investments Trust

Schedule of Investments

February 28, 2010
(Unaudited)

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–93.54%
Federal Farm Credit Bank (FFCB)–10.89%
Disc. Notes(a)	0.10%	03/19/10	$6,146	$6,145,693

Disc. Notes(a)	0.50%	03/30/10	5,000	4,997,986

Floating Rate Bonds(b)	0.22%	04/27/10	10,000	10,001,430

Floating Rate Bonds(b)	0.21%	08/04/10	5,000	4,994,408

Floating Rate Bonds(b)	0.12%	08/17/10	10,000	9,999,765

Floating Rate Bonds(b)	0.17%	04/14/11	5,000	4,998,862

Unsec. Floating Rate Bonds(b)	0.15%	07/13/10	10,000	10,000,000

				51,138,144

Federal Home Loan Bank (FHLB)–82.65%
Unsec. Bonds	0.92%	04/09/10	5,000	5,002,190

Unsec. Bonds	0.80%	05/17/10	7,000	7,007,960

Unsec. Bonds	0.55%	06/04/10	3,000	3,002,396

Unsec. Bonds	0.55%	06/10/10	5,000	4,998,367

Unsec. Bonds	5.25%	06/11/10	3,280	3,325,587

Unsec. Disc. Notes(a)	0.06%	03/01/10	80,000	80,000,000

Unsec. Disc. Notes(a)	0.10%	03/03/10	7,000	6,999,961

Unsec. Disc. Notes(a)	0.10%	03/10/10	25,000	24,999,375

Unsec. Disc. Notes(a)	0.11%	03/12/10	20,000	19,999,328

Unsec. Disc. Notes(a)	0.07%	03/19/10	15,250	15,249,466

Unsec. Disc. Notes(a)	0.08%	03/24/10	35,000	34,998,211

Unsec. Disc. Notes(a)	0.09%	04/01/10	15,650	15,648,787

Unsec. Disc. Notes(a)	0.12%	04/05/10	15,000	14,998,250

Unsec. Disc. Notes(a)	0.09%	04/07/10	12,500	12,498,844

Unsec. Disc. Notes(a)	0.11%	04/14/10	17,000	16,997,714

Unsec. Disc. Notes(a)	0.17%	04/26/10	8,966	8,963,559

Unsec. Disc. Notes(a)	0.11%	04/28/10	9,000	8,998,405

Unsec. Disc. Notes(a)	0.20%	06/01/10	4,800	4,797,485

Unsec. Disc. Notes(a)	0.20%	06/15/10	3,500	3,497,939

Unsec. Disc. Notes(a)	0.19%	07/07/10	17,250	17,238,347

Unsec. Floating Rate Bonds(b)	0.26%	05/28/10	27,500	27,509,597

Unsec. Floating Rate Bonds(b)	0.04%	10/22/10	10,000	9,993,058

Unsec. Floating Rate Bonds(b)	0.62%	11/08/10	10,000	10,033,940

Unsec. Floating Rate Bonds(b)	0.12%	05/16/11	10,000	9,998,769

Unsec. Floating Rate Bonds(b)	0.25%	05/25/11	5,000	5,000,000

Unsec. Floating Rate Bonds(b)	0.15%	05/26/11	1,500	1,499,437

Unsec. Floating Rate Global Bonds(b)	0.10%	07/09/10	5,040	5,039,132

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Floating Rate Bonds(b)	0.24%	07/09/10	$5,000	$5,002,172

Unsec. Global Bonds	3.38%	10/20/10	4,790	4,881,822

				388,180,098

Total U.S. Government Sponsored Agency Securities (Cost $439,318,242)				439,318,242

U.S. Treasury Securities–8.35%(a)
U.S. Treasury Bills	0.21%	03/18/10	14,260	14,258,586

U.S. Treasury Bills	0.16%	05/06/10	10,000	9,997,067

U.S. Treasury Bills	0.45%	06/03/10	5,000	4,994,125

U.S. Treasury Bills	0.26%	06/17/10	5,000	4,996,175

U.S. Treasury Bills	0.36%	02/10/11	5,000	4,982,916

Total U.S. Treasury Securities (Cost $39,228,869)				39,228,869

TOTAL INVESTMENTS(c)–101.89% (Cost $478,547,111)				478,547,111

OTHER ASSETS LESS LIABILITIES–(1.89)%				(8,877,368)

NET ASSETS–100.00%				$469,669,743

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Short-Term Investments Trust

Schedule of Investments

February 28, 2010
(Unaudited)

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–96.71%
Arizona–1.95%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(a)(b)(c)	0.28%	08/01/15	$7,485	$7,485,000

Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	12/01/37	14,000	14,000,000

				21,485,000

Colorado–5.85%
Adams (County of) (Hunters Cove); Series 1985 A, VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(a)(b)	0.21%	01/15/14	6,350	6,350,000

Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	07/01/34	2,565	2,565,000

Colorado (State of) Educational Loan Program; Series 2010 A, TRAN	1.50%	08/12/10	9,000	9,049,411

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2004 B, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	11/15/34	8,500	8,500,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.25%	11/01/28	3,710	3,710,000

Colorado (State of); Series 2009 A, General Fund TRAN	2.00%	06/25/10	5,000	5,024,650

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	07/01/21	4,880	4,880,000

El Paso (County of) (Briarglen Apartments); Series 1994, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(a)	0.22%	12/01/24	1,000	1,000,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	12/01/38	2,135	2,135,000

Mesa (County of) (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	12/01/26	6,750	6,750,000

Pitkin (County of) (Centennial-Aspen II LP); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(d)	0.25%	12/01/24	5,235	5,235,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(d)	0.25%	12/01/23	2,440	2,440,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(d)(e)	0.20%	12/01/30	6,900	6,900,000

				64,539,061

Florida–3.08%
Florida (State of) Development Finance Corp. (The Wellness Community-Southwest Florida, Inc.); Series 2009, VRD IDR (LOC–Harris N.A.)(a)(d)	0.20%	08/01/34	5,500	5,500,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–Federal Home Loan Mortgage Corp.)(a)	0.22%	11/01/32	1,920	1,920,000

Hillsborough (County of) Industrial Development Authority (Tampa Metropolitan Area YMCA); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.22%	03/01/25	4,450	4,450,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.27%	06/01/22	9,735	9,735,000

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(b)(c)	0.20%	04/01/17	2,275	2,275,000

Manatee (County of) (St. Stephen’s Upper School); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.20%	11/01/25	1,500	1,500,000

Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	10/15/32	1,125	1,125,000

Miami-Dade (County of) Educational Facilities Authority (Carlos Albizu University); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.25%	12/01/25	1,800	1,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Miami-Dade (County of) Industrial Development Authority (Gulliver Schools); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.22%	09/01/29	$2,450	$2,450,000

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	04/01/20	3,225	3,225,000

				33,980,000

Georgia–1.46%
Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.19%	09/01/25	9,090	9,090,000

Fulton (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)(d)	0.28%	08/01/21	3,130	3,130,000

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	11/15/32	3,920	3,920,000

				16,140,000

Illinois–23.43%
Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	06/01/36	7,870	7,870,000

Illinois (State of) Development Finance Authority (Aurora Central Catholic High School); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.25%	04/01/24	4,370	4,370,000

Illinois (State of) Development Finance Authority (Fenwick High School); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	03/01/32	11,800	11,800,000

Illinois (State of) Development Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America N.A. & JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.21%	08/01/30	4,700	4,700,000

Illinois (State of) Development Finance Authority (Little City Foundation); Series 1994, VRD Special Facility RB (LOC–Bank of America, N.A.)(a)(d)	0.30%	02/01/19	3,395	3,395,000

Illinois (State of) Development Finance Authority (Museum of Contemporary Art); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A. & Northern Trust Co.)(a)(d)	0.21%	02/01/29	27,200	27,200,000

Illinois (State of) Development Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	06/01/37	7,975	7,975,000

Illinois (State of) Development Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.21%	06/01/17	3,245	3,245,000

Illinois (State of) Development Finance Authority (Rosecrance Inc.); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	10/01/24	3,770	3,770,000

Illinois (State of) Development Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.25%	06/01/32	1,500	1,500,000

Illinois (State of) Development Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–Harris N.A.)(a)(d)	0.20%	10/01/33	5,600	5,600,000

Illinois (State of) Development Finance Authority (West Central Illinois Educational Telecommunications Corp.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.30%	09/01/32	3,320	3,320,000

Illinois (State of) Development Finance Authority (Westside Health Authority); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	12/01/29	2,550	2,550,000

Illinois (State of) Development Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC–Harris N.A.)(a)(d)	0.21%	06/01/29	8,400	8,400,000

Illinois (State of) Educational Facilities Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.21%	03/01/28	1,300	1,300,000

Illinois (State of) Educational Facilities Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.21%	01/01/26	8,100	8,100,000

Illinois (State of) Finance Authority (Advocate Health Care Network);
Series 2008 A-1, VRD RB(a)	0.37%	11/01/30	3,000	3,000,000

Series 2008 A-2, VRD RB(a)	0.35%	11/01/30	3,300	3,300,000

Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 B-2, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.21%	09/01/38	1,800	1,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	03/01/36	$3,735	$3,735,000

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–Harris N.A.)(a)(d)	0.20%	02/01/42	12,500	12,500,000

Illinois (State of) Finance Authority (Jewish Charities Revenue Anticipation Notes Program); Series 2009 A, VRD RB (LOC– Harris N.A.)(a)(b)(d)	0.20%	06/30/10	7,185	7,185,000

Illinois (State of) Finance Authority (Joan W. & Irving B. Harris Theater for Music and Dance); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.30%	03/01/40	3,250	3,250,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 B, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	08/01/35	7,490	7,490,000

Illinois (State of) Finance Authority (Northwestern University); Series 2008 B, VRD RB(a)	0.32%	12/01/46	6,700	6,700,000

Illinois (State of) Finance Authority (Provena Health);
Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	08/15/44	20,000	20,000,000

Series 2009 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	08/15/44	12,500	12,500,000

Illinois (State of) Finance Authority (St. Xavier University); Series 2006, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.30%	10/01/40	4,000	4,000,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–Harris N.A.)(a)(d)	0.21%	06/01/34	9,500	9,500,000

Illinois (State of) Health Facilities Authority (Memorial Medical Center); Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.24%	01/01/16	9,430	9,430,000

Illinois (State of) Health Facilities Authority (Peace Memorial Ministries); Series 2003 B, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.23%	08/15/33	8,965	8,965,000

Illinois (State of) Health Facilities Authority (Revolving Fund Pooled Financing Program);
Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	08/01/15	18,050	18,050,000

Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	08/01/15	6,450	6,450,000

Naperville (City of) (DuPage Children’s Museum); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	06/01/30	6,200	6,200,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	01/15/22	9,500	9,500,000

				258,650,000

Indiana–4.40%
Dearborn (County of) (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	04/01/36	7,450	7,450,000

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development and Improvement RB (LOC–PNC Bank, N.A.)(a)(d)	0.28%	08/01/37	1,950	1,950,000

Indiana (State of) Development Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	02/01/24	8,700	8,700,000

Indiana (State of) Development Finance Authority (Indiana Historical Society, Inc.); Series 1996, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.21%	08/01/31	2,700	2,700,000

Indiana (State of) Development Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	02/01/39	6,400	6,400,000

Indiana (State of) Educational Facilities Authority (Marian College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	04/01/24	3,470	3,470,000

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.24%	12/01/23	3,850	3,850,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	07/01/27	8,000	8,000,000

Indianapolis Local Public Improvement Bond Bank; Series 2010 B, RN	0.37%	08/06/10	6,000	6,000,000

				48,520,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Iowa–0.27%
Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC–U.S. Bank, N.A.)(a)(d)	0.25%	10/01/32	$935	$935,000

West Des Moines (City of); Series 2009 B, Unlimited Tax GO	2.50%	06/01/10	2,000	2,010,338

				2,945,338

Kansas–0.66%
Olathe (City of) (YMCA of Greater Kansas City); Series 2002 B, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.25%	11/01/18	2,235	2,235,000

Olathe (City of); Series 2009 B, Unlimited Tax GO Temporary Notes	1.50%	06/01/10	5,000	5,014,110

				7,249,110

Kentucky–0.25%
Breckinridge (County of) (Kentucky Association of Counties Leasing Trust);
Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(d)	0.19%	12/01/29	1,495	1,495,000

Series 2001 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(d)	0.19%	02/01/31	1,250	1,250,000

				2,745,000

Maryland–2.96%
Baltimore (County of) (Blue Circle Inc.); Series 1992, Ref. VRD Economic Development RB (LOC–BNP Paribas)(a)(d)(e)	0.21%	12/01/17	7,900	7,900,000

Baltimore (County of) (Metropolitan District); Series 2008, Commercial Paper BAN	0.21%	04/06/10	19,400	19,400,000

Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.19%	07/01/33	5,395	5,395,000

				32,695,000

Massachusetts–2.23%
Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.20%	09/01/38	4,900	4,900,000

Massachusetts (State of) Development Finance Agency (MassDevelopment CP Program 5); Series 2007, Commercial Paper RN (LOC–TD Bank, N.A.)(d)	0.28%	04/01/10	13,423	13,423,000

Massachusetts (State of) Health & Educational Facilities Authority (Community Health Center Capital Fund); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.20%	03/01/15	1,315	1,315,000

Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.19%	07/01/38	5,000	5,000,000

				24,638,000

Michigan–2.67%
Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–Federal National Mortgage Association)(a)	0.22%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	09/01/25	1,510	1,510,000

Saline (City of) Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	11/01/25	9,600	9,600,000

Southfield (City of) Economic Development Corp. (Lawrence Technological University);
Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	02/01/35	5,315	5,315,000

Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	10/01/31	5,405	5,405,000

Walled Lake (City of) Consolidated School District; Series 2000, School Building & Site Unlimited Tax GO(f)(g)	5.13%	05/01/10	6,000	6,047,298

				29,492,298

Minnesota–1.69%
Coon Rapids (City of) (The Health Central System Project); Series 1985, VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.30%	08/01/15	2,900	2,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota–(continued)

Dakota (County of) Community Development Agency (Catholic Finance Corp.-Faithful Shepherd School); Series 2002, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	01/01/12	$1,200	$1,200,000

Minnesota (State of) Independent School District No. 14 (Fridley); Series 2009 B, Aid Anticipation Ctfs. Of Indebtedness Unlimited Tax GO	1.25%	09/30/10	4,000	4,014,606

Minnesota (State of) Independent School District No. 316 (The Greenway Schools); Series 2009 A, Aid Anticipation Ctfs. Of Indebtedness Unlimited Tax GO	1.50%	09/10/10	3,000	3,014,182

Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program);
Series 2009, COP	2.00%	09/10/10	1,500	1,511,664

Series 2009 B, COP	2.00%	09/10/10	6,000	6,053,729

				18,694,181

Mississippi–2.68%
Jackson (County of); Series 1994, Ref. VRD Water System Unlimited Tax GO (CEP–Chevron Corp.)(a)	0.25%	11/01/24	8,440	8,440,000

Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (CEP–Federal Home Loan Bank of Dallas)(a)	0.19%	05/01/35	5,500	5,500,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(a)(d)	0.17%	12/01/31	14,000	14,000,000

Mississippi (State of) Development Bank (Harrison (County of)); Series 2008 A-1, Ref. VRD Special GO (LOC–Bank of America, N.A.)(a)(d)	0.50%	10/01/17	1,610	1,610,000

				29,550,000

Missouri–3.12%
Missouri (State of) Health & Educational Facilities Authority (Academie Lafayette); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	02/01/28	1,340	1,340,000

Missouri (State of) Health & Educational Facilities Authority (Ascension Health Senior Credit Group); Series 2008 C-5, VRD RB(a)	0.39%	11/15/26	2,000	2,000,000

Missouri (State of) Health & Educational Facilities Authority (St. John Vianney High School); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.30%	04/01/30	2,100	2,100,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.25%	12/01/27	14,500	14,500,000

St. Charles (County of) Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	04/15/27	5,600	5,600,000

St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.24%	12/01/15	3,950	3,950,000

St. Louis (County of) Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	04/15/27	4,970	4,970,000

				34,460,000

New Hampshire–2.55%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.28%	06/01/28	2,500	2,500,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.21%	01/01/18	17,515	17,515,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.20%	09/01/37	4,180	4,180,000

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.20%	07/01/38	3,985	3,985,000

				28,180,000

New Mexico–0.91%
Bernalillo (County of); Series 2009, TRAN	2.50%	06/30/10	10,000	10,066,633

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–0.59%
Suffolk (County of); Series 2009, Unlimited Tax GO TAN	2.00%	08/12/10	$6,500	$6,548,405

North Carolina–3.63%
North Carolina (State of) Capital Facilities Finance Agency (Gardner-Webb University); Series 2003, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	07/01/23	5,570	5,570,000

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.19%	09/01/27	5,180	5,180,000

North Carolina (State of) Capital Facilities Finance Agency (The YMCA of Greater Charlotte); Series 2007 B, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.19%	04/01/29	6,400	6,400,000

North Carolina (State of) Educational Facilities Finance Agency (Cardinal Gibbons High School); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	08/01/14	3,280	3,280,000

North Carolina (State of) Housing Finance Agency (The Masonic Home for Children at Oxford); Series 2002, VRD Housing Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.28%	08/01/23	3,805	3,805,000

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	02/01/28	3,600	3,600,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.18%	12/01/36	10,100	10,100,000

Rowan (County of) Industrial Facilities & Pollution Control Financing Authority (YMCA of Rowan County); Series 2002, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	03/01/22	2,185	2,185,000

				40,120,000

Ohio–2.38%
Butler (County of) (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	06/01/35	9,485	9,485,000

Dublin (City of) City School District; Series 2009, School Construction Unlimited Tax GO BAN	1.00%	10/14/10	2,000	2,004,939

Lake (County of) (Lake Hospital System, Inc.); Series 2002, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.36%	12/01/32	9,830	9,830,000

Vandalia (City of) -Butler (Township of) City School District;
Series 2009 A, School Improvement Unlimited Tax GO BAN	1.50%	03/01/10	2,000	2,000,000

Series 2009 B, School Improvement Unlimited Tax GO BAN	1.50%	03/01/10	3,000	3,000,000

				26,319,939

Pennsylvania–6.88%
Allegheny (County of) Hospital Development Authority (UPMC Senior Communities, Inc.); Series 2003, VRD RB (CEP–Federal National Mortgage Association)(a)	0.19%	07/15/28	2,825	2,825,000

Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	09/01/18	3,065	3,065,000

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.20%	10/15/25	8,990	8,990,000

Lebanon (County of) Health Facilities Authority (United Church of Christ Homes, Inc.); Series 1997, VRD Health Center RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	12/01/22	2,030	2,030,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(d)(e)	0.20%	07/01/38	47,270	47,270,000

Pennsylvania (Commonwealth of); Series 2009-2010, Unlimited Tax GO TAN	1.50%	06/30/10	6,500	6,525,913

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Rosemont College); Series 2004 O, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.20%	11/01/34	5,300	5,300,000

				76,005,913

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Rhode Island–1.24%
East Greenwich (Town of); Series 2010, Unlimited Tax GO BAN	1.50%	02/16/11	$3,700	$3,740,507

Rhode Island (State of) & Providence Plantations; Series 2009, Unlimited Tax GO TAN	2.50%	06/30/10	7,425	7,473,589

Rhode Island (State of) Health & Educational Building Corp. (Ocean State Assisted Living); Series 2001, VRD Health Facilities RB (LOC–Banco Santander S.A.)(a)(d)(e)	0.27%	07/01/31	2,500	2,500,000

				13,714,096

South Carolina–1.24%
Charleston (County of); Series 2009 B, Ref. Unlimited Tax GO	2.00%	08/01/10	1,200	1,206,501

Educational Facilities Authority for Private Non-profit Institutions of Higher Learning (Columbia College); Series 2001, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.25%	12/01/22	7,500	7,500,000

Spartanburg (County of) School District No. 2; Series 2009, Unlimited Tax GO	3.00%	04/01/10	5,000	5,010,789

				13,717,290

Tennessee–1.29%
Chattanooga (City of) Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	05/15/33	3,175	3,175,000

Jackson (City of) Health, Educational & Housing Facility Board (Post House Jackson Apartments);
Series 2001, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	05/15/31	1,375	1,375,000

Series 2002, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	10/15/32	3,970	3,970,000

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Alive Hospice, Inc.); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.50%	08/01/19	1,000	1,000,000

Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(a)	0.20%	03/01/33	4,750	4,750,000

				14,270,000

Texas–8.14%
Austin (City of) Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	10/15/32	3,350	3,350,000

Gulf Coast Industrial Development Authority (Petrounited Terminals, Inc.); Series 1989, Ref. VRD RB (LOC–BNP Paribas)(a)(b)(d)(e)	0.21%	11/01/19	4,850	4,850,000

Harris (County of) Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC–Northern Trust Co.)(a)(d)	0.22%	11/15/47	5,000	5,000,000

Hockley (County of) Industrial Development Corp. (Amoco Corp.);
Series 1983, VRD PCR(a)(e)	0.50%	03/01/14	29,000	29,000,000

Series 1985, VRD PCR(a)(e)	0.45%	11/01/19	8,500	8,500,000

Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, VRD Housing RB (LOC–Bank of New York Mellon)(a)(d)	1.24%	03/01/33	5,820	5,820,000

Houston (City of); Series 2009 H-2, GO Commercial Paper Notes	0.25%	05/19/10	5,000	5,000,000

Lower Neches Valley Authority (Chevron U.S.A. Inc.); Series 1987, VRD PCR(a)	0.29%	02/15/17	4,700	4,700,000

Metropolitan Higher Education Authority, Inc. (University of Dallas); Series 1999, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.25%	05/01/19	9,100	9,100,000

San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	04/01/26	4,805	4,805,000

Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.22%	02/15/27	7,760	7,760,000

Travis (County of); Series 2008, Limited Tax GO Ctfs.	3.25%	03/01/10	2,000	2,000,000

				89,885,000

Utah–0.28%
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(a)	0.20%	04/01/42	3,125	3,125,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virginia–2.20%
Albemarle (County of) Economic Development Authority (Martha Jefferson Hospital); Series 2008 A, VRD Hospital RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.18%	10/01/48	$4,000	$4,000,000

Charlottesville (City of) Industrial Development Authority (University of Virginia Foundation); Series 2006 B, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.18%	12/01/37	2,930	2,930,000

Fairfax (County of) Industrial Development Authority (Inova Health System Foundation); Series 2009 A, Health Care RB	3.00%	05/15/10	3,000	3,014,419

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	12/01/34	1,570	1,570,000

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, L.L.C.); Series 1999, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(a)	0.24%	12/01/19	1,290	1,290,000

Virginia (State of) Public School Authority; Series 2009 IX, School Educational Technology RN	1.50%	04/15/10	11,460	11,474,750

				24,279,169

Washington–1.95%
Bellingham (Port of) Industrial Development Corp. (BP West Coast Products LLC); Series 2009, Environmental Facilities Industrial RB(e)	0.23%	03/03/10	2,250	2,250,000

Lake Tapps Parkway Properties; Series 1999 B, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	12/01/19	4,700	4,700,000

Seattle (City of) Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(a)(d)	0.25%	05/01/19	2,480	2,480,000

Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(a)	0.20%	11/01/25	6,450	6,450,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2006, VRD RB (LOC–Citibank, N.A.)(a)(b)(d)	0.23%	11/15/26	1,455	1,455,000

Washington (State of) Higher Education Facilities Authority (Cornish College of the Arts); Series 2003 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.27%	12/01/33	1,000	1,000,000

Washington (State of) Housing Finance Commission (Gonzaga Preparatory School, Inc.); Series 2003, VRD Non-profit RB (LOC–Bank of America, N.A.)(a)(d)	0.25%	09/01/33	2,150	2,150,000

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC–U.S. Bank, N.A.)(a)(d)	0.25%	07/01/22	1,000	1,000,000

				21,485,000

West Virginia–0.63%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.18%	01/01/34	7,000	7,000,000

Wisconsin–4.42%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (CEP–Federal Home Loan Bank of Chicago)(a)	0.21%	10/01/42	5,460	5,460,000

Milwaukee (City of) Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	09/01/40	6,375	6,375,000

Milwaukee (City of); Series 2005 V-8, VRD Corporate Purpose Unlimited Tax GO(a)	0.22%	02/01/25	20,200	20,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Concordia University of Wisconsin, Inc.); Series 2009, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	05/01/39	4,000	4,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	12/01/36	7,000	7,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Lawrence University of Wisconsin); Series 2009, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	02/01/39	4,055	4,055,000

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	08/15/34	1,725	1,725,000

				48,815,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wyoming–1.68%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.22%	11/01/24	$5,460	$5,460,000

Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.22%	11/01/24	13,060	13,060,000

				18,520,000

TOTAL INVESTMENTS(h)(i)–96.71% (Cost $1,067,834,433)				1,067,834,433

OTHER ASSETS LESS LIABILITIES–3.29%				36,378,098

NET ASSETS–100.00%				$1,104,212,531

Investment Abbreviations:

BAN	– Bond Anticipation Note
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GO	– General Obligation Bonds
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sr.	– Senior
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2010 was $48,325,000, which represented 4.38% of the Fund’s Net Assets.
(c)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 7.88%; other countries less than 5% each: 2.01%.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JPMorgan Chase Bank, N.A.	24.1%

Wells Fargo Bank, N.A.	9.4

Bank of America, N.A	7.2

U.S. Bank, N.A.	7.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Short-Term Investments Trust

Statement of Assets and Liabilities

February 28, 2010
(Unaudited)

				Government	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	& Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value and cost	$23,248,626,001	$2,836,164,022	$7,255,659,758	$5,846,772,994	$478,547,111	$1,067,834,433

Repurchase agreements, at value and cost	1,064,122,355	785,030,165	8,781,490,067	5,124,543,455	—	—

Total investments, at value and cost	24,312,748,356	3,621,194,187	16,037,149,825	10,971,316,449	478,547,111	1,067,834,433

Cash	—	—	—	—	932,476	1,463,410

Receivables for:
Investments sold	90,599,562	385,000	—	—	—	34,305,059

Interest	17,050,061	120,161	540,803	3,721,227	197,983	1,132,684

Fund expenses absorbed	617,433	226,635	1,363,104	474,391	88,089	141,772

Investment for trustee deferred compensation and retirement plans	442,281	217,066	201,017	78,667	41,706	78,748

Other assets	137,667	188,029	244,612	341,664	60,901	63,350

Total assets	24,421,595,360	3,622,331,078	16,039,499,361	10,975,932,398	479,868,266	1,105,019,456

Liabilities:
Payables for:
Investments purchased	7,740,038	29,995,092	—	25,093,919	10,037,568	185,002

Amount due custodian	30,614	—	—	—	—	—

Dividends	2,062,747	154,637	255,066	441,162	7,710	20,112

Accrued fees to affiliates	1,175,633	383,839	1,509,898	785,190	38,024	119,823

Accrued operating expenses	347,326	84,578	187,217	95,526	29,133	96,309

Trustee deferred compensation and retirement plans	2,709,703	1,040,187	1,205,569	509,166	86,088	385,679

Total liabilities	14,066,061	31,658,333	3,157,750	26,924,963	10,198,523	806,925

Net assets applicable to shares outstanding	$24,407,529,299	$3,590,672,745	$16,036,341,611	$10,949,007,435	$469,669,743	$1,104,212,531

Net assets consist of:
Shares of beneficial interest	$24,405,077,751	$3,589,585,055	$16,034,837,520	$10,948,484,755	$469,613,679	$1,104,234,016

Undistributed net investment income	2,304,761	779,246	796,235	273,782	39,230	—

Undistributed net realized gain (loss)	146,787	308,444	707,856	248,898	16,834	(21,485)

	$24,407,529,299	$3,590,672,745	$16,036,341,611	$10,949,007,435	$469,669,743	$1,104,212,531

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 28, 2010
(Unaudited)

				Government	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	& Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net Assets:
Institutional Class	$16,332,712,293	$1,955,806,664	$4,345,423,077	$6,712,734,543	$352,427,109	$635,713,731

Private Investment Class	$716,462,238	$330,519,269	$854,829,854	$815,428,001	$31,467,907	$140,946,713

Personal Investment Class	$110,877,065	$138,647,141	$198,165,641	$17,792,482	$8,922,428	$5,682,676

Cash Management Class	$2,756,825,982	$789,522,893	$7,522,511,168	$1,729,093,937	$15,292,583	$211,312,453

Reserve Class	$143,996,431	$9,298,674	$67,997,416	$113,033,355	$2,670,183	$16,232,715

Resource Class	$411,363,826	$222,434,167	$349,262,625	$398,956,700	$58,889,473	$93,510,614

Corporate Class	$3,935,291,464	$144,443,937	$2,698,151,830	$1,161,968,417	$60	$813,629

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	16,330,796,152	1,956,222,968	4,344,972,765	6,712,463,796	352,364,457	635,670,857

Private Investment Class	716,404,354	330,589,564	854,718,903	815,372,345	31,487,699	140,925,605

Personal Investment Class	110,864,461	138,586,955	198,078,232	17,788,599	8,922,898	5,678,710

Cash Management Class	2,756,494,926	789,485,054	7,521,789,549	1,729,010,331	15,287,023	211,327,074

Reserve Class	143,993,510	9,299,899	67,971,327	113,033,197	2,668,326	16,229,364

Resource Class	411,324,334	222,405,176	349,201,021	398,914,604	58,886,602	93,504,871

Corporate Class	3,935,199,512	144,425,423	2,698,095,279	1,161,937,115	60	814,042

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        Short-Term Investments Trust

Statement of Operations

For the six months ended February 28, 2010
(Unaudited)

				Government	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	& Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$46,046,832	$5,094,125	$15,136,027	$15,291,750	$463,507	$2,046,853

Expenses:
Advisory fees	20,102,571	2,793,653	13,144,220	6,066,201	455,946	1,367,508

Administrative services fees	654,956	308,777	515,789	434,890	91,851	172,760

Custodian fees	462,536	50,186	236,364	263,057	11,297	18,033

Distribution fees:
Private Investment Class	1,896,978	917,687	2,299,833	1,669,879	120,343	395,051

Personal Investment Class	447,510	589,681	744,766	68,326	41,823	23,255

Cash Management Class	1,609,091	389,385	4,538,521	880,384	11,381	126,541

Reserve Class	551,820	47,458	292,734	574,016	21,057	77,275

Resource Class	595,880	244,095	378,131	442,036	38,640	113,544

Corporate Class	701,607	20,068	340,614	179,394	41	3,053

Transfer agent fees	1,206,154	167,619	787,594	545,958	25,174	55,959

Trustees’ and officers’ fees and benefits	368,197	59,470	254,781	174,110	17,525	27,629

Other	1,000,921	333,563	546,267	548,678	89,836	233,518

Total expenses	29,598,221	5,921,642	24,079,614	11,846,929	924,914	2,614,126

Less: Fees waived and expenses reimbursed	(7,159,088)	(2,503,416)	(12,203,348)	(2,565,024)	(570,147)	(938,865)

Net expenses	22,439,133	3,418,226	11,876,266	9,281,905	354,767	1,675,261

Net investment income	23,607,699	1,675,899	3,259,761	6,009,845	108,740	371,592

Net realized gain from Investment securities*	22,903	3,273	207,313	2,705	23	21,430

Net increase in net assets resulting from operations	$23,630,602	$1,679,172	$3,467,074	$6,012,550	$108,763	$393,022

*	Includes net gains from securities sold to affiliates of $2,681 for Government & Agency Portfolio.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        Short-Term Investments Trust

Statement of Changes in Net Assets

For the six months ended February 28, 2010 and the year ended August 31, 2009
(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 28,	August 31,	February 28,	August 31,
	2010	2009	2010	2009

Operations:
Net investment income	$23,607,699	$281,995,009	$1,675,899	$55,408,156

Net realized gain	22,903	123,884	3,273	305,215

Net increase in net assets resulting from operations	23,630,602	282,118,893	1,679,172	55,713,371

Distributions to shareholders from net investment income:
Institutional Class	(17,328,336)	(206,290,882)	(1,281,528)	(32,817,124)

Private Investment Class	(139,582)	(7,319,950)	(66,151)	(4,020,690)

Personal Investment Class	(21,948)	(1,098,666)	(29,120)	(2,109,396)

Cash Management Class	(1,917,116)	(30,960,183)	(189,997)	(10,697,427)

Reserve Class	(16,225)	(352,311)	(1,685)	(138,538)

Resource Class	(134,064)	(9,864,204)	(44,163)	(2,445,214)

Corporate Class	(4,050,363)	(26,106,523)	(63,200)	(3,181,343)

Total distributions from net investment income	(23,607,634)	(281,992,719)	(1,675,844)	(55,409,732)

Share transactions–net:
Institutional Class	(3,931,659,151)	(4,303,175,563)	(617,915,929)	(2,731,206,538)

Private Investment Class	(32,282,509)	(126,828,864)	(99,460,268)	(270,897,781)

Personal Investment Class	(34,785,822)	26,894,700	(42,760,066)	(224,672,416)

Cash Management Class	(437,584,723)	195,654,142	(124,576,483)	(672,213,909)

Reserve Class	70,976,287	3,939,027	(41,931)	(56,419,428)

Resource Class	(388,979,572)	(409,146,795)	(1,097,665)	(259,113,502)

Corporate Class	(2,144,849,304)	3,588,882,875	10,562,131	(255,308,233)

Net increase (decrease) in net assets resulting from share transactions	(6,899,164,794)	(1,023,780,478)	(875,290,211)	(4,469,831,807)

Net increase (decrease) in net assets	(6,899,141,826)	(1,023,654,304)	(875,286,883)	(4,469,528,168)

Net assets:
Beginning of period	31,306,671,125	32,330,325,429	4,465,959,628	8,935,487,796

End of period*	$24,407,529,299	$31,306,671,125	$3,590,672,745	$4,465,959,628

* Includes accumulated undistributed net investment income	$2,304,761	$2,304,696	$779,246	$779,191

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2010 and the year ended August 31, 2009
(Unaudited)

	Treasury Portfolio		Government & Agency Portfolio
	February 28,	August 31,	February 28,	August 31,
	2010	2009	2010	2009

Operations:
Net investment income	$3,259,761	$71,053,313	$6,009,845	$65,040,671

Net realized gain	207,313	500,543	2,705	246,194

Net increase in net assets resulting from operations	3,467,074	71,553,856	6,012,550	65,286,865

Distributions to shareholders from net investment income:
Institutional Class	(962,054)	(25,701,725)	(4,760,096)	(42,622,243)

Private Investment Class	(166,479)	(2,471,906)	(107,160)	(2,672,508)

Personal Investment Class	(35,637)	(516,829)	(3,305)	(92,666)

Cash Management Class	(1,626,024)	(34,500,234)	(470,464)	(10,479,447)

Reserve Class	(8,660)	(41,384)	(21,146)	(301,499)

Resource Class	(66,696)	(1,598,019)	(79,402)	(3,340,436)

Corporate Class	(394,211)	(6,223,216)	(568,285)	(5,531,872)

Total distributions from net investment income	(3,259,761)	(71,053,313)	(6,009,858)	(65,040,671)

Share transactions–net:
Institutional Class	(536,918,958)	242,973,439	(3,102,112,029)	7,843,243,506

Private Investment Class	(1,413,099,257)	1,114,086,769	34,164,363	276,550,984

Personal Investment Class	(13,560,049)	(259,366,509)	40,490	(12,012,488)

Cash Management Class	(3,976,403,877)	3,941,697,008	(195,822,307)	896,833,637

Reserve Class	38,262,375	(6,658,701)	(26,365,422)	4,289,572

Resource Class	(16,150,843)	(263,804,891)	(87,565,428)	160,815,277

Corporate Class	658,620,725	1,179,991,860	(636,334,393)	1,771,085,386

Net increase (decrease) in net assets resulting from share transactions	(5,259,249,884)	5,948,918,975	(4,013,994,726)	10,940,805,874

Net increase (decrease) in net assets	(5,259,042,571)	5,949,419,518	(4,013,992,034)	10,941,052,068

Net assets:
Beginning of period	21,295,384,182	15,345,964,664	14,962,999,469	4,021,947,401

End of period*	$16,036,341,611	$21,295,384,182	$10,949,007,435	$14,962,999,469

* Includes accumulated undistributed net investment income	$796,235	$796,235	$273,782	$273,795

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2010 and the year ended August 31, 2009
(Unaudited)

	Government TaxAdvantage
	Portfolio		Tax-Free Cash Reserve Portfolio
	February 28,	August 31,	February 28,	August 31,
	2010	2009	2010	2009

Operations:
Net investment income	$108,740	$1,802,215	$371,592	$23,973,205

Net realized gain (loss)	23	16,810	21,430	(22,317)

Net increase in net assets resulting from operations	108,763	1,819,025	393,022	23,950,888

Distributions to shareholders from net investment income:
Institutional Class	(87,604)	(1,351,087)	(259,987)	(13,009,492)

Private Investment Class	(9,479)	(160,241)	(31,321)	(1,828,224)

Personal Investment Class	(2,057)	(35,690)	(1,192)	(62,865)

Cash Management Class	(4,165)	(114,529)	(53,697)	(6,286,393)

Reserve Class	(778)	(18,594)	(2,847)	(139,845)

Resource Class	(5,410)	(121,572)	(22,548)	(1,628,204)

Corporate Class	(28)	(181)	—	(1,018,182)

Total distributions from net investment income	(109,521)	(1,801,894)	(371,592)	(23,973,205)

Share transactions–net:
Institutional Class	(183,529,248)	308,963,899	(193,689,061)	(936,106,159)

Private Investment Class	(11,454,509)	2,380,209	(65,451,258)	(94,497,894)

Personal Investment Class	(3,194,542)	871,302	(1,731,798)	(32,729,453)

Cash Management Class	(10,438,087)	(3,370,792)	(149,116,529)	(535,463,971)

Reserve Class	(3,077,061)	(6,774,557)	1,401,697	(28,292,619)

Resource Class	41,115,975	(16,349,278)	(35,567,099)	(132,418,789)

Corporate Class	(14,500)	105	(45,731,381)	3,700,743

Net increase (decrease) in net assets resulting from share transactions	(170,591,972)	285,720,888	(489,885,429)	(1,755,808,142)

Net increase (decrease) in net assets	(170,592,730)	285,738,019	(489,863,999)	(1,755,830,459)

Net assets:
Beginning of period	640,262,473	354,524,454	1,594,076,530	3,349,906,989

End of period*	$469,669,743	$640,262,473	$1,104,212,531	$1,594,076,530

* Includes accumulated undistributed net investment income	$39,230	$40,011	$—	$—

Notes to Financial Statements

February 28, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio,

50        Short-Term Investments Trust

Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity for Tax-Free Cash Reserve Portfolio.
  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print, which is generally 45 days from the period-end date.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Treasury Guarantee Program — The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury’s (the “Treasury Department”) Temporary Guarantee Program for Money Market Funds (the “Program”) as extended. Under the Program, the Treasury

51        Short-Term Investments Trust

Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of liquidation is less than $0.995. On April 7, 2009, the Funds’ Board approved Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio to participate in the final extension of the Program through September 18, 2009. The Program expired on September 18, 2009.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
K.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million

Liquid Assets Portfolio	0.15%	0.15%	0.15%

STIC Prime Portfolio	0.15%	0.15%	0.15%

Treasury Portfolio	0.15%	0.15%	0.15%

Government & Agency Portfolio	0.10%	0.10%	0.10%

Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%

Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

  Under the terms of a master sub-advisory agreement approved by shareholders of the Funds between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.

52        Short-Term Investments Trust

  The Adviser has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%

STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%

Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Aim Distributors, Inc. (“IADI”).
  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver to exceed the number reflected above: (1) Rule 12b-1 plan fees, if any; (2) interest; (3) taxes; (4) extraordinary items or non-routine items, including payments to participate in the United States Treasury Temporary Guarantee Program; and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time.
  For the six months ended February 28, 2010, Invesco waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Liquid Assets Portfolio	$4,628,809

STIC Prime Portfolio	962,638

Treasury Portfolio	4,064,374

Government & Agency Portfolio	—

Government TaxAdvantage Portfolio	338,909

Tax-Free Cash Reserve Portfolio	307,620

  Further, Invesco and/or IADI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2010 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$514,947	$229,541	$—	$395,210	$118,899	$—

STIC Prime Portfolio	383,868	360,508	16,853	37,056	85,304	—

Treasury Portfolio	1,339,084	539,630	3,290,995	253,563	291,312	284,467

Government & Agency Portfolio	750,189	42,572	119,629	452,021	174,838	496

Government TaxAdvantage Portfolio	59,314	30,440	8,604	18,236	30,538	41

Tax-Free Cash Reserve Portfolio	164,933	15,743	57,226	64,055	66,732	766

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. (“IAIS”) pursuant to which each Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Under the terms of a master distribution agreement between IADI and the Trust, IADI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private	Personal	Cash
Investment	Investment	Management	Reserve	Resource	Corporate
Class	Class	Class	Class	Class	Class

0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

53        Short-Term Investments Trust

  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.
  IADI has contractually agreed, through at least June 30, 2010, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

  Pursuant to the agreement above, for the six months ended February 28, 2010, expenses incurred under the plans are shown on the Statement of Operations as distribution fees. Plan fees waived by IADI under the agreement are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$758,791	$119,336	$321,818	$71,737	N/A	N/A

STIC Prime Portfolio	367,075	157,248	77,877	6,170	48,819	N/A

Treasury Portfolio	919,933	198,604	907,704	38,056	75,626	N/A

Government & Agency Portfolio	667,952	18,221	176,077	74,622	88,407	N/A

Government TaxAdvantage Portfolio	60,171	11,152	2,276	2,738	7,728	N/A

Tax-Free Cash Reserve Portfolio	197,526	6,201	25,308	10,046	22,709	N/A

  Certain officers and trustees of the Trust are officers and directors of Invesco, IAIS and/or IADI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 28, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Short-term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$24,312,748,356	$—	$24,312,748,356

STIC Prime Portfolio	—	3,621,194,187	—	3,621,194,187

Treasury Portfolio	—	16,037,149,825	—	16,037,149,825

Government & Agency Portfolio	—	10,971,316,449	—	10,971,316,449

Government TaxAdvantage Portfolio	—	478,547,111	—	478,547,111

Tax-Free Cash Reserve Portfolio	—	1,067,834,433	—	1,067,834,433

54        Short-Term Investments Trust

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2010, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Liquid Assets Portfolio	$1,646,146,983	$1,830,326,013	$—

STIC Prime Portfolio	469,607,440	279,108,294	—

Government & Agency Portfolio	—	149,999,806	2,681

Government TaxAdvantage Portfolio	149,999,806	150,000,000	—

Tax-Free Cash Reserve Portfolio	1,421,549,806	1,662,773,298	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
  During the six months ended February 28, 2010, the Funds in aggregate paid legal fees of $61,081 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (i) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (ii) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund below had a capital loss carryforward as of August 31, 2009 which expires as follows:

	August 31, 2015	August 31, 2017	Total*

Tax-Free Cash Reserve Portfolio	$13,734	$12,152	$25,886

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

55        Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	57,337,621,840	$57,337,621,840	115,210,746,376	$115,210,746,376

Private Investment Class	3,465,542,362	3,465,542,362	5,348,698,563	5,348,698,563

Personal Investment Class	400,030,845	400,030,845	1,108,427,503	1,108,427,503

Cash Management Class	9,058,433,028	9,058,433,028	22,021,236,511	22,021,236,511

Reserve Class	598,093,172	598,093,172	464,078,823	464,078,823

Resource Class	1,497,211,449	1,497,211,449	4,436,961,030	4,436,961,030

Corporate Class	12,027,492,934	12,027,492,934	25,713,082,952	25,713,082,952

Issued as reinvestment of dividends:
Institutional Class	6,697,434	6,697,434	92,389,548	92,389,548

Private Investment Class	65,775	65,775	4,175,312	4,175,312

Personal Investment Class	22,166	22,166	1,019,143	1,019,143

Cash Management Class	1,338,548	1,338,548	19,297,845	19,297,845

Reserve Class	15,913	15,913	423,816	423,816

Resource Class	202,236	202,236	9,417,843	9,417,843

Corporate Class	1,619,906	1,619,906	11,816,258	11,816,258

Reacquired:
Institutional Class	(61,275,978,425)	(61,275,978,425)	(119,606,311,487)	(119,606,311,487)

Private Investment Class	(3,497,890,646)	(3,497,890,646)	(5,479,702,739)	(5,479,702,739)

Personal Investment Class	(434,838,833)	(434,838,833)	(1,082,551,946)	(1,082,551,946)

Cash Management Class	(9,497,356,299)	(9,497,356,299)	(21,844,880,214)	(21,844,880,214)

Reserve Class	(527,132,798)	(527,132,798)	(460,563,612)	(460,563,612)

Resource Class	(1,886,393,257)	(1,886,393,257)	(4,855,525,668)	(4,855,525,668)

Corporate Class	(14,173,962,144)	(14,173,962,144)	(22,136,016,335)	(22,136,016,335)

Net increase (decrease) in share activity	(6,899,164,794)	$(6,899,164,794)	(1,023,780,478)	$(1,023,780,478)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

56        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	3,510,338,472	$3,510,338,472	12,290,583,897	$12,290,583,897

Private Investment Class	1,106,876,911	1,106,876,911	3,931,182,671	3,931,182,671

Personal Investment Class	1,119,338,686	1,119,338,686	3,996,774,649	3,996,774,649

Cash Management Class	1,874,016,961	1,874,016,961	4,111,368,752	4,111,368,752

Reserve Class	40,473,335	40,473,335	229,777,763	229,777,763

Resource Class	448,695,267	448,695,267	1,256,286,686	1,256,286,686

Corporate Class	334,562,120	334,562,120	1,622,091,750	1,622,091,750

Issued as reinvestment of dividends:
Institutional Class	560,836	560,836	10,313,548	10,313,548

Private Investment Class	36,490	36,490	2,693,226	2,693,226

Personal Investment Class	30,164	30,164	2,391,491	2,391,491

Cash Management Class	106,242	106,242	9,806,592	9,806,592

Reserve Class	604	604	137,979	137,979

Resource Class	24,863	24,863	1,712,359	1,712,359

Corporate Class	65,499	65,499	1,037,479	1,037,479

Reacquired:
Institutional Class	(4,128,815,237)	(4,128,815,237)	(15,032,103,983)	(15,032,103,983)

Private Investment Class	(1,206,373,669)	(1,206,373,669)	(4,204,773,678)	(4,204,773,678)

Personal Investment Class	(1,162,128,916)	(1,162,128,916)	(4,223,838,556)	(4,223,838,556)

Cash Management Class	(1,998,699,686)	(1,998,699,686)	(4,793,389,253)	(4,793,389,253)

Reserve Class	(40,515,870)	(40,515,870)	(286,335,170)	(286,335,170)

Resource Class	(449,817,795)	(449,817,795)	(1,517,112,547)	(1,517,112,547)

Corporate Class	(324,065,488)	(324,065,488)	(1,878,437,462)	(1,878,437,462)

Net increase (decrease) in share activity	(875,290,211)	$(875,290,211)	(4,469,831,807)	$(4,469,831,807)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

57        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	13,012,469,054	$13,012,469,054	51,181,133,777	$51,181,133,777

Private Investment Class	3,088,366,685	3,088,366,685	13,590,064,578	13,590,064,578

Personal Investment Class	779,892,324	779,892,324	2,462,023,476	2,462,023,476

Cash Management Class	24,216,662,731	24,216,662,731	49,522,914,925	49,522,914,925

Reserve Class	275,034,049	275,034,049	327,457,354	327,457,354

Resource Class	869,823,144	869,823,144	2,023,916,969	2,023,916,969

Corporate Class	8,627,755,921	8,627,755,921	24,071,126,166	24,071,126,166

Issued as reinvestment of dividends:
Institutional Class	430,942	430,942	13,766,545	13,766,545

Private Investment Class	53,707	53,707	1,355,282	1,355,282

Personal Investment Class	39,332	39,332	794,376	794,376

Cash Management Class	272,218	272,218	7,153,769	7,153,769

Reserve Class	7,096	7,096	51,349	51,349

Resource Class	56,904	56,904	1,980,528	1,980,528

Corporate Class	260,658	260,658	5,090,909	5,090,909

Reacquired:
Institutional Class	(13,549,818,954)	(13,549,818,954)	(50,951,926,883)	(50,951,926,883)

Private Investment Class	(4,501,519,649)	(4,501,519,649)	(12,477,333,091)	(12,477,333,091)

Personal Investment Class	(793,491,705)	(793,491,705)	(2,722,184,361)	(2,722,184,361)

Cash Management Class	(28,193,338,826)	(28,193,338,826)	(45,588,371,686)	(45,588,371,686)

Reserve Class	(236,778,770)	(236,778,770)	(334,167,404)	(334,167,404)

Resource Class	(886,030,891)	(886,030,891)	(2,289,702,388)	(2,289,702,388)

Corporate Class	(7,969,395,854)	(7,969,395,854)	(22,896,225,215)	(22,896,225,215)

Net increase (decrease) in share activity	(5,259,249,884)	$(5,259,249,884)	5,948,918,975	$5,948,918,975

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 44% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

58        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	37,020,545,032	$37,020,545,032	68,158,587,580	$68,158,587,580

Private Investment Class	1,540,709,914	1,540,709,914	7,841,778,183	7,841,778,183

Personal Investment Class	60,430,819	60,430,819	190,466,782	190,466,782

Cash Management Class	4,322,758,949	4,322,758,949	10,444,803,117	10,444,803,117

Reserve Class	232,650,278	232,650,278	434,676,362	434,676,362

Resource Class	1,547,163,014	1,547,163,014	4,567,230,434	4,567,230,434

Corporate Class	3,355,442,362	3,355,442,362	9,532,168,089	9,532,168,089

Issued as reinvestment of dividends:
Institutional Class	3,187,630	3,187,630	28,153,603	28,153,603

Private Investment Class	56,259	56,259	1,556,833	1,556,833

Personal Investment Class	614	614	34,041	34,041

Cash Management Class	524,465	524,465	10,189,620	10,189,620

Reserve Class	23,386	23,386	398,039	398,039

Resource Class	59,580	59,580	2,237,117	2,237,117

Corporate Class	376,423	376,423	2,892,316	2,892,316

Reacquired:
Institutional Class	(40,125,844,691)	(40,125,844,691)	(60,343,497,677)	(60,343,497,677)

Private Investment Class	(1,506,601,810)	(1,506,601,810)	(7,566,784,032)	(7,566,784,032)

Personal Investment Class	(60,390,943)	(60,390,943)	(202,513,311)	(202,513,311)

Cash Management Class	(4,519,105,721)	(4,519,105,721)	(9,558,159,100)	(9,558,159,100)

Reserve Class	(259,039,086)	(259,039,086)	(430,784,829)	(430,784,829)

Resource Class	(1,634,788,022)	(1,634,788,022)	(4,408,652,274)	(4,408,652,274)

Corporate Class	(3,992,153,178)	(3,992,153,178)	(7,763,975,019)	(7,763,975,019)

Net increase (decrease) in share activity	(4,013,994,726)	$(4,013,994,726)	10,940,805,874	$10,940,805,874

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

59        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,119,138,523	$1,119,138,523	2,232,883,956	$2,232,883,956

Private Investment Class	169,863,831	169,863,831	274,551,140	274,551,140

Personal Investment Class	35,784,998	35,784,998	167,645,922	167,645,922

Cash Management Class	5,303,476	5,303,476	24,068,707	24,068,707

Reserve Class	27,538,498	27,538,498	73,485,734	73,485,734

Resource Class	56,245,217	56,245,217	28,199,787	28,199,787

Corporate Class	50,000,000	50,000,000	351,723	351,723

Issued as reinvestment of dividends:
Institutional Class	104,425	104,425	1,279,524	1,279,524

Private Investment Class	4,087	4,087	106,322	106,322

Personal Investment Class	—	—	—	—

Cash Management Class	4,574	4,574	139,970	139,970

Reserve Class	122	122	1,093	1,093

Resource Class	2,145	2,145	120,734	120,734

Corporate Class	12	12	194	194

Reacquired:
Institutional Class	(1,302,772,196)	(1,302,772,196)	(1,925,199,581)	(1,925,199,581)

Private Investment Class	(181,322,427)	(181,322,427)	(272,277,253)	(272,277,253)

Personal Investment Class	(38,979,540)	(38,979,540)	(166,774,620)	(166,774,620)

Cash Management Class	(15,746,137)	(15,746,137)	(27,579,469)	(27,579,469)

Reserve Class	(30,615,681)	(30,615,681)	(80,261,384)	(80,261,384)

Resource Class	(15,131,387)	(15,131,387)	(44,669,799)	(44,669,799)

Corporate Class	(50,014,512)	(50,014,512)	(351,812)	(351,812)

Net increase (decrease) in share activity	(170,591,972)	$(170,591,972)	285,720,888	$285,720,888

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 67% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

60        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,100,850,130	$1,100,850,130	7,425,779,177	$7,425,779,177

Private Investment Class	135,420,176	135,420,176	511,847,886	511,847,886

Personal Investment Class	7,503,755	7,503,755	13,445,479	13,445,479

Cash Management Class	1,119,986,803	1,119,986,803	2,792,727,250	2,792,727,250

Reserve Class	12,121,152	12,121,152	27,969,701	27,969,701

Resource Class	83,307,037	83,307,037	394,300,830	394,300,830

Corporate Class	8,710,758	8,710,758	763,229,887	763,229,887

Issued as reinvestment of dividends:
Institutional Class	68,878	68,878	4,361,045	4,361,045

Private Investment Class	28,656	28,656	1,750,991	1,750,991

Personal Investment Class	321	321	14,257	14,257

Cash Management Class	39,983	39,983	6,129,570	6,129,570

Reserve Class	2,847	2,847	164,252	164,252

Resource Class	17,864	17,864	896,000	896,000

Corporate Class	0	0	676,626	676,626

Reacquired:
Institutional Class	(1,294,608,069)	(1,294,608,069)	(8,366,246,381)	(8,366,246,381)

Private Investment Class	(200,900,090)	(200,900,090)	(608,096,771)	(608,096,771)

Personal Investment Class	(9,235,874)	(9,235,874)	(46,189,189)	(46,189,189)

Cash Management Class	(1,269,143,315)	(1,269,143,315)	(3,334,320,791)	(3,334,320,791)

Reserve Class	(10,722,302)	(10,722,302)	(56,426,572)	(56,426,572)

Resource Class	(118,892,000)	(118,892,000)	(527,615,619)	(527,615,619)

Corporate Class	(54,442,139)	(54,442,139)	(760,205,770)	(760,205,770)

Net increase (decrease) in share activity	(489,885,429)	$(489,885,429)	(1,755,808,142)	$(1,755,808,142)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9—Subsequent Event

Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” will be changed to “Invesco”.

61        Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Reserve Class

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses)								to average		to average net		Ratio of net
	Net asset			on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets

Liquid Assets Portfolio
Six months ended 02/28/10	$1.00	$0.00	(b)	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.02%	$143,996	0.30	%(c)	1.18	%(c)	0.05	%(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.59	73,020	0.86		1.21		0.47
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.90	69,076	0.99		1.17		2.77
Year ended 08/31/07	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.46	39,244	0.99		1.18		4.38
Year ended 08/31/06	1.00	0.05		(0.01)	0.04	(0.04)	(0.00)	(0.04)	1.00	3.66	17,424	0.99		1.18		3.63
Year ended 08/31/05	1.00	0.02		0.00	0.02	(0.02)	—	(0.02)	1.00	1.61	128,244	0.99		1.19		1.57

STIC Prime Portfolio
Six months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	9,299	0.24	(c)	1.20	(c)	0.03	(c)
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.42	9,341	0.79		1.23		0.31
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	2.73	65,753	0.99		1.18		2.59
Year ended 08/31/07	1.00	0.04		—	0.04	(0.04)	—	(0.04)	1.00	4.47	30,950	0.99		1.19		4.38
Year ended 08/31/06	1.00	0.04		—	0.04	(0.04)	—	(0.04)	1.00	3.69	55,892	0.99		1.19		3.66
Year ended 08/31/05	1.00	0.02		—	0.02	(0.02)	—	(0.02)	1.00	1.63	66,695	0.99		1.19		1.61

Treasury Portfolio
Six months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	67,997	0.14	(c)	1.18	(c)	0.03	(c)
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	29,734	0.49		1.20		0.03
Year ended 08/31/08	1.00	0.02	(b)	0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	2.04	36,392	0.99		1.18		1.79
Year ended 08/31/07	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.26	69,762	0.99		1.19		4.16
Year ended 08/31/06	1.00	0.03		0.00	0.03	(0.03)	—	(0.03)	1.00	3.47	133,700	0.99		1.20		3.40
Year ended 08/31/05	1.00	0.01		0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	1.48	77,702	0.99		1.20		1.46

Government & Agency Portfolio
Six months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	113,033	0.21	(c)	1.13	(c)	0.04	(c)
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.22	139,399	0.66		1.15		0.08
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	2.53	135,106	0.99		1.14		2.41
Year ended 08/31/07	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.40	16,949	0.99		1.15		4.31
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	3.59	21,889	0.99		1.16		3.58
Year ended 08/31/05	1.00	0.02		(0.00)	0.02	(0.02)	—	(0.02)	1.00	1.56	4,640	0.99		1.17		1.55

Government TaxAdvantage Portfolio
Six months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	2,670	0.14	(c)	1.26	(c)	0.03	(c)
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.16	5,747	0.70		1.30		(0.04)
Year ended 08/31/08	1.00	0.02	(b)	0.00	0.02	(0.02)	—	(0.02)	1.00	2.38	12,521	0.99		1.24		2.43
Year ended 08/31/07	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.30	11,944	0.99		1.30		4.21
Year ended 08/31/06	1.00	0.03		0.00	0.03	(0.03)	—	(0.03)	1.00	3.51	438	0.99		1.37		3.44
Year ended 08/31/05	1.00	0.01		0.00	0.01	(0.01)	—	(0.01)	1.00	1.50	0	0.99		1.41		1.53

Tax-Free Cash Reserve Portfolio
Six months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	16,233	0.29	(c)	1.30	(c)	0.04	(c)
Year ended 08/31/09	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.44	14,831	0.82		1.31		0.49
Five months ended 08/31/08	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.36	43,123	1.09	(d)	1.25	(d)	0.89	(d)
Year ended 03/31/08	1.00	0.02		(0.00)	0.02	(0.02)	—	(0.02)	1.00	2.38	60,789	1.09		1.25		2.36
Year ended 03/31/07	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	2.52	12,733	1.09		1.25		2.49
Year ended 03/31/06	1.00	0.02		—	0.02	(0.02)	—	(0.02)	1.00	1.64	19,052	1.09		1.27		1.62
Year ended 03/31/05	1.00	0.00		—	0.00	(0.00)	—	(0.00)	1.00	0.38	9,308	1.07		1.27		0.39

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)	Calculated using average shares outstanding.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $111,279, $9,570, $59,032, $115,755, $4,246 and $15,583 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

62        Short-Term Investments Trust

Calculating Your ongoing Fund expenses

Example

As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2009 through February 28, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Reserve Class	(09/01/09)	(02/28/10)[1]	Period[2]	(02/28/10)	Period[2]	Ratio
Liquid Assets Portfolio	$1,000.00	$1,000.30	$1.49	$1,023.31	$1.51	0.30%

STIC Prime Portfolio	1,000.00	1,000.20	1.19	1,023.60	1.20	0.24

Treasury Portfolio	1,000.00	1,000.20	0.69	1,024.10	0.70	0.14

Government & Agency Portfolio	1,000.00	1,000.20	1.04	1,023.75	1.05	0.21

Government TaxAdvantage Portfolio	1,000.00	1,000.20	0.69	1,024.10	0.70	0.14

Tax-Free Cash Reserve Portfolio	1,000.00	1,000.20	1.44	1,023.36	1.45	0.29

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2009 through February 28, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

63        Short-Term Investments Trust

Invesco Aim Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco Aim collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco Aim, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco Aim maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website — invescoaim.com. More detail is available to you at that site.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. To locate each Fund’s portfolio holdings, click the Products and Performance tab at the top and select Product Overviews. Then, select your Fund from the drop-down menu. Links to each Fund’s complete monthly and quarterly holdings are available on this Web page. Shareholders can also look up the Fund’s Form N-Q fi lings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. Click the About Us tab at the top of the home page; click on Legal Information; and then click on Invesco Aim Proxy Voting Guidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com and click the About Us tab at the top of the home page; click on Legal Information and then click on Proxy Voting Search. Next, select the Fund from the drop-down menu. This information is also available on the SEC website, sec.gov.

If used after July 20, 2010, this report must be accompanied by a Fund fact sheet for the most recent month-end. Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Aim Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds.
Both are wholly owned, indirect subsidiaries of Invesco Ltd.
     On or about April 30, 2010, Invesco Aim Distributors, Inc. becomes Invesco Distributors, Inc., Invesco Aim Investment Services, Inc. becomes Invesco Investment Services, Inc., and AIM funds become Invesco funds. In addition, invescoaim.com becomes invesco.com.

CM-STIT-SAR-7	Invesco Aim Distributors, Inc.

Resource Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Semiannual Report to Shareholders ▪ February 28, 2010

2	Fund Data
3	Letters to Shareholders
4	Schedules of Investments
45	Financial Statements
50	Notes to Financial Statements
62	Financial Highlights
63	Fund Expenses

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency and is not a deposit or other obligation of, or guaranteed by, a depository institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Read it carefully before you invest or send money.
Invesco Global Cash Management is a brand name encompassing products and services provided by one or more subsidiaries of Invesco Ltd. References to Invesco Fixed Income describe a fixed income team composed of affiliated Invesco entities worldwide.
Unless otherwise stated, information presented in this report is as of February 28, 2010, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Data

Resource Class data as of 2/28/10

FUND		YIELDS		WEIGHTED AVERAGE MATURITY		TOTAL NET ASSETS

		7-Day SEC Yields
		Had Fees Not
		Been Waived and/or		Range During
	7-Day	Expenses Not	Monthly	Reporting	At Reporting
	SEC Yields	Been Reimbursed	Yields	Period	Period End

Liquid Assets	0.02%	-0.02%	0.02%	41 - 56 days	42 days	$411.3 million

STIC Prime	0.02	-0.07	0.02	11 - 26 days	18 days	222.4 million

Treasury	0.02	-0.06	0.02	40 - 54 days	52 days	349.2 million

Government & Agency	0.02	-0.02	0.02	35 - 52 days	47 days	398.9 million

Government TaxAdvantage	0.02	-0.16	0.02	25 - 53 days	37 days	58.8 million

Tax-Free Cash Reserve	0.02	-0.03	0.02	23 - 37 days	27 days	93.5 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Had the adviser and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Monthly yields represent annualized results for the month, net of fees and expenses, and exclude any realized capital gains or losses.
2	Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
While 2009 was a challenging year for all of us, the final months of the decade concluded with many of us feeling more optimistic about the years ahead. Perhaps one of the most valuable lessons from 2009 is the importance of a long-term, diversified investment strategy, which I’ve mentioned in previous letters.
     Cash and cash equivalents comprised an important segment of many investors’ portfolios during the volatile market environment in 2009. As it has over the years, Invesco Global Cash Management served its clients well during this period of uncertainty by adhering to its conservative investment philosophy.
     Having navigated the recent crisis without any credit issues in our money market funds, Invesco continues to work with industry officials and regulatory authorities to identify “best practices” for the money market fund industry going forward. New rules for money market funds approved in January 2010 by the U.S. Securities and Exchange Commission incorporate many of these best practices, and promise additional disclosure and greater transparency for money market fund investors.
     Just as Invesco Global Cash Management is committed to managing its money market funds for safety and liquidity, your Board is committed to earning your continued trust. Board members exercise oversight to maintain the AIM Funds’ “Investor First” orientation, manage costs and enhance performance to put your interests first.
     To that end, some of you may have seen it reported in the latter part of 2009 that Invesco will assume the management of the Van Kampen family of mutual funds as well as the retail Morgan Stanley funds. The closing will be later this year, and we view this addition as an opportunity to provide you access to an even broader range of funds under the Invesco umbrella.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing and serving you.
Best regards,

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

Karen Dunn Kelley
Dear Shareholders:
The period covered by this report was a challenging one for investors in short-term cash management investments – as well as for those of us who manage such investments.
     After four quarters of contraction, the U.S. economy expanded in the third and fourth quarters of 2009. Although the strength and sustainability of the economic recovery was uncertain, signs of improvement were undeniable.
     Nonetheless, after experiencing significant stock market volatility over the last couple of years, many investors remained risk averse and preferred the relative safety and liquidity of cash or cash equivalents to equities. They did so despite historically low yields on money market funds.
     During the reporting period, those of us at Invesco Global Cash Management faced the challenge of providing investors with positive yields despite record-low short-term interest rates – and doing so in the face of a shrinking supply of creditworthy money market securities.
     Despite these challenges, we remained steadfast in our commitment to minimizing credit risk in our portfolios and avoiding issuers with potential event and headline risk. Our strict adherence to our time-tested credit and risk management processes was reflected in our continued growth in calendar year 2009 – when our growth outpaced the industry and our assets under management reached an all-time high.
     For Invesco Global Cash Management, part of Invesco Fixed Income, safety is of paramount importance to the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.
     All of us at Invesco Fixed Income are dedicated to helping our clients achieve their short-term cash management needs. We are also dedicated to excellence in customer service. If you have questions about your account, please contact one of our Cash Management representatives at 800 659 1005.
Sincerely,

Karen Dunn Kelley CEO,
Invesco Fixed Income
3	Short-Term Investments Trust

Schedule of Investments

February 28, 2010
(Unaudited)

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–34.67%(a)
Asset-Backed Securities–Commercial Loans/Leases–6.92%
Amstel Funding Corp.(b)(c)	0.65%	03/30/10	$150,000	$149,921,458

Amstel Funding Corp.(b)(c)	0.90%	04/20/10	115,000	114,856,250

Amstel Funding Corp.(b)(c)	1.35%	03/11/10	200,000	199,925,000

Amstel Funding Corp.(b)(c)	1.35%	03/12/10	175,000	174,927,813

Atlantis One Funding Corp.(b)(c)	0.20%	04/06/10	100,000	99,980,000

Atlantis One Funding Corp.(b)(c)	0.22%	06/16/10	135,000	134,913,731

Atlantis One Funding Corp.(b)(c)	0.22%	06/09/10	151,000	150,907,722

Atlantis One Funding Corp.(b)(c)	0.29%	08/09/10	100,000	99,870,306

Atlantis One Funding Corp.(b)(c)	0.30%	08/04/10	200,000	199,744,333

Atlantis One Funding Corp.(b)(c)	0.30%	05/06/10	100,000	99,945,000

Atlantis One Funding Corp.(b)(c)	0.30%	07/06/10	175,000	174,814,792

Atlantis One Funding Corp.(b)(c)	0.30%	08/02/10	90,000	89,884,500

				1,689,690,905

Asset-Backed Securities–Consumer Receivables–1.52%
Amsterdam Funding Corp.(c)	0.18%	04/07/10	100,000	99,981,500

Amsterdam Funding Corp.(c)	0.20%	03/08/10	80,189	80,185,882

Barton Capital LLC(c)	0.19%	05/11/10	80,043	80,013,006

Old Line Funding, LLC(c)	0.19%	03/09/10	110,061	110,056,353

				370,236,741

Asset-Backed Securities–Fully Backed–0.66%
Straight-A Funding LLC
–Series 1, (CEP–Federal Financing Bank)(c)	0.18%	03/01/10	85,000	85,000,000

–Series 1, (CEP–Federal Financing Bank)(c)	0.18%	03/11/10	75,000	74,996,250

				159,996,250

Asset-Backed Securities–Fully Supported Bank–4.82%
Crown Point Capital Co., LLC
–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(c)	0.40%	03/05/10	45,000	44,998,000

–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(c)	0.40%	03/08/10	100,000	99,992,222

–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(c)	0.40%	03/16/10	60,000	59,990,000

–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(c)	0.40%	03/19/10	170,000	169,966,000

Grampian Funding Ltd./LLC
(CEP–Lloyds TSB Bank PLC)(b)(c)	0.24%	04/06/10	123,000	122,970,480

(CEP–Lloyds TSB Bank PLC)(b)(c)	0.24%	04/19/10	55,000	54,982,033

(CEP–Lloyds TSB Bank PLC)(b)(c)	0.25%	03/16/10	183,000	182,980,938

LMA-Americas, LLC
(CEP–Credit Agricole S.A.)(b)(c)	0.18%	04/23/10	78,400	78,379,224

(CEP–Credit Agricole S.A.)(b)(c)	0.20%	03/22/10	80,000	79,990,667

Matchpoint Master Trust–Series A, (CEP–BNP Paribas)(b)(c)	0.18%	03/12/10	104,461	104,455,255

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Fully Supported Bank–(continued)

Surrey Funding Corp.
(CEP–Barclays Bank PLC)(b)(c)	0.19%	03/17/10	$79,000	$78,993,329

(CEP–Barclays Bank PLC)(b)(c)	0.20%	04/12/10	50,000	49,988,333

(CEP–Barclays Bank PLC)(b)(c)	0.20%	04/20/10	50,000	49,986,111

				1,177,672,592

Asset-Backed Securities–Multi-Purpose–2.76%
Atlantic Asset Securitization LLC(c)	0.17%	03/15/10	105,000	104,993,058

Atlantic Asset Securitization LLC(c)	0.18%	04/09/10	60,000	59,988,300

Atlantic Asset Securitization LLC(c)	0.19%	05/04/10	50,000	49,983,111

Atlantic Asset Securitization LLC(c)	0.20%	05/10/10	50,000	49,980,556

Gemini Securitization Corp., LLC(c)	0.20%	05/03/10	47,000	46,983,550

Mont Blanc Capital Corp.(b)(c)	0.18%	03/04/10	97,000	96,998,545

Regency Markets No. 1, LLC(b)(c)	0.18%	03/22/10	56,000	55,994,120

Tulip Funding Corp.(b)(c)	0.18%	03/22/10	113,483	113,471,415

Tulip Funding Corp.(b)(c)	0.21%	03/01/10	95,000	95,000,000

				673,392,655

Asset-Backed Securities–Securities–4.51%
Aspen Funding Corp.(c)	0.16%	03/05/10	70,000	69,998,756

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.21%	04/19/10	100,000	99,971,417

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.22%	04/19/10	100,000	99,970,056

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.23%	04/07/10	25,000	24,994,090

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.23%	04/19/10	175,000	174,945,215

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.23%	04/21/10	75,000	74,975,562

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.26%	03/10/10	104,250	104,243,224

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.26%	03/15/10	52,000	51,994,742

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.26%	03/18/10	50,000	49,993,861

Solitaire Funding Ltd./LLC(b)(c)	0.20%	03/05/10	90,000	89,998,000

Solitaire Funding Ltd./LLC(b)(c)	0.20%	03/10/10	200,000	199,990,000

Tempo Finance Ltd./Corp.(b)(c)	0.22%	05/05/10	60,000	59,976,167

				1,101,051,090

Diversified Banks–5.98%
Bank of Nova Scotia(b)	0.21%	06/02/10	275,000	274,850,813

ING (U.S.) Funding LLC(b)	0.16%	03/05/10	200,000	199,996,445

National Australia Funding Delaware Inc.(b)(c)	0.17%	04/19/10	200,000	199,953,722

Santander Central Hispano Finance (Delaware) Inc.(b)	0.40%	04/09/10	155,000	154,932,833

Societe Generale North America, Inc.(b)	0.23%	05/25/10	230,000	229,875,097

Societe Generale North America, Inc.(b)	0.25%	04/07/10	400,000	399,897,222

				1,459,506,132

Integrated Oil & Gas–0.16%
Total Capital S.A.(b)(c)	0.17%	03/31/10	39,250	39,244,603

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Life & Health Insurance–1.14%
Metlife Short Term Funding LLC(c)	0.19%	03/01/10	$143,700	$143,700,000

Metlife Short Term Funding LLC(c)	0.19%	03/04/10	135,000	134,997,862

				278,697,862

Municipal Commercial Paper–1.35%
District of Columbia (National Academy of Sciences);
Series 2008A, Commercial Paper RB (LOC–Bank of America, N.A.)(d)	0.23%	03/04/10	18,000	18,000,000

Series 2009A, Commercial Paper RB (LOC–Bank of America, N.A.)(d)	0.20%	03/04/10	55,220	55,220,000

Illinois (State of) Educational Facilities Authority (Pooled Financing Program); Series 2002, Commercial Paper RN (LOC–Northern Trust Co.)(d)	0.21%	04/05/10	20,000	20,000,000

University of Texas System Board of Regents (Revenue Financing System);
Series 2002 A, Commercial Paper Notes	0.18%	03/05/10	35,000	35,000,000

Series 2002 A, Commercial Paper Notes	0.18%	04/06/10	5,000	5,000,000

Series 2002 A, Commercial Paper Notes	0.19%	07/09/10	20,000	20,000,000

Series 2002 A, Commercial Paper Notes	0.20%	05/24/10	25,000	25,000,000

Series 2002 A, Commercial Paper Notes	0.22%	06/03/10	33,875	33,875,000

Series 2002 A, Commercial Paper Notes	0.22%	07/13/10	20,000	20,000,000

Upper Trinity Regional Water District; Series 2010 A, Supply System Commercial Paper RN (LOC–Bank of America, N.A.)(d)	0.16%	03/01/10	22,350	22,350,000

Whiting (City of), Indiana (BP Products North America Inc.); Series 2009, Environmental Facilities Commercial Paper RB(b)	0.23%	03/03/10	31,500	31,500,000

Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care, Inc.);
Series 2009A, Commercial Paper RB (LOC–U.S. Bank, N.A.)(d)	0.25%	06/02/10	25,000	25,000,000

Series 2009A, Commercial Paper RB (LOC–U.S. Bank, N.A.)(d)	0.25%	07/07/10	20,000	20,000,000

				330,945,000

Packaged Foods & Meats–1.47%
Nestle Capital Corp.(b)(c)	0.30%	07/06/10	150,000	149,841,250

Nestle Capital Corp.(b)(c)	0.35%	05/13/10	100,000	99,929,028

Nestle Capital Corp.(b)(c)	0.35%	06/11/10	108,000	107,892,900

				357,663,178

Regional Banks–3.38%
ANZ National (Int’l) Ltd.(b)(c)	0.35%	04/19/10	70,000	69,966,653

Banque et Caisse d’Epargne de l’Etat(b)	0.20%	05/13/10	50,000	49,980,229

Banque et Caisse d’Epargne de l’Etat(b)	0.21%	03/15/10	100,000	99,991,833

Commonwealth Bank of Australia(b)(c)	0.19%	05/10/10	200,000	199,926,111

Fortis Funding LLC(b)(c)	0.22%	05/26/10	200,000	199,894,889

Svenska Handelsbanken, Inc.(b)	0.20%	05/19/10	204,800	204,712,363

				824,472,078

Total Commercial Paper (Cost $8,462,569,086)				8,462,569,086

Certificates of Deposit–30.56%
Banco Bilbao Vizcaya Argentaria, S.A.	0.30%	04/16/10	100,000	100,001,276

Banco Bilbao Vizcaya Argentaria, S.A.	0.32%	05/12/10	100,000	100,001,997

Banco Bilbao Vizcaya Argentaria, S.A.	0.34%	05/17/10	100,000	100,000,000

Banco Bilbao Vizcaya Argentaria, S.A.	0.46%	06/17/10	200,000	200,002,990

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)

Banco Bilbao Vizcaya Argentaria, S.A. (United Kingdom)(b)	0.31%	07/06/10	$100,000	$100,003,522

Bank of Nova Scotia(e)	0.23%	12/06/10	200,000	200,000,000

BNP Paribas (United Kingdom)(b)	0.23%	04/07/10	250,000	250,002,568

BNP Paribas	0.28%	06/14/10	160,000	160,000,000

Credit Agricole Corporate & Investment Bank	0.17%	03/01/10	63,000	63,000,000

Credit Agricole Corporate & Investment Bank(e)	0.33%	10/26/10	100,000	100,000,000

Credit Agricole Corporate & Investment Bank	0.53%	03/01/10	100,000	100,000,000

Credit Agricole Corporate & Investment Bank	0.70%	09/10/10	200,000	200,000,000

Credit Agricole Corporate & Investment Bank	0.96%	08/09/10	100,000	100,000,000

Credit Agricole Corporate & Investment Bank	0.96%	08/16/10	100,000	100,000,000

Commonwealth Bank of Australia(b)	0.29%	04/09/10	100,000	100,000,000

Lloyds TSB Bank PLC	0.18%	04/08/10	400,000	400,000,000

Lloyds TSB Bank PLC	0.18%	04/19/10	140,000	140,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.22%	05/18/10	150,000	150,003,247

National Australia Bank Ltd. (United Kingdom)(b)	0.22%	05/10/10	125,000	125,002,429

Nordea Bank A.B.	0.17%	04/12/10	200,000	200,000,000

Nordea Bank A.B.	0.19%	05/10/10	300,000	300,000,000

Nordea Bank A.B.	0.20%	03/03/10	200,000	200,000,000

Rabobank Nederland(e)	0.23%	01/07/11	100,000	100,000,000

Rabobank Nederland	0.29%	04/09/10	200,000	200,000,000

Rabobank Nederland(e)	0.35%	03/12/10	200,000	200,000,000

Rabobank Nederland	0.52%	05/21/10	200,000	200,000,000

Rabobank Nederland	0.55%	10/26/10	100,000	100,003,302

Royal Bank of Canada(e)	0.23%	11/04/10	155,000	155,000,000

Royal Bank of Canada	0.30%	03/23/10	100,000	100,000,000

Royal Bank of Canada	0.38%	05/28/10	250,000	250,000,000

Royal Bank of Scotland PLC	0.18%	04/09/10	200,000	200,000,000

Royal Bank of Scotland PLC	0.19%	04/16/10	125,000	125,000,000

Royal Bank of Scotland PLC	0.19%	04/16/10	125,000	125,000,000

Royal Bank of Scotland PLC	0.20%	03/08/10	200,000	200,000,000

Royal Bank of Scotland PLC	0.20%	03/19/10	100,000	100,000,000

Royal Bank of Scotland PLC	0.20%	03/26/10	150,000	150,000,000

Societe Generale(e)(f)	0.10%	04/05/10	200,000	200,000,000

Societe Generale	0.23%	05/03/10	150,000	150,000,000

Societe Generale	0.26%	04/06/10	189,800	189,802,836

Svenska Handelsbanken A.B.	0.19%	04/06/10	200,000	200,000,000

Toronto-Dominion Bank(e)	0.23%	12/09/10	200,000	200,000,000

Toronto-Dominion Bank	0.26%	07/01/10	175,000	175,000,000

Toronto-Dominion Bank	0.32%	05/17/10	150,000	150,003,196

Toronto-Dominion Bank	0.55%	10/22/10	100,000	100,000,000

Toronto-Dominion Bank	0.65%	04/09/10	200,000	200,000,000

Westpac Banking Corp.(e)	0.19%	04/13/10	200,000	200,000,000

Total Certificates of Deposit (Cost $7,457,827,363)				7,457,827,363

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Variable Rate Demand Notes–19.43%(e)(f)
Credit Enhanced–17.07%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.23%	06/01/29	$200	$200,000

Alamogordo (City of), New Mexico (Gerald Champion Regional Medical Center); Series 2007 A, Ref. VRD Hospital Improvement RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/37	10,465	10,465,000

Alexandria (City of), Virginia Industrial Development Authority (American Academy of Otolaryngology-Head & Neck Surgery Foundation, Inc.); Series 2008 B, VRD Headquarters Facilities RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/38	6,310	6,310,000

Alexandria (City of), Virginia Industrial Development Authority; Series 1996 A, VRD Pooled Loan RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/26	2,400	2,400,000

Allegheny (County of), Pennsylvania Hospital Development Authority (Central Blood Bank); Series 1992, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(d)	0.19%	12/01/10	2,525	2,525,000

Allegheny (County of), Pennsylvania Industrial Development Authority (Longwood at Oakwood, Inc.); Series 2001 B, Ref. VRD Sr. Health and Housing Facilities RB (LOC–PNC Bank, N.A.)(d)	0.13%	07/01/27	4,800	4,800,000

Apache (County of), Industrial Development Authority (Tucson Electric Power Co.-Springerville); Series 1983 B, VRD IDR (LOC–Bank of New York Mellon)(d)	0.20%	12/15/18	8,900	8,900,000

Atlanta (City of), Georgia (Westside); Series 2001, VRD Tax Allocation Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	12/01/22	8,055	8,055,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.23%	10/01/33	105	105,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.17%	12/01/33	29,015	29,015,000

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	12/01/14	3,400	3,400,000

Beaver (County of), Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(b)(d)	0.18%	07/15/21	8,500	8,500,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(d)	0.25%	12/01/28	4,700	4,700,000

Boone (County of), Kentucky (Duke Energy Kentucky, Inc.); Series 2008 A, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(d)	0.16%	08/01/27	5,000	5,000,000

Brooke (County of), West Virginia County Commission (Bethany College); Series 2008 A, VRD Commercial Development RB (LOC–PNC Bank, N.A.)(d)	0.19%	12/01/37	4,050	4,050,000

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD IDR (LOC–PNC Bank, N.A.)(d)	0.17%	07/01/39	25,840	25,840,000

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	05/01/27	2,150	2,150,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	06/15/31	2,010	2,010,000

Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	06/15/31	2,685	2,685,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	10/01/32	25,150	25,150,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.19%	12/01/32	2,660	2,660,000

Charlotte (City of), North Carolina (NASCAR Hall of Fame Facilities); Series 2009 D, VRD Taxable COP (LOC–Bank of America, N.A.)(d)	0.24%	06/01/35	9,800	9,800,000

Chatham Capital Corp.; Series 2000, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(d)	0.23%	07/01/20	4,431	4,431,000

Chester (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2001, VRD IDR (LOC–Wells Fargo Bank, N.A.)(d)	0.15%	07/01/31	41,500	41,500,000

Chicago (City of), Illinois Board of Education;
Series 2009 B, Ref. VRD Unlimited Tax GO (LOC–U.S. Bank, N.A.)(d)	0.12%	03/01/31	10,000	10,000,000

Series 2009 C, Ref. VRD Unlimited Tax GO (LOC–U.S. Bank, N.A.)(c)(d)	0.12%	03/01/12	6,300	6,300,000

Series 2010 B, Ref. VRD Unlimited Tax GO (LOC–JPMorgan Chase Bank, N.A.)(d)	0.12%	03/01/36	18,000	18,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Clarke (County of), Virginia Industrial Development Authority (Grafton School, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	12/01/20	$4,090	$4,090,000

Cleveland (City of) -Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(d)	0.16%	01/01/33	24,875	24,875,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	07/01/22	2,000	2,000,000

Cobb (County of), Georgia Housing Authority (Post Apartment Homes, L.P.); Series 1995, VRD MFH RB (CEP–Federal National Mortgage Association)	0.19%	06/01/25	7,725	7,725,000

Cobb (County of), Georgia Housing Authority (Post Mill); Series 1995, VRD MFH RB (CEP–Federal National Mortgage Association)	0.19%	06/01/25	8,350	8,350,000

Cohasset (City of), Minnesota (Minnesota Power & Light Co.); Series 1997 A, Ref. VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	06/01/20	13,000	13,000,000

Collier (County of), Florida Health Facilities Authority (The Moorings, Inc.),
Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	12/01/24	9,275	9,275,000

Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/35	25,200	25,200,000

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.18%	11/01/38	3,545	3,545,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.18%	04/15/39	5,420	5,420,000

Colorado (State of) Educational & Cultural Facilities Authority (Lutheran Church Extension Fund-Missouri Synod Loan Program); Series 2008, VRD RB (LOC–Bank of America, N.A.)(d)	0.17%	05/15/38	7,300	7,300,000

Colorado (State of) Educational & Cultural Facilities Authority (Northwest University); Series 2007, VRD RB (LOC–Bank of America, N.A.)(d)	0.18%	09/01/37	4,800	4,800,000

Colorado (State of) Educational & Cultural Facilities Authority (Parker & Denver High Schools); Series 2006, VRD RB (LOC–Bank of America, N.A.)(d)	0.17%	12/01/36	3,000	3,000,000

Colorado (State of) Educational & Cultural Facilities Authority (Western Christian Schools); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.18%	07/01/39	4,875	4,875,000

Colorado (State of) Health Facilities Authority (Bethesda Living Centers); Series 1999, VRD RB (LOC–Bank of America, N.A.)(d)	0.18%	08/15/30	16,955	16,955,000

Colorado (State of) Housing & Finance Authority (Central Park LLC); Series 1996 C, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.17%	10/15/16	2,300	2,300,000

Colorado Springs (City of), Colorado (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(d)	0.22%	03/01/17	7,000	7,000,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD Obligation Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	03/15/23	6,050	6,050,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	01/01/21	9,205	9,205,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2005, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(d)	0.20%	07/01/35	13,875	13,875,000

Connecticut (State of) Health & Educational Facilities Authority (Lawrence & Memorial Hospital); Series 2004 E, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.15%	07/01/34	20,590	20,590,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	07/01/25	45,830	45,830,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	03/01/19	3,465	3,465,000

Crawford (City of), Texas Education Facilities Corp. (Concordia University Texas); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/37	20,555	20,555,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.15%	06/15/25	7,740	7,740,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

DeKalb, Newton, & Gwinnett (Counties of), Georgia Joint Development Authority (GGC Real Estate Parking I, LLC); Series 2007, VRD Incremental Draw RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/32	$5,385	$5,385,000

DeKalb, Newton, & Gwinnett (Counties of), Georgia Joint Development Authority (GPC Real Estate Student Support I, LLC); Series 2007, VRD Incremental Draw RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/35	19,125	19,125,000

Delaware (County of), Pennsylvania Industrial Development Authority (Resource Recovery Facility);
Series 1997 G, Ref. VRD IDR (CEP–General Electric Capital Corp.)	0.16%	12/01/31	6,355	6,355,000

Series 1997 G, Ref. VRD IDR (CEP–General Electric Capital Corp.)	0.16%	12/01/31	8,375	8,375,000

Series 1997 G, Ref. VRD IDR (CEP–General Electric Capital Corp.)	0.16%	12/01/31	8,235	8,235,000

Series 1997 G, Ref. VRD IDR (CEP–General Electric Capital Corp.)	0.16%	12/01/31	7,640	7,640,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	09/01/36	3,945	3,945,000

Delaware (State of) Economic Development Authority (Peninsula United Methodist Homes, Inc.); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(d)	0.13%	05/15/37	7,415	7,415,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	05/01/36	5,000	5,000,000

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	07/01/39	10,100	10,100,000

Denham Springs (City of), Louisiana Economic Development District (Bass Pro Shops);
Series 2007 A, VRD Sales Tax Increment RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	01/01/37	5,060	5,060,000

Series 2007 B, VRD Sales Tax Increment RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	01/01/37	29,850	29,850,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility RB (LOC–PNC Bank, N.A.)(d)	0.23%	11/01/30	1,770	1,770,000

District of Columbia (Hogar Hispano, Inc.); Series 2005, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	03/01/30	15,565	15,565,000

District of Columbia (John F. Kennedy Center for the Performing Arts); Series 2008, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	10/01/29	18,630	18,630,000

District of Columbia (National Association for the Education of Young Children); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	04/01/36	14,390	14,390,000

District of Columbia (The Field School, Inc.); Series 2001 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.18%	07/01/31	13,655	13,655,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	04/01/38	6,000	6,000,000

District of Columbia;
Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(c)(d)	0.20%	01/01/29	17,227	17,227,000

Series 2001 C, VRD Unlimited Tax GO (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	06/01/26	15,570	15,570,000

Series 2002 D, Ref. VRD Unlimited Tax GO (LOC–Wells Fargo Bank, N.A.)(d)	0.20%	07/01/31	36,995	36,995,000

Series 2008 C-1, Ref. VRD Unlimited Tax GO (LOC–TD Bank, N.A.)(d)	0.18%	06/01/27	5,000	5,000,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	06/01/27	78,553	78,553,000

Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(d)	0.14%	08/15/32	5,000	5,000,000

DuPage (County of), Illinois (Benet Academy Capital Building); Series 2000, VRD RB (LOC–Bank of America, N.A.)(c)(d)	0.20%	04/01/30	8,550	8,550,000

Eastern Michigan University Board of Regents; Series 2009 B, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.15%	03/01/49	15,000	15,000,000

Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	11/01/24	10,000	10,000,000

Emmaus (Borough of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.20%	03/01/30	20,000	20,000,000

Energy Northwest (Project No. 3); Series 2003-E, Ref. VRD Electric RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	07/01/17	44,075	44,075,000

Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)	0.18%	12/01/34	5,000	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Erie (City of), Pennsylvania Higher Education Building Authority (Mercyhurst College); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/23	$4,400	$4,400,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	06/01/37	9,565	9,565,000

Florida Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC–Wells Fargo Bank, N.A.)(d)	0.21%	02/01/35	2,595	2,595,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	05/15/31	5,780	5,780,000

Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(d)	0.19%	12/01/28	6,465	6,465,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank N.A.)(d)	0.16%	12/01/21	20,000	20,000,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(d)	0.29%	09/01/41	1,810	1,810,000

Fulton (County of), Georgia Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	04/01/28	3,470	3,470,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/23	4,965	4,965,000

Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)	0.20%	03/01/30	14,845	14,845,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(d)	0.16%	06/01/19	12,035	12,035,000

Green Lake (Township of), Michigan Economic Development Corp. (Interlochen Center For The Arts); Series 2004, Ref. VRD RB (LOC–Harris N.A.)(d)	0.14%	06/01/34	4,300	4,300,000

Gwinnett (County of), Georgia Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC–Bank of America, N.A.)(c)(d)	0.50%	12/01/18	900	900,000

Hamilton (County of), Ohio (Cincinnati Children’s Hospital Medical Center); Series 2007 N, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	05/15/37	10,000	10,000,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	06/01/27	20,897	20,897,000

Hannibal (City of), Missouri Industrial Development Authority (Hannibal Regional Hospital); Series 2007, VRD Health Facilities RB (LOC–Bank of America, N.A.)(d)	0.20%	08/01/27	7,740	7,740,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(d)	0.16%	11/01/25	16,175	16,175,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/24	25,000	25,000,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC–U.S. Bank, N.A.)(d)	0.19%	06/01/14	3,490	3,490,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)	0.17%	08/01/32	7,800	7,800,000

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	01/01/38	3,785	3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2003 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(d)	0.17%	11/15/12	11,145	11,145,000

Series 2005 E, VRD Hospital RB (LOC–Credit Agricole S.A.)(b)(d)	0.19%	11/15/35	8,000	8,000,000

Series 2006 B-3, Ref. VRD Hospital RB (LOC–U.S. Bank, N.A.)(d)	0.15%	11/15/31	42,935	42,935,000

Series 2007 B, VRD Hospital RB (LOC–Harris N.A.)(d)	0.17%	11/15/37	19,015	19,015,000

Houston (City of), Texas Independent School District; Series 2004, VRD Schoolhouse Limited Tax GO (CEP–Texas Permanent School Fund)	0.20%	06/15/31	30,175	30,175,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	10/01/14	4,980	4,980,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Idaho (State of) Health Facilities Authority (Pooled Financing Program); Series 1985, VRD ACES RB (LOC–U.S. Bank, N.A.)(d)	0.20%	10/01/10	$2,700	$2,700,000

Illinois (State of) Development Finance Authority (Chicago Shakespeare Theater); Series 1999, VRD RB (LOC–Bank of America, N.A.)(c)(d)	0.50%	01/01/19	4,100	4,100,000

Illinois (State of) Development Finance Authority (Chinese American Service League); Series 2002, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	08/01/24	3,625	3,625,000

Illinois (State of) Development Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–Bank of America, N.A.)(c)(d)	0.50%	10/01/17	3,750	3,750,000

Illinois (State of) Development Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(c)(d)	0.22%	03/01/22	5,000	5,000,000

Illinois (State of) Development Finance Authority (Village of Oak Park Residence Corp.); Series 2001, VRD RB (LOC–Bank of America, N.A.)(c)(d)	0.20%	07/01/41	13,000	13,000,000

Illinois (State of) Development Finance Authority (Window to the World Communications, Inc.); Series 2000, VRD RB (LOC–Bank of America, N.A.)(d)	0.23%	08/01/15	6,900	6,900,000

Illinois (State of) Educational Facilities Authority (Field Museum of Natural History);
Series 1998, VRD RB (LOC–Bank of America, N.A.)(d)	0.18%	11/01/32	11,900	11,900,000

Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	11/01/34	16,400	16,400,000

Illinois (State of) Educational Facilities Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.21%	06/01/29	3,400	3,400,000

Illinois (State of) Educational Facilities Authority (St. Xavier University); Series 2002 A, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	10/01/32	6,890	6,890,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–Northern Trust Co.)(d)	0.17%	04/01/38	4,200	4,200,000

Illinois (State of) Finance Authority (Commonwealth Edison Co.); Series 2008 D, Ref. VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	03/01/20	7,800	7,800,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	02/01/40	9,900	9,900,000

Series 2009 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	02/01/34	14,500	14,500,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.21%	08/01/28	2,000	2,000,000

Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	07/01/35	15,000	15,000,000

Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	11/15/37	35,800	35,800,000

Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	11/15/37	6,000	6,000,000

Illinois (State of) Finance Authority (Proctor Hospital); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A)(d)	0.17%	01/01/16	8,465	8,465,000

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	04/01/39	7,600	7,600,000

Series 2009 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	04/01/39	17,600	17,600,000

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC–Northern Trust Co.)(d)	0.17%	02/15/33	10,950	10,950,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	08/15/25	10,895	10,895,000

Illinois (State of) Health Facilities Authority (Riverside Health System); Series 1994, VRD RB (LOC–Bank of America, N.A.)(d)	0.19%	11/01/19	5,700	5,700,000

Independence (City of), Missouri Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(d)	0.20%	11/01/27	19,265	19,265,000

Indiana (State of) Finance Authority (Bethel College); Series 2007, VRD Educational Facilities RB (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/32	5,725	5,725,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	08/01/21	$7,550	$7,550,000

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(d)	0.17%	07/01/39	15,000	15,000,000

Indiana (State of) Finance Authority (Parkview Health System Obligated Group); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(d)	0.16%	11/01/39	32,990	32,990,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(d)	0.16%	11/01/37	18,560	18,560,000

Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	11/01/37	5,825	5,825,000

Indiana (State of) Health & Educational Facility Financing Authority (Howard Regional Health System); Series 2005, VRD Hospital RB (LOC–Harris N.A.)(d)	0.14%	01/01/35	9,800	9,800,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals);
Series 2000 A, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/28	7,300	7,300,000

Series 2000 B, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/28	6,075	6,075,000

Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–Federal National Mortgage Association)	0.15%	05/15/38	10,000	10,000,000

Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD Private College Facility RB (LOC–Bank of America, N.A.)(d)	0.20%	02/01/33	5,905	5,905,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2000, VRD Private College Facility RB (LOC–Bank of America, N.A.)(d)	0.15%	11/01/30	20,450	20,450,000

Jackson (City of), Tennessee Energy Authority; Series 2009, Ref. VRD Water System RB (LOC–U.S. Bank, N.A.)(d)	0.15%	12/01/23	19,000	19,000,000

Kalamazoo (City of), Michigan Hospital Finance Authority (Bronson Methodist Hospital); Series 2009 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	05/15/28	35,510	35,510,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	05/01/33	7,750	7,750,000

Lackawanna (County of), Pennsylvania Industrial Development Authority (Scranton Preparatory School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	07/01/36	7,715	7,715,000

Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	06/01/31	29,315	29,315,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Communities); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	12/01/39	10,000	10,000,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(d)	0.19%	08/02/38	2,050	2,050,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(d)	0.16%	03/01/38	10,470	10,470,000

Louisiana (State of); Series 2009 A-1, VRD Gasoline & Fuels Tax Second Lien RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	05/01/43	40,000	40,000,000

Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2002, VRD Auxiliary RB (LOC–BNP Paribas)(b)(d)	0.19%	07/01/32	10,590	10,590,000

Lucas (County of), Ohio (ProMedica Healthcare System);
Series 2008 A, VRD Hospital RB (LOC–UBS AG)(b)(d)	0.18%	11/15/34	44,500	44,500,000

Series 2008 B, VRD Hospital RB (LOC–UBS AG)(b)(d)	0.16%	11/15/40	27,955	27,955,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(d)	0.19%	09/01/28	2,480	2,480,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/26	3,390	3,390,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/14	4,820	4,820,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(d)	0.19%	05/01/27	$4,695	$4,695,000

Manatee (County of), Florida (St. Stephen’s Upper School); Series 2000, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	11/01/25	4,000	4,000,000

Maryland (State of) Department of Housing & Community Development Administration (Park View at Catonsville); Series 2007 B, VRD MFH Development RB (CEP–Federal Home Loan Mortgage Corp.)	0.21%	12/01/37	3,650	3,650,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(d)	0.18%	07/01/33	3,590	3,590,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	04/01/35	7,500	7,500,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	07/01/41	5,000	5,000,000

Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC–TD Bank, N.A.)(d)	0.20%	04/01/28	5,895	5,895,000

Massachusetts (State of) Development Finance Agency (Brooksby Village Inc.); Series 2004, VRD RB (LOC–Bank of America, N.A.)(d)	0.17%	07/01/32	54,670	54,670,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(d)	1.60%	10/01/38	15,745	15,745,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD RB (LOC–TD Bank, N.A.)(d)	0.25%	03/01/39	5,750	5,750,000

Massachusetts (State of) Health & Educational Facilities Authority (Falmouth Assisted Living, Inc.); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(d)	0.25%	11/01/26	3,000	3,000,000

Massachusetts (State of) Health & Educational Facilities Authority (Northeastern University); Series 2008 V, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.23%	10/01/30	3,745	3,745,000

Massachusetts (State of) Housing Finance Agency (Avalon at Crane Brook); Series 2006 A, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.23%	04/01/36	23,335	23,335,000

Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable Bonds (LOC–Bank of America, N.A.)(d)	0.29%	01/01/44	9,308	9,308,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	10/15/42	52,100	52,100,000

Michigan (State of) Higher Education Facilities Authority (Calvin College); Series 2007 A, Ref. VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	09/01/37	5,000	5,000,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	10/15/30	21,235	21,235,000

Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	10/15/30	16,180	16,180,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	10/15/38	34,575	34,575,000

Michigan (State of) Strategic Fund (The Roper School); Series 2002, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(c)(d)	0.50%	05/01/32	3,195	3,195,000

Middletown (City of), Ohio (Atrium Medical Center Obligated Group);
Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	11/15/39	21,000	21,000,000

Series 2008 B, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	11/15/39	19,375	19,375,000

Minneapolis (City of), Minnesota (Fairview Health Services); Series 2008 E, VRD Health Care System RB (LOC–Wells Fargo Bank, N.A.)(d)	0.15%	11/15/47	56,155	56,155,000

Minnesota (State of) Higher Education Facilities Authority (St. Olaf College); Series 2000 Five-H, VRD RB (LOC–Harris N.A.)(d)	0.14%	10/01/30	5,225	5,225,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Assoc. Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.18%	01/01/25	4,650	4,650,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.25%	12/15/29	9,350	9,350,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.20%	04/01/37	$1,500	$1,500,000

Mississippi (State of) Business Finance Corp. (Jackson State University Privatized Student Housing); Series 2002 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	01/01/33	14,500	14,500,000

Mississippi (State of) Business Finance Corp. (Waste Management, Inc.); Series 2007, VRD Solid Waste Disposal RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	07/01/17	4,500	4,500,000

Missouri (State of) Health & Educational Facilities Authority (Bethesda Health Group, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	08/01/41	7,300	7,300,000

Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund–Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC–Bank of America, N.A.)(d)	0.17%	07/01/29	7,645	7,645,000

Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital); Series 2008 A, VRD RB (LOC–UBS AG)(b)(d)	0.19%	05/15/32	15,920	15,920,000

Missouri-Illinois Metropolitan District Bi-State Development Agency (Metrolink Cross County Extension Project); Series 2005 A, VRD Sub. Mass Transit Sales Tax Appropriation Bonds (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	10/01/35	18,000	18,000,000

Mobile (City of), Alabama Downtown Redevelopment Authority (Austral USA, LLC); Series 2009, VRD RB (LOC–Westpac Banking Corp.)(b)(d)	0.18%	09/01/39	7,000	7,000,000

Mobile (City of), Alabama Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.); Series 2010 B, VRD RB (LOC–Deutsche Bank AG)(b)(d)	0.16%	02/01/40	2,995	2,995,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	01/01/36	52,500	52,500,000

Montgomery (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	11/01/38	27,000	27,000,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/38	1,875	1,875,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	08/15/31	2,625	2,625,000

Montgomery (County of), Tennessee Public Building Authority (Tennessee County Loan Pool); Series 1997, VRD Pooled Financing RB (LOC–Bank of America, N.A.)(c)(d)	0.24%	11/01/27	3,900	3,900,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities IDR (LOC–PNC Bank, N.A.)(d)	0.19%	06/01/25	8,500	8,500,000

Morton Grove (Village of), Illinois (Illinois Holocaust Museum & Educational Center); Series 2006, VRD Cultural Facility RB (LOC–Bank of America, N.A.)(d)	0.19%	12/01/41	4,250	4,250,000

Nashville (City of), & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.19%	07/15/36	6,825	6,825,000

New Hampshire (State of) Business Finance Authority (Alice Peck Day Health Systems Obligated Group); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(d)	0.18%	10/01/36	5,380	5,380,000

New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(d)	0.25%	02/01/28	900	900,000

New Jersey (State of) Educational Facilities Authority (Caldwell College); Series 2006 F, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.14%	07/01/32	19,700	19,700,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System Bonds (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	06/15/32	41,000	41,000,000

New Mexico (State of) Educational Assistance Foundation; Sr. Series 2009 A, VRD Education Loan Bonds (LOC–Royal Bank of Canada)(b)(d)	0.23%	11/01/28	3,000	3,000,000

New Mexico (State of) Finance Authority; Subseries 2008 B-2, Ref. VRD Sub. Lien State Transportation RB (LOC–UBS AG)(b)(d)	0.19%	12/15/26	62,000	62,000,000

New York (City of), New York Housing Development Corp. (155 West 21st Street Development); Series 2007 B, VRD Taxable MFH Rental RB (CEP–Federal National Mortgage Association)	0.20%	11/15/37	4,600	4,600,000

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	08/01/36	2,035	2,035,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Norfolk (City of), Virginia Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/34	$9,040	$9,040,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (Norfolk Housing, LLC-The District at ODU); Series 2009, VRD Taxable RB (LOC–Bank of America, N.A.)(d)	0.29%	09/01/39	28,505	28,505,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	04/01/27	3,345	3,345,000

North Carolina (State of) Capital Facilities Finance Agency (Mars Hill College); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	01/15/28	13,770	13,770,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/29	2,360	2,360,000

North Carolina (State of) Capital Facilities Finance Agency (Pfeiffer University); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(d)	0.20%	11/01/26	8,735	8,735,000

North Carolina (State of) Capital Facilities Finance Agency (Shaw University); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(d)	0.20%	10/01/26	9,715	9,715,000

North Carolina (State of) Capital Facilities Finance Agency (The O’Neal School); Series 2007, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	09/01/29	2,400	2,400,000

North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(d)	0.20%	06/01/31	8,385	8,385,000

North Carolina (State of) Educational Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(d)	0.22%	01/01/19	8,325	8,325,000

North Carolina (State of) Educational Facilities Finance Agency (Gardner-Webb University); Series 1997, VRD RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.18%	07/01/17	2,025	2,025,000

North Carolina (State of) Educational Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/17	7,810	7,810,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	11/15/28	11,615	11,615,000

North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	01/01/49	13,000	13,000,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	09/01/34	22,875	22,875,000

Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)	0.26%	11/01/35	2,045	2,045,000

Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(d)	0.23%	12/01/27	14,345	14,345,000

Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(d)	0.28%	12/01/27	270	270,000

Ohio (State of) (Ohio Dominican University); Series 2007, VRD Higher Educational Facility RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	12/01/37	8,940	8,940,000

Ohio (State of) (University Hospitals Health System, Inc.); Series 2008 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.14%	01/15/35	15,130	15,130,000

Ohio (State of) Air Quality Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2005-A, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(d)	0.22%	08/01/33	7,000	7,000,000

Ohio (State of) Higher Educational Facility Commission (Cleveland Institute of Music); Series 2005, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	05/01/30	2,500	2,500,000

Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.19%	11/01/30	8,365	8,365,000

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2005-B, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(d)	0.18%	01/01/34	9,395	9,395,000

Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/16	7,210	7,210,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.16%	08/01/34	25,920	25,920,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–Federal National Mortgage Association)	0.24%	10/15/38	$5,000	$5,000,000

Orlando (City of), & Orange (County of), Florida Expressway Authority; Subseries 2008 B-3, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.15%	07/01/40	71,400	71,400,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(d)	0.18%	07/01/32	19,495	19,495,000

Palm Beach (County of), Florida Housing Finance Authority (Emerald Bay Club Apartment); Series 2004, Ref. VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(d)	0.20%	06/01/30	5,500	5,500,000

Parma (City of), Ohio (PRL Corp.); Series 2006 B, VRD Taxable Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.25%	11/01/30	1,400	1,400,000

Parma (City of), Ohio (The Parma Community General Hospital Association);
Series 2006 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	11/01/29	4,370	4,370,000

Series 2006 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	11/01/30	9,475	9,475,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/30	4,700	4,700,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Messiah College); Series 2001 I-4, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	11/01/31	11,380	11,380,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.19%	05/01/20	2,050	2,050,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Washington & Jefferson College); Series 1999 E-5, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	11/01/29	6,100	6,100,000

Pennsylvania (State of) Higher Educational Facilities Authority (Saint Joseph’s University); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(d)	0.16%	11/01/37	2,500	2,500,000

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.16%	02/01/34	6,960	6,960,000

Pennsylvania (State of) Turnpike Commission;
Series 2008 B-1, VRD Turnpike RB (LOC–Bank of America, N.A.)(d)	0.18%	12/01/38	22,075	22,075,000

Series 2008 B-3, VRD Turnpike RB (LOC–Bank of America, N.A.)(d)	0.18%	12/01/38	30,000	30,000,000

Pennsylvania (State of) Upper Dauphin Industrial Development Authority (United Church of Christ Homes, Inc.); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	12/01/26	8,325	8,325,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	10/01/29	4,600	4,600,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/27	23,700	23,700,000

Pitkin (County of), Colorado Industrial Development (Aspen Skiing Co.); Series 1994 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	04/01/16	2,100	2,100,000

Portland (City of), Oregon (The South Park Block); Series 1988 A, Ref. VRD MFH RB (LOC–Harris N.A.)(d)	0.16%	12/01/11	10,750	10,750,000

Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2006 B, Ref. VRD RB (LOC–Bank of America, N.A.)(d)	0.18%	04/01/28	23,310	23,310,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(d)	0.19%	07/01/26	3,910	3,910,000

R.G. Ray Corp.; Series 2000, VRD Taxable RB (LOC–Bank of America, N.A.)(d)	0.50%	01/01/15	1,580	1,580,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/39	8,165	8,165,000

Reno (City of), Nevada (ReTRAC–Reno Transportation Rail Access Corridor); Series 2008 A, Ref. VRD Sr. Lien Sales Tax RB (LOC–Bank of New York Mellon)(d)	0.14%	06/01/42	11,000	11,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	09/01/37	$9,670	$9,670,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	11/01/27	16,745	16,745,000

Richmond (County of), Georgia Development Authority (MCG Health, Inc.) Series 2008 A, VRD RB (LOC–UBS AG)(b)(d)	0.16%	07/01/37	26,225	26,225,000

Roswell (City of), Georgia Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(c)	0.18%	08/01/24	3,950	3,950,000

Rush Medical Foundation; Series 2006, VRD Sec. Promissory Notes (LOC–U.S. Bank, N.A.)(d)	0.24%	12/01/31	5,400	5,400,000

Saint Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(d)	0.26%	03/01/29	4,800	4,800,000

Series 2009-9 BB, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(d)	0.20%	03/01/29	3,000	3,000,000

Saint Petersburg (City of), Florida Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	06/01/33	12,000	12,000,000

Sarasota (County of), Florida (Sarasota Family YMCA, Inc.); Series 1999, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	10/01/21	3,260	3,260,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–Federal National Mortgage Association)	0.19%	06/01/25	2,800	2,800,000

Snohomish (County of), Washington Housing Authority (Autumn Chase Apartments); Series 2005, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/36	6,760	6,760,000

South Carolina (State of) State Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–Federal National Mortgage Association)	0.20%	11/15/35	7,465	7,465,000

South Carolina (State of) Jobs-Economic Development Authority (Porter-Gaud School); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	12/01/33	12,000	12,000,000

South Carolina (State of) Jobs-Economic Development Authority (Republic Services, Inc.); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	04/01/34	7,000	7,000,000

South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.17%	11/01/32	35,950	35,950,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	10/01/28	10,110	10,110,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	03/01/28	8,252	8,252,000

South Carolina (State of) Transportation Infrastructure Bank; Series 2003 B-3, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.16%	10/01/31	60,225	60,225,000

South Dakota (State of) Health & Educational Facilities Authority (Regional Health, Inc.); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	09/01/27	8,500	8,500,000

South Fulton (Region of), Georgia Municipal Regional Water & Sewer Authority; Series 2007, VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	01/01/33	9,350	9,350,000

Southeastern Pennsylvania Transportation Authority; Series 2007, Ref. VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	03/01/22	19,075	19,075,000

South Louisiana Port Commission (Occidental Petroleum Corp.); Series 1996, Ref. VRD Port Facilities RB (LOC–Bank of New York Mellon)(d)	0.16%	07/01/18	17,000	17,000,000

St. Charles (County of), Missouri Public Water Supply District No. 2; Series 2005 A, VRD COP (LOC–Bank of America, N.A.)(d)	0.20%	12/01/33	14,070	14,070,000

St. Cloud (City of), Minnesota (CentraCare Health System); Series 2009 A, Ref. VRD Health Care RB (LOC–Bank of Nova Scotia)(b)(d)	0.16%	05/01/42	6,400	6,400,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.19%	06/01/38	10,000	10,000,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(d)	0.16%	11/15/43	12,000	12,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	04/15/27	$9,170	$9,170,000

Steamboat Springs (City of), Colorado Redevelopment Authority (Base Area Redevelopment); Series 2009, Ref. VRD Tax Increment & Improvement RB (LOC–U.S. Bank, N.A.)(d)	0.19%	12/01/29	8,750	8,750,000

Tampa (City of), Florida (Drug Abuse Comprehensive Coordinating Office, Inc.); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	08/01/35	16,325	16,325,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 C-4, Ref. VRD RB (LOC–Bank of America, N.A.)(d)	0.20%	07/01/47	20,345	20,345,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Forth Worth Museum of Science & History); Series 2008, VRD Incremental Draw RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.18%	06/01/38	19,000	19,000,000

Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Airport Improvement RB (LOC–Societe Generale)(b)(d)	0.18%	07/01/19	15,400	15,400,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC–Bank of America, N.A.)(d)	0.22%	05/01/42	6,845	6,845,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.23%	07/01/26	40,350	40,350,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(d)	0.18%	09/01/38	17,200	17,200,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	12/01/38	32,500	32,500,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	08/01/35	16,225	16,225,000

Virginia (State of) Small Business Financing Authority (WoodFuels Virginia, LLC); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(d)	0.29%	10/01/24	1,500	1,500,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.21%	06/01/30	28,000	28,000,000

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(d)	0.20%	06/01/18	10,000	10,000,000

Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2009 B, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.16%	08/15/44	13,700	13,700,000

Washington (State of) Health Care Facilities Authority (National Healthcare, Research & Education Finance Corp.); Series 2000, VRD Lease RB (LOC–BNP Paribas)(b)(d)	0.16%	01/01/32	7,500	7,500,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.16%	11/15/39	33,000	33,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(d)	0.15%	10/01/30	21,700	21,700,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.19%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Holly Village Seniors, LP); Series 1999 A, VRD MFH RB (CEP–Federal National Mortgage Association)	0.25%	07/15/32	1,100	1,100,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)	0.21%	07/01/44	8,000	8,000,000

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–Federal National Mortgage Association)	0.22%	09/01/38	2,000	2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.19%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(d)	0.17%	10/01/19	3,375	3,375,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	04/01/43	28,500	28,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(d)	0.17%	01/01/30	$13,775	$13,775,000

Washington (State of) Housing Finance Commission (The Bush School); Series 2006, VRD Non-profit RB (LOC–Bank of America, N.A.)(d)	0.19%	04/01/34	10,370	10,370,000

Washington (State of) Housing Finance Commission (The Hearthstone); Series 2004, Ref. VRD Non-profit RB (LOC–Bank of America, N.A.)(d)	0.25%	12/01/29	4,040	4,040,000

Washington (State of) Housing Finance Commission (YMCA of Greater Seattle Program); Series 2007, VRD Non-profit RB (LOC–Bank of America, N.A.)(d)	0.19%	09/01/37	3,000	3,000,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 C, VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(d)	0.19%	07/01/27	6,285	6,285,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD IDR (LOC–PNC Bank, N.A.)(d)	0.19%	12/01/24	3,625	3,625,000

Winder (City of), Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	11/01/34	15,000	15,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	08/15/34	44,750	44,750,000

Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2006 C, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	04/01/28	12,500	12,500,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.21%	06/01/37	6,900	6,900,000

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.18%	06/01/39	5,000	5,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group); Series 2008 B, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	05/01/33	18,900	18,900,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC–U.S. Bank, N.A.)(d)	0.17%	12/01/33	19,200	19,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.15%	12/01/32	2,485	2,485,000

Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	12/01/24	5,400	5,400,000

Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	12/01/26	5,660	5,660,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	08/01/30	6,000	6,000,000

Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.15%	02/01/34	13,800	13,800,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	05/01/30	21,700	21,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.16%	06/01/39	16,000	16,000,000

				4,166,243,000

Other Variable Rate Demand Notes–2.36%
East Baton Rouge (Parish of), Louisiana (Exxon Corp.); Series 1993, Ref. VRD PCR	0.12%	03/01/22	30,650	30,650,000

Gulf Coast Waste Disposal Authority (Exxon Corp.);
Series 1995, Ref. VRD PCR	0.12%	06/01/20	25,000	25,000,000

Series 2002, VRD Environmental Facilities RB	0.13%	12/01/25	14,210	14,210,000

Harris (County of), Texas Industrial Development Corp., (Exxon Corp.);
Series 1984-B, VRD PCR	0.12%	03/01/24	26,100	26,100,000

Series 1984-B, VRD PCR	0.12%	03/01/24	24,800	24,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Other Variable Rate Demand Notes–(continued)

Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2007 A, VRD Gulf Opportunity Zone IDR	0.12%	12/01/30	$200,900	$200,900,000

Series 2007 B, VRD Gulf Opportunity Zone IDR	0.12%	12/01/30	60,700	60,700,000

Series 2007 C, VRD Gulf Opportunity Zone IDR	0.12%	12/01/30	61,000	61,000,000

University of Texas Board of Regents; Series 2008 B, VRD Financing System RB	0.13%	08/01/16	56,700	56,700,000

Valdez (City of), Alaska (BP Pipelines (Alaska) Inc.); Series 2003 A, Ref. VRD Marine Terminal RB(b)	0.11%	06/01/37	35,200	35,200,000

Valdez (City of), Alaska (Exxon Pipeline Co.); Series 1985, VRD Marine Terminal RB	0.12%	10/01/25	40,900	40,900,000

				576,160,000

Total Variable Rate Demand Notes (Cost $4,742,403,000)				4,742,403,000

Medium-Term Notes–4.70%
BBVA U.S. Senior S.A. Unipersonal, Sr. Unsec. Gtd. Unsub. Floating Rate Bonds(b)(c)(e)	0.30%	03/12/10	144,000	144,004,321

Bear Stearns Cos., Inc. Series B, Sr. Unsec. Unsub. Medium-Term Notes	5.85%	07/19/10	85,960	87,772,777

BP Capital Markets PLC, Sr. Unsec. Gtd. Unsub. Global Notes(b)	4.88%	03/15/10	33,350	33,408,212

European Investment Bank,
Sr. Unsec. Unsub. Global Notes(b)	4.13%	09/15/10	26,700	27,260,766

Sr. Unsec. Unsub. Global Notes(b)	4.63%	09/15/10	216,669	221,534,555

National Australia Bank (United Kingdom) Sr. Unsec. Unsub. Medium-Term Euro Notes(b)	5.13%	03/08/10	50,000	50,048,682

Rabobank Nederland,
Floating Rate Notes(b)(c)(e)	0.25%	03/16/11	50,000	50,000,000

Floating Rate Notes(b)(c)(e)	0.65%	05/19/10	104,700	104,765,197

Sr. Unsec. Putable Floating Rate Medium-Term Global Notes(b)(c)(e)(f)	0.25%	04/07/11	150,000	150,000,000

Royal Bank of Canada, Sr. Unsec. Unsub. Floating Rate Medium-Term Notes(e)	0.28%	06/08/10	104,000	104,022,911

Westpac Banking Corp., Sr. Unsec. Unsub. Floating Rate Deposit Notes(b)(c)(e)	0.29%	03/02/11	175,000	175,000,000

Total Medium-Term Notes (Cost $1,147,817,421)				1,147,817,421

Time Deposits–4.33%
Alliance & Leicester PLC(b)	0.30%	12/25/10	250,000	250,000,000

Barclays Bank PLC (Cayman Islands)(b)	0.10%	03/01/10	408,009	408,009,131

BNP Paribas (Cayman Islands)(b)	0.10%	03/01/10	400,000	400,000,000

Total Time Deposits (Cost $1,058,009,131)				1,058,009,131

U.S. Government Sponsored Agency Securities–1.56%
Federal Home Loan Bank (FHLB)–1.15%
Unsec. Floating Rate Bonds(e)	0.36%	05/12/10	130,000	130,000,000

Unsec. Floating Rate Bonds(e)	0.28%	05/21/10	100,000	100,000,000

Unsec. Floating Rate Bonds(e)	0.32%	06/01/10	50,000	50,000,000

				280,000,000

Federal Home Loan Mortgage Corp. (FHLMC)–0.41%
Unsec. Floating Rate Global Notes(e)	0.15%	07/12/10	100,000	100,000,000

Total U.S. Government Sponsored Agency Securities (Cost $380,000,000)				380,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–95.25% (Cost $23,248,626,001)				23,248,626,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Short-Term Investments Trust

Liquid Assets Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–4.36%(g)
Barclays Capital Inc., Joint agreement dated 02/26/10, aggregate maturing value of $381,550,297 (collateralized by U.S. Government sponsored agency obligations valued at $389,179,888; 0%-5.05%, 08/10/12-02/20/29)	0.12%	03/01/10	$293,040,888	$293,037,958

BNP Paribas Securities Corp., Joint agreement dated 02/26/10, aggregate maturing value $1,430,011,917 (collateralized by U.S. Treasury obligations valued at $1,458,600,048; 0.75%-2.75%, 12/31/10-02/29/16)	0.10%	03/01/10	241,284,102	241,282,091

BNP Paribas Securities Corp., Joint agreement dated 02/26/10, aggregate maturing value $500,005,000 (collateralized by a U.S. Treasury obligation valued at $510,000,016; 3.63%, 08/15/19)	0.12%	03/01/10	239,804,704	239,802,306

Wells Fargo Securities, LLC, Joint agreement dated 02/26/10, aggregate maturing value $1,000,020,000 (collateralized by Corporate obligations valued at $1,050,000,000; 0%-7.88%, 03/01/10-02/12/51)	0.24%	03/01/10	290,005,800	290,000,000

Total Repurchase Agreements (Cost $1,064,122,355)				1,064,122,355

TOTAL INVESTMENTS(h)(i)–99.61% (Cost $24,312,748,356)				24,312,748,356

OTHER ASSETS LESS LIABILITIES–0.39%				94,780,943

NET ASSETS–100.00%				$24,407,529,299

Investment Abbreviations:

ACES	– Automatically Convertible Extendable Security
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
GO	– General Obligation Bonds
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
Unsub.	– Unsubordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 10.49%; United Kingdom: 9.49%; other countries less than 5% each: 19.56%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2010 was $7,298,108,769, which represented 29.90% of the Fund’s Net Assets.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.
(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(g)	Principal amount equals value at period end. See Note 1K.
(h)	Also represents cost for federal income tax purposes.
(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Short-Term Investments Trust

Schedule of Investments

February 28, 2010
(Unaudited)

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–60.73%(a)
Asset-Backed Securities–Consumer Receivables–11.43%
Amsterdam Funding Corp.(b)	0.16%	03/19/10	$50,000	$49,996,000

Amsterdam Funding Corp.(b)	0.17%	04/06/10	76,000	75,987,080

Bryant Park Funding LLC(b)	0.16%	03/17/10	118,250	118,241,591

Sheffield Receivables Corp.(b)	0.18%	04/15/10	106,000	105,976,150

Thunder Bay Funding, LLC(b)	0.18%	04/13/10	60,089	60,076,081

				410,276,902

Asset-Backed Securities–Fully Supported Bank–17.38%
Concord Minutemen Capital Co., LLC–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)	0.40%	04/06/10	170,300	170,231,880

Crown Point Capital Co., LLC–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)	0.40%	04/09/10	66,000	65,971,400

Grampian Funding Ltd./LLC
(CEP–Lloyds TSB Bank PLC)(b)(c)	0.24%	04/06/10	118,000	117,971,680

(CEP–Lloyds TSB Bank PLC)(b)(c)	0.27%	03/05/10	60,000	59,998,200

Lexington Parker Capital Co., LLC
(Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)	0.40%	03/09/10	115,000	114,989,778

(Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)	0.40%	04/09/10	55,000	54,976,166

LMA-Americas LLC (CEP–Credit Agricole S.A.)(b)(c)	0.18%	04/14/10	40,000	39,991,200

				624,130,304

Asset-Backed Securities–Multi-Purpose–10.53%
Atlantic Asset Securitization LLC(b)	0.18%	04/09/10	90,000	89,982,937

Atlantic Asset Securitization LLC(b)	0.18%	04/20/10	75,000	74,981,250

Mont Blanc Capital Corp.(b)(c)	0.17%	03/09/10	40,000	39,998,489

Mont Blanc Capital Corp.(b)(c)	0.17%	03/10/10	50,000	49,997,875

Regency Markets No. 1, LLC(b)(c)	0.18%	03/17/10	65,000	64,994,800

Regency Markets No. 1, LLC(b)(c)	0.18%	03/22/10	58,000	57,993,910

				377,949,261

Asset-Backed Securities–Securities–8.73%
Aspen Funding Corp.(b)	0.18%	03/19/10	70,000	69,993,700

Newport Funding Corp.(b)	0.18%	03/19/10	94,400	94,391,504

Newport Funding Corp.(b)	0.18%	03/22/10	50,000	49,994,750

Solitaire Funding Ltd./LLC(b)(c)	0.20%	03/05/10	50,000	49,998,889

Tempo Finance Ltd./Corp.(b)(c)	0.18%	03/15/10	49,000	48,996,570

				313,375,413

Diversified Banks–2.78%
ING (U.S.) Funding LLC(c)	0.16%	03/05/10	100,000	99,998,222

Integrated Oil & Gas–4.87%
Total Capital S.A.(b)(c)	0.15%	03/15/10	175,000	174,989,792

Life & Health Insurance–5.01%
Metlife Short Term Funding LLC(b)	0.19%	03/02/10	60,000	59,999,683

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Life & Health Insurance–(continued)

Metlife Short Term Funding LLC(b)	0.19%	03/04/10	$50,000	$49,999,208

Metlife Short Term Funding LLC(b)	0.19%	03/24/10	40,000	39,995,145

Metlife Short Term Funding LLC(b)	0.19%	04/01/10	30,000	29,995,092

				179,989,128

Total Commercial Paper (Cost $2,180,709,022)				2,180,709,022

Variable Rate Demand Notes–12.82%(d)
Credit Enhanced–12.82%
Allegheny (County of), Pennsylvania Hospital Development Authority (The Children’s Home of Pittsburgh); Series 2006 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	06/01/35	6,300	6,300,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(b)(e)	0.19%	10/01/25	4,740	4,740,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	12/01/28	5,600	5,600,000

Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.26%	12/15/34	3,130	3,130,000

Butler (County of), Ohio (LifeSphere); Series 2007, VRD Healthcare Facilities Improvement RB (LOC–U.S. Bank, N.A.)(e)	0.19%	05/01/30	3,530	3,530,000

Butler (County of), Pennsylvania General Authority (New Castle Area School District); Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	03/01/29	3,040	3,040,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.16%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.16%	06/01/37	25,800	25,800,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	12/01/39	12,000	12,000,000

Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.20%	06/01/15	3,800	3,800,000

Colorado (State of) Health Facilities Authority (Exempla, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.16%	01/01/39	7,800	7,800,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.20%	03/01/34	8,725	8,725,000

Dutchess (County of), New York Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	10/01/32	2,900	2,900,000

Emmaus (Borough of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.20%	03/01/30	16,400	16,400,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–Federal National Mortgage Association)	0.19%	11/15/35	10,990	10,990,000

Hamilton (County of), Ohio (Drake Center, Inc.); Series 1999 A, VRD Hospital Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.20%	06/01/19	5,475	5,475,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.16%	11/01/25	16,195	16,195,000

Haverford (Township of), Pennsylvania School District; Series 2009, VRD Limited Tax GO (LOC–TD Bank, N.A.)(e)	0.20%	03/01/30	3,000	3,000,000

Illinois (State of) Development Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(e)	0.18%	12/01/28	8,500	8,500,000

Illinois (State of) Development Finance Authority (Museum of Contemporary Art); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A. & Northern Trust Co.)(e)	0.21%	02/01/29	9,100	9,100,000

Indiana (State of) Development Finance Authority (Indiana Historical Society, Inc.); Series 1997, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(b)(e)	0.21%	08/01/31	14,900	14,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	07/15/33	$3,830	$3,830,000

Kansas City (City of), Missouri Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	12/01/32	19,000	19,000,000

Lorain (County of), Ohio (EMH Regional Medical Center); Series 2008, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	11/01/21	5,710	5,710,000

Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing, LLC); Series 2000 A, VRD MFH RB (CEP–Federal National Mortgage Association)	0.26%	04/15/30	4,775	4,775,000

Michigan (State of) Strategic Fund (Evangelical Homes of Michigan); Series 2008, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	05/01/37	9,800	9,800,000

Mississippi (State of) Business Finance Corp. (Petal Gas Storage, LLC); Series 2007, VRD Gulf Opportunity Zone IDR (LOC–Deutsche Bank AG)(c)(e)	0.17%	08/01/34	19,000	19,000,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.17%	12/01/31	28,000	28,000,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.18%	05/01/26	4,300	4,300,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.20%	02/15/34	3,695	3,695,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	01/01/24	34,500	34,500,000

New York (State of) Dormitory Authority (St. John’s University); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	07/01/30	39,000	39,000,000

Northeastern Pennsylvania (Region of) Hospital & Education Authority (Danville Area School District); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	05/01/38	7,000	7,000,000

Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.19%	06/01/23	7,260	7,260,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–Federal National Mortgage Association)	0.24%	10/15/38	5,600	5,600,000

Pell City (City of), Alabama Special Care Facilities Financing Authority (Noland Health Services, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.20%	12/01/39	3,000	3,000,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-J.C. Blair Memorial Hospital); Series 2007 A-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	03/01/19	3,185	3,185,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	05/01/34	3,000	3,000,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(c)(e)	0.20%	03/01/36	11,000	11,000,000

St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(b)(e)	0.39%	10/01/21	6,155	6,155,000

Volusia (County of), Florida Health Facilities Authority (Southwest Volusia Healthcare Corp.); Series 1994 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	11/15/23	10,875	10,875,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.16%	11/15/39	14,000	14,000,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.26%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Panorama City); Series 1997, Ref. VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	01/01/27	6,600	6,600,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)	0.26%	09/15/20	2,880	2,880,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	12/01/36	$11,000	$11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	03/01/36	6,500	6,500,000

Total Variable Rate Demand Notes (Cost $460,455,000)				460,455,000

Certificates of Deposit–4.88%
Royal Bank of Scotland PLC	0.19%	03/15/10	75,000	75,000,000

Royal Bank of Scotland PLC	0.20%	03/19/10	100,000	100,000,000

Total Certificates of Deposit (Cost $175,000,000)				175,000,000

U.S. Government Sponsored Agency Securities–0.56%
Federal Home Loan Bank (FHLB)–0.56%
Unsec. Disc. Notes(a) (Cost $20,000,000)	0.06%	03/01/10	20,000	20,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–78.99% (Cost $2,836,164,022)				2,836,164,022

			Repurchase
			Amount
Repurchase Agreements–21.86%(f)
Banc of America Securities LLC, Joint agreement dated 02/26/10, aggregate maturing value $250,005,417 (collateralized by Corporate and U.S. Government sponsored agency obligations valued at $262,500,000; 0%-5.41%, 11/01/21-09/20/56)	0.26%	03/01/10	180,003,900	180,000,000

BNP Paribas Securities Corp., Joint agreement dated 02/26/10, aggregate maturing value $392,010,453 (collateralized by Corporate, U.S. Government sponsored agency and U.S. Treasury obligations valued at $400,744,150; 0%-7.97%, 01/31/12-08/25/45)(c)	0.32%	03/01/10	180,004,800	180,000,000

Goldman, Sachs & Co., Joint agreement dated 02/26/10, aggregate maturing value $500,004,583 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,213; 0%-3.00%, 08/13/10-06/09/14)	0.11%	03/01/10	255,032,503	255,030,165

Wells Fargo Securities LLC, Joint agreement dated 02/26/10, aggregate maturing value $1,000,020,000 (collateralized by Corporate obligations valued at $1,050,000,000; 0%-7.88%, 03/01/10-02/12/51)	0.24%	03/01/10	170,003,400	170,000,000

Total Repurchase Agreements (Cost $785,030,165)				785,030,165

TOTAL INVESTMENTS(g)(h)–100.85% (Cost $3,621,194,187)				3,621,194,187

OTHER ASSETS LESS LIABILITIES–(0.85)%				(30,521,442)

NET ASSETS–100.00%				$3,590,672,745

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Disc.	– Discounted
GO	– General Obligation Bonds
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2010 was $2,106,505,800, which represented 58.67% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 11.00%; United Kingdom: 9.77%; Netherlands: 6.66%; other countries less than 5% each: 0.84%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Short-Term Investments Trust

STIC Prime Portfolio

(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1K.
(g)	Also represents cost for federal income tax purposes.
(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Bank of America, N.A.	5.0%

BNP Paribas	5.0

MetLife Short Term Funding LLC	5.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Short-Term Investments Trust

Schedule of Investments

February 28, 2010
(Unaudited)

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–45.25%
U.S. Treasury Bills–44.90%(a)
U.S. Treasury Bills	0.24%	03/04/10	$315,000	$314,993,700

U.S. Treasury Bills	0.20%	03/18/10	200,000	199,981,111

U.S. Treasury Bills	0.18%	03/11/10	75,000	74,996,276

U.S. Treasury Bills	0.22%	03/11/10	200,000	199,987,500

U.S. Treasury Bills	0.23%	03/11/10	150,000	149,990,417

U.S. Treasury Bills	0.20%	04/01/10	265,000	264,954,361

U.S. Treasury Bills	0.21%	04/01/10	200,000	199,963,833

U.S. Treasury Bills	0.51%	04/01/10	150,000	149,934,125

U.S. Treasury Bills	0.15%	04/08/10	200,000	199,968,333

U.S. Treasury Bills	0.10%	04/22/10	155,040	155,017,605

U.S. Treasury Bills	0.10%	04/22/10	100,000	99,985,483

U.S. Treasury Bills	0.17%	04/22/10	250,000	249,937,708

U.S. Treasury Bills	0.15%	05/06/10	200,000	199,943,167

U.S. Treasury Bills	0.16%	05/06/10	300,000	299,912,000

U.S. Treasury Bills	0.15%	05/13/10	200,000	199,938,964

U.S. Treasury Bills	0.17%	05/13/10	300,000	299,899,625

U.S. Treasury Bills	0.16%	05/20/10	300,000	299,892,000

U.S. Treasury Bills	0.15%	06/03/10	150,000	149,943,208

U.S. Treasury Bills	0.15%	06/03/10	150,000	149,941,054

U.S. Treasury Bills	0.15%	06/10/10	150,000	149,934,981

U.S. Treasury Bills	0.22%	06/10/10	200,000	199,873,750

U.S. Treasury Bills	0.11%	06/17/10	100,000	99,967,000

U.S. Treasury Bills	0.26%	06/17/10	150,000	149,885,250

U.S. Treasury Bills	0.10%	07/01/10	200,000	199,929,172

U.S. Treasury Bills	0.21%	07/01/10	200,000	199,857,667

U.S. Treasury Bills	0.12%	07/08/10	100,000	99,957,000

U.S. Treasury Bills	0.16%	07/08/10	250,000	249,854,427

U.S. Treasury Bills	0.14%	07/15/10	150,000	149,923,217

U.S. Treasury Bills	0.28%	07/15/10	100,000	99,894,033

U.S. Treasury Bills	0.14%	07/22/10	275,000	274,849,801

U.S. Treasury Bills	0.17%	08/05/10	150,000	149,892,063

U.S. Treasury Bills	0.17%	08/12/10	150,000	149,883,492

U.S. Treasury Bills	0.17%	08/12/10	150,000	149,880,417

U.S. Treasury Bills	0.17%	08/19/10	200,000	199,836,600

U.S. Treasury Bills	0.23%	08/26/10	100,000	99,883,806

U.S. Treasury Bills	0.32%	11/18/10	150,000	149,656,125

U.S. Treasury Bills	0.36%	11/18/10	150,000	149,607,000

U.S. Treasury Bills	0.41%	12/16/10	150,000	149,504,583

U.S. Treasury Bills	0.32%	01/13/11	100,000	99,715,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Short-Term Investments Trust

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Bills–(continued)

U.S. Treasury Bills	0.33%	02/10/11	$100,000	$99,682,833

U.S. Treasury Bills	0.36%	02/10/11	70,000	69,760,828

				7,200,409,640

U.S. Treasury Notes–0.35%
U.S. Treasury Notes	0.88%	02/28/11	55,000	55,250,118

Total U.S. Treasury Securities (Cost $7,255,659,758)				7,255,659,758

TOTAL INVESTMENTS (excluding Repurchase Agreements)–45.25% (Cost $7,255,659,758)				7,255,659,758

			Repurchase
			Amount
Repurchase Agreements–54.76%(b)
Banc of America Securities LLC, Agreement dated 02/26/10, maturing value $450,440,163 (collateralized by U.S. Treasury obligations valued at $459,445,219; 1.38%-1.50%, 07/15/12-11/15/12)	0.10%	03/01/10	450,440,163	450,436,409

Barclays Capital Inc., Agreement dated 02/26/10, maturing value of $300,002,500 (collateralized by U.S. Treasury obligations valued at $306,000,004; 2.00%-4.00%, 09/30/10-08/15/18)	0.10%	03/01/10	300,002,500	300,000,000

Barclays Capital Inc., Agreement dated 02/26/10, maturing value of $500,004,167 (collateralized by U.S. Treasury obligations valued at $510,000,051; 4.13%-4.38%, 08/15/12-08/31/12)	0.10%	03/01/10	500,004,167	500,000,000

Barclays Capital Inc., Term agreement dated 01/20/10, maturing value of $465,085,250 (collateralized by U.S. Treasury obligations valued at $474,300,113; 0.88%-4.00%, 04/30/11-02/15/15)	0.12%	03/16/10	465,085,250	465,000,000

Barclays Capital Inc., Term agreement dated 02/09/10, maturing value of $250,021,389 (collateralized by U.S. Treasury obligations valued at $255,000,009; 1.38%-4.00%, 10/15/12-02/15/15)	0.11%	03/09/10	250,021,389	250,000,000

Barclays Capital Inc., Term agreement dated 02/22/10, maturing value of $500,042,778 (collateralized by U.S. Treasury obligations valued at $510,000,093; 0%-6.13%, 06/17/10-11/15/27)	0.11%	03/22/10	500,042,778	500,000,000

BNP Paribas Securities Corp., Joint agreement dated 02/26/10, aggregate maturing value $1,430,011,917 (collateralized by U.S. Treasury obligations valued at $1,458,600,048; 0.75%-2.75%, 12/31/10-02/29/16)	0.10%	03/01/10	401,057,000	401,053,658

BNP Paribas Securities Corp., Term agreement dated 01/22/10, maturing value $465,075,950 (collateralized by U.S. Treasury obligations valued at $474,300,040; 1.38%-3.63%, 01/15/14-02/15/40)	0.12%	03/12/10	465,075,950	465,000,000

CIBC World Markets Corp., Agreement dated 02/26/10, maturing value $100,000,833 (collateralized by U.S. Treasury obligations valued at $102,010,183; 0.88%-4.63%, 03/31/10-02/15/40)	0.10%	03/01/10	100,000,833	100,000,000

Credit Suisse Securities (USA) LLC, Agreement dated 02/26/10, maturing value $350,002,917 (collateralized by U.S. Treasury obligations valued at $357,001,945; 5.00%-8.13%, 05/15/21-05/15/37)	0.10%	03/01/10	350,002,917	350,000,000

Credit Suisse Securities (USA) LLC, Term agreement dated 01/14/10, maturing value $500,125,000 (collateralized by U.S. Treasury obligations valued at $510,002,028; 3.50%-10.63%, 08/15/15-08/15/39)	0.10%	04/14/10	500,125,000	500,000,000

Deutsche Bank Securities Inc., Agreement dated 02/26/10, maturing value $250,002,083 (collateralized by U.S. Treasury obligations valued at $255,000,052; 0%-2.25%, 06/10/10-01/31/15)	0.10%	03/01/10	250,002,083	250,000,000

Deutsche Bank Securities Inc., Term agreement dated 02/11/10, maturing value $250,023,681 (collateralized by a U.S. Treasury obligation valued at $255,000,019; 2.75%, 02/15/19)	0.11%	03/15/10	250,023,681	250,000,000

HSBC Securities (USA) Inc., Agreement dated 02/26/10, maturing value $1,000,008,333 (collateralized by U.S. Treasury obligations valued at $1,020,003,336; 0%-3.13%, 03/04/10-01/31/17)	0.10%	03/01/10	1,000,008,333	1,000,000,000

HSBC Securities (USA) Inc., Agreement dated 02/26/10, maturing value $300,002,000 (collateralized by U.S. Treasury obligations valued at $306,001,113; 0%-3.88%, 04/15/10-02/15/40)	0.08%	03/01/10	300,002,000	300,000,000

JPMorgan Securities Inc., Agreement dated 02/26/10, maturing value $250,002,083 (collateralized by a U.S. Treasury obligation valued at $255,004,204; 3.63%, 08/15/19)	0.10%	03/01/10	250,002,083	250,000,000

RBC Capital Markets Corp., Agreement dated 02/26/10, maturing value of $350,002,625 (collateralized by U.S. Treasury obligations valued at $357,000,095; 0%, 05/27/10-08/26/10)	0.09%	03/01/10	350,002,625	350,000,000

RBS Securities Inc., Agreement dated 02/26/10, maturing value $750,006,875 (collateralized by U.S. Treasury obligations valued at $765,001,902; 1.38%-4.50%, 07/15/12-02/15/39)	0.11%	03/01/10	750,006,875	750,000,000

Societe Generale, Agreement dated 02/26/10, maturing value $750,006,250 (collateralized by U.S. Treasury obligations valued at $765,000,061; 0%-8.75%, 03/18/10-05/15/38)	0.10%	03/01/10	750,006,250	750,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Short-Term Investments Trust

Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)

UBS Securities LLC, Term agreement dated 02/08/10, maturing value $350,037,917 (collateralized by a U.S. Treasury obligation valued at $357,000,705; 3.25%, 12/31/16)	0.13%	03/11/10	$350,037,917	$350,000,000

Wells Fargo Securities, LLC, Agreement dated 02/26/10, maturing value $250,002,083 (collateralized by U.S. Treasury obligations valued at $255,000,025; 1.00%-6.00%, 12/31/11-02/15/26)	0.10%	03/01/10	250,002,083	250,000,000

Total Repurchase Agreements (Cost $8,781,490,067)				8,781,490,067

TOTAL INVESTMENTS(c)–100.01% (Cost $16,037,149,825)				16,037,149,825

OTHER ASSETS LESS LIABILITIES–(0.01)%				(808,214)

NET ASSETS–100.00%				$16,036,341,611

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1K.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Short-Term Investments Trust

Schedule of Investments

February 28, 2010
(Unaudited)

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–48.43%
Federal Farm Credit Bank (FFCB)–4.29%
Disc. Notes(a)	0.50%	03/30/10	$60,000	$59,975,833

Floating Rate Bonds(b)	0.12%	08/17/10	150,000	149,996,472

Floating Rate Bonds(b)	0.17%	11/17/10	100,000	100,000,474

Floating Rate Bonds(b)	0.17%	04/14/11	60,000	59,986,339

Floating Rate Bonds(b)	0.16%	12/16/11	75,000	74,996,635

Unsec. Floating Rate Bonds(b)	0.15%	07/13/10	25,000	25,000,000

				469,955,753

Federal Home Loan Bank (FHLB)–13.85%
Unsec. Bonds	0.92%	04/09/10	60,000	60,026,275

Unsec. Bonds	0.55%	06/03/10	25,000	25,000,000

Unsec. Bonds	0.55%	06/04/10	110,000	110,087,871

Unsec. Bonds	0.55%	06/10/10	55,000	54,982,041

Unsec. Disc. Notes(a)	1.04%	03/03/10	50,000	49,997,111

Unsec. Disc. Notes(a)	0.17%	04/26/10	115,000	114,968,695

Unsec. Disc. Notes(a)	0.48%	05/05/10	80,000	79,930,667

Unsec. Floating Rate Bonds(b)	0.80%	03/19/10	150,000	149,998,505

Unsec. Floating Rate Bonds(b)	0.26%	05/28/10	50,000	50,017,448

Unsec. Floating Rate Bonds(b)	0.62%	11/08/10	25,000	25,084,850

Unsec. Floating Rate Bonds(b)	0.14%	11/18/10	125,000	124,966,064

Unsec. Floating Rate Bonds(b)	0.12%	05/16/11	125,000	124,984,611

Unsec. Floating Rate Bonds(b)	0.25%	05/25/11	150,000	150,000,000

Unsec. Floating Rate Bonds(b)	0.15%	05/26/11	75,000	75,000,000

Unsec. Floating Rate Global Bonds(b)	0.10%	07/09/10	25,000	24,995,692

Unsec. Floating Rate Global Bonds(b)	0.25%	06/21/11	150,000	149,960,811

Unsec. Global Bonds	0.50%	10/19/10	80,000	79,997,159

Unsec. Global Bonds	3.38%	10/20/10	65,000	66,246,020

				1,516,243,820

Federal Home Loan Mortgage Corp. (FHLMC)–17.64%
Global Notes	2.38%	05/28/10	100,000	100,518,364

Unsec. Disc. Notes(a)	0.26%	03/01/10	80,000	80,000,000

Unsec. Disc. Notes(a)	0.24%	03/08/10	100,000	99,995,333

Unsec. Disc. Notes(a)	0.26%	03/15/10	125,000	124,987,361

Unsec. Disc. Notes(a)	0.26%	03/22/10	100,000	99,984,833

Unsec. Disc. Notes(a)	0.29%	04/15/10	100,000	99,963,750

Unsec. Disc. Notes(a)	0.21%	04/19/10	75,000	74,978,562

Unsec. Disc. Notes(a)	0.22%	04/20/10	75,000	74,977,083

Unsec. Disc. Notes(a)	0.17%	04/26/10	100,000	99,973,556

Unsec. Disc. Notes(a)	0.18%	05/11/10	75,000	74,973,375

Unsec. Disc. Notes(a)	0.43%	05/17/10	95,000	94,911,610

Unsec. Disc. Notes(a)	0.21%	05/18/10	110,000	109,949,950

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Unsec. Disc. Notes(a)	0.19%	05/24/10	$70,000	$69,968,967

Unsec. Disc. Notes(a)	0.22%	05/25/10	100,000	99,948,056

Unsec. Disc. Notes(a)	0.25%	06/21/10	115,000	114,910,556

Unsec. Disc. Notes(a)	0.18%	07/08/10	100,000	99,937,292

Unsec. Disc. Notes(a)	0.19%	07/13/10	30,000	29,978,783

Unsec. Disc. Notes(a)	0.25%	09/14/10	97,545	97,411,553

Unsec. Floating Rate Global Notes(b)	0.15%	07/12/10	100,000	100,000,000

Unsec. Floating Rate Global Notes(b)	0.16%	05/04/11	60,000	59,985,885

Unsec. Floating Rate MTN(b)	0.33%	03/09/11	30,000	30,040,554

Unsec. Floating Rate MTN(b)	0.18%	08/05/11	60,000	60,002,938

Unsec. Global MTN	3.25%	07/16/10	33,775	34,165,365

				1,931,563,726

Federal National Mortgage Association (FNMA)–12.65%
Unsec. Disc. Notes(a)	0.13%	03/05/10	100,000	99,998,556

Unsec. Disc. Notes(a)	0.16%	04/06/10	100,000	99,984,000

Unsec. Disc. Notes(a)	0.18%	05/05/10	115,000	114,962,625

Unsec. Disc. Notes(a)	0.16%	05/12/10	118,052	118,014,223

Unsec. Disc. Notes(a)	0.19%	05/25/10	80,000	79,964,111

Unsec. Disc. Notes(a)	0.25%	07/19/10	50,000	49,951,389

Unsec. Disc. Notes(a)	0.21%	08/09/10	100,000	99,906,083

Unsec. Disc. Notes(a)	0.25%	08/16/10	50,000	49,941,667

Unsec. Disc. Notes(a)	0.27%	08/16/10	75,000	74,905,500

Unsec. Disc. Notes(a)	0.26%	08/25/10	50,000	49,936,083

Unsec. Disc. Notes(a)	0.31%	10/01/10	40,000	39,926,289

Unsec. Disc. Notes(a)	0.30%	11/15/10	75,000	74,838,125

Unsec. Disc. Notes(a)	0.42%	12/01/10	47,630	47,476,823

Unsec. Disc. Notes(a)	0.43%	12/01/10	70,000	69,770,069

Unsec. Disc. Notes(a)	0.35%	01/03/11	75,000	74,775,417

Unsec. Disc. Notes(a)	0.36%	01/18/11	75,000	74,757,750

Unsec. Floating Rate Global Notes(b)	0.14%	07/13/10	60,000	59,992,401

Unsec. Global Notes	2.50%	04/09/10	75,000	75,184,258

Unsec. Global Notes	3.00%	07/12/10	30,000	30,301,506

				1,384,586,875

Total U.S. Government Sponsored Agency Securities (Cost $5,302,350,174)				5,302,350,174

U.S. Treasury Securities–4.97%(a)
U.S. Treasury Bills	0.21%	04/01/10	200,000	199,963,833

U.S. Treasury Bills	0.45%	06/03/10	70,000	69,917,750

U.S. Treasury Bills	0.52%	06/03/10	50,000	49,932,111

U.S. Treasury Bills	0.26%	06/17/10	100,000	99,923,500

U.S. Treasury Bills	0.32%	11/18/10	75,000	74,828,063

U.S. Treasury Bills	0.32%	01/13/11	50,000	49,857,563

Total U.S. Treasury Securities (Cost $544,422,820)				544,422,820

TOTAL INVESTMENTS (excluding Repurchase Agreements)–53.40% (Cost $5,846,772,994)				5,846,772,994

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–46.80%(c)
Banc of America Securities LLC, Joint agreement dated 02/26/10, aggregate maturing value $500,004,583 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,009; 0%-6.63%, 11/26/10-11/15/30)	0.11%	03/01/10	$430,003,942	$430,000,000

Barclays Capital Inc., Term joint agreement dated 02/22/10, aggregate maturing value $500,046,667 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,504; 0%, 01/15/11-04/15/30)	0.12%	03/22/10	450,042,000	450,000,000

BNP Paribas Securities Corp., Joint agreement dated 02/26/10, aggregate maturing value $1,430,011,917 (collateralized by U.S. Treasury obligations valued at $1,458,600,048; 0.75%-2.75%, 12/31/10-02/29/16)	0.10%	03/01/10	269,575,867	269,573,620

BNP Paribas Securities Corp., Term joint agreement dated 01/15/10, aggregate maturing value $500,137,500 (collateralized by U.S. Government sponsored agency obligations valued at $510,045,075; 0%-7.13%, 03/22/10-02/09/40)	0.11%	04/15/10	450,123,750	450,000,000

BNP Paribas Securities Corp., Term joint agreement dated 01/22/10, aggregate maturing value $500,088,472 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,050; 0%-10.70%, 03/01/10-01/15/48)	0.13%	03/12/10	450,079,625	450,000,000

Credit Suisse Securities (USA) LLC, Agreement dated 02/26/10, maturing value $250,002,292 (collateralized by U.S. Treasury obligations valued at $255,000,121; 1.00%-5.75%, 05/15/10-02/15/36)	0.11%	03/01/10	250,002,292	250,000,000

Credit Suisse Securities (USA) LLC, Term joint agreement dated 01/14/10, aggregate maturing value $500,137,500 (collateralized by U.S. Government sponsored agency and U.S. Treasury obligations valued at $510,000,934; 4.50%, 03/01/10-02/15/36)	0.11%	04/14/10	450,123,750	450,000,000

Deutsche Bank Securities Inc., Joint agreement dated 02/26/10, aggregate maturing value $250,002,292 (collateralized by U.S. Government sponsored agency obligations valued at $255,002,832; 0%-1.84%, 08/23/10-02/01/13)	0.11%	03/01/10	180,001,650	180,000,000

Deutsche Bank Securities Inc., Term agreement dated 02/11/10, maturing value $250,025,833 (collateralized by a U.S. Government sponsored agency obligation valued at $255,000,619; 0%, 08/11/11)	0.12%	03/15/10	250,025,833	250,000,000

Goldman, Sachs & Co., Joint agreement dated 02/26/10, aggregate maturing value $500,004,583 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,213; 0%-3.00%, 08/13/10-06/09/14)	0.11%	03/01/10	244,972,080	244,969,835

HSBC Securities (USA) Inc., Joint agreement dated 02/26/10, aggregate maturing value $250,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $255,003,635; 0%-10.70%, 03/26/10-04/15/30)	0.12%	03/01/10	150,001,500	150,000,000

RBC Capital Markets Corp., Joint agreement dated 02/26/10, aggregate maturing value $250,002,292 (collateralized by U.S. Government sponsored agency obligations valued at $255,001,178; 0%-8.95%, 03/04/10-04/15/42)	0.11%	03/01/10	50,000,458	50,000,000

Societe Generale, Agreement dated 02/26/10, maturing value $750,007,500 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,222; 0%-6.00%, 03/02/10-04/18/36)	0.12%	03/01/10	750,007,500	750,000,000

Wells Fargo Securities, LLC, Agreement dated 02/26/10, maturing value $750,007,500 (collateralized by U.S. Government sponsored agency and U.S. Treasury obligations valued at $765,000,003; 0%-6.63%, 03/01/10-04/15/32)	0.12%	03/01/10	750,007,500	750,000,000

Total Repurchase Agreements (Cost $5,124,543,455)				5,124,543,455

TOTAL INVESTMENTS(d)–100.20% (Cost $10,971,316,449)				10,971,316,449

OTHER ASSETS LESS LIABILITIES–(0.20)%				(22,309,014)

NET ASSETS–100.00%				$10,949,007,435

Investment Abbreviations:

Disc.	– Discounted
MTN	– Medium-Term Notes
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.
(c)	Principal amount equals value at period end. See Note 1K.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Short-Term Investments Trust

Schedule of Investments

February 28, 2010
(Unaudited)

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–93.54%
Federal Farm Credit Bank (FFCB)–10.89%
Disc. Notes(a)	0.10%	03/19/10	$6,146	$6,145,693

Disc. Notes(a)	0.50%	03/30/10	5,000	4,997,986

Floating Rate Bonds(b)	0.22%	04/27/10	10,000	10,001,430

Floating Rate Bonds(b)	0.21%	08/04/10	5,000	4,994,408

Floating Rate Bonds(b)	0.12%	08/17/10	10,000	9,999,765

Floating Rate Bonds(b)	0.17%	04/14/11	5,000	4,998,862

Unsec. Floating Rate Bonds(b)	0.15%	07/13/10	10,000	10,000,000

				51,138,144

Federal Home Loan Bank (FHLB)–82.65%
Unsec. Bonds	0.92%	04/09/10	5,000	5,002,190

Unsec. Bonds	0.80%	05/17/10	7,000	7,007,960

Unsec. Bonds	0.55%	06/04/10	3,000	3,002,396

Unsec. Bonds	0.55%	06/10/10	5,000	4,998,367

Unsec. Bonds	5.25%	06/11/10	3,280	3,325,587

Unsec. Disc. Notes(a)	0.06%	03/01/10	80,000	80,000,000

Unsec. Disc. Notes(a)	0.10%	03/03/10	7,000	6,999,961

Unsec. Disc. Notes(a)	0.10%	03/10/10	25,000	24,999,375

Unsec. Disc. Notes(a)	0.11%	03/12/10	20,000	19,999,328

Unsec. Disc. Notes(a)	0.07%	03/19/10	15,250	15,249,466

Unsec. Disc. Notes(a)	0.08%	03/24/10	35,000	34,998,211

Unsec. Disc. Notes(a)	0.09%	04/01/10	15,650	15,648,787

Unsec. Disc. Notes(a)	0.12%	04/05/10	15,000	14,998,250

Unsec. Disc. Notes(a)	0.09%	04/07/10	12,500	12,498,844

Unsec. Disc. Notes(a)	0.11%	04/14/10	17,000	16,997,714

Unsec. Disc. Notes(a)	0.17%	04/26/10	8,966	8,963,559

Unsec. Disc. Notes(a)	0.11%	04/28/10	9,000	8,998,405

Unsec. Disc. Notes(a)	0.20%	06/01/10	4,800	4,797,485

Unsec. Disc. Notes(a)	0.20%	06/15/10	3,500	3,497,939

Unsec. Disc. Notes(a)	0.19%	07/07/10	17,250	17,238,347

Unsec. Floating Rate Bonds(b)	0.26%	05/28/10	27,500	27,509,597

Unsec. Floating Rate Bonds(b)	0.04%	10/22/10	10,000	9,993,058

Unsec. Floating Rate Bonds(b)	0.62%	11/08/10	10,000	10,033,940

Unsec. Floating Rate Bonds(b)	0.12%	05/16/11	10,000	9,998,769

Unsec. Floating Rate Bonds(b)	0.25%	05/25/11	5,000	5,000,000

Unsec. Floating Rate Bonds(b)	0.15%	05/26/11	1,500	1,499,437

Unsec. Floating Rate Global Bonds(b)	0.10%	07/09/10	5,040	5,039,132

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Floating Rate Bonds(b)	0.24%	07/09/10	$5,000	$5,002,172

Unsec. Global Bonds	3.38%	10/20/10	4,790	4,881,822

				388,180,098

Total U.S. Government Sponsored Agency Securities (Cost $439,318,242)				439,318,242

U.S. Treasury Securities–8.35%(a)
U.S. Treasury Bills	0.21%	03/18/10	14,260	14,258,586

U.S. Treasury Bills	0.16%	05/06/10	10,000	9,997,067

U.S. Treasury Bills	0.45%	06/03/10	5,000	4,994,125

U.S. Treasury Bills	0.26%	06/17/10	5,000	4,996,175

U.S. Treasury Bills	0.36%	02/10/11	5,000	4,982,916

Total U.S. Treasury Securities (Cost $39,228,869)				39,228,869

TOTAL INVESTMENTS(c)–101.89% (Cost $478,547,111)				478,547,111

OTHER ASSETS LESS LIABILITIES–(1.89)%				(8,877,368)

NET ASSETS–100.00%				$469,669,743

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Short-Term Investments Trust

Schedule of Investments

February 28, 2010
(Unaudited)

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–96.71%
Arizona–1.95%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(a)(b)(c)	0.28%	08/01/15	$7,485	$7,485,000

Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	12/01/37	14,000	14,000,000

				21,485,000

Colorado–5.85%
Adams (County of) (Hunters Cove); Series 1985 A, VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(a)(b)	0.21%	01/15/14	6,350	6,350,000

Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	07/01/34	2,565	2,565,000

Colorado (State of) Educational Loan Program; Series 2010 A, TRAN	1.50%	08/12/10	9,000	9,049,411

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2004 B, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	11/15/34	8,500	8,500,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.25%	11/01/28	3,710	3,710,000

Colorado (State of); Series 2009 A, General Fund TRAN	2.00%	06/25/10	5,000	5,024,650

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	07/01/21	4,880	4,880,000

El Paso (County of) (Briarglen Apartments); Series 1994, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(a)	0.22%	12/01/24	1,000	1,000,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	12/01/38	2,135	2,135,000

Mesa (County of) (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	12/01/26	6,750	6,750,000

Pitkin (County of) (Centennial-Aspen II LP); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(d)	0.25%	12/01/24	5,235	5,235,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(d)	0.25%	12/01/23	2,440	2,440,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(d)(e)	0.20%	12/01/30	6,900	6,900,000

				64,539,061

Florida–3.08%
Florida (State of) Development Finance Corp. (The Wellness Community-Southwest Florida, Inc.); Series 2009, VRD IDR (LOC–Harris N.A.)(a)(d)	0.20%	08/01/34	5,500	5,500,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–Federal Home Loan Mortgage Corp.)(a)	0.22%	11/01/32	1,920	1,920,000

Hillsborough (County of) Industrial Development Authority (Tampa Metropolitan Area YMCA); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.22%	03/01/25	4,450	4,450,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.27%	06/01/22	9,735	9,735,000

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(b)(c)	0.20%	04/01/17	2,275	2,275,000

Manatee (County of) (St. Stephen’s Upper School); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.20%	11/01/25	1,500	1,500,000

Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	10/15/32	1,125	1,125,000

Miami-Dade (County of) Educational Facilities Authority (Carlos Albizu University); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.25%	12/01/25	1,800	1,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Miami-Dade (County of) Industrial Development Authority (Gulliver Schools); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.22%	09/01/29	$2,450	$2,450,000

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	04/01/20	3,225	3,225,000

				33,980,000

Georgia–1.46%
Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.19%	09/01/25	9,090	9,090,000

Fulton (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)(d)	0.28%	08/01/21	3,130	3,130,000

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	11/15/32	3,920	3,920,000

				16,140,000

Illinois–23.43%
Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	06/01/36	7,870	7,870,000

Illinois (State of) Development Finance Authority (Aurora Central Catholic High School); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.25%	04/01/24	4,370	4,370,000

Illinois (State of) Development Finance Authority (Fenwick High School); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	03/01/32	11,800	11,800,000

Illinois (State of) Development Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America N.A. & JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.21%	08/01/30	4,700	4,700,000

Illinois (State of) Development Finance Authority (Little City Foundation); Series 1994, VRD Special Facility RB (LOC–Bank of America, N.A.)(a)(d)	0.30%	02/01/19	3,395	3,395,000

Illinois (State of) Development Finance Authority (Museum of Contemporary Art); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A. & Northern Trust Co.)(a)(d)	0.21%	02/01/29	27,200	27,200,000

Illinois (State of) Development Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	06/01/37	7,975	7,975,000

Illinois (State of) Development Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.21%	06/01/17	3,245	3,245,000

Illinois (State of) Development Finance Authority (Rosecrance Inc.); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	10/01/24	3,770	3,770,000

Illinois (State of) Development Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.25%	06/01/32	1,500	1,500,000

Illinois (State of) Development Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–Harris N.A.)(a)(d)	0.20%	10/01/33	5,600	5,600,000

Illinois (State of) Development Finance Authority (West Central Illinois Educational Telecommunications Corp.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.30%	09/01/32	3,320	3,320,000

Illinois (State of) Development Finance Authority (Westside Health Authority); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	12/01/29	2,550	2,550,000

Illinois (State of) Development Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC–Harris N.A.)(a)(d)	0.21%	06/01/29	8,400	8,400,000

Illinois (State of) Educational Facilities Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.21%	03/01/28	1,300	1,300,000

Illinois (State of) Educational Facilities Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.21%	01/01/26	8,100	8,100,000

Illinois (State of) Finance Authority (Advocate Health Care Network);
Series 2008 A-1, VRD RB(a)	0.37%	11/01/30	3,000	3,000,000

Series 2008 A-2, VRD RB(a)	0.35%	11/01/30	3,300	3,300,000

Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 B-2, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.21%	09/01/38	1,800	1,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	03/01/36	$3,735	$3,735,000

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–Harris N.A.)(a)(d)	0.20%	02/01/42	12,500	12,500,000

Illinois (State of) Finance Authority (Jewish Charities Revenue Anticipation Notes Program); Series 2009 A, VRD RB (LOC– Harris N.A.)(a)(b)(d)	0.20%	06/30/10	7,185	7,185,000

Illinois (State of) Finance Authority (Joan W. & Irving B. Harris Theater for Music and Dance); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.30%	03/01/40	3,250	3,250,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 B, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	08/01/35	7,490	7,490,000

Illinois (State of) Finance Authority (Northwestern University); Series 2008 B, VRD RB(a)	0.32%	12/01/46	6,700	6,700,000

Illinois (State of) Finance Authority (Provena Health);
Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	08/15/44	20,000	20,000,000

Series 2009 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	08/15/44	12,500	12,500,000

Illinois (State of) Finance Authority (St. Xavier University); Series 2006, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.30%	10/01/40	4,000	4,000,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–Harris N.A.)(a)(d)	0.21%	06/01/34	9,500	9,500,000

Illinois (State of) Health Facilities Authority (Memorial Medical Center); Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.24%	01/01/16	9,430	9,430,000

Illinois (State of) Health Facilities Authority (Peace Memorial Ministries); Series 2003 B, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.23%	08/15/33	8,965	8,965,000

Illinois (State of) Health Facilities Authority (Revolving Fund Pooled Financing Program);
Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	08/01/15	18,050	18,050,000

Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	08/01/15	6,450	6,450,000

Naperville (City of) (DuPage Children’s Museum); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	06/01/30	6,200	6,200,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	01/15/22	9,500	9,500,000

				258,650,000

Indiana–4.40%
Dearborn (County of) (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	04/01/36	7,450	7,450,000

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development and Improvement RB (LOC–PNC Bank, N.A.)(a)(d)	0.28%	08/01/37	1,950	1,950,000

Indiana (State of) Development Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	02/01/24	8,700	8,700,000

Indiana (State of) Development Finance Authority (Indiana Historical Society, Inc.); Series 1996, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.21%	08/01/31	2,700	2,700,000

Indiana (State of) Development Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	02/01/39	6,400	6,400,000

Indiana (State of) Educational Facilities Authority (Marian College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	04/01/24	3,470	3,470,000

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.24%	12/01/23	3,850	3,850,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	07/01/27	8,000	8,000,000

Indianapolis Local Public Improvement Bond Bank; Series 2010 B, RN	0.37%	08/06/10	6,000	6,000,000

				48,520,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Iowa–0.27%
Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC–U.S. Bank, N.A.)(a)(d)	0.25%	10/01/32	$935	$935,000

West Des Moines (City of); Series 2009 B, Unlimited Tax GO	2.50%	06/01/10	2,000	2,010,338

				2,945,338

Kansas–0.66%
Olathe (City of) (YMCA of Greater Kansas City); Series 2002 B, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.25%	11/01/18	2,235	2,235,000

Olathe (City of); Series 2009 B, Unlimited Tax GO Temporary Notes	1.50%	06/01/10	5,000	5,014,110

				7,249,110

Kentucky–0.25%
Breckinridge (County of) (Kentucky Association of Counties Leasing Trust);
Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(d)	0.19%	12/01/29	1,495	1,495,000

Series 2001 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(d)	0.19%	02/01/31	1,250	1,250,000

				2,745,000

Maryland–2.96%
Baltimore (County of) (Blue Circle Inc.); Series 1992, Ref. VRD Economic Development RB (LOC–BNP Paribas)(a)(d)(e)	0.21%	12/01/17	7,900	7,900,000

Baltimore (County of) (Metropolitan District); Series 2008, Commercial Paper BAN	0.21%	04/06/10	19,400	19,400,000

Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.19%	07/01/33	5,395	5,395,000

				32,695,000

Massachusetts–2.23%
Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.20%	09/01/38	4,900	4,900,000

Massachusetts (State of) Development Finance Agency (MassDevelopment CP Program 5); Series 2007, Commercial Paper RN (LOC–TD Bank, N.A.)(d)	0.28%	04/01/10	13,423	13,423,000

Massachusetts (State of) Health & Educational Facilities Authority (Community Health Center Capital Fund); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.20%	03/01/15	1,315	1,315,000

Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.19%	07/01/38	5,000	5,000,000

				24,638,000

Michigan–2.67%
Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–Federal National Mortgage Association)(a)	0.22%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	09/01/25	1,510	1,510,000

Saline (City of) Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	11/01/25	9,600	9,600,000

Southfield (City of) Economic Development Corp. (Lawrence Technological University);
Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	02/01/35	5,315	5,315,000

Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	10/01/31	5,405	5,405,000

Walled Lake (City of) Consolidated School District; Series 2000, School Building & Site Unlimited Tax GO(f)(g)	5.13%	05/01/10	6,000	6,047,298

				29,492,298

Minnesota–1.69%
Coon Rapids (City of) (The Health Central System Project); Series 1985, VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.30%	08/01/15	2,900	2,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota–(continued)

Dakota (County of) Community Development Agency (Catholic Finance Corp.-Faithful Shepherd School); Series 2002, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	01/01/12	$1,200	$1,200,000

Minnesota (State of) Independent School District No. 14 (Fridley); Series 2009 B, Aid Anticipation Ctfs. Of Indebtedness Unlimited Tax GO	1.25%	09/30/10	4,000	4,014,606

Minnesota (State of) Independent School District No. 316 (The Greenway Schools); Series 2009 A, Aid Anticipation Ctfs. Of Indebtedness Unlimited Tax GO	1.50%	09/10/10	3,000	3,014,182

Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program);
Series 2009, COP	2.00%	09/10/10	1,500	1,511,664

Series 2009 B, COP	2.00%	09/10/10	6,000	6,053,729

				18,694,181

Mississippi–2.68%
Jackson (County of); Series 1994, Ref. VRD Water System Unlimited Tax GO (CEP–Chevron Corp.)(a)	0.25%	11/01/24	8,440	8,440,000

Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (CEP–Federal Home Loan Bank of Dallas)(a)	0.19%	05/01/35	5,500	5,500,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(a)(d)	0.17%	12/01/31	14,000	14,000,000

Mississippi (State of) Development Bank (Harrison (County of)); Series 2008 A-1, Ref. VRD Special GO (LOC–Bank of America, N.A.)(a)(d)	0.50%	10/01/17	1,610	1,610,000

				29,550,000

Missouri–3.12%
Missouri (State of) Health & Educational Facilities Authority (Academie Lafayette); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	02/01/28	1,340	1,340,000

Missouri (State of) Health & Educational Facilities Authority (Ascension Health Senior Credit Group); Series 2008 C-5, VRD RB(a)	0.39%	11/15/26	2,000	2,000,000

Missouri (State of) Health & Educational Facilities Authority (St. John Vianney High School); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.30%	04/01/30	2,100	2,100,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.25%	12/01/27	14,500	14,500,000

St. Charles (County of) Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	04/15/27	5,600	5,600,000

St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.24%	12/01/15	3,950	3,950,000

St. Louis (County of) Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	04/15/27	4,970	4,970,000

				34,460,000

New Hampshire–2.55%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.28%	06/01/28	2,500	2,500,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.21%	01/01/18	17,515	17,515,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.20%	09/01/37	4,180	4,180,000

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.20%	07/01/38	3,985	3,985,000

				28,180,000

New Mexico–0.91%
Bernalillo (County of); Series 2009, TRAN	2.50%	06/30/10	10,000	10,066,633

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–0.59%
Suffolk (County of); Series 2009, Unlimited Tax GO TAN	2.00%	08/12/10	$6,500	$6,548,405

North Carolina–3.63%
North Carolina (State of) Capital Facilities Finance Agency (Gardner-Webb University); Series 2003, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	07/01/23	5,570	5,570,000

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.19%	09/01/27	5,180	5,180,000

North Carolina (State of) Capital Facilities Finance Agency (The YMCA of Greater Charlotte); Series 2007 B, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.19%	04/01/29	6,400	6,400,000

North Carolina (State of) Educational Facilities Finance Agency (Cardinal Gibbons High School); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	08/01/14	3,280	3,280,000

North Carolina (State of) Housing Finance Agency (The Masonic Home for Children at Oxford); Series 2002, VRD Housing Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.28%	08/01/23	3,805	3,805,000

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	02/01/28	3,600	3,600,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.18%	12/01/36	10,100	10,100,000

Rowan (County of) Industrial Facilities & Pollution Control Financing Authority (YMCA of Rowan County); Series 2002, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	03/01/22	2,185	2,185,000

				40,120,000

Ohio–2.38%
Butler (County of) (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	06/01/35	9,485	9,485,000

Dublin (City of) City School District; Series 2009, School Construction Unlimited Tax GO BAN	1.00%	10/14/10	2,000	2,004,939

Lake (County of) (Lake Hospital System, Inc.); Series 2002, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.36%	12/01/32	9,830	9,830,000

Vandalia (City of) -Butler (Township of) City School District;
Series 2009 A, School Improvement Unlimited Tax GO BAN	1.50%	03/01/10	2,000	2,000,000

Series 2009 B, School Improvement Unlimited Tax GO BAN	1.50%	03/01/10	3,000	3,000,000

				26,319,939

Pennsylvania–6.88%
Allegheny (County of) Hospital Development Authority (UPMC Senior Communities, Inc.); Series 2003, VRD RB (CEP–Federal National Mortgage Association)(a)	0.19%	07/15/28	2,825	2,825,000

Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	09/01/18	3,065	3,065,000

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.20%	10/15/25	8,990	8,990,000

Lebanon (County of) Health Facilities Authority (United Church of Christ Homes, Inc.); Series 1997, VRD Health Center RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	12/01/22	2,030	2,030,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(d)(e)	0.20%	07/01/38	47,270	47,270,000

Pennsylvania (Commonwealth of); Series 2009-2010, Unlimited Tax GO TAN	1.50%	06/30/10	6,500	6,525,913

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Rosemont College); Series 2004 O, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.20%	11/01/34	5,300	5,300,000

				76,005,913

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Rhode Island–1.24%
East Greenwich (Town of); Series 2010, Unlimited Tax GO BAN	1.50%	02/16/11	$3,700	$3,740,507

Rhode Island (State of) & Providence Plantations; Series 2009, Unlimited Tax GO TAN	2.50%	06/30/10	7,425	7,473,589

Rhode Island (State of) Health & Educational Building Corp. (Ocean State Assisted Living); Series 2001, VRD Health Facilities RB (LOC–Banco Santander S.A.)(a)(d)(e)	0.27%	07/01/31	2,500	2,500,000

				13,714,096

South Carolina–1.24%
Charleston (County of); Series 2009 B, Ref. Unlimited Tax GO	2.00%	08/01/10	1,200	1,206,501

Educational Facilities Authority for Private Non-profit Institutions of Higher Learning (Columbia College); Series 2001, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.25%	12/01/22	7,500	7,500,000

Spartanburg (County of) School District No. 2; Series 2009, Unlimited Tax GO	3.00%	04/01/10	5,000	5,010,789

				13,717,290

Tennessee–1.29%
Chattanooga (City of) Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	05/15/33	3,175	3,175,000

Jackson (City of) Health, Educational & Housing Facility Board (Post House Jackson Apartments);
Series 2001, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	05/15/31	1,375	1,375,000

Series 2002, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	10/15/32	3,970	3,970,000

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Alive Hospice, Inc.); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.50%	08/01/19	1,000	1,000,000

Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(a)	0.20%	03/01/33	4,750	4,750,000

				14,270,000

Texas–8.14%
Austin (City of) Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.20%	10/15/32	3,350	3,350,000

Gulf Coast Industrial Development Authority (Petrounited Terminals, Inc.); Series 1989, Ref. VRD RB (LOC–BNP Paribas)(a)(b)(d)(e)	0.21%	11/01/19	4,850	4,850,000

Harris (County of) Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC–Northern Trust Co.)(a)(d)	0.22%	11/15/47	5,000	5,000,000

Hockley (County of) Industrial Development Corp. (Amoco Corp.);
Series 1983, VRD PCR(a)(e)	0.50%	03/01/14	29,000	29,000,000

Series 1985, VRD PCR(a)(e)	0.45%	11/01/19	8,500	8,500,000

Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, VRD Housing RB (LOC–Bank of New York Mellon)(a)(d)	1.24%	03/01/33	5,820	5,820,000

Houston (City of); Series 2009 H-2, GO Commercial Paper Notes	0.25%	05/19/10	5,000	5,000,000

Lower Neches Valley Authority (Chevron U.S.A. Inc.); Series 1987, VRD PCR(a)	0.29%	02/15/17	4,700	4,700,000

Metropolitan Higher Education Authority, Inc. (University of Dallas); Series 1999, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.25%	05/01/19	9,100	9,100,000

San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	04/01/26	4,805	4,805,000

Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.22%	02/15/27	7,760	7,760,000

Travis (County of); Series 2008, Limited Tax GO Ctfs.	3.25%	03/01/10	2,000	2,000,000

				89,885,000

Utah–0.28%
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(a)	0.20%	04/01/42	3,125	3,125,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virginia–2.20%
Albemarle (County of) Economic Development Authority (Martha Jefferson Hospital); Series 2008 A, VRD Hospital RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.18%	10/01/48	$4,000	$4,000,000

Charlottesville (City of) Industrial Development Authority (University of Virginia Foundation); Series 2006 B, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.18%	12/01/37	2,930	2,930,000

Fairfax (County of) Industrial Development Authority (Inova Health System Foundation); Series 2009 A, Health Care RB	3.00%	05/15/10	3,000	3,014,419

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.28%	12/01/34	1,570	1,570,000

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, L.L.C.); Series 1999, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(a)	0.24%	12/01/19	1,290	1,290,000

Virginia (State of) Public School Authority; Series 2009 IX, School Educational Technology RN	1.50%	04/15/10	11,460	11,474,750

				24,279,169

Washington–1.95%
Bellingham (Port of) Industrial Development Corp. (BP West Coast Products LLC); Series 2009, Environmental Facilities Industrial RB(e)	0.23%	03/03/10	2,250	2,250,000

Lake Tapps Parkway Properties; Series 1999 B, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	12/01/19	4,700	4,700,000

Seattle (City of) Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(a)(d)	0.25%	05/01/19	2,480	2,480,000

Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(a)	0.20%	11/01/25	6,450	6,450,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2006, VRD RB (LOC–Citibank, N.A.)(a)(b)(d)	0.23%	11/15/26	1,455	1,455,000

Washington (State of) Higher Education Facilities Authority (Cornish College of the Arts); Series 2003 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.27%	12/01/33	1,000	1,000,000

Washington (State of) Housing Finance Commission (Gonzaga Preparatory School, Inc.); Series 2003, VRD Non-profit RB (LOC–Bank of America, N.A.)(a)(d)	0.25%	09/01/33	2,150	2,150,000

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC–U.S. Bank, N.A.)(a)(d)	0.25%	07/01/22	1,000	1,000,000

				21,485,000

West Virginia–0.63%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.18%	01/01/34	7,000	7,000,000

Wisconsin–4.42%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (CEP–Federal Home Loan Bank of Chicago)(a)	0.21%	10/01/42	5,460	5,460,000

Milwaukee (City of) Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	09/01/40	6,375	6,375,000

Milwaukee (City of); Series 2005 V-8, VRD Corporate Purpose Unlimited Tax GO(a)	0.22%	02/01/25	20,200	20,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Concordia University of Wisconsin, Inc.); Series 2009, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	05/01/39	4,000	4,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	12/01/36	7,000	7,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Lawrence University of Wisconsin); Series 2009, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	02/01/39	4,055	4,055,000

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	08/15/34	1,725	1,725,000

				48,815,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wyoming–1.68%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.22%	11/01/24	$5,460	$5,460,000

Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.22%	11/01/24	13,060	13,060,000

				18,520,000

TOTAL INVESTMENTS(h)(i)–96.71% (Cost $1,067,834,433)				1,067,834,433

OTHER ASSETS LESS LIABILITIES–3.29%				36,378,098

NET ASSETS–100.00%				$1,104,212,531

Investment Abbreviations:

BAN	– Bond Anticipation Note
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GO	– General Obligation Bonds
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sr.	– Senior
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2010 was $48,325,000, which represented 4.38% of the Fund’s Net Assets.
(c)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 7.88%; other countries less than 5% each: 2.01%.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JPMorgan Chase Bank, N.A.	24.1%

Wells Fargo Bank, N.A.	9.4

Bank of America, N.A	7.2

U.S. Bank, N.A.	7.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Short-Term Investments Trust

Statement of Assets and Liabilities

February 28, 2010
(Unaudited)

				Government	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	& Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value and cost	$23,248,626,001	$2,836,164,022	$7,255,659,758	$5,846,772,994	$478,547,111	$1,067,834,433

Repurchase agreements, at value and cost	1,064,122,355	785,030,165	8,781,490,067	5,124,543,455	—	—

Total investments, at value and cost	24,312,748,356	3,621,194,187	16,037,149,825	10,971,316,449	478,547,111	1,067,834,433

Cash	—	—	—	—	932,476	1,463,410

Receivables for:
Investments sold	90,599,562	385,000	—	—	—	34,305,059

Interest	17,050,061	120,161	540,803	3,721,227	197,983	1,132,684

Fund expenses absorbed	617,433	226,635	1,363,104	474,391	88,089	141,772

Investment for trustee deferred compensation and retirement plans	442,281	217,066	201,017	78,667	41,706	78,748

Other assets	137,667	188,029	244,612	341,664	60,901	63,350

Total assets	24,421,595,360	3,622,331,078	16,039,499,361	10,975,932,398	479,868,266	1,105,019,456

Liabilities:
Payables for:
Investments purchased	7,740,038	29,995,092	—	25,093,919	10,037,568	185,002

Amount due custodian	30,614	—	—	—	—	—

Dividends	2,062,747	154,637	255,066	441,162	7,710	20,112

Accrued fees to affiliates	1,175,633	383,839	1,509,898	785,190	38,024	119,823

Accrued operating expenses	347,326	84,578	187,217	95,526	29,133	96,309

Trustee deferred compensation and retirement plans	2,709,703	1,040,187	1,205,569	509,166	86,088	385,679

Total liabilities	14,066,061	31,658,333	3,157,750	26,924,963	10,198,523	806,925

Net assets applicable to shares outstanding	$24,407,529,299	$3,590,672,745	$16,036,341,611	$10,949,007,435	$469,669,743	$1,104,212,531

Net assets consist of:
Shares of beneficial interest	$24,405,077,751	$3,589,585,055	$16,034,837,520	$10,948,484,755	$469,613,679	$1,104,234,016

Undistributed net investment income	2,304,761	779,246	796,235	273,782	39,230	—

Undistributed net realized gain (loss)	146,787	308,444	707,856	248,898	16,834	(21,485)

	$24,407,529,299	$3,590,672,745	$16,036,341,611	$10,949,007,435	$469,669,743	$1,104,212,531

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 28, 2010
(Unaudited)

				Government	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	& Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net Assets:
Institutional Class	$16,332,712,293	$1,955,806,664	$4,345,423,077	$6,712,734,543	$352,427,109	$635,713,731

Private Investment Class	$716,462,238	$330,519,269	$854,829,854	$815,428,001	$31,467,907	$140,946,713

Personal Investment Class	$110,877,065	$138,647,141	$198,165,641	$17,792,482	$8,922,428	$5,682,676

Cash Management Class	$2,756,825,982	$789,522,893	$7,522,511,168	$1,729,093,937	$15,292,583	$211,312,453

Reserve Class	$143,996,431	$9,298,674	$67,997,416	$113,033,355	$2,670,183	$16,232,715

Resource Class	$411,363,826	$222,434,167	$349,262,625	$398,956,700	$58,889,473	$93,510,614

Corporate Class	$3,935,291,464	$144,443,937	$2,698,151,830	$1,161,968,417	$60	$813,629

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	16,330,796,152	1,956,222,968	4,344,972,765	6,712,463,796	352,364,457	635,670,857

Private Investment Class	716,404,354	330,589,564	854,718,903	815,372,345	31,487,699	140,925,605

Personal Investment Class	110,864,461	138,586,955	198,078,232	17,788,599	8,922,898	5,678,710

Cash Management Class	2,756,494,926	789,485,054	7,521,789,549	1,729,010,331	15,287,023	211,327,074

Reserve Class	143,993,510	9,299,899	67,971,327	113,033,197	2,668,326	16,229,364

Resource Class	411,324,334	222,405,176	349,201,021	398,914,604	58,886,602	93,504,871

Corporate Class	3,935,199,512	144,425,423	2,698,095,279	1,161,937,115	60	814,042

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        Short-Term Investments Trust

Statement of Operations

For the six months ended February 28, 2010
(Unaudited)

				Government	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	& Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$46,046,832	$5,094,125	$15,136,027	$15,291,750	$463,507	$2,046,853

Expenses:
Advisory fees	20,102,571	2,793,653	13,144,220	6,066,201	455,946	1,367,508

Administrative services fees	654,956	308,777	515,789	434,890	91,851	172,760

Custodian fees	462,536	50,186	236,364	263,057	11,297	18,033

Distribution fees:
Private Investment Class	1,896,978	917,687	2,299,833	1,669,879	120,343	395,051

Personal Investment Class	447,510	589,681	744,766	68,326	41,823	23,255

Cash Management Class	1,609,091	389,385	4,538,521	880,384	11,381	126,541

Reserve Class	551,820	47,458	292,734	574,016	21,057	77,275

Resource Class	595,880	244,095	378,131	442,036	38,640	113,544

Corporate Class	701,607	20,068	340,614	179,394	41	3,053

Transfer agent fees	1,206,154	167,619	787,594	545,958	25,174	55,959

Trustees’ and officers’ fees and benefits	368,197	59,470	254,781	174,110	17,525	27,629

Other	1,000,921	333,563	546,267	548,678	89,836	233,518

Total expenses	29,598,221	5,921,642	24,079,614	11,846,929	924,914	2,614,126

Less: Fees waived and expenses reimbursed	(7,159,088)	(2,503,416)	(12,203,348)	(2,565,024)	(570,147)	(938,865)

Net expenses	22,439,133	3,418,226	11,876,266	9,281,905	354,767	1,675,261

Net investment income	23,607,699	1,675,899	3,259,761	6,009,845	108,740	371,592

Net realized gain from Investment securities*	22,903	3,273	207,313	2,705	23	21,430

Net increase in net assets resulting from operations	$23,630,602	$1,679,172	$3,467,074	$6,012,550	$108,763	$393,022

*	Includes net gains from securities sold to affiliates of $2,681 for Government & Agency Portfolio.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        Short-Term Investments Trust

Statement of Changes in Net Assets

For the six months ended February 28, 2010 and the year ended August 31, 2009
(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 28,	August 31,	February 28,	August 31,
	2010	2009	2010	2009

Operations:
Net investment income	$23,607,699	$281,995,009	$1,675,899	$55,408,156

Net realized gain	22,903	123,884	3,273	305,215

Net increase in net assets resulting from operations	23,630,602	282,118,893	1,679,172	55,713,371

Distributions to shareholders from net investment income:
Institutional Class	(17,328,336)	(206,290,882)	(1,281,528)	(32,817,124)

Private Investment Class	(139,582)	(7,319,950)	(66,151)	(4,020,690)

Personal Investment Class	(21,948)	(1,098,666)	(29,120)	(2,109,396)

Cash Management Class	(1,917,116)	(30,960,183)	(189,997)	(10,697,427)

Reserve Class	(16,225)	(352,311)	(1,685)	(138,538)

Resource Class	(134,064)	(9,864,204)	(44,163)	(2,445,214)

Corporate Class	(4,050,363)	(26,106,523)	(63,200)	(3,181,343)

Total distributions from net investment income	(23,607,634)	(281,992,719)	(1,675,844)	(55,409,732)

Share transactions–net:
Institutional Class	(3,931,659,151)	(4,303,175,563)	(617,915,929)	(2,731,206,538)

Private Investment Class	(32,282,509)	(126,828,864)	(99,460,268)	(270,897,781)

Personal Investment Class	(34,785,822)	26,894,700	(42,760,066)	(224,672,416)

Cash Management Class	(437,584,723)	195,654,142	(124,576,483)	(672,213,909)

Reserve Class	70,976,287	3,939,027	(41,931)	(56,419,428)

Resource Class	(388,979,572)	(409,146,795)	(1,097,665)	(259,113,502)

Corporate Class	(2,144,849,304)	3,588,882,875	10,562,131	(255,308,233)

Net increase (decrease) in net assets resulting from share transactions	(6,899,164,794)	(1,023,780,478)	(875,290,211)	(4,469,831,807)

Net increase (decrease) in net assets	(6,899,141,826)	(1,023,654,304)	(875,286,883)	(4,469,528,168)

Net assets:
Beginning of period	31,306,671,125	32,330,325,429	4,465,959,628	8,935,487,796

End of period*	$24,407,529,299	$31,306,671,125	$3,590,672,745	$4,465,959,628

* Includes accumulated undistributed net investment income	$2,304,761	$2,304,696	$779,246	$779,191

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2010 and the year ended August 31, 2009
(Unaudited)

	Treasury Portfolio		Government & Agency Portfolio
	February 28,	August 31,	February 28,	August 31,
	2010	2009	2010	2009

Operations:
Net investment income	$3,259,761	$71,053,313	$6,009,845	$65,040,671

Net realized gain	207,313	500,543	2,705	246,194

Net increase in net assets resulting from operations	3,467,074	71,553,856	6,012,550	65,286,865

Distributions to shareholders from net investment income:
Institutional Class	(962,054)	(25,701,725)	(4,760,096)	(42,622,243)

Private Investment Class	(166,479)	(2,471,906)	(107,160)	(2,672,508)

Personal Investment Class	(35,637)	(516,829)	(3,305)	(92,666)

Cash Management Class	(1,626,024)	(34,500,234)	(470,464)	(10,479,447)

Reserve Class	(8,660)	(41,384)	(21,146)	(301,499)

Resource Class	(66,696)	(1,598,019)	(79,402)	(3,340,436)

Corporate Class	(394,211)	(6,223,216)	(568,285)	(5,531,872)

Total distributions from net investment income	(3,259,761)	(71,053,313)	(6,009,858)	(65,040,671)

Share transactions–net:
Institutional Class	(536,918,958)	242,973,439	(3,102,112,029)	7,843,243,506

Private Investment Class	(1,413,099,257)	1,114,086,769	34,164,363	276,550,984

Personal Investment Class	(13,560,049)	(259,366,509)	40,490	(12,012,488)

Cash Management Class	(3,976,403,877)	3,941,697,008	(195,822,307)	896,833,637

Reserve Class	38,262,375	(6,658,701)	(26,365,422)	4,289,572

Resource Class	(16,150,843)	(263,804,891)	(87,565,428)	160,815,277

Corporate Class	658,620,725	1,179,991,860	(636,334,393)	1,771,085,386

Net increase (decrease) in net assets resulting from share transactions	(5,259,249,884)	5,948,918,975	(4,013,994,726)	10,940,805,874

Net increase (decrease) in net assets	(5,259,042,571)	5,949,419,518	(4,013,992,034)	10,941,052,068

Net assets:
Beginning of period	21,295,384,182	15,345,964,664	14,962,999,469	4,021,947,401

End of period*	$16,036,341,611	$21,295,384,182	$10,949,007,435	$14,962,999,469

* Includes accumulated undistributed net investment income	$796,235	$796,235	$273,782	$273,795

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2010 and the year ended August 31, 2009
(Unaudited)

	Government TaxAdvantage
	Portfolio		Tax-Free Cash Reserve Portfolio
	February 28,	August 31,	February 28,	August 31,
	2010	2009	2010	2009

Operations:
Net investment income	$108,740	$1,802,215	$371,592	$23,973,205

Net realized gain (loss)	23	16,810	21,430	(22,317)

Net increase in net assets resulting from operations	108,763	1,819,025	393,022	23,950,888

Distributions to shareholders from net investment income:
Institutional Class	(87,604)	(1,351,087)	(259,987)	(13,009,492)

Private Investment Class	(9,479)	(160,241)	(31,321)	(1,828,224)

Personal Investment Class	(2,057)	(35,690)	(1,192)	(62,865)

Cash Management Class	(4,165)	(114,529)	(53,697)	(6,286,393)

Reserve Class	(778)	(18,594)	(2,847)	(139,845)

Resource Class	(5,410)	(121,572)	(22,548)	(1,628,204)

Corporate Class	(28)	(181)	—	(1,018,182)

Total distributions from net investment income	(109,521)	(1,801,894)	(371,592)	(23,973,205)

Share transactions–net:
Institutional Class	(183,529,248)	308,963,899	(193,689,061)	(936,106,159)

Private Investment Class	(11,454,509)	2,380,209	(65,451,258)	(94,497,894)

Personal Investment Class	(3,194,542)	871,302	(1,731,798)	(32,729,453)

Cash Management Class	(10,438,087)	(3,370,792)	(149,116,529)	(535,463,971)

Reserve Class	(3,077,061)	(6,774,557)	1,401,697	(28,292,619)

Resource Class	41,115,975	(16,349,278)	(35,567,099)	(132,418,789)

Corporate Class	(14,500)	105	(45,731,381)	3,700,743

Net increase (decrease) in net assets resulting from share transactions	(170,591,972)	285,720,888	(489,885,429)	(1,755,808,142)

Net increase (decrease) in net assets	(170,592,730)	285,738,019	(489,863,999)	(1,755,830,459)

Net assets:
Beginning of period	640,262,473	354,524,454	1,594,076,530	3,349,906,989

End of period*	$469,669,743	$640,262,473	$1,104,212,531	$1,594,076,530

* Includes accumulated undistributed net investment income	$39,230	$40,011	$—	$—

Notes to Financial Statements

February 28, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio,

50        Short-Term Investments Trust

Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity for Tax-Free Cash Reserve Portfolio.
  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print, which is generally 45 days from the period-end date.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Treasury Guarantee Program — The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury’s (the “Treasury Department”) Temporary Guarantee Program for Money Market Funds (the “Program”) as extended. Under the Program, the Treasury

51        Short-Term Investments Trust

Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of liquidation is less than $0.995. On April 7, 2009, the Funds’ Board approved Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio to participate in the final extension of the Program through September 18, 2009. The Program expired on September 18, 2009.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
K.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million

Liquid Assets Portfolio	0.15%	0.15%	0.15%

STIC Prime Portfolio	0.15%	0.15%	0.15%

Treasury Portfolio	0.15%	0.15%	0.15%

Government & Agency Portfolio	0.10%	0.10%	0.10%

Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%

Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

  Under the terms of a master sub-advisory agreement approved by shareholders of the Funds between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.

52        Short-Term Investments Trust

  The Adviser has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%

STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%

Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Aim Distributors, Inc. (“IADI”).
  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver to exceed the number reflected above: (1) Rule 12b-1 plan fees, if any; (2) interest; (3) taxes; (4) extraordinary items or non-routine items, including payments to participate in the United States Treasury Temporary Guarantee Program; and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time.
  For the six months ended February 28, 2010, Invesco waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Liquid Assets Portfolio	$4,628,809

STIC Prime Portfolio	962,638

Treasury Portfolio	4,064,374

Government & Agency Portfolio	—

Government TaxAdvantage Portfolio	338,909

Tax-Free Cash Reserve Portfolio	307,620

  Further, Invesco and/or IADI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2010 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$514,947	$229,541	$—	$395,210	$118,899	$—

STIC Prime Portfolio	383,868	360,508	16,853	37,056	85,304	—

Treasury Portfolio	1,339,084	539,630	3,290,995	253,563	291,312	284,467

Government & Agency Portfolio	750,189	42,572	119,629	452,021	174,838	496

Government TaxAdvantage Portfolio	59,314	30,440	8,604	18,236	30,538	41

Tax-Free Cash Reserve Portfolio	164,933	15,743	57,226	64,055	66,732	766

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. (“IAIS”) pursuant to which each Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Under the terms of a master distribution agreement between IADI and the Trust, IADI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private	Personal	Cash
Investment	Investment	Management	Reserve	Resource	Corporate
Class	Class	Class	Class	Class	Class

0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

53        Short-Term Investments Trust

  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.
  IADI has contractually agreed, through at least June 30, 2010, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

  Pursuant to the agreement above, for the six months ended February 28, 2010, expenses incurred under the plans are shown on the Statement of Operations as distribution fees. Plan fees waived by IADI under the agreement are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$758,791	$119,336	$321,818	$71,737	N/A	N/A

STIC Prime Portfolio	367,075	157,248	77,877	6,170	48,819	N/A

Treasury Portfolio	919,933	198,604	907,704	38,056	75,626	N/A

Government & Agency Portfolio	667,952	18,221	176,077	74,622	88,407	N/A

Government TaxAdvantage Portfolio	60,171	11,152	2,276	2,738	7,728	N/A

Tax-Free Cash Reserve Portfolio	197,526	6,201	25,308	10,046	22,709	N/A

  Certain officers and trustees of the Trust are officers and directors of Invesco, IAIS and/or IADI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 28, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Short-term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$24,312,748,356	$—	$24,312,748,356

STIC Prime Portfolio	—	3,621,194,187	—	3,621,194,187

Treasury Portfolio	—	16,037,149,825	—	16,037,149,825

Government & Agency Portfolio	—	10,971,316,449	—	10,971,316,449

Government TaxAdvantage Portfolio	—	478,547,111	—	478,547,111

Tax-Free Cash Reserve Portfolio	—	1,067,834,433	—	1,067,834,433

54        Short-Term Investments Trust

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2010, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Liquid Assets Portfolio	$1,646,146,983	$1,830,326,013	$—

STIC Prime Portfolio	469,607,440	279,108,294	—

Government & Agency Portfolio	—	149,999,806	2,681

Government TaxAdvantage Portfolio	149,999,806	150,000,000	—

Tax-Free Cash Reserve Portfolio	1,421,549,806	1,662,773,298	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
  During the six months ended February 28, 2010, the Funds in aggregate paid legal fees of $61,081 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (i) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (ii) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund below had a capital loss carryforward as of August 31, 2009 which expires as follows:

	August 31, 2015	August 31, 2017	Total*

Tax-Free Cash Reserve Portfolio	$13,734	$12,152	$25,886

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

55        Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	57,337,621,840	$57,337,621,840	115,210,746,376	$115,210,746,376

Private Investment Class	3,465,542,362	3,465,542,362	5,348,698,563	5,348,698,563

Personal Investment Class	400,030,845	400,030,845	1,108,427,503	1,108,427,503

Cash Management Class	9,058,433,028	9,058,433,028	22,021,236,511	22,021,236,511

Reserve Class	598,093,172	598,093,172	464,078,823	464,078,823

Resource Class	1,497,211,449	1,497,211,449	4,436,961,030	4,436,961,030

Corporate Class	12,027,492,934	12,027,492,934	25,713,082,952	25,713,082,952

Issued as reinvestment of dividends:
Institutional Class	6,697,434	6,697,434	92,389,548	92,389,548

Private Investment Class	65,775	65,775	4,175,312	4,175,312

Personal Investment Class	22,166	22,166	1,019,143	1,019,143

Cash Management Class	1,338,548	1,338,548	19,297,845	19,297,845

Reserve Class	15,913	15,913	423,816	423,816

Resource Class	202,236	202,236	9,417,843	9,417,843

Corporate Class	1,619,906	1,619,906	11,816,258	11,816,258

Reacquired:
Institutional Class	(61,275,978,425)	(61,275,978,425)	(119,606,311,487)	(119,606,311,487)

Private Investment Class	(3,497,890,646)	(3,497,890,646)	(5,479,702,739)	(5,479,702,739)

Personal Investment Class	(434,838,833)	(434,838,833)	(1,082,551,946)	(1,082,551,946)

Cash Management Class	(9,497,356,299)	(9,497,356,299)	(21,844,880,214)	(21,844,880,214)

Reserve Class	(527,132,798)	(527,132,798)	(460,563,612)	(460,563,612)

Resource Class	(1,886,393,257)	(1,886,393,257)	(4,855,525,668)	(4,855,525,668)

Corporate Class	(14,173,962,144)	(14,173,962,144)	(22,136,016,335)	(22,136,016,335)

Net increase (decrease) in share activity	(6,899,164,794)	$(6,899,164,794)	(1,023,780,478)	$(1,023,780,478)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

56        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	3,510,338,472	$3,510,338,472	12,290,583,897	$12,290,583,897

Private Investment Class	1,106,876,911	1,106,876,911	3,931,182,671	3,931,182,671

Personal Investment Class	1,119,338,686	1,119,338,686	3,996,774,649	3,996,774,649

Cash Management Class	1,874,016,961	1,874,016,961	4,111,368,752	4,111,368,752

Reserve Class	40,473,335	40,473,335	229,777,763	229,777,763

Resource Class	448,695,267	448,695,267	1,256,286,686	1,256,286,686

Corporate Class	334,562,120	334,562,120	1,622,091,750	1,622,091,750

Issued as reinvestment of dividends:
Institutional Class	560,836	560,836	10,313,548	10,313,548

Private Investment Class	36,490	36,490	2,693,226	2,693,226

Personal Investment Class	30,164	30,164	2,391,491	2,391,491

Cash Management Class	106,242	106,242	9,806,592	9,806,592

Reserve Class	604	604	137,979	137,979

Resource Class	24,863	24,863	1,712,359	1,712,359

Corporate Class	65,499	65,499	1,037,479	1,037,479

Reacquired:
Institutional Class	(4,128,815,237)	(4,128,815,237)	(15,032,103,983)	(15,032,103,983)

Private Investment Class	(1,206,373,669)	(1,206,373,669)	(4,204,773,678)	(4,204,773,678)

Personal Investment Class	(1,162,128,916)	(1,162,128,916)	(4,223,838,556)	(4,223,838,556)

Cash Management Class	(1,998,699,686)	(1,998,699,686)	(4,793,389,253)	(4,793,389,253)

Reserve Class	(40,515,870)	(40,515,870)	(286,335,170)	(286,335,170)

Resource Class	(449,817,795)	(449,817,795)	(1,517,112,547)	(1,517,112,547)

Corporate Class	(324,065,488)	(324,065,488)	(1,878,437,462)	(1,878,437,462)

Net increase (decrease) in share activity	(875,290,211)	$(875,290,211)	(4,469,831,807)	$(4,469,831,807)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

57        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	13,012,469,054	$13,012,469,054	51,181,133,777	$51,181,133,777

Private Investment Class	3,088,366,685	3,088,366,685	13,590,064,578	13,590,064,578

Personal Investment Class	779,892,324	779,892,324	2,462,023,476	2,462,023,476

Cash Management Class	24,216,662,731	24,216,662,731	49,522,914,925	49,522,914,925

Reserve Class	275,034,049	275,034,049	327,457,354	327,457,354

Resource Class	869,823,144	869,823,144	2,023,916,969	2,023,916,969

Corporate Class	8,627,755,921	8,627,755,921	24,071,126,166	24,071,126,166

Issued as reinvestment of dividends:
Institutional Class	430,942	430,942	13,766,545	13,766,545

Private Investment Class	53,707	53,707	1,355,282	1,355,282

Personal Investment Class	39,332	39,332	794,376	794,376

Cash Management Class	272,218	272,218	7,153,769	7,153,769

Reserve Class	7,096	7,096	51,349	51,349

Resource Class	56,904	56,904	1,980,528	1,980,528

Corporate Class	260,658	260,658	5,090,909	5,090,909

Reacquired:
Institutional Class	(13,549,818,954)	(13,549,818,954)	(50,951,926,883)	(50,951,926,883)

Private Investment Class	(4,501,519,649)	(4,501,519,649)	(12,477,333,091)	(12,477,333,091)

Personal Investment Class	(793,491,705)	(793,491,705)	(2,722,184,361)	(2,722,184,361)

Cash Management Class	(28,193,338,826)	(28,193,338,826)	(45,588,371,686)	(45,588,371,686)

Reserve Class	(236,778,770)	(236,778,770)	(334,167,404)	(334,167,404)

Resource Class	(886,030,891)	(886,030,891)	(2,289,702,388)	(2,289,702,388)

Corporate Class	(7,969,395,854)	(7,969,395,854)	(22,896,225,215)	(22,896,225,215)

Net increase (decrease) in share activity	(5,259,249,884)	$(5,259,249,884)	5,948,918,975	$5,948,918,975

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 44% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

58        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	37,020,545,032	$37,020,545,032	68,158,587,580	$68,158,587,580

Private Investment Class	1,540,709,914	1,540,709,914	7,841,778,183	7,841,778,183

Personal Investment Class	60,430,819	60,430,819	190,466,782	190,466,782

Cash Management Class	4,322,758,949	4,322,758,949	10,444,803,117	10,444,803,117

Reserve Class	232,650,278	232,650,278	434,676,362	434,676,362

Resource Class	1,547,163,014	1,547,163,014	4,567,230,434	4,567,230,434

Corporate Class	3,355,442,362	3,355,442,362	9,532,168,089	9,532,168,089

Issued as reinvestment of dividends:
Institutional Class	3,187,630	3,187,630	28,153,603	28,153,603

Private Investment Class	56,259	56,259	1,556,833	1,556,833

Personal Investment Class	614	614	34,041	34,041

Cash Management Class	524,465	524,465	10,189,620	10,189,620

Reserve Class	23,386	23,386	398,039	398,039

Resource Class	59,580	59,580	2,237,117	2,237,117

Corporate Class	376,423	376,423	2,892,316	2,892,316

Reacquired:
Institutional Class	(40,125,844,691)	(40,125,844,691)	(60,343,497,677)	(60,343,497,677)

Private Investment Class	(1,506,601,810)	(1,506,601,810)	(7,566,784,032)	(7,566,784,032)

Personal Investment Class	(60,390,943)	(60,390,943)	(202,513,311)	(202,513,311)

Cash Management Class	(4,519,105,721)	(4,519,105,721)	(9,558,159,100)	(9,558,159,100)

Reserve Class	(259,039,086)	(259,039,086)	(430,784,829)	(430,784,829)

Resource Class	(1,634,788,022)	(1,634,788,022)	(4,408,652,274)	(4,408,652,274)

Corporate Class	(3,992,153,178)	(3,992,153,178)	(7,763,975,019)	(7,763,975,019)

Net increase (decrease) in share activity	(4,013,994,726)	$(4,013,994,726)	10,940,805,874	$10,940,805,874

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

59        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,119,138,523	$1,119,138,523	2,232,883,956	$2,232,883,956

Private Investment Class	169,863,831	169,863,831	274,551,140	274,551,140

Personal Investment Class	35,784,998	35,784,998	167,645,922	167,645,922

Cash Management Class	5,303,476	5,303,476	24,068,707	24,068,707

Reserve Class	27,538,498	27,538,498	73,485,734	73,485,734

Resource Class	56,245,217	56,245,217	28,199,787	28,199,787

Corporate Class	50,000,000	50,000,000	351,723	351,723

Issued as reinvestment of dividends:
Institutional Class	104,425	104,425	1,279,524	1,279,524

Private Investment Class	4,087	4,087	106,322	106,322

Personal Investment Class	—	—	—	—

Cash Management Class	4,574	4,574	139,970	139,970

Reserve Class	122	122	1,093	1,093

Resource Class	2,145	2,145	120,734	120,734

Corporate Class	12	12	194	194

Reacquired:
Institutional Class	(1,302,772,196)	(1,302,772,196)	(1,925,199,581)	(1,925,199,581)

Private Investment Class	(181,322,427)	(181,322,427)	(272,277,253)	(272,277,253)

Personal Investment Class	(38,979,540)	(38,979,540)	(166,774,620)	(166,774,620)

Cash Management Class	(15,746,137)	(15,746,137)	(27,579,469)	(27,579,469)

Reserve Class	(30,615,681)	(30,615,681)	(80,261,384)	(80,261,384)

Resource Class	(15,131,387)	(15,131,387)	(44,669,799)	(44,669,799)

Corporate Class	(50,014,512)	(50,014,512)	(351,812)	(351,812)

Net increase (decrease) in share activity	(170,591,972)	$(170,591,972)	285,720,888	$285,720,888

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 67% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

60        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,100,850,130	$1,100,850,130	7,425,779,177	$7,425,779,177

Private Investment Class	135,420,176	135,420,176	511,847,886	511,847,886

Personal Investment Class	7,503,755	7,503,755	13,445,479	13,445,479

Cash Management Class	1,119,986,803	1,119,986,803	2,792,727,250	2,792,727,250

Reserve Class	12,121,152	12,121,152	27,969,701	27,969,701

Resource Class	83,307,037	83,307,037	394,300,830	394,300,830

Corporate Class	8,710,758	8,710,758	763,229,887	763,229,887

Issued as reinvestment of dividends:
Institutional Class	68,878	68,878	4,361,045	4,361,045

Private Investment Class	28,656	28,656	1,750,991	1,750,991

Personal Investment Class	321	321	14,257	14,257

Cash Management Class	39,983	39,983	6,129,570	6,129,570

Reserve Class	2,847	2,847	164,252	164,252

Resource Class	17,864	17,864	896,000	896,000

Corporate Class	0	0	676,626	676,626

Reacquired:
Institutional Class	(1,294,608,069)	(1,294,608,069)	(8,366,246,381)	(8,366,246,381)

Private Investment Class	(200,900,090)	(200,900,090)	(608,096,771)	(608,096,771)

Personal Investment Class	(9,235,874)	(9,235,874)	(46,189,189)	(46,189,189)

Cash Management Class	(1,269,143,315)	(1,269,143,315)	(3,334,320,791)	(3,334,320,791)

Reserve Class	(10,722,302)	(10,722,302)	(56,426,572)	(56,426,572)

Resource Class	(118,892,000)	(118,892,000)	(527,615,619)	(527,615,619)

Corporate Class	(54,442,139)	(54,442,139)	(760,205,770)	(760,205,770)

Net increase (decrease) in share activity	(489,885,429)	$(489,885,429)	(1,755,808,142)	$(1,755,808,142)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9—Subsequent Event

Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” will be changed to “Invesco”.

61        Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Resource Class

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses)								to average		to average net		Ratio of net
	Net asset			on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets

Liquid Assets Portfolio
Six months ended 02/28/10	$1.00	$0.00	(b)	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.02%	$411,364	0.31	%(c)	0.38	%(c)	0.04	%(c)
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	1.10	800,343	0.36		0.41		0.97
Year ended 08/31/08	1.00	0.04	(b)	0.00	0.04	(0.04)	(0.00)	(0.04)	1.00	3.59	1,209,510	0.32		0.37		3.44
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.16	1,128,499	0.32		0.38		5.05
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	(0.00)	(0.04)	1.00	4.36	1,089,107	0.32		0.38		4.30
Year ended 08/31/05	1.00	0.02		0.00	0.02	(0.02)	—	(0.02)	1.00	2.29	902,832	0.32		0.39		2.24

STIC Prime Portfolio
Six months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	222,434	0.24	(c)	0.40	(c)	0.03	(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.74	223,532	0.31		0.43		0.79
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.46	482,644	0.28		0.38		3.30
Year ended 08/31/07	1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00	5.21	570,226	0.28		0.39		5.09
Year ended 08/31/06	1.00	0.04		—	0.04	(0.04)	—	(0.04)	1.00	4.42	325,328	0.28		0.39		4.37
Year ended 08/31/05	1.00	0.02		—	0.02	(0.02)	—	(0.02)	1.00	2.35	271,872	0.28		0.39		2.32

Treasury Portfolio
Six months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	349,263	0.14	(c)	0.38	(c)	0.03	(c)
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.26	365,409	0.28		0.40		0.24
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.76	629,203	0.28		0.38		2.50
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.00	375,750	0.28		0.39		4.87
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.21	352,874	0.28		0.40		4.11
Year ended 08/31/05	1.00	0.02		0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	2.21	301,176	0.28		0.40		2.17

Government & Agency Portfolio
Six months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	398,957	0.21	(c)	0.33	(c)	0.04	(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.57	486,522	0.30		0.35		0.44
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.26	325,692	0.28		0.34		3.12
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.14	297,561	0.28		0.35		5.02
Year ended 08/31/06	1.00	0.04		(0.00)	0.04	(0.04)	—	(0.04)	1.00	4.32	293,839	0.28		0.36		4.29
Year ended 08/31/05	1.00	0.02		(0.00)	0.02	(0.02)	—	(0.02)	1.00	2.28	230,735	0.28		0.37		2.26

Government TaxAdvantage Portfolio
Six months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	58,889	0.14	(c)	0.46	(c)	0.03	(c)
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.45	17,773	0.29		0.50		0.37
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.11	34,121	0.28		0.44		3.14
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.04	53,228	0.28		0.50		4.92
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.24	25,859	0.28		0.57		4.15
Year ended 08/31/05	1.00	0.02		0.00	0.02	(0.02)	—	(0.02)	1.00	2.22	6,906	0.28		0.61		2.24

Tax-Free Cash Reserve Portfolio
Six months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	93,511	0.29	(c)	0.50	(c)	0.04	(c)
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.77	129,078	0.41		0.51		0.90
Five months ended 08/31/08	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.66	261,498	0.38	(d)	0.45	(d)	1.60	(d)
Year ended 03/31/08	1.00	0.03		(0.00)	0.03	(0.03)	—	(0.03)	1.00	3.11	242,372	0.38		0.45		3.07
Year ended 03/31/07	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	3.24	381,047	0.38		0.45		3.20
Year ended 03/31/06	1.00	0.02		—	0.02	(0.02)	—	(0.02)	1.00	2.37	341,384	0.38		0.47		2.33
Year ended 03/31/05	1.00	0.01		—	0.01	(0.01)	—	(0.01)	1.00	1.08	289,621	0.38		0.47		1.08

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)	Calculated using average shares outstanding.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $600,818, $246,118, $381,264, $445,699, $38,960 and $114,485 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

62        Short-Term Investments Trust

Calculating Your Ongoing Fund Expenses

Example

As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2009 through February 28, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)

	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Resource Class	(09/01/09)	(02/28/10)[1]	Period[2]	(02/28/10)	Period[2]	Ratio
Liquid Assets Portfolio	$1,000.00	$1,001.90	$1.54	$1,023.26	$1.56	0.31%

STIC Prime Portfolio	1,000.00	1,000.20	1.19	1,023.60	1.20	0.24

Treasury Portfolio	1,000.00	1,000.20	0.69	1,024.10	0.70	0.14

Government & Agency Portfolio	1,000.00	1,000.20	1.04	1,023.75	1.05	0.21

Government TaxAdvantage Portfolio	1,000.00	1,000.20	0.69	1,024.10	0.70	0.14

Tax-Free Cash Reserve Portfolio	1,000.00	1,000.20	1.44	1,023.36	1.45	0.29

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2009 through February 28, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

63        Short-Term Investments Trust

Invesco Aim Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco Aim collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco Aim, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco Aim maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website — invescoaim.com. More detail is available to you at that site.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. To locate each Fund’s portfolio holdings, click the Products and Performance tab at the top and select Product Overviews. Then, select your Fund from the drop-down menu. Links to each Fund’s complete monthly and quarterly holdings are available on this Web page. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. Click the About Us tab at the top of the home page; click on Legal Information; and then click on Invesco Aim Proxy Voting Guidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com and click the About Us tab at the top of the home page; click on Legal Information and then click on Proxy Voting Search. Next, select the Fund from the drop-down menu. This information is also available on the SEC website, sec.gov.
If used after July 20, 2010, this report must be accompanied by a Fund fact sheet for the most recent month-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Aim Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
     On or about April 30, 2010, Invesco Aim Distributors, Inc. becomes Invesco Distributors, Inc., Invesco Aim Investment Services, Inc. becomes Invesco Investment Services, Inc., and AIM funds become Invesco funds. In addition, invescoaim.com becomes invesco.com.

CM-STIT-SAR-4	Invesco Aim Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of March 19, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 19, 2010, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Short-Term Investments Trust

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date: May 10, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date: May 10, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: May 10, 2010

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.